UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02687

Name of Registrant: Vanguard Municipal Bond Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2017—April 30, 2018

Item 1: Reports to Shareholders

Semiannual Report | April 30, 2018
Vanguard Municipal Money Market Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control. We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	2
Advisor’s Report.	4
Results of Proxy Voting.	8
Fund Profile.	10
Performance Summary.	11
Financial Statements.	12
About Your Fund’s Expenses.	57
Trustees Approve Advisory Arrangement.	59
Glossary.	61

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• For the six months ended April 30, 2018, Vanguard Municipal Money Market Fund returned 0.55%, exceeding the 0.40% average return of its tax-exempt money market peers.

• The Federal Reserve raised interest rates twice during the period. It also continued to trim its $4.5 trillion balance sheet, moving further down the path toward monetary policy normalization after its emergency intervention in the wake of the Great Recession.

• We made tactical moves around market volatility caused by new federal tax legislation and we continued to favor variable-rate demand notes over similar securities with fixed rates. Those moves added incremental value during the period.

• Your fund’s portfolio is diversified across multiple states. We continue to monitor areas where fiscal woes could pressure bond prices.

Total Returns: Six Months Ended April 30, 2018
		Taxable-
	7-Day	Equivalent	Income	Capital	Total
	SEC Yield	Yield [1]	Return	Return	Return
Vanguard Municipal Money Market Fund	1.52%	2.57%	0.55%	0.00%	0.55%
Tax-Exempt Money Market Funds Average[2]					0.40

1 This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 40.8%. State and local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
2 Derived from data provided by Lipper, a Thomson Reuters Company.

Expense Ratios
Your Fund Compared With Its Peer Group
		Peer Group
	Fund	Average
Municipal Money Market Fund	0.15%	0.41%

The fund expense ratio shown is from the prospectus dated February 23, 2018, and represents estimated costs for the current fiscal year.
For the six months ended April 30, 2018, the fund’s annualized expense ratio was 0.15%. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2017.

Peer Group: Tax-Exempt Money Market Funds.

1

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I’ll keep this priority

2

front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make

Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
May 16, 2018

Market Barometer
			Total Returns
		Periods Ended April 30, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	3.83%	13.17%	12.84%
Russell 2000 Index (Small-caps)	3.27	11.54	11.74
Russell 3000 Index (Broad U.S. market)	3.79	13.05	12.75
FTSE All-World ex US Index (International)	3.72	15.84	5.85

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.87%	-0.32%	1.47%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.97	1.56	2.44
Citigroup Three-Month U.S. Treasury Bill Index	0.67	1.16	0.32

CPI
Consumer Price Index	1.57%	2.46%	1.50%

3

Advisor’s Report

For the six months ended April 30, 2018, Vanguard Municipal Money Market Fund returned 0.55%, exceeding the 0.40% average return of its tax-exempt money market peers.

Please note that your fund is allowed to invest in securities whose income is subject to the alternative minimum tax (AMT). As of April 30, 2018, your fund owned securities that would generate income distributions subject to the AMT.

Investment environment

Macroeconomic fundamentals remained favorable throughout the period. The U.S. economy continued to expand at a robust pace on solid business investment and consumer spending. Unemployment remained low, dropping to 3.9% in April. Job creation averaged close to 200,000 per month for the six months. While the most recent readings have been lower than that, they’ve still been strong given how low unemployment is and where we are in the economic cycle. The readings are well above the approximately 90,000 new jobs needed to absorb the number of workers entering the labor market every month.

Global growth continued to create a tailwind. The Federal Reserve, acknowledging the health of the U.S. economy, worked toward monetary policy normalization. It continued to shrink the $4.5 trillion balance sheet it had amassed as part of the monetary stimulus provided in the wake of the 2007–2009 recession. It also raised the federal funds target rate by a quarter percentage point in December under then-Chair Janet Yellen and again in March under its new chair, Jerome Powell.

Even with this robust macroeconomic backdrop, investors abruptly began to see the glass as half empty toward the end of January. Long-awaited signs of wage

Yields of Municipal Securities
(AAA-Rated General Obligation Issues)
	October 31,	April 30,
Maturity	2017	2018
2 years	1.09%	1.87%
5 years	1.42	2.19
10 years	2.01	2.49
30 years	2.83	3.09
Source: Vanguard.

4

increases and higher inflation, coupled with the outlook for faster growth from tax cuts and increased government spending, raised fears that the Fed might start hiking rates more aggressively. Brewing trade tensions and geopolitical flare-ups added to the downbeat mood. Market volatility spiked, stocks dropped sharply from all-time highs, and bond yields rose. (Bond yields and prices move in opposite directions.)

The municipal bond market also had to contend with new federal tax laws. One significant change in the Tax Cuts and Jobs Act passed in late December is that municipalities can no longer issue bonds to advance-refund outstanding tax-exempt debt. That made supply lumpier than usual, with municipalities rushing to issue both advanced refunding and private activity bonds ahead of the law’s passage. Supply was more than three times higher in December 2017 than it was a year earlier, and it’s been lower than usual since then. Reducing the statutory federal corporate tax rate to 21% also influenced demand by making munis’ tax-equivalent returns a little less attractive to nontraditional buyers such as banks and insurance companies. However, a cap on deductions for state and local taxes and mortgage interest payments may make munis a little more attractive for investors residing in states with high taxes and expensive real estate markets. Overall, the developments kept supply and demand fairly well matched this year.

Bond yields increased across the maturity spectrum. Fed action helped the 2-year U.S. Treasury note climb 89 basis points to 2.49%, its highest level in almost a decade. (A basis point is one one-hundredth of a percentage point.)

Longer-term yields, which are more affected by market expectations for growth and inflation, moved less. The yield of the bellwether 10-year Treasury note was up 57 basis points at 2.95% and the 30-year bond was up 24 basis points at 3.12%.

Muni bonds saw comparable yield rises, again with more movement at the short end of the curve than at the long end.

Management of the fund

As noted, the passage of new federal tax legislation temporarily disrupted the supply-and-demand dynamics in the muni bond market. We made tactical moves as an increase in new issuance and volatility translated into attractive yields on the short end of the curve relative to taxable money market options. Those decisions added incremental value during the period.

5

We maintained our view that interest rates would rise in the near to medium term. We increased the fund’s exposure to variable-rate demand notes, which reset at certain periods in the very near future at the prevailing interest rate. The fund’s weighted average maturity was a little lower than it had been historically. Given our expectation for the number of Fed interest rate hikes over the course of the year, if breakeven interest rates look attractive, we would look for opportunities to extend the portfolio’s maturity.

Your fund’s portfolio is diversified across issues in multiple states. Although state finances in general have been in decent shape, we continue to monitor the situation in areas where fiscal woes could pressure bond prices.

Outlook

The U.S. economy is on pace to break above its long-term potential growth rate to around 2.5% in 2018. While slow productivity growth, an aging population, and disruptive new technologies will continue to be long-term structural drags, we could see a cyclical upswing given the recent tax cuts and increased government spending coming on top of solid synchronized global growth.

The unemployment rate is at its lowest level since 2000 and is likely to edge even lower. Tightness in the labor market may finally be starting to translate into upward pressure on wages. That, along with stable and broad global growth, may well lead to higher inflation—a scenario that the financial markets are now pricing in.

Our long-term outlook for tepid inflation, however, remains unchanged.

That backdrop should justify the Fed’s raising the federal funds rate two more times in 2018 and three times in 2019, although a marked acceleration in inflation might persuade the Fed to move one of next year’s planned rate hikes into this year. The unwinding of the Fed’s balance sheet is likely to continue according to the framework and timetable laid out by policymakers in September given the limited reaction so far from the bond market.

We may continue to see bouts of volatility in the bond market related to inflation and interest rate expectations. Munis may also experience further adjustments in supply and demand stemming from the Tax Cuts and Jobs Act. Other potential volatility triggers we’ll be watching include U.S. midterm elections, stalled or scuttled trade negotiations, and flare-ups in geopolitical tensions.

6

We are anticipating a convergence in global monetary policy as 2018 unfolds, with central banks in developed countries adopting less accommodative stances—some raising rates, some planning to do so, and some reducing quantitative easing. Withdrawing that accommodation unexpectedly or too quickly could well rattle the markets.

Whatever the markets may bring, our experienced team of portfolio managers, credit analysts, and traders will continue to seek out opportunities to add to the fund’s performance.

Christopher W. Alwine, CFA,
Principal, Head of Municipal Group

Justin A. Schwartz, CFA,
Portfolio Manager, Head of Municipal Money Market Funds

Vanguard Fixed Income Group

May 10, 2018

7

Results of Proxy Voting

At a special meeting of shareholders on November 15, 2017, fund shareholders approved the following proposals:

Proposal 1—Elect trustees for the fund.*

The individuals listed in the table below were elected as trustees for the fund. All trustees with the exception of Ms. Mulligan, Ms. Raskin, and Mr. Buckley (each of whom already serves as a director of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

			Percentage
Trustee	For	Withheld	For
Mortimer J. Buckley	18,588,776,810	554,952,808	97.1%
Emerson U. Fullwood	18,544,751,126	598,978,491	96.9%
Amy Gutmann	18,498,186,348	645,543,270	96.6%
JoAnn Heffernan Heisen	18,535,678,581	608,051,037	96.8%
F. Joseph Loughrey	18,564,305,173	579,424,445	97.0%
Mark Loughridge	18,577,443,667	566,285,951	97.0%
Scott C. Malpass	18,550,456,245	593,273,373	96.9%
F. William McNabb III	18,539,157,256	604,572,362	96.8%
Deanna Mulligan	18,560,245,240	583,484,378	97.0%
André F. Perold	18,419,837,157	723,892,461	96.2%
Sarah Bloom Raskin	18,531,740,865	611,988,752	96.8%
Peter F. Volanakis	18,563,996,876	579,732,742	97.0%
* Results are for all funds within the same trust.

Proposal 2—Approve a manager-of-managers arrangement with third-party investment advisors.

This arrangement enables the fund to enter into and materially amend investment advisory arrangements with third-party investment advisors, subject to the approval of the fund’s board of trustees and certain conditions imposed by the Securities and Exchange Commission, while avoiding the costs and delays associated with obtaining future shareholder approval.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Municipal Money
Market Fund	9,272,355,312	519,228,023	537,525,584	1,862,339,763	76.1%

8

Proposal 3—Approve a manager-of-managers arrangement with wholly owned subsidiaries of Vanguard.

This arrangement enables Vanguard or the fund to enter into and materially amend investment advisory arrangements with wholly owned subsidiaries of Vanguard, subject to the approval of the fund’s board of trustees and any conditions imposed by the Securities and Exchange Commission (SEC), while avoiding the costs and delays associated with obtaining future shareholder approval. The ability of the fund to operate in this manner is contingent upon the SEC’s approval of a pending application for an order of exemption.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Municipal Money
Market Fund	9,428,012,891	471,874,531	429,221,497	1,862,339,763	77.3%

Fund shareholders did not approve the following proposal:

Proposal 7—Institute transparent procedures to avoid holding investments in companies that, in management’s judgment, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights. Such procedures may include time-limited engagement with problem companies if management believes that their behavior can be changed.

The trustees recommended a vote against the proposal for the following reasons: (1) Vanguard is fully compliant with all applicable U.S. laws and regulations that prohibit the investment in any company owned or controlled by the government of Sudan; (2) the addition of further investment constraints is not in fund shareholders’ best interests if those constraints are unrelated to a fund’s stated investment objective, policies, and strategies; and (3) divestment is an ineffective means to implement social change, as it often puts the shares into the hands of another owner with no direct impact to the company’s capitalization.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Municipal Money
Market Fund	2,242,533,847	587,336,923	7,499,238,149	1,862,339,763	18.4%

9

Municipal Money Market Fund

Fund Profile
As of April 30, 2018

Financial Attributes
Ticker Symbol	VMSXX
Expense Ratio[1]	0.15%
7-Day SEC Yield	1.52%
Average Weighted
Maturity	27 days

Largest Area Concentrations
New York	12.3%
Multiple States	11.2
Texas	10.5
New Jersey	6.0
Tennessee	4.8
Illinois	4.6
Florida	3.6
Wisconsin	3.3
Colorado	3.1
Ohio	2.9
Top Ten	62.3%

1 The expense ratio shown is from the prospectus dated February 23, 2018, and represents estimated costs for the current fiscal year. For the six months ended April 30, 2018, the annualized expense ratio was 0.15%.

10

Municipal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. The fund is only available to retail investors (natural persons). You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): October 31, 2007, Through April 30, 2018
		Tax-Exempt
		Money Mkt
		Funds Average
Fiscal Year	Total Returns	Total Returns[1]
2008	2.63%	2.03%
2009	0.60	0.27
2010	0.14	0.00
2011	0.09	0.00
2012	0.04	0.00
2013	0.02	0.00
2014	0.01	0.01
2015	0.01	0.01
2016	0.25	0.07
2017	0.66	0.35
2018	0.55	0.40
7-day SEC yield (4/30/2018): 1.52%
1 Derived from data provided by Lipper, a Thomson Reuters Company.
Note: For 2018, performance data reflect the six months ended April 30, 2018.

Average Annual Total Returns: Periods Ended March 31, 2018
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Municipal Money Market Fund	6/10/1980	0.86%	0.27%	0.36%

See Financial Highlights for dividend information.

11

Municipal Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2018

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (95.4%)
Alabama (1.4%)
1 Alabama Federal Aid Highway Finance
Authority Special Obligation Revenue
TOB VRDO	1.780%	5/7/18	5,000	5,000
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	1.730%	5/7/18 LOC	88,700	88,700
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	1.730%	5/7/18 LOC	11,200	11,200
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	1.730%	5/7/18 LOC	3,600	3,600
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	1.730%	5/7/18 LOC	10,900	10,900
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	1.730%	5/7/18 LOC	24,000	24,000
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	1.730%	5/7/18 LOC	20,000	20,000
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	1.730%	5/7/18 LOC	20,000	20,000
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	1.730%	5/7/18 LOC	20,000	20,000
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	1.730%	5/7/18 LOC	47,350	47,350
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	1.790%	5/7/18 LOC	6,000	6,000
				256,750

12

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
Alaska (0.0%)
	Alaska Student Loan Corp. Education Loan
	Revenue VRDO	1.780%	5/7/18 LOC	7,155	7,155

Arizona (1.4%)
1	Arizona Health Facilities Authority Revenue
	(Banner Health) TOB VRDO	1.780%	5/7/18	21,000	21,000
	Arizona Health Facilities Authority Revenue
	(Banner Health) VRDO	1.720%	5/7/18 LOC	24,005	24,005
1	Arizona Transportation Board Highway
	Revenue TOB VRDO	1.780%	5/7/18 (Prere.)	12,745	12,745
1	Arizona Transportation Board Highway
	Revenue TOB VRDO	1.780%	5/7/18	6,610	6,610
1	Maricopa County AZ Industrial Development
	Authority Health Facilities Revenue (Banner
	Health Obligated Group) TOB VRDO	1.770%	5/7/18	4,820	4,820
1	Maricopa County AZ Industrial Development
	Authority Health Facilities Revenue (Banner
	Health Obligated Group) TOB VRDO	1.780%	5/7/18	16,850	16,850
	Maricopa County AZ Industrial Development
	Authority Health Facilities Revenue (Banner
	Health Obligated Group) VRDO	1.730%	5/7/18	66,600	66,600
[1,2]	Mesa AZ Utility System Revenue TOB PUT	1.800%	5/3/18	11,925	11,925
	Phoenix AZ Civic Improvement Corp. Airport
	Rev.	5.000%	7/1/18 (Prere.)	28,000	28,168
1	Phoenix AZ Civic Improvement Corp. Airport
	Revenue TOB VRDO	1.800%	5/7/18	1,000	1,000
1	Phoenix AZ Civic Improvement Corp. Water
	System Revenue TOB VRDO	1.780%	5/7/18 (Prere.)	5,000	5,000
1	Phoenix AZ Civic Improvement Corp. Water
	System Revenue TOB VRDO	1.780%	5/7/18 (Prere.)	7,715	7,715
1	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue
	TOB VRDO	1.770%	5/7/18	16,000	16,000
1	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue
	TOB VRDO	1.780%	5/7/18	5,650	5,650
1	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue
	TOB VRDO	1.780%	5/7/18	4,000	4,000
1	Tempe AZ Union High School District
	No. 213 GO TOB VRDO	1.780%	5/7/18	6,840	6,840
1	University of Arizona Revenue TOB VRDO	1.780%	5/7/18	6,715	6,715
					245,643
California (2.7%)
	California Educational Facilities Authority
	Revenue (California Institute of Technology)
	VRDO	1.620%	5/7/18	5,295	5,295
	California GO CP	1.590%	5/2/18 LOC	25,000	25,000
	California GO CP	1.640%	6/5/18	12,000	12,000
	California Health Facilities Financing Authority
	Revenue (Kaiser Permanente) VRDO	1.780%	5/7/18	5,900	5,900
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	1.760%	5/7/18	5,000	5,000

13

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	1.760%	5/7/18	18,980	18,980
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	1.760%	5/7/18	8,300	8,300
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	1.770%	5/7/18	3,660	3,660
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	1.770%	5/7/18	4,250	4,250
California Statewide Communities
Development Authority Multifamily
Housing Revenue (Belmont Project) VRDO	1.780%	5/7/18 LOC	19,890	19,890
California Statewide Communities
Development Authority Revenue
(Kaiser Permanente) VRDO	1.730%	5/7/18	5,800	5,800
1 California Statewide Communities
Development Authority Revenue
(Sutter Health) TOB VRDO	1.780%	5/7/18 (Prere.)	20,000	20,000
1 Foothill-De Anza CA Community College
District GO TOB VRDO	1.780%	5/7/18	7,500	7,500
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.770%	5/7/18	4,395	4,395
1 Nuveen California AMT-Free Quality
Municipal
Income Fund VRDP VRDO	1.850%	5/7/18 LOC	35,000	35,000
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	1.870%	5/7/18 LOC	20,000	20,000
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	1.900%	5/7/18 LOC	10,000	10,000
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	1.900%	5/7/18 LOC	59,500	59,500
Otay CA Water District (Capital Project)
COP VRDO	1.780%	5/7/18 LOC	3,510	3,510
1 Regents of the University of California
Revenue TOB VRDO	1.780%	5/7/18	14,270	14,270
1 Regents of the University of California
Revenue TOB VRDO	1.780%	5/7/18	7,600	7,600
1 San Diego CA Community College District
GO TOB VRDO	1.800%	5/7/18 (Prere.)	1,165	1,165
1 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	1.760%	5/7/18 (Prere.)	6,105	6,105
San Francisco CA City & County International
Airport Revenue CP	1.590%	5/3/18 LOC	12,250	12,250
San Francisco CA City & County International
Airport Revenue CP	1.310%	5/16/18 LOC	80,000	80,000
San Francisco CA City & County International
Airport Revenue CP	1.310%	5/17/18 LOC	40,000	40,000
1 San Mateo County CA Community College
District GO TOB VRDO	1.780%	5/7/18	8,810	8,810
University of California Regents CP	1.270%	5/2/18	10,000	10,000
University of California Regents CP	1.710%	8/8/18	22,500	22,500
1 West Valley-Mission CA Community College
District GO TOB VRDO	1.780%	5/7/18	8,500	8,500
				485,180

14

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
Colorado (3.0%)
1	Adams County CO COP TOB VRDO	1.800%	5/7/18	6,825	6,825
1	Board of Governors of the Colorado State
	University System Enterprise Revenue
	TOB VRDO	1.800%	5/7/18	9,750	9,750
	Colorado Education Loan Program Revenue	4.000%	6/28/18	67,100	67,386
	Colorado General Fund Revenue	2.500%	6/27/18	40,000	40,074
	Colorado General Fund Revenue	4.000%	6/27/18	60,315	60,576
	Colorado General Fund Revenue	5.000%	6/27/18	55,000	55,325
1	Colorado Health Facilities Authority Revenue
	(Adventist Health System/Sunbelt
	Obligated Group) TOB VRDO	1.780%	5/7/18	1,950	1,950
1	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) TOB VRDO	1.780%	5/7/18	13,635	13,635
1	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) TOB VRDO	1.780%	5/7/18	6,000	6,000
1	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) TOB VRDO	1.780%	5/7/18	20,295	20,295
1	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) TOB VRDO	1.790%	5/7/18	7,175	7,175
	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) VRDO	1.760%	5/7/18	25,490	25,490
	Colorado Housing & Finance Authority
	Multi-Family Mortgage Revenue VRDO	1.750%	5/7/18	4,675	4,675
	Colorado Housing & Finance Authority
	Multi-Family Mortgage Revenue VRDO	1.750%	5/7/18	5,940	5,940
1	Colorado Housing & Finance Authority
	Single Family Mortgage Revenue TOB
	VRDO	1.800%	5/7/18 LOC	4,900	4,900
	Colorado Housing & Finance Authority
	Single Family Mortgage Revenue VRDO	1.800%	5/7/18	4,625	4,625
	Colorado Housing & Finance Authority
	Single Family Mortgage Revenue VRDO	1.800%	5/7/18	7,000	7,000
	Colorado Housing & Finance Authority
	Single Family Mortgage Revenue VRDO	1.820%	5/7/18	9,400	9,400
1	Colorado Springs CO Utility System
	Revenue TOB VRDO	1.780%	5/7/18	9,810	9,810
	Colorado State Education Loan Program
	Revenue	4.000%	6/28/18	83,805	84,168
	Colorado State Education Loan Program
	Revenue	5.000%	6/28/18	9,280	9,335
1	Denver CO City & County Airport Revenue
	TOB VRDO	1.820%	5/7/18 LOC	23,995	23,995
[1,2]	Denver CO City & County Board of Water
	Commissioners Water Revenue TOB PUT	1.900%	6/7/18	6,715	6,715
1	Denver CO City & County Justice System
	Facilities GO TOB VRDO	1.770%	5/7/18	7,500	7,500

15

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
[1,2]	University of Colorado Hospital Authority
	Revenue TOB PUT	1.900%	6/21/18	11,040	11,040
1	University of Colorado Hospital Authority
	Revenue TOB VRDO	1.790%	5/7/18	44,470	44,470
					548,054
Connecticut (0.2%)
1	Connecticut Health & Educational Facilities
	Authority Revenue (Trinity Health Corp.)
	TOB VRDO	1.780%	5/7/18	4,445	4,445
1	Connecticut Health & Educational Facilities
	Authority Revenue (Trinity Health Corp.)
	TOB VRDO	1.780%	5/7/18	3,200	3,200
1	Connecticut Health & Educational Facilities
	Authority Revenue (Trinity Health Corp.)
	TOB VRDO	1.780%	5/7/18	8,000	8,000
	Connecticut Housing Finance Authority
	Revenue Housing Mortgage Finance
	Program VRDO	1.760%	5/7/18	6,875	6,875
	Connecticut Housing Finance Authority
	Revenue Housing Mortgage Finance
	Program VRDO	1.760%	5/7/18	5,500	5,500
	Farmington CT BAN	3.000%	5/8/18	5,000	5,002
					33,022
Delaware (0.1%)
	New Castle County DE Student Housing
	Revenue (University Courtyard Apartments)
	VRDO	1.760%	5/7/18 LOC	13,620	13,620

District of Columbia (1.3%)
[1,2]	District of Columbia GO TOB PUT	1.900%	5/31/18	4,010	4,010
1	District of Columbia GO TOB VRDO	1.780%	5/7/18 LOC	45,000	45,000
1	District of Columbia GO TOB VRDO	1.780%	5/7/18	5,595	5,595
1	District of Columbia Hospital Revenue
	TOB VRDO	1.780%	5/7/18 (Prere.)	10,150	10,150
1	District of Columbia Income Tax Revenue
	TOB VRDO	1.780%	5/7/18	7,855	7,855
1	District of Columbia Income Tax Revenue
	TOB VRDO	1.780%	5/7/18	10,000	10,000
	District of Columbia Revenue (The Pew
	Charitable Trust) VRDO	1.750%	5/7/18 LOC	7,845	7,845
1	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB PUT	1.900%	5/31/18	9,750	9,750
1	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	1.770%	5/7/18 (Prere.)	9,360	9,360
1	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	1.770%	5/7/18	3,750	3,750
1	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	1.780%	5/7/18	6,650	6,650
1	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	1.780%	5/7/18	11,870	11,870
1	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	1.790%	5/7/18	6,190	6,190
	District of Columbia Water & Sewer Authority
	Public Utility Revenue VRDO	1.730%	5/7/18	10,000	10,000

16

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
1	Metropolitan Washington DC/VA Airports
	Authority Airport System Revenue TOB
	VRDO	1.830%	5/7/18	5,700	5,700
	Metropolitan Washington DC/VA Airports
	Authority Airport System Revenue VRDO	1.780%	5/7/18 LOC	53,175	53,175
	Metropolitan Washington DC/VA Airports
	Authority Airport System Revenue VRDO	1.780%	5/7/18 LOC	23,425	23,425
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue CP	1.670%	5/24/18	6,000	6,000
					236,325
Florida (3.6%)
1	Broward County FL Airport System Revenue
	TOB VRDO	1.780%	5/7/18 LOC	31,335	31,335
	Broward County FL School District TAN	2.000%	6/15/18	29,295	29,318
1	Broward County FL Water & Sewer Utility
	Revenue TOB VRDO	1.780%	5/7/18 (Prere.)	11,330	11,330
[1,2]	Clearwater FL Water & Sewer Revenue
	TOB PUT	1.900%	5/31/18	6,500	6,500
[1,2]	Florida Board of Education Public Education
	Capital Outlay GO TOB PUT	1.900%	6/14/18	5,000	5,000
[1,2]	Florida Board of Education Public Education
	Capital Outlay GO TOB PUT	1.900%	6/21/18	3,650	3,650
[1,2]	Florida Board of Education Public Education
	Capital Outlay GO TOB PUT	1.900%	7/5/18	4,555	4,555
1	Florida Board of Education Public Education
	Capital Outlay GO TOB VRDO	1.780%	5/7/18	8,000	8,000
1	Florida Board of Education Public Education
	GO TOB VRDO	1.780%	5/7/18	7,500	7,500
1	Florida Department of Management
	Services COP TOB VRDO	1.780%	5/7/18	6,960	6,960
[1,2]	Florida Department of Transportation GO
	TOB PUT	1.900%	6/14/18	11,000	11,000
1	Florida Housing Finance Corp. Homeowner
	Mortgage Revenue TOB VRDO	1.780%	5/7/18	12,670	12,670
1	Florida Turnpike Authority Revenue TOB
	VRDO	1.780%	5/7/18	7,525	7,525
[1,2]	Gainesville FL Utilities System Revenue
	TOB PUT	1.900%	5/10/18	27,110	27,110
1	Greater Orlando Aviation Authority Florida
	Airport Facilities Revenue TOB VRDO	1.780%	5/7/18	12,000	12,000
	Halifax Hospital Medical Center Florida
	Hospital Revenue VRDO	1.730%	5/7/18 LOC	1,900	1,900
1	Hillsborough County FL Aviation Authority
	Revenue (Tampa International Airport)
	TOB VRDO	1.950%	5/7/18	4,015	4,015
1	Jacksonville FL Electric System Revenue
	TOB VRDO	1.780%	5/7/18	8,565	8,565
	Jacksonville FL Capital Project Revenue
	VRDO	1.780%	5/7/18 LOC	39,060	39,060
	Jacksonville FL Electric Authority Electric
	System Revenue CP	1.800%	5/10/18	37,200	37,200
	Jacksonville FL Electric Authority Electric
	System Revenue CP	1.280%	5/22/18	24,800	24,800

17

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Jacksonville FL Electric Authority Electric
System Revenue CP	1.290%	5/23/18	30,965	30,965
1 Jacksonville FL Special Revenue TOB VRDO	1.780%	5/7/18	3,900	3,900
1 Miami Beach FL Resort Tax Revenue TOB
VRDO	1.790%	5/7/18	10,000	10,000
1 Miami Beach FL Resort Tax Revenue TOB
VRDO	1.800%	5/7/18	6,665	6,665
1 Miami Beach FL Resort Tax Revenue TOB
VRDO	1.800%	5/7/18	3,750	3,750
Miami Dade County FL Seaport A1 CP	1.290%	5/21/18 LOC	10,000	10,000
1 Miami-County FL Transit Sales Surtax
Revenue TOB VRDO	1.790%	5/7/18	7,600	7,600
1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	1.770%	5/7/18	9,940	9,940
1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	1.780%	5/7/18 LOC	14,245	14,245
1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	1.780%	5/7/18	10,530	10,530
1 Miami-Dade County FL School Board COP
TOB VRDO	1.830%	5/7/18 (Prere.)	20,000	20,000
Miami-Dade County FL Seaport Revenue
VRDO	1.750%	5/7/18 LOC	67,320	67,320
Miami-Dade County FL Seaport Revenue
VRDO	1.780%	5/7/18 LOC	19,150	19,150
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System) VRDO	1.790%	5/7/18 LOC	4,135	4,135
1 Orange County FL Sales Tax Revenue TOB
VRDO	1.780%	5/7/18	10,230	10,230
1 Orange County FL School Board COP TOB
VRDO	1.820%	5/7/18 (Prere.)	19,070	19,070
1 Orange County FL Tourist Development
Revenue TOB VRDO	1.780%	5/7/18	16,665	16,665
Orlando FL Utility Commission Utility
System Revenue VRDO	1.740%	5/7/18	6,200	6,200
Orlando FL Utility Commission Utility
System Revenue VRDO	1.750%	5/7/18	31,925	31,925
Palm Beach County FL Revenue (Community
Foundation Palm Beach Project) VRDO	1.790%	5/7/18 LOC	6,200	6,200
1 Palm Beach County FL School Board COP
TOB VRDO	1.790%	5/7/18	6,590	6,590
1 Tampa Bay FL Water Utility System Revenue
TOB VRDO	1.780%	5/7/18	8,960	8,960
Tampa FL Health System Revenue (BayCare
Health System)	2.050%	11/26/18	13,500	13,500
1 Tampa FL Health System Revenue TOB
VRDO	1.780%	5/7/18	4,800	4,800
				642,333
Georgia (1.4%)
1 Atlanta GA Water & Wastewater Revenue
TOB VRDO	1.780%	5/7/18	23,865	23,865
1 Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe
Power Corp. Vogtle Project) TOB VRDO	1.810%	5/7/18 LOC	12,335	12,335

18

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
1	Burke County GA Development Authority
	Pollution Control Revenue (Oglethorpe
	Power Corp. Vogtle Project) TOB VRDO	1.810%	5/7/18 LOC	23,000	23,000
	Cobb County GA Hospital Authority Revenue
	(Equipment Pool Project) VRDO	1.760%	5/7/18 LOC	7,100	7,100
	Cobb County GA Hospital Authority Revenue
	(Equipment Pool Project) VRDO	1.760%	5/7/18 LOC	25,000	25,000
1	DeKalb County GA Water & Sewer Revenue
	TOB VRDO	1.780%	5/7/18	11,990	11,990
1	DeKalb County GA Water & Sewer Revenue
	TOB VRDO	1.800%	5/7/18	9,600	9,600
1	Fulton County GA Development Authority
	Revenue (Piedmont Healthcare Inc. Project)
	TOB VRDO	1.780%	5/7/18 (Prere.)	16,635	16,635
	Fulton County GA Development Authority
	Revenue (Shepherd Center Inc. Project)
	VRDO	1.770%	5/7/18 LOC	51,200	51,200
[1,2]	Metropolitan Atlanta Rapid Transportation
	Authority Georgia Sales Tax Revenue
	TOB PUT	1.900%	5/17/18	12,025	12,025
	Municipal Electric Authority Georgia Revenue
	(Project One) CP	1.880%	7/12/18 LOC	24,112	24,112
	Municipal Electric Authority Georgia Revenue
	(Project One) CP	1.880%	7/19/18	24,112	24,112
1	Private Colleges & University Authority of
	Georgia Revenue (Emory University) TOB
	VRDO	1.780%	5/7/18	5,635	5,635
					246,609
Hawaii (0.5%)
	Hawaii Department of Budget & Finance
	Special Purpose Revenue (Queens Health
	System) PUT	2.200%	11/26/18	18,295	18,295
	Hawaii Department of Budget & Finance
	Special Purpose Revenue (Queens Health
	System) PUT	2.200%	11/26/18	39,520	39,520
	Hawaii GO	5.000%	11/1/18	16,155	16,441
[1,2]	Hawaii GO TOB PUT	1.900%	7/19/18	9,260	9,260
					83,516
Idaho (0.5%)
	Idaho Building Authority Revenue (Prison
	Facilities Project) VRDO	1.750%	5/7/18	27,165	27,165
1	Idaho Building Authority Revenue (State
	Office Campus Project) TOB VRDO	1.800%	5/7/18	4,310	4,310
	Idaho TAN	4.000%	6/29/18	54,130	54,369
					85,844
Illinois (4.6%)
	Channahon IL Revenue (Morris Hospital)
	VRDO	1.760%	5/7/18 LOC	3,845	3,845
	Channahon IL Revenue (Morris Hospital)
	VRDO	1.760%	5/7/18 LOC	4,580	4,580
	Channahon IL Revenue (Morris Hospital)
	VRDO	1.760%	5/7/18 LOC	4,170	4,170

19

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Channahon IL Revenue (Morris Hospital)
VRDO	1.760%	5/7/18 LOC	3,640	3,640
Channahon IL Revenue (Morris Hospital)
VRDO	1.760%	5/7/18 LOC	6,215	6,215
1 Chicago IL Metropolitan Water Reclamation
District GO TOB VRDO	1.830%	5/7/18	12,000	12,000
Chicago IL Midway Airport Revenue VRDO	1.780%	5/7/18 LOC	32,400	32,400
Chicago IL Midway Airport Revenue VRDO	1.790%	5/7/18 LOC	34,275	34,275
Chicago IL O’Hare International Airport
Revenue VRDO	1.770%	5/7/18 LOC	16,345	16,345
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/18 (Prere.)	7,205	7,230
Du Page County IL Revenue (Morton
Arboretum) VRDO	1.760%	5/7/18 LOC	26,100	26,100
Illinois Development Finance Authority
Revenue (American College of Surgeons)
VRDO	1.740%	5/7/18 LOC	18,500	18,500
Illinois Development Finance Authority
Revenue (Chicago Horticultural Society)
VRDO	1.730%	5/7/18 LOC	16,000	16,000
Illinois Development Finance Authority
Revenue (Chicago Symphony Orchestra)
VRDO	1.770%	5/7/18 LOC	6,100	6,100
Illinois Educational Facilities Authority
(Pooled Financing Program) CP	1.650%	7/9/18 LOC	5,786	5,786
Illinois Educational Facilities Authority
(Pooled Financing Program) CP	1.390%	8/29/18 LOC	12,793	12,793
Illinois Educational Facilities Authority
(Pooled Financing Program) CP	1.390%	8/30/18 LOC	18,491	18,491
Illinois Educational Facilities Authority
Revenue (National-Louis University) VRDO	1.770%	5/7/18 LOC	4,125	4,125
1 Illinois Educational Facilities Authority
Revenue (University of Chicago) TOB VRDO	1.780%	5/7/18	5,200	5,200
Illinois Educational Facilities Authority
Revenue (University of Chicago) VRDO	1.740%	5/7/18	14,824	14,824
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	2.050%	11/26/18	6,500	6,500
1 Illinois Finance Authority Revenue (Advocate
Health Care Network) TOB VRDO	1.780%	5/7/18	2,250	2,250
1 Illinois Finance Authority Revenue (Advocate
Health Care Network) TOB VRDO	1.780%	5/7/18	8,000	8,000
1 Illinois Finance Authority Revenue (Ann &
Robert H. Lurie Children’s Hospital of
Chicago) TOB VRDO	1.780%	5/7/18	10,000	10,000
1 Illinois Finance Authority Revenue (Ann &
Robert H. Lurie Children’s Hospital of
Chicago) TOB VRDO	1.850%	5/7/18 (Prere.)	12,590	12,590
Illinois Finance Authority Revenue (Chicago
Horticulture Project) VRDO	1.730%	5/7/18 LOC	24,000	24,000
Illinois Finance Authority Revenue
(Evangelical Project) VRDO	1.750%	5/7/18 LOC	7,830	7,830
Illinois Finance Authority Revenue
(Illinois College) VRDO	1.740%	5/7/18 LOC	5,375	5,375

20

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
1 Illinois Finance Authority Revenue
(NorthShore University Health
System) TOB VRDO	1.780%	5/7/18	6,375	6,375
1 Illinois Finance Authority Revenue
(Northwestern Memorial Hospital)
TOB VRDO	1.780%	5/7/18	43,425	43,425
1 Illinois Finance Authority Revenue
(Northwestern Memorial Hospital)
TOB VRDO	1.780%	5/7/18	8,110	8,110
1 Illinois Finance Authority Revenue
(Northwestern Memorial Hospital)
TOB VRDO	1.780%	5/7/18	6,000	6,000
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	1.730%	5/7/18	18,500	18,500
Illinois Finance Authority Revenue
(Presence Health Network Obligated
Group)	5.250%	5/15/18 (Prere.)	5,000	5,008
1 Illinois Finance Authority Revenue
(University of Chicago Medical Center)
TOB VRDO	1.780%	5/7/18 (Prere.)	10,200	10,200
1 Illinois Finance Authority Revenue
(University of Chicago Medical Center)
TOB VRDO	1.780%	5/7/18	19,835	19,835
1 Illinois Finance Authority Revenue
(University of Chicago) TOB VRDO	1.780%	5/7/18	6,400	6,400
1 Illinois Finance Authority Revenue
(University of Chicago) TOB VRDO	1.800%	5/7/18 (Prere.)	30,825	30,825
Illinois Finance Authority Revenue
(University of Chicago) VRDO	1.740%	5/7/18	13,756	13,756
Illinois Health Facilities Authority Revenue
(Evanston Hospital Corp.) VRDO	1.790%	5/7/18	15,020	15,020
Illinois Housing Development Authority
Revenue (Lakeshore Plaza) VRDO	1.730%	5/7/18	21,555	21,555
Illinois Housing Development Authority
Revenue (Larkin Village) VRDO	1.780%	5/7/18	10,930	10,930
1 Illinois Housing Development Authority
Revenue TOB VRDO	1.780%	5/7/18	6,790	6,790
1 Illinois Toll Highway Authority Revenue
TOB VRDO	1.780%	5/7/18 LOC	71,155	71,155
1 Illinois Toll Highway Authority Revenue
TOB VRDO	1.800%	5/7/18	3,100	3,100
Illinois Toll Highway Authority Revenue VRDO	1.730%	5/7/18 LOC	70,180	70,180
Illinois Toll Highway Authority Revenue VRDO	1.730%	5/7/18 LOC	16,500	16,500
Illinois Toll Highway Authority Revenue VRDO	1.770%	5/7/18 LOC	5,000	5,000
Illinois Toll Highway Authority Revenue VRDO	1.800%	5/7/18	56,040	56,040
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	1.780%	5/7/18	10,210	10,210
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	1.850%	5/7/18	30,565	30,565
Southwestern Illinois Development Authority
Health Facilities Revenue (Hospital Sisters
Services Inc.) CP	1.290%	5/16/18	10,000	10,000
				824,643

21

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
Indiana (0.8%)
	DeKalb County IN Economic Development
	Revenue (New Process Steel, LP Project)
	VRDO	1.810%	5/7/18 LOC	5,000	5,000
	Indiana Finance Authority Environmental
	Improvement Revenue (Ispat Inland Inc.
	Project) VRDO	1.780%	5/7/18 LOC	33,140	33,140
1	Indiana Finance Authority Health System
	Revenue (Sisters of St. Francis Health
	Services Inc. Obligated Group) TOB VRDO	1.790%	5/7/18	2,500	2,500
1	Indiana Finance Authority Hospital Revenue
	(Indiana University Health Obligated Group)
	TOB VRDO	1.800%	5/7/18	12,000	12,000
	Indiana Finance Authority Hospital Revenue
	(Indiana University) VRDO	1.740%	5/7/18 LOC	865	865
	Indiana Finance Authority Revenue
	(Ascension Health Credit Group) VRDO	1.730%	5/7/18	52,325	52,325
1	Indianapolis IN Local Public Improvement
	Bond Bank Revenue TOB VRDO	1.950%	5/7/18	13,360	13,360
	Indianapolis IN Thermal Energy System
	Revenue	5.000%	10/1/18 (Prere.)	18,000	18,265
					137,455
Iowa (0.3%)
	Iowa Finance Authority Single Family
	Mortgage Revenue VRDO	1.760%	5/7/18	20,000	20,000
	Iowa Finance Authority Single Family
	Mortgage Revenue VRDO	1.760%	5/7/18	6,000	6,000
1	Iowa Special Obligation Revenue (Ijobs
	Program) TOB VRDO	1.830%	5/7/18 (Prere.)	8,500	8,500
1	Iowa Student Loan Liquidity Corp. Revenue
	TOB VRDO	1.850%	5/7/18 LOC	17,220	17,220
					51,720
Kansas (0.3%)
[1,2]	Johnson County KS Water District Revenue
	TOB PUT	1.900%	5/10/18	12,440	12,440
1	Kansas Department of Transportation
	Highway Revenue TOB VRDO	1.780%	5/7/18	6,400	6,400
1	Kansas Development Finance Authority
	Hospital Revenue (Adventist Health
	System/Sunbelt Obligated Group) TOB
	VRDO	1.780%	5/7/18	9,065	9,065
1	Kansas Development Finance Authority
	Hospital Revenue (Adventist Health
	System/Sunbelt Obligated Group) TOB
	VRDO	1.780%	5/7/18	7,425	7,425
1	Wyandotte County KS Unified School
	District No. 500 GO TOB VRDO	1.770%	5/7/18	10,100	10,100
1	Wyandotte County KS Unified School
	District No. 500 GO TOB VRDO	1.880%	5/7/18	12,400	12,400
					57,830

22

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
Kentucky (0.4%)
	Kentucky Economic Development Finance
	Authority Hospital Facilities Revenue (St.
	Elizabeth Medical Center Inc.) VRDO	1.750%	5/7/18	27,225	27,225
1	Kentucky Infrastructure Authority Wastewater
	& Drinking Water Revenue TOB VRDO	1.770%	5/7/18	6,945	6,945
1	Kentucky Infrastructure Authority Wastewater
	& Drinking Water Revenue TOB VRDO	1.780%	5/7/18	7,190	7,190
1	Kentucky Turnpike Authority Economic
	Development Road Revenue (Revitalization
	Project) TOB VRDO	1.770%	5/7/18	6,380	6,380
1	Louisville & Jefferson County KY
	Metropolitan Government Parking
	Revenue TOB VRDO	1.780%	5/7/18 (Prere.)	6,130	6,130
[1,2]	Louisville & Jefferson County KY
	Metropolitan Sewer & Drain System
	Revenue TOB PUT	1.900%	7/12/18	11,215	11,215
					65,085
Louisiana (1.0%)
	East Baton Rouge Parish LA Sales Tax
	Revenue VRDO	1.800%	5/7/18 LOC	30,800	30,800
1	Louisiana Gasoline & Fuel Tax Revenue
	TOB VRDO	1.780%	5/7/18	5,415	5,415
1	Louisiana Gasoline & Fuel Tax Revenue
	TOB VRDO	1.780%	5/7/18	8,250	8,250
	St. James Parish LA Revenue (NuStar
	Logistics LP Project) VRDO	1.780%	5/7/18 LOC	55,440	55,440
	St. James Parish LA Revenue (NuStar
	Logistics LP Project) VRDO	1.780%	5/7/18 LOC	47,200	47,200
	St. James Parish LA Revenue (NuStar
	Logistics LP Project) VRDO	1.800%	5/7/18 LOC	34,300	34,300
					181,405
Maine (0.0%)
1	Maine Health & Higher Educational Facilities
	Authority Revenue (Bowdoin College)
	TOB VRDO	1.780%	5/7/18	6,760	6,760

Maryland (1.9%)
	Anne Arundel County MD GO	5.000%	10/1/18	6,525	6,619
	Anne Arundel County MD GO	5.000%	10/1/18	2,265	2,298
	Baltimore County MD GO	4.000%	3/18/19	91,480	93,440
1	Baltimore MD Project Revenue TOB VRDO	1.780%	5/7/18	6,000	6,000
1	Baltimore MD Project Revenue TOB VRDO	1.780%	5/7/18	5,080	5,080
1	BlackRock Maryland Municipal Bond Trust
	VRDO	1.900%	5/7/18 LOC	3,600	3,600
2	Maryland Health & Higher Educational
	Facilities Authority Revenue (Johns
	Hopkins Health System Obligated
	Group) PUT	1.864%	5/15/18	6,945	6,945
1	Maryland Health & Higher Educational
	Facilities Authority Revenue (Johns
	Hopkins Health System) TOB VRDO	1.780%	5/7/18	6,665	6,665

23

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
1	Maryland Health & Higher Educational
	Facilities Authority Revenue (Johns
	Hopkins University) TOB VRDO	1.780%	5/7/18	11,165	11,165
	Maryland Health & Higher Educational
	Facilities Authority Revenue (University
	of Maryland Medical System) VRDO	1.730%	5/7/18 LOC	56,920	56,920
	Maryland Health & Higher Educational
	Facilities Authority Revenue VRDO	1.750%	5/7/18 LOC	47,050	47,050
[1,2]	Maryland Transportation Authority Facilities
	Projects Revenue TOB PUT	1.900%	7/26/18	10,000	10,000
1	Maryland Transportation Authority Facilities
	Projects Revenue TOB VRDO	1.790%	5/7/18	5,000	5,000
	Maryland Transportation Authority
	Passenger Facility Charge Revenue
	(Baltimore/Washington International
	Airport) VRDO	1.790%	5/7/18 LOC	21,240	21,240
[1,2]	University of Maryland Auxiliary Facility &
	Tuition Revenue TOB PUT	1.900%	6/14/18	6,700	6,700
	Washington MD Suburban Sanitary
	Commission BAN VRDO	1.760%	5/7/18	20,800	20,800
	Washington Suburban Sanitation District
	Maryland GO VRDO	1.760%	5/7/18	28,940	28,940
					338,462
Massachusetts (1.6%)
[1,2]	Billerica MA GO TOB PUT	1.900%	5/10/18	4,300	4,300
	Massachusetts Bay Transportation
	Authority Sales Tax Revenue	5.250%	7/1/18 (Prere.)	8,110	8,165
	Massachusetts Bay Transportation
	Authority Sales Tax Revenue PUT	2.050%	11/26/18	8,220	8,220
1	Massachusetts Bay Transportation
	Authority Sales Tax Revenue TOB VRDO	1.770%	5/7/18	9,900	9,900
1	Massachusetts Development Finance
	Agency Revenue (Partners Healthcare)
	TOB VRDO	1.770%	5/7/18	4,000	4,000
	Massachusetts GO	2.000%	5/21/18	1,065	1,065
	Massachusetts GO	2.000%	6/25/18	20,800	20,825
1	Massachusetts GO TOB VRDO	1.770%	5/7/18	4,497	4,497
1	Massachusetts GO TOB VRDO	1.780%	5/7/18 (Prere.)	3,750	3,750
1	Massachusetts GO TOB VRDO	1.780%	5/7/18 LOC	75,000	75,000
1	Massachusetts GO TOB VRDO	1.790%	5/7/18	3,750	3,750
1	Massachusetts GO TOB VRDO	1.790%	5/7/18	3,335	3,335
	Massachusetts GO VRDO	1.750%	5/7/18	8,420	8,420
1	Massachusetts Health & Educational
	Facilities Authority Revenue (Partners
	Healthcare System) TOB VRDO	1.780%	5/7/18 (Prere.)	5,100	5,100
	Massachusetts Health & Educational
	Facilities Authority Revenue (Pool Loan
	Program) VRDO	1.800%	5/7/18 LOC	2,500	2,500
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	3.000%	6/15/18	9,705	9,726
1	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue TOB VRDO	1.770%	5/7/18	3,900	3,900
1	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue TOB VRDO	1.770%	5/7/18	4,600	4,600

24

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	1.780%	5/7/18	4,125	4,125
1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	1.780%	5/7/18	7,000	7,000
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	1.780%	5/7/18 (Prere.)	5,000	5,000
Quincy MA BAN	2.500%	1/18/19	14,056	14,163
University of Massachusetts Building
Authority Revenue PUT	2.050%	11/26/18	61,275	61,275
1 University of Massachusetts Building
Authority Revenue TOB VRDO	1.780%	5/7/18	7,500	7,500
1 University of Massachusetts Building
Authority Revenue TOB VRDO	1.780%	5/7/18	8,000	8,000
				288,116
Michigan (1.5%)
1 Detroit MI Sewage Disposal System
Revenue TOB VRDO	1.790%	5/7/18 (13)	18,150	18,150
1 Detroit MI Sewage Disposal System
Revenue TOB VRDO	1.790%	5/7/18 (13)	20,095	20,095
Kent Hospital Finance Authority Michigan
Revenue (Spectrum Health System) PUT	2.000%	11/26/18	36,255	36,255
1 Michigan Building Authority Revenue TOB
VRDO	1.850%	5/7/18	8,500	8,500
Michigan Building Authority Revenue VRDO	1.790%	5/7/18 LOC	68,985	68,985
1 Michigan Finance Authority Revenue (Trinity
Health Credit Group) TOB VRDO	1.780%	5/7/18	3,780	3,780
1 Michigan Finance Authority Revenue (Trinity
Health Credit Group) TOB VRDO	1.780%	5/7/18	3,000	3,000
1 Michigan Finance Authority Revenue (Trinity
Health Credit Group) TOB VRDO	1.780%	5/7/18 LOC	14,300	14,300
1 Michigan Finance Authority Revenue (Trinity
Health Credit Group) TOB VRDO	1.800%	5/7/18	4,070	4,070
1 Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) TOB VRDO	1.780%	5/7/18	4,475	4,475
1 Michigan Housing Development Authority
Single Family Mortgage Revenue TOB
VRDO	1.780%	5/7/18	14,250	14,250
1 Michigan Housing Development Authority
Single Family Mortgage Revenue TOB
VRDO	1.780%	5/7/18	15,835	15,835
Michigan Housing Development Authority
Single Family Mortgage Revenue VRDO	1.810%	5/7/18	42,315	42,315
1 University of Michigan Revenue TOB VRDO	1.780%	5/7/18	1,400	1,400
1 University of Michigan Revenue TOB VRDO	1.780%	5/7/18	5,977	5,976
				261,386
Minnesota (0.6%)
1 Minneapolis MN Health Care System
Revenue (Fairview Health Services)
TOB VRDO	1.780%	5/7/18 LOC	40,150	40,150
1 Minneapolis MN Health Care System
Revenue (Fairview Health Services)
TOB VRDO	1.780%	5/7/18 LOC	16,400	16,400

25

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	Minnesota GO	5.000%	8/1/18	19,925	20,105
1	Minnesota GO TOB VRDO	1.780%	5/7/18	3,510	3,510
	Minnesota Housing Finance Agency
	Residential Housing Revenue VRDO	1.750%	5/7/18	4,500	4,500
	Minnesota Housing Finance Agency
	Residential Housing Revenue VRDO	1.790%	5/7/18	13,150	13,150
	St. Paul MN Housing & Redevelopment
	Authority Revenue (Highland Ridge
	Project) VRDO	1.740%	5/7/18 LOC	5,250	5,250
1	Western Minnesota Municipal Power
	Agency Revenue TOB VRDO	1.780%	5/7/18	6,665	6,665
					109,730
Mississippi (0.6%)
	Mississippi Business Finance Corp. Gulf
	Opportunity Zone Industrial Development
	Revenue (Chevron USA Inc. Project) VRDO	1.560%	5/1/18	5,000	5,000
	Mississippi Business Finance Corp. Gulf
	Opportunity Zone Industrial Development
	Revenue (Chevron USA Inc. Project) VRDO	1.560%	5/1/18	37,660	37,660
	Mississippi Business Finance Corp. Gulf
	Opportunity Zone Industrial Development
	Revenue (Chevron USA Inc. Project) VRDO	1.600%	5/1/18	19,725	19,725
	Mississippi Business Finance Corp. Gulf
	Opportunity Zone Industrial Development
	Revenue (Chevron USA Inc. Project) VRDO	1.710%	5/7/18	14,620	14,620
	Mississippi Hospital Equipment & Facilities
	Authority Revenue (North Mississippi
	Health Services) VRDO	1.740%	5/7/18	34,412	34,412
					111,417
Missouri (0.9%)
	Curators of the University of Missouri
	System Facilities Revenue CP	1.300%	7/5/18	12,000	12,000
	Curators of the University of Missouri
	System Facilities Revenue CP	1.310%	7/6/18	19,000	19,000
[1,2]	Kansas City MO Water Revenue TOB PUT	1.900%	5/31/18	8,610	8,610
1	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (BJC
	Health System) TOB VRDO	1.780%	5/7/18	7,500	7,500
1	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (BJC
	Health System) TOB VRDO	1.780%	5/7/18	8,000	8,000
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (BJC
	Health System) VRDO	1.750%	5/7/18	37,600	37,600
1	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue
	(Mercy Health) TOB VRDO	1.780%	5/7/18	15,315	15,315
1	Missouri Health & Educational Facilities
	Authority Revenue (Washington University)
	TOB VRDO	1.780%	5/7/18	5,570	5,570

26

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
1	Missouri Health & Educational Facilities
	Authority Revenue (Washington University)
	TOB VRDO	1.780%	5/7/18	6,665	6,665
1	North Kansas City MO School District GO
	TOB VRDO	1.700%	5/1/18	35,425	35,425
1	St. Louis MO Sewer & Wastewater Revenue
	TOB VRDO	1.780%	5/7/18	5,340	5,340
1	St. Louis MO Sewer & Wastewater Revenue
	TOB VRDO	1.780%	5/7/18	3,335	3,335
					164,360
Multiple States (11.7%)
3	Federal Home Loan Mortgage Corp.
	Multifamily Housing Revenue TOB VRDO	1.770%	5/7/18 LOC	45,105	45,105
3	Federal Home Loan Mortgage Corp.
	Multifamily Housing Revenue TOB VRDO	1.780%	5/7/18 LOC	34,530	34,530
3	Federal Home Loan Mortgage Corp.
	Multifamily Housing Revenue TOB VRDO	1.780%	5/7/18 LOC	12,200	12,200
[1,3]	Federal Home Loan Mortgage Corp.
	Multifamily Housing Revenue TOB VRDO	1.790%	5/7/18 LOC	369,045	369,045
[1,3]	Federal Home Loan Mortgage Corp.
	Multifamily Housing Revenue TOB VRDO	1.790%	5/7/18 LOC	293,580	293,580
3	Federal Home Loan Mortgage Corp.
	Multifamily Housing Revenue TOB VRDO	1.800%	5/7/18 LOC	29,025	29,025
3	Federal Home Loan Mortgage Corp.
	Multifamily Housing Revenue TOB VRDO	1.800%	5/7/18 LOC	9,849	9,849
3	Federal Home Loan Mortgage Corp.
	Multifamily Housing Revenue TOB VRDO	1.820%	5/7/18 LOC	65,215	65,215
1	Nuveen AMT-Free Municipal Income
	Fund VRDP VRDO	1.850%	5/7/18 LOC	7,000	7,000
1	Nuveen AMT-Free Quality Municipal
	Income Fund VRDP VRDO	1.820%	5/7/18 LOC	106,300	106,300
1	Nuveen AMT-Free Quality Municipal
	Income Fund VRDP VRDO	1.840%	5/7/18 LOC	94,600	94,600
1	Nuveen Enhanced AMT-Free Municipal
	Credit Opportunities Fund VRDP VRDO	1.840%	5/7/18 LOC	117,700	117,700
1	Nuveen Enhanced AMT-Free Municipal
	Credit Opportunities Fund VRDP VRDO	1.850%	5/7/18 LOC	127,800	127,800
1	Nuveen Enhanced AMT-Free Municipal
	Credit Opportunities Fund VRDP VRDO	1.850%	5/7/18	172,000	172,000
1	Nuveen Municipal Credit Income Fund
	VRDP VRDO	1.910%	5/7/18 LOC	107,000	107,000
1	Nuveen Quality Municipal Income Fund
	VRDP VRDO	1.900%	5/7/18 LOC	92,400	92,400
1	Nuveen Quality Municipal Income Fund
	VRDP VRDO	1.900%	5/7/18 LOC	103,000	103,000
1	Nuveen Quality Municipal Income Fund
	VRDP VRDO	1.900%	5/7/18 LOC	105,300	105,300
1	Western Asset Intermediate Municipal
	Fund Inc. VRDP VRDO	1.900%	5/7/18 LOC	18,200	18,200
1	Western Asset Managed Municipals
	Fund Inc. VRDP VRDO	1.900%	5/7/18 LOC	144,075	144,075
1	Western Asset Municipal Partners Fund
	Inc. VRDP VRDO	1.900%	5/7/18 LOC	50,200	50,200
					2,104,124

27

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
Nebraska (1.0%)
1	Douglas County NE Hospital Authority
	No. 3 Health Facilities Revenue (Nebraska
	Methodist Health System) TOB VRDO	1.780%	5/7/18 (13)(Prere.)	10,060	10,060
[1,2]	Douglas County NE School District No. 1
	GO TOB PUT	1.900%	7/5/18	8,940	8,940
	Lincoln NE Electric System Revenue CP	1.280%	5/9/18	22,750	22,750
1	Nebraska Investment Finance Authority
	Multifamily Housing Revenue (Riverbend
	Apartments Project) VRDO	1.810%	5/7/18 LOC	5,390	5,390
	Nebraska Investment Finance Authority
	Single Family Housing Revenue VRDO	1.730%	5/7/18	10,000	10,000
	Nebraska Investment Finance Authority
	Single Family Housing Revenue VRDO	1.780%	5/7/18	21,200	21,200
1	Nebraska Public Power Agency Revenue
	TOB VRDO	1.790%	5/7/18 (13)	27,500	27,500
1	Nebraska Public Power Generation Agency
	Revenue (Whelan Energy Center Unit 2)
	TOB VRDO	1.790%	5/7/18 (13)	76,870	76,870
					182,710
Nevada (2.5%)
	Clark County NV Airport Improvement
	Revenue VRDO	1.760%	5/7/18 LOC	21,300	21,300
	Clark County NV Airport Improvement
	Revenue VRDO	1.760%	5/7/18 LOC	4,050	4,050
	Clark County NV Airport System Revenue
	VRDO	1.810%	5/7/18 LOC	27,975	27,975
[1,2]	Clark County NV GO TOB PUT	1.900%	6/21/18	8,640	8,640
[1,2]	Clark County NV GO TOB PUT	1.900%	7/5/18	6,400	6,400
1	Clark County NV Water Reclamation
	District GO TOB VRDO	1.780%	5/7/18 (Prere.)	14,805	14,805
1	Clark County NV Water Reclamation
	District GO TOB VRDO	1.780%	5/7/18	13,405	13,405
1	Las Vegas NV Convention & Visitors
	Authority Revenue (Clark County) GO
	TOB VRDO	1.780%	5/7/18	6,840	6,840
1	Las Vegas NV GO TOB VRDO	1.780%	5/7/18	8,330	8,330
1	Las Vegas NV GO TOB VRDO	1.790%	5/7/18 (Prere.)	10,850	10,850
	Las Vegas Valley Water District Nevada
	GO CP	1.280%	5/1/18	50,000	50,000
	Las Vegas Valley Water District Nevada
	GO CP	1.200%	5/14/18	35,000	35,000
	Las Vegas Valley Water District Nevada
	GO CP	1.420%	5/15/18	6,000	6,000
	Las Vegas Valley Water District Nevada
	GO CP	1.560%	6/14/18	50,000	50,000
	Las Vegas Valley Water District Nevada
	GO CP	1.700%	6/21/18	22,000	22,000
	Las Vegas Valley Water District Nevada
	GO CP	1.720%	7/5/18	50,000	50,000
1	Las Vegas Valley Water District Nevada
	GO TOB VRDO	1.780%	5/7/18	16,500	16,500
1	Las Vegas Valley Water District Nevada
	GO TOB VRDO	1.780%	5/7/18	22,475	22,475

28

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
1	Las Vegas Valley Water District Nevada
	GO TOB VRDO	1.790%	5/7/18	7,185	7,185
1	Nevada Capital Improvement & Cultural
	Affairs GO TOB VRDO	1.780%	5/7/18	9,510	9,510
1	Nevada GO TOB VRDO	1.780%	5/7/18 (Prere.)	12,150	12,150
[1,2]	Nevada Highway Improvement Revenue
	(Motor Vehicle Fuel Tax) TOB PUT	1.900%	6/7/18	11,935	11,935
	Reno NV Hospital Revenue (Renown
	Regional Medical Center Project) VRDO	1.790%	5/7/18 LOC	27,500	27,500
					442,850
New Hampshire (0.1%)
1	New Hampshire Health & Education Facilities
	Authority Revenue (Dartmouth College)
	TOB VRDO	1.780%	5/7/18	13,225	13,225
1	New Hampshire Health & Education Facilities
	Authority Revenue (Dartmouth College)
	TOB VRDO	1.780%	5/7/18	8,000	8,000
					21,225
New Jersey (6.0%)
	Bergen County NJ GO	2.500%	12/13/18	100,000	100,679
	Bergen County NJ Improvement Authority
	Revenue (Emerson/Oradell Land
	Acquisition Project)	2.500%	12/12/18	7,500	7,548
	Burlington County NJ BAN	5.000%	5/14/18	48,200	48,266
	Burlington County NJ Bridge Commission
	Revenue	2.500%	12/12/18	7,500	7,546
	Clifton NJ BAN	2.250%	10/4/18	26,737	26,873
	East Hanover Township NJ BAN	2.000%	8/17/18	15,459	15,500
	Essex County NJ BAN	2.500%	9/12/18	7,500	7,532
	Freehold NJ BAN	2.500%	11/7/18	5,000	5,023
	Haddonfield NJ BAN	2.500%	6/22/18	16,371	16,403
	Hudson County NJ BAN	3.000%	12/12/18	76,000	76,694
	Hudson County NJ Improvement Authority
	Pooled Revenue	2.250%	6/15/18	3,050	3,054
	Lakewood Township NJ BAN	2.250%	6/28/18	8,500	8,515
	Livingston Township NJ BAN	2.250%	7/26/18	8,457	8,479
	Mahwah Township NJ BAN	2.000%	8/3/18	7,625	7,643
	Mercer County NJ BAN	2.000%	8/28/18	21,725	21,771
	Monroe Township NJ BAN	2.000%	6/13/18	21,528	21,551
	Montclair NJ GO	2.500%	11/2/18	6,270	6,297
	Morris Plains NJ BAN	2.250%	6/29/18	5,475	5,485
	New Jersey Economic Development
	Authority Industrial Development Revenue
	(Ocean Spray Cranberries Inc. Project)
	VRDO	1.860%	5/7/18 LOC	8,000	8,000
1	New Jersey Economic Development
	Authority Revenue TOB VRDO	1.780%	5/7/18 LOC	65,200	65,200
	New Jersey Educational Facilities Authority
	Revenue (Institute for Advanced Studies)
	VRDO	1.680%	5/7/18	5,600	5,600
	New Jersey Health Care Facilities Financing
	Authority Revenue (Hospital Capital Asset
	Pooled Program) VRDO	1.720%	5/7/18 LOC	1,390	1,390

29

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue
VRDO	1.730%	5/7/18 LOC	3,710	3,710
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue
VRDO	1.760%	5/7/18 LOC	20,425	20,425
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	1.770%	5/7/18	65,425	65,425
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	1.830%	5/7/18	7,040	7,040
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	1.830%	5/7/18	61,775	61,775
1 New Jersey Revenue TOB VRDO	1.650%	5/1/18 LOC	60,000	60,000
1 New Jersey TRAN TOB VRDO	1.780%	5/7/18 LOC	191,995	191,995
North Brunswick Township NJ BAN	2.000%	7/25/18	31,985	32,059
Ocean City NJ BAN	2.000%	6/14/18	20,000	20,023
Ocean Township NJ Monmouth County BAN	3.000%	1/23/19	7,326	7,400
Rahway NJ BAN	2.250%	8/2/18	10,760	10,789
Robbinsville Township NJ BAN	2.000%	7/26/18	18,424	18,464
Rutgers State University New Jersey CP	1.780%	6/14/18	11,000	11,000
Secaucus NJ BAN	2.000%	8/10/18	4,600	4,611
Somerset County NJ Improvement Authority
Capital Equipment Lease Revenue	3.000%	12/14/18	5,000	5,049
Sussex County NJ GO	2.000%	6/27/18	19,394	19,421
Union County NJ BAN	2.250%	6/22/18	46,375	46,450
Wayne Township NJ BAN	2.000%	7/13/18	18,405	18,438
				1,079,123
New Mexico (0.5%)
1 New Mexico Educational Assistance
Foundation Revenue TOB VRDO	1.820%	5/7/18 LOC	37,425	37,425
New Mexico Finance Authority
Transportation Revenue VRDO	1.730%	5/7/18 LOC	49,250	49,250
1 New Mexico Hospital Equipment Loan
Council Hospital System Revenue
(Presbyterian Healthcare Services)
TOB VRDO	1.780%	5/7/18 (Prere.)	7,500	7,500
				94,175
New York (12.3%)
Amherst NY BAN	2.000%	11/8/18	16,946	17,019
Clarkstown NY Central School District BAN	2.250%	7/27/18	7,000	7,019
Commack NY Union Free School District
TAN	2.250%	6/27/18	14,300	14,326
Fairport NY Central School District BAN	2.500%	6/25/18	11,865	11,889
Grand Island NY BAN	2.500%	10/11/18	10,300	10,362
Half Hollow Hills NY Central School
District TAN	2.000%	6/27/18	20,500	20,530
Harborfields NY Central School District TAN	2.000%	6/22/18	9,000	9,013
Islip NY Union Free School District BAN	2.000%	6/29/18	8,750	8,763
Kenmore-Tonawanda NY Union Free School
District BAN	2.000%	6/14/18	35,301	35,338
Kings Park NY Central School District TAN	2.000%	6/22/18	7,750	7,761

30

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Kingston NY City School District BAN	2.000%	6/14/18	60,500	60,562
Middle Country Central School District
New York GO	2.000%	6/27/18	21,500	21,533
New Rochelle NY BAN	2.500%	3/1/19	8,100	8,165
New Rochelle NY City School District BAN	2.500%	7/13/18	19,000	19,051
1 New York City NY GO TOB VRDO	1.780%	5/7/18	8,250	8,250
New York City NY GO VRDO	1.550%	5/1/18	11,650	11,650
New York City NY GO VRDO	1.550%	5/1/18	19,480	19,480
New York City NY GO VRDO	1.550%	5/1/18	43,590	43,590
New York City NY GO VRDO	1.560%	5/1/18	1,600	1,600
New York City NY GO VRDO	1.750%	5/7/18 LOC	46,700	46,700
New York City NY GO VRDO	1.750%	5/7/18	55,500	55,500
New York City NY GO VRDO	1.820%	5/7/18 LOC	35,160	35,160
New York City NY Housing Development
Corp. Multi-Family Housing Revenue (201
Pearl Street) VRDO	1.730%	5/7/18 LOC	35,200	35,200
New York City NY Housing Development
Corp. Multi-Family Mortgage Revenue
(Elliot Chelsea Development) VRDO	1.780%	5/7/18 LOC	14,170	14,170
New York City NY Housing Development
Corp. Multi-Family Mortgage Revenue
(Morris Avenue Apartments) VRDO	1.780%	5/7/18 LOC	14,700	14,700
New York City NY Housing Development
Corp. Multi-Family Mortgage Revenue
(West 26th Street Development) VRDO	1.790%	5/7/18 LOC	10,000	10,000
New York City NY Housing Development
Corp. Multi-Family Rental Housing
Revenue (2 Gold Street) VRDO	1.730%	5/7/18 LOC	114,000	114,000
New York City NY Housing Development
Corp. Multi-Family Rental Housing
Revenue (90 West Street) VRDO	1.730%	5/7/18 LOC	39,200	39,200
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Ocean Gate Development) VRDO	1.800%	5/7/18 LOC	7,745	7,745
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Related-Sierra Development) VRDO	1.770%	5/7/18 LOC	31,000	31,000
New York City NY Housing Development
Corp. Sustainable Neighborhood Revenue
VRDO	1.750%	5/7/18	23,000	23,000
New York City NY Housing Finance Agency
Revenue (211 North End Avenue) VRDO	1.730%	5/7/18 LOC	50,400	50,400
New York City NY Housing Finance Agency
Revenue (900 Eighth Avenue) VRDO	1.800%	5/7/18 LOC	26,500	26,500
New York City NY Industrial Development
Agency Special Facility Revenue (New York
Stock Exchange Project) VRDO	1.770%	5/7/18 LOC	5,000	5,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.770%	5/7/18	16,800	16,800
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.780%	5/7/18	14,030	14,030

31

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.780%	5/7/18	5,650	5,650
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.780%	5/7/18	5,000	5,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.780%	5/7/18	16,180	16,180
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.530%	5/1/18	24,980	24,980
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.550%	5/1/18	7,235	7,235
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.610%	5/1/18	10,700	10,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.740%	5/7/18	6,000	6,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.740%	5/7/18	6,670	6,670
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.750%	5/7/18	7,000	7,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.750%	5/7/18	48,000	48,000
1 New York City NY Municipal Water Finance
Authority Water and Sewer System
Revenue TOB VRDO	1.770%	5/7/18	8,040	8,040
1 New York City NY Transitional Finance
Authority Building Aid Revenue TOB VRDO	1.780%	5/7/18	10,535	10,535
1 New York City NY Transitional Finance A
uthority Future Tax Revenue TOB VRDO	1.770%	5/7/18	4,000	4,000
1 New York City NY Transitional Finance
Authority Future Tax Revenue TOB VRDO	1.780%	5/7/18	1,500	1,500
1 New York City NY Transitional Finance
Authority Future Tax Revenue TOB VRDO	1.780%	5/7/18	6,200	6,200
1 New York City NY Transitional Finance
Authority Future Tax Revenue TOB VRDO	1.780%	5/7/18	25,000	25,000
1 New York City NY Transitional Finance
Authority Future Tax Revenue TOB VRDO	1.780%	5/7/18	17,020	17,020
New York City NY Transitional Finance
Authority Future Tax Revenue VRDO	1.530%	5/1/18	11,060	11,060
New York City NY Transitional Finance
Authority Future Tax Revenue VRDO	1.550%	5/1/18	24,500	24,500
New York City NY Transitional Finance
Authority Future Tax Revenue VRDO	1.730%	5/7/18	18,700	18,700
New York City NY Transitional Finance
Authority Future Tax Revenue VRDO	1.740%	5/7/18	11,970	11,970

32

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Trust for Cultural
Resources Revenue (The Metropolitan
Museum of Art) VRDO	1.740%	5/7/18	6,850	6,850
1 New York Liberty Development Corp.
Revenue (Bank of America Tower at
One Bryant Park Project) TOB VRDO	1.780%	5/7/18	9,000	9,000
New York Liberty Development Corp.
Revenue (Greenwich LLC) VRDO	1.760%	5/7/18 LOC	7,700	7,700
1 New York Liberty Development Corp.
Revenue (Port Authority Consolidated
Bonds) TOB VRDO	1.800%	5/7/18	22,200	22,200
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)
VRDO	1.750%	5/7/18 LOC	36,200	36,200
New York NY GO VRDO	1.560%	5/1/18	15,930	15,930
1 New York State Dormitory Authority
Lease Revenue (State University
Dormitory Facilities) TOB VRDO	1.770%	5/7/18	5,820	5,820
New York State Dormitory Authority
Revenue (City University System) VRDO	1.740%	5/7/18 LOC	5,445	5,445
1 New York State Dormitory Authority
Revenue (Personal Income Tax) TOB VRDO	1.780%	5/7/18	1,875	1,875
1 New York State Dormitory Authority
Revenue (Personal Income Tax) TOB VRDO	1.780%	5/7/18 (Prere.)	6,425	6,425
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	1.780%	5/7/18	11,860	11,860
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	1.780%	5/7/18	5,000	5,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	1.780%	5/7/18	13,000	13,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	1.780%	5/7/18 (Prere.)	6,730	6,730
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of
New York Inc. Project) VRDO	1.700%	5/7/18 LOC	9,300	9,300
New York State Energy Research &
Development Authority Revenue
(Consolidated Edison Co. of New York,
Inc. Project) VRDO	1.780%	5/7/18 LOC	19,100	19,100
1 New York State Environmental Facilities
Corp. Revenue (State Clean Water &
Drinking Water Revolving Funds) TOB
VRDO	1.780%	5/7/18	3,640	3,640
New York State Housing Finance Agency
Housing Revenue (100 Maiden Lane) VRDO	1.730%	5/7/18 LOC	18,430	18,430
New York State Housing Finance Agency
Housing Revenue (20 River Terrace
Housing) VRDO	1.730%	5/7/18 LOC	91,900	91,900
New York State Housing Finance Agency
Housing Revenue (316 11th Avenue) VRDO	1.780%	5/7/18 LOC	20,000	20,000
New York State Housing Finance Agency
Housing Revenue (316 11th Avenue)
VRDO	1.730%	5/7/18 LOC	25,000	25,000

33

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Housing Finance Agency
Housing Revenue (600 W 42nd Street)
VRDO	1.800%	5/7/18 LOC	31,800	31,800
New York State Housing Finance Agency
Housing Revenue (Clinton Park Phase II)
VRDO	1.760%	5/7/18 LOC	37,000	37,000
New York State Housing Finance Agency
Housing Revenue (Dock Street) VRDO	1.750%	5/7/18 LOC	4,305	4,305
New York State Housing Finance Agency
Housing Revenue (West 20th Street) VRDO	1.800%	5/7/18 LOC	17,775	17,775
New York State Housing Finance Agency
Revenue (250 West 50th Street Project)
VRDO	1.770%	5/7/18 LOC	32,100	32,100
New York State Housing Finance Agency
Revenue (750 6th Ave) VRDO	1.780%	5/7/18 LOC	39,500	39,500
New York State Housing Finance Agency
Revenue (Maestro West Chelsea Housing)
VRDO	1.760%	5/7/18 LOC	13,000	13,000
New York State Housing Finance Agency
Revenue (Service Contract) VRDO	1.820%	5/7/18 LOC	2,580	2,580
New York State Housing Finance Agency
Revenue (Tower 31) VRDO	1.780%	5/7/18 LOC	45,800	45,800
New York State Housing Finance Agency
Revenue VRDO	1.780%	5/7/18 LOC	9,900	9,900
New York State Local Government
Assistance Corp. Revenue VRDO	1.730%	5/7/18	53,855	53,855
New York State Mortgage Agency
Homeowner Mortgage Revenue VRDO	1.590%	5/1/18	23,860	23,860
New York State Mortgage Agency
Homeowner Mortgage Revenue VRDO	1.590%	5/1/18	15,090	15,090
New York State Mortgage Agency
Homeowner Mortgage Revenue VRDO	1.600%	5/1/18	14,200	14,200
New York State Mortgage Agency
Homeowner Mortgage Revenue VRDO	1.850%	5/7/18	35,000	35,000
New York State Power Authority Revenue CP	1.400%	5/10/18	44,023	44,023
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	1.730%	5/7/18 LOC	6,315	6,315
1 Nuveen New York AMT-Free Quality
Municipal Income Fund VRDP VRDO	1.820%	5/7/18 LOC	34,200	34,200
1 Nuveen New York AMT-Free Quality
Municipal Income Fund VRDP VRDO	1.820%	5/7/18 LOC	21,200	21,200
1 Nuveen New York AMT-Free Quality
Municipal Income Fund VRDP VRDO	1.820%	5/7/18 LOC	8,500	8,500
1 Nuveen New York AMT-Free Quality
Municipal Income Fund VRDP VRDO	1.820%	5/7/18 LOC	10,000	10,000
1 Nuveen New York Quality Municipal Fund
VRDP VRDO	1.890%	5/7/18 LOC	33,700	33,700
Nyack NY Union Free School District GO	2.500%	6/22/18	9,500	9,519
Plainview Old Bethpage NY Central School
District BAN	2.000%	10/5/18	12,935	12,987
Port Authority of New York & New Jersey
Revenue CP	1.230%	5/17/18	9,715	9,715
Port Authority of New York & New Jersey
Revenue CP	1.360%	8/16/18	7,110	7,110

34

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
1	Port Authority of New York & New Jersey
	Revenue TOB VRDO	1.760%	5/7/18	9,750	9,750
1	Port Authority of New York & New Jersey
	Revenue TOB VRDO	1.770%	5/7/18	2,440	2,440
1	Port Authority of New York & New Jersey
	Revenue TOB VRDO	1.770%	5/7/18	3,735	3,735
1	Port Authority of New York & New Jersey
	Revenue TOB VRDO	1.780%	5/7/18	3,055	3,055
1	Port Authority of New York & New Jersey
	Revenue TOB VRDO	1.810%	5/7/18	4,500	4,500
	Port Washington NY Union Free School
	District GO	2.250%	6/21/18	16,000	16,027
	Smithtown NY Central School District TAN	2.000%	6/28/18	11,400	11,412
	South Huntington NY Union Free School
	District TAN	2.000%	6/27/18	8,350	8,362
	Triborough Bridge & Tunnel Authority
	New York Revenue VRDO	1.680%	5/7/18 LOC	7,875	7,875
1	Utility Debt Securitization Authority
	New York Revenue TOB VRDO	1.780%	5/7/18	37,500	37,500
	Valley Central School District of
	Montgomery New York BAN	2.500%	6/21/18	9,900	9,916
	Wappingers NY Central School District BAN	2.250%	8/15/18	6,780	6,800
	West Babylon Union Free School District
	New York GO	2.500%	6/22/18	7,500	7,515
	West Islip Union Free School District
	New York GO	2.250%	6/22/18	10,000	10,017
					2,204,289
North Carolina (0.7%)
[1,2]	Appalachian State University NC TOB PUT	1.900%	5/24/18	12,260	12,260
1	Charlotte-Mecklenburg NC Hospital Authority
	Health Care System Revenue (Carolinas
	HealthCare System) TOB VRDO	1.780%	5/7/18	7,495	7,495
1	Charlotte-Mecklenburg NC Hospital Authority
	Health Care System Revenue (Carolinas
	HealthCare System) TOB VRDO	1.820%	5/7/18	1,335	1,335
[1,2]	Mecklenburg County NC GO TOB PUT	1.900%	6/14/18	5,600	5,600
	North Carolina Capital Facilities Finance
	Agency (Duke University Project) CP	1.150%	5/2/18	17,602	17,602
	North Carolina Capital Facilities Finance
	Agency (Duke University Project) CP	1.600%	5/7/18	6,262	6,262
1	North Carolina Capital Facilities Finance
	Agency Revenue (Duke University Project)
	TOB VRDO	1.770%	5/7/18	9,500	9,500
1	North Carolina Capital Facilities Finance
	Agency Revenue (Duke University Project)
	TOB VRDO	1.780%	5/7/18	2,285	2,285
1	North Carolina Capital Facilities Finance
	Agency Revenue (Duke University Project)
	TOB VRDO	1.780%	5/7/18 (Prere.)	2,495	2,495
1	North Carolina Capital Facilities Finance
	Agency Revenue (Duke University Project)
	TOB VRDO	1.780%	5/7/18	1,901	1,900
1	North Carolina Housing Finance Agency
	Revenue TOB VRDO	1.780%	5/7/18	7,125	7,125

35

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	North Carolina Medical Care Commission
	Health Care Facilities Revenue (Lenoir
	Memorial Hospital Project) VRDO	1.740%	5/7/18 LOC	14,195	14,195
	North Carolina Medical Care Commission
	Hospital Revenue (Moses Cone Health
	System) PUT	2.100%	11/26/18	20,735	20,735
1	North Carolina Revenue TOB VRDO	1.780%	5/7/18	6,800	6,800
[1,2]	Union County NC Enterprise System
	Revenue TOB PUT	1.900%	5/31/18	7,855	7,855
					123,444
Ohio (2.9%)
1	Cincinnati OH City School District GO TOB
	VRDO	1.780%	5/7/18	5,000	5,000
	Cleveland OH Clinic Health System
	Obligated Group Revenue	1.750%	7/12/18	13,000	13,000
	Cleveland-Cuyahoga County OH Port
	Authority Revenue (Cleveland Museum
	of Art Project) VRDO	1.750%	5/7/18	18,000	18,000
	Cleveland-Cuyahoga County OH Port
	Authority Revenue (Cleveland Museum
	of Art Project) VRDO	1.760%	5/7/18	7,900	7,900
	Columbus OH Regional Airport Authority
	Airport Revenue (FlightSafety International
	Inc. Project) VRDO	1.800%	5/7/18 (13)	13,500	13,500
	Columbus OH Regional Airport Authority
	Airport Revenue (OASBO Expanded Asset
	Program) VRDO	1.740%	5/7/18 LOC	3,815	3,815
	Columbus OH Regional Airport Authority
	Airport Revenue (OASBO Expanded Asset
	Program) VRDO	1.740%	5/7/18 LOC	11,220	11,220
	Columbus OH Regional Airport Authority
	Revenue (Pooled Financing Program) VRDO	1.740%	5/7/18 LOC	6,475	6,475
	Franklin County OH Hospital Facilities
	Revenue (Doctors OhioHealth Corp.) VRDO	1.730%	5/7/18 LOC	14,955	14,955
1	Franklin County OH Hospital Facilities
	Revenue (OhioHealth Corp.) TOB VRDO	1.790%	5/7/18	6,830	6,830
1	Franklin County OH Hospital Facilities
	Revenue (OhioHealth Corp.) TOB VRDO	1.790%	5/7/18	4,000	4,000
	Franklin County OH Hospital Facilities
	Revenue (OhioHealth Corp.) VRDO	1.730%	5/7/18	12,675	12,675
	Franklin County OH Hospital Facilities
	Revenue (US Health Corp. of Columbus)
	VRDO	1.730%	5/7/18 LOC	3,330	3,330
	Hamilton County OH Hospital Facilities
	Revenue (Cincinnati Children’s Hospital
	Medical Center) VRDO	1.730%	5/7/18	34,160	34,160
1	Hamilton County OH Sewer System
	Revenue TOB VRDO	1.780%	5/7/18	12,750	12,750
	Independence OH BAN	2.000%	12/5/18	4,600	4,616
	Kent OH BAN	2.000%	8/23/18	4,495	4,507
	Lake County OH Building Facilities
	Improvements BAN	2.000%	1/17/19	5,200	5,215
	Lakewood OH Income Tax Revenue	2.500%	3/28/19	15,100	15,208
	Mason OH City School District BAN	3.000%	1/23/19	4,360	4,404

36

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
1 Miami University of Ohio General Receipts
Revenue TOB VRDO	1.780%	5/7/18	3,365	3,365
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	1.750%	5/7/18 LOC	17,425	17,425
1 Northeast OH Regional Sewer District
Revenue (Wastewater Revenue
Improvement) TOB VRDO	1.780%	5/7/18	6,800	6,800
Ohio GO VRDO	1.700%	5/7/18	4,885	4,885
Ohio GO VRDO	1.700%	5/7/18	26,475	26,475
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	1.220%	5/10/18	30,000	30,000
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) CP	1.230%	5/17/18	17,495	17,495
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) CP	1.320%	6/14/18	37,000	37,000
1 Ohio Hospital Revenue (Cleveland Clinic
Health System Obligated Group) TOB VRDO	1.780%	5/7/18 (Prere.)	10,995	10,995
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	1.770%	5/7/18	3,500	3,500
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	1.780%	5/7/18	7,810	7,810
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	1.820%	5/7/18	12,940	12,940
Ohio Infrastructure Improvement GO VRDO	1.700%	5/7/18	1,395	1,395
Ohio State University General Receipts
Revenue CP	1.280%	5/3/18	17,180	17,180
Ohio State University General Receipts
Revenue CP	1.600%	5/7/18	15,990	15,990
Ohio State University General Receipts
Revenue CP	1.150%	5/8/18	16,630	16,630
1 Ohio State University General Receipts
Revenue TOB VRDO	1.810%	5/7/18	5,750	5,750
1 Ohio State University General Receipts
Revenue TOB VRDO	1.810%	5/7/18	5,750	5,750
1 Ohio Water Development Authority Fresh
Water Revenue TOB VRDO	1.780%	5/7/18 LOC	45,000	45,000
1 Toledo OH Waterworks Revenue TOB VRDO	1.830%	5/7/18	8,000	8,000
Union Township OH BAN	2.000%	9/6/18	15,305	15,350
1 Warren County OH Port Authority Revenue
(Corridor 75 Park Project)	7.000%	12/1/18 (Prere.)	5,085	5,244
Wayne OH Local School District BAN	2.500%	5/1/18	7,000	7,000
				523,539
Oklahoma (0.1%)
1 Oklahoma City OK Water Utilities Trust
Water & Sewer Revenue TOB VRDO	1.810%	5/7/18	5,000	5,000
1 Oklahoma Turnpike Authority Revenue
TOB VRDO	1.780%	5/7/18	7,500	7,500
				12,500

37

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
Oregon (2.0%)
	Clackamas County OR Hospital Facility
	Authority Revenue (Legacy Health
	System) VRDO	1.750%	5/7/18 LOC	8,060	8,060
[1,2]	Clackamas County OR School District
	No. 7J Lake Oswego GO TOB PUT	1.900%	6/28/18	13,115	13,115
	Oregon Facilities Authority Revenue
	(PeaceHealth) VRDO	1.760%	5/7/18 LOC	28,700	28,700
	Oregon Facilities Authority Revenue
	(PeaceHealth) VRDO	1.760%	5/7/18 LOC	26,825	26,825
	Oregon Facilities Authority Revenue (Reed
	College Projects) VRDO	1.770%	5/7/18	37,260	37,260
	Oregon GO	5.000%	9/28/18	135,000	137,220
1	Oregon Housing & Community Service
	Department Single Family Mortgage
	Revenue TOB VRDO	1.830%	5/7/18	3,070	3,070
	Oregon Housing & Community Service
	Department Single Family Mortgage
	Revenue VRDO	1.730%	5/7/18	13,140	13,140
	Oregon Housing & Community Service
	Department Single Family Mortgage
	Revenue VRDO	1.780%	5/7/18	29,000	29,000
	Oregon Housing & Community Service
	Department Single Family Mortgage
	Revenue VRDO	1.800%	5/7/18	15,000	15,000
	Portland OR GO	2.500%	6/27/18	35,705	35,793
[1,2]	Portland OR Water System Revenue
	TOB PUT	1.900%	6/7/18	9,500	9,500
					356,683
Pennsylvania (1.4%)
1	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	1.610%	5/1/18 LOC	11,800	11,800
1	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	1.630%	5/1/18 LOC	37,100	37,100
1	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	1.780%	5/7/18 LOC	9,890	9,890
	Delaware County PA Industrial Development
	Authority Solid Waste Revenue (Scott Paper
	Co.) VRDO	1.810%	5/7/18	2,100	2,100
	Delaware County PA Industrial Development
	Authority Solid Waste Revenue (Scott Paper
	Co.) VRDO	1.810%	5/7/18	11,500	11,500
	Delaware County PA Industrial Development
	Authority Solid Waste Revenue (Scott Paper
	Co.) VRDO	1.810%	5/7/18	10,000	10,000
	Emmaus PA General Authority Revenue
	VRDO	1.760%	5/7/18 LOC	6,100	6,100
	Emmaus PA General Authority Revenue
	VRDO	1.760%	5/7/18 LOC	6,200	6,200
	Jackson PA Authority for Industrial
	Development Revenue (StoneRidge
	Retirement Living) VRDO	1.760%	5/7/18 LOC	6,400	6,400

38

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	Pennsylvania GO	5.000%	7/15/18	1,695	1,707
1	Pennsylvania Higher Educational Facilities
	Authority Revenue (Presbyterian Medical
	Center) TOB VRDO	1.780%	5/7/18 (Prere.)	7,200	7,200
1	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue TOB VRDO	1.780%	5/7/18	1,250	1,250
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	1.810%	5/7/18	41,055	41,055
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	1.810%	5/7/18	660	660
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	1.810%	5/7/18	11,530	11,530
	Pennsylvania Industrial Development
	Authority Economic Development Revenue	5.500%	7/1/18 (Prere.)	17,530	17,650
	Pennsylvania Turnpike Commission Revenue	5.250%	6/1/18 (Prere.)	6,000	6,020
1	Pennsylvania Turnpike Commission Revenue
	TOB VRDO	1.780%	5/7/18 LOC	60,000	60,000
	Philadelphia PA GO VRDO	1.740%	5/7/18 LOC	9,575	9,575
					257,737
Rhode Island (0.1%)
	Rhode Island Health & Educational Building
	Corp. Higher Education Facility Revenue
	(Rhode Island School of Design) VRDO	1.750%	5/7/18 LOC	12,690	12,690

South Carolina (0.8%)
[1,2]	Berkeley County SC School District GO
	TOB PUT	1.900%	5/17/18	4,845	4,845
	Charleston County SC School District BAN	2.000%	5/17/18	58,390	58,414
1	Charleston SC Waterworks & Sewer Capital
	Improvement Revenue TOB VRDO	1.780%	5/7/18	6,000	6,000
1	Charleston SC Waterworks & Sewer Capital
	Improvement Revenue TOB VRDO	1.780%	5/7/18 (Prere.)	7,500	7,500
[1,2]	Columbia SC Waterworks & Sewer System
	Revenue PUT	1.900%	7/12/18	14,900	14,900
	Columbia SC Waterworks & Sewer System
	Revenue VRDO	1.750%	5/7/18 LOC	13,160	13,160
1	Greenwood SC Metropolitan Sewer System
	Revenue TOB VRDO	1.800%	5/7/18 (Prere.)	5,625	5,625
[1,2]	Lancaster County SC School District TOB
	PUT	1.900%	6/7/18	5,530	5,530
[1,2]	Lexington County SC School District No.1
	GO TOB PUT	1.900%	5/3/18	6,000	6,000
	South Carolina Educational Facilities Authority
	Revenue (Columbia College) VRDO	1.820%	5/7/18 LOC	3,400	3,400
	South Carolina Jobs Economic Development
	Authority Revenue (Heathwood Hall
	Episcopal School) VRDO	1.710%	5/7/18 LOC	1,600	1,600
1	South Carolina Public Service Authority
	Revenue TOB VRDO	1.850%	5/7/18 (Prere.)	10,640	10,640
	University of South Carolina School of
	Medicine Educational Trust Healthcare
	Facilities Revenue VRDO	1.710%	5/7/18 LOC	2,825	2,825
					140,439

39

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tennessee (4.8%)
Blount County & Alcoa & Maryville TN
Industrial Development Board Revenue
(Local Government Public Improvement)
VRDO	1.770%	5/7/18 LOC	7,625	7,625
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	1.770%	5/7/18 LOC	9,535	9,535
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	1.770%	5/7/18	21,250	21,250
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	1.770%	5/7/18	40,275	40,275
Metropolitan Government of Nashville &
Davidson County Tennessee GO CP	1.280%	5/7/18	12,500	12,500
Metropolitan Government of Nashville &
Davidson County Tennessee GO CP	1.280%	5/8/18	22,500	22,500
Metropolitan Government of Nashville &
Davidson County Tennessee GO CP	1.340%	5/31/18	20,000	20,000
Metropolitan Government of Nashville &
Davidson County Tennessee GO CP	1.750%	5/31/18	52,500	52,500
Metropolitan Government of Nashville &
Davidson County Tennessee GO CP	1.670%	6/7/18	20,000	20,000
Metropolitan Government of Nashville &
Davidson County TN GO (Extendible) CP	1.480%	12/10/18	75,000	75,000
Metropolitan Government of Nashville &
Davidson County TN GO (Extendible) CP	1.700%	12/17/18	37,500	37,500
Metropolitan Government of Nashville &
Davidson County TN GO (Extendible) CP	1.750%	12/30/18	50,000	50,000
Metropolitan Government of Nashville &
Davidson County TN GO (Extendible) CP	1.750%	12/31/18	12,500	12,500
1 Metropolitan Government of Nashville &
Davidson County TN GO TOB VRDO	1.770%	5/7/18	7,500	7,500
1 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) TOB VRDO	1.780%	5/7/18	8,250	8,250
Montgomery County TN Public Building
Auth. Pooled Financial Revenue (Tennessee
County Loan Pool) VRDO	1.620%	5/1/18 LOC	12,800	12,800
1 Rutherford County TN Health & Educational
Facilities Board Revenue (Ascension Health
Credit Group) TOB VRDO	1.780%	5/7/18	6,250	6,250
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	1.770%	5/7/18 LOC	12,100	12,100
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	1.770%	5/7/18	40,500	40,500
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	1.840%	5/7/18 LOC	31,905	31,905
Shelby County TN GO VRDO	1.750%	5/7/18	99,620	99,620

40

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	Tennessee GO CP	1.240%	5/3/18	43,443	43,443
	Tennessee GO CP	1.220%	5/10/18	80,000	80,000
	Tennessee GO CP	1.170%	5/15/18	38,096	38,096
	Tennessee GO CP	1.760%	6/7/18	45,000	45,000
	Tennessee GO CP	1.300%	7/10/18	31,974	31,974
1	Tennessee School Bond Authority Higher
	Educational Facilities Revenue (2nd
	Program) TOB VRDO	1.790%	5/7/18	19,040	19,040
					857,663
Texas (10.5%)
1	Alamo TX Regional Mobility Authority
	Revenue TOB VRDO	1.810%	5/7/18	7,500	7,500
1	Aldine TX Independent School District GO
	TOB VRDO	1.770%	5/7/18	8,205	8,205
[1,2]	Austin TX Electric Utility System Revenue
	TOB PUT	1.900%	5/17/18	7,300	7,300
	Board of Regents of the Texas A&M
	University System Revenue Financing
	System Revenue CP	1.170%	5/1/18	19,714	19,714
	Board of Regents of the Texas A&M
	University System Revenue Financing
	System Revenue CP	1.220%	5/3/18	7,293	7,293
	Board of Regents of the Texas A&M
	University System Revenue Financing
	System Revenue CP	1.620%	7/9/18	16,678	16,678
	Board of Regents of the Texas A&M
	University System Revenue Financing
	System Revenue CP	1.700%	8/3/18	24,000	24,000
	Dallas TX Area Rapid Transit Sales Tax
	Revenue CP	1.210%	5/3/18	12,300	12,300
1	Dallas TX Area Rapid Transit Sales Tax
	Revenue TOB VRDO	1.780%	5/7/18	5,500	5,500
	Dallas TX Waterworks & Sewer System
	Revenue CP	1.280%	5/2/18	21,700	21,700
	Dallas TX Waterworks & Sewer System
	Revenue CP	1.670%	7/5/18	8,100	8,100
	Denton TX Independent School District
	GO VRDO	1.750%	5/7/18	28,650	28,650
	Garland TX Electric Utility System Revenue
	CP	1.700%	5/30/18	6,000	6,000
1	Grand Parkway Transportation Corp. Texas
	System Toll Revenue TOB VRDO	1.780%	5/7/18	23,145	23,145
1	Harris County TX Cultural Education
	Facilities Finance Corp. Hospital Revenue
	(Children’s Hospital Project) TOB VRDO	1.780%	5/7/18	8,200	8,200
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Methodist Hospital
	System) CP	1.250%	5/9/18	90,000	90,000
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Methodist Hospital
	System) CP	1.580%	6/5/18	7,000	7,000
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Methodist Hospital
	System) CP	1.680%	6/14/18	40,000	40,000

41

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Methodist Hospital
	System) CP	1.680%	6/14/18	20,105	20,105
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Methodist Hospital
	System) CP	1.750%	6/21/18	6,800	6,800
1	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Texas Children’s
	Hospital) TOB VRDO	1.850%	5/7/18	4,800	4,800
1	Harris County TX GO TOB VRDO	1.780%	5/7/18	8,070	8,070
1	Harris County TX GO TOB VRDO	1.780%	5/7/18	8,160	8,160
	Harris County TX Health Facilities
	Development Corp. Revenue (Methodist
	Hospital System) VRDO	1.620%	5/1/18	7,900	7,900
	Harris County TX Health Facilities
	Development Corp. Revenue (Methodist
	Hospital System) VRDO	1.620%	5/1/18	38,100	38,100
	Harris County TX Hospital District
	Revenue VRDO	1.800%	5/7/18 LOC	37,375	37,375
1	Harris County TX Revenue TOB VRDO	1.780%	5/7/18	7,500	7,500
[1,2]	Hays TX Consolidated Independent School
	District GO TOB PUT	1.900%	7/12/18	4,670	4,670
1	Houston TX Community College System
	TOB VRDO	1.780%	5/7/18	5,625	5,625
1	Houston TX Community College System
	TOB VRDO	1.780%	5/7/18	5,560	5,560
1	Houston TX Airport System Revenue TOB
	VRDO	1.790%	5/7/18	12,000	12,000
	Houston TX Combined Utility System CP	1.850%	5/24/18	35,000	35,000
	Houston TX Combined Utility System CP	1.550%	6/21/18	25,000	25,000
	Houston TX Combined Utility System CP	1.800%	6/21/18	6,000	6,000
	Houston TX Combined Utility System CP	1.420%	6/26/18	15,000	15,000
	Houston TX Combined Utility System CP	1.790%	9/27/18	25,000	25,000
	Houston TX Combined Utility System CP	1.790%	9/27/18	10,000	10,000
	Houston TX Combined Utility System CP	1.790%	9/27/18	10,000	10,000
	Houston TX GO CP	1.600%	6/13/18 LOC	5,000	5,000
1	Houston TX Higher Education Finance Corp.
	Revenue (Rice University Project) TOB
	VRDO	1.780%	5/7/18	6,665	6,665
	Houston TX TRAN	3.000%	6/29/18	20,000	20,057
1	Houston TX Utility System Revenue TOB
	VRDO	1.780%	5/7/18	12,240	12,240
	Houston TX Utility System Revenue VRDO	1.740%	5/7/18 LOC	49,825	49,825
	Houston TX Utility System Revenue VRDO	1.740%	5/7/18 LOC	23,300	23,300
[1,2]	Judson TX Independent School District GO
	TOB PUT	1.900%	5/24/18	10,635	10,635
1	Katy TX Independent School District TOB
	VRDO	1.790%	5/7/18	5,015	5,015
1	Lower Colorado River Authority Texas
	Transmission Contract Revenue (LCRA
	Transmission Services Corp.) TOB VRDO	1.780%	5/7/18 LOC	32,970	32,970
	Mesquite TX Independent School District
	School Building VRDO	1.790%	5/7/18	13,740	13,740

42

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
North East TX Independent School District
CP	1.350%	7/10/18	5,000	5,000
North East TX Independent School District
CP	1.350%	7/10/18	10,000	10,000
North East TX Independent School District
CP	1.500%	7/10/18	10,000	10,000
Northwest Independent School District
Texas GO VRDO	1.790%	5/7/18	12,870	12,870
Riesel TX Industrial Development Corp.
Solid Waste Disposal Revenue (Sandy
Creek Energy Associates, LP) VRDO	1.800%	5/7/18 LOC	50,000	50,000
Riesel TX Industrial Development Corp.
Solid Waste Disposal Revenue (Sandy
Creek Energy Associates, LP) VRDO	1.800%	5/7/18 LOC	50,000	50,000
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	1.770%	5/7/18	7,500	7,500
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	1.780%	5/7/18 (Prere.)	18,850	18,850
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	1.790%	5/7/18	14,465	14,465
San Antonio TX Water Revenue CP	1.210%	5/1/18	37,700	37,700
San Antonio TX Water Revenue CP	1.680%	5/1/18	54,705	54,705
San Antonio TX Water Revenue CP	1.780%	5/24/18	5,000	5,000
1 Tarrant County TX Cultural Education
Facilities Finance Corp. Hospital Revenue
(Baylor Health Care System Project) TOB
VRDO	1.800%	5/7/18	5,555	5,555
1 Tarrant County TX Cultural Education
Facilities Finance Corp. Hospital Revenue
(Baylor Scott & White Healthcare Project)
TOB VRDO	1.780%	5/7/18	4,620	4,620
1 Tarrant County TX Cultural Education
Facilities Finance Corp. Hospital Revenue
(Baylor Scott & White Healthcare Project)
TOB VRDO	1.780%	5/7/18	39,605	39,605
Tarrant County TX Cultural Education
Facilities Finance Corp. Revenue
(CHRISTUS Health) VRDO	1.730%	5/7/18 LOC	20,010	20,010
Tarrant County TX Cultural Education
Facilities Finance Corp. Revenue
(CHRISTUS Health) VRDO	1.730%	5/7/18 LOC	43,900	43,900
1 Tarrant County TX Cultural Education
Facilities Finance Corp. Revenue (Texas
Health Resources) TOB VRDO	1.780%	5/7/18	5,000	5,000
1 Tarrant County TX Cultural Education
Facilities Finance Corp. Revenue (Texas
Health Resources) TOB VRDO	1.780%	5/7/18	6,250	6,250
Tarrant County TX Cultural Education
Facilities Finance Corp. Revenue (Texas
Health Resources) VRDO	1.750%	5/7/18	20,735	20,735
Texas (Veterans Housing Assistance
Program) GO VRDO	1.730%	5/7/18	4,870	4,870
Texas Department of Housing & Community
Affairs Single Mortgage Revenue VRDO	1.780%	5/7/18	17,235	17,235

43

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	Texas GO	5.000%	10/1/18	1,000	1,015
	Texas GO VRDO	1.730%	5/7/18	25,200	25,200
	Texas State University System Financing
	System Revenue (Extendible) CP	1.820%	1/7/19	30,600	30,600
	Texas Tech University CP	1.620%	7/9/18	31,305	31,305
	Texas Tech University CP	1.730%	8/6/18	12,500	12,500
	Texas TRAN	4.000%	8/30/18	380,650	384,088
1	Texas Water Development Board Revenue
	TOB VRDO	1.780%	5/7/18	3,750	3,750
1	Texas Water Development Board Revenue
	TOB VRDO	1.780%	5/7/18	5,900	5,900
1	Texas Water Development Board Revenue
	TOB VRDO	1.780%	5/7/18	3,300	3,300
	Trinity River Authority of Texas Central
	Regional Wastewater System Revenue
	(Extendible) CP	1.220%	11/12/18	43,000	43,000
	University of North Texas University
	Revenue Financing System CP	1.680%	12/24/18	2,975	2,975
	University of North Texas University
	Revenue Financing System CP	1.700%	12/31/18	10,000	10,000
	University of Texas System Revenue
	Financing System Revenue CP	1.400%	5/22/18	25,000	25,000
	University of Texas System Revenue
	Financing System Revenue CP	1.300%	7/5/18	23,500	23,500
	University of Texas System Revenue
	Financing System Revenue CP	1.310%	7/6/18	11,000	11,000
	University of Texas System Revenue
	Financing System Revenue CP	1.390%	8/1/18	8,700	8,700
					1,879,100
Utah (0.1%)
1	University of Utah Revenue TOB VRDO	1.820%	5/7/18 (Prere.)	6,490	6,490
	Utah Housing Finance Agency Single Family
	Mortgage Revenue VRDO	1.780%	5/7/18	2,905	2,905
1	Utah Transit Authority Sales Tax Revenue
	TOB VRDO	1.780%	5/7/18	3,300	3,300
					12,695
Virginia (1.2%)
[1,2]	Alexandria VA GO TOB PUT	1.900%	7/12/18	4,800	4,800
	Fairfax County VA Economic Development
	Authority Facilities Revenue (County
	Facilities Project)	4.000%	10/1/18	2,150	2,173
	Fairfax County VA Industrial Development
	Authority Health Care Revenue (Inova
	Health System Obligated Group) VRDO	1.760%	5/7/18	65,570	65,570
	Fairfax County VA Industrial Development
	Authority Health Care Revenue (Inova
	Health System Obligated Group) VRDO	1.790%	5/7/18	10,440	10,440
[1,2]	Hampton Roads VA Sanitation & Wastewater
	District Revenue TOB PUT	1.900%	5/3/18	11,000	11,000
1	Hampton Roads VA Transportation
	Accountability Commission Revenue
	TOB VRDO	1.780%	5/7/18	7,830	7,830

44

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
1	Hampton Roads VA Transportation
	Accountability Commission Revenue
	TOB VRDO	1.780%	5/7/18	11,250	11,250
[1,2]	Portsmouth VA GO TOB PUT	1.900%	5/24/18	11,605	11,605
	Stafford County VA Industrial Development
	Authority Revenue (VML/VACo
	Commonwealth Loan Program) VRDO	1.790%	5/7/18 LOC	2,015	2,015
[1,2]	Suffolk VA GO TOB PUT	1.900%	7/26/18	4,630	4,630
[1,2]	University of Virginia Revenue TOB PUT	1.900%	5/31/18	5,315	5,315
1	University of Virginia Revenue TOB VRDO	1.780%	5/7/18 (Prere.)	17,900	17,900
1	Virginia College Building Authority Educational
	Facilities Revenue (21st Century College &
	Equipment Programs) TOB VRDO	1.780%	5/7/18	4,025	4,025
1	Virginia Commonwealth Transportation
	Board Revenue TOB VRDO	1.770%	5/7/18	5,000	5,000
1	Virginia Commonwealth Transportation
	Board Revenue TOB VRDO	1.780%	5/7/18	3,000	3,000
1	Virginia Housing Development Authority
	Commonwealth Mortgage Revenue TOB
	VRDO	1.770%	5/7/18	5,000	5,000
	Virginia Public Building Authority Public
	Facilities Revenue VRDO	1.740%	5/7/18	49,900	49,900
					221,453
Washington (2.2%)
1	Central Puget Sound WA Regional Transit
	Authority Sales & Use Tax Revenue TOB
	VRDO	1.780%	5/7/18	2,885	2,885
1	Central Puget Sound WA Regional Transit
	Authority Sales & Use Tax Revenue TOB
	VRDO	1.780%	5/7/18	2,665	2,665
	King County WA Public Hospital District
	No. 1 GO	5.250%	6/1/18 (Prere.)	4,725	4,741
	King County WA School District No. 414 GO	4.000%	12/1/18	2,950	2,994
[1,2]	King County WA School District No. 414 GO
	TOB PUT	1.900%	7/26/18	8,820	8,820
1	King County WA Sewer Revenue TOB VRDO	1.780%	5/7/18	2,100	2,100
1	Northwest Energy Washington Electric
	Revenue (Columbia Generating Station)
	TOB VRDO	1.780%	5/7/18	8,250	8,250
1	Pierce County WA School District No. 10
	(Tacoma) GO TOB VRDO	1.780%	5/7/18	2,650	2,650
1	Pierce County WA School District No. 10
	(Tacoma) GO TOB VRDO	1.780%	5/7/18	2,400	2,400
	Port of Seattle WA Revenue VRDO	1.750%	5/7/18 LOC	49,450	49,450
[1,2]	Seattle WA Drain and Wastewater Revenue
	TOB PUT	1.900%	6/28/18	12,850	12,850
[1,2]	Seattle WA GO TOB PUT	1.900%	7/12/18	4,530	4,530
[1,2]	Seattle WA Municipal Light & Power
	Revenue TOB PUT	1.900%	6/28/18	10,220	10,220
[1,2]	Seattle WA Water System Revenue TOB
	PUT	1.900%	7/26/18	11,775	11,775
	Tacoma WA Housing Authority Revenue
	(Sunset Apartment Projects) VRDO	1.830%	5/7/18 LOC	12,850	12,850

45

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
1	TES Properties Washington Lease Revenue
	TOB VRDO	1.830%	5/7/18 (Prere.)	10,125	10,125
1	Washington GO TOB VRDO	1.780%	5/7/18	2,250	2,250
1	Washington GO TOB VRDO	1.780%	5/7/18	5,100	5,100
1	Washington GO TOB VRDO	1.780%	5/7/18	8,325	8,325
1	Washington GO TOB VRDO	1.780%	5/7/18	4,700	4,700
1	Washington Health Care Facilities Authority
	Revenue (Children’s Hospital & Regional
	Medical Center) TOB VRDO	1.780%	5/7/18	21,280	21,280
1	Washington Health Care Facilities Authority
	Revenue (Providence Health & Services)
	TOB VRDO	1.780%	5/7/18	1,875	1,875
	Washington Health Care Facilities Authority
	Revenue (Providence Health & Services)
	VRDO	1.820%	5/7/18	73,625	73,625
	Washington Health Care Facilities Authority
	Revenue (Providence Health & Services)
	VRDO	1.820%	5/7/18	18,235	18,235
1	Washington Health Care Facilities Authority
	Revenue (Seattle Children’s Hospital) TOB
	VRDO	1.780%	5/7/18	3,275	3,275
	Washington Higher Education Facilities
	Authority Revenue (Seattle University)
	VRDO	1.740%	5/7/18 LOC	12,945	12,945
	Washington Higher Education Facilities
	Authority Revenue (Whitman College
	Project) VRDO	1.740%	5/7/18	21,900	21,900
	Washington Housing Finance Commission
	Multi-Family Housing Revenue (Merrill
	Gardens at Kirkland Project) VRDO	1.810%	5/7/18 LOC	24,600	24,600
	Washington Housing Finance Commission
	Multi-Family Housing Revenue (Reserve at
	SeaTac Apartments Project) VRDO	1.770%	5/7/18 LOC	33,000	33,000
	Washington Housing Finance Commission
	Multi-Family Housing Revenue (Vintage at
	Silverdale Senior Living Project) VRDO	1.780%	5/7/18 LOC	14,880	14,880
					395,295
West Virginia (0.6%)
	West Virginia Hospital Finance Authority
	Hospital Revenue (Cabell Huntington
	Hospital Inc.) VRDO	1.760%	5/7/18 LOC	7,800	7,800
	West Virginia Hospital Finance Authority
	Hospital Revenue (Charleston Area
	Medical Center Inc.) VRDO	1.790%	5/7/18 LOC	107,370	107,370
					115,170
Wisconsin (3.2%)
[1,2]	Milwaukee WI Metropolitan Sewer District
	GO TOB PUT	1.900%	6/14/18	5,410	5,410
	University of Wisconsin Hospitals & Clinics
	Authority Revenue VRDO	1.740%	5/7/18 LOC	30,650	30,650
[1,2]	Verona WI Area School District GO TOB PUT	1.900%	5/3/18	17,810	17,810
1	Wisconsin Annual Appropriation Revenue
	TOB VRDO	1.770%	5/7/18 (Prere.)	12,500	12,500

46

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
1 Wisconsin Annual Appropriation Revenue
TOB VRDO	1.780%	5/7/18 (Prere.)	11,085	11,085
Wisconsin Department of Transportation
Revenue CP	1.250%	5/3/18	10,000	10,000
Wisconsin GO (Extendible) CP	1.340%	10/20/18	37,495	37,495
Wisconsin GO (Extendible) CP	1.400%	11/13/18	27,494	27,494
Wisconsin GO (Extendible) CP	1.380%	12/1/18	10,000	10,000
Wisconsin GO (Extendible) CP	1.610%	12/21/18	30,582	30,582
Wisconsin GO (Extendible) CP	1.720%	12/28/18	20,000	20,000
Wisconsin GO (Extendible) CP	1.750%	12/31/18	43,523	43,523
Wisconsin GO (Extendible) CP	1.800%	1/5/19	45,910	45,910
Wisconsin GO (Extendible) CP	1.850%	1/6/19	42,574	42,574
Wisconsin GO CP	1.210%	5/7/18	36,025	36,025
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health
Credit Group) TOB VRDO	1.780%	5/7/18	5,000	5,000
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health
Credit Group) TOB VRDO	1.780%	5/7/18	1,500	1,500
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health
Credit Group) TOB VRDO	1.780%	5/7/18	9,000	9,000
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health
Credit Group) TOB VRDO	1.780%	5/7/18	5,000	5,000
1 Wisconsin Health & Educational Facilities
Authority Revenue (Children’s Hospital of
Wisconsin Inc.) TOB VRDO	1.780%	5/7/18	5,000	5,000
Wisconsin Health & Educational Facilities
Authority Revenue (Medical College
Wisconsin) VRDO	1.750%	5/7/18 LOC	64,900	64,900
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	1.750%	5/7/18	26,000	26,000
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	1.750%	5/7/18	20,200	20,200
Wisconsin Housing & Economic Development
Authority Multi-Family Revenue VRDO	1.750%	5/7/18	23,575	23,575
1 Wisconsin Public Finance Authority Lease
Development Revenue (KU Campus
Development Corp. - Central District
Development Project) TOB VRDO	1.870%	5/7/18	41,335	41,335
				582,568
Wyoming (0.1%)
Sweetwater County WY Pollution Control
Revenue (PacifiCorp Projects) VRDO	1.670%	5/7/18 LOC	17,710	17,710
Uinta County WY PCR (Chevron USA Inc.
Project) VRDO	1.550%	5/1/18	5,000	5,000
				22,710
Total Tax-Exempt Municipal Bonds (Cost $17,124,602)				17,124,602

47

Municipal Money Market Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (3.5%)
Money Market Fund (3.5%)
4 Vanguard Municipal Cash Management Fund
(Cost $635,668)	1.700%	6,356,694	635,669
Total Investments (98.9%) (Cost $17,760,270)			17,760,271

			Amount
			($000)
Other Assets and Liabilities (1.1%)
Other Assets			325,440
Liabilities			(135,408)
			190,032
Net Assets (100%)
Applicable to 17,948,489,184 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			17,950,303
Net Asset Value Per Share			$1.00

			Amount
			($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers			17,124,602
Affiliated Issuers			635,669
Total Investments in Securities			17,760,271
Investment in Vanguard			978
Receivables for Investment Securities Sold			12,275
Receivables for Accrued Income			78,765
Receivables for Capital Shares Issued			108,658
Other Assets			124,764
Total Assets			18,085,711
Liabilities
Payables for Investment Securities Purchased			72,760
Payables for Capital Shares Redeemed			59,591
Payables for Distributions			1,738
Payables to Vanguard			1,319
Total Liabilities			135,408
Net Assets			17,950,303

48

Municipal Money Market Fund

At April 30, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	17,950,477
Overdistributed Net Investment Income	(1)
Accumulated Net Realized Losses	(174)
Unrealized Appreciation (Depreciation)	1
Net Assets	17,950,303

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the aggregate value of these securities was $6,159,532,000, representing 34.3% of net assets.
2 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

49

Municipal Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

50

Municipal Money Market Fund

Statement of Operations

Six Months Ended
April 30, 2018
($000)
Investment Income
Income
Interest[1]	110,539
Total Income	110,539
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,360
Management and Administrative	8,763
Marketing and Distribution	2,013
Custodian Fees	79
Shareholders’ Reports and Proxy	23
Trustees’ Fees and Expenses	6
Total Expenses	13,244
Net Investment Income	97,295
Realized Net Gain (Loss) on Investment Securities Sold[1]	(174)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	—
Net Increase (Decrease) in Net Assets Resulting from Operations	97,121

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,089,000, ($1,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

51

Municipal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	97,295	111,756
Realized Net Gain (Loss)	(174)	27
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	97,121	111,783
Distributions
Net Investment Income	(97,322)	(111,737)
Realized Capital Gain	—	—
Total Distributions	(97,322)	(111,737)
Capital Share Transactions (at $1.00 per share)
Issued	6,676,091	11,065,557
Issued in Lieu of Cash Distributions	89,223	102,800
Redeemed	(6,175,114)	(9,931,863)
Net Increase (Decrease) from Capital Share Transactions	590,200	1,236,494
Total Increase (Decrease)	589,999	1,236,540
Net Assets
Beginning of Period	17,360,304	16,123,764
End of Period[1]	17,950,303	17,360,304

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,000) and $26,000.

See accompanying Notes, which are an integral part of the Financial Statements.

52

Municipal Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	. 005[1]	.007[1]	.0025	.0001	.0001	.0002
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.005	.007	.0025	.0001	.0001	.0002
Distributions
Dividends from Net Investment Income	(.005)	(.007)	(.0025)	(.0001)	(.0001)	(.0002)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.005)	(.007)	(.0025)	(.0001)	(.0001)	(.0002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.55%	0.66%	0.25%	0.01%	0.01%	0.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,950	$17,360	$16,124	$17,222	$17,393	$18,119
Ratio of Expenses to
Average Net Assets	0.15%	0.15%	0.12%[3]	0.07%[3]	0.09%[3]	0.13%[3]
Ratio of Net Investment Income to
Average Net Assets	1.10%	0.66%	0.24%	0.01%	0.01%	0.02%

The expense ratio and net investment income ratio for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 The ratio of total expenses to average net assets before an expense reduction was 0.15% in 2016, 0.15% in 2015, 0.16% in 2014, and
0.16% in 2013. See Note B in the Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

53

Municipal Money Market Fund

Notes to Financial Statements

Vanguard Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at the fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2014–2017), and for the period ended April 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2018, or at any time during the period then ended.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

54

Municipal Money Market Fund

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2018, the fund had contributed to Vanguard capital in the amount of $978,000, representing 0.01% of the fund’s net assets and 0.39% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. For the period ended April 30, 2018, the fund did not receive an expense reduction from Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At April 30, 2018, the cost of investment securities for tax purposes was $17,760,270,000. Net unrealized appreciation of investment securities for tax purposes was $1,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

55

Municipal Money Market Fund

E. The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2018, such purchases and sales were $615,041,000 and $863,675,000, respectively.

F. Management has determined that no material events or transactions occurred subsequent to April 30, 2018, that would require recognition or disclosure in these financial statements.

56

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

57

Six Months Ended April 30, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Municipal Money Market Fund	10/31/2017	4/30/2018	Period
Based on Actual Fund Return	$1,000.00	$1,005.48	$0.75
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.05	0.75

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period is 0.15%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

58

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Municipal Money Market Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

59

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

60

Glossary

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission.

61

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600 Valley Forge, PA 19482-2600
Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	Source for Bloomberg Barclays indexes: Bloomberg
Direct Investor Account Services > 800-662-2739	Index Services Limited. Copyright 2018, Bloomberg. All
Institutional Investor Services > 800-523-1036	rights reserved.
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273	CFA® is a registered trademark owned by CFA Institute.

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q452 062018

Semiannual Report | April 30, 2018

Vanguard Municipal Bond Funds
Vanguard Short-Term Tax-Exempt Fund
Vanguard Limited-Term Tax-Exempt Fund
Vanguard Intermediate-Term Tax-Exempt Fund
Vanguard Long-Term Tax-Exempt Fund
Vanguard High-Yield Tax-Exempt Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance	1
CEO’s Perspective	3
Advisor’s Report	4
Results of Proxy Voting	6
Short-Term Tax-Exempt Fund	8
Limited-Term Tax-Exempt Fund	55
Intermediate-Term Tax-Exempt Fund	144
Long-Term Tax-Exempt Fund	273
High-Yield Tax-Exempt Fund	313
About Your Fund’s Expenses	360
Trustees Approve Advisory Arrangements	362
Glossary	363

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first—and light the way—as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• For the six months ended April 30, 2018, returns for the five tax-exempt bond funds discussed in this report ranged from below –1% for Vanguard Intermediate-Term Tax-Exempt Fund to just under 0% for Vanguard Short-Term Tax-Exempt Fund and Vanguard High-Yield Tax-Exempt Fund. All but the Intermediate-Term Fund outpaced their benchmark indexes; compared with their peer-group averages, only the High-Yield Fund outperformed.

• Although fundamentals remained solid, municipal bonds went through a bumpy patch as the new tax legislation passed in December affected both supply and demand. Municipal bond prices finished the period down across the maturity spectrum but particularly among longer-dated securities.

• The funds generally benefited from a tilt toward lower-quality investment-grade bonds, which significantly outperformed their higher-quality counterparts. Security selection and the purchase of more premium callable bonds, which are less sensitive to rising interest rates, also added value.

Total Returns: Six Months Ended April 30, 2018

	30-Day	Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield[1]	Returns	Returns	Returns
Vanguard Short-Term Tax-Exempt Fund
Investor Shares	1.71%	2.89%	0.63%	-0.70%	-0.07%
Admiral TM Shares[2]	1.81	3.06	0.68	-0.70	-0.02
Bloomberg Barclays 1 Year Municipal Bond Index					-0.10
1–2 Year Municipal Funds Average[3]					-0.01

Vanguard Limited-Term Tax-Exempt Fund
Investor Shares	2.00%	3.38%	0.83%	-1.64%	-0.81%
Admiral Shares [2]	2.10	3.55	0.87	-1.64	-0.77
Bloomberg Barclays 1–5 Year Municipal Bond Index					-0.94
1–5 Year Municipal Funds Average[3]					-0.46

Vanguard Intermediate-Term Tax-Exempt Fund
Investor Shares	2.40%	4.05%	1.34%	-2.61%	-1.27%
Admiral Shares [2]	2.50	4.22	1.39	-2.61	-1.22
Bloomberg Barclays 1–15 Year Municipal Bond Index					-1.16
Intermediate Municipal Funds Average[3]					-1.05

Vanguard Long-Term Tax-Exempt Fund
Investor Shares	2.80%	4.73%	1.67%	-2.49%	-0.82%
Admiral Shares [2]	2.90	4.90	1.72	-2.49	-0.77
Bloomberg Barclays Municipal Bond Index					-0.97
General & Insured Municipal Debt Funds Average[3]					-0.54

Vanguard High-Yield Tax-Exempt Fund
Investor Shares	3.21%	5.42%	1.83%	-1.93%	-0.10%
Admiral Shares [2]	3.31	5.59	1.88	-1.93	-0.05
Bloomberg Barclays Municipal Bond Index					-0.97
General & Insured Municipal Debt Funds Average[3]					-0.54

1 This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 40.8%. State and local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
2 Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.
3 Derived from data provided by Lipper, a Thomson Reuters Company.

Expense Ratios1

Your Fund Compared With Its Peer Group

	Investor	Admiral	Peer Group
	Shares	Shares	Average[2]
Short-Term Tax-Exempt Fund	0.19%	0.09%	0.55%
Limited-Term Tax-Exempt Fund	0.19	0.09	0.66
Intermediate-Term Tax-Exempt Fund	0.19	0.09	0.77
Long-Term Tax-Exempt Fund	0.19	0.09	0.86
High-Yield Tax-Exempt Fund	0.19	0.09	0.86

1 The fund expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2018, the funds’ annualized expense ratios were: for the Short-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares.

2 Peer groups are: for the Short-Term Tax-Exempt Fund, 1–2 Year Municipal Funds; for the Limited-Term Tax-Exempt Fund, 1–5 Year Municipal Funds; for the Intermediate-Term Tax-Exempt Fund, Intermediate Municipal Funds; for the Long-Term Tax-Exempt Fund and High-Yield Tax-Exempt Fund, General & Insured Municipal Debt Funds. Peer-group values are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2017.

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success.

In my role as CEO, I’ll keep this priority front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
May 16, 2018

Market Barometer
			Total Returns
		Periods Ended April 30, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	3.83%	13.17%	12.84%
Russell 2000 Index (Small-caps)	3.27	11.54	11.74
Russell 3000 Index (Broad U.S. market)	3.79	13.05	12.75
FTSE All-World ex US Index (International)	3.72	15.84	5.85

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.87%	-0.32%	1.47%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.97	1.56	2.44
Citigroup Three-Month U.S. Treasury Bill Index	0.67	1.16	0.32

CPI
Consumer Price Index	1.57%	2.46%	1.50%

Advisor’s Report

For the six months ended April 30, 2018, Vanguard’s five national tax-exempt bond funds posted returns that ranged from –1.27% for Investor Shares of Vanguard Intermediate-Term Tax-Exempt Fund to –0.02% for Admiral Shares of Vanguard Short-Term Tax-Exempt Fund. The Intermediate-Term Fund underperformed its benchmark, while the four other funds outperformed theirs. Versus their peer-group averages, Vanguard High-Yield Tax-Exempt Fund outperformed; the four other funds underperformed.

Municipal bond yields increased across the board. Over the period, the High-Yield Fund’s 30-day SEC yield rose 42 basis points to 3.21%. (Yields cited here are for Investor Shares. A basis point is one one-hundredth of a percentage point.) The other funds saw even sharper increases, with Vanguard Limited-Term Tax-Exempt Fund’s 30-day SEC yield climbing 73 basis points to 2.00%.

Please note that the funds are permitted to invest in securities that would generate income distributions subject to the alternative minimum tax (AMT). During the fiscal half year, only the High-Yield Fund owned such securities.

The investment environment

Macroeconomic fundamentals helped throughout the period. The U.S. economy continued to expand robustly amid solid business investment and consumer spending. The unemployment rate remained low, dropping to 3.9% in April.

Job creation for the period averaged close to 200,000 per month. Although the most recent jobs data have been below that level, they’ve still been strong given where we are in the economic cycle; they’re also well above the approximately 90,000 needed to absorb the number of workers entering the labor market every month. Global growth continued to provide a boost.

The Federal Reserve, acknowledging the health of the economy, moved further down the path toward monetary policy normalization. It proceeded with shrinking the $4.5 trillion balance sheet it had amassed as part of the monetary stimulus it began providing in the wake of the 2007–2009 recession. It also raised the federal funds target rate by a quarter percentage point in December under then-Chair Janet Yellen and again in March under her successor, Jerome Powell.

Even with this robust macroeconomic backdrop, investors abruptly began to see the glass as half empty toward the end of January. Long-awaited signs of wage increases and higher inflation, coupled with the outlook for faster growth from tax cuts and increased government spending, raised concerns that the Fed might start raising interest rates more aggressively. Brewing trade tensions and geopolitical flare-ups added to the downbeat mood. Market volatility spiked, stocks dropped sharply from record highs, and bond yields rose.

Yields of Municipal Securities
(AAA-Rated General Obligation Issues)
	October 31,	April 30,
Maturity	2017	2018
2 years	1.09%	1.87%
5 years	1.42	2.19
10 years	2.01	2.49
30 years	2.83	3.09
Source: Vanguard.

The muni market also had to contend with the new federal tax law enacted in late December. One significant change is that municipalities can no longer issue bonds to advance-refund outstanding tax-exempt debt. There was also concern—which proved unfounded—that the law would no longer let municipalities issue tax-exempt private activity bonds to fund public benefit projects such as hospitals and airports. With municipalities rushing to issue both advance refunding and private activity bonds ahead of the law’s passage, supply became more uneven than usual. Supply was more than three times higher in December than it was a year earlier, and it’s been lower than usual since then.

The reduction of the statutory federal corporate tax rate to 21% also affected demand for munis, making their tax-equivalent yields a little less attractive to nontraditional buyers such as banks and insurance companies. On the other hand, a new cap on deductions for state and local taxes and mortgage interest payments may make munis a little more attractive for investors residing in states with high taxes and expensive real estate markets. So far in 2018, supply and demand have been fairly well-matched.

Bond yields across the maturity spectrum ended the period higher. Fed action contributed to an 89-basis-point rise in the yield of the 2-year U.S. Treasury note, to 2.49%—its highest level in almost a decade.

Longer-term yields, which are more affected by market expectations for growth and inflation, moved less. The yield of the bellwether 10-year Treasury note rose 57 basis points to 2.95%, and that of the 30-year Treasury was up 24 basis points to 3.12%.

Muni bond yields rose comparably, with the short end of the curve seeing more movement than the long end.

Management of the funds

A modest overweighting of credit primarily drove the funds’ relative performance. Our tilt toward bonds rated A and BBB, which are on the lower rungs of the investment-grade credit ladder, was principally to capture their additional yield, especially as credit spreads versus Treasuries were fairly tight. Over the six months, however, they performed better than their higher-quality counterparts. Bonds rated BBB returned –0.21%, as measured by the Bloomberg Barclays Municipal Bond Index, compared with –1.29% for bonds rated AAA.

Our deep and experienced bench of credit analysts again added value by helping us navigate this large, fragmented market made up of tens of thousands of issuers. For the six months, security selection for Vanguard Long-Term Tax-Exempt Fund and the High-Yield Fund was especially strong in hospital and transportation revenue bonds and local general obligation bonds.

Adding premium callable bonds in anticipation of rates heading higher worked in our favor, especially toward the end of 2017. Tactical yield curve positioning and duration calls modestly added to performance as well.

Outlook

The U.S. economy is on pace to break above its long-term potential growth rate to about 2.5% in 2018. Although the slow pace of productivity growth, an aging population, and disruptive new technologies remain long-term structural drags, we could see a cyclical upswing given the recent tax cuts and increased government spending coming on top of solid synchronized global growth.

The unemployment rate is at its lowest level since 2000 and likely to edge even lower. Tightness in the labor market may finally be starting to translate into some upward pressure on wages. That, along with stable and broad global growth, may well lead to higher inflation—a scenario that the financial markets are now pricing in. Our long-term outlook for tepid inflation, however, remains unchanged.

That backdrop should justify the Fed’s raising the federal funds rate twice more in 2018 and three times in 2019, although a marked acceleration in inflation might persuade the Fed to pull one of next year’s rate hikes into this year. The unwinding of the Fed’s balance sheet is likely to continue according to the framework and timetable laid out by policymakers last September given the limited reaction so far from the bond market.

We may continue to see bouts of volatility in the bond market related to shifting inflation and interest rate expectations. Muni supply and demand may also adjust further as a result of the new tax law. Other potential volatility triggers we’ll be watching include the U.S. midterm elections, stalled or scuttled trade negotiations, and flare-ups in geopolitical tensions.

We anticipate a convergence in global monetary policy as 2018 unfolds, with central banks in developed countries adopting less accommodative stances—with some raising rates, some planning to do so, and some reducing quantitative easing. Withdrawing that accommodation unexpectedly or too quickly could well rattle the markets.

Whatever the markets may bring, our experienced team of portfolio managers, credit analysts, and traders will continue to seek out opportunities to add to the funds’ performance.

Christopher W. Alwine, CFA, Principal, Head of Municipal Group James M. D’Arcy, CFA, Portfolio Manager Adam M. Ferguson, CFA, Portfolio Manager Mathew M. Kiselak, Principal, Portfolio Manager, Head of Municipal Bond Desk Justin A. Schwartz, CFA, Portfolio Manager, Head of Municipal Money Market Funds Vanguard Fixed Income Group May 18, 2018

Results of Proxy Voting

At a special meeting of shareholders on November 15, 2017, fund shareholders approved the following proposals:

Proposal 1—Elect trustees for the fund.*

The individuals listed in the table below were elected as trustees for the fund. All trustees with the exception of Ms. Mulligan, Ms. Raskin, and Mr. Buckley (each of whom already serves as a director of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

			Percentage
Trustee	For	Withheld	For
Mortimer J. Buckley	18,588,776,810	554,952,808	97.1%
Emerson U. Fullwood	18,544,751,126	598,978,491	96.9%
Amy Gutmann	18,498,186,348	645,543,270	96.6%
JoAnn Heffernan Heisen	18,535,678,581	608,051,037	96.8%
F. Joseph Loughrey	18,564,305,173	579,424,445	97.0%
Mark Loughridge	18,577,443,667	566,285,951	97.0%
Scott C. Malpass	18,550,456,245	593,273,373	96.9%
F. William McNabb III	18,539,157,256	604,572,362	96.8%
Deanna Mulligan	18,560,245,240	583,484,378	97.0%
André F. Perold	18,419,837,157	723,892,461	96.2%
Sarah Bloom Raskin	18,531,740,865	611,988,752	96.8%
Peter F. Volanakis	18,563,996,876	579,732,742	97.0%
* Results are for all funds within the same trust.

Proposal 2—Approve a manager-of-managers arrangement with third-party investment advisors.

This arrangement enables the fund to enter into and materially amend investment advisory arrangements with third-party investment advisors, subject to the approval of the fund’s board of trustees and certain conditions imposed by the Securities and Exchange Commission, while avoiding the costs and delays associated with obtaining future shareholder approval.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
High-Yield Tax-Exempt Fund	590,018,561	26,258,043	31,223,425	124,173,965	76.5%
Intermediate-Term Tax-Exempt Fund	2,251,463,269	70,376,221	85,194,569	559,788,144	75.9%
Limited-Term Tax-Exempt Fund	1,315,079,541	32,126,620	88,658,334	350,261,079	73.6%
Long-Term Tax-Exempt Fund	541,064,865	22,507,630	24,741,894	101,750,555	78.4%
Short-Term Tax-Exempt Fund	539,613,917	12,851,578	35,483,610	123,539,664	75.8%

Proposal 3—Approve a manager-of-managers arrangement with wholly owned subsidiaries of Vanguard.

This arrangement enables Vanguard or the fund to enter into and materially amend investment advisory arrangements with wholly owned subsidiaries of Vanguard, subject to the approval of the fund’s board of trustees and any conditions imposed by the Securities and Exchange Commission (SEC), while avoiding the costs and delays associated with obtaining future shareholder approval. The ability of the fund to operate in this manner is contingent upon the SEC’s approval of a pending application for an order of exemption.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
High-Yield Tax-Exempt Fund	595,914,723	26,222,891	25,362,415	124,173,965	77.2%
Intermediate-Term Tax-Exempt Fund	2,263,760,827	67,002,394	76,270,839	559,788,144	76.3%
Limited-Term Tax-Exempt Fund	1,319,522,749	32,424,094	83,917,651	350,261,079	73.9%
Long-Term Tax-Exempt Fund	547,744,472	22,436,378	18,133,539	101,750,555	79.4%
Short-Term Tax-Exempt Fund	540,076,175	12,950,262	34,922,668	123,539,664	75.9%

Shareholders of Vanguard Short-Term Tax-Exempt Fund did not approve the following proposal:

Proposal 7—Institute transparent procedures to avoid holding investments in companies that, in management’s judgment, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights. Such procedures may include time-limited engagement with problem companies if management believes that their behavior can be changed.

The trustees recommended a vote against the proposal for the following reasons: (1) Vanguard is fully compliant with all applicable U.S. laws and regulations that prohibit the investment in any company owned or controlled by the government of Sudan; (2) the addition of further investment constraints is not in fund shareholders’ best interests if those constraints are unrelated to a fund’s stated investment objective, policies, and strategies; and (3) divestment is an ineffective means to implement social change, as it often puts the shares into the hands of another owner with no direct impact to the company’s capitalization.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Short-Term Tax-Exempt Fund	61,306,874	19,656,924	506,985,307	123,539,664	8.6%

Short-Term Tax-Exempt Fund

Fund Profile
As of April 30, 2018

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWSTX	VWSUX
Expense Ratio[1]	0.19%	0.09%
30-Day SEC Yield	1.71%	1.81%

Financial Attributes

		Bloomberg Barclays	Bloomberg
		1 Year	Barclays
		Municipal	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	2,252	4,364	52,893
Yield to Maturity
(before expenses)	2.0%	2.0%	2.8%
Average Coupon	3.6%	4.8%	4.7%
Average Duration	1.2 years	1.3 years	6.0 years
Average Stated
Maturity	1.5 years	1.4 years	12.8 years
Short-Term Reserves 18.2%		—	—

Largest Area Concentrations[2]
Texas	14.2%
New York	14.0
Illinois	7.3
California	6.5
Maryland	6.4
New Jersey	5.1
Pennsylvania	5.0
Florida	3.2
Georgia	3.1
Massachusetts	3.0
Top Ten	67.8%

Volatility Measures
	Bloomberg
	Barclays	Bloomberg
	1 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.88	0.53
Beta	0.87	0.14
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity (% of portfolio)
Under 6 Months	37.2%
6 Months–1 Year	8.3
1–2 Years	22.8
2–3 Years	17.0
3–4 Years	9.3
4–5 Years	3.6
Over 5 Years	1.8

Distribution by Credit Quality (% of portfolio)
AAA	26.5%
AA	49.7
A	15.9
BBB	5.8
BB	0.2
B or Lower	0.4
Not Rated	1.5

Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2018, the annualized expense ratios were
0.19% for Investor Shares and 0.09% for Admiral Shares.
2 Percentage of net assets, excluding any futures contracts.

Short-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2007–April 30, 2018
				Bloomberg
				Barclays
				1 Year
				Municipal
		Investor Shares		Bond Index
	Income	Capital	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2008	3.30%	0.38%	3.68%	4.22%
2009	2.31	1.28	3.59	4.40
2010	1.38	0.44	1.82	1.81
2011	1.23	-0.31	0.92	1.18
2012	1.08	0.19	1.27	1.01
2013	0.89	-0.38	0.51	0.74
2014	0.72	-0.06	0.66	0.72
2015	0.70	-0.19	0.51	0.76
2016	0.83	-0.19	0.64	0.40
2017	1.01	-0.06	0.95	1.07
2018[1]	0.63	-0.70	-0.07	-0.10

Average Annual Total Returns: Periods Ended March 31, 2018
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	9/1/1977	0.68%	0.58%	1.25%	-0.04%	1.21%
Admiral Shares	2/12/2001	0.78	0.67	1.33	-0.04	1.29

1 Six months ended April 30, 2018.
See Financial Highlights for dividend and capital gains information.

Short-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.8%)
Alabama (1.2%)
1 Alabama Federal Aid Highway Finance Authority Special Obligation Revenue TOB VRDO	1.780%	5/7/18	14,540	14,540
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	5.000%	12/1/19	500	522
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	5.000%	12/1/21	1,000	1,084
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	5.000%	12/1/22	2,255	2,476
2 Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	2.164%	12/1/23	17,500	17,500
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23	21,000	22,360
Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/21	8,900	9,288
Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	7/1/22	20,000	21,065
Chatom AL Industrial Development Board Gulf Opportunity Zone Revenue (PowerSouth Energy
Cooperative Projects) PUT	1.550%	8/1/18	6,900	6,894
Jefferson County AL Revenue	5.000%	9/15/19	940	980
Jefferson County AL Revenue	5.000%	9/15/20	1,250	1,334
Jefferson County AL Revenue	5.000%	9/15/21	1,625	1,769
Jefferson County AL Revenue	5.000%	9/15/22	625	691
Jefferson County AL Sewer Revenue	5.000%	10/1/18	1,500	1,515
Mobile AL Industrial Development Board Pollution Control Revenue (Alabama Power Co.) PUT	1.625%	10/2/18	10,000	9,985
Mobile County AL Board of School Commissioners GO	5.000%	3/1/19	850	872
Mobile County AL Board of School Commissioners GO	5.000%	3/1/20	1,275	1,341
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	1.730%	5/7/18 LOC	39,000	39,000
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	1.730%	5/7/18 LOC	11,500	11,500
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	1.730%	5/7/18 LOC	26,000	26,000
				190,716
Alaska (0.1%)
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/19	7,505	7,778
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/20	6,900	7,274
North Slope Borough AK GO	4.000%	6/30/18	1,200	1,205
North Slope Borough AK GO	5.000%	6/30/21	5,000	5,311
				21,568
Arizona (1.0%)
Arizona Board Regents University of Arizona System Revenue	4.000%	6/1/18	1,000	1,002
Arizona COP	5.250%	10/1/20 (4)	7,855	8,211
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/20	1,000	1,046
2 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	3.600%	2/5/20	12,500	12,708
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/18	500	509
Arizona School Facilities Board COP	5.000%	9/1/18	1,500	1,516
Arizona School Facilities Board COP	5.000%	9/1/19	7,500	7,806
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/20	2,000	2,129
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/18	1,050	1,056
Arizona Transportation Board Highway Revenue	5.000%	7/1/18	4,500	4,524
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	1,685	1,831
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/19 (ETM)	240	250
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/19	1,160	1,212
Glendale AZ GO	4.000%	7/1/19 (4)	1,600	1,641
Glendale AZ GO	4.000%	7/1/20 (4)	2,920	3,041
Maricopa County AZ COP	5.000%	7/1/18	10,000	10,053
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health
Obligated Group)	4.000%	1/1/19	3,000	3,043
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health
Obligated Group) PUT	5.000% 10/18/22		11,000	12,218
Maricopa County AZ Unified School District No. 4 (Mesa) GO	4.000%	7/1/19	3,750	3,843
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	4.000%	7/1/18	2,690	2,700
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/21	11,870	12,918
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/21	11,565	12,586

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Phoenix AZ GO	4.000%	7/1/20	10,095	10,544
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/21 (Prere.)	4,215	4,574
Pima County AZ Sewer Revenue	5.000%	7/1/21	3,000	3,265
Pima County AZ Tucson Unified School District No. 1 GO	4.000%	7/1/19 (15)	1,355	1,388
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/19 (Prere.)	13,125	13,406
Tempe AZ Excise Tax Revenue	5.000%	7/1/19	2,025	2,100
Tempe AZ Industrial Development Authority Revenue (Mirabella at ASU Project)	4.000%	10/1/23	7,250	7,251
Tucson AZ Water System Revenue	5.000%	7/1/19	2,050	2,125
Yavapai County AZ Industrial Development Authority Solid Waste Disposal Revenue
(Republic Services Inc.) PUT	1.500%	6/1/18	9,250	9,246
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/19	1,000	1,037
				160,779
Arkansas (0.0%)
Baxter County AR Hospital Revenue	5.000%	9/1/18	1,000	1,008
Baxter County AR Hospital Revenue	5.000%	9/1/19	1,440	1,484
				2,492
California (6.5%)
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	23,995	24,013
2 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.450%	10/1/19	5,500	5,525
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.375%	4/1/20	57,570	57,154
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	7,500	7,516
2 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.350%	4/1/20	2,500	2,516
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	11,475	11,404
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	7,200	7,152
California County CA Tobacco Securitization Agency Revenue	4.000%	6/1/18	1,000	1,002
2 California Department of Water Resources Water System Revenue (Central Valley Project) PUT	1.970%	12/1/20	12,250	12,257
1 California Educational Facilities Authority Revenue (University of Southern California) TOB VRDO	1.760%	5/7/18 (Prere.)	6,310	6,310
California GO	5.000%	2/1/19	825	845
California GO	5.500%	4/1/19	17,830	18,443
California GO	5.000%	8/1/19	46,145	47,992
California GO	5.000%	9/1/19	38,795	40,445
California GO	5.000%	9/1/19	5,000	5,213
California GO	5.000%	9/1/19	9,005	9,388
California GO	5.000%	9/1/19	29,690	30,953
3 California GO	5.000%	10/1/19	5,000	5,225
California GO	5.000%	8/1/20	45,000	48,115
California GO	5.000%	8/1/20	10,325	11,040
California GO	5.000%	9/1/20	5,500	5,893
California GO	5.000%	9/1/20	14,105	15,114
California GO	5.000%	9/1/20	10,075	10,795
California GO	5.250%	10/1/20	2,000	2,097
California GO	5.000%	8/1/21	14,000	15,328
California GO	5.000%	11/1/21	43,730	48,140
California GO	5.000%	11/1/21	14,180	15,610
2 California GO PUT	2.148%	12/3/18	10,275	10,280
California GO PUT	3.000%	12/1/19	28,825	29,181
2 California GO PUT	2.040%	12/1/20	26,000	26,043
2 California GO PUT	2.081%	12/1/21	2,750	2,776
California GO PUT	4.000%	12/1/21	1,000	1,054
2 California GO PUT	2.130%	12/1/22	27,000	27,072
1 California GO TOB VRDO	1.800%	5/7/18	27,760	27,760
1 California GO TOB VRDO	1.800%	5/7/18	18,740	18,740
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/20	600	632
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/21	1,000	1,078
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated
Group) PUT	1.250%	10/1/20	11,400	11,199
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	1,800	1,929
California Health Facilities Financing Authority Revenue (Sutter Health) PUT	1.000%	8/15/19	6,000	5,923
2 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	1.986%	4/1/20	5,625	5,625
2 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	1.986%	4/1/20	4,500	4,500
2 California Infrastructure & Economic Development Bank Revenue PUT	1.980%	2/1/21	25,000	25,045
California Municipal Finance Authority Revenue (Biola University)	4.000%	10/1/19	205	212
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/20	305	328
California Municipal Finance Authority Revenue (Community Hospitals of Central California
Obligated Group)	5.000%	2/1/19	500	510
California Municipal Finance Authority Revenue (Community Hospitals of Central California
Obligated Group)	5.000%	2/1/20	625	655
California Municipal Finance Authority Revenue (Community Hospitals of Central California
Obligated Group)	5.000%	2/1/21	1,000	1,070
California Pollution Control Financing Authority Solid Waste Disposal Revenue (Republic
Services Inc. Project) PUT	1.450%	5/1/18	2,250	2,250

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18	2,500	2,507
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/19	8,760	9,020
	California State University Systemwide Revenue PUT	3.000%	11/1/19	21,000	21,221
	California Statewide Communities Development Authority Health Facility Revenue (Catholic
	Healthcare West)	2.030%	5/4/18 (4)	7,800	7,800
	California Statewide Communities Development Authority Health Facility Revenue (Catholic
	Healthcare West)	2.050%	5/4/18 (4)	4,000	4,000
	California Statewide Communities Development Authority Health Facility Revenue (Catholic
	Healthcare West)	2.050%	5/4/18 (4)	31,250	31,250
	California Statewide Communities Development Authority Revenue (Adventist Health
	System/West)	4.000%	3/1/19	500	509
1	California Statewide Communities Development Authority Revenue (Cottage Health System
	Obligated Group) TOB VRDO	1.900%	5/7/18	13,435	13,435
1	California Statewide Communities Development Authority Revenue (Kaiser Permanente)
	TOB VRDO	1.930%	5/7/18	10,010	10,010
	California Statewide Communities Development Authority Revenue (Rady Children’s Hospital -
	San Diego)	4.000%	8/15/18	1,565	1,576
	California Statewide Communities Development Authority Student Housing Revenue
	(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/19	500	516
	California Statewide Communities Development Authority Student Housing Revenue
	(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/20	500	529
	Capistrano CA Unified School District Special Tax Revenue	5.000%	9/1/18 (15)	2,000	2,021
	Capistrano CA Unified School District Special Tax Revenue	5.000%	9/1/19 (15)	2,080	2,164
	Chula Vista CA Industrial Development Revenue (San Diego Gas & Electric Co.)	1.650%	7/1/18	4,700	4,697
[1,2] Eaton Vance California Municipal Bond Fund II		2.600%	7/1/19	8,250	8,254
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.000%	1/15/20	1,475	1,523
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/19	1,130	1,161
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/20	3,000	3,155
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/21	1,250	1,350
1	Fresno CA Unified School District GO TOB VRDO	1.900%	5/7/18	7,760	7,760
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/19	5,640	5,833
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/20	3,335	3,543
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/21	2,745	2,978
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/22	7,165	7,905
1	Golden State Tobacco Securitization Corp. California Revenue TOB VRDO	1.850%	5/7/18 LOC	9,720	9,720
	Jurupa CA Public Financing Authority Special Tax Revenue	4.000%	9/1/18	380	383
	Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/19	610	635
	La Verne CA (Brethren Hillcrest Homes) COP	4.000%	5/15/18	235	235
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/18	1,185	1,205
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/19	1,500	1,569
	Los Angeles CA GO	5.000%	9/1/18	6,900	6,978
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/21	1,200	1,313
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/18	1,000	1,011
	Menifee CA Union School District Public Financing Authority Revenue	4.000%	9/1/19	1,000	1,027
	Mount Diablo CA Unified School District GO	5.000%	8/1/18	1,500	1,513
	Northern California Gas Authority No. 1 Revenue	2.176%	7/1/19	12,800	12,797
1	Nuveen California AMT-Free Quality Municipal Income Fund VRDP VRDO	1.800%	5/7/18 LOC	10,000	10,000
	Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/18	1,550	1,567
	Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/19	1,500	1,562
	Palomar Pomerado Health California Revenue	4.000%	11/1/18	815	821
	Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/18	500	501
	Roseville CA Special Tax Revenue	3.000%	9/1/18	275	276
	Roseville CA Special Tax Revenue	4.000%	9/1/19	875	898
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/19	785	818
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/21	2,550	2,802
1	Sacramento CA Municipal Utility District Revenue TOB VRDO	1.770%	5/7/18	4,985	4,985
1	Sacramento CA Municipal Utility District Revenue TOB VRDO	1.800%	5/7/18	7,500	7,500
1	San Diego CA Community College District GO TOB VRDO	1.800%	5/7/18 (Prere.)	4,200	4,200
	San Diego County CA Regional Transportation Commission Revenue	4.000%	4/1/21	40,000	42,428
	San Francisco CA City & County Unified School District GO	3.000%	6/15/20	7,205	7,391
	San Francisco CA City & County Unified School District GO	5.000%	6/15/21	7,045	7,710
	Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/19	700	720
	Santa Clara County CA GO	5.000%	8/1/19 (Prere.)	12,500	12,997
	Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/20	1,250	1,335
	Southern California Public Power Authority Revenue (Magnolia Power Project) PUT	2.000%	7/1/20	8,750	8,750
	University of California Revenue	5.000%	5/15/18	8,565	8,575
	University of California Revenue	5.000%	5/15/18	3,000	3,004
	Washington Township CA Health Care District Revenue	5.000%	7/1/18	140	141
	Washington Township CA Health Care District Revenue	5.000%	7/1/19	370	381
	Washington Township CA Health Care District Revenue	5.000%	7/1/20	625	659
	Western California Municipal Water District Revenue PUT	1.500%	10/1/20	7,325	7,229
					999,700

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Colorado (1.4%)
Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/19	1,000	1,049
Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/20	1,455	1,567
3 Adams County CO COP	4.000%	12/1/19	1,250	1,290
Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/18	1,305	1,308
Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/19	675	694
Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/20	1,495	1,574
Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/21	1,000	1,072
Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/22	720	783
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	2/1/19	2,280	2,326
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/20	6,955	7,170
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	1.875%	11/6/19	7,250	7,197
2 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	2.533%	11/12/20	5,000	5,019
2 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	2.533%	11/12/20	7,500	7,529
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	1.870%	5/7/18 (Prere.)	5,305	5,305
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	1.870%	5/7/18 (Prere.)	18,750	18,750
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	1.920%	5/7/18 LOC	11,805	11,805
Colorado Health Facilities Authority Revenue (Christian Living Communities)	4.000%	1/1/20	500	512
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	3.150%	12/1/18	3,640	3,643
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	4.000%	12/1/18	600	607
Colorado Health Facilities Authority Revenue (Evangelical Lutheran Good Samaritan Society Project)	3.000%	6/1/18	600	601
Colorado Health Facilities Authority Revenue (Evangelical Lutheran Good Samaritan Society Project)	4.000%	6/1/19	1,000	1,019
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/21	2,500	2,621
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	1.750%	5/7/18	8,045	8,045
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	1.850%	5/7/18	17,000	17,000
2 Colorado Public Highway Authority Revenue PUT	2.174%	9/1/19	3,000	3,006
2 Colorado Public Highway Authority Revenue PUT	2.322%	9/1/21	3,000	3,024
Denver CO City & County Airport Revenue	2.050%	5/3/18 (12)	5,100	5,100
Denver CO City & County Airport Revenue	2.050%	5/4/18 (12)	10,475	10,475
Denver CO City & County Airport Revenue	5.000%	11/15/22	5,000	5,352
2 Denver CO City & County Airport Revenue PUT	2.180%	11/15/19	15,905	15,968
Moffat County CO Pollution Control Revenue (Tri-State Generation & Transmission Association Inc.)
PUT	2.000%	10/3/22	13,500	13,264
Park Creek CO Metropolitan District Limited Property Tax Revenue	4.000%	12/1/18	350	354
Park Creek CO Metropolitan District Limited Property Tax Revenue	4.000%	12/1/20	1,055	1,099
Southlands CO Metropolitan District GO	3.000%	12/1/22	275	273
University of Colorado Enterprise System Revenue	5.000%	6/1/20	1,500	1,597
University of Colorado Enterprise System Revenue	5.000%	6/1/22	700	780
University of Colorado Hospital Authority Revenue PUT	4.000%	3/1/20	40,645	41,663
University of Colorado Hospital Authority Revenue PUT	5.000%	3/1/22	10,000	10,830
				221,271
Connecticut (1.9%)
Bridgeport CT GO	5.000%	8/15/20 (4)	7,115	7,493
2 Connecticut GO	2.670%	5/15/18	10,675	10,678
2 Connecticut GO	2.520%	9/15/18	4,000	4,005
2 Connecticut GO	2.850%	5/15/19	5,000	5,028
2 Connecticut GO	2.670%	9/15/19	1,000	1,005
Connecticut Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) PUT	1.650%	3/1/19	2,350	2,342
Connecticut Health & Educational Facilities Authority Revenue (Trinity Health Corp.)	5.000%	12/1/18	350	356
Connecticut Health & Educational Facilities Authority Revenue (Trinity Health Corp.)	3.000%	12/1/19	750	762
4 Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/21	1,380	1,484
4 Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/22	765	835
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.375%	7/11/18	57,150	57,097
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.200%	2/1/19	5,000	4,975
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	2/6/19	5,350	5,314
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	7/1/19	17,550	17,371
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	7/1/19	8,450	8,364
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.300%	2/3/20	57,000	56,228
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.650%	2/3/20	17,400	17,269
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.800%	2/9/21	23,500	23,299
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.800%	2/9/21	16,125	15,987
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	7/1/22	13,500	14,979
2 Connecticut Health & Educational Facilities Authority Revenue (Yale-New Haven Hospital Inc.) PUT	1.814%	7/1/19	2,250	2,252
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program PUT	1.500%	11/15/20	3,770	3,694
1 Connecticut Special Tax Revenue (Transportation Infrastructure) TOB VRDO	1.810%	5/7/18	4,550	4,550

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hartford County CT Metropolitan District BAN	3.000%	8/1/18	7,500	7,516
Hartford CT GO	5.000%	8/15/18 (15)	3,500	3,525
Hartford CT GO	5.000%	4/1/19 (ETM)	2,150	2,206
Hartford CT GO	5.000%	7/1/19 (4)	700	718
Hartford CT GO	5.000%	10/1/19 (ETM)	1,525	1,591
New Britain CT GO	5.000%	3/1/19 (ETM)	1,000	1,025
New Britain CT GO	5.000%	3/1/20 (15)	1,175	1,241
South Central Connecticut Regional Water Authority Water System Revenue	5.000%	8/1/18 (Prere.)	5,000	5,041
				288,230
Delaware (0.2%)
Delaware GO	5.000%	7/1/18	2,000	2,011
Delaware GO	5.000%	2/1/19	1,000	1,024
Delaware GO	5.000%	3/1/21	1,585	1,716
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/18	1,030	1,035
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/19	3,500	3,630
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/20	805	857
New Castle County DE GO	5.000%	7/15/18	1,770	1,782
New Castle County DE GO	5.000%	10/1/20	7,470	8,010
1 University of Delaware Revenue TOB VRDO	1.840%	5/7/18	9,170	9,170
				29,235
District of Columbia (0.3%)
1 District of Columbia Income Tax Revenue TOB VRDO	1.780%	5/7/18	12,910	12,910
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/19	500	523
Metropolitan Washington DC Transit Authority Revenue	5.000%	7/1/18	12,550	12,617
Metropolitan Washington DC Transit Authority Revenue	4.000%	7/1/19	8,000	8,035
Washington DC Convention & Sports Authority Revenue	5.000%	10/1/20	2,500	2,671
Washington DC Convention & Sports Authority Revenue	5.000%	10/1/21	2,500	2,727
				39,483
Florida (3.2%)
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/19	750	770
Broward County FL Airport System Revenue	5.000%	10/1/18	700	709
1 Broward County FL Airport System Revenue TOB VRDO	1.780%	5/7/18 LOC	31,360	31,360
Broward County FL School Board COP	5.000%	7/1/18	4,415	4,439
Broward County FL School Board COP	5.000%	7/1/19	2,430	2,517
Broward County FL School Board COP	5.000%	7/1/20	5,410	5,749
Broward County FL School Board COP	5.000%	7/1/22	3,330	3,688
Cape Coral FL Special Obligation Revenue	4.000%	10/1/18	600	606
Cape Coral FL Utility Improvement Special Assessment Revenue	1.400%	9/1/18 (4)	745	743
Cape Coral FL Utility Improvement Special Assessment Revenue	1.650%	9/1/19 (4)	1,140	1,132
Cape Coral FL Utility Improvement Special Assessment Revenue	1.900%	9/1/20 (4)	990	973
Cape Coral FL Utility Improvement Special Assessment Revenue	2.000%	9/1/21 (4)	1,240	1,206
Central Florida Expressway Authority BAN	1.625%	1/1/19	54,595	54,451
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/20	4,350	4,553
Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/Commercial Lines
Account)	5.000%	6/1/18	36,700	36,798
Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/Commercial Lines
Account)	5.000%	6/1/19	6,700	6,921
Escambia County FL Pollution Control Revenue (Gulf Power Co. Project) PUT	1.150%	6/21/18	6,000	5,993
Escambia County FL Pollution Control Revenue (Gulf Power Co. Project) PUT	2.100%	4/11/19	1,250	1,248
Escambia County FL Solid Waste Disposal System Revenue (Gulf Power Co. Project) PUT	1.800%	11/19/20	20,000	19,681
Florida Board of Education Lottery Revenue	5.000%	7/1/21	21,010	22,872
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19	8,135	8,417
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19	4,610	4,770
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19	17,095	17,689
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/20	13,160	13,992
Florida Municipal Power Agency Revenue	5.000%	10/1/18	800	811
Florida Municipal Power Agency Revenue	5.000%	10/1/19	800	835
Florida Municipal Power Agency Revenue	5.000%	10/1/20	6,090	6,502
Halifax Hospital Medical Center Florida Hospital Revenue	4.000%	6/1/18	500	501
Halifax Hospital Medical Center Florida Hospital Revenue	4.000%	6/1/18	2,000	2,003
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/19	250	257
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/19	825	849
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/20	300	316
Hillsborough County FL School Board COP	5.000%	7/1/21	1,500	1,629
Hollywood FL Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/19	2,000	2,051
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/21	1,500	1,640
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/20	815	869
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/21	735	798
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/22	765	845
Jacksonville FL Special Revenue	5.000%	10/1/18	500	507

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Jacksonville FL Special Revenue	5.000%	10/1/19	2,200	2,294
Jacksonville FL Special Revenue	5.000%	10/1/20	2,500	2,677
Jacksonville FL Special Revenue	5.000%	10/1/20	760	814
Lakeland FL Energy System Revenue	5.000%	10/1/19	1,000	1,042
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/20	7,215	7,690
Lee County FL School Board COP	5.000%	8/1/18	3,530	3,559
1 Lee Memorial Health System Florida Hospital Revenue TOB VRDO	1.870%	5/7/18 LOC	13,650	13,650
Manatee County FL School District Revenue	4.000%	10/1/19 (4)	1,115	1,145
Manatee County FL School District Revenue	5.000%	10/1/20 (4)	1,000	1,072
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,135
Miami Beach FL Resort Tax Revenue	5.000%	9/1/19	1,615	1,682
Miami Beach FL Resort Tax Revenue	5.000%	9/1/20	1,135	1,208
1 Miami Beach FL Resort Tax Revenue TOB VRDO	1.800%	5/7/18	9,240	9,240
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/21 (4)	1,445	1,542
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	4.000%	8/1/18	505	508
Miami-Dade County FL Industrial Development Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project) PUT	1.500%	10/1/18	4,825	4,811
1 Miami-Dade County FL Public Facilities Revenue (Jackson Health System) TOB VRDO	1.780%	5/7/18 (12)(Prere.)	10,395	10,395
Miami-Dade County FL School Board COP	5.000%	2/1/20	2,250	2,362
Miami-Dade County FL School Board COP	5.000%	8/1/21 (2)	3,545	3,573
1 Miami-Dade County FL School Board COP TOB VRDO	1.830%	5/7/18 (Prere.)	19,500	19,500
1 Miami-Dade County FL Water & Sewer Revenue TOB VRDO	1.780%	5/7/18 (12)	23,750	23,750
1 Miami-Dade County FL Water & Sewer Revenue TOB VRDO	1.890%	5/7/18	17,015	17,015
North Brevard County FL Hospital District Revenue	5.000%	1/1/19	1,000	1,018
North Brevard County FL Hospital District Revenue	5.000%	1/1/22	1,660	1,795
Okeechobee County FL Solid Waste Disposal Revenue (Waste Management Inc./Okeechobee
Landfill Project) PUT	1.550%	7/1/21	1,100	1,058
Orlando FL Tourist Development Tax Revenue	4.000%	11/1/18 (4)	775	783
Orlando FL Tourist Development Tax Revenue	3.000%	11/1/19 (4)	1,380	1,401
Orlando FL Tourist Development Tax Revenue	4.000%	11/1/20 (4)	1,000	1,044
Orlando FL Tourist Development Tax Revenue	4.000%	11/1/21 (4)	1,000	1,057
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/22 (4)	1,000	1,110
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/18	12,195	12,362
Orlando FL Utility Commission Utility System Revenue PUT	5.000%	10/1/20	4,240	4,531
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	4.000%	12/1/18	750	757
Palm Beach County FL School Board COP	5.000%	8/1/18	4,725	4,763
Pasco County FL School Board COP	2.050%	5/4/18 (2)	8,175	8,175
Port St. Lucie FL Special Assessment Revenue	1.125%	7/1/18	680	678
Reedy Creek FL Improvement District GO	5.000%	6/1/18	2,825	2,832
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	4.000%	1/1/19	500	507
South Broward FL Hospital District Revenue	5.000%	5/1/20	4,190	4,431
South Florida Water Management District COP	5.000%	10/1/19	1,750	1,826
South Florida Water Management District COP	5.000%	10/1/20	2,000	2,138
1 South Miami FL Health Facilities Authority (Baptist Health South Florida Obligated Group)
TOB VRDO	1.930%	5/7/18	16,625	16,625
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/18	5,000	5,047
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/19	2,300	2,390
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/20	1,125	1,195
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/21	1,250	1,354
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/22	1,075	1,183
1 South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)
TOB VRDO	1.850%	5/7/18	2,500	2,500
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/20	1,600	1,701
Volusia County FL School Board COP	4.000%	8/1/18 (15)	400	402
Volusia County FL School Board COP	4.000%	8/1/19 (15)	500	513
Volusia County FL School Board COP	5.000%	8/1/20 (15)	360	383
				487,913
Georgia (3.1%)
1 Atlanta GA Airport Revenue TOB VRDO	1.830%	5/7/18 (4)	10,000	10,000
2 Atlanta GA Water & Wastewater Revenue PUT	2.773%	11/1/18	56,750	56,791
Augusta GA Water & Sewerage Revenue	5.000%	10/1/21	7,530	8,230
Bartow County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Bowen Project) PUT	2.700%	8/23/18	3,750	3,758
Bartow County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Bowen Project) PUT	2.050%	11/19/21	2,050	2,006
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Vogtle Project) PUT	1.300%	5/3/18	11,500	11,500
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Vogtle Project) PUT	1.850%	8/22/19	5,500	5,456
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Vogtle Project) PUT	1.850%	8/22/19	4,500	4,464

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
	Vogtle Project) PUT	2.350% 12/11/20		3,200	3,181
	Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
	Vogtle Project) PUT	2.050% 11/19/21		1,625	1,590
	Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/18	750	754
	Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/19	700	725
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/19	200	205
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/21	505	544
	DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	800	811
	Douglas County GA GO	5.000%	4/1/20	3,200	3,384
	Douglas County GA GO	5.000%	4/1/21	1,500	1,623
	Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/18	625	628
	Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/19	700	725
	Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated
	Group)	3.000%	4/1/19	235	237
	Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated
	Group)	5.000%	4/1/20	590	622
	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	3.000%	7/1/19	500	505
	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	3.000%	7/1/20	1,410	1,431
2	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc.
	Project) PUT	2.700%	2/18/20	18,825	18,937
	Georgia GO	5.000%	7/1/18 (Prere.)	3,350	3,368
	Georgia GO	5.000%	2/1/19	1,140	1,168
	Georgia GO	5.000%	7/1/19	5,000	5,186
	Georgia GO	5.000%	10/1/19	3,765	3,933
	Georgia GO	4.000%	11/1/19	1,040	1,074
	Georgia GO	5.000%	1/1/20	975	1,025
	Georgia GO	5.000%	1/1/20	21,000	22,082
	Georgia GO	5.000%	2/1/20	32,070	33,804
	Georgia GO	5.000%	2/1/20	22,710	23,938
	Georgia GO	5.000%	7/1/20	1,255	1,338
	Georgia GO	5.000%	12/1/20	1,740	1,874
	Georgia GO	5.000%	2/1/21	10,000	10,809
	Georgia GO	5.000%	7/1/21	4,640	5,066
	Georgia GO	5.000%	10/1/21	6,580	7,224
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/20	1,000	1,044
	Georgia Municipal Gas Authority Revenue	5.000%	10/1/19	5,000	5,210
	Georgia Road & Tollway Authority Revenue	5.000%	6/1/19	4,555	4,705
	Georgia Road & Tollway Authority Revenue	5.000%	6/1/20	15,445	16,388
	Georgia Road & Tollway Authority Revenue Federal Highway Reimbursement Revenue	5.000%	6/1/19	2,595	2,680
	Georgia Road & Tollway Authority Revenue Federal Highway Reimbursement Revenue	5.000%	6/1/20	6,665	7,072
	Glynn County GA School District GO	5.000%	8/1/18	4,000	4,032
	Glynn County GA School District GO	5.000%	8/1/19	7,000	7,276
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	3.000%	4/1/20	150	153
	Gwinnett County GA School District GO	3.000%	8/1/18	4,525	4,539
	Gwinnett County GA School District GO	3.000%	8/1/19	24,225	24,590
	Gwinnett County GA School District GO	4.000%	2/1/20	22,075	22,891
	LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/21	350	377
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/19	1,000	1,026
4	Main Street Natural Gas Inc. Georgia Gas Project Revenue	4.000%	6/1/23	4,290	4,539
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/23	30,000	31,740
[2,4] Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT		0.000%	12/1/23	50,000	50,000
4	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/23	9,000	9,551
	Monroe County GA Development Authority Pollution Control Revenue (Georgia Power Company
	Plant Scherer Project) PUT	2.050%	11/19/21	1,625	1,590
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	1,350	1,410
	Municipal Electric Authority Georgia Revenue	5.000%	11/1/20	2,875	3,069
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	6,800	7,261
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	500	534
	Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/21	1,000	1,068
	Richmond County GA Board of Education Sales Tax Revenue	5.000%	10/1/20	6,165	6,609
					479,350
Guam (0.0%)
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/18	630	638
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/19	1,000	1,035
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/20	630	659
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/21	500	531
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/22	500	538
					3,401

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hawaii (0.8%)
Hawaii County HI GO	4.000%	9/1/18	1,585	1,597
Hawaii County HI GO	5.000%	9/1/18	1,395	1,410
Hawaii County HI GO	5.000%	9/1/19	3,625	3,775
Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT	2.200%	11/26/18	4,620	4,620
Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT	2.200%	11/26/18	2,390	2,390
Hawaii GO	5.000%	10/1/18	15,000	15,203
Hawaii GO	5.000%	10/1/19	4,000	4,176
Hawaii GO	5.000%	10/1/20	2,750	2,947
Hawaii GO	4.000%	5/1/21	8,090	8,551
Hawaii GO	5.000%	4/1/22	5,500	6,090
Hawaii GO	5.000%	12/1/22	4,000	4,385
Honolulu HI City & County GO	3.000%	10/1/18	1,595	1,603
Honolulu HI City & County GO	4.000%	10/1/18	1,500	1,514
Honolulu HI City & County GO	5.000%	10/1/18	1,895	1,921
Honolulu HI City & County GO	5.000%	10/1/18	3,120	3,162
Honolulu HI City & County GO	5.250%	4/1/19 (Prere.)	2,975	3,068
Honolulu HI City & County GO	5.000%	9/1/19	2,525	2,630
2 Honolulu HI City & County GO PUT	2.050%	9/1/20	5,500	5,504
2 Honolulu HI City & County GO PUT	2.050%	9/1/20	7,000	7,006
2 Honolulu HI City & County GO PUT	2.060%	9/1/20	7,500	7,506
2 Honolulu HI City & County GO PUT	2.070%	9/1/20	5,750	5,755
2 Honolulu HI City & County GO PUT	2.070%	9/1/20	5,000	5,004
2 Honolulu HI City & County GO PUT	2.070%	9/1/20	7,500	7,507
2 Honolulu HI City & County GO PUT	2.070%	9/1/20	6,250	6,255
1 Honolulu HI City & County GO TOB VRDO	1.780%	8/16/28	15,310	15,310
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/19 (Prere.)	1,395	1,446
				130,335
Idaho (0.1%)
Idaho Housing & Finance Association RAN	5.000%	7/15/18	7,545	7,592
Idaho Housing & Finance Association RAN	5.000%	7/15/19	6,580	6,817
				14,409
Illinois (7.3%)
Chicago IL Board of Education GO	5.000%	12/1/18	790	799
Chicago IL Board of Education GO	5.000%	12/1/18 (Prere.)	95	97
Chicago IL Board of Education GO	5.500%	12/1/18 (2)	250	253
Chicago IL Board of Education GO	5.000%	12/1/19	890	914
Chicago IL Board of Education GO	5.000%	12/1/19 (14)	155	158
Chicago IL Board of Education GO	5.000%	12/1/19	16,110	16,540
Chicago IL Board of Education GO	5.000%	12/1/19	3,750	3,850
Chicago IL Board of Education GO	5.250%	12/1/19 (14)(3)	830	857
Chicago IL Board of Education GO	5.000%	12/1/20	4,445	4,621
Chicago IL Board of Education GO	5.000%	12/1/20	4,555	4,736
Chicago IL Board of Education GO	5.000%	12/1/20	2,580	2,597
Chicago IL Board of Education GO	5.000%	12/1/20	6,000	6,238
Chicago IL Board of Education GO	5.000%	12/1/21	1,570	1,617
Chicago IL Board of Education GO	5.000%	12/1/21	2,830	2,969
Chicago IL Board of Education GO	5.000%	12/1/21	5,170	5,423
Chicago IL Board of Education GO	5.000%	12/1/21	7,000	7,343
Chicago IL GO	5.000%	12/1/19	1,270	1,306
Chicago IL GO	5.000%	1/1/20	150	154
Chicago IL GO	4.000%	1/1/21	1,250	1,263
Chicago IL GO	5.000%	1/1/21	785	819
Chicago IL GO	5.000%	1/1/22	715	748
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/18	5,000	5,092
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19	4,420	4,510
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/20	4,000	4,188
Chicago IL O’Hare International Airport Revenue (Customer Facility Charge)	5.000%	1/1/21	3,980	4,245
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/19	990	1,006
Chicago IL Transit Authority Capital Grant Receipts Revenue	2.000%	6/1/18	200	200
Chicago IL Transit Authority Capital Grant Receipts Revenue	4.000%	6/1/19	1,250	1,273
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/20	1,250	1,320
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/21	1,000	1,072
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/21	1,845	1,984
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/22	2,500	2,733
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/22	3,095	3,368
1 Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	1.850%	5/7/18	45,790	45,790
1 Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	1.950%	5/7/18	57,165	57,165
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/19	2,075	2,114
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/19	1,000	1,019
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20	1,000	1,043

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20	1,000	1,043
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20	1,000	1,043
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/21	1,165	1,243
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/21	2,050	2,187
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/22	810	880
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/22	1,450	1,575
Chicago IL Water Revenue	5.000%	11/1/18	675	685
1 Chicago IL Water Revenue TOB VRDO	1.930%	5/7/18	5,250	5,250
Chicago IL Waterworks Revenue	5.000%	11/1/18	1,155	1,172
Chicago IL Waterworks Revenue	4.000%	11/1/19	1,430	1,467
Chicago IL Waterworks Revenue	5.000%	11/1/19	1,620	1,686
Chicago IL Waterworks Revenue	5.000%	11/1/20	2,500	2,660
Chicago IL Waterworks Revenue	5.000%	11/1/20	1,700	1,809
Chicago IL Waterworks Revenue	5.000%	11/1/21	565	613
Chicago IL Waterworks Revenue	5.000%	11/1/21	1,325	1,437
1 Chicago Transit Authority Revenue TOB VRDO	1.900%	5/7/18	19,396	19,396
1 Chicago Transit Authority Revenue TOB VRDO	2.000%	5/7/18	3,695	3,695
Cook County IL GO	3.000%	11/15/18	1,125	1,131
Cook County IL GO	5.000%	11/15/19	1,000	1,042
Cook County IL GO	5.000%	11/15/19	210	219
Cook County IL GO	5.000%	11/15/20	500	534
Cook County IL GO	5.000%	11/15/21	500	545
Cook County IL GO	5.000%	11/15/22	285	316
1 Cook County IL GO TOB VRDO	1.850%	5/7/18 LOC	7,500	7,500
Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/18	1,620	1,641
Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/19	2,380	2,456
Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/20	2,475	2,587
Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/21	2,575	2,719
Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/22	2,680	2,851
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.650%	2/1/19	20,000	19,936
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.550%	2/13/20	5,250	5,190
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	2.050%	11/26/18	5,750	5,750
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	5/1/19	5,500	5,660
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	2/12/20	735	772
Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	1.750%	4/1/21	3,000	2,954
Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	2.250%	4/29/22	7,500	7,449
1 Illinois Finance Authority Revenue (Carle Foundation) TOB VRDO	1.870%	5/7/18 (12)	12,680	12,680
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/18	235	237
1 Illinois Finance Authority Revenue (Central DuPage Health) TOB VRDO	1.780%	5/7/18	13,125	13,125
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	3.250%	5/15/22	1,025	1,040
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/18	1,635	1,650
Illinois Finance Authority Revenue (Illinois Wesleyan University)	4.000%	9/1/18	155	156
Illinois Finance Authority Revenue (Illinois Wesleyan University)	4.000%	9/1/19	200	204
Illinois Finance Authority Revenue (Illinois Wesleyan University)	4.000%	9/1/20	260	269
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/19	1,000	1,033
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/20	1,030	1,089
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/18	1,000	1,007
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/21	2,600	2,831
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/22	1,250	1,388
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) PUT	5.000%	12/15/22	19,500	21,704
Illinois Finance Authority Revenue (OSF Healthcare System) VRDO	1.750%	5/7/18 LOC	17,900	17,900
Illinois Finance Authority Revenue (Presbyterian Homes)	4.000%	11/1/18	550	556
Illinois Finance Authority Revenue (Presbyterian Homes)	4.000%	11/1/19	1,000	1,027
Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	11/1/20	1,875	1,994
2 Illinois Finance Authority Revenue (Presbyterian Homes) PUT	2.671%	5/1/21	2,500	2,509
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/20	7,575	7,905
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/21	3,055	3,250
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/18	750	762
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/19	500	522
1 Illinois Finance Authority Revenue (Rush University Medical Center) TOB VRDO	1.850%	5/7/18 (Prere.)	10,470	10,470
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	7.000%	8/15/19 (Prere.)	3,000	3,190
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/22	900	988
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/18	685	689
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/19	500	513
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/20	600	627
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/20	1,080	1,149
Illinois Finance Authority Solid Waste Disposal Revenue (Prairie Power Inc. Project) PUT	1.750%	5/6/20	6,445	6,381
Illinois GO	5.000%	5/1/18	8,250	8,250
Illinois GO	5.000%	8/1/18	29,840	30,007
Illinois GO	5.000%	11/1/18	1,740	1,760
Illinois GO	5.000%	11/1/18	193,825	196,021

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois GO	5.000%	12/1/18	13,100	13,273
Illinois GO	5.000%	12/1/18	4,750	4,813
Illinois GO	5.000%	1/1/19	6,655	6,746
Illinois GO	5.000%	1/1/19	700	710
Illinois GO	4.000%	2/1/19	8,050	8,114
Illinois GO	5.000%	2/1/19	14,660	14,883
Illinois GO	5.000%	2/1/19	1,620	1,645
Illinois GO	5.000%	4/1/19	3,375	3,437
Illinois GO	5.000%	4/1/19	2,500	2,546
Illinois GO	5.000%	5/1/19	12,000	12,239
Illinois GO	5.000%	7/1/19	5,220	5,340
Illinois GO	5.000%	8/1/19	15,000	15,366
Illinois GO	5.250%	1/1/20	1,305	1,343
Illinois GO	5.000%	2/1/20	730	749
Illinois GO	5.000%	2/1/20	4,850	4,980
Illinois GO	5.000%	8/1/20	1,260	1,305
Illinois GO	4.000%	9/1/20	1,830	1,857
Illinois GO	5.000%	11/1/20	53,920	56,048
Illinois GO	5.250%	1/1/21	1,155	1,203
Illinois GO	5.000%	3/1/21	1,000	1,034
Illinois GO	5.000%	4/1/21	3,390	3,510
Illinois GO	5.000%	7/1/21	8,260	8,575
Illinois GO	5.000%	11/1/21	40,000	41,638
Illinois GO	5.000%	1/1/22	100	102
Illinois GO	5.000%	4/1/22	1,650	1,713
Illinois GO	5.000%	7/1/22	4,385	4,563
Illinois GO	5.000%	8/1/22	3,500	3,645
Illinois GO	5.000%	11/1/22	14,100	14,716
Illinois Regional Transportation Authority Revenue PUT	1.650%	5/3/18	29,245	29,245
Illinois Sales Tax Revenue	5.250%	6/15/19 (Prere.)	1,750	1,815
1 Illinois Sales Tax Revenue TOB VRDO	2.080%	5/7/18 (Prere.)	4,155	4,155
Illinois Sports Facility Authority Revenue	0.000%	6/15/19 (2)	385	370
Illinois Sports Facility Authority Revenue	0.000%	6/15/20 (2)	1,475	1,360
Illinois Toll Highway Authority Revenue	5.000%	12/1/19	1,275	1,335
Illinois Toll Highway Authority Revenue VRDO	1.760%	5/7/18	16,510	16,510
Illinois Toll Highway Authority Revenue VRDO	1.800%	5/7/18	90,110	90,110
1 Lake, Cook, Kane, & McHenry Counties IL Community Unified School District GO TOB VRDO	1.810%	5/7/18	10,360	10,360
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.000%	12/15/20	3,495	3,681
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/18	1,000	1,017
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/19	1,340	1,397
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/20	1,000	1,066
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/18	1,875	1,879
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/22	12,000	13,098
Romeoville IL Revenue (Lewis University Project)	4.000%	10/1/18	500	504
1 Sales Tax Securitization Corp. TOB VRDO	1.900%	5/7/18	8,500	8,500
Springfield IL Electric Revenue	5.000%	3/1/20	2,000	2,098
1 Springfield IL Water Revenue TOB VRDO	1.930%	5/7/18	4,113	4,113
Will & Kendall Counties IL Community Consolidated School District No. 202 Plainfield GO	4.000%	1/1/20	8,730	8,994
Will & Kendall Counties IL Community Consolidated School District No. 202 Plainfield GO	4.000%	1/1/21	7,820	8,143
1 Will County IL GO TOB VRDO	1.810%	5/7/18	10,125	10,125
				1,131,368
Indiana (0.8%)
Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/18	250	251
Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/19	200	207
Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/20	370	394
Ball State University Student Fee Indiana Revenue	4.000%	7/1/19	1,000	1,025
Ball State University Student Fee Indiana Revenue	5.000%	7/1/20	525	559
Carmel IN Local Public Improvement Bond Bank Revenue	4.000%	7/15/18	500	502
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/19	750	767
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/19	1,000	1,038
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/20	1,000	1,052
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/20	805	854
Indiana Finance Authority Highway Revenue	5.000%	12/1/20	10,210	10,982
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	4.000%	12/1/18	1,500	1,519
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/19	700	732
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/20	600	643
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/21	500	547
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/22	750	835
Indiana Finance Authority Revenue	5.000%	2/1/19	815	835
Indiana Finance Authority Revenue	5.000%	2/1/19	3,730	3,822

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Indiana Finance Authority Revenue	5.000%	2/1/20	1,860	1,958
	Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	3.000%	9/1/18	150	151
	Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	3.000%	9/1/19	250	253
	Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	4.000%	9/1/20	500	520
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/22	1,140	1,267
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/22	1,250	1,390
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/18	410	415
	Indiana Health & Educational Facility Financing Authority Revenue (Ascension Health Credit Group)
	PUT	1.750%	11/2/21	3,920	3,840
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	2.000%	8/1/19	1,245	1,243
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.250%	5/1/20	2,100	2,058
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.375%	5/1/20 (Prere.)	55	54
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.375%	5/1/20	2,705	2,658
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20	3,370	3,320
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20	4,215	4,152
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.350%	8/4/20	6,885	6,743
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.350%	8/4/20	4,610	4,515
1	Indianapolis IN Local Public Improvement Bond Bank Revenue TOB VRDO	1.840%	5/7/18	47,870	47,870
	Purdue University Indiana University COP	5.000%	7/1/19	1,000	1,035
	Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/19	1,000	1,020
	Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	1.750%	6/1/18	5,500	5,498
	Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	2.050%	6/1/21	2,000	1,971
					118,495
Iowa (0.4%)
	Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals & Clinics)	4.000%	9/1/18	3,525	3,552
	Iowa Finance Authority Revenue	5.000%	8/1/19	6,700	6,968
	Iowa Finance Authority Revenue	5.000%	8/1/21 (Prere.)	4,790	5,225
	Iowa Finance Authority Revenue	5.000%	8/1/22	1,135	1,209
[2,4] Iowa Finance Authority Single Family Mortgage Revenue PUT		0.000%	5/3/21	4,000	4,000
	Iowa Special Obligation Revenue	5.000%	6/1/19	5,500	5,688
	Iowa Special Obligation Revenue	5.000%	6/1/20	8,000	8,492
	Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/22	3,465	3,674
	Polk County IA GO	4.000%	6/1/20	11,585	12,052
	Polk County IA GO	4.000%	6/1/21	12,135	12,808
					63,668
Kansas (0.2%)
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	4.000%	12/1/18	250	251
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	4.000%	12/1/19	250	254
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	4.000%	12/1/20	350	358
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	4.000%	12/1/21	500	513
	Johnson County KS Unified School District No. 233 GO	2.000%	9/1/18	1,250	1,251
	Johnson County KS Unified School District No. 233 GO	5.000%	9/1/20	1,330	1,422
2	Kansas Department of Transportation Highway Revenue	1.584%	9/1/18	3,500	3,502
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/18	1,000	1,011
2	Kansas Department of Transportation Highway Revenue	1.664%	9/1/19	4,250	4,260
	Kansas Development Finance Authority Revenue	5.000%	5/1/20	1,340	1,419
	Kansas Development Finance Authority Revenue (University of Kansas Projects)	5.000%	5/1/18	2,525	2,525
	Kansas Development Finance Authority Revenue (University of Kansas Projects)	5.000%	5/1/19	2,985	3,079
	Kansas Development Finance Authority Revenue (University of Kansas Projects)	5.000%	5/1/20	3,130	3,317
	Kansas Development Finance Authority Revenue (University of Kansas Projects)	5.000%	5/1/21	1,160	1,256
	Wichita KS GO	1.100%	10/13/18	3,720	3,711
	Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/19	500	521
					28,650
Kentucky (0.4%)
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	4.000%	2/1/19	1,125	1,136
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	4.000%	2/1/20	400	408
	Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.050%	9/1/19	10,375	10,230
	Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/18	1,280	1,280
	Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/19	2,665	2,743
	Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/20	1,000	1,060
	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/18 (14)	1,500	1,514
	Kentucky Property & Building Commission Revenue	5.000%	8/1/18	2,715	2,736
	Kentucky Property & Building Commission Revenue	5.000%	8/1/19	2,550	2,642
	Kentucky Property & Building Commission Revenue	5.000%	8/1/19	13,270	13,748
	Kentucky Property & Building Commission Revenue	5.000%	8/1/20	2,600	2,754
	Kentucky Property & Building Commission Revenue	5.000%	8/1/20	10,985	11,638
	Louisville & Jefferson County KY Metropolitan Government Environmental Facilities Revenue
	(Louisville Gas & Electric Co. Project) PUT	1.500%	4/1/19	6,600	6,562
	Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/18	1,750	1,777
					60,228

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Louisiana (0.6%)
Bossier City LA Utilities Revenue	5.500%	10/1/18 (Prere.)	19,215	19,514
Lafayette LA Communications System Revenue	5.000%	11/1/18 (4)	1,620	1,645
Lafayette LA Communications System Revenue	5.000%	11/1/19 (4)	2,500	2,607
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/18	5,000	5,013
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/19	10,645	10,996
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue	5.000%	10/1/20 (15)	1,665	1,774
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue	5.000%	10/1/21 (15)	1,925	2,096
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue	5.000%	10/1/21 (15)	1,045	1,134
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue	5.000%	10/1/22 (15)	2,275	2,518
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue	5.000%	10/1/22 (15)	2,145	2,374
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.000%	10/1/22	2,500	2,471
1 Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady Health
System Project) TOB VRDO	1.870%	5/7/18 (4)	5,000	5,000
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	3.000%	5/15/18	300	300
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	4.000%	5/15/19	300	306
New Orleans LA GO	4.000%	12/1/18	700	708
New Orleans LA GO	4.000%	12/1/19	775	797
New Orleans LA Water Revenue	5.000%	12/1/18	500	509
Shreveport LA GO	3.000%	8/1/22 (15)	1,750	1,787
St. James Parish LA Revenue (Nustar Logistics LP Project) VRDO	1.800%	5/7/18 LOC	16,600	16,600
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/18	9,000	9,010
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/19	2,765	2,848
				90,007
Maine (0.0%)
Maine GO	5.000%	6/1/18	3,855	3,865
Maine GO	4.250%	6/1/19	1,015	1,042
Maine GO	5.000%	6/1/21	1,250	1,360
				6,267
Maryland (6.4%)
Anne Arundel County MD GO	5.000%	4/1/19	12,750	13,111
Anne Arundel County MD GO	3.000%	10/1/20	4,185	4,287
Anne Arundel County MD GO	5.000%	10/1/20	6,210	6,653
Anne Arundel County MD GO	4.000%	10/1/21	4,140	4,401
Anne Arundel County MD GO	5.000%	10/1/21	6,085	6,667
Anne Arundel County MD GO	5.000%	10/1/22	4,880	5,454
Anne Arundel County MD GO	5.000%	10/1/22	2,120	2,369
Baltimore County MD BAN	4.000%	3/18/19	142,980	145,802
Baltimore County MD GO	5.000%	2/1/19	2,800	2,868
Baltimore County MD GO	5.000%	2/1/20	1,050	1,105
Baltimore County MD GO	5.000%	11/1/20	1,685	1,810
Baltimore County MD GO	5.000%	3/1/21	3,500	3,784
Baltimore County MD GO	5.000%	3/1/21	5,300	5,731
Baltimore County MD GO	5.000%	8/1/21	2,800	3,057
Baltimore MD Consolidated Public Improvement GO	5.000%	2/1/20	1,100	1,158
Baltimore MD Consolidated Public Improvement GO	4.000%	8/1/20	4,730	4,944
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/20	3,795	4,051
Frederick County MD GO	5.000%	8/1/18	2,800	2,823
Frederick County MD GO	5.000%	8/1/19	2,945	3,062
Frederick County MD GO	5.000%	8/1/20	2,145	2,290
Frederick County MD GO	5.000%	2/1/21	2,000	2,158
Harford County MD Public Improvement GO	5.000%	2/1/19	6,980	7,150
Howard County MD GO	5.000%	8/15/19	1,400	1,458
Howard County MD GO	5.000%	2/15/20	1,000	1,055
Howard County MD GO	5.000%	2/15/20	2,880	3,039
Howard County MD GO	5.000%	2/15/21	10,825	11,694
Maryland Department of Transportation Revenue	5.000%	12/15/18	16,020	16,348
Maryland Department of Transportation Revenue	5.000%	12/15/19	17,875	18,769
Maryland Department of Transportation Revenue	4.000%	5/15/20	2,355	2,453
Maryland Department of Transportation Revenue	4.000%	9/1/21	20,665	21,935
Maryland Department of Transportation Revenue	5.000%	9/1/21	13,990	15,307
Maryland Department of Transportation Revenue	5.000%	9/1/23	17,125	19,441
Maryland Economic Development Corp. Revenue (Constellation Energy Group, Inc. Project) PUT	2.550%	6/1/20	8,900	8,878
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	4.000%	6/1/19	1,205	1,228
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	4.000%	6/1/20	1,490	1,538
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/22	1,750	1,904

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland Economic Development Corp. Student Housing Revenue (University of Maryland
College Park)	4.000%	6/1/18 (4)	810	811
Maryland Economic Development Corp. Student Housing Revenue (University of Maryland
College Park)	4.000%	6/1/19 (4)	675	690
Maryland GO	5.000%	3/1/19	10,000	10,270
Maryland GO	5.000%	3/1/19	3,420	3,512
Maryland GO	5.000%	3/15/19	1,090	1,121
Maryland GO	4.500%	8/1/19	1,400	1,447
Maryland GO	5.000%	8/1/19	5,060	5,259
Maryland GO	5.000%	11/1/19	7,855	8,222
Maryland GO	5.000%	3/1/20	14,640	15,460
Maryland GO	5.000%	3/1/20	12,450	13,148
Maryland GO	5.000%	6/1/20	50,410	53,572
Maryland GO	5.000%	8/1/20	2,135	2,278
Maryland GO	5.000%	8/1/20	77,530	82,720
Maryland GO	5.250%	8/1/20	29,620	31,765
Maryland GO	5.000%	6/1/21	12,000	13,055
Maryland GO	5.000%	8/1/21	15,000	16,378
Maryland GO	5.000%	8/1/21	25,235	27,553
Maryland GO	5.000%	8/1/21	20,000	21,837
Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare
Obligated Group)	5.000%	1/1/20	750	781
Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare
Obligated Group)	5.000%	1/1/21	1,000	1,062
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/18	1,000	1,005
2 Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.844%	5/15/18	4,650	4,651
2 Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.864%	5/15/18	9,625	9,626
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/18	2,000	2,018
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/19	2,600	2,698
1 Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)
TOB VRDO	1.800%	5/7/18 LOC	24,300	24,300
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/19	900	928
Maryland Health & Higher Educational Facilities Authority Revenue (Peninsula Regional Medical
Center)	5.000%	7/1/18	1,695	1,704
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/20	785	835
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	4.000%	7/1/21	1,285	1,361
Maryland Health & Higher Educational Facilities Authority Revenue (Western Maryland Health
System)	5.000%	7/1/18	6,195	6,223
Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/19	10,570	10,854
Montgomery County MD GO	5.000%	7/1/19	12,820	13,296
Montgomery County MD GO	5.000%	7/1/19 (Prere.)	9,000	9,328
Montgomery County MD GO	5.000%	7/1/19	5,010	5,196
Montgomery County MD GO	5.000%	8/1/19	1,570	1,632
Montgomery County MD GO	5.000%	10/1/19	4,215	4,403
Montgomery County MD GO	5.000%	12/1/19	14,950	15,690
Montgomery County MD GO	5.000%	12/1/19	15,800	16,577
Montgomery County MD GO	5.000%	11/1/20	5,900	6,337
Montgomery County MD GO	5.000%	12/1/20	16,380	17,627
Montgomery County MD GO	5.000%	6/1/21	5,000	5,440
Montgomery County MD GO	5.000%	7/1/21	1,000	1,090
Montgomery County MD GO	5.000%	11/1/21	9,625	10,565
Montgomery County MD GO	5.000%	12/1/21	12,970	14,261
Prince Georges County MD GO	4.000%	7/15/21	4,210	4,463
Prince Georges County MD GO	5.000%	8/1/19	5,075	5,277
Prince Georges County MD GO	5.000%	9/15/19	4,780	4,989
Prince Georges County MD GO	5.000%	3/1/20	2,200	2,323
Prince Georges County MD GO	5.000%	9/15/20	12,385	13,261
Prince Georges County MD GO	5.000%	9/15/20	1,720	1,842
Prince Georges County MD GO	5.000%	7/15/21	9,500	10,377
Prince Georges County MD GO	5.000%	9/15/21	12,235	13,396
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/18	140	142
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/19	400	415
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/20	200	211
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/21	500	537
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/22	300	326
University of Maryland Auxiliary Facility & Tuition Revenue	5.000%	4/1/19	4,800	4,942

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	University of Maryland Auxiliary Facility & Tuition Revenue	5.000%	4/1/19	4,995	5,142
	University of Maryland Auxiliary Facility & Tuition Revenue	5.000%	4/1/20	4,040	4,277
	University of Maryland Auxiliary Facility & Tuition Revenue	5.000%	4/1/21	3,815	4,138
	Washington Suburban Sanitation District Maryland GO	5.000%	6/1/19	4,285	4,431
	Washington Suburban Sanitation District Maryland GO	4.000%	6/1/20	12,870	13,416
	Washington Suburban Sanitation District Maryland GO	5.000%	6/15/21	7,250	7,895
	Washington Suburban Sanitation District Maryland GO	5.000%	6/1/18	2,000	2,005
	Washington Suburban Sanitation District Maryland GO	5.000%	6/1/19	7,585	7,844
	Washington Suburban Sanitation District Maryland GO	5.000%	6/1/19	7,260	7,508
	Washington Suburban Sanitation District Maryland GO	5.000%	6/1/20	2,550	2,710
	Washington Suburban Sanitation District Maryland GO	5.000%	6/1/20	4,820	5,123
	Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/19	1,640	1,703
	Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/20	1,735	1,836
					988,897
Massachusetts (3.0%)
	Boston MA GO	5.000%	8/1/18	4,045	4,078
	Boston MA GO	5.000%	4/1/20	1,940	2,055
[1,2] Eaton Vance Massachusetts Municipal Bond Fund		2.750%	7/1/19	6,475	6,479
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/18	1,000	1,006
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/19	9,500	9,848
	Massachusetts Bay Transportation Authority Sales Tax Revenue PUT	2.050%	11/26/18	29,195	29,195
	Massachusetts Clean Water Trust Revenue	5.000%	2/1/19	3,305	3,387
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/18	2,550	2,561
	Massachusetts Development Finance Agency Revenue (Commonwealth Contract Assistance)	5.500%	2/1/20 (Prere.)	5,000	5,308
	Massachusetts Development Finance Agency Revenue (Harvard University)	4.000%	7/15/20	2,500	2,613
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/20	5,000	5,337
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	10/15/20	1,610	1,729
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/21	4,200	4,592
	Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated
	Group)	5.000%	7/1/19	450	462
	Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated
	Group)	5.000%	7/1/22	1,290	1,390
	Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	3.000%	10/1/19	620	626
	Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	3.000%	10/1/20	425	429
	Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	3.000%	10/1/21	665	669
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/19	750	777
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/20	400	425
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/21	2,000	2,173
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/22	1,565	1,733
2	Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	2.230%	1/29/20	5,500	5,510
	Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	3.000%	7/1/18	1,000	1,001
	Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	4.000%	7/1/19	800	816
	Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	4.000%	7/1/20	600	621
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/20	500	530
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/21	750	810
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/22	440	483
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/18	500	502
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/20	1,435	1,513
	Massachusetts Development Finance Agency Revenue (Williams College) PUT	1.450%	7/1/21	4,750	4,653
	Massachusetts Development Finance Agency Solid Waste Disposal Revenue (Dominion Energy
	Brayton Point Issue) PUT	5.750%	5/1/19 (Prere.)	3,460	3,591
	Massachusetts GO	2.000%	6/25/18	77,515	77,551
	Massachusetts GO	5.000%	8/1/18 (Prere.)	4,185	4,218
2	Massachusetts GO	2.220%	2/1/19	865	866
[1,2] Massachusetts GO		2.300%	2/1/19	62,500	62,567
	Massachusetts GO	5.500%	12/1/19 (14)	1,940	2,049
2	Massachusetts GO	2.350%	2/1/20	1,250	1,258
	Massachusetts GO	5.000%	3/1/20	7,540	7,957
	Massachusetts GO	5.000%	7/1/21	2,845	3,099
	Massachusetts GO	5.000%	8/1/21	5,000	5,456
	Massachusetts GO	5.250%	8/1/21	3,565	3,918
	Massachusetts GO	5.250%	8/1/21	6,395	7,028
	Massachusetts GO	5.000%	11/1/21	39,980	43,856
	Massachusetts GO PUT	1.050%	7/1/20	31,500	30,882
	Massachusetts GO PUT	1.700%	8/1/22	21,000	20,476
	Massachusetts GO VRDO	1.750%	5/7/18	17,580	17,580
	Massachusetts Health & Educational Facilities Authority Revenue (MIT)	6.000%	7/1/18 (Prere.)	3,115	3,137
	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	2.050%	5/3/18 (4)	2,835	2,835
	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	2.050%	5/4/18 (4)	5,275	5,275
	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	2.050%	5/2/18 (4)	11,740	11,740

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Health & Educational Facilities Authority Revenue (UMass Memorial Medical
Center)	5.000%	7/1/20	1,500	1,581
Massachusetts Housing Finance Agency Revenue	1.850%	6/1/20	2,750	2,737
Massachusetts Housing Finance Agency Revenue	2.050%	12/1/21	12,500	12,330
Massachusetts Housing Finance Agency Single Family Housing Revenue PUT	1.500%	7/1/20	2,305	2,274
Massachusetts Port Authority Revenue	4.000%	7/1/18	1,320	1,325
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/19 (ETM)	775	800
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/19	225	233
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/21	9,795	10,712
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	10/15/22	5,000	5,480
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/19	1,000	1,043
University of Massachusetts Building Authority Revenue PUT	2.050%	11/26/18	9,290	9,290
				466,455
Michigan (1.9%)
1 Detroit MI City School District GO TOB VRDO	1.930%	5/7/18 (18)	10,245	10,245
1 Detroit MI City School District GO TOB VRDO	2.550%	5/7/18 (18)	17,845	17,845
East Lansing MI School District GO	5.000%	5/1/18	335	335
East Lansing MI School District GO	5.000%	5/1/19	450	464
Eastern Michigan University Revenue	5.000%	3/1/20 (15)	1,200	1,262
1 Great Lakes MI Water Authority Sewer Disposal System Revenue TOB VRDO	1.950%	5/7/18 (4)	6,235	6,235
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/20	250	267
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/21	250	271
Kent Hospital Finance Authority Michigan Revenue (Spectrum Health System)	5.000%	11/15/18	1,515	1,541
Lansing MI School District GO	4.000%	5/1/18	1,395	1,395
Lansing MI School District GO	5.000%	5/1/19	765	788
Lincoln MI Consolidated School District GO	5.000%	5/1/19 (4)	1,100	1,132
Lincoln MI Consolidated School District GO	5.000%	5/1/20 (4)	1,025	1,082
Livonia MI Public Schools School District GO	5.000%	5/1/18 (15)	850	850
Marysville MI Public Schools District GO	4.000%	5/1/19	1,425	1,453
Michigan Building Authority Revenue	5.000%	10/15/18	6,020	6,107
Michigan Building Authority Revenue	5.000%	4/15/19	8,300	8,548
Michigan Building Authority Revenue	5.000%	10/15/21	1,350	1,476
Michigan Finance Authority Revenue	5.000%	10/1/18	1,135	1,150
Michigan Finance Authority Revenue	5.000%	4/1/19	23,435	24,031
Michigan Finance Authority Revenue	5.000%	4/1/20	5,300	5,545
Michigan Finance Authority Revenue	5.000%	4/1/21	8,100	8,628
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/18	1,500	1,508
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/19	3,010	3,084
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/20	1,310	1,365
1 Michigan Finance Authority Revenue (Beaumont Health Obligated Group) TOB VRDO	1.950%	5/7/18	6,060	6,060
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18	1,150	1,155
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18 (14)	5,500	5,527
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18 (14)	6,000	6,030
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18	1,000	1,005
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	3,500	3,620
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	2,855	2,953
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19	800	827
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20	300	317
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/18	750	758
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	3.000%	10/1/18	1,770	1,779
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/19	2,005	2,094
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/18	250	255
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/19	545	571
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/22	1,750	1,944
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/18	10,275	10,330
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/19	22,000	22,477
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/20	6,335	6,566
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/20	4,185	4,340
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	1.625%	11/1/19	12,465	12,373
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	2.000%	5/30/18	15,000	15,002
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.400%	6/29/18	11,750	11,743
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.950%	4/1/20	6,250	6,224
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.375%	5/1/20	1,560	1,533
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20	2,910	2,866
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.900%	4/1/21	12,000	11,865
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	2.400%	3/15/23	3,535	3,514
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.750%	5/15/18 (Prere.)	2,500	2,504
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/18	600	611
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/19	1,100	1,152
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/20	1,150	1,232
Michigan Housing Development Authority Revenue	1.450%	4/1/20	3,750	3,707

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Portage MI Public Schools GO	5.000%	11/1/18	1,180	1,199
Portage MI Public Schools GO	5.000%	5/1/19	550	567
Portage MI Public Schools GO	5.000%	11/1/19	1,465	1,532
Portage MI Public Schools GO	5.000%	11/1/20	750	803
Rockford MI Public Schools GO	3.000%	5/1/18	845	845
Rockford MI Public Schools GO	4.000%	5/1/19	1,360	1,387
Royal Oak MI City School District GO	5.000%	5/1/18	1,000	1,000
1 Saginaw Valley State University Michigan Revenue TOB VRDO	1.850%	5/7/18 (4)(Prere.)	5,000	5,000
St. Johns MI Public Schools School District GO	5.000%	5/1/19 (18)	7,250	7,465
University of Michigan Revenue	5.000%	4/1/19	2,215	2,281
University of Michigan Revenue	5.000%	4/1/20	1,500	1,588
University of Michigan Revenue	5.000%	4/1/20	1,750	1,853
University of Michigan Revenue	5.000%	4/1/21	1,500	1,628
Wayne County MI Airport Authority Revenue	5.000%	12/1/20	365	388
Wayne County MI Airport Authority Revenue	5.000%	12/1/21	700	758
Wayne County MI Airport Authority Revenue	5.000%	12/1/22	500	549
1 Wayne State University Michigan Revenue TOB VRDO	1.900%	5/7/18	2,500	2,500
				290,884
Minnesota (0.8%)
Hennepin County MN GO	5.000%	12/1/18	4,605	4,692
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	4.000%	5/1/20	500	517
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	4.000%	5/1/21	550	576
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	4.000%	1/1/19	300	305
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	4.000%	1/1/20	350	362
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	4.000%	1/1/21	125	131
Minneapolis & St. Paul MN Metropolitan Council Transit GO	5.000%	3/1/19	3,230	3,317
Minneapolis & St. Paul MN Metropolitan Council Wastewater GO	5.000%	3/1/19	4,485	4,604
4 Minneapolis & St. Paul MN Metropolitan Council Wastewater GO	5.000%	3/1/21	2,650	2,859
4 Minneapolis & St. Paul MN Metropolitan Council Wastewater GO	5.000%	3/1/22	2,935	3,238
Minneapolis MN GO	2.000%	12/1/18	12,800	12,821
Minneapolis MN Health Care System Revenue (Fairview Health Services)	4.000%	11/15/18	750	759
Minneapolis MN Health Care System Revenue (Fairview Health Services)	5.000%	11/15/19	750	785
Minnesota General Fund Revenue	5.000%	6/1/21	3,670	3,991
Minnesota GO	5.000%	8/1/18 (ETM)	40	40
Minnesota GO	5.000%	8/1/18	3,255	3,281
Minnesota GO	5.000%	8/1/19	5,970	6,204
Minnesota GO	5.000%	8/1/19	12,920	13,427
Minnesota GO	5.000%	8/1/19 (ETM)	30	31
Minnesota GO	5.000%	8/1/19	2,270	2,359
Minnesota GO	5.000%	8/1/20 (Prere.)	115	123
Minnesota GO	5.000%	8/1/21	1,750	1,910
Minnesota GO	5.000%	8/1/21	1,250	1,364
Minnesota GO	5.000%	10/1/22	19,625	21,924
Minnesota GO	5.000%	8/1/23	7,860	8,386
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/20	8,665	9,152
Minnesota Public Facilities Authority Water Pollution Control Revenue	5.000%	3/1/19	5,700	5,853
Northern Minnesota Municipal Power Agency Electric System Revenue	4.000%	1/1/19	900	913
Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/20	825	865
Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/21	2,500	2,689
Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/22	588	644
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/18	885	893
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/19	555	574
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services
Obligated Group)	4.000%	11/15/20	400	419
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services
Obligated Group)	5.000%	11/15/21	500	547
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services
Obligated Group)	5.000%	11/15/22	370	412
University of Minnesota Revenue	5.000%	12/1/18 (ETM)	1,750	1,782
University of Minnesota Revenue	5.000%	12/1/20 (Prere.)	3,920	4,206
				126,955
Mississippi (0.2%)
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/19	1,250	1,285
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/20	1,000	1,051
Jackson MS Public School District GO	5.000%	4/1/19	1,660	1,706
Jackson MS Public School District GO	5.000%	4/1/20	1,500	1,579
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	1.560%	5/1/18	16,000	16,000
2 Mississippi GO PUT	1.594%	9/1/20	4,000	3,999

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System) PUT	3.050%	8/15/20	7,850	7,866
	Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Memorial Health Care
	Obligated Group)	5.000%	9/1/21	2,500	2,678
					36,164
Missouri (0.6%)
	Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes
	Redevelopment)	3.000%	11/1/18	250	251
	Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes
	Redevelopment)	3.000%	11/1/19	400	403
	Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes
	Redevelopment)	3.000%	11/1/20	400	403
	Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes
	Redevelopment)	3.000%	11/1/21	350	351
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
	(Southeast Health)	5.000%	3/1/20	735	766
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
	(Southeast Health)	5.000%	3/1/21	365	386
	Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/19	5,050	5,282
	Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/19	645	660
	Kansas City MO Special Obligation Revenue	5.000%	10/1/18	5,015	5,080
	Kansas City MO Special Obligation Revenue	5.000%	10/1/18	925	937
	Kansas City MO Special Obligation Revenue	5.000%	10/1/19	2,750	2,864
	Kansas City MO Special Obligation Revenue	5.000%	10/1/19	2,510	2,614
	Kansas City MO Special Obligation Revenue	5.000%	10/1/20	2,000	2,132
	Kansas City MO Special Obligation Revenue	5.000%	10/1/20	1,260	1,343
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/19	2,000	2,055
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/20	2,660	2,805
	Lee’s Summit MO Senior Living Facilities Revenue (John Knox Village)	5.000%	8/15/19	1,000	1,028
	Lee’s Summit MO Senior Living Facilities Revenue (John Knox Village)	5.000%	8/15/21	1,640	1,728
	Lee’s Summit MO Senior Living Facilities Revenue (John Knox Village)	5.000%	8/15/23	1,285	1,368
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/21	1,250	1,358
	Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/19	985	1,006
	Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/20	1,395	1,465
	Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	7/1/21	2,880	3,141
4	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/23	7,900	8,640
1	Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital) TOB VRDO	2.000%	5/7/18	5,000	5,000
	Missouri Health & Educational Facilities Authority Revenue (St. Luke’s Health System Inc.)	5.000%	11/15/20	1,440	1,551
	Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/19	1,000	1,032
	Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/20	1,145	1,215
	Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/21	10,000	10,847
	Springfield MO Public Utility Revenue	5.000%	8/1/18	16,375	16,507
	St. Louis County MO Rockwood School District GO	4.000%	2/1/20	12,775	13,247
	St. Louis MO Parking Revenue	5.000%	12/15/19 (4)	1,000	1,049
	St. Louis MO Parking Revenue	5.000% )	12/15/20 (4	1,000	1,068
					99,582
Montana (0.0%)
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/19	890	911
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/20	1,750	1,840
					2,751
Multiple States (2.3%)
[1,2] Eaton Vance Municipal Bond Fund II		2.800%	7/1/19	8,850	8,856
5	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	1.770%	5/7/18 LOC	27,085	27,085
5	Federal Home Loan Mortgage Corp. Multifamily Housing VRDO	2.050%	5/7/18 LOC	23,750	23,750
1	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	1.880%	5/7/18 LOC	109,000	109,000
1	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	1.840%	5/7/18 LOC	120,500	120,500
1	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	1.840%	5/7/18 LOC	65,700	65,700
					354,891
Nebraska (0.8%)
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/18	1,735	1,766
	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	12/1/19	57,510	59,970
	Douglas County NE GO	4.000%	12/15/18	2,500	2,535
	Douglas County NE GO	5.000%	12/15/19	2,605	2,737
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health
	System)	4.000%	11/1/18	925	933
	Douglas County NE Housing Authority Revenue (Blair High Residences Project)	1.400%	4/1/19	5,180	5,140
	Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	1.730%	5/7/18	24,000	24,000
	University of Nebraska Facilities Corp. Revenue	5.000%	7/15/18	4,685	4,716
	University of Nebraska Facilities Corp. Revenue	3.000%	7/15/19	5,530	5,611
	University of Nebraska Student Fee Revenue	4.000%	7/1/18	2,785	2,795
	University of Nebraska Student Fee Revenue	4.000%	7/1/19	2,395	2,456

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	University of Nebraska Student Fee Revenue	5.000%	7/1/21	1,100	1,198
	University of Nebraska Student Health & Recreation Project Revenue	4.000%	5/15/18	1,070	1,071
	University of Nebraska Student Health & Recreation Project Revenue	4.000%	5/15/19	1,110	1,136
					116,064
Nevada (0.6%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/18	460	464
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/20	250	265
	Clark County NV School District GO	5.000%	6/15/20	3,125	3,311
	Clark County NV School District GO	5.000%	6/15/20	48,275	51,141
	Clark County NV School District GO	5.000%	6/15/20	520	551
	Clark County NV School District GO	5.000%	6/15/21	4,520	4,880
	Clark County NV School District GO	5.000%	6/15/22	3,000	3,298
	Clark County NV School District GO	5.000%	6/15/22	1,260	1,385
1	Clark County NV Water Reclamation District GO TOB VRDO	1.780%	5/7/18 (Prere.)	7,005	7,005
	Humboldt County NV Pollution Control Revenue (Sierra Pacific Power Co.) PUT	1.250%	6/3/19	1,750	1,732
	Nevada GO	5.000%	4/1/19	16,405	16,887
					90,919
New Hampshire (0.2%)
	New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/18	450	455
	New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/19	600	621
	New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/20	1,265	1,337
1	New Hampshire Health & Education Facilities Authority Revenue (LRGHealthcare) TOB VRDO	1.780%	5/7/18	15,645	15,645
	New Hampshire Health & Education Facilities Authority Revenue (Partners Healthcare System Inc.)	5.000%	7/1/20	350	372
	New Hampshire Health & Education Facilities Authority Revenue (Partners Healthcare System Inc.)	5.000%	7/1/21	1,085	1,179
	New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
	Medical Center)	3.000%	10/1/19	1,280	1,295
	New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/20 (Prere.)	2,005	2,141
					23,045
New Jersey (5.1%)
	Aberdeen NJ GO	2.750%	3/8/19	10,500	10,564
	Atlantic City NJ GO	4.000%	3/1/19 (4)	250	254
	Atlantic City NJ GO	5.000%	3/1/20 (4)	200	209
	Atlantic City NJ GO	5.000%	3/1/21 (4)	650	692
	Atlantic City NJ GO	5.000%	3/1/22 (4)	500	540
	Atlantic County NJ BAN	3.000%	6/20/18	9,615	9,632
	Atlantic County NJ BAN	3.000%	6/20/18	14,704	14,730
	Bergen County NJ GO	2.500%	12/13/18	40,615	40,808
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
	(Cooper Health System Obligated Group)	5.000%	2/15/19	3,200	3,267
[1,2] Eaton Vance New Jersey Municipal Bond Fund II		2.750%	7/1/19	8,700	8,705
	Freehold Borough NJ BAN	2.250%	11/30/18	13,097	13,123
	Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.000%	11/1/20	1,295	1,372
	Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.000%	11/1/22 (15)	1,095	1,197
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/21 (4)	2,000	2,180
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/22 (4)	1,700	1,882
1	Inspira Health Obligated Group TOB VRDO	1.870%	5/7/18	2,100	2,100
	Monmouth County NJ GO	3.000%	3/1/20	2,540	2,592
	Monmouth County NJ GO	5.000%	7/15/21	4,855	5,304
	Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	5.000%	12/1/20	2,575	2,772
	Monroe Township NJ Board of Education GO	4.000%	8/1/18	2,070	2,081
	New Jersey Economic Development Authority Revenue	5.000%	6/15/19	1,000	1,031
	New Jersey Economic Development Authority Revenue	5.000%	6/15/19	50,000	51,533
	New Jersey Economic Development Authority Revenue	5.000%	6/15/21	5,965	6,330
	New Jersey Economic Development Authority Revenue	5.000%	6/15/22	2,000	2,139
	New Jersey Economic Development Authority Revenue	5.000%	11/1/22	750	805
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/18	3,235	3,246
	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	4.000%	7/1/22	4,175	4,289
1	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge) TOB VRDO	1.900%	5/7/18	4,200	4,200
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	4.000%	12/15/18	275	278
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/18	365	371
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/21	150	158
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22	10	11
1	New Jersey Economic Development Authority Revenue (School Facilities Construction) TOB VRDO	1.780%	5/7/18 LOC	18,310	18,310
1	New Jersey Economic Development Authority Revenue (School Facilities Construction) TOB VRDO	1.800%	5/7/18 LOC	9,805	9,805
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/20	2,000	2,133
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/20	1,345	1,434
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/21	1,000	1,092
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/22	3,065	3,341
	New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/21	265	286
	New Jersey Equipment Lease Purchase COP	5.000%	6/15/18 (ETM)	4,550	4,567

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18 (ETM)	2,390	2,403
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	110	111
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.) VRDO	1.730%	5/7/18 LOC	25,550	25,550
New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation
Program)	5.000%	10/1/20	700	736
New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation
Program)	5.000%	10/1/21	1,250	1,332
New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation
Program)	5.000%	10/1/22	1,500	1,608
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/20	2,100	2,215
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	3.000%	7/1/18	1,300	1,301
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	4.000%	7/1/19	1,200	1,219
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	4.000%	7/1/20	1,000	1,026
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	4.000%	7/1/18	750	753
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	4.000%	7/1/19	2,000	2,050
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.000%	7/1/19	1,000	1,037
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	1.680%	5/7/18 LOC	3,900	3,900
1 New Jersey Higher Education Assistance Authority Student Loan Revenue TOB VRDO	1.950%	5/7/18	5,000	5,000
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue	1.050%	5/1/18	7,000	7,000
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	1.700%	5/7/18	8,650	8,650
1 New Jersey Revenue TOB VRDO	1.650%	5/1/18 LOC	25,000	25,000
1 New Jersey TRAN TOB VRDO	1.780%	5/7/18 LOC	57,200	57,200
New Jersey Transportation Corp. GAN	5.000%	9/15/18	16,345	16,522
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/19	39,050	40,247
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/20	42,510	44,483
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/21	27,350	27,448
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/22	9,000	9,032
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/23	18,860	18,925
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/18	6,000	6,020
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.750%	6/15/18	7,140	7,170
2 New Jersey Transportation Trust Fund Authority Transportation Program Revenue PUT	2.750%	12/15/19	35,000	35,037
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/18	9,070	9,100
New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.000%	12/15/19	850	873
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	3,750	4,069
1 New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	1.800%	5/7/18 LOC	18,750	18,750
1 New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	1.950%	5/7/18	10,850	10,850
2 New Jersey Turnpike Authority Revenue	1.661%	1/1/21	2,500	2,501
2 New Jersey Turnpike Authority Revenue	1.798%	1/1/22	4,535	4,545
2 New Jersey Turnpike Authority Revenue	1.801%	1/1/22	3,495	3,503
2 New Jersey Turnpike Authority Revenue PUT	1.781%	1/1/21	22,065	22,108
2 New Jersey Turnpike Authority Revenue PUT	2.071%	1/1/23	10,000	10,065
1 New Jersey Turnpike Authority Revenue TOB VRDO	1.800%	5/7/18 LOC	7,730	7,730
1 New Jersey Turnpike Authority Revenue TOB VRDO	1.850%	5/7/18	4,165	4,165
1 New Jersey Turnpike Authority Revenue TOB VRDO	1.850%	5/7/18 (4)	6,500	6,500
1 New Jersey Turnpike Authority Revenue TOB VRDO	1.900%	5/7/18 LOC	22,235	22,235
1 New Jersey Turnpike Authority Revenue TOB VRDO	1.900%	5/7/18	5,745	5,745
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/19	2,500	2,579
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/20	2,000	2,116
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/21	2,285	2,464
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/22	1,500	1,642
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/23	1,500	1,660
Woodbridge Township NJ BAN	2.000%	8/17/18	36,900	36,931
Woodbridge Township NJ BAN	2.500%	8/17/18	12,845	12,874
				785,343
New Mexico (1.1%)
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/20	1,850	1,974
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/21	1,200	1,310
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/21	1,685	1,835
New Mexico Finance Authority Transportation Revenue	5.000%	12/15/22	3,395	3,648
New Mexico GO	5.000%	3/1/19	1,200	1,232
New Mexico GO	5.000%	3/1/20	7,000	7,383
New Mexico GO	5.000%	3/1/21	7,500	8,099
New Mexico GO	5.000%	3/1/21	5,000	5,399
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services) VRDO	1.730%	5/7/18	26,760	26,760
2 New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	1.884%	8/1/18	5,200	5,197
2 New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	1.914%	2/1/19	200	200
2 New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	1.934%	8/1/19	1,000	999
2 New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	2.014%	8/1/19	66,500	66,509
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	8/1/19	9,055	9,366

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New Mexico Severance Tax Revenue	4.000%	7/1/18 (Prere.)	16,245	16,306
	New Mexico Severance Tax Revenue	5.000%	7/1/21	7,925	8,630
					164,847
New York (14.0%)
1	Battery Park City Authority New York Revenue TOB VRDO	1.610%	5/1/18 LOC	20,530	20,530
	Brookhaven NY Local Development Corp. Revenue (Jefferson’s Ferry Project)	4.000%	11/1/18	580	585
	Brookhaven NY Local Development Corp. Revenue (Jefferson’s Ferry Project)	5.000%	11/1/19	325	341
	Brookhaven NY Local Development Corp. Revenue (Jefferson’s Ferry Project)	5.000%	11/1/20	650	698
	Brookhaven NY Local Development Corp. Revenue (Jefferson’s Ferry Project)	5.000%	11/1/21	500	548
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/20	500	531
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/18	1,000	1,017
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/19	680	710
	Copiague NY Union Free School District GO	2.500%	2/20/19	21,884	21,977
[1,2] Eaton Vance New York Municipal Bond Fund II		2.600%	7/1/19	5,750	5,753
1	Hudson Yards Infrastructure Corp. New York Revenue TOB VRDO	1.800%	5/7/18 LOC	6,065	6,065
	Lockport NY BAN	2.500%	12/12/18	5,779	5,805
	Long Island NY Power Authority Electric System Revenue	5.500%	4/1/19 (Prere.)	1,890	1,953
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/21	1,000	1,091
2	Long Island NY Power Authority Electric System Revenue PUT	2.201%	11/1/18	17,000	17,007
	Maine-Endwell NY Central School District BAN	3.000%	6/29/18	16,265	16,295
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools
	Modernization Project)	5.000%	5/1/18	2,000	2,000
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Catholic Health
	Services)	5.000%	7/1/19	1,305	1,347
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Catholic Health
	Services)	5.000%	7/1/20	9,390	9,920
	Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of
	Long Island Obligated Group Project)	4.000%	7/1/18	800	802
	Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of
	Long Island Obligated Group Project)	4.000%	7/1/19	375	383
	Nassau County NY TAN	3.000%	9/18/18	27,000	27,130
	New York City NY GO	2.050%	5/3/18 (4)	35,875	35,875
	New York City NY GO	1.950%	5/4/18 (12)	1,500	1,500
	New York City NY GO	2.050%	5/4/18 (4)	225	225
	New York City NY GO	1.690%	5/7/18 (12)	34,200	34,200
	New York City NY GO	2.050%	5/8/18 (4)	2,800	2,800
	New York City NY GO	2.050%	5/2/18 (4)	650	650
	New York City NY GO	2.050%	5/2/18 (4)	16,800	16,800
	New York City NY GO	5.000%	8/1/18	3,250	3,276
	New York City NY GO	5.000%	8/1/19	6,190	6,434
	New York City NY GO	5.000%	8/1/19	15,440	16,048
	New York City NY GO	3.000%	10/1/19	3,000	3,050
	New York City NY GO	5.000%	8/1/20	8,410	8,969
	New York City NY GO	5.000%	8/1/21	13,865	15,116
	New York City NY GO	5.000%	8/1/21	1,000	1,090
	New York City NY GO	5.000%	8/1/21	12,180	13,279
	New York City NY GO	5.000%	8/1/21	1,095	1,194
	New York City NY GO	5.000%	8/1/22	4,965	5,400
	New York City NY GO VRDO	1.550%	5/1/18	19,800	19,800
	New York City NY GO VRDO	1.550%	5/1/18	6,690	6,690
	New York City NY GO VRDO	1.560%	5/1/18	18,150	18,150
	New York City NY GO VRDO	1.730%	5/7/18 LOC	4,815	4,815
	New York City NY GO VRDO	1.740%	5/7/18 LOC	29,325	29,325
	New York City NY GO VRDO	1.750%	5/7/18 LOC	40,000	40,000
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.250%	5/1/18	12,010	12,010
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.250%	5/1/18	2,390	2,390
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.250%	11/1/18	15,140	15,081
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.500%	11/1/18	13,090	13,064
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.500%	11/1/18	17,105	17,045
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.650%	5/1/19	24,685	24,595
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.650%	5/1/19	3,005	2,990
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.900%	5/1/21	5,000	4,961
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.700%	7/1/21	5,850	5,777
	New York City NY Housing Development Corp. Sustainable Neighborhood Revenue	1.300%	11/1/19	13,500	13,319
	New York City NY Housing Development Corp. Sustainable Neighborhood Revenue	1.375%	5/1/20	5,750	5,669
	New York City NY Housing Development Corp. Sustainable Neighborhood Revenue PUT	1.450%	4/29/20	4,000	3,944
	New York City NY Housing Development Corp. Sustainable Neighborhood Revenue PUT	2.000%	12/31/21	7,000	6,946
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.800%	5/7/18	36,940	36,940
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.750%	5/7/18	22,250	22,250
1	New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	1.780%	5/7/18	15,210	15,210
	New York City NY Transitional Finance Authority Future Tax Revenue	1.990%	5/3/18 (4)	2,300	2,300

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Future Tax Revenue	1.940%	5/4/18 (4)	63,400	63,400
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/19 (ETM)	1,300	1,352
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	18,700	19,566
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	2,110	2,208
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20	6,825	7,328
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.730%	5/7/18	18,000	18,000
1 New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters) TOB VRDO	2.050%	5/7/18	5,000	5,000
1 New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	1.800%	5/7/18	27,435	27,435
1 New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	1.800%	5/7/18	37,805	37,805
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	4,255	4,331
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	3,515	3,578
New York Metropolitan Transportation Authority Revenue	4.000%	2/15/19	8,250	8,400
New York Metropolitan Transportation Authority Revenue	4.000%	2/15/19	34,120	34,742
New York Metropolitan Transportation Authority Revenue	4.000%	5/15/19	75,000	76,769
New York Metropolitan Transportation Authority Revenue	4.000%	5/15/19	105,000	107,476
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	25,000	26,183
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/21	3,365	3,566
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	6,000	6,566
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	2.120%	11/1/18	2,300	2,300
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	2.200%	11/1/19	2,875	2,876
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	2.330%	11/1/19	21,000	21,036
1 New York Metropolitan Transportation Authority Revenue (Transit Revenue) TOB VRDO	1.800%	5/7/18	11,250	11,250
New York Metropolitan Transportation Authority Revenue BAN	4.000%	2/15/19	30,370	30,924
New York Metropolitan Transportation Authority Revenue BAN	4.000%	5/15/19	6,750	6,909
2 New York Metropolitan Transportation Authority Revenue PUT	1.564%	11/1/19	14,405	14,400
New York Metropolitan Transportation Authority Revenue PUT	4.000%	11/15/19	4,175	4,288
2 New York Metropolitan Transportation Authority Revenue PUT	1.964%	2/1/20	9,500	9,553
New York Metropolitan Transportation Authority Revenue PUT	5.000%	2/15/20	69,000	72,625
2 New York Metropolitan Transportation Authority Revenue PUT	1.872%	4/6/20 (4)	6,500	6,529
2 New York Metropolitan Transportation Authority Revenue PUT	2.330%	6/1/20	87,500	87,757
New York Metropolitan Transportation Authority Revenue PUT	4.000%	11/15/20	3,205	3,329
New York Metropolitan Transportation Authority Revenue PUT	5.000%	11/15/20	50,050	53,398
2 New York Metropolitan Transportation Authority Revenue PUT	2.200%	11/15/22	10,000	9,976
1 New York Metropolitan Transportation Authority Revenue TOB VRDO	1.800%	5/7/18	10,605	10,605
1 New York Metropolitan Transportation Authority Revenue TOB VRDO	1.830%	5/7/18	12,500	12,500
New York NY GO	5.000%	8/1/19	16,000	16,630
New York NY GO	5.000%	8/1/20	15,000	15,997
New York NY GO	5.000%	8/1/21	31,040	33,840
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/19	4,275	4,469
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/20	1,125	1,207
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/18	1,000	1,005
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/18	2,500	2,500
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	4.000%	12/1/18	1,300	1,310
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	4.000%	12/1/19	1,500	1,528
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/19	1,350	1,382
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	16,215	16,624
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	1,000	1,025
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	10,120	10,375
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/19	9,800	10,146
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/20	4,750	5,018
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21	12,805	13,833
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21	10,130	10,944
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21	63,405	68,497
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21	8,140	8,794
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22	50,000	55,134
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	1.780%	5/7/18 (Prere.)	565	565
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18 (15)	1,000	1,014
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18	2,160	2,189
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/18 (ETM)	370	376
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/18	630	638
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/19 (ETM)	600	626
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/19	1,025	1,052
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/19	31,555	32,433
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/20	15,085	16,071
New York State Housing Finance Agency Affordable Housing Revenue	1.800%	5/1/20	1,620	1,611
New York State Housing Finance Agency Affordable Housing Revenue	1.500%	5/1/21	2,950	2,866
New York State Housing Finance Agency Affordable Housing Revenue	1.500%	5/1/21	3,570	3,469
New York State Housing Finance Agency Affordable Housing Revenue	1.900%	5/1/21	14,210	14,071
New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21	5,000	4,940
New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21	1,300	1,284

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21	2,510	2,480
New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21	1,755	1,734
New York State Housing Finance Agency Housing Revenue	1.375%	11/1/19	2,000	1,983
New York State Housing Finance Agency Housing Revenue	1.600%	5/1/21	3,900	3,822
New York State Housing Finance Agency Housing Revenue	1.650%	11/1/21	8,500	8,290
New York State Housing Finance Agency Housing Revenue	1.650%	11/1/21	9,005	8,783
New York State Housing Finance Agency Housing Revenue (100 Maiden Lane) VRDO	1.730%	5/7/18 LOC	18,000	18,000
New York State Housing Finance Agency Revenue	1.050%	5/1/19	850	840
New York State Housing Finance Agency Revenue	1.100%	11/1/19	1,000	982
New York State Housing Finance Agency Revenue	1.250%	5/1/20	7,500	7,409
New York State Thruway Authority Revenue	5.000%	5/1/19	53,865	55,534
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/22	3,500	3,794
1 New York State Thruway Authority Revenue TOB VRDO	1.780%	5/7/18	13,000	13,000
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/19	3,900	4,008
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20	32,280	34,103
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21	19,195	20,776
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21	13,200	14,287
New York State Urban Development Corp. Revenue (Service Contract)	5.250%	1/1/20	1,500	1,535
North Syracuse NY Central School District Revenue	2.250%	6/28/18	5,000	5,004
1 Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.820%	5/7/18 LOC	43,800	43,800
1 Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.850%	5/7/18 LOC	23,500	23,500
Onondaga County NY Civic Development Corp. Revenue (St. Joseph’s Hospital & Health Center)	5.000%	7/1/19 (ETM)	500	509
1 Port Authority of New York & New Jersey Revenue TOB VRDO	1.770%	5/7/18	7,335	7,335
1 Port Authority of New York & New Jersey Revenue TOB VRDO	1.770%	5/7/18	4,200	4,200
Ravena Coeymans Selkirk NY Central School District BAN	2.500%	8/17/18	6,120	6,131
Tobacco Settlement Financing Corp. New York Revenue	3.000%	6/1/18	9,625	9,633
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/18	1,000	1,002
Tobacco Settlement Financing Corp. New York Revenue	4.000%	6/1/19	6,000	6,124
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/20	5,000	5,284
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/20	1,775	1,868
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21	4,435	4,781
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21	1,000	1,058
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/22	1,075	1,178
2 Triborough Bridge & Tunnel Authority New York Revenue	2.190%	1/1/19 (4)	1,800	1,803
2 Triborough Bridge & Tunnel Authority New York Revenue PUT	1.664%	2/1/19	10,350	10,353
2 Triborough Bridge & Tunnel Authority New York Revenue PUT	1.764%	11/15/21	4,750	4,747
Westchester County NY GO	5.000%	1/1/19	500	511
Westchester County NY GO	5.000%	1/1/20	3,350	3,525
Westchester County NY GO	5.000%	1/1/21	1,570	1,695
				2,154,489
North Carolina (1.2%)
Cape Fear NC Public Utility Authority Water & Sewer System Revenue	5.000%	8/1/19	2,750	2,859
Cape Fear NC Public Utility Authority Water & Sewer System Revenue	5.000%	8/1/20	3,345	3,573
Charlotte NC GO	3.000%	7/1/18	3,015	3,021
Charlotte NC GO	5.000%	7/1/18	5,000	5,027
Charlotte NC GO	5.000%	12/1/18	4,000	4,076
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/19	1,350	1,415
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/21	2,310	2,462
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare
System)	5.000%	1/15/19	3,575	3,653
1 Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare
System) TOB VRDO	1.780%	5/7/18	10,805	10,805
East Carolina University North Carolina Revenue	5.000%	10/1/19	3,525	3,681
East Carolina University North Carolina Revenue	5.000%	10/1/20	3,660	3,923
Fayetteville NC Public Works Commission Revenue	5.000%	3/1/19	3,500	3,594
Fayetteville NC Public Works Commission Revenue	5.000%	3/1/21	1,000	1,081
Greensboro NC Combined Enterprise System Revenue	5.250%	6/1/21	4,370	4,792
Guilford County NC GO	5.000%	5/1/19	1,820	1,878
Guilford County NC GO	4.000%	2/1/20	3,360	3,484
Guilford County NC GO	5.000%	2/1/21	1,200	1,297
Mecklenburg County NC GO	5.000%	8/1/18	4,000	4,032
Mecklenburg County NC GO	5.000%	12/1/18	4,780	4,870
Mecklenburg County NC GO	4.000%	12/1/19	1,200	1,240
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	4.000%	10/1/18	1,480	1,494
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/20	1,000	1,068
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/21	1,000	1,090
North Carolina Capital Facilities Finance Agency Solid Waste Disposal Revenue (Republic Services,
Inc. Project) PUT	1.500%	6/1/18	23,750	23,741
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/19 (ETM)	2,245	2,292
North Carolina GO	5.000%	3/1/19	3,865	3,969
North Carolina GO	5.000%	5/1/19	6,835	7,054

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina GO	5.000%	5/1/19	1,525	1,574
North Carolina GO	5.000%	6/1/19	6,160	6,373
North Carolina GO	5.000%	5/1/20	2,300	2,441
North Carolina GO	5.000%	5/1/20	1,035	1,099
North Carolina GO	5.000%	6/1/20	2,840	3,021
North Carolina GO	5.000%	6/1/21	1,000	1,090
North Carolina Medical Care Commission Health Care Facilities Revenue (Cape Fear Valley Health
System)	5.000%	10/1/18	3,780	3,828
North Carolina Medical Care Commission Hospital Revenue (Moses Cone Health System) PUT	2.100%	11/26/18	12,145	12,145
North Carolina Medical Care Commission Hospital Revenue (Southeastern Regional Medical Center)	4.000%	6/1/18	500	501
North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/20	670	707
North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist
Retirement Homes Inc.)	5.000%	10/1/19	250	260
North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist
Retirement Homes Inc.)	5.000%	10/1/20	310	330
North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist
Retirement Homes Inc.)	5.000%	10/1/21	275	298
North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist
Retirement Homes Inc.)	5.000%	10/1/22	350	385
North Carolina Turnpike Authority Revenue	5.000%	1/1/20	650	681
North Carolina Turnpike Authority Revenue	5.000%	1/1/21	700	750
North Carolina Turnpike Authority Revenue	5.000%	1/1/22	500	545
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/18	1,795	1,819
Raleigh NC GO	5.000%	9/1/22	2,000	2,237
Union County NC GO	5.000%	9/1/20	1,430	1,531
Union County NC GO	5.000%	9/1/21	1,200	1,315
Wake County NC GO	5.000%	5/1/18	1,050	1,050
Wake County NC GO	5.000%	3/1/19	22,555	23,164
Wake County NC GO	5.000%	3/1/21	2,385	2,583
Wake County NC GO	5.000%	3/1/21	1,645	1,782
Wake County NC GO	5.000%	3/1/21	2,395	2,594
Wake County NC GO	5.000%	4/1/21	2,400	2,605
				188,179
North Dakota (0.0%)
Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/18	350	356
Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/19	150	156
Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/20	750	800
Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/21	1,000	1,086
1 North Dakota Public Finance Authority Revenue TOB VRDO	1.840%	5/7/18	5,095	5,095
				7,493
Ohio (2.4%)
Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System
Obligated Group)	5.000%	11/15/20	1,460	1,549
Akron OH Income Tax Revenue (Packaging Facilities)	5.000%	12/1/18	1,145	1,167
Akron OH Income Tax Revenue (Packaging Facilities)	5.000%	12/1/19	1,590	1,667
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/19	1,000	1,036
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/21	2,605	2,818
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/22	3,750	4,121
Allen County OH Hospital Facilities Revenue (Mercy Health) PUT	5.000%	5/5/22	12,175	13,422
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/23	1,250	1,309
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) PUT	5.000%	8/15/19	24,250	24,802
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/21	750	818
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/22	750	830
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/20	275	289
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/21	285	302
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/21	925	1,007
Cleveland OH Airport System Revenue	5.000%	1/1/19 (4)	410	418
Cleveland OH Airport System Revenue	5.000%	1/1/20 (4)	430	451
Columbus OH GO	5.000%	8/15/18	1,250	1,262
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/18	1,000	1,018
Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.000%	6/15/18	1,000	1,003
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	1.730%	5/7/18	3,035	3,035
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	4.000%	1/1/19	560	566
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	4.000%	1/1/20	575	589
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)
VRDO	1.740%	5/7/18	30,000	30,000
1 Hamilton County OH Hospital Facilities Revenue (UC Health) TOB VRDO	1.810%	5/7/18 LOC	11,395	11,395
Hamilton County OH Sales Tax Revenue	4.000%	12/1/18	1,500	1,519
Hamilton County OH Sales Tax Revenue	5.000%	12/1/18	2,900	2,954
Hamilton County OH Sales Tax Revenue	5.000%	12/1/19	3,000	3,145
Hamilton OH BAN	2.500%	6/1/18	22,610	22,623

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 JobsOhio Beverage System Statewide Liquor Profits Revenue TOB VRDO	1.800%	5/7/18	42,200	42,200
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/19	810	840
2 Lancaster OH Port Authority Gas Supply Revenue PUT	1.984%	8/1/19	18,575	18,603
1 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	1.920%	5/7/18 (4)	8,865	8,865
1 Montgomery County OH Revenue (Miami Valley Hospital) TOB VRDO	1.900%	5/7/18	4,000	4,000
Ohio Common Schools GO	5.000%	9/15/20	5,000	5,345
Ohio Cultural & Sports Capital Facilities Lease revenue	5.000%	10/1/19	1,045	1,091
Ohio Cultural & Sports Capital Facilities Lease revenue	5.000%	10/1/21	2,755	3,010
Ohio GO	2.000%	3/1/20	3,040	3,044
Ohio GO	5.000%	2/1/21	2,250	2,425
Ohio GO	5.000%	9/15/21	1,300	1,421
Ohio Higher Education GO	5.000%	5/1/20	10,520	11,141
Ohio Higher Education GO	5.000%	5/1/21	11,050	11,979
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/19	1,500	1,569
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/20	1,500	1,608
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/21	1,045	1,144
Ohio Highway Capital Improvements GO	5.000%	5/1/19	1,200	1,238
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	2.000%	5/1/18	13,250	13,250
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	2.000%	5/7/18	8,375	8,375
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	2.000%	5/7/18	7,250	7,250
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/21	20,000	21,945
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/20	1,125	1,210
Ohio State University General Receipts Revenue	5.000%	12/1/19	1,490	1,562
Ohio State University General Receipts Revenue	5.000%	12/1/20	1,250	1,344
Ohio State University General Receipts Revenue	5.000%	12/1/21	1,400	1,539
Ohio State University General Receipts Revenue	5.000%	12/1/22	1,110	1,243
1 Ohio Turnpike Commission Turnpike Revenue TOB VRDO	1.850%	5/7/18	7,500	7,500
Ohio Water Development Authority Fresh Water Revenue	5.000%	12/1/21	2,890	3,183
Ohio Water Development Authority Fresh Water Revenue	5.250%	12/1/21	1,250	1,368
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/18	6,660	6,678
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/18	3,880	3,955
2 Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	1.970%	12/1/20	31,000	31,006
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.250%	12/1/18 (ETM)	1,510	1,540
Toledo OH GO	4.000%	12/1/18 (4)	1,880	1,903
University of Akron Ohio General Receipts Revenue	4.000%	1/1/19	1,000	1,014
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/18	1,555	1,563
				372,066
Oklahoma (0.4%)
Cleveland County OK Educational Facilities Authority Lease Revenue (Norman Public Schools
Project)	5.000%	7/1/18	1,325	1,332
Cleveland County OK Educational Facilities Authority Lease Revenue (Norman Public Schools
Project)	5.000%	7/1/19	2,250	2,328
Comanche County OK Hospital Authority Revenue	5.000%	7/1/18	2,990	2,998
Norman OK Regional Hospital Authority Revenue	4.000%	9/1/18	1,000	1,006
Norman OK Regional Hospital Authority Revenue	4.000%	9/1/19	2,000	2,046
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/20	1,170	1,241
Oklahoma City OK GO	4.000%	3/1/19	2,775	2,826
Oklahoma City OK GO	5.000%	3/1/19	4,080	4,188
Oklahoma City OK GO	4.000%	3/1/21	2,940	3,103
Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated
Group)	5.500%	8/15/18 (Prere.)	7,000	7,076
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/22	1,000	1,084
Oklahoma GO	5.000%	7/15/18	4,165	4,193
Oklahoma GO	5.000%	7/15/18	1,530	1,540
Oklahoma Water Resources Board Revolving Fund Revenue	5.000%	4/1/19	3,000	3,089
Oklahoma Water Resources Board Revolving Fund Revenue	5.000%	4/1/21	1,405	1,524
Tulsa County OK Independent School District No. 11 (Owasso) GO	3.000%	1/1/20	4,000	4,069
Tulsa County OK Independent School District No. 11 (Owasso) GO	4.000%	1/1/21	7,450	7,805
Tulsa County OK Independent School District No. 11 (Owasso) GO	4.000%	1/1/22	7,450	7,903
Tulsa County OK Independent School District No. 11 (Owasso) Revenue	5.000%	9/1/20	1,500	1,599
Tulsa County OK Independent School District No. 11 (Owasso) Revenue	5.000%	9/1/21	825	898
Tulsa County OK Independent School District No. 11 (Owasso) Revenue	5.000%	9/1/22	750	831
Tulsa County OK Independent School District No. 11 (Owasso) Revenue	5.000%	9/1/23	500	561
Tulsa County OK Industrial Authority Housing Revenue (St. Thomas Square & Worthington
Townhouse Apartment Project) PUT	1.250%	8/1/18	5,750	5,738
				68,978
Oregon (0.8%)
4 Clackamas County OR Hospital Facility Authority Revenue (Mary’s Woods at Marylhurst)	2.600%	11/15/23	3,100	3,094
4 Clackamas County OR Hospital Facility Authority Revenue (Mary’s Woods at Marylhurst)	2.800%	5/15/24	575	574
Multnomah County OR GO	5.000%	6/1/19	7,960	8,235
Multnomah County OR GO	5.000%	6/1/20	8,345	8,875

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Multnomah County OR GO	5.000%	6/1/21	8,770	9,555
	Multnomah County OR GO	5.000%	6/1/22	9,205	10,243
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/21	6,020	6,614
1	Oregon Department of Transportation Highway User Tax Revenue TOB VRDO	1.810%	5/7/18	5,000	5,000
	Oregon Facilities Authority Revenue (PeaceHealth) VRDO	1.760%	5/7/18 LOC	17,750	17,750
	Oregon GO	5.000%	5/1/18	1,500	1,500
	Oregon GO	5.000%	5/1/18	1,125	1,125
	Oregon GO	5.000%	11/1/18	3,750	3,811
	Oregon GO	3.000%	5/1/19	2,500	2,530
	Oregon GO	3.000%	6/1/19	1,000	1,013
	Oregon GO	3.000%	11/1/19	1,000	1,017
	Oregon GO	5.000%	5/1/20	2,725	2,891
	Oregon GO	5.000%	8/1/20	3,300	3,523
	Oregon GO	5.000%	11/1/20	3,100	3,330
	Oregon GO	5.000%	5/1/21	2,065	2,243
	Oregon GO	5.000%	6/1/21	2,075	2,259
	Oregon GO	5.000%	8/1/21	1,750	1,912
	Oregon GO	4.000%	11/1/21	3,610	3,844
	Oregon GO	5.000%	5/1/22	4,105	4,462
	Oregon Health & Science University Revenue	5.000%	7/1/18	1,000	1,005
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,490	4,493
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	8,110	8,124
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	3.000%	11/1/19	4,835	4,838
	Washington County OR GO	5.000%	3/1/19	2,365	2,429
	Washington Yamhill and Multnomah Counties OR Hillsboro School District No. 1J GO	4.000%	6/15/20	1,600	1,669
					127,958
Pennsylvania (5.0%)
	Allegheny County PA Higher Education Building Authority University Revenue (Robert Morris
	University)	3.000%	10/15/22	600	600
	Allegheny County PA Hospital Development Authority Revenue (Children’s Hospital of Pittsburgh
	Project) VRDO	1.760%	5/7/18 LOC	1,300	1,300
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical
	Center)	5.000%	5/15/18	1,000	1,001
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical
	Center)	5.000%	6/15/18	4,890	4,909
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical
	Center)	1.908%	2/1/21	4,465	4,478
[1,2] Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical
	Center) TOB PUT	1.920%	6/1/18 LOC	10,000	10,000
1	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical
	Center) TOB VRDO	1.610%	5/1/18 LOC	5,700	5,700
1	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical
	Center) TOB VRDO	1.780%	5/7/18 LOC	9,895	9,895
	Allegheny County PA Port Authority Revenue	5.250%	3/1/22	5,000	5,409
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/22	1,875	2,016
	Beaver County PA GO	4.000%	4/15/19 (15)	950	967
	Beaver County PA GO	4.000%	4/15/20 (15)	660	682
	Beaver County PA GO	4.000%	4/15/21 (15)	695	727
	Beaver County PA GO	4.000%	4/15/22 (15)	720	761
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/22	500	552
1	Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project)
	TOB VRDO	1.850%	5/7/18	9,750	9,750
2	Bethlehem PA Area School District Authority Revenue PUT	1.811%	11/1/21	11,000	10,982
2	Bethlehem PA Area School District Authority Revenue PUT	1.819%	11/1/21	4,890	4,888
	Bethlehem PA GO	5.000%	12/1/21 (4)	305	335
	Bethlehem PA GO	5.000%	12/1/22 (4)	300	335
	Bethlehem PA Water Authority Revenue	5.000% )	11/15/18 (15	500	509
	Bucks County PA GO	5.000%	5/1/18	500	500
	Bucks County PA GO	5.000%	5/1/19	1,500	1,548
	Bucks County PA Water & Sewer Authority Water System Revenue	2.000%	6/1/18 (15)	500	500
	Bucks County PA Water & Sewer Authority Water System Revenue	4.000%	6/1/18 (15)	1,025	1,027
	Bucks County PA Water & Sewer Authority Water System Revenue	4.000%	6/1/19 (15)	500	512
	Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/22 (15)	1,725	1,903
	Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/22	800	882
	Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc.
	Student Housing Project)	5.000%	7/1/18	920	924
	Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc.
	Student Housing Project)	5.000%	7/1/19	970	995
	Coatesville PA School District GO	4.000%	8/1/20 (4)	325	337
	Coatesville PA School District GO	5.000%	8/1/21 (4)	1,270	1,372
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/20	1,125	1,186

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/21	1,000	1,074
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/22	1,760	1,920
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/23	1,375	1,519
	Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	4.000%	6/1/19	1,265	1,293
	Delaware County PA GO	5.000%	10/1/19	3,025	3,159
	Delaware County PA GO	5.000%	10/1/20	2,700	2,893
	Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	1.720%	5/7/18 LOC	5,300	5,300
2	Downingtown PA Area School District GO PUT	2.450%	5/1/19	5,075	5,084
	Hempfield PA School District GO	4.000%	3/15/20 (15)	2,745	2,838
2	Hempfield PA School District GO PUT	1.814%	8/1/19	8,865	8,889
	Hempfield PA School District GO VRDO	1.784%	8/1/19	1,905	1,910
	Indiana County PA Industrial Development Authority Student Housing Revenue BAN	1.450%	9/1/20	6,375	6,240
	Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	5.000%	11/1/22	1,000	1,097
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/18	600	602
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/19	500	518
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/20	820	867
1	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)
	TOB VRDO	1.900%	5/7/18	7,425	7,425
	Lower Merion PA School District GO	4.000%	9/15/18	3,670	3,700
	Lower Merion PA School District GO	5.000%	9/15/19	4,535	4,723
	Luzerne County PA GO	5.000%	12/15/20 (4)	1,000	1,066
	Luzerne County PA GO	5.000%	12/15/21 (4)	1,500	1,629
	Luzerne County PA GO	5.000%	12/15/22 (40	1,000	1,103
	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/21 (4)	1,190	1,274
	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/22 (4)	1,305	1,412
2	Manheim Township PA School District GO	1.503%	5/1/19	700	700
2	Manheim Township PA School District GO	1.553%	5/1/20	750	751
2	Manheim Township PA School District GO	1.603%	5/3/21	1,000	1,002
2	Manheim Township PA School District GO	1.703%	11/1/21	1,125	1,130
2	Manheim Township PA School District GO PUT	1.753%	11/1/21	2,000	2,010
	Monroe County PA Hospital Authority Revenue (Pocono Medical Center)	4.000%	7/1/18	1,100	1,103
	Montgomery County PA GO	5.000%	4/1/19	1,840	1,893
	Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington
	Memorial Hospital)	5.000%	6/1/19 (ETM)	490	506
	Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington
	Memorial Hospital)	5.000%	6/1/19	510	526
	Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health
	System)	4.000%	10/1/18	1,000	1,006
	Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health
	System)	4.000%	10/1/19	500	510

4	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson
	University)	5.000%	9/1/22	825	911
[2,4] Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson
	University)	0.000%	9/1/23	9,250	9,250
4	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson
	University)	5.000%	9/1/23	1,275	1,429
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert
	Einstein Healthcare Network)	5.000%	1/15/19	2,805	2,851
	Montgomery County PA Industrial Development Authority Pollution Control Revenue (Exelon
	Generation Co., LLC) PUT	2.500%	4/1/20	8,000	7,979
	Montgomery County PA Industrial Development Authority Pollution Control Revenue (Exelon
	Generation Co., LLC) PUT	2.500%	4/1/20	5,000	4,987
	Montgomery County PA Industrial Development Authority Pollution Control Revenue (Exelon
	Generation Co., LLC) PUT	2.550%	6/1/20	10,500	10,470
	Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian
	Homes Inc. Project)	2.000%	12/1/18	570	570
	Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian
	Homes Inc. Project)	2.000%	12/1/20	650	643
	Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian
	Homes Inc. Project)	3.000%	12/1/22	785	795
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/21	725	775
1	Mount Lebanon PA School District GO TOB VRDO	1.800%	5/7/18	15,500	15,500
2	North Penn PA Water Authority Revenue	1.614%	11/1/18	700	699
2	North Penn PA Water Authority Revenue PUT	1.762%	11/1/19	2,500	2,500
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	4.000%	8/15/19	1,340	1,374
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/20	1,000	1,059
2	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)
	PUT	3.150%	8/15/20	8,125	8,169
	Northampton County PA General Purpose Authority University Revenue (Lafayette College) VRDO	1.780%	5/7/18	4,850	4,850
	Northampton County PA General Purpose Authority University Revenue (Lafayette College) VRDO	1.780%	5/7/18	5,250	5,250

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northampton County PA Industrial Development Authority Revenue (Morningstar Senior Living,
Inc. Project)	3.250%	7/1/19	940	945
Pennsylvania COP	5.000%	7/1/20	470	496
Pennsylvania COP	5.000%	7/1/22	300	328
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	11/15/22	5,000	5,344
1 Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)
TOB VRDO	1.850%	5/7/18	3,335	3,335
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/19	5,050	5,231
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	1/1/20	7,290	7,551
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/20	5,265	5,457
Pennsylvania GO	5.000%	7/1/18	2,675	2,689
Pennsylvania GO	5.000%	8/15/18	15,170	15,309
Pennsylvania GO	5.000%	8/15/18	48,540	48,984
Pennsylvania GO	5.000%	1/1/21	19,835	21,221
Pennsylvania GO	5.000%	11/15/21 (Prere.)	10,000	10,990
Pennsylvania GO	5.000%	11/15/21 (Prere.)	8,250	9,067
Pennsylvania GO	5.000%	8/15/23	10,000	11,173
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/20	3,575	3,790
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/20	1,205	1,278
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/21	4,830	5,231
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/21	1,285	1,392
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/22	5,920	6,530
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/22	1,360	1,500
Pennsylvania Higher Educational Facilities Authority Revenue (York College) PUT	2.230%	5/1/19	2,340	2,340
Pennsylvania Higher Educational Facilities Authority Revenue (York College) PUT	2.250%	4/30/20	2,305	2,277
Pennsylvania Higher Educational Facilities Authority Revenue (York College) PUT	2.850%	5/1/21	1,605	1,605
1 Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue (Philadelphia Funding
Program) TOB VRDO	1.780%	5/7/18	6,315	6,315
Pennsylvania State University Revenue	5.000%	9/1/18	815	824
Pennsylvania State University Revenue	5.000%	9/1/18	2,850	2,881
Pennsylvania State University Revenue	5.000%	9/1/19	500	521
Pennsylvania State University Revenue	5.000%	9/1/19	4,220	4,397
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/18	1,250	1,273
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/19	1,260	1,321
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/18 (12)	2,650	2,657
2 Pennsylvania Turnpike Commission Revenue	2.021%	12/1/18	16,940	16,947
2 Pennsylvania Turnpike Commission Revenue	2.350%	12/1/18	8,750	8,753
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19	1,320	1,363
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	10,080	10,438
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/19 (Prere.)	22,000	22,911
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/20	18,520	19,580
2 Pennsylvania Turnpike Commission Revenue	3.020%	12/1/20	1,930	1,967
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	325	348
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	375	410
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22	250	277
2 Pennsylvania Turnpike Commission Revenue PUT	2.550%	12/1/18	8,500	8,504
1 Pennsylvania Turnpike Commission Revenue TOB VRDO	1.950%	5/7/18	1,880	1,880
1 Pennsylvania Turnpike Commission Revenue TOB VRDO	1.950%	5/7/18	5,595	5,595
1 Pennsylvania Turnpike Commission Revenue TOB VRDO	1.810%	5/7/18 (Prere.)	5,075	5,075
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/19	1,650	1,698
Philadelphia PA Gas Works Revenue	5.000%	10/1/18	7,500	7,599
Philadelphia PA Gas Works Revenue	5.000%	10/1/19	6,510	6,778
Philadelphia PA Gas Works Revenue	5.000%	10/1/20	3,500	3,725
Philadelphia PA Gas Works Revenue	5.000%	10/1/22	3,100	3,419
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/20	1,005	1,051
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/21	715	758
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/22	1,000	1,074
Philadelphia PA School District GO	5.000%	9/1/18	1,000	1,010
Philadelphia PA School District GO	5.000%	9/1/18	6,400	6,461
Philadelphia PA School District GO	5.000%	9/1/19	1,750	1,816
Philadelphia PA School District GO	5.000%	9/1/19	1,750	1,816
Philadelphia PA School District GO	5.000%	9/1/20	2,975	3,160
Philadelphia PA School District GO	5.000%	9/1/20	4,000	4,249
Philadelphia PA School District GO	5.000%	9/1/21	1,100	1,189
Philadelphia PA School District GO	5.000%	9/1/23	845	933
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Lease Revenue VRDO	1.820%	5/7/18 (4)	44,245	44,245
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	3.000%	12/15/18	620	624
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	4.000%	12/15/20	500	522

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pittsburgh PA GO	5.000%	9/1/21	500	544
Pittsburgh PA School District GO	4.000%	9/1/18	3,020	3,042
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/20 (4)	12,995	13,835
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/21 (4)	13,650	14,820
2 Pittsburgh PA Water & Sewer Authority Revenue PUT	1.961%	12/1/20 (4)	50,000	49,988
Reading PA School District GO	5.000%	3/1/22 (4)	540	589
Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000%	11/15/18	500	508
Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000%	11/15/21	1,000	1,093
Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000%	11/15/22	765	851
Scranton PA School District GO	4.000%	6/1/18	350	350
Scranton PA School District GO	5.000%	6/1/19	500	513
Scranton PA School District GO	5.000%	6/1/20	645	674
2 Scranton School District PA GO PUT	2.131%	4/1/21	2,875	2,878
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/21	675	727
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/22	300	329
State Public School Building Authority Pennsylvania College Revenue (Delaware County
Community College Project)	5.000%	10/1/18 (15)	500	506
Swarthmore Borough PA Authority College Revenue (Swarthmore College)	5.000%	9/15/19	3,395	3,542
Swarthmore Borough PA Authority College Revenue (Swarthmore College)	5.000%	9/15/20	3,515	3,764
1 Tower Health Obligated Group TOB VRDO	1.870%	5/7/18	4,500	4,500
University Area Joint Authority Pennsylvania Sewer Revenue	4.000%	11/1/20 (15)	1,535	1,605
University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/21 (15)	1,245	1,358
University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/22 (15)	545	605
1 University of Pittsburgh PA Revenue TOB VRDO	1.780%	5/7/18 (Prere.)	7,500	7,500
1 University of Pittsburgh-of the Pennsylvania Commonwealth System of Higher Education TOB VRDO	1.780%	5/7/18 (Prere.)	4,430	4,430
Washington County PA Hospital Authority Revenue (Monongahela Valley Hospital Project) VRDO	1.760%	5/7/18 LOC	4,540	4,540
West Shore PA Area Authority Revenue (Messiah Lifeways Obligated Group)	4.000%	7/1/19	1,685	1,707
1 Westmoreland County PA Municipal Authority Revenue TOB VRDO	1.900%	5/7/18 (15)	5,665	5,665
1 Westmoreland County PA Municipal Authority Revenue TOB VRDO	1.900%	5/7/18 (15)	3,685	3,685
York County PA School of Technology Authority Lease Revenue	3.000%	2/15/19 (15)	300	302
York County PA School of Technology Authority Lease Revenue	4.000%	2/15/20 (15)	500	516
York County PA School of Technology Authority Lease Revenue	5.000%	2/15/21 (15)	740	794
				772,402
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/20 (14)	995	1,021
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/22 (14)	3,250	3,251
Puerto Rico GO	5.500%	7/1/18 (14)	1,070	1,074
Puerto Rico GO	5.500%	7/1/20 (14)	1,675	1,735
Puerto Rico GO	5.500%	7/1/20 (14)	515	534
				7,615
Rhode Island (0.1%)
1 Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University
of Rhode Island) TOB VRDO	1.850%	5/7/18	6,670	6,670
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England
Health System Obligated Group)	5.000%	9/1/18	2,990	3,007
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England
Health System Obligated Group)	5.000%	9/1/18 (ETM)	1,325	1,339
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan Obligated
Group)	5.000%	5/15/18	1,250	1,251
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan Obligated
Group)	5.000%	5/15/19	1,760	1,808
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan Obligated
Group)	5.000%	5/15/20	1,500	1,575
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence
Public Buildings Authority)	3.000%	5/15/18 (4)	5,535	5,537
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence
Public Buildings Authority)	5.000%	5/15/18	1,500	1,502
				22,689
South Carolina (0.5%)
Columbia SC Waterworks & Sewer System Revenue VRDO	1.750%	5/7/18 LOC	3,115	3,115
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/18	700	711
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/19	1,015	1,063
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/18	750	762
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/19	560	584
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/21	500	539
Myrtle Beach SC Tax Increase Revenue (Myrtle Beach Air Force Base Redevelopment Project)	5.000%	10/1/20	1,000	1,063
Richland County SC School District No. 2 GO	5.000%	4/1/19	5,525	5,688
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/18	1,000	1,018
South Carolina GO	4.000%	4/1/19	1,170	1,194

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina GO	5.000%	4/1/19	2,610	2,687
South Carolina GO	5.000%	4/1/19	745	767
South Carolina GO	5.000%	4/1/19	665	685
South Carolina GO	5.000%	4/1/19	805	829
South Carolina GO	5.000%	4/1/19 (ETM)	1,500	1,542
South Carolina GO	5.000%	4/1/19	1,020	1,050
South Carolina GO	4.000%	4/1/20	1,535	1,594
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/20	1,310	1,376
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/21	1,900	2,040
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/18 (ETM)	870	877
South Carolina Public Service Authority Revenue	5.500%	1/1/19 (Prere.)	7,205	7,383
South Carolina Public Service Authority Revenue	5.000%	12/1/19	1,250	1,306
South Carolina Public Service Authority Revenue	4.000%	12/1/20	450	469
South Carolina Public Service Authority Revenue	5.000%	12/1/20	4,125	4,403
South Carolina Public Service Authority Revenue	5.000%	12/1/20	21,000	22,418
South Carolina Public Service Authority Revenue	5.000%	12/1/21	1,100	1,194
South Carolina Public Service Authority Revenue	5.000%	12/1/22	1,110	1,208
1 South Carolina Public Service Authority Revenue TOB VRDO	1.950%	5/7/18	5,965	5,965
Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	4.000%	12/1/18 (15)	1,715	1,734
				75,264
South Dakota (0.1%)
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/18	3,435	3,471
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/19	1,840	1,914
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/20	1,130	1,207
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/21	1,500	1,634
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	3.000%	11/1/18	500	502
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/18	800	808
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/19	395	406
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/19	600	625
				10,567
Tennessee (1.3%)
Chattanooga TN Electric System Revenue	5.000%	9/1/18	2,375	2,400
Clarksville TN Public Building Authority Revenue (Morristown) VRDO	1.620%	5/1/18 LOC	8,960	8,960
Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	1.620%	5/1/18 LOC	10,510	10,510
Hamilton County TN GO	5.000%	1/1/21	1,200	1,261
Hamilton County TN GO	5.000%	4/1/21	10,810	11,733
Knox County TN GO	5.000%	6/1/21	1,435	1,562
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/19	2,925	2,982
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	4.000%	4/1/19	400	406
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/19	385	398
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/20	395	414
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/20	1,000	1,057
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	4.000%	4/1/21	635	660
Memphis TN GO	5.000%	11/1/19	4,720	4,944
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/19	3,200	3,318
Metropolitan Government of Nashville & Davidson County TN GO	5.500%	7/1/19	13,640	14,223
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities
Board Revenue (Ascension Health Credit Group) PUT	1.550%	11/3/20	12,700	12,494
Montgomery County TN Public Building Auth. Pooled Financial Revenue (Tennessee County Loan
Pool) VRDO	1.620%	5/1/18 LOC	5,100	5,100
Montgomery County TN Public Building Authority Pooled Financial Revenue (Tennessee County
Loan Pool) VRDO	1.620%	5/1/18 LOC	5,445	5,445
Murfreesboro TN GO	5.000%	6/1/19	2,160	2,236
Shelby County TN GO	5.000%	4/1/19	750	772
Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur
Healthcare)	5.000%	5/1/20	1,000	1,058
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/19	8,815	9,006
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/19	17,695	18,412
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/20	2,500	2,666
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23	2,500	2,746
Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	5/1/23	37,750	40,066

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tennessee GO	5.000%	10/1/18	1,030	1,044
Tennessee GO	5.000%	8/1/19	8,175	8,508
4 Tennessee GO	5.000%	2/1/22	7,270	8,036
4 Tennessee GO	4.000%	8/1/22	6,865	7,389
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/21	2,500	2,746
Williamson County TN GO	5.000%	4/1/19	4,070	4,191
Williamson County TN GO	5.000%	4/1/21	500	543
Williamson County TN GO	5.000%	4/1/21	2,800	3,039
				200,325
Texas (14.2%)
Aldine TX Independent School District GO	5.000%	2/15/19	2,320	2,379
Aldine TX Independent School District GO	5.000%	2/15/20	8,875	9,348
Alvin TX Independent School District GO PUT	1.400%	8/15/20	12,500	12,300
Arlington TX Independent School District GO	4.000%	2/15/19	1,225	1,246
Arlington TX Independent School District GO	5.000%	2/15/20	1,200	1,264
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/19	650	662
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/19	600	610
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/20	650	681
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/20	500	525
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/21	560	600
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/21	530	569
Austin TX Affordable Multifamily Housing Revenue (Commons at Goodnight Apartments) PUT	1.850%	7/1/20	10,000	9,873
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/18	500	504
Austin TX GO	5.000%	9/1/19	2,865	2,984
Bexar County TX GO	5.000%	6/15/20	7,840	8,329
Bexar County TX GO	5.000%	6/15/20	2,595	2,758
Brazosport TX Independent School District GO	5.000%	2/15/19	5,690	5,834
Brownsville TX Utility System Revenue	5.000%	9/1/18	2,250	2,272
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/19	630	646
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20	700	742
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/21	1,000	1,071
Central Texas Regional Mobility Authority Revenue PUT	5.000%	1/7/21	5,500	5,813
Clear Creek TX Independent School District GO	5.000%	2/15/19	2,525	2,589
Clear Creek TX Independent School District GO PUT	1.450%	8/14/20	9,950	9,802
Coastal Bend TX Health Facilities Development Corp. Hospital Revenue (CHRISTUS Health)	2.050%	5/3/18 (4)	8,025	8,025
Colorado River TX Municipal Water District Revenue	5.000%	1/1/21	770	827
Conroe TX Independent School District GO	5.000%	2/15/19	3,345	3,429
Conroe TX Independent School District GO	5.000%	2/15/20	2,230	2,349
1 Conroe TX Independent School District GO TOB VRDO	1.700%	5/1/18	12,970	12,970
Corpus Christi TX Independent School District GO PUT	2.000%	8/15/19	2,750	2,751
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/22	4,020	4,332
Cypress-Fairbanks TX Independent School District GO PUT	0.900%	8/15/18	7,590	7,569
Cypress-Fairbanks TX Independent School District GO PUT	2.000%	8/15/18	5,000	5,002
Cypress-Fairbanks TX Independent School District GO PUT	3.000%	8/15/18	10,140	10,173
Cypress-Fairbanks TX Independent School District GO PUT	2.500%	8/15/19	17,000	17,116
Cypress-Fairbanks TX Independent School District GO PUT	4.000%	8/15/19	19,290	19,787
Cypress-Fairbanks TX Independent School District GO PUT	1.400%	8/17/20	5,000	4,911
Cypress-Fairbanks TX Independent School District GO PUT	1.400%	8/17/20	5,375	5,279
Cypress-Fairbanks TX Independent School District GO PUT	3.000%	8/17/20	4,850	4,936
Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/18 (Prere.)	12,000	12,235
Dallas TX GO	5.000%	2/15/19	6,215	6,371
Dallas TX GO	5.000%	2/15/19	8,565	8,780
Dallas TX GO	5.000%	2/15/20	1,255	1,321
Dallas TX GO	5.000%	2/15/20	7,165	7,543
Dallas TX Independent School District GO	5.000%	2/15/19	5,500	5,639
Dallas TX Independent School District GO PUT	1.500%	8/15/18	24,500	24,475
Dallas TX Independent School District GO PUT	5.000%	2/15/19	14,000	14,340
Dallas TX Independent School District GO PUT	5.000%	2/15/20	15,000	15,769
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/20	3,000	3,215
Deer Park TX Independent School District GO PUT	3.000%	10/1/19	8,580	8,704
Denton County TX GO	4.000%	7/15/19	2,500	2,565
Denton County TX GO	5.000%	7/15/20	1,100	1,172
Denton TX Independent School District GO	5.000%	8/15/18	3,450	3,482
Denton TX Independent School District GO PUT	2.000%	8/1/18 (Prere.)	1,245	1,246
Denton TX Independent School District PUT	2.000%	8/1/18 (Prere.)	2,500	2,501
Denton TX Independent School District PUT	2.000%	8/1/18	1,110	1,110
Dickinson TX Independent School District GO PUT	1.350%	8/1/19	2,750	2,729
Eagle Mountain & Saginaw TX Independent School District GO	5.000%	8/15/19	1,435	1,493
Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/19	10,000	10,005
El Paso TX GO	5.000%	8/15/18	5,000	5,047
El Paso TX GO	5.000%	8/15/19	3,500	3,642

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	El Paso TX Water & Sewer Revenue	4.000%	3/1/19	1,475	1,503
	El Paso TX Water & Sewer Revenue	4.000%	3/1/19	1,000	1,019
	Fort Bend County TX GO	5.000%	3/1/19	2,000	2,053
	Fort Bend TX Independent School District GO	5.000%	8/15/22	2,455	2,622
	Fort Bend TX Independent School District GO PUT	0.900%	8/1/18	5,375	5,362
	Fort Bend TX Independent School District GO PUT	1.350%	8/1/19	4,000	3,970
	Fort Bend TX Independent School District GO PUT	1.350%	8/1/20	5,700	5,589
	Fort Bend TX Independent School District GO PUT	1.500%	8/1/21	5,500	5,355
	Fort Worth TX GO	5.000%	3/1/19	5,000	5,132
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/20	1,680	1,772
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/20	4,005	4,226
	Fort Worth TX Water & Sewer Revenue	5.250%	2/15/21	1,880	1,987
	Friendswood TX Independent School District GO	5.000%	2/15/19	1,810	1,856
	Frisco TX GO	4.000%	2/15/19	7,650	7,782
	Frisco TX GO	5.000%	2/15/20	8,435	8,889
	Frisco TX Independent School District GO	5.000%	8/15/21	1,500	1,635
	Galveston County TX GO	4.000%	2/1/19	500	508
	Galveston County TX GO	4.000%	2/1/20	1,200	1,244
	Garland TX GO	5.000%	2/15/19	3,000	3,077
	Georgetown TX Independent School District GO PUT	2.000%	8/1/20	12,000	12,231
	Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/21	6,135	6,614
	Goose Creek TX Consolidated Independent School District GO PUT	1.180%	8/15/19	5,000	4,951
	Grand Prairie TX Independent School District GO	5.000%	2/15/19	2,420	2,481
[1,2] Grapevine-Colleyville TX Independent School District GO PUT		1.900%	7/5/18	22,050	22,050
	Grapevine-Colleyville TX Independent School District GO PUT	2.000%	8/1/20	3,750	3,740
	Harlandale TX Independent School District GO PUT	2.000%	8/15/18	25,000	25,009
2	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann
	Healthcare System)	2.580%	6/1/21	1,000	1,007
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/18	2,015	2,041
2	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)
	PUT	2.142%	6/1/20	32,500	32,670
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/19	500	523
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/20	810	868
	Harris County TX GO	5.000%	10/1/18	2,800	2,838
	Harris County TX GO	5.000%	10/1/18	3,675	3,725
	Harris County TX GO	5.000%	10/1/19	1,550	1,618
	Harris County TX GO	5.000%	8/15/20	4,250	4,535
	Harris County TX GO	5.000%	10/1/20	4,635	4,961
	Harris County TX GO	5.000%	10/1/20	3,005	3,216
	Harris County TX Health Facilities Development Corp. Hospital Revenue (CHRISTUS Health)	2.050%	5/3/18 (4)	1,775	1,775
	Harris County TX Health Facilities Development Corp. Hospital Revenue (CHRISTUS Health)	2.050%	5/3/18 (4)	200	200
1	Harris County TX Metropolitan Transit Authority Sales & Use Tax Revenue TOB VRDO	1.780%	5/7/18	6,660	6,660
2	Harris County TX Toll Road Revenue	2.530%	8/15/18	2,100	2,104
2	Harris County TX Toll Road Revenue PUT	2.450%	8/15/18	34,250	34,265
	Hays County TX GO	5.000%	2/15/22	600	660
	Houston TX GO	5.000%	3/1/19 (Prere.)	10,500	10,769
	Houston TX GO	5.000%	3/1/19 (Prere.)	1,145	1,174
	Houston TX GO	5.000%	3/1/20	1,275	1,308
	Houston TX GO	5.000%	3/1/20	2,500	2,635
	Houston TX GO	5.000%	3/1/20	15,000	15,810
	Houston TX GO	5.000%	3/1/20	3,030	3,194
	Houston TX GO	5.000%	3/1/21	2,500	2,693
	Houston TX GO	5.000%	3/1/21	17,850	19,229
	Houston TX GO	5.000%	3/1/22	3,000	3,294
	Houston TX GO	5.000%	3/1/23	1,750	1,954
	Houston TX Independent School District GO	5.000%	2/15/19	17,530	17,974
	Houston TX Independent School District GO	5.000%	2/15/20	18,970	19,980
	Houston TX Independent School District GO	5.000%	2/15/21	17,510	18,886
	Houston TX Independent School District GO PUT	1.375%	6/1/19	1,000	994
	Houston TX Independent School District GO PUT	3.000%	6/1/19	27,520	27,824
	Houston TX Utility System Revenue	5.000%	11/15/18	1,750	1,781
	Houston TX Utility System Revenue	5.000%	11/15/19	3,285	3,439
	Houston TX Utility System Revenue	4.000%	11/15/20	1,780	1,865
	Houston TX Utility System Revenue	4.000%	11/15/21	1,795	1,905
2	Houston TX Utility System Revenue PUT	2.650%	5/1/20	30,500	30,724
	Humble TX Independent School District GO	5.000%	2/15/19	1,135	1,164
	Humble TX Independent School District GO	5.000%	2/15/20	5,260	5,540
	Humble TX Independent School District GO	5.000%	2/15/20	2,060	2,172
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/21	1,250	1,364
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/22	1,000	1,112
	Irving TX Independent School District GO	5.000%	2/15/20	2,000	2,106

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Katy TX Independent School District GO	5.000%	2/15/19	2,500	2,563
Katy TX Independent School District GO	5.000%	2/15/20	2,600	2,738
2 Katy TX Independent School District GO PUT	1.821%	8/15/19	14,590	14,615
Kerrville TX Health Facilities Development Corp. Hospital Revenue (Peterson Regional Medical
Center Project)	4.000%	8/15/18	1,055	1,060
Kerrville TX Health Facilities Development Corp. Hospital Revenue (Peterson Regional Medical
Center Project)	4.000%	8/15/19	1,100	1,121
Klein TX Independent School District GO	5.000%	8/1/18	1,500	1,512
Klein TX Independent School District GO	5.000%	8/1/19	2,025	2,104
Lake Travis TX Independent School District Revenue GO PUT	2.625%	2/15/22	5,000	5,039
Leander TX Independent School District GO	5.000%	8/15/21	1,000	1,090
Lewisville TX Independent School District GO	5.000%	8/15/19	3,555	3,698
Lewisville TX Independent School District GO	5.000%	8/15/22	1,185	1,319
Lone Star College System Texas GO	5.000%	2/15/21	1,000	1,079
1 Lone Star College System Texas GO TOB VRDO	1.780%	5/7/18 (Prere.)	17,400	17,400
Longview TX Independent School District GO	5.000%	2/15/20	1,000	1,053
Lower Colorado River Authority Texas Revenue	5.000%	5/15/21	675	715
1 Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.) TOB VRDO	1.870%	5/7/18	5,370	5,370
Lubbock TX GO	5.000%	2/15/19	1,000	1,025
Lubbock TX GO	5.000%	2/15/20	1,150	1,211
Lubbock TX GO	5.000%	2/15/20	1,010	1,064
Mansfield TX Independent School District GO PUT	2.500%	8/1/21	6,435	6,479
Missouri City TX GO	4.000%	6/15/19	1,000	1,023
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health
System of Texas Obligated Group)	5.000%	8/15/21	1,855	2,019
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	4.000%	11/1/21	730	761
North Central TX Health Facilities Development Corp. Hospital Revenue (Children’s Medical
Center of Dallas Project)	5.000%	8/15/18	750	757
North East TX Independent School District GO PUT	2.000%	8/1/18	4,715	4,717
North East TX Independent School District GO PUT	2.375%	8/1/22	7,000	6,979
North East TX Regional Mobility Authority Revenue	5.000%	1/1/20	650	679
North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/20	1,410	1,496
North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/21	1,450	1,573
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Revenue	5.000%	6/1/21	1,540	1,673
North Texas Municipal Water District Wastewater System Revenue (Upper East Interceptor)	5.000%	6/1/20	1,405	1,492
North Texas Municipal Water District Water System Revenue	5.000%	9/1/19	6,105	6,359
North Texas Municipal Water District Water System Revenue	5.250%	9/1/22	4,405	4,896
North Texas Tollway Authority System Revenue	5.000%	1/1/19	700	715
North Texas Tollway Authority System Revenue	5.000%	1/1/19	2,265	2,313
North Texas Tollway Authority System Revenue	5.000%	1/1/20	2,075	2,178
North Texas Tollway Authority System Revenue	5.000%	1/1/21	4,000	4,297
North Texas Tollway Authority System Revenue	5.000%	1/1/22	2,500	2,742
North Texas Tollway Authority System Revenue	5.000%	1/1/23	2,625	2,932
North Texas Tollway Authority System Revenue	5.000%	1/1/23	2,625	2,921
2 North Texas Tollway Authority System Revenue PUT	2.550%	1/1/19	3,205	3,207
2 North Texas Tollway Authority System Revenue PUT	2.420%	1/1/20	33,940	33,983
1 North Texas Tollway Authority System Revenue TOB VRDO	1.950%	5/7/18	7,500	7,500
1 North Texas Tollway Authority System Revenue TOB VRDO	1.950%	5/7/18	4,000	4,000
1 North Texas Tollway Authority System Revenue TOB VRDO	2.000%	5/7/18	5,670	5,670
1 North Texas Tollway Authority System Revenue TOB VRDO	2.000%	5/7/18	3,485	3,485
Northside Independent School District Texas GO	5.000%	2/15/19	2,505	2,568
Northside Independent School District Texas GO	5.000%	8/1/20	2,315	2,466
Northside Independent School District Texas GO PUT	1.650%	8/1/18	11,250	11,244
Northside Independent School District Texas GO PUT	1.450%	6/1/20	15,935	15,719
Northside Independent School District Texas GO PUT	2.125%	8/1/20	6,315	6,320
Northside Independent School District Texas GO PUT	1.750%	6/1/22	1,855	1,801
Northside Independent School District TX GO	5.000%	2/15/21	1,000	1,078
Pflugerville TX Independent School District GO	5.000%	2/15/20	1,700	1,791
Plano TX Independent School District GO	5.000%	2/15/19	2,335	2,394
Plano TX Independent School District GO	5.000%	2/15/20	16,980	17,884
Richardson TX Independent School District GO	5.000%	2/15/19	1,920	1,968
Rockwall TX GO	4.000%	8/1/18	1,505	1,513
Rockwall TX GO	5.000%	8/1/19	2,300	2,391
Round Rock TX Independent School District GO	4.000%	8/1/18	5,435	5,465
Round Rock TX Independent School District GO	4.500%	8/1/18	1,335	1,344
Round Rock TX Independent School District GO	5.000%	8/1/19	1,795	1,865
Round Rock TX Independent School District GO	5.000%	8/1/20	1,000	1,066
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/19	16,360	16,755
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/19	3,000	3,073

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Antonio TX Electric & Gas Systems Revenue PUT	1.750%	12/1/18	8,000	7,993
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/18	10,150	10,155
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/18	15,000	15,008
San Antonio TX Electric & Gas Systems Revenue PUT	3.000%	12/1/19	45,000	45,696
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/21	22,820	22,570
San Antonio TX GO	5.000%	2/1/20	2,000	2,108
San Antonio TX Independent School District GO	5.000%	2/15/19	5,000	5,126
San Antonio TX Independent School District GO PUT	2.000%	8/1/18	7,145	7,147
San Antonio TX Water Revenue	5.000%	5/15/18	500	501
San Antonio TX Water Revenue	5.000%	5/15/19	250	258
San Antonio TX Water Revenue PUT	2.000%	11/1/21	2,695	2,659
San Antonio TX Water Revenue PUT	2.000%	11/1/22	12,250	12,006
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/21	500	545
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/22	500	555
Spring Branch TX Independent School District GO	5.000%	2/1/19	10,000	10,240
Spring Branch TX Independent School District GO	5.000%	2/1/19	2,615	2,678
Spring Branch TX Independent School District GO	5.000%	2/1/20	1,915	2,015
Spring TX Independent School District GO	4.000%	8/15/18	3,000	3,019
Spring TX Independent School District GO	5.000%	8/15/19	1,000	1,040
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	4.000%	10/1/18	1,350	1,362
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources)
VRDO	1.750%	5/7/18	8,100	8,100
Tarrant County TX GO	5.000%	7/15/18 (Prere.)	2,000	2,013
Tarrant County TX Health Facilities Development Corp. Hospital Revenue (Cook Children’s
Medical Center Project) VRDO	1.710%	5/7/18	20,800	20,800
Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/20	7,000	7,431
Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/21	1,000	1,087
Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/21	2,460	2,675
Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/21	1,755	1,908
Texas GO	5.000%	10/1/18	3,400	3,446
Texas GO	5.000%	10/1/18	4,650	4,713
Texas GO	4.000%	8/1/19	1,320	1,355
Texas GO	5.000%	10/1/19	1,000	1,044
Texas GO	5.000%	10/1/19	14,195	14,820
Texas GO	5.000%	8/1/20	1,000	1,067
Texas GO	5.000%	8/1/20	1,000	1,067
Texas GO	5.000%	10/1/20	1,250	1,339
Texas GO	5.000%	8/1/21	1,000	1,091
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/18	4,500	4,583
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/18	1,825	1,859
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/19	1,350	1,409
Texas State University System Financing System Revenue	5.000%	3/15/19	5,000	5,141
Texas State University System Financing System Revenue	5.000%	3/15/20	4,500	4,758
Texas State University System Financing System Revenue	5.000%	3/15/21	2,250	2,431
Texas TRAN	4.000%	8/30/18	357,940	360,668
Texas Transportation Commission GO	5.000%	10/1/18	17,930	18,171
Texas Transportation Commission GO	5.000%	4/1/19	2,800	2,882
Texas Transportation Commission GO	5.000%	4/1/19	5,335	5,491
Texas Transportation Commission GO	5.000%	4/1/20	2,800	2,962
Texas Transportation Commission GO	5.000%	10/1/20	3,350	3,588
Texas Transportation Commission GO	5.000%	4/1/21	1,245	1,348
2 Texas Transportation Commission GO PUT	2.130%	10/1/18	103,500	103,517
1 Texas Transportation Commission GO TOB VRDO PUT	1.700%	5/1/18	5,495	5,495
Texas Transportation Commission Revenue	4.000%	10/1/18	30,000	30,286
Texas Transportation Commission Revenue	5.000%	4/1/19	4,040	4,160
Texas Transportation Commission Revenue	5.000%	10/1/19	19,935	20,830
Texas Transportation Commission Revenue	5.000%	10/1/19	18,480	19,310
Texas Transportation Commission Revenue	5.000%	4/1/20	4,375	4,625
Texas Transportation Commission Revenue	5.000%	10/1/20	39,750	42,575
Texas Transportation Commission Revenue	5.000%	10/1/20	5,725	6,132
Texas Transportation Commission Revenue PUT	4.000%	10/1/21	6,820	7,203
Texas Transportation Commission Turnpike System Revenue PUT	5.000%	4/1/20	35,440	37,241
Texas Water Development Board Revenue	4.000%	10/15/18	7,380	7,459
Texas Water Development Board Revenue	5.000%	4/15/19	6,940	7,151
Texas Water Development Board Revenue	4.000%	10/15/19	2,200	2,268
Texas Water Development Board Revenue	5.000%	4/15/21	3,675	3,981
4 Texas Water Development Board Revenue	5.000%	4/15/21	4,755	5,148
Texas Water Development Board Revenue	5.000%	8/1/21	4,300	4,688
4 Texas Water Development Board Revenue	5.000% 10/15/21		15,830	17,326
4 Texas Water Development Board Revenue	5.000%	4/15/22	4,750	5,248

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Water Development Board Revenue	5.000%	4/15/22	5,000	5,527
Texas Water Development Board Revenue	5.000%	8/1/22	4,100	4,558
4 Texas Water Development Board Revenue	5.000%	10/15/22	11,305	12,610
Texas Water Financial Assistance GO	5.000%	8/1/20	1,825	1,947
Texas Water Financial Assistance GO	5.000%	8/1/22	1,670	1,821
Texas Water Financial Assistance GO	5.000%	8/1/22	1,520	1,658
Texas Water Financial Assistance GO	5.000%	8/1/22	5,600	6,107
Tomball TX Independent School District GO PUT	1.100%	8/15/19	5,600	5,539
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/20	1,000	1,066
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/21	1,000	1,090
Trinity River Authority of Texas Regional Wastewater System Revenue	3.000%	8/1/22	2,045	2,108
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/22	2,000	2,222
University of North Texas Revenue	5.000%	4/15/19	1,810	1,865
University of North Texas Revenue	5.000%	4/15/20	1,650	1,746
University of Texas Permanent University Fund Revenue	5.000%	7/1/18	2,095	2,106
University of Texas Permanent University Fund Revenue	5.000%	7/1/18	1,235	1,242
University of Texas Permanent University Fund Revenue	5.000%	7/1/19	3,210	3,329
University of Texas Permanent University Fund Revenue	5.000%	7/1/19	16,320	16,926
University of Texas Permanent University Fund Revenue	5.000%	7/1/20	1,000	1,065
University of Texas Permanent University Fund Revenue	5.000%	7/1/21	2,415	2,633
University of Texas Permanent University Fund Revenue	5.250%	7/1/21	1,650	1,811
University of Texas System Revenue Financing System Revenue	4.000%	8/15/18	3,850	3,875
University of Texas System Revenue Financing System Revenue	5.000%	8/15/18	2,900	2,927
University of Texas System Revenue Financing System Revenue	5.000%	8/15/18	5,520	5,571
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	2,300	2,393
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	4,010	4,171
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	13,705	14,256
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	8,000	8,322
University of Texas System Revenue Financing System Revenue	5.000%	2/15/20 (Prere.)	3,500	3,690
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	3,660	3,909
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	1,000	1,068
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	5,100	5,447
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	3,115	3,327
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21	1,880	2,055
University of Texas System Revenue Financing System Revenue	5.000%	8/15/22	2,000	2,230
Williamson County TX GO	5.000%	2/15/20	1,055	1,113
Williamson County TX GO PUT	1.450%	8/15/18	5,000	4,993
				2,189,675
Utah (0.1%)
University of Utah Revenue	4.000%	8/1/18	725	729
University of Utah Revenue	5.000%	8/1/19	1,000	1,039
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/18	1,015	1,025
Utah GO	5.000%	7/1/18	2,925	2,941
Utah GO	5.000%	7/1/20	10,000	10,658
Utah Transit Authority Sales Tax Revenue	5.250%	6/15/20 (4)	1,035	1,107
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/21	5,000	5,445
				22,944
Vermont (0.0%)
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont
Health Network)	3.000%	12/1/18	500	503
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont
Health Network)	4.000%	12/1/19	475	490
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont
Health Network)	4.000%	12/1/20	600	628
Vermont GO	4.000%	8/15/19	2,615	2,690
Vermont Municipal Bond Bank Revenue	5.000%	10/1/21	1,040	1,138
Vermont Municipal Bond Bank Revenue	5.000%	10/1/22	500	557
				6,006
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/19	2,500	2,567

Virginia (2.0%)
Alexandria VA GO	5.000%	7/1/21	1,850	2,020
Arlington County VA GO	5.000%	8/15/20	10,000	10,692
Chesterfield County VA GO	5.000%	1/1/20	8,940	9,401
Chesterfield County VA Water & Sewer Revenue	5.000%	11/1/18	4,610	4,686
Chesterfield County VA Water & Sewer Revenue	5.000%	11/1/19	5,160	5,402
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	4.000%	10/1/18	2,150	2,170
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/19	2,000	2,089

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Fairfax County VA GO	4.000%	4/1/20	2,355	2,449
Fairfax County VA GO	5.000%	10/1/20	11,320	12,147
Fairfax County VA GO	4.000%	10/1/21	3,810	4,058
Fairfax County VA Public Improvement GO	5.000%	4/1/20	4,785	5,066
Henrico County VA GO	5.000%	8/1/18	1,565	1,578
Henrico County VA GO	5.000%	8/1/20	4,185	4,470
Henrico County VA GO	5.000%	8/1/21	5,115	5,593
Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at
Lexington Corp.)	3.000%	1/1/19	300	302
Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at
Lexington Corp.)	3.000%	1/1/20	450	455
Loudoun County VA GO	5.000%	12/1/18	5,120	5,217
Loudoun County VA GO	5.000%	12/1/19	5,105	5,357
Louisa VA Industrial Development Authority Poll Control Revenue (Virginia Electric & Power Co.) PUT	1.750%	5/16/19	10,000	9,952
Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated Group)	5.000%	1/1/19	345	352
Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated Group)	5.000%	1/1/20	500	524
Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated Group)	5.000%	1/1/21	500	536
Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated Group)	5.000%	1/1/22	900	983
Newport News VA Economical Development Authority Residential Care Facilities Revenue	2.000%	12/1/18	450	449
Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/19	1,215	1,245
Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/20	2,705	2,798
2 Norfolk VA Economic Development Authority Hospital Facilities Revenue (Sentara Healthcare) PUT	1.975%	6/29/18	37,500	37,500
Norfolk VA Water Revenue	5.000%	11/1/18	725	737
Peninsula VA Ports Authority Coal Terminal Revenue PUT	1.550%	10/1/19	1,875	1,867
Richmond VA GO	5.000%	3/1/19	3,710	3,809
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	3/1/19	1,000	1,027
Virginia Beach VA GO	5.000%	4/1/19	1,025	1,055
Virginia Beach VA GO	5.000%	2/1/21	1,775	1,918
Virginia Beach VA GO	4.000%	7/15/21	1,100	1,127
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	4,095	4,195
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	1,000	1,024
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	14,875	15,236
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	1,150	1,178
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/20	3,190	3,358
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/20	2,215	2,332
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/20	2,275	2,395
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	500	539
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	2,140	2,309
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	5,930	6,398
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	4,720	5,093
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21 (ETM)	95	102
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/19	3,010	3,135
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/20	10,295	11,004
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/18	8,030	8,039
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/19	6,755	6,979
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/20	7,095	7,526
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/22	1,000	1,107
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/23	2,500	2,814
Virginia GO	5.000%	6/1/21	1,000	1,089
1 Virginia GO TOB VRDO	1.780%	8/2/18	9,175	9,175
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/18	7,890	7,954
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/18	10,170	10,252
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/21	1,000	1,092
4 Virginia Public Building Authority Revenue	5.000%	8/1/21	5,405	5,897
4 Virginia Public Building Authority Revenue	5.000%	8/1/22	5,685	6,322
Virginia Public School Authority Revenue	5.000%	8/1/18	4,325	4,360
Virginia Public School Authority Revenue	5.000%	8/1/20	6,015	6,422

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia Public School Authority Revenue	5.000%	8/1/21	1,115	1,215
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/20	13,570	14,373
				301,945
Washington (2.8%)
2 Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue PUT	2.450%	11/1/18	36,850	36,858
2 Everett WA GO PUT	2.150%	12/1/19	3,545	3,550
Grant County WA Public Utility District No. 2 Electric System Revenue	5.000%	1/1/22	600	658
King County WA GO	5.000%	7/1/18	7,515	7,555
King County WA GO	5.000%	12/1/18	2,745	2,797
King County WA GO	4.000%	6/1/19	3,610	3,697
King County WA GO	5.000%	12/1/19	2,885	3,028
King County WA School District No. 414 GO	4.000%	12/1/19	1,020	1,054
King County WA School District No. 414 GO	5.000%	12/1/21	1,000	1,100
Pierce County WA School District No. 10 (Tacoma) GO	5.000%	12/1/18	5,000	5,094
Pierce County WA School District No. 10 (Tacoma) GO	4.000%	6/1/19	5,000	5,117
Pierce County WA School District No. 10 (Tacoma) GO	5.000%	12/1/19	3,500	3,670
Port of Seattle WA Revenue	5.000%	3/1/19	4,500	4,620
Port of Seattle WA Revenue	5.000%	1/1/20	2,350	2,471
Port of Seattle WA Revenue	5.000%	1/1/21	1,345	1,447
Seattle WA Drain and Wastewater Revenue	5.000%	7/1/21	4,895	5,335
Seattle WA GO	5.000%	6/1/19	4,500	4,656
Seattle WA GO	5.000%	6/1/20	4,360	4,637
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/21 (Prere.)	1,355	1,460
Seattle WA Municipal Light & Power Revenue	5.000%	4/1/21	1,000	1,083
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/23	7,630	8,022
2 Seattle WA Municipal Light & Power Revenue PUT	2.430%	11/1/18	6,750	6,752
2 Seattle WA Municipal Light & Power Revenue PUT	2.430%	11/1/18	8,550	8,552
Seattle WA Water System Revenue	5.000%	5/1/18	5,850	5,850
Seattle WA Water System Revenue	5.000%	5/1/20	4,000	4,243
Tobacco Settlement Authority Washington Revenue	5.000%	6/1/18	3,215	3,222
University of Washington Revenue	5.000%	12/1/18	1,135	1,157
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/18	2,300	2,309
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	4,890	5,207
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/22	5,755	6,252
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/22	1,680	1,827
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/18	5,000	5,052
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/18	13,957	14,103
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/19	19,645	20,433
Washington GO	5.000%	1/1/19 (Prere.)	2,000	2,043
Washington GO	5.000%	2/1/19	10,190	10,434
Washington GO	0.000%	7/1/19 (14)(ETM)	4,000	3,911
Washington GO	5.000%	7/1/19	22,835	23,667
Washington GO	5.000%	7/1/19	21,620	22,408
Washington GO	4.000%	8/1/19	15,435	15,846
Washington GO	5.000%	8/1/19	4,500	4,675
Washington GO	5.000%	2/1/20	5,350	5,634
Washington GO	5.000%	2/1/20	4,820	5,075
Washington GO	5.000%	8/1/20	3,155	3,366
Washington GO	5.000%	1/1/21	2,000	2,154
Washington GO	5.000%	7/1/21	4,195	4,460
Washington GO	5.000%	8/1/21	22,540	24,611
Washington GO	5.000%	8/1/21	12,720	13,888
Washington GO	5.000%	7/1/22	9,620	10,463
1 Washington GO TOB VRDO	1.780%	5/7/18	5,005	5,005
1 Washington GO TOB VRDO	1.780%	5/7/18	29,420	29,420
1 Washington GO TOB VRDO	1.780%	5/7/18 (Prere.)	11,790	11,790
1 Washington Health Care Facilities Authority Revenue (MultiCare Health System) TOB VRDO	1.800%	5/7/18	9,690	9,690
Washington Health Care Facilities Authority Revenue (Providence Health & Services) PUT	5.000%	10/1/21	1,850	2,027
Washington Health Care Facilities Authority Revenue (Providence Health & Services) VRDO	1.820%	5/7/18	22,875	22,875
				426,310
West Virginia (0.2%)
Mason County WV Pollution Control Revenue (Appalachian Power Co. Project) PUT	1.625%	10/1/18	6,000	5,986
1 West Virginia Economic Development Authority Lottery Revenue TOB VRDO	1.850%	5/7/18	7,210	7,210
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	1.900%	4/1/19	8,000	7,965
West Virginia GO	5.000%	6/1/20	1,400	1,487
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/21	2,030	2,207
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/22	2,130	2,361
2 West Virginia University Revenue PUT	2.280%	10/1/19	3,500	3,501
				30,717

Short-Term Tax-Exempt Fund

Face	Market
Maturity	Amount	Value•
Coupon	Date	($000)	($000)
Wisconsin (1.1%)
Madison WI GO	4.000%	10/1/19	2,395	2,468
Milwaukee WI GO	3.000%	3/1/19	13,575	13,702
Milwaukee WI GO	4.000%	3/1/20	13,130	13,597
Wisconsin GO	5.000%	5/1/19	23,380	24,123
Wisconsin GO	5.000%	5/1/19 (2)	4,000	4,127
Wisconsin GO	5.000%	5/1/20	23,790	25,233
Wisconsin GO	5.000%	5/1/21	1,250	1,358
Wisconsin GO	5.000%	11/1/21	5,000	5,492
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/20	300	317
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/22	1,000	1,096
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit
Group) PUT	4.000%	5/30/19	13,325	13,596
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit
Group) PUT	1.375%	12/3/19	19,580	19,348
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/20	1,000	1,056
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/21	1,000	1,080
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.
Obligated Group)	5.000% 11/15/18	750	763
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	6.625%	2/15/19 (Prere.)	6,150	6,373
Wisconsin Health & Educational Facilities Authority Revenue (University of Wisconsin Medical
Foundation) VRDO	1.820%	5/7/18 LOC	35	35
Wisconsin Health and Educational Facilities Authority (Aurora Health Care, Inc.) CP	1.700%	7/5/18 LOC	20,000	19,996
Wisconsin Housing & Economic Development Authority Revenue PUT	1.950%	5/1/20	3,750	3,732
Wisconsin Public Finance Authority Revenue (Church Home of Hartford Inc.)	4.000%	9/1/20	325	333
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated
Group)	5.000%	11/15/18	690	702
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated
Group)	5.000%	11/15/19	440	461
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated
Group)	5.000%	11/15/20	425	455
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated
Group)	5.000%	11/15/21	750	818
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated
Group)	5.000%	11/15/22	750	829
Wisconsin Transportation Revenue	5.000%	7/1/19	2,220	2,302
163,392
Total Tax-Exempt Municipal Bonds (Cost $15,355,812)	15,265,943

Shares
Temporary Cash Investment (1.8%)
Money Market Fund (1.8%)
6	Vanguard Municipal Cash Management Fund (Cost $276,045)	1.700%	2,760,475	276,047
Total Investments (100.6%) (Cost $15,631,857)	15,541,990

Amount
($000)
Other Assets and Liabilities (-0.6%)
Other Assets
Investment in Vanguard	856
Receivables for Investment Securities Sold	10,065
Receivables for Accrued Income	147,000
Receivables for Capital Shares Issued	29,873
Variation Margin Receivable—Futures Contracts	197
Other Assets	1,284
Total Other Assets	189,275
Liabilities
Payables for Investment Securities Purchased	(240,773)
Payables for Capital Shares Redeemed	(33,696)
Payables for Distributions	(4,949)
Payables to Vanguard	(8,839)
Variation Margin Payable—Futures Contracts	(143)
Total Liabilities	(288,400)
Net Assets (100%)	15,442,865

Short-Term Tax-Exempt Fund

At April 30, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	15,550,916
Overdistributed Net Investment Income	(94)
Accumulated Net Realized Losses	(18,863)
Unrealized Appreciation (Depreciation)
Investment Securities	(89,867)
Futures Contracts	773
Net Assets	15,442,865

Investor Shares—Net Assets
Applicable to 69,545,106 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,090,248
Net Asset Value Per Share—Investor Shares	$15.68

Admiral Shares—Net Assets
Applicable to 915,528,988 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,352,617
Net Asset Value Per Share—Admiral Shares	$15.68

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the aggregate value of these securities was $1,977,603,000, representing 12.8% of net assets.
2 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.
3 Securities with a value of $982,000 have been segregated as initial margin for open futures contracts.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2018.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S.
Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.

  See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by letter of credit. Below is a summary of the entities providing such guarantees:

Entity Name	Market Value
JPMorgan Chase Bank NA	$212,761,000
Royal Bank of Canada	175,805,000
Barclays Bank PLC	156,710,000
Deutsche Bank Trust Company America	132,500,000
Citibank NA	93,800,000
Deutsche Bank AG	76,305,000
Bank of America NA	55,565,000
Federal Home Loan Mortgage Corp.	50,835,000
Sumitomo Mitsui Banking Corp.	32,440,000
MUFG Bank, Ltd.	21,415,000
Other	50,790,000
Total	1,058,926,000

Short-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2018	529	67,654	193
Short Futures Contracts
5-Year U.S. Treasury Note	June 2018	(1,927)	(218,730)	602
10-Year U.S. Treasury Note	June 2018	(399)	(47,730)	(22)
				580
				773

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Short-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
April 30, 2018
($000)
Investment Income
Income
Interest[1]	110,267
Total Income	110,267
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,008
Management and Administrative—
Investor Shares	851
Management and Administrative—
Admiral Shares	4,670
Marketing and Distribution—
Investor Shares	128
Marketing and Distribution—
Admiral Shares	572
Custodian Fees	78
Shareholders’ Reports and Proxy—
Investor Shares	24
Shareholders’ Reports and Proxy—
Admiral Shares	58
Trustees’ Fees and Expenses	5
Total Expenses	7,394
Net Investment Income	102,873
Realized Net Gain (Loss)
Investment Securities Sold[1]	(12,558)
Futures Contracts	(2,400)
Realized Net Gain (Loss)	(14,958)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities[1]	(93,566)
Futures Contracts	704
Change in Unrealized Appreciation
(Depreciation)	(92,862)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(4,947)

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,354,000, ($5,000), and $7,000, respectively.

Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	102,873	161,292
Realized Net Gain (Loss)	(14,958)	5,397
Change in Unrealized Appreciation (Depreciation)	(92,862)	(14,411)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,947)	152,278
Distributions
Net Investment Income
Investor Shares	(7,208)	(12,471)
Admiral Shares	(95,740)	(148,774)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(102,948)	(161,245)
Capital Share Transactions
Investor Shares	(129,827)	(5,090)
Admiral Shares	552,664	1,303,306
Net Increase (Decrease) from Capital Share Transactions	422,837	1,298,216
Total Increase (Decrease)	314,942	1,289,249
Net Assets
Beginning of Period	15,127,923	13,838,674
End of Period[1]	15,442,865	15,127,923
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($94,000) and $16,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$15.79	$15.80	$15.83	$15.86	$15.87	$15.93
Investment Operations
Net Investment Income	. 098[1]	.160[1]	.131	.110	.115	.141
Net Realized and Unrealized Gain (Loss)
on Investments	(.109)	(.010)	(.030)	(.030)	(.010)	(.060)
Total from Investment Operations	(.011)	.150	.101	.080	.105	.081
Distributions
Dividends from Net Investment Income	(.099)	(.160)	(.131)	(.110)	(.115)	(.141)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.099)	(.160)	(.131)	(.110)	(.115)	(.141)
Net Asset Value, End of Period	$15.68	$15.79	$15.80	$15.83	$15.86	$15.87

Total Return[2]	-0.07%	0.95%	0.64%	0.51%	0.66%	0.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,090	$1,228	$1,234	$1,366	$1,713	$1,822
Ratio of Total Expenses to
Average Net Assets	0.19%	0.19%	0.19%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.26%	1.01%	0.83%	0.70%	0.72%	0.89%
Portfolio Turnover Rate	28%	36%	29%	32%	27%	30%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$15.79	$15.80	$15.83	$15.86	$15.87	$15.93
Investment Operations
Net Investment Income	.106[1]	.176[1]	.147	.123	.128	.154
Net Realized and Unrealized Gain (Loss)
on Investments	(.110)	(.010)	(.030)	(.030)	(.010)	(.060)
Total from Investment Operations	(.004)	.166	.117	.093	.118	.094
Distributions
Dividends from Net Investment Income	(.106)	(.176)	(.147)	(.123)	(.128)	(.154)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.106)	(.176)	(.147)	(.123)	(.128)	(.154)
Net Asset Value, End of Period	$15.68	$15.79	$15.80	$15.83	$15.86	$15.87

Total Return[2]	-0.02%	1.05%	0.74%	0.59%	0.74%	0.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,353	$13,900	$12,604	$11,029	$11,100	$10,240
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.36%	1.11%	0.93%	0.78%	0.80%	0.97%
Portfolio Turnover Rate	28%	36%	29%	32%	27%	30%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2018, the fund’s average investments in long and short futures contracts each represented 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2014–2017), and for the period ended April 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2018, or at any time during the period then ended.

Short-Term Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2018, the fund had contributed to Vanguard capital in the amount of $856,000 representing 0.01% of the fund’s net assets and 0.34% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of April 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	15,265,943	—
Temporary Cash Investments	276,047	—	—
Futures Contracts—Assets[1]	197	—	—
Futures Contracts—Liabilities[1]	(143)	—	—
Total	276,101	15,265,943	—
1 Represents variation margin on the last day of the reporting period.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2017, the fund had available capital losses totaling $3,580,000 to offset future net capital gains through October 31, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2018; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Short-Term Tax-Exempt Fund

At April 30, 2018, the cost of investment securities for tax purposes was $15,632,113,000. Net unrealized appreciation of investment securities for tax purposes was $90,123,000, consisting of unrealized gains of $4,880,000 on securities that had risen in value since their purchase and $95,003,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2018, the fund purchased $2,681,421,000 of investment securities and sold $1,560,910,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2018, such purchases and sales were $879,230,000 and $733,705,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		April 30, 2018	October 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	208,162	13,243	525,767	33,337
Issued in Lieu of Cash Distributions	6,005	382	10,247	649
Redeemed	(343,994)	(21,883)	(541,104)	(34,306)
Net Increase (Decrease)—Investor Shares	(129,827)	(8,258)	(5,090)	(320)
Admiral Shares
Issued	3,946,781	251,094	7,183,378	455,477
Issued in Lieu of Cash Distributions	69,729	4,440	106,416	6,743
Redeemed	(3,463,846)	(220,428)	(5,986,488)	(379,572)
Net Increase (Decrease)—Admiral Shares	552,664	35,106	1,303,306	82,648

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2018, that would require recognition or disclosure in these financial statements.

Limited-Term Tax-Exempt Fund

Fund Profile
As of April 30, 2018

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VMLTX	VMLUX
Expense Ratio[1]	0.19%	0.09%
30-Day SEC Yield	2.00%	2.10%

Financial Attributes
Bloomberg
Barclays Bloomberg
		1–5 Year	Barclays
		Municipal	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	4,976	17,140	52,893
Yield to Maturity
(before expenses)	2.3%	2.2%	2.8%
Average Coupon	4.3%	4.8%	4.7%
Average Duration	2.5 years	2.7 years	6.0 years
Average Stated
Maturity	3.4 years	3.2 years	12.8 years
Short-Term Reserves 6.0%		—	—

Largest Area Concentrations[2]
New York	13.7%
Texas	11.7
California	7.8
Illinois	6.9
Pennsylvania	5.4
New Jersey	4.7
Ohio	4.1
Florida	3.5
Maryland	3.5
Massachusetts	3.3
Top Ten	64.6%

Volatility Measures
	Bloomberg
	Barclays	Bloomberg
	1–5 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.97	0.81
Beta	0.98	0.43

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity (% of portfolio)
Under 6 Months	15.2%
6 Months–1 Year	3.7
1–2 Years	15.6
2–3 Years	15.3
3–4 Years	14.1
4–5 Years	12.5
Over 5 Years	23.6

Distribution by Credit Quality (% of portfolio)
AAA	20.4%
AA	42.5
A	26.4
BBB	8.3
BB	0.6
B or Lower	0.7
Not Rated	1.1

Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2018, the annualized expense ratios were
0.19% for Investor Shares and 0.09% for Admiral Shares.
2 Percentage of net assets, excluding any futures contracts.

Limited-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2007–April 30, 2018
				Bloomberg
				Barclays
				1–5 Year
				Municipal
		Investor Shares		Bond Index
	Income	Capital	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2008	3.43%	-0.75%	2.68%	3.92%
2009	2.92	3.00	5.92	7.51
2010	2.40	1.64	4.04	4.32
2011	2.25	-0.72	1.53	2.15
2012	1.94	0.99	2.93	3.17
2013	1.67	-1.07	0.60	0.93
2014	1.63	0.18	1.81	1.98
2015	1.51	-0.36	1.15	1.39
2016	1.49	-0.18	1.31	1.09
2017	1.52	-0.45	1.07	1.32
2018[1]	0.83	-1.64	-0.81	-0.94

Average Annual Total Returns: Periods Ended March 31, 2018
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

					Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	8/31/1987	0.66%	0.96%	1.99%	-0.02%	1.97%
Admiral Shares	2/12/2001	0.76	1.05	2.08	-0.02	2.06

1 Six months ended April 30, 2018.

  See Financial Highlights for dividend and capital gains information.

Limited-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
Alabama (1.8%)
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/23	6,040	6,854
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/24	10,255	11,799
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/24	8,065	9,279
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/25	6,075	7,091
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	1/1/23	14,365	16,111
Alabama Special Care Facilities Financing Authority Birmingham Revenue (Ascension Health
Credit Group) PUT	1.850%	11/1/22	9,000	8,756
Auburn University Alabama General Fee Revenue	5.000%	6/1/19	2,000	2,068
Baldwin County AL Board of Education Revenue	5.000%	6/1/21	1,000	1,085
Baldwin County AL Board of Education Revenue	5.000%	6/1/22	1,500	1,657
Birmingham AL Special Care Facilities Financing Authority Revenue (Ascension Health Credit Group)
PUT	1.500%	5/1/20	4,085	4,024
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/23	1,000	1,115
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/23	430	478
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	5.000%	12/1/20	725	773
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	5.000%	12/1/21	1,000	1,084
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	5.000%	12/1/22	2,255	2,476
1 Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	2.164%	12/1/23	60,000	60,000
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23	90,000	95,827
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	5.000%	12/1/23	7,265	8,065
Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/21	60,495	63,132
Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	7/1/22	73,000	76,889
City of Huntsville AL Electric System Revenue	5.000%	12/1/24	350	404
Houston County AL Health Care Authority Revenue	5.000%	10/1/24	3,050	3,387
Houston County AL Health Care Authority Revenue	5.000%	10/1/25	1,000	1,106
Huntsville AL Electric System Revenue	5.000%	12/1/23	250	285
Huntsville AL Electric System Revenue	5.000%	12/1/23	200	228
Huntsville AL Electric System Revenue	5.000%	12/1/24	365	421
Huntsville AL Electric System Revenue	4.000%	12/1/25	200	220
Huntsville AL Electric System Revenue	5.000%	12/1/25	300	351
Huntsville AL Water System Revenue	5.000%	11/1/20	1,000	1,074
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/21	3,065	3,281
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/22	4,365	4,753
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/23	4,565	5,045
Jefferson County AL Revenue	5.000%	9/15/19	935	975
Jefferson County AL Revenue	5.000%	9/15/20	1,250	1,334
Jefferson County AL Revenue	5.000%	9/15/21	1,625	1,769
Jefferson County AL Revenue	5.000%	9/15/22	625	691
Jefferson County AL Revenue	5.000%	9/15/23	2,500	2,799
Jefferson County AL Revenue	5.000%	9/15/24	6,725	7,595
Jefferson County AL Sewer Revenue	5.000%	10/1/18	1,500	1,515
Jefferson County AL Sewer Revenue	5.000%	10/1/21	1,300	1,392
Mobile AL Industrial Development Board Pollution Control Revenue (Alabama Power Co.) PUT	1.625%	10/2/18	10,000	9,985
Mobile County AL Board of School Commissioners GO	5.000%	3/1/22	1,010	1,099
Mobile County AL Board of School Commissioners GO	5.000%	3/1/22	600	653
Tuscaloosa AL Public Educational Building Authority Student Housing Revenue (Ridgecrest Student
Housing LLC)	5.000%	7/1/22 (15)	3,485	3,810
Tuscaloosa AL Public Educational Building Authority Student Housing Revenue (Ridgecrest Student
Housing LLC)	5.000%	7/1/23 (15)	3,660	4,076
Tuscaloosa AL Public Educational Building Authority Student Housing Revenue (Ridgecrest Student
Housing LLC)	5.000%	7/1/24 (15)	3,845	4,335
Tuscaloosa County AL Board of Education Special Tax Revenue	5.000%	2/1/23	200	223
Tuscaloosa County AL Board of Education Special Tax Revenue	5.000%	2/1/24	150	170
Tuscaloosa County AL Board of Education Special Tax Revenue	5.000%	2/1/27	275	322

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Alabama General Revenue	5.000%	7/1/18	4,680	4,705
University of Alabama General Revenue	5.000%	7/1/19	5,345	5,540
University of South Alabama University Facilities Revenue	5.000%	11/1/20	1,395	1,489
University of South Alabama University Facilities Revenue	5.000%	11/1/21	825	898
University of South Alabama University Facilities Revenue	5.000%	10/1/22 (15)	325	361
University of South Alabama University Facilities Revenue	5.000%	11/1/22	1,080	1,194
University of South Alabama University Facilities Revenue	5.000%	10/1/23 (15)	500	563
University of South Alabama University Facilities Revenue	5.000%	10/1/24 (15)	525	599
University of South Alabama University Facilities Revenue	5.000%	10/1/26 (15)	800	936
				458,146
Alaska (0.3%)
Alaska GO	5.000%	8/1/22	5,590	6,204
Alaska GO	5.000%	8/1/25	1,435	1,599
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/21	2,265	2,466
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/22	1,755	1,943
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/22	2,410	2,668
2 Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/23	4,785	5,365
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/23	2,530	2,836
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/19	2,000	2,073
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/21	10,140	10,883
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/22	10,265	11,176
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/23	13,645	15,220
Alaska State International Airport Revenue	5.000%	10/1/23	525	592
Alaska State International Airport Revenue	5.000%	10/1/24	1,555	1,777
Anchorage AK GO	5.000%	9/1/21	2,000	2,184
Anchorage AK GO	5.000%	9/1/21	2,605	2,845
Anchorage AK GO	5.000%	9/1/21	1,000	1,092
Anchorage AK GO	5.000%	9/1/22	2,000	2,223
Anchorage AK GO	5.000%	9/1/22	1,665	1,851
Anchorage AK Wastewater Revenue	5.000%	5/1/23	750	845
Anchorage AK Wastewater Revenue	5.000%	5/1/24	600	686
Anchorage AK Wastewater Revenue	5.000%	5/1/25	575	666
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/20	1,725	1,836
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/21	1,950	2,116
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/22	1,525	1,682
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/23	4,160	4,647
				87,475
Arizona (1.4%)
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/19	325	337
Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/19	2,140	2,223
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/20	1,045	1,112
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/20	1,140	1,213
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/20	6,000	6,386
Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/20	1,700	1,812
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21	500	545
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21	1,170	1,274
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21	300	327
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21	975	1,062
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21	625	681
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21	5,000	5,446
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21	10,000	10,893
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	300	333
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	455	506
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	425	472
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	600	667
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	3,190	3,546
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	3,185	3,541
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/23	500	566
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/23	500	566
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/23	690	781
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/23	750	849
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/23	1,500	1,698
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/24	400	460
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/24	400	460
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/25	800	916
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/25	600	701
Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/19	1,605	1,658
Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/19	710	733
Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/20	1,310	1,390
Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/20	585	621
Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/21	1,250	1,358

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/21	1,000	1,086
Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/22	1,000	1,107
Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/22	500	553
Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/23	480	539
Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/24	500	569
Arizona COP	5.000%	10/1/18	900	912
Arizona COP	4.000%	9/1/19	1,500	1,541
Arizona COP	5.000%	9/1/20	4,300	4,592
Arizona COP	5.000%	9/1/21	6,380	6,957
Arizona COP	5.000%	10/1/22	4,910	5,455
Arizona COP	5.000%	10/1/23	6,530	7,373
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/19	2,600	2,655
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/20	4,550	4,760
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/21	1,000	1,068
1 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	3.600%	2/5/20	20,000	20,333
1 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	3.600%	2/5/20	5,000	5,083
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/19	600	628
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/20	1,305	1,396
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/21	1,000	1,091
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/22	810	898
Arizona School Facilities Board COP	5.000%	9/1/18	1,500	1,516
Arizona School Facilities Board COP	5.000%	9/1/20	11,015	11,763
Arizona School Facilities Board COP	5.000%	9/1/21	7,000	7,633
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/20	1,505	1,601
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/22	1,770	1,960
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/21	9,000	9,809
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/22	3,350	3,720
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23	3,500	3,950
Arizona Transportation Board GAN	5.000%	7/1/23	1,000	1,129
Arizona Transportation Board GAN	5.000%	7/1/24	1,000	1,146
Arizona Transportation Board Highway Revenue	5.000%	7/1/20	3,380	3,599
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/19 (ETM)	530	553
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/19	1,470	1,536
Glendale AZ GO	4.000%	7/1/21 (4)	3,400	3,591
Glendale AZ GO	5.000%	7/1/22 (4)	1,670	1,851
Glendale AZ Industrial Development Authority Senior Living Facilities Revenue (Royal Oaks Life
Care Community)	4.000%	5/15/20	450	467
Glendale AZ Industrial Development Authority Senior Living Facilities Revenue (Royal Oaks Life
Care Community)	4.000%	5/15/21	750	789
Glendale AZ Industrial Development Authority Senior Living Facilities Revenue (Royal Oaks Life
Care Community)	4.000%	5/15/22	750	796
Glendale AZ Industrial Development Authority Senior Living Facilities Revenue (Royal Oaks Life
Care Community)	4.000%	5/15/23	750	801
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/20	2,770	2,943
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/21	2,900	3,147
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/22	3,100	3,423
Goodyear Public Improvement Corp. Municipal Facilities Revenue	5.000%	7/1/21	800	869
Goodyear Public Improvement Corp. Municipal Facilities Revenue	5.000%	7/1/22	1,500	1,659
Goodyear Public Improvement Corp. Municipal Facilities Revenue	5.000%	7/1/24	900	1,024
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health
Obligated Group)	5.000%	1/1/21	3,500	3,757
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health
Obligated Group)	5.000%	1/1/22	3,650	4,006
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health
Obligated Group)	5.000%	1/1/23	5,500	6,143
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health
Obligated Group)	5.000%	1/1/24	2,250	2,550
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health
Obligated Group) PUT	5.000%	10/18/24	9,000	10,277
Maricopa County AZ Unified School District No. 4 (Mesa) GO	4.000%	7/1/19	3,750	3,843
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/20	450	479
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/21	335	365
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/22	200	222
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/21	2,000	2,177
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/22	1,775	1,971
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/23	11,755	13,279
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/20	17,055	18,159
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/21	12,360	13,471
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/19	3,155	3,264
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/20	2,840	3,015
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/21	3,000	3,259

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pima County AZ Sewer Revenue	5.000%	7/1/19	1,000	1,037
Pima County AZ Sewer Revenue	5.000%	7/1/22	7,250	8,050
Pima County AZ Tucson Unified School District No. 1 GO	5.000%	7/1/21 (15)	400	435
Pima County AZ Tucson Unified School District No. 1 GO	5.000%	7/1/22 (15)	1,000	1,108
Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/20	4,850	5,189
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/18	4,520	4,606
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/19 (Prere.)	13,125	13,406
Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/18	165	168
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	1,565	1,638
Scottsdale AZ GO	5.000%	7/1/19	1,860	1,929
Scottsdale AZ GO	4.000%	7/1/20	11,150	11,649
Tempe AZ Industrial Development Authority Revenue (Mirabella at ASU Project)	4.000%	10/1/23	10,000	10,002
University Medical Center Corp. Arizona Hospital Revenue	5.000%	7/1/21 (ETM)	2,740	2,975
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue (Northern Arizona
Healthcare System)	5.000%	10/1/18	2,185	2,214
Yavapai County AZ Industrial Development Authority Solid Waste Disposal Revenue (Republic
Services Inc.) PUT	1.500%	6/1/18	9,250	9,246
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/20	1,000	1,058
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/21	750	808
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/22	1,100	1,206
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/23	1,000	1,112
				363,077
Arkansas (0.3%)
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health)	5.000%	12/1/20	4,300	4,614
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health)	5.000%	12/1/21	4,560	4,992
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health)	5.000%	12/1/22	700	779
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health) PUT	3.750%	9/1/25	24,000	24,396
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/21	920	985
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/22	760	827
Arkansas Federal Highway Grant Anticipation & Tax Revenue GO	5.000%	10/1/21	5,000	5,480
Baxter County AR Hospital Revenue	5.000%	9/1/20	1,385	1,453
Baxter County AR Hospital Revenue	5.000%	9/1/21	1,140	1,213
Baxter County AR Hospital Revenue	5.000%	9/1/22	1,000	1,075
Baxter County AR Hospital Revenue	5.000%	9/1/23	1,410	1,529
Independence County AR Pollution Control Revenue (Entergy Arkansas, Inc. Project)	2.375%	1/1/21	15,000	15,040
3 Springdale AR Sales and Use Revenue	5.000%	4/1/25 (15)	3,585	4,063
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/23	355	403
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/24	405	465
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/25	275	321
				67,635
California (7.8%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/18	1,000	1,005
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/19	1,050	1,089
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/19	1,000	1,039
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	4.000%	8/1/20	500	523
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/19	1,010	1,055
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/20 (2)(ETM)	5,485	5,234
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/20 (2)	115	107
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/20	1,730	1,856
Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/21	1,200	1,326
Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/22	1,540	1,736
Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/23	1,830	2,101
Antelope Valley-East Kern CA Water Agency Revenue	4.000%	6/1/21	1,000	1,063
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/21	3,350	3,553
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	15,400	15,412
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.450%	10/1/19	9,825	9,870
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.375%	4/1/20	34,965	34,713
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	27,500	27,559
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.350%	4/1/20	2,500	2,516
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	23,100	22,945
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.650%	5/1/23	28,500	29,122
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.650%	5/1/23	4,000	4,087
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/24	30,400	29,163
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	4,800	4,615
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment
Project AB)	5.000%	8/1/18	1,200	1,210
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment
Project AB)	5.000%	8/1/19	2,000	2,081
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment
Project AB)	5.000%	8/1/20	2,200	2,351

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/19	1,210	1,257
California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/20	1,200	1,285
California Department of Water Resources Power Supply Revenue	5.000%	5/1/19	10,000	10,334
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	23,000	25,103
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	54,000	60,304
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/18 (ETM)	5	5
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/18	1,360	1,387
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19 (ETM)	10	10
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19	3,990	4,195
1 California Department of Water Resources Water System Revenue (Central Valley Project) PUT	1.970%	12/1/20	12,250	12,256
California Economic Recovery GO	5.000%	7/1/18 (ETM)	32,295	32,472
California Economic Recovery GO	5.000%	7/1/18 (ETM)	9,305	9,356
California GO	5.000%	9/1/18	32,260	32,623
California GO	5.000%	10/1/18	34,000	34,476
California GO	5.000%	9/1/19	17,825	18,583
California GO	5.000%	9/1/19	19,000	19,808
California GO	5.000%	2/1/20	44,500	46,929
California GO	5.000%	11/1/20	21,520	23,156
California GO	5.000%	12/1/20	25,475	27,468
California GO	5.000%	2/1/21	10,000	10,817
California GO	5.000%	8/1/21	4,425	4,845
California GO	5.000%	8/1/21	14,000	15,328
California GO	5.000%	9/1/21	10,000	10,968
California GO	5.000%	10/1/21	28,000	30,768
California GO	5.000%	10/1/21	41,940	46,086
California GO	5.000%	11/1/21	49,440	54,426
California GO	5.000%	9/1/22	10,000	11,194
California GO	5.000%	8/1/23	16,500	18,777
California GO	4.000%	11/1/23	2,220	2,423
California GO	5.000%	11/1/24	12,000	13,914
California GO	3.500%	8/1/27	10,000	10,795
1 California GO PUT	2.148%	12/3/18	6,500	6,503
1 California GO PUT	2.040%	12/1/20	20,000	20,033
California GO PUT	4.000%	12/1/21	21,700	22,877
1 California GO PUT	2.130%	12/1/22	27,000	27,072
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	3.000%	3/1/19	6,045	6,103
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	3.000%	3/1/20	6,290	6,406
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/21	850	892
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.000%	3/1/19	5,125	5,258
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/22	1,465	1,582
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/18	3,000	3,029
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	4.000%	11/15/18	1,000	1,012
California Health Facilities Financing Authority Revenue (El Camino Hospital)	4.000%	2/1/21	1,500	1,577
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/22	750	826
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/22	1,035	1,140
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/23	680	762
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/24	1,020	1,161
California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	47,560	53,189
California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	8,000	8,947
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/21	750	825
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/22	2,205	2,478
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated
Group) PUT	1.250%	10/1/20	6,400	6,287
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/19	23,500	24,497
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	10,000	10,717
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	1.700%	10/18/22	10,000	9,751
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/18/22	6,000	6,686
California Health Facilities Financing Authority Revenue (Sutter Health) PUT	1.000%	8/15/19	6,000	5,923
California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts
& Sciences Obligated Group)	5.000%	11/1/22	1,000	1,122
1 California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts
& Sciences Obligated Group) PUT	2.280%	11/1/20	20,000	20,004
4 California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts
& Sciences Obligated Group) TOB VRDO	1.950%	5/7/18	6,670	6,670
1 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	1.986%	4/1/20	9,375	9,375
1 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	1.986%	4/1/20	7,500	7,500
California Infrastructure & Economic Development Bank Revenue (Pacific Gas & Electric Co.) PUT	1.750%	6/1/22	4,000	3,808
1 California Infrastructure & Economic Development Bank Revenue PUT	1.980%	2/1/21	25,000	25,045
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/21	1,300	1,427
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/22	135	151
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/23	415	469

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Municipal Finance Authority Revenue (Community Hospitals of Central California
Obligated Group)	5.000%	2/1/21	1,000	1,070
California Municipal Finance Authority Revenue (Community Hospitals of Central California
Obligated Group)	5.000%	2/1/22	500	545
California Municipal Finance Authority Revenue (Community Hospitals of Central California
Obligated Group)	5.000%	2/1/23	835	924
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/24	725	813
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/25	800	906
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/26	600	685
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	2.000%	11/1/19	1,705	1,692
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	3.000%	11/1/20	800	808
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/24	985	1,091
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/27	2,455	2,782
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/21	350	380
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/22	250	277
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/23	600	675
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/24	350	399
California Pollution Control Financing Authority Solid Waste Disposal Revenue (Republic Services
Inc. Project) PUT	1.450%	5/1/18	2,250	2,250
California Public Finance Authority Revenue (Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/22	375	408
California Public Finance Authority Revenue (Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/23	350	384
California Public Works Board Lease Revenue	5.000%	3/1/21	1,965	2,124
California Public Works Board Lease Revenue	5.000%	10/1/21	7,455	8,166
California Public Works Board Lease Revenue	5.000%	3/1/22	1,600	1,767
California Public Works Board Lease Revenue	5.000%	10/1/22	5,750	6,421
California Public Works Board Lease Revenue	5.000%	3/1/23	4,000	4,497
California Public Works Board Lease Revenue	5.000%	10/1/23	12,880	14,626
California Public Works Board Lease Revenue	5.000%	3/1/24	3,145	3,591
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18	2,500	2,507
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18	10,650	10,678
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/18	5,790	5,853
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/18	1,845	1,870
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	11/1/18 (14)	1,180	1,201
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/19	16,620	17,197
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/20	1,690	1,811
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/21	4,800	5,210
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/25	5,835	6,778
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/19	5,600	5,794
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/20	5,200	5,525
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/18	4,000	4,077
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/20	1,175	1,241
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/20	1,240	1,328
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	10/1/18 (ETM)	2,665	2,702
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	10/1/19 (ETM)	2,960	3,092
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/18	3,500	3,548
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/18	2,500	2,541
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/18	1,200	1,220
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	1/1/19	7,755	7,924
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/19	2,000	2,094
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/19	2,750	2,880
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/20	3,050	3,228
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/20	2,000	2,147
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/21	2,495	2,708
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/21	3,500	3,841
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/22	5,885	6,509
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/22	5,000	5,592
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/23	6,620	7,452
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/23	5,000	5,688
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/25	3,055	3,549
California State University Systemwide Revenue	5.000%	11/1/18	4,000	4,067
California State University Systemwide Revenue	5.000%	11/1/22	2,700	3,045
California State University Systemwide Revenue	5.000%	11/1/23	2,270	2,608
California State University Systemwide Revenue PUT	4.000%	11/1/21	28,075	29,692
California State University Systemwide Revenue PUT	4.000%	11/1/23	4,000	4,315
California Statewide Communities Development Authority Revenue (Citrus Valley Health Partners)	4.850%	6/1/18 (14)	12,900	12,900
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/19	500	518
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/20	325	346
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/21	275	299
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/22	250	277
4 California Statewide Communities Development Authority Revenue (Kaiser Permanente) TOB VRDO	1.930%	5/7/18	6,630	6,630
California Statewide Communities Development Authority Revenue (Redlands Community Hospital)	5.000%	10/1/19	1,110	1,147

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Statewide Communities Development Authority Revenue (Redlands Community Hospital)	5.000%	10/1/22	170	186
	California Statewide Communities Development Authority Revenue (Redlands Community Hospital)	5.000%	10/1/23	965	1,066
	Capistrano CA Unified School District Special Tax Revenue	5.000%	9/1/20 (15)	4,810	5,002
	Chula Vista CA Industrial Development Revenue (San Diego Gas & Electric Co.)	1.650%	7/1/18	9,000	8,994
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/18	2,310	2,334
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/19	2,610	2,707
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/18	2,000	2,029
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/19	2,100	2,197
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/20	1,500	1,614
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/21	2,025	2,231
[1,4] Eaton Vance California Municipal Bond Fund II		2.600%	7/1/19	8,250	8,254
	El Camino CA Healthcare District GO	5.000%	8/1/21	1,100	1,208
	El Camino CA Healthcare District GO	5.000%	8/1/22	1,075	1,206
	El Camino CA Healthcare District GO	0.000%	8/1/24 (14)	4,085	3,457
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/21 (4)	4,115	3,858
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.000%	1/15/20	52,515	54,218
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/22 (4)	450	497
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/23 (4)	800	899
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/24 (4)	675	769
	Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Central Glendale
	Redevelopment Project)	4.000%	12/1/18 (4)	1,185	1,201
	Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Central Glendale
	Redevelopment Project)	4.000%	12/1/19 (4)	2,910	3,010
	Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Central Glendale
	Redevelopment Project)	5.000%	12/1/21 (4)	1,725	1,895
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/19	5,640	5,833
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/20	3,330	3,537
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/21	2,750	2,983
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/22	4,665	5,147
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/23	11,015	12,288
	Irvine CA Reassessment District No. 13-1 Improvement Revenue	4.000%	9/2/18	1,450	1,461
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/18	1,745	1,764
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/19	1,150	1,199
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/20	1,045	1,118
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/21	1,250	1,368
	La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/20	640	678
	La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/21	310	336
	La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/22	725	800
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/20	1,505	1,613
	Los Angeles CA Community College District GO	5.000%	8/1/21	5,000	5,489
	Los Angeles CA Community College District GO	3.000%	8/1/23	1,500	1,567
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/20	1,275	1,355
	Los Angeles CA GO	5.000%	9/1/19	5,000	5,219
	Los Angeles CA Unified School District GO	5.000%	7/1/20	14,755	15,775
	Los Angeles CA Unified School District GO	5.000%	7/1/20	20,940	22,388
	Los Angeles CA Unified School District GO	5.000%	7/1/20	22,525	24,082
	Los Angeles CA Unified School District GO	5.000%	7/1/20	17,195	18,384
	Los Angeles CA Unified School District GO	5.000%	7/1/22	10,695	11,989
	Los Angeles CA Unified School District GO	5.000%	7/1/23	40,000	45,711
	Los Angeles CA Unified School District GO	5.000%	7/1/24	16,500	19,170
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/19	20,000	20,790
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/19	1,000	1,041
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/20	500	535
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/18	1,000	1,011
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/19	2,000	2,083
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/20	5,495	5,871
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/21 (4)	5,000	5,471
	Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	500	519
	Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	3,000	3,114
	Modesto CA Irrigation District Electric Revenue	5.000%	7/1/20	750	801
	Northern California Gas Authority No. 1 Revenue	2.176%	7/1/19	12,815	12,812
4	Nuveen California AMT-Free Quality Municipal Income Fund VRDP VRDO	1.850%	5/7/18 LOC	35,500	35,500
	Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/18	1,550	1,566
	Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/19	1,500	1,562
	Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/20	6,000	6,411
	Orange County CA Transportation Authority Toll Road Revenue	5.000%	8/15/19	1,000	1,041
	Palomar Pomerado Health California Revenue	5.000%	11/1/22	2,680	2,899
	Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	5.000%	6/1/18	6,500	6,517
	Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/18	500	501
	Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/19	850	881
	Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/20	1,770	1,888

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
4 Sacramento CA Municipal Utility District Revenue TOB VRDO	1.770%	5/7/18	4,985	4,985
San Bernardino CA City Unified School District GO	5.000%	8/1/19 (4)	700	728
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/23	400	454
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/24	400	460
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/25	350	408
San Diego County CA Regional Transportation Commission Revenue	4.000%	4/1/21	40,000	42,428
San Diego County CA Water Authority Revenue	5.000%	5/1/21	1,450	1,583
San Diego County CA Water Authority Revenue	5.000%	5/1/22	1,200	1,340
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/20	13,145	14,181
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	5.000%	8/1/18 (ETM)	340	343
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	5.000%	8/1/18	2,660	2,682
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	5.000%	8/1/19	2,000	2,081
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	5.000%	8/1/20	1,500	1,604
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	5.000%	8/1/21	2,000	2,191
San Juan CA Unified School District GO	5.000%	8/1/21	1,000	1,097
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street Correctional
Center)	5.000%	6/15/20	1,015	1,083
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street Correctional
Center)	5.000%	6/15/21	500	547
San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/20 (4)	1,045	1,112
San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/21 (4)	575	626
Santa Clara County CA GO	5.000%	8/1/19 (Prere.)	12,500	12,997
Solano County CA Community College District GO	0.000%	8/1/25	4,250	3,791
South Orange County CA Public Financing Authority Special Tax Revenue	5.000%	8/15/19	1,000	1,039
South Orange County CA Public Financing Authority Special Tax Revenue	5.000%	8/15/20	600	641
Southern California Public Power Authority Revenue (Magnolia Power Project) PUT	2.000%	7/1/20	8,750	8,750
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/21	5,010	5,463
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/23	8,000	9,087
University of California Revenue	5.000%	5/15/18	2,000	2,002
University of California Revenue	5.000%	5/15/19	4,435	4,588
University of California Revenue	5.000%	5/15/21	2,725	2,980
University of California Revenue	5.000%	5/15/21	8,250	9,009
University of California Revenue PUT	1.400%	5/15/21	12,700	12,403
Washington Township CA Health Care District Revenue	5.000%	7/1/21	665	715
Washington Township CA Health Care District Revenue	5.000%	7/1/22	1,325	1,446
Washington Township CA Health Care District Revenue	5.000%	7/1/23	970	1,068
Washington Township CA Health Care District Revenue	5.000%	7/1/24	1,295	1,439
Washington Township CA Health Care District Revenue	5.000%	7/1/25	965	1,082
Western CA Municipal Water District Revenue PUT	1.500%	10/1/20	2,325	2,294
				1,964,320
Colorado (1.0%)
Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/21	1,345	1,479
Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/22	1,165	1,306
Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/23	1,265	1,439
Adams County CO COP	5.000%	12/1/21	1,000	1,096
Adams County CO COP	5.000%	12/1/22	1,250	1,392
Castle Rock CO Water & Sewer Revenue	4.000%	12/1/20	350	367
Castle Rock CO Water & Sewer Revenue	4.000%	12/1/22	225	241
Castle Rock CO Water & Sewer Revenue	5.000%	12/1/23	250	284
Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.000%	11/1/18	3,080	3,130
Colorado Educational & Cultural Facilities Authority Revenue (Johnson & Wales University)	5.000%	4/1/20 (ETM)	780	823
Colorado Educational & Cultural Facilities Authority Revenue (Johnson & Wales University)	5.000%	4/1/20	1,815	1,913
Colorado Health Facilities Authority Hospital Revenue (Frasier Meadows Manor Inc.)	3.125%	5/15/27	1,250	1,205
Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/23	1,225	1,346
Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/24	1,000	1,106
Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/25	1,245	1,388
Colorado Health Facilities Authority Hospital Revenue (Valley View Hospital Association)	5.000%	5/15/22	770	839
Colorado Health Facilities Authority Hospital Revenue (Valley View Hospital Association)	5.000%	5/15/23	850	937
Colorado Health Facilities Authority Hospital Revenue (Valley View Hospital Association)	5.000%	5/15/24	1,110	1,234
Colorado Health Facilities Authority Hospital Revenue (Valley View Hospital Association)	5.000%	5/15/25	800	898
Colorado Health Facilities Authority Retirement Facilities Revenue (Liberty Heights Project)	0.000%	7/15/24 (ETM)	20,000	16,935
Colorado Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group)
PUT	5.000%	11/15/23	27,000	30,514

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/18	3,000	3,013
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	2/1/19	2,280	2,326
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/20	6,950	7,165
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	2.533%	11/12/20	5,000	5,019
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	2.533%	11/12/20	7,500	7,529
Colorado Health Facilities Authority Revenue (Children’s Hospital)	5.000%	12/1/20	1,320	1,415
Colorado Health Facilities Authority Revenue (Children’s Hospital)	5.000%	12/1/21	1,735	1,898
Colorado Health Facilities Authority Revenue (Children’s Hospital)	5.000%	12/1/22	680	757
Colorado Health Facilities Authority Revenue (Children’s Hospital)	5.000%	12/1/22	1,350	1,502
Colorado Health Facilities Authority Revenue (Christian Living Communities)	4.000%	1/1/21	350	362
Colorado Health Facilities Authority Revenue (Christian Living Communities)	4.000%	1/1/22	400	416
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/23	750	815
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/24	750	821
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	3.150%	12/1/18	3,640	3,643
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	4.000%	12/1/19	625	642
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/20	2,055	2,185
Colorado Health Facilities Authority Revenue (Evangelical Lutheran Good Samaritan Society Project)	4.000%	6/1/20	1,025	1,058
Colorado Health Facilities Authority Revenue (Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/21	2,000	2,145
Colorado Health Facilities Authority Revenue (Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/22	2,300	2,500
Colorado Health Facilities Authority Revenue (Evangelical Lutheran Good Samaritan Society Project) 5.000%		6/1/23	2,000	2,197
1 Colorado Public Highway Authority Revenue PUT	2.174%	9/1/19	3,000	3,006
1 Colorado Public Highway Authority Revenue PUT	2.322%	9/1/21	3,000	3,024
Colorado Springs CO Utility System Revenue	5.000%	11/15/18	2,000	2,035
Colorado Springs CO Utility System Revenue	5.000%	11/15/19	3,000	3,143
Colorado Springs CO Utility System Revenue	5.000%	11/15/23	1,000	1,137
Colorado Springs CO Utility System Revenue	5.000%	11/15/23	530	603
Colorado Springs CO Utility System Revenue	5.000%	11/15/23	545	620
Colorado Springs CO Utility System Revenue	5.000%	11/15/24	420	484
Colorado Springs CO Utility System Revenue	5.000%	11/15/24	400	461
Denver CO City & County Airport Revenue	5.000%	11/15/19	1,310	1,373
Denver CO City & County Airport Revenue	5.000%	11/15/23	19,115	21,677
1 Denver CO City & County Airport Revenue PUT	2.180%	11/15/19	15,905	15,968
Denver CO City & County Excise Tax Revenue	5.250%	9/1/18 (ETM)	2,555	2,585
E-470 Public Highway Authority Colorado Revenue	5.000%	9/1/19	1,595	1,659
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/20 (14)	2,000	1,903
E-470 Public Highway Authority Colorado Revenue	5.000%	9/1/20	1,125	1,199
3 El Paso County CO CP	5.000%	12/1/24 (4)	450	514
3 El Paso County CO CP	5.000%	12/1/25 (4)	650	750
Moffat County CO Pollution Control Revenue (Tri-State Generation & Transmission Association Inc.)
PUT	2.000%	10/3/22	13,500	13,264
Park Creek CO Metropolitan District Limited Property Tax Revenue	4.000%	12/1/20	1,055	1,099
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/22	1,250	1,378
Regional Transportation District of Colorado COP	5.000%	6/1/20 (Prere.)	2,785	2,956
Regional Transportation District of Colorado COP	5.000%	6/1/20 (Prere.)	2,000	2,122
Regional Transportation District of Colorado COP	5.000%	6/1/22	7,450	8,214
4 Regional Transportation District of Colorado COP TOB VRDO	1.800%	5/7/18 LOC	8,000	8,000
University of Colorado Enterprise System Revenue	5.000%	6/1/18	2,000	2,006
University of Colorado Enterprise System Revenue	5.000%	6/1/19	2,500	2,590
University of Colorado Enterprise System Revenue	5.000%	6/1/19	1,000	1,036
University of Colorado Enterprise System Revenue	5.000%	6/1/21	1,000	1,091
University of Colorado Hospital Authority Revenue PUT	5.000%	3/1/22	20,000	21,661
				244,838
Connecticut (2.1%)
Bridgeport CT GO	5.000%	8/15/22 (4)	7,015	7,602
Bridgeport CT GO	5.000%	8/15/22 (4)	5,635	6,106
Bridgeport CT GO	5.000%	8/15/23 (4)	1,110	1,217
Bridgeport CT GO	5.000%	8/15/23 (4)	7,460	8,176
Connecticut GO	5.000%	6/1/18	14,955	14,993
Connecticut GO	5.000%	7/15/18	10,000	10,064
1 Connecticut GO	2.630%	8/15/18	3,000	3,004
Connecticut GO	5.000%	11/1/18	1,000	1,016
1 Connecticut GO	2.240%	3/1/19	2,300	2,300
1 Connecticut GO	2.300%	3/1/19	2,000	2,001
1 Connecticut GO	2.850%	4/15/19	6,000	6,033
1 Connecticut GO	2.850%	5/15/19	5,000	5,028
Connecticut GO	5.000%	6/1/19	34,275	35,327
1 Connecticut GO	2.670%	9/15/19	4,000	4,021
1 Connecticut GO	2.400%	3/1/20	7,500	7,519
Connecticut GO	5.000%	6/15/20	18,135	19,122
Connecticut GO	5.000%	12/15/20	5,865	6,248

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut GO	5.000%	3/15/21	7,110	7,577
Connecticut GO	5.000%	11/1/21	365	393
Connecticut GO	5.000%	11/15/21	7,325	7,897
Connecticut GO	5.000%	3/15/22	9,620	10,402
Connecticut GO	5.000%	11/15/22	12,560	13,707
Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/21	2,080	2,265
Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/22	2,135	2,356
Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/23	2,295	2,558
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/18	3,500	3,518
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/19	4,270	4,419
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/21	850	920
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/22	1,250	1,372
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/23	1,950	2,163
Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University Inc.)	5.000%	7/1/19	500	518
Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University Inc.)	5.000%	7/1/20	950	1,009
Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University Inc.)	5.000%	7/1/21	750	813
Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University Inc.)	5.000%	7/1/22	750	827
Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University Inc.)	5.000%	7/1/23	1,500	1,678
Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University Inc.)	5.000%	7/1/24	250	282
Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University Inc.)	5.000%	7/1/25	450	514
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/20	1,525	1,615
3 Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/22	765	835
3 Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/23	1,000	1,104
3 Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/25	1,000	1,125
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.375%	7/11/18	28,000	27,974
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	2/6/19	5,350	5,314
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	2/6/19	6,500	6,456
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	7/1/19	21,950	21,726
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	7/1/19	10,550	10,442
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.300%	2/3/20	55,000	54,255
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.650%	2/3/20	10,000	9,925
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.800%	2/9/21	23,500	23,299
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.800%	2/9/21	16,125	15,987
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	7/1/22	28,000	31,067
1 Connecticut Health & Educational Facilities Authority Revenue (Yale-New Haven Hospital Inc.) PUT	1.814%	7/1/19	17,250	17,266
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44	1,855	1,915
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44	3,430	3,526
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44	5,910	6,115
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	3.500%	11/15/45	10,045	10,295
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/45	10,445	10,831
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/47	9,905	10,383
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program PUT	1.500%	11/15/20	3,770	3,694
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/18	1,475	1,498
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	12/1/19	4,915	5,141
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/20	4,085	4,335
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/21	11,340	12,233
Greater New Haven CT Water Pollution Control Authority Regional Wastewater System Revenue	5.000%	8/15/20	200	214
Greater New Haven CT Water Pollution Control Authority Regional Wastewater System Revenue	5.000%	8/15/22	400	444
Hartford County CT Metropolitan District BAN	3.000%	8/1/18	7,500	7,516
New Haven CT GO	5.000%	8/15/18 (ETM)	265	267
New Haven CT GO	5.000%	8/15/18 (4)	2,735	2,758
New Haven CT GO	5.000%	8/15/19 (ETM)	285	296
New Haven CT GO	5.000%	8/15/19 (4)	2,215	2,292
New Haven CT GO	5.000%	8/1/20 (4)	2,015	2,120
New Haven CT GO	5.000%	8/15/20 (4)	1,500	1,579
New Haven CT GO	5.000%	8/15/21 (4)	1,575	1,685
University of Connecticut GO	5.000%	2/15/22	10,250	11,131
University of Connecticut GO	5.000%	2/15/22	2,940	3,193
				536,816
Delaware (0.2%)
Delaware GO	5.000%	10/1/18	3,540	3,588
Delaware GO	5.000%	7/1/21 (ETM)	1,045	1,138
Delaware GO	5.000%	7/1/21	14,465	15,784
Delaware GO	3.000%	8/1/26	2,265	2,335
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/19	3,760	3,838
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/20	2,575	2,700
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/20	225	236
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/21	2,295	2,460
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/21	250	268
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/22	3,000	3,277
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/22	325	355

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/21	360	392
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/22	2,510	2,789
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/23	3,295	3,724
New Castle County DE GO	5.000%	10/1/21	7,575	8,311
New Castle County DE GO	5.000%	10/1/22	7,995	8,949
				60,144
District of Columbia (0.3%)
District of Columbia GO	5.000%	6/1/22	1,775	1,969
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/20	1,010	1,073
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/22	1,700	1,880
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/23	1,390	1,561
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,250	5,350
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,500	5,604
District of Columbia Income Tax Revenue	5.000%	12/1/19	1,500	1,572
District of Columbia Revenue (Federal Highway Grant Anticipation)	5.250%	12/1/22	5,330	5,743
District of Columbia Revenue (Georgetown University)	5.000%	4/1/21	930	1,002
District of Columbia Revenue (Georgetown University)	5.000%	4/1/22	1,410	1,550
District of Columbia Revenue (Georgetown University)	5.000%	4/1/23	2,260	2,525
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/21	1,100	1,184
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/22	1,885	2,066
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/23	1,965	2,187
District of Columbia Student Dormitory Revenue (Provident Group - Howard Properties LLC)	4.000%	10/1/18	250	251
District of Columbia Student Dormitory Revenue (Provident Group - Howard Properties LLC)	4.000%	10/1/19	255	257
District of Columbia University Revenue (Georgetown University)	5.000%	4/1/24	1,010	1,145
Metropolitan Washington DC Transit Authority Revenue	5.000%	7/1/18	12,500	12,567
Metropolitan Washington DC Transit Authority Revenue	4.000%	7/1/19	8,000	8,035
Washington Convention & Sports Authority Revenue	5.000%	10/1/19	2,500	2,607
Washington Convention & Sports Authority Revenue	5.000%	10/1/20	2,500	2,671
Washington Convention & Sports Authority Revenue	5.000%	10/1/21	2,500	2,727
Washington Convention & Sports Authority Revenue	5.000%	10/1/22	3,500	3,890
				69,416
Florida (3.5%)
Boynton Beach FL Utility System Revenue	5.500%	11/1/18 (14)	3,125	3,181
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/20	500	526
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/21	1,000	1,073
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/22	1,050	1,146
Broward County FL Airport System Revenue	5.000%	10/1/19	750	783
Broward County FL Airport System Revenue	5.000%	10/1/19	500	522
Broward County FL Airport System Revenue	5.000%	10/1/20	1,060	1,134
Broward County FL Airport System Revenue	5.000%	10/1/21	480	524
Broward County FL School Board COP	5.000%	7/1/18	4,400	4,424
Broward County FL School Board COP	5.000%	7/1/19	8,140	8,432
Broward County FL School Board COP	5.000%	7/1/23	5,500	6,185
Broward County FL School Board COP	5.000%	7/1/24	6,740	7,680
Broward County FL School Board COP	5.000%	7/1/25	12,710	14,665
Cape Coral FL Utility Improvement Special Assessment Revenue	2.125%	9/1/22 (4)	1,240	1,193
Cape Coral FL Utility Improvement Special Assessment Revenue	2.250%	9/1/23 (4)	1,090	1,043
Cape Coral FL Utility Improvement Special Assessment Revenue	2.500%	9/1/24 (4)	1,490	1,428
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/23	760	854
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/24	1,120	1,274
Central Florida Expressway Authority BAN	1.625%	1/1/19	54,600	54,456
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/18	6,000	6,016
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/22	30,260	33,074
Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/Commercial Lines
Account)	5.000%	6/1/18	36,770	36,868
Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/Commercial Lines
Account)	5.000%	6/1/19	19,465	20,107
Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/Commercial Lines
Account)	5.000%	6/1/22	5,340	5,896
Duval County FL School Board COP	5.000%	7/1/20	750	796
Duval County FL School Board COP	5.000%	7/1/21	1,020	1,106
Duval County FL School Board COP	5.000%	7/1/22	1,030	1,133
Escambia County FL Pollution Control Revenue (Gulf Power Co. Project) PUT	2.100%	4/11/19	2,500	2,497
Escambia County FL School Board Sales Tax Revenue	5.000%	9/1/21	225	245
Escambia County FL School Board Sales Tax Revenue	5.000%	9/1/22	300	332
Escambia County FL School Board Sales Tax Revenue	5.000%	9/1/23	275	309
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/18	3,615	3,625
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/18	11,240	11,270
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	16,340	17,327
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21	17,140	18,626
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/24	9,180	9,950

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/25	10,000	10,817
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/26	4,080	4,327
Florida Board of Governors University System Improvement Revenue	5.000%	7/1/21	1,040	1,130
Florida Board of Governors University System Improvement Revenue	5.000%	7/1/22	2,080	2,301
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/18	8,585	8,630
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/19	9,015	9,342
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/22	4,510	5,004
Florida Municipal Power Agency Revenue	5.000%	10/1/20	500	534
Florida Municipal Power Agency Revenue	5.000%	10/1/21	7,170	7,819
Florida Municipal Power Agency Revenue	5.000%	10/1/21	925	1,009
Florida Municipal Power Agency Revenue	5.000%	10/1/22	8,035	8,926
Florida Municipal Power Agency Revenue	5.000%	10/1/22	1,600	1,777
Florida Municipal Power Agency Revenue	5.000%	10/1/23	9,000	10,162
Florida Municipal Power Agency Revenue	5.000%	10/1/25	3,555	4,114
Florida Municipal Power Agency Revenue	5.000%	10/1/26	5,510	6,454
Florida Municipal Power Agency Revenue (Stanton II Project)	5.000%	10/1/19	2,800	2,924
Florida Turnpike Authority Revenue	5.000%	7/1/19	10,000	10,366
Florida Turnpike Authority Revenue	5.000%	7/1/21	4,095	4,458
Florida Turnpike Authority Revenue	5.000%	7/1/21	6,965	7,582
Florida Turnpike Authority Revenue	5.000%	7/1/22	8,595	9,547
Florida Turnpike Authority Revenue	5.000%	7/1/22	3,210	3,566
Gainesville FL Utilities System Revenue	5.000%	10/1/23	2,595	2,943
Gainesville FL Utilities System Revenue	5.000%	10/1/24	3,035	3,484
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/21	330	360
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/22	575	638
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/24	910	1,040
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/19	825	849
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/20	765	806
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/21	350	376
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/21	2,390	2,570
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/22	1,110	1,214
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/23	775	859
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/19 (ETM)	5	5
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/19	2,995	3,133
Hillsborough County FL Community Investment Tax Revenue	5.000%	11/1/21	8,705	9,512
Hillsborough County FL School Board COP	5.000%	7/1/22	6,500	7,187
Hillsborough County FL School Board COP	5.000%	7/1/22	700	774
Hillsborough County FL School Board COP	5.000%	7/1/23	8,500	9,541
Hillsborough County FL School Board COP	5.000%	7/1/23	850	954
Hillsborough County FL School Board COP	5.000%	7/1/24	975	1,108
Hillsborough County FL School Board Sales Tax Revenue	5.000%	10/1/20 (4)	2,220	2,370
Hillsborough County FL School Board Sales Tax Revenue	5.000%	10/1/21 (4)	1,750	1,910
Hillsborough County FL School Board Sales Tax Revenue	5.000%	10/1/22 (4)	1,620	1,801
Hollywood FL Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/20	1,570	1,653
Hollywood FL Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/21	2,250	2,395
Hollywood FL Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/22	2,865	3,090
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/18	3,125	3,165
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/20	1,600	1,710
Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/23 (Prere.)	1,710	1,919
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/24	4,000	4,561
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/24	1,395	1,554
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/25	15,220	17,613
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/18	1,200	1,216
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/22	1,485	1,650
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/23	1,500	1,690
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/24	2,750	3,131
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/25	4,020	4,643
Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/23	1,690	1,902
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/20	810	864
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/21	735	798
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/22	770	850
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/23	1,645	1,841
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/24	1,750	1,973
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/25	1,665	1,889
Jacksonville FL Special Revenue	5.000%	10/1/21	1,750	1,911
Jacksonville FL Special Revenue	5.000%	10/1/21	760	830
Jacksonville FL Special Revenue	5.000%	10/1/22	1,660	1,844
Jacksonville FL Special Revenue	5.000%	10/1/22	1,055	1,172
Jacksonville FL Special Revenue	5.000%	10/1/23	1,500	1,694

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Jacksonville FL Special Revenue	5.000%	10/1/23	2,460	2,778
Lakeland FL Energy System Revenue	5.000%	10/1/22	5,000	5,570
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/21	365	397
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/22	500	552
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/23	1,200	1,344
Lee County FL School Board COP	5.000%	8/1/20	2,530	2,689
Lee County FL School Board COP	5.000%	8/1/21	2,005	2,177
Manatee County FL School District Revenue	5.000%	10/1/21 (4)	1,050	1,151
Manatee County FL School District Revenue	5.000%	10/1/22 (4)	1,500	1,677
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/20	875	932
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/21	2,720	2,948
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/22	1,575	1,731
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/23	500	556
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,135
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	385	388
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/19	1,650	1,714
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	400	425
Miami Beach FL Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/24	1,250	1,413
Miami Beach FL Resort Tax Revenue	5.000%	9/1/21	1,125	1,223
Miami Beach FL Resort Tax Revenue	4.000%	9/1/22	1,025	1,090
Miami Beach FL Resort Tax Revenue	5.000%	9/1/24	1,695	1,925
Miami Beach FL Stormwater Revenue	5.000%	9/1/22	1,000	1,108
Miami Beach FL Stormwater Revenue	5.000%	9/1/23	1,000	1,125
Miami Beach FL Stormwater Revenue	5.000%	9/1/24	1,420	1,612
Miami Beach FL Stormwater Revenue	5.000%	9/1/25	1,660	1,912
Miami Beach FL Water & Sewer Revenue	4.000%	9/1/19	250	257
Miami Beach FL Water & Sewer Revenue	4.000%	9/1/20	400	417
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/21	350	381
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/22	305	338
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/23	375	422
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/24	350	399
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/25	700	809
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/21 (4)	1,445	1,542
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/18	2,000	2,010
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/19	1,900	1,967
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/20	2,525	2,682
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/20	1,500	1,593
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/21	2,310	2,507
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/21	1,000	1,085
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/22	745	823
Miami-Dade County FL GO	5.000%	7/1/22	10,260	11,388
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/19	1,000	1,038
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	4.000%	8/1/20	2,180	2,267
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/21	1,300	1,410
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/22	1,400	1,547
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/23	1,000	1,123
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/24	1,920	2,143
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	4.500%	6/1/21	840	854
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/22	985	1,019
Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	4.000%	6/1/22	1,155	1,228
Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/23	2,270	2,541
Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/24	2,180	2,471
Miami-Dade County FL School Board COP	5.000%	8/1/18	4,850	4,888
Miami-Dade County FL School Board COP	5.000%	8/1/21 (2)	3,550	3,579
Miami-Dade County FL School Board COP	5.000%	2/1/23	9,350	10,359
Miami-Dade County FL School District GO	5.000%	3/15/22	3,795	4,190
Miami-Dade County FL Seaport Revenue	5.000%	10/1/20	1,250	1,325
Miami-Dade County FL Seaport Revenue	5.000%	10/1/23	425	471
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/23	9,340	10,468
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/19 (12)	2,000	2,072
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/19	1,250	1,295
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/25	1,000	1,100
Monroe County FL School District Sales Tax Revenue	5.000%	10/1/21 (4)	350	382
Monroe County FL School District Sales Tax Revenue	5.000%	10/1/22 (4)	400	443
Monroe County FL School District Sales Tax Revenue	5.000%	10/1/23 (4)	625	704
North Brevard County FL Hospital District Revenue	5.000%	1/1/20	1,100	1,146
North Brevard County FL Hospital District Revenue	5.000%	1/1/21	1,535	1,632
North Brevard County FL Hospital District Revenue	5.000%	1/1/23	2,115	2,312
North Brevard County FL Hospital District Revenue	5.000%	1/1/24	2,015	2,221
Okeechobee County FL Solid Waste Disposal Revenue (Waste Management Inc./Okeechobee
Landfill Project) PUT	1.550%	7/1/21	1,100	1,058

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Regional Healthcare
System)	6.250%	10/1/18 (14)(ETM)	2,975	3,029
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	5.000%	1/1/23	2,000	2,041
Orange County FL School Board COP	5.000%	8/1/18	1,400	1,411
Orange County FL School Board COP	5.000%	8/1/19	1,765	1,833
Orange County FL Tourist Development Revenue	5.000%	10/1/20	2,525	2,702
Orange County FL Tourist Development Revenue	5.000%	10/1/25	4,575	5,311
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/18	2,785	2,800
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/18	9,000	9,047
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/19	3,920	4,062
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/19	10,745	11,135
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/25 (4)	1,195	1,333
Orlando FL Capital Improvement Revenue	5.000%	10/1/22	4,200	4,673
Orlando FL Capital Improvement Revenue	5.000%	10/1/22	1,040	1,157
Orlando FL Capital Improvement Revenue	5.000%	10/1/23	1,500	1,694
Orlando FL Capital Improvement Revenue	5.000%	10/1/23	1,090	1,231
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/23 (4)	1,260	1,418
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/24 (4)	1,010	1,148
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/25 (4)	1,610	1,849
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/19	5,500	5,744
Orlando FL Utility Commission Utility System Revenue PUT	5.000%	10/1/20	11,975	12,797
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	4.000%	12/1/18	775	782
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	4.000%	12/1/19	1,000	1,024
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/20	900	956
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/21	1,165	1,260
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	4.000%	11/1/18	710	715
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/19	2,740	2,830
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/20	1,500	1,579
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/21	750	802
Palm Beach County FL School Board COP	5.000%	8/1/21	1,845	2,007
Palm Beach County FL School Board COP	5.000%	8/1/21	1,705	1,855
Palm Beach County FL School Board COP	5.000%	8/1/22	750	831
Palm Beach County FL School Board COP	5.000%	8/1/22	2,000	2,216
Palm Beach County FL School Board COP	5.000%	8/1/23	2,000	2,253
Palm Beach County FL School Board COP	5.000%	8/1/23	1,500	1,690
Palm Beach County FL School Board COP	5.000%	8/1/23	1,740	1,960
Palm Beach County FL School Board COP	5.000%	8/1/24	13,680	15,621
Palm Beach County FL School Board COP	5.000%	8/1/24	1,600	1,827
Palm Beach County FL School Board COP	5.000%	8/1/25	2,000	2,314
Port St. Lucie FL Special Assessment Revenue	1.250%	7/1/19	1,000	984
Port St. Lucie FL Special Assessment Revenue	1.375%	7/1/20	1,000	968
Port St. Lucie FL Special Assessment Revenue	1.500%	7/1/21	1,000	951
Port St. Lucie FL Special Assessment Revenue	1.750%	7/1/22	1,265	1,194
Port St. Lucie FL Special Assessment Revenue	2.000%	7/1/23	2,245	2,098
Port St. Lucie FL Special Assessment Revenue	2.000%	7/1/24	1,580	1,449
Port St. Lucie FL Utility Revenue	4.000%	9/1/21	240	252
Port St. Lucie FL Utility Revenue	5.000%	9/1/22	910	1,004
Port St. Lucie FL Utility Revenue	5.000%	9/1/23	500	559
Reedy Creek FL Improvement District GO	5.000%	6/1/20	1,000	1,062
Reedy Creek FL Improvement District GO	5.000%	6/1/20	1,000	1,062
Reedy Creek FL Improvement District GO	5.000%	6/1/21	730	793
Reedy Creek FL Improvement District GO	5.000%	6/1/22	400	444
Reedy Creek FL Improvement District GO	5.000%	6/1/23	3,490	3,938
Reedy Creek FL Improvement District GO	5.000%	6/1/23	1,175	1,326
Reedy Creek FL Improvement District GO	5.000%	6/1/24	2,500	2,852
Reedy Creek FL Improvement District Utilities Revenue	5.000%	10/1/18	750	760
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/21	1,715	1,839
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/22	750	817
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/23	1,000	1,108
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/24	1,250	1,397
Sarasota County FL Infrastructure Sales Surtax Revenue	5.000%	10/1/21	1,500	1,640
Seacoast FL Utility Authority Water & Sewer Revenue	5.500%	3/1/19 (14)	3,595	3,706
South Florida Water Management District COP	5.000%	10/1/21	1,765	1,925
South Florida Water Management District COP	5.000%	10/1/22	2,050	2,273
South Florida Water Management District COP	5.000%	10/1/23	3,000	3,379
4 South Miami FL Health Facilities Authority (Baptist Health South Florida Obligated Group) TOB VRDO	1.930%	5/7/18	16,625	16,625
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/19	2,315	2,406
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/20	1,125	1,195
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/21	1,250	1,354
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/22	1,075	1,184
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/23	2,200	2,458

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/24	2,500	2,824
4 South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)
TOB VRDO	1.850%	5/7/18	2,500	2,500
Sunrise FL Utility System Revenue	5.200%	10/1/20 (Prere.)	7,255	7,655
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County
Program)	5.000%	9/1/19	2,390	2,489
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County
Program)	5.000%	9/1/19	2,360	2,458
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County
Program)	5.000%	9/1/20	2,830	3,013
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County
Program)	5.000%	9/1/20	1,185	1,262
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County
Program)	5.000%	9/1/21	2,090	2,273
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County
Program)	5.000%	9/1/21	1,500	1,631
Tallahassee FL Energy System Revenue	5.000%	10/1/23	460	522
Tallahassee FL Energy System Revenue	5.000%	10/1/24	450	516
Tallahassee FL Energy System Revenue	5.000%	10/1/25	1,000	1,165
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/22	1,535	1,682
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/23	525	582
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/20	1,650	1,756
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/21	655	708
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/22	1,190	1,307
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/24	1,040	1,169
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/25	2,000	2,274
Tampa FL Hospital Revenue	4.000%	7/1/18	1,625	1,631
Tampa FL Hospital Revenue	5.000%	7/1/19	1,755	1,815
Tampa FL Hospital Revenue	4.000%	7/1/20	1,100	1,142
Tampa FL Hospital Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/23	1,675	1,868
Tohopekaliga FL Water Authority Utility System Revenue	5.000%	10/1/19	1,165	1,217
Tohopekaliga FL Water Authority Utility System Revenue	5.000%	10/1/20	1,825	1,954
Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/22	3,425	3,672
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical
University Inc.)	5.000%	10/15/23	755	847
Volusia County FL Educational Facilities Authority Revenue (Stetson University)	5.000%	6/1/19	1,300	1,341
Volusia County FL Educational Facilities Authority Revenue (Stetson University)	5.000%	6/1/21	1,485	1,604
Volusia County FL School Board COP	5.000%	8/1/21 (15)	450	489
Volusia County FL School Board COP	5.000%	8/1/22 (15)	810	897
				897,161
Georgia (3.2%)
Atlanta GA Airport Revenue	5.000%	1/1/19	1,675	1,710
Atlanta GA Airport Revenue	5.000%	1/1/20	1,205	1,265
Atlanta GA Airport Revenue	5.000%	1/1/21	750	807
Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/18	1,400	1,425
Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/19	1,100	1,149
Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/20	1,000	1,065
Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/21	1,150	1,248
Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/22	1,000	1,099
Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/23	1,000	1,115
Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/24	900	1,014
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/21	2,015	2,210
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/22	2,500	2,795
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/23	2,500	2,841
1 Atlanta GA Water & Wastewater Revenue PUT	2.773%	11/1/18	47,300	47,335
Augusta GA Water & Sewerage Revenue	5.000%	10/1/22	12,295	13,686
Augusta GA Water & Sewerage Revenue	5.000%	10/1/23	7,800	8,815
Augusta GA Water & Sewerage Revenue	5.000%	10/1/24	8,190	9,375
Augusta GA Water & Sewerage Revenue	5.000%	10/1/25	8,600	9,977
Bartow County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Bowen Project) PUT	2.700%	8/23/18	12,750	12,778
Bartow County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Bowen Project) PUT	2.050%	11/19/21	2,650	2,593
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing
Foundation)	5.000%	7/1/23	500	561
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing
Foundation)	5.000%	7/1/24	345	392
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing
Foundation)	5.000%	7/1/26	590	687
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Vogtle Project) PUT	1.300%	5/3/18	5,000	5,000

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Vogtle Project) PUT	2.200%	4/2/19	10,000	9,995
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Vogtle Project) PUT	2.200%	4/2/19	7,500	7,497
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Vogtle Project) PUT	2.200%	4/2/19	10,000	9,995
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Vogtle Project) PUT	2.200%	4/2/19	3,500	3,498
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Vogtle Project) PUT	1.850%	8/22/19	5,500	5,456
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Vogtle Project) PUT	1.850%	8/22/19	4,500	4,464
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Vogtle Project) PUT	1.650%	6/18/21	15,000	14,513
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Vogtle Project) PUT	2.050%	11/19/21	1,600	1,566
Cherokee County GA Board of Education GO	5.000%	2/1/21	400	432
Cherokee County GA Board of Education GO	5.000%	8/1/22	3,000	3,344
Cherokee County GA Board of Education GO	5.000%	2/1/23	800	899
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/19	250	257
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/20	350	369
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/22	500	549
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/23	400	445
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/24	500	563
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/19	200	207
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/20	335	355
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/21	400	433
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/23	675	757
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/24	825	939
Dalton GA Combined Utilities Revenue	5.000%	3/1/23	1,000	1,114
Dalton GA Combined Utilities Revenue	5.000%	3/1/24	1,000	1,131
Dalton GA Combined Utilities Revenue	5.000%	3/1/25	550	631
Dalton GA Development Authority Revenue (Hamilton Health Care System)	4.000%	8/15/18	1,000	1,006
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/19	1,000	1,040
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/20	1,500	1,593
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/21	1,890	2,048
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	1,000	1,013
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,300	1,357
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,000	1,044
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/20	1,250	1,338
Douglas County GA GO	5.000%	4/1/21	1,500	1,623
Douglas County GA GO	5.000%	4/1/22	775	856
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/22	405	444
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/23	345	384
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/24	500	563
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	3.000%	7/1/21	1,900	1,930
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/22	1,045	1,102
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/23	1,635	1,732
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/24	1,130	1,200
Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc.
Project)	5.000%	2/15/21	1,000	1,074
Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc.
Project)	5.000%	2/15/21	700	754
Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc.
Project)	5.000%	2/15/22	550	604
Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc.
Project)	5.000%	2/15/23	500	558
1 Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc.
Project) PUT	2.700%	2/18/20	18,725	18,837
4 Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc.
Project) TOB VRDO	1.900%	5/7/18	5,900	5,900
Georgia GO	5.000%	7/1/18	2,340	2,353
Georgia GO	4.000%	11/1/18	11,000	11,125
Georgia GO	5.000%	12/1/18	7,800	7,948
Georgia GO	5.000%	9/1/20	10,100	10,813
Georgia GO	5.000%	2/1/26	5,755	6,461
Georgia Housing & Finance Authority Single Family Mortgage Revenue	4.000%	6/1/44	2,235	2,308
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/19	1,000	1,020
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/20	5,015	5,237

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/20	750	784
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/21 (15)	2,665	2,852
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/22	10,050	10,957
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/24	1,440	1,606
Georgia Municipal Gas Authority Revenue	5.000%	10/1/19	5,000	5,210
Georgia Municipal Gas Authority Revenue	5.000%	10/1/20	3,600	3,830
Georgia Municipal Gas Authority Revenue	5.000%	10/1/22	4,400	4,840
Georgia Road & Tollway Authority GAN	5.000%	6/1/19 (Prere.)	25,760	26,621
Georgia Road & Tollway Authority Revenue	5.000%	10/1/18	18,240	18,491
Georgia Road & Tollway Authority Revenue	5.000%	6/1/19	4,555	4,705
Georgia Road & Tollway Authority Revenue	5.000%	6/1/20	15,445	16,388
Georgia Road & Tollway Authority Revenue	5.000%	6/1/21	16,170	17,531
Georgia Road & Tollway Authority Revenue	5.000%	6/1/22	650	718
Georgia Road & Tollway Authority Revenue	5.000%	6/1/23	525	589
Georgia Road & Tollway Authority Revenue	5.000%	6/1/24	515	586
Georgia Road & Tollway Authority Revenue	5.000%	6/1/25	475	549
Georgia Road & Tollway Authority Revenue Federal Highway Reimbursement Revenue	5.000%	6/1/19	2,590	2,675
Georgia Road & Tollway Authority Revenue Federal Highway Reimbursement Revenue	5.000%	6/1/20	3,335	3,539
Georgia Road & Tollway Authority Revenue Federal Highway Reimbursement Revenue	5.000%	6/1/21	5,000	5,421
Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System
Obligated Group)	5.000%	8/1/21	2,500	2,707
Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System
Obligated Group)	5.000%	8/1/22	2,500	2,757
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	4.000%	4/1/22	375	398
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/23	370	412
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/24	530	597
Gwinnett County GA School District GO	5.000%	2/1/19	1,500	1,537
Gwinnett County GA School District GO	5.000%	2/1/20	1,000	1,054
Gwinnett County GA Water & Sewer Authority Revenue	5.000%	8/1/18	4,335	4,370
LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/22	300	329
LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/23	325	362
LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/24	450	506
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/19	1,310	1,342
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	3,380	3,619
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/23	4,060	4,601
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/24	5,000	5,738
Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/23	133,200	140,924
[1,3] Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	0.000%	12/1/23	100,000	100,000
Monroe County GA Development Authority Pollution Control Revenue (Georgia Power Company
Plant Scherer Project) PUT	2.050%	11/19/21	1,625	1,590
Municipal Electric Authority Georgia Revenue	5.750%	7/1/18 (Prere.)	2,970	2,989
Municipal Electric Authority Georgia Revenue	5.750%	1/1/19	1,045	1,051
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	40,920	42,733
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	2,430	2,538
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	5,165	5,515
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	2,690	2,872
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	2,150	2,296
Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	9,180	9,985
Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	3,710	4,035
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	2,435	2,687
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	2,550	2,814
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	3,840	4,237
Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/18	1,550	1,573
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/21	4,190	4,474
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/18	2,000	2,026
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/19	1,500	1,563
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/20	1,015	1,080
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/21	1,525	1,653
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/22	1,000	1,100
Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	5.000%	1/1/21	1,000	1,074
Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	5.000%	1/1/22	1,200	1,313
Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	5.000%	1/1/23	1,175	1,306
Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	5.000%	1/1/24	1,000	1,128
South Regional GA Joint Development Authority Revenue (VSU Auxiliary Services Parking
& Student Center Project)	5.000%	8/1/21	1,550	1,679
South Regional GA Joint Development Authority Revenue (VSU Auxiliary Services Parking
& Student Center Project)	5.000%	8/1/22	1,000	1,101
South Regional GA Joint Development Authority Revenue (VSU Auxiliary Services Parking
& Student Center Project)	5.000%	8/1/23	1,080	1,208
South Regional GA Joint Development Authority Revenue (VSU Auxiliary Services Parking
& Student Center Project)	5.000%	8/1/24	1,490	1,687
				804,068

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Guam (0.1%)
Guam Business Privilege Tax Revenue	5.000%	1/1/19	380	386
Guam Business Privilege Tax Revenue	5.000%	1/1/22	345	368
Guam Government Business Privilege Tax Revenue	5.000%	11/15/18	1,105	1,119
Guam Government Business Privilege Tax Revenue	5.000%	1/1/20	240	249
Guam Government Business Privilege Tax Revenue	5.000%	11/15/20	2,095	2,206
Guam Government Business Privilege Tax Revenue	5.000%	11/15/21	1,700	1,815
Guam Government Business Privilege Tax Revenue	5.000%	11/15/22	2,150	2,319
Guam Government Business Privilege Tax Revenue	5.000%	1/1/23	2,650	2,812
Guam Government Business Privilege Tax Revenue	5.000%	11/15/23	1,095	1,190
Guam Government Business Privilege Tax Revenue	5.000%	1/1/25	990	1,041
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/20	630	659
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/20	1,000	1,047
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/20	600	631
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/21	1,390	1,488
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/23	575	625
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/24	500	547
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/25	500	551
Guam Power Authority Revenue	5.000%	10/1/18	475	480
Guam Power Authority Revenue	5.000%	10/1/20	520	544
Guam Power Authority Revenue	5.000%	10/1/23	1,000	1,076
Guam Power Authority Revenue	5.000%	10/1/24	2,145	2,318
Guam Power Authority Revenue	5.000%	10/1/25	1,480	1,606
				25,077
Hawaii (1.2%)
Hawaii County HI GO	5.000%	9/1/22	1,330	1,482
Hawaii County HI GO	5.000%	9/1/22	1,275	1,421
Hawaii County HI GO	5.000%	9/1/23	1,200	1,360
Hawaii County HI GO	5.000%	9/1/23	1,785	2,023
Hawaii County HI GO	5.000%	9/1/23	1,395	1,581
Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT	2.200%	11/26/18	4,625	4,625
Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT	2.200%	11/26/18	2,390	2,390
Hawaii GO	5.000%	12/1/18	17,250	17,577
Hawaii GO	5.000%	6/1/19	6,960	7,197
Hawaii GO	5.000%	6/1/19	2,370	2,451
Hawaii GO	5.000%	8/1/19	3,735	3,881
Hawaii GO	5.000%	8/1/19	3,500	3,637
Hawaii GO	5.000%	11/1/19	11,960	12,514
Hawaii GO	5.000%	11/1/19	40,725	42,611
Hawaii GO	5.000%	12/1/19	5,000	5,243
Hawaii GO	5.000%	8/1/20	10,985	11,723
Hawaii GO	5.000%	8/1/20	13,905	14,839
Hawaii GO	5.000%	8/1/21	7,630	8,333
Hawaii GO	5.000%	8/1/21	7,020	7,667
Hawaii GO	5.000%	8/1/22	6,000	6,688
Hawaii GO	5.000%	8/1/22	2,500	2,787
Hawaii GO	5.000%	10/1/22	9,025	10,090
Hawaii GO	5.000%	10/1/22	7,010	7,837
Hawaii GO	5.000%	10/1/22	2,560	2,862
Hawaii GO	5.000%	10/1/22	5,500	6,149
Hawaii GO	4.000%	5/1/23	2,000	2,164
Hawaii GO	5.000%	5/1/23	5,055	5,706
Hawaii GO	5.000%	10/1/23	3,625	4,122
Hawaii GO	5.000%	10/1/23	1,075	1,223
Hawaii GO	5.000%	10/1/23	5,000	5,686
Hawaii GO	4.000%	5/1/24	3,950	4,310
Hawaii GO	5.000%	5/1/24	13,040	14,955
Hawaii GO	5.000%	10/1/24	6,580	7,595
Hawaii Highway Revenue	5.500%	7/1/18	2,000	2,012
Hawaii Highway Revenue	5.000%	1/1/20	1,000	1,050
Honolulu HI City & County GO	5.000%	8/1/18	2,715	2,737
Honolulu HI City & County GO	5.000%	11/1/18	4,000	4,065
Honolulu HI City & County GO	5.000%	9/1/19	2,500	2,604
Honolulu HI City & County GO	5.000%	11/1/19	6,000	6,278
Honolulu HI City & County GO	5.000%	10/1/21	1,500	1,644
Honolulu HI City & County GO	5.000%	10/1/21	2,255	2,471
Honolulu HI City & County GO	5.000%	10/1/21	3,650	3,999
Honolulu HI City & County GO	5.000%	9/1/23	1,800	2,040
Honolulu HI City & County GO	5.000%	9/1/24	2,925	3,362
1 Honolulu HI City & County GO PUT	2.050%	9/1/20	5,500	5,504
1 Honolulu HI City & County GO PUT	2.050%	9/1/20	7,000	7,006

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Honolulu HI City & County GO PUT	2.060%	9/1/20	7,500	7,506
1 Honolulu HI City & County GO PUT	2.070%	9/1/20	5,750	5,755
1 Honolulu HI City & County GO PUT	2.070%	9/1/20	5,000	5,004
1 Honolulu HI City & County GO PUT	2.070%	9/1/20	7,500	7,507
1 Honolulu HI City & County GO PUT	2.070%	9/1/20	6,250	6,255
				311,528
Idaho (0.1%)
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/20	5,000	5,358
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/21	2,000	2,185
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/22	2,000	2,222
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/23	4,410	4,971
Idaho Housing & Finance Association RAN	5.000%	7/15/23	2,530	2,834
Idaho Housing & Finance Association RAN	5.000%	7/15/24	2,000	2,265
				19,835
Illinois (6.9%)
Chicago IL Board of Education GO	0.000%	12/1/18 (14)	1,000	984
Chicago IL Board of Education GO	5.000%	12/1/18 (2)	510	516
Chicago IL Board of Education GO	5.000%	12/1/18	795	804
Chicago IL Board of Education GO	5.000%	12/1/18 (Prere.)	95	97
Chicago IL Board of Education GO	5.000%	12/1/18 (12)	7,305	7,393
Chicago IL Board of Education GO	5.250%	12/1/18 (14)	4,970	5,036
Chicago IL Board of Education GO	5.500%	12/1/18 (2)	250	253
Chicago IL Board of Education GO	5.000%	12/1/19	1,540	1,581
Chicago IL Board of Education GO	5.000%	12/1/19	7,000	7,187
Chicago IL Board of Education GO	5.000%	12/1/19 (14)	155	158
Chicago IL Board of Education GO	5.250%	12/1/19 (14)(3)	1,835	1,894
Chicago IL Board of Education GO	5.000%	12/1/20	2,585	2,602
Chicago IL Board of Education GO	5.000%	12/1/20	7,825	8,136
Chicago IL Board of Education GO	5.250%	12/1/20 (14)(3)	1,750	1,842
Chicago IL Board of Education GO	5.000%	12/1/21	2,460	2,475
Chicago IL Board of Education GO	5.000%	12/1/21	1,570	1,617
Chicago IL Board of Education GO	5.000%	12/1/21	13,860	14,539
Chicago IL Board of Education GO	5.000%	12/1/21	3,395	3,561
Chicago IL Board of Education GO	0.000%	12/1/22 (13)(3)	3,855	3,344
Chicago IL Board of Education GO	5.000%	12/1/22	7,000	7,383
Chicago IL Board of Education GO	5.000%	12/1/22	3,000	3,164
Chicago IL Board of Education GO	0.000%	12/1/23 (14)	1,500	1,181
Chicago IL Board of Education GO	5.000%	12/1/23	2,950	3,123
Chicago IL Board of Education GO	5.000%	12/1/23	9,000	9,529
Chicago IL Board of Education GO	5.250%	12/1/23 (4)	250	256
Chicago IL Board of Education GO	5.250%	12/1/23	3,105	3,124
Chicago IL Board of Education GO	5.000%	12/1/24	1,000	1,055
Chicago IL Board of Education GO	5.000%	12/1/24	3,055	3,225
Chicago IL Board of Education GO	5.000%	12/1/24	10,000	10,556
Chicago IL Board of Education GO	5.250%	12/1/24	270	271
Chicago IL Board of Education GO	5.250%	12/1/26	6,175	6,203
Chicago IL Board of Education GO	7.000%	12/1/26	10,000	11,674
Chicago IL GO	5.000%	12/1/19	1,505	1,548
Chicago IL GO	5.000%	1/1/20	100	103
Chicago IL GO	4.000%	1/1/21	1,250	1,263
Chicago IL GO	5.000%	1/1/21	145	151
Chicago IL GO	5.000%	1/1/21	195	203
Chicago IL GO	5.000%	1/1/21	785	819
Chicago IL GO	5.000%	12/1/21	500	519
Chicago IL GO	5.000%	1/1/22	15,725	16,452
Chicago IL GO	5.000%	1/1/23	770	810
Chicago IL GO	5.000%	1/1/23	18,500	19,472
Chicago IL GO	0.000%	1/1/24 (14)	1,000	793
Chicago IL GO	5.000%	1/1/24	1,000	1,058
Chicago IL GO	5.000%	1/1/26	2,750	2,913
Chicago IL GO	5.000%	1/1/26	160	169
Chicago IL GO	5.000%	1/1/27	200	202
Chicago IL GO	5.000%	1/1/27 (4)	1,945	2,026
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/18	5,000	5,092
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/21	4,470	4,876
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/21	5,105	5,569
Chicago IL Midway Airport Revenue	5.000%	1/1/20	2,075	2,172
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/21	500	515
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19	1,000	1,020
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19	1,470	1,500
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/20	16,500	17,275

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/20	4,000	4,188
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/21	3,650	3,913
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/21	600	643
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/21	4,175	4,476
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/21	500	536
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22	3,600	3,937
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22	700	766
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22	1,440	1,575
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22	9,700	10,608
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22	1,125	1,230
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23	750	834
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23	1,010	1,123
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23	1,930	2,146
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23	2,270	2,524
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23	7,000	7,782
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23	1,100	1,223
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	1,400	1,574
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	10,445	11,745
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	4,410	4,959
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	1,575	1,771
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	2,385	2,682
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25	750	852
Chicago IL Park District GO	4.000%	1/1/19	100	101
Chicago IL Park District GO	5.000%	1/1/22	125	135
Chicago IL Park District GO	5.000%	1/1/22	400	431
Chicago IL Park District GO	5.000%	1/1/22	1,000	1,078
Chicago IL Park District GO	5.500%	1/1/22	1,115	1,140
Chicago IL Park District GO	5.000%	1/1/23	400	437
Chicago IL Park District GO	5.000%	1/1/23	1,265	1,382
Chicago IL Park District GO	5.000%	1/1/24	550	609
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/20	1,195	1,244
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/21	2,920	3,095
Chicago IL Public Building Commission Revenue	5.250%	12/1/18 (14)	4,265	4,342
Chicago IL Transit Authority Capital Grant Receipts Revenue	4.000%	6/1/19	1,250	1,273
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/20	1,250	1,320
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/21	1,840	1,978
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/21	1,000	1,072
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/22	3,090	3,363
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/22	2,500	2,733
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/23	9,205	10,135
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/23	5,000	5,532
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/24	5,065	5,621
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/24	1,250	1,391
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/25	4,000	4,464
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/25	1,500	1,679
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/22	9,820	10,628
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/21	1,000	1,067
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/22	2,815	3,058
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	1,310	1,431
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,300	2,512
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,350	2,567
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/24	1,125	1,240
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/24	2,700	2,976
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/25	1,000	1,111
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/25	3,550	3,944
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/26	1,020	1,144
Chicago IL Water Revenue	5.000%	11/1/18	675	685
Chicago IL Waterworks Revenue	5.000%	11/1/19	750	781
Chicago IL Waterworks Revenue	5.000%	11/1/20	2,500	2,660
Chicago IL Waterworks Revenue	5.000%	11/1/22	1,540	1,696
Chicago IL Waterworks Revenue	5.000%	11/1/23	2,900	3,203
Chicago IL Waterworks Revenue	5.000%	11/1/24	3,100	3,446
Chicago IL Waterworks Revenue	5.000%	11/1/24	1,125	1,251
Chicago IL Waterworks Revenue	5.000%	11/1/25	12,505	14,021
Chicago IL Waterworks Revenue	5.000%	11/1/26	11,825	13,341
4 Chicago Transit Authority Revenue TOB VRDO	1.900%	5/7/18	13,400	13,399
4 Chicago Transit Authority Revenue TOB VRDO	2.000%	5/7/18	3,600	3,600
Cook County IL Forest Preservation District GO	5.000%	12/15/18	1,000	1,019
Cook County IL Forest Preservation District GO	5.000%	12/15/19	1,580	1,652
Cook County IL GO	3.000%	11/15/18	1,125	1,131
Cook County IL GO	5.000%	11/15/18	2,000	2,032

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cook County IL GO	5.000%	11/15/19	1,500	1,562
Cook County IL GO	5.000%	11/15/19	215	224
Cook County IL GO	5.000%	11/15/19	1,000	1,042
Cook County IL GO	5.000%	11/15/20	500	534
Cook County IL GO	5.000%	11/15/20	1,500	1,603
Cook County IL GO	5.000%	11/15/21	500	545
Cook County IL GO	5.000%	11/15/22	280	311
Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/18	1,615	1,636
Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/19	2,380	2,456
Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/20	2,475	2,587
Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/21	2,575	2,719
Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/22	2,680	2,851
Elk Grove Village IL GO	3.000%	1/1/23	500	511
Elk Grove Village IL GO	3.000%	1/1/24	550	561
Elk Grove Village IL GO	3.000%	1/1/25	560	570
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.650%	2/1/19	10,000	9,968
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.550%	2/13/20	5,000	4,943
Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	1.875%	8/1/20	8,000	7,924
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/19	1,000	1,038
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/21	2,000	2,176
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/22	1,000	1,108
Illinois Finance Authority Revenue (Advocate Health Care Network)	1.375%	11/15/22	2,550	2,438
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	2.050%	11/26/18	5,750	5,750
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	5/1/19	27,295	28,088
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	1/15/20	5,850	6,131
Illinois Finance Authority Revenue (Ann & Robert H. Lurie Children’s Hospital of Chicago)	5.000%	8/15/22	700	776
Illinois Finance Authority Revenue (Ann & Robert H. Lurie Children’s Hospital of Chicago)	5.000%	8/15/23	750	844
Illinois Finance Authority Revenue (Ann & Robert H. Lurie Children’s Hospital of Chicago)	5.000%	8/15/24	1,330	1,511
Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	1.750%	4/1/21	3,000	2,954
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	2/15/21	750	804
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	2/15/23	1,000	1,105
Illinois Finance Authority Revenue (Carle Foundation)	5.375%	8/15/26	1,000	1,093
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/18	235	237
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/19	1,115	1,145
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/20	2,940	3,071
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/20	500	522
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/21	975	1,032
Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	1/1/24	4,000	4,529
Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/24	1,465	1,671
Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	1/1/25	2,000	2,293
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/21	380	412
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/24	250	282
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/21	375	397
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/22	350	376
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/23	500	544
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/24	565	621
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	3.250%	5/15/22	1,030	1,045
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/18	4,000	4,037
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/19	4,205	4,372
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/20	4,210	4,487
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/21	5,510	5,998
Illinois Finance Authority Revenue (Illinois Wesleyan University)	5.000%	9/1/26	680	765
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/22	5,095	5,576
Illinois Finance Authority Revenue (Northwest Community Hospital) VRDO	1.750%	5/7/18 LOC	11,265	11,265
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/20	1,035	1,095
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/22	2,380	2,602
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/19	2,600	2,698
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/20	1,000	1,065
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/22	1,250	1,388
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/23	1,000	1,127
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/24	3,250	3,712
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/25	4,500	5,211
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) PUT	5.000%	12/15/22	19,500	21,704
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/20	875	923
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/20	3,560	3,797
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/21	1,100	1,194
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/22	2,605	2,860
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/22	1,585	1,746
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/26	1,120	1,213
Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	5/1/21	1,200	1,284
Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	5/1/22	1,600	1,737

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	5/1/23	1,400	1,534
1 Illinois Finance Authority Revenue (Presbyterian Homes) PUT	2.671%	5/1/21	2,500	2,509
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/21	3,055	3,250
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/22	4,000	4,327
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/23	5,000	5,482
Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago)	5.000%	7/1/20	1,000	1,055
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/19	500	522
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/20	1,000	1,069
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/21	1,000	1,091
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/22	1,000	1,109
4 Illinois Finance Authority Revenue (Rush University Medical Center) TOB VRDO	1.850%	5/7/18 (Prere.)	10,400	10,400
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/22	1,000	1,081
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.250%	3/1/20 (Prere.)	1,160	1,228
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/22	900	988
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/24	1,200	1,343
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/25	595	673
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/21	700	742
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/22	1,000	1,072
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/23	1,500	1,623
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/22	1,200	1,326
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/23	1,100	1,234
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/19	1,745	1,820
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/20	7,000	7,484
Illinois Finance Authority Solid Waste Disposal Revenue (Prairie Power Inc. Project) PUT	1.750%	5/6/20	6,495	6,430
Illinois Finance Authority Student Housing & Academic Facilities Revenue (University of Illinois at
Chicago Project)	4.000%	2/15/22	845	871
Illinois Finance Authority Student Housing & Academic Facilities Revenue (University of Illinois at
Chicago Project)	4.000%	2/15/24	1,675	1,730
Illinois Finance Authority Student Housing & Academic Facilities Revenue (University of Illinois at
Chicago Project)	5.000%	2/15/25	875	957
Illinois GO	5.000%	5/1/18	8,250	8,250
Illinois GO	5.000%	8/1/18	29,795	29,962
Illinois GO	5.000%	11/1/18	163,500	165,352
Illinois GO	5.000%	11/1/18	10,340	10,457
Illinois GO	5.000%	12/1/18	13,100	13,273
Illinois GO	5.000%	12/1/18	4,750	4,813
Illinois GO	5.000%	1/1/19	700	710
Illinois GO	5.000%	1/1/19	3,305	3,350
Illinois GO	5.250%	1/1/19	8,635	8,767
Illinois GO	5.000%	2/1/19	9,680	9,827
Illinois GO	5.000%	2/1/19	1,575	1,599
Illinois GO	5.000%	4/1/19	3,375	3,437
Illinois GO	5.000%	4/1/19	2,500	2,546
Illinois GO	5.000%	8/1/19	26,625	27,274
Illinois GO	4.000%	9/1/19	2,000	2,026
Illinois GO	5.000%	11/1/19	10,000	10,288
Illinois GO	5.000%	2/1/20	4,850	4,979
Illinois GO	5.000%	2/1/20	3,055	3,137
Illinois GO	5.000%	3/1/20	10,690	10,987
Illinois GO	5.000%	4/1/20	2,025	2,084
Illinois GO	5.000%	5/1/20	24,500	25,236
Illinois GO	5.000%	7/1/20	12,500	12,929
Illinois GO	5.000%	8/1/20	1,260	1,305
Illinois GO	5.000%	8/1/20 (4)	6,500	6,832
Illinois GO	4.000%	9/1/20	1,520	1,542
Illinois GO	5.000%	11/1/20	45,230	47,015
Illinois GO	5.000%	1/1/21 (4)	8,425	8,735
Illinois GO	5.000%	2/1/21	10,000	10,341
Illinois GO	5.000%	2/1/21	4,100	4,237
Illinois GO	5.000%	4/1/21	3,390	3,510
Illinois GO	5.000%	4/1/21	8,600	8,903
Illinois GO	5.000%	5/1/21	17,000	17,617
Illinois GO	5.000%	11/1/21	40,000	41,638
Illinois GO	5.000%	1/1/22	100	102
Illinois GO	5.000%	7/1/22	4,325	4,501
Illinois GO	5.000%	8/1/22	7,000	7,290
Illinois GO	5.000%	11/1/22	18,800	19,622
Illinois GO	5.000%	11/1/22	8,200	8,559
Illinois GO	5.000%	1/1/23	19,200	19,992
Illinois GO	5.000%	2/1/23	7,000	7,293
Illinois GO	5.000%	11/1/23	15,000	15,643

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois GO	5.000%	1/1/24	19,200	19,937
Illinois GO	5.000%	11/1/24	15,000	15,572
Illinois GO	5.000%	4/1/25	4,170	4,336
Illinois GO	5.000%	3/1/26 (4)	1,125	1,199
Illinois GO	5.000%	4/1/26 (4)	1,500	1,618
Illinois GO	5.000%	5/1/26	6,275	6,488
Illinois Housing Development Authority Revenue (Larkin Village)	4.000%	10/1/48	15,990	16,795
Illinois Sales Tax Revenue	5.000%	6/15/19	14,220	14,662
Illinois Sales Tax Revenue	5.000%	6/15/20	15,050	15,895
Illinois Sales Tax Revenue	4.000%	6/15/21	255	260
4 Illinois Sales Tax Revenue TOB VRDO	2.080%	5/7/18 (Prere.)	4,155	4,155
Illinois Sports Facility Authority Revenue	0.000%	6/15/22 (2)	1,395	1,182
Illinois Sports Facility Authority Revenue	0.000%	6/15/23 (2)	8,945	7,249
Illinois Sports Facility Authority Revenue	0.000%	6/15/24 (2)	13,500	10,449
Illinois Toll Highway Authority Revenue	5.000%	12/1/18	7,000	7,127
Illinois Toll Highway Authority Revenue	5.000%	1/1/19	1,000	1,021
Illinois Toll Highway Authority Revenue	5.000%	12/1/19	20,100	21,049
Illinois Toll Highway Authority Revenue	5.000%	1/1/20	5,000	5,246
Illinois Toll Highway Authority Revenue	5.000%	12/1/20	20,775	22,264
Illinois Toll Highway Authority Revenue	5.000%	1/1/21	5,000	5,364
Illinois Toll Highway Authority Revenue	5.000%	12/1/21	15,000	16,411
Illinois Toll Highway Authority Revenue	5.000%	1/1/29	3,000	3,130
Illinois Toll Highway Authority Revenue VRDO	1.760%	5/7/18	33,115	33,115
Kendall County IL Forest Preserve District GO	5.000%	1/1/24 (4)	1,425	1,590
Kendall, Kane, & Will Counties IL Community Unified School District No. 308 GO	5.000%	10/1/22	1,375	1,508
Kendall, Kane, & Will Counties IL Community Unified School District No. 308 GO	5.000%	10/1/23	550	611
McHenry County IL Conservation District GO	5.000%	2/1/19	2,500	2,558
McHenry County IL Conservation District GO	5.000%	2/1/21	3,000	3,226
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	16,775	15,031
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	2,510	2,205
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	100	80
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/24 (14)	6,825	5,170
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	12/15/19 (14)	1,235	1,172
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.000%	12/15/20	3,500	3,687
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.000%	12/15/22	875	934
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.000%	12/15/22	2,940	2,949
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.000%	6/15/23	4,420	4,648
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.000%	12/15/25	1,000	1,081
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.000%	12/15/26	26,320	27,533
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/22	1,000	1,103
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/23	2,210	2,468
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/24	1,290	1,454
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/18	1,875	1,879
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.250%	6/1/20	9,100	9,638
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/23	15,000	16,552
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/24	20,030	22,347
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/25	33,000	37,204
Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/21	615	666
Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/23	645	715
4 Sales Tax Securitization Corp. TOB VRDO	1.900%	5/7/18	8,500	8,500
Springfield IL Electric Revenue	5.000%	3/1/19	2,000	2,048
Springfield IL Electric Revenue	5.000%	3/1/21	2,000	2,141
Springfield IL Electric Revenue	5.000%	3/1/22	2,335	2,540
Springfield IL Electric Revenue	5.000%	3/1/23	5,000	5,520
Springfield IL Electric Revenue	5.000%	3/1/24	4,515	5,046
4 Springfield IL Water Revenue TOB VRDO	1.930%	5/7/18	4,112	4,112
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/24	2,655	2,787
University of Illinois COP	5.000%	8/15/20	5,000	5,237
University of Illinois COP	5.000%	10/1/20	3,850	4,041
University of Illinois COP	5.000%	8/15/21	5,000	5,317
Will County IL Community High School District No. 210 (Lincoln-Way) GO	4.000%	1/1/22	1,300	1,296
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/24 (4)	2,820	2,271
				1,753,215

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana (1.1%)
Avon IN Community School Building Corp	5.000%	7/15/21	1,505	1,635
Avon IN Community School Building Corp. Revenue	5.000%	1/15/21	2,325	2,497
Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/21	200	217
Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/22	250	276
Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/23	270	303
Ball State University Student Fee Indiana Revenue	5.000%	7/1/21	500	543
Ball State University Student Fee Indiana Revenue	5.000%	7/1/22	225	249
Ball State University Student Fee Indiana Revenue	5.000%	7/1/23	525	590
Evansville IN Redevelopment Authority Revenue (Arena Project)	5.000%	2/1/21 (15)	3,155	3,387
Evansville IN Redevelopment Authority Revenue (Arena Project)	5.000%	2/1/22 (15)	3,370	3,692
Evansville IN Redevelopment Authority Revenue (Arena Project)	5.000%	2/1/23 (15)	3,535	3,930
Indiana Bond Bank Special Program Gas Revenue	5.250% 10/15/19		50	52
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.000%	11/1/21	2,380	2,417
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.000%	11/1/22	1,500	1,669
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/20	860	908
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	3/1/19	5,000	5,130
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/20	1,000	1,074
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/20	2,100	2,255
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/21	2,500	2,741
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/22	7,040	7,855
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/23	5,200	5,893
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/19	700	732
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/20	600	643
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/21	500	547
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/22	870	969
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/23	1,265	1,430
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/24	1,000	1,144
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/25	1,500	1,739
Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/19 (ETM)	35	36
Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/19	1,615	1,665
Indiana Finance Authority Lease Revenue	5.000%	2/1/19	3,700	3,791
Indiana Finance Authority Lease Revenue	5.000%	2/1/20	3,500	3,685
Indiana Finance Authority Revenue	5.000%	2/1/23	2,635	2,906
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/19	1,000	1,025
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/20	1,300	1,369
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	4.000%	9/1/21	250	263
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/22	250	276
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/23	750	818
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/23	700	783
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/20	900	964
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/21	550	601
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/23	2,000	2,255
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/23	1,100	1,240
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/24	3,275	3,721
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/24	1,890	2,147
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/25	6,240	7,167
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/25	5,315	6,105
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/18	1,000	1,013
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/19	335	349
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/20	375	400
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/20	840	896
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/21	380	415
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/21	1,680	1,828
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/22	1,000	1,104
Indiana Health & Educational Facility Financing Authority Revenue (Ascension Health Credit Group)
PUT	1.750%	11/2/21	34,110	33,415
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	10/1/18	290	293
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	10/1/19	1,780	1,830
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	10/1/20	1,865	1,949
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	10/1/21	1,925	2,036
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	10/1/22	1,985	2,122
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	10/1/23	1,845	1,988
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.250%	5/1/20	2,100	2,058
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.375%	5/1/20 (Prere.)	60	59
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.375%	5/1/20	2,705	2,658
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20	4,215	4,152
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.350%	8/4/20	6,875	6,734
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.350%	8/4/20	4,615	4,520

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Transportation Finance Authority Revenue	5.500%	12/1/22 (14)	16,640	18,973
Indiana University Student Fee Revenue	5.000%	6/1/18	1,000	1,003
Indiana University Student Fee Revenue	5.000%	8/1/18	4,000	4,032
Indiana University Student Fee Revenue	5.000%	6/1/19	1,500	1,551
Indiana University Student Fee Revenue	5.000%	6/1/21	3,500	3,811
Indiana University Student Fee Revenue	5.000%	6/1/22	3,040	3,381
Ivy IN Tech Community College Revenue	5.000%	7/1/19	850	880
Ivy IN Tech Community College Revenue	5.000%	7/1/20	500	532
Purdue University Indiana University COP	5.000%	7/1/21	2,290	2,500
Purdue University Indiana University COP	5.000%	7/1/22	2,290	2,551
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/20	1,010	1,057
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/22	1,275	1,375
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/23	850	929
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	1.750%	6/1/18	5,500	5,498
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	2.050%	6/1/21	2,000	1,971
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	7/1/18	3,665	3,673
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	1/1/19	3,740	3,772
Wayne Township School Building Corp. Marion County Indiana Revenue	4.000%	7/15/22	2,660	2,839
Wayne Township School Building Corp. Marion County Indiana Revenue	4.000%	1/15/23	3,450	3,689
Wayne Township School Building Corp. Marion County Indiana Revenue	4.000%	7/15/23	3,125	3,357
Wayne Township School Building Corp. Marion County Indiana Revenue	4.000%	1/15/24	2,910	3,133
Wayne Township School Building Corp. Marion County Indiana Revenue	4.000%	7/15/24	2,140	2,312
Wayne Township School Building Corp. Marion County Indiana Revenue	4.000%	1/15/25	4,070	4,372
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	1.850%	10/1/19	30,000	29,855
				272,199
Iowa (0.3%)
Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals & Clinics)	4.000%	9/1/19	5,675	5,837
Iowa Finance Authority Healthcare Revenue (Genesis Health System)	5.000%	7/1/19	4,075	4,213
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	25	25
4 Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27	12,155	12,938
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project) PUT	5.250%	12/1/37	21,860	22,960
Iowa Finance Authority Revenue	5.000%	8/1/21	9,400	10,273
Iowa Finance Authority Revenue	5.000%	8/1/22	10,095	11,261
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	4.000%	12/1/21	400	425
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	4.000%	12/1/22	425	457
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	4.000%	12/1/23	500	541
Iowa Special Obligation Revenue	5.000%	6/15/21	1,820	1,977
Iowa Special Obligation Revenue	5.000%	6/15/22	3,740	4,142
Iowa Special Obligation Revenue	5.000%	6/15/23	4,820	5,430
Xenia IA Rural Water District Revenue	5.000%	12/1/21	320	348
Xenia IA Rural Water District Revenue	5.000%	12/1/22	335	369
				81,196
Kansas (0.5%)
Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/23	1,515	1,632
Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/24	1,535	1,662
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/22	500	535
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/23	500	538
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/24	1,080	1,169
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/25	600	656
Johnson County KS Unified School District No. 233 GO	4.000%	9/1/21	1,325	1,406
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/21	750	820
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/21	1,795	1,962
Johnson County KS Unified School District No. 233 GO	4.000%	9/1/22	1,000	1,071
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/22	1,015	1,131
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/23	750	851
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/23	450	510
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/24	250	287
1 Kansas Department of Transportation Highway Revenue	1.584%	9/1/18	3,500	3,502
1 Kansas Department of Transportation Highway Revenue	1.664%	9/1/19	4,250	4,260
Kansas Development Finance Authority Health Facilities Revenue (Kansas University Health System)	5.000%	3/1/19	1,150	1,180
Kansas Development Finance Authority Revenue	5.000%	5/1/21	17,635	19,022
Kansas Development Finance Authority Revenue	5.000%	4/1/22	3,765	4,145
Kansas Development Finance Authority Revenue	5.000%	5/1/22	17,565	19,282
Kansas Development Finance Authority Revenue	5.000%	5/1/24	16,420	18,362
Kansas Development Finance Authority Revenue (Wichita State University Projects)	5.000%	6/1/18	2,420	2,426
Sedgwick County KS Unified School District No. 259 (Wichita) GO	4.000%	10/1/23	4,035	4,393
Sedgwick County KS Unified School District No. 259 (Wichita) GO	4.000%	10/1/24	8,045	8,791
Sedgwick County KS Unified School District No. 266 (Maize) GO	3.000%	9/1/19	200	203
Sedgwick County KS Unified School District No. 266 (Maize) GO	4.000%	9/1/20	400	418
Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/21	525	572
Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/22	1,250	1,387

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Seward County KS Unified School District No. 480 GO	3.000%	9/1/18	600	602
Seward County KS Unified School District No. 480 GO	3.000%	9/1/19	470	476
Seward County KS Unified School District No. 480 GO	3.000%	9/1/20	450	459
Seward County KS Unified School District No. 480 GO	5.000%	9/1/21	400	435
Seward County KS Unified School District No. 480 GO	5.000%	9/1/22	315	349
Seward County KS Unified School District No. 480 GO	5.000%	9/1/23	1,200	1,349
Seward County KS Unified School District No. 480 GO	5.000%	9/1/24	1,500	1,709
Seward County KS Unified School District No. 480 GO	5.000%	9/1/25	1,750	2,024
University of Kansas Hospital Authority Health Facilities Revenue	5.000%	3/1/22	180	199
University of Kansas Hospital Authority Health Facilities Revenue	5.000%	3/1/23	300	336
University of Kansas Hospital Authority Health Facilities Revenue	5.000%	3/1/24	300	341
Wichita KS GO	1.100%	10/13/18	3,715	3,706
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/18 (ETM)	2,250	2,288
Wichita KS Water & Sewer Utility Revenue	5.000%	10/1/22	1,040	1,159
Wyandotte County KS Unified School District No. 500 GO	5.000%	9/1/22	1,000	1,103
Wyandotte County KS Unified School District No. 500 GO	5.000%	9/1/23	1,200	1,344
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/19	500	521
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/20	1,580	1,684
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/22	750	830
				123,087
Kentucky (0.9%)
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	4.000%	2/1/21	540	554
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/22	2,245	2,391
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/23	765	822
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/24	680	736
Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.050%	9/1/19	10,375	10,230
Kenton County KY Airport Revenue	5.000%	1/1/20	700	732
Kenton County KY Airport Revenue	5.000%	1/1/21	700	748
Kenton County KY Airport Revenue	5.000%	1/1/22	750	817
Kenton County KY Airport Revenue	5.000%	1/1/23	500	551
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/18	2,500	2,526
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/22	3,995	4,246
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.250%	9/1/22	8,510	9,524
Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/21	1,000	1,085
Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/22	750	831
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System
Obligated Group)	5.375%	8/15/18 (Prere.)	500	505
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System
Obligated Group)	5.375%	8/15/24	500	504
Kentucky Economic Development Finance Authority Medical Center Revenue (King’s Daughters
Medical Center Project)	5.000%	2/1/21	1,185	1,230
1 Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives) PUT	2.181%	2/1/20	25,000	24,999
Kentucky Economic Development Finance Authority Revenue (Owensboro Health, Inc.)	5.000%	6/1/21	1,500	1,583
Kentucky Economic Development Finance Authority Revenue (Owensboro Health, Inc.)	5.000%	6/1/22	1,675	1,789
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/20 (14)	6,000	6,351
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/21 (14)	6,085	6,576
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/22 (14)	2,500	2,744
Kentucky Property & Building Commission Revenue	5.000%	8/1/21	15,885	17,172
Kentucky Property & Building Commission Revenue	5.000%	8/1/22	4,510	4,937
Kentucky Property & Building Commission Revenue	5.000%	8/1/22	15,110	16,539
Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	4/1/24	65,000	68,859
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/18	2,500	2,513
Louisville & Jefferson County KY Metropolitan Government Environmental Facilities Revenue
(Louisville Gas & Electric Co. Project) PUT	1.500%	4/1/19	19,850	19,737
Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/20	1,165	1,241
Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton
Healthcare Obligated Group)	3.000%	10/1/21	1,405	1,435
Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/22	1,855	2,048
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/19	300	312
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/20	1,000	1,058
Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/21	1,975	2,064
Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/22	1,915	2,025
Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/23	2,500	2,669
Owensboro KY Electric Light & Power System Revenue	5.000%	1/1/23 (4)	1,590	1,665
Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/24	3,745	4,001
Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/25	2,780	2,976
Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/26	2,100	2,252
Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/27	1,920	2,059
				237,636

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Louisiana (1.1%)
DeSoto Parish LA Pollution Control Revenue (Southwestern Electric Power Co. Project)	1.600%	1/1/19	13,500	13,527
East Baton Rouge Parish LA Sales Tax Revenue VRDO	1.800%	5/7/18 LOC	11,790	11,790
Ernest N. Morial New Orleans LA Exhibition Hall Authority Special Tax Revenue	4.000%	7/15/18	1,040	1,045
Ernest N. Morial New Orleans LA Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/19	1,190	1,233
Greater New Orleans Expressway Commission Revenue	5.000%	11/1/24 (4)	500	571
Greater New Orleans Expressway Commission Revenue	5.000%	11/1/25 (4)	570	661
Lafayette LA Communications System Revenue	5.000%	11/1/20 (4)	1,000	1,068
Lafayette LA Communications System Revenue	5.000%	11/1/21 (4)	1,010	1,103
Lafayette LA Communications System Revenue	5.000%	11/1/22 (4)	4,010	4,461
Lafayette LA Utilities Revenue	5.000%	11/1/23 (4)	300	339
Lafayette LA Utilities Revenue	5.000%	11/1/24 (4)	540	616
Lafayette LA Utilities Revenue	5.000%	11/1/25 (4)	500	579
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/20	8,000	8,471
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/21 (4)	5,000	5,416
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/22 (4)	4,150	4,584
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/23	1,445	1,627
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/24	2,370	2,708
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/25	1,500	1,739
Louisiana GO	5.000%	10/1/21	3,335	3,638
Louisiana GO	5.000%	5/1/22	10,320	11,378
Louisiana GO	5.000%	5/1/22	2,800	3,087
Louisiana GO	5.000%	9/1/22	4,000	4,436
Louisiana GO	5.000%	7/15/23	23,000	25,405
Louisiana GO	5.000%	10/1/23	11,640	13,142
Louisiana GO	5.000%	7/15/24	3,050	3,356
Louisiana GO	5.000%	10/1/24	12,240	13,957
Louisiana GO	5.000%	10/1/25	12,865	14,813
Louisiana GO	5.000%	10/1/26	6,750	7,862
Louisiana Highway Improvement Revenue	5.000%	6/15/18	1,325	1,330
Louisiana Highway Improvement Revenue	5.000%	6/15/19	1,000	1,033
Louisiana Highway Improvement Revenue	5.000%	6/15/20	1,325	1,401
Louisiana Highway Improvement Revenue	5.000%	6/15/21	1,135	1,226
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue	5.000%	10/1/21 (15)	1,930	2,101
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue	5.000%	10/1/22 (15)	2,435	2,695
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue	5.000%	10/1/23 (15)	5,000	5,600
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue	5.000%	10/1/23 (15)	2,265	2,537
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue	5.000%	10/1/24 (15)	4,365	4,931
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue	5.000%	10/1/24 (15)	2,370	2,677
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue	5.000%	10/1/25 (15)	4,300	4,929
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Women’s Hospital Foundation Project)	3.000%	10/1/22	1,000	1,019
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Women’s Hospital Foundation Project)	5.000%	10/1/23	1,000	1,115
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Women’s Hospital Foundation Project)	5.000%	10/1/24	1,410	1,586
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Women’s Hospital Foundation Project)	4.000%	10/1/25	2,075	2,218
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.000%	10/1/22	2,500	2,471
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	4.000%	5/15/20	330	342
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/21	450	485
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/22	350	384
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23	600	668
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	620	699
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	720	822
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/18	1,050	1,055
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/19	1,250	1,291
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/20	1,100	1,168
New Orleans LA Aviation Board Revenue	5.000%	1/1/22	135	148
New Orleans LA Aviation Board Revenue	5.000%	1/1/23	150	167
New Orleans LA Aviation Board Revenue	5.000%	1/1/24	200	226
New Orleans LA Aviation Board Revenue	5.000%	1/1/25	100	114
New Orleans LA GO	5.000%	12/1/18	4,065	4,136
New Orleans LA GO	5.000%	12/1/20	1,400	1,499

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Orleans LA GO	5.000%	12/1/21	1,260	1,374
New Orleans LA GO	5.000%	12/1/22	700	775
New Orleans LA Sewage Service Revenue	5.000%	6/1/18	500	501
New Orleans LA Sewage Service Revenue	5.000%	6/1/19	570	588
New Orleans LA Sewage Service Revenue	5.000%	6/1/21	300	324
New Orleans LA Sewage Service Revenue	5.000%	6/1/22	1,705	1,869
New Orleans LA Sewage Service Revenue	5.000%	6/1/22	350	384
New Orleans LA Sewage Service Revenue	5.000%	6/1/23	350	389
New Orleans LA Water Revenue	5.000%	12/1/20	400	426
New Orleans LA Water Revenue	5.000%	12/1/22	1,500	1,651
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	14,650	15,503
St. James Parish LA Revenue (Nustar Logistics LP Project) VRDO	1.800%	5/7/18 LOC	31,200	31,200
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/19	2,500	2,575
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/20	8,375	8,843
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/22	1,000	1,095
				282,182
Maine (0.1%)
Maine GO	5.000%	6/1/22	10,205	11,335
Maine Governmental Facilities Authority Revenue	4.000%	10/1/24	690	745
Maine Health & Higher Educational Facilities Authority Revenue	5.000%	7/1/21	3,930	4,258
Maine Health & Higher Educational Facilities Authority Revenue	5.000%	7/1/22	1,425	1,572
Maine Health & Higher Educational Facilities Authority Revenue	5.000%	7/1/23	3,275	3,668
Maine Health & Higher Educational Facilities Authority Revenue	5.000%	7/1/24	2,740	3,107
Maine Health & Higher Educational Facilities Authority Revenue	5.000%	7/1/24	1,000	1,135
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/24	500	564
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	4.000%	7/1/25	595	638
Maine Housing Authority Mortgage Revenue	3.500%	11/15/47	3,500	3,611
Maine Housing Authority Mortgage Revenue	4.000%	11/15/47	5,000	5,244
				35,877
Maryland (3.5%)
Anne Arundel County MD GO	5.000%	4/1/19	2,640	2,715
Anne Arundel County MD GO	5.000%	4/1/19	6,960	7,157
Anne Arundel County MD GO	5.000%	10/1/22	3,110	3,476
Anne Arundel County MD GO	5.000%	10/1/22	1,455	1,626
Anne Arundel County MD GO	5.000%	10/1/22	2,520	2,816
Anne Arundel County MD GO	5.000%	10/1/22	4,690	5,242
Anne Arundel County MD GO	5.000%	10/1/23	3,110	3,538
Anne Arundel County MD GO	5.000%	10/1/23	1,455	1,655
Anne Arundel County MD GO	5.000%	10/1/23	2,485	2,827
2 Anne Arundel County MD GO	5.000%	10/1/23	3,880	4,415
Anne Arundel County MD GO	5.000%	4/1/28	1,395	1,609
Baltimore County MD GO	5.000%	2/1/20	2,100	2,211
Baltimore County MD GO	5.000%	10/15/21	10,400	11,392
Baltimore County MD GO	5.000%	2/1/23	6,950	7,654
Baltimore County MD GO	5.000%	8/1/23	3,700	4,199
Baltimore County MD GO	5.000%	8/1/25	3,000	3,322
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/18	2,280	2,314
Baltimore MD Project Revenue	5.000%	7/1/21	750	815
Baltimore MD Project Revenue	5.000%	7/1/21	520	566
Baltimore MD Project Revenue	5.000%	7/1/22	550	608
Baltimore MD Project Revenue	5.000%	7/1/22	500	555
Baltimore MD Project Revenue	5.000%	7/1/23	550	618
Baltimore MD Project Revenue	5.000%	7/1/23	525	592
4 Baltimore MD Project Revenue TOB VRDO	1.780%	5/7/18	8,185	8,185
Howard County MD GO	5.000%	2/15/19	3,830	3,929
Howard County MD GO	5.000%	8/15/19	5,000	5,206
Howard County MD GO	5.000%	2/15/20	4,475	4,721
Maryland Department of Transportation Revenue	5.000%	5/1/19	14,000	14,452
Maryland Department of Transportation Revenue	4.000%	9/1/20	18,475	19,338
Maryland Department of Transportation Revenue	5.000%	11/1/20	11,500	12,348
Maryland Department of Transportation Revenue	5.000%	12/1/20	15,495	16,670
Maryland Department of Transportation Revenue	5.000%	11/1/21	12,375	13,588
Maryland Department of Transportation Revenue	5.000%	12/15/21	7,920	8,719
Maryland Department of Transportation Revenue	5.000%	2/15/22	38,965	43,041
Maryland Department of Transportation Revenue	5.000%	11/1/22	10,000	11,197
Maryland Department of Transportation Revenue	5.000%	12/15/22	11,255	12,632
Maryland Department of Transportation Revenue	5.000%	2/1/24	10,165	11,383
Maryland Department of Transportation Revenue	4.000%	12/15/24	17,620	19,016
Maryland Department of Transportation Revenue	4.000%	2/1/28	21,560	22,949
Maryland Department of Transportation Revenue	4.000%	5/1/28	10,410	11,323

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland Economic Development Corp. Revenue (Constellation Energy Group, Inc. Project) PUT	2.550%	6/1/20	8,900	8,878
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	4.000%	6/1/19	1,200	1,223
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	4.000%	6/1/20	1,485	1,533
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/21	1,640	1,760
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/23	1,480	1,630
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/24	1,500	1,670
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/25	1,500	1,680
Maryland Economic Development Corp. Student Housing Revenue (University of Maryland College
Park)	4.000%	6/1/20 (4)	620	644
Maryland Economic Development Corp. Student Housing Revenue (University of Maryland College
Park)	4.000%	6/1/21 (4)	700	737
Maryland Economic Development Corp. Student Housing Revenue (University of Maryland College
Park)	4.000%	6/1/22 (4)	1,200	1,279
Maryland Economic Development Corp. Student Housing Revenue (University of Maryland College
Park)	4.000%	6/1/23 (4)	1,350	1,451
Maryland GO	5.000%	8/1/18	24,160	24,356
Maryland GO	5.000%	11/1/18	2,525	2,566
Maryland GO	5.000%	8/1/19 (Prere.)	28,995	30,122
Maryland GO	5.000%	11/1/19	4,265	4,464
Maryland GO	4.500%	8/1/20	4,215	4,451
Maryland GO	5.000%	8/1/20	30,000	32,008
2 Maryland GO	5.000%	3/1/21 (Prere.)	3,745	4,040
Maryland GO	4.000%	8/1/21	20,000	21,212
Maryland GO	5.000%	8/1/21	30,020	32,778
Maryland GO	5.000%	8/1/21	34,110	37,243
Maryland GO	5.000%	8/1/22	10,000	11,142
Maryland GO	5.000%	8/1/22	4,430	4,936
Maryland GO	5.000%	8/1/23	50,000	56,741
Maryland GO	5.000%	8/1/23	7,310	8,296
Maryland GO	5.000%	3/15/24	20,000	22,901
Maryland GO	4.000%	3/1/25	34,080	35,725
Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated
Group)	5.250%	1/1/24	1,455	1,623
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	4.000%	7/1/18	835	838
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	4.000%	7/1/19	850	870
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/20	1,000	1,061
1 Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health System
Obligated Group) PUT	1.844%	5/15/18	4,650	4,651
1 Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health System
Obligated Group) PUT	1.864%	5/15/18	9,500	9,501
Maryland Health & Higher Educational Facilities Authority Revenue (Loyola University)	5.000%	10/1/18	1,095	1,109
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/18	1,400	1,412
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/19	1,400	1,453
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/20	2,170	2,309
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/21	1,785	1,940
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/22	4,600	5,090
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	4.000%	7/1/20	1,055	1,091
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/21	650	698
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/22	500	546
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/23	1,220	1,349
Maryland Health & Higher Educational Facilities Authority Revenue (Peninsula Regional Medical
Center)	5.000%	7/1/21	2,220	2,407
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical
System)	4.000%	7/1/21	1,015	1,075
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical
System)	5.000%	7/1/22	2,580	2,869
Maryland Health & Higher Educational Facilities Authority Revenue (Western Maryland Health
System)	5.000%	7/1/19	2,750	2,837
Maryland Health & Higher Educational Facilities Authority Revenue (Western Maryland Health
System)	5.000%	7/1/20	3,150	3,330
Maryland Health & Higher Educational Facilities Authority Revenue (Western Maryland Health
System)	5.000%	7/1/21	7,045	7,597
Maryland Health & Higher Educational Facilities Authority Revenue (Western Maryland Health
System)	5.000%	7/1/22	5,000	5,475
Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/22	12,350	13,618
Montgomery County MD GO	5.000%	7/1/18	3,400	3,418
Montgomery County MD GO	5.000%	7/1/18	32,050	32,222
Montgomery County MD GO	5.000%	8/1/18	2,000	2,016
Montgomery County MD GO	5.000%	10/1/19	4,215	4,403
Montgomery County MD GO	5.000%	11/1/19	2,840	2,974

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montgomery County MD GO	5.000%	11/1/21	22,680	24,895
Montgomery County MD GO	5.000%	12/1/21	10,000	10,995
Montgomery County MD GO	5.000%	12/1/22	8,650	9,700
Montgomery County MD GO	4.000%	11/1/25	6,195	6,849
Prince Georges County MD (Regional Medical Center) COPS	5.000%	10/1/24	1,140	1,311
Prince Georges County MD GO	5.000%	7/15/24	5,250	6,042
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/23	650	712
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	2.500%	11/1/24	2,000	1,915
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/24	1,145	1,263
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	3.000%	11/1/25	1,375	1,347
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/25	1,250	1,389
Washington MD Suburban Sanitary Commission GO	4.000%	6/1/21	14,705	15,561
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/18	2,735	2,742
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/20	5,000	5,315
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/21	4,695	5,108
Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/21	1,840	1,979
Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/22	1,950	2,121
Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/23	2,060	2,263
				887,374
Massachusetts (3.3%)
Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/18	1,250	1,257
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/18 (Prere.)	10,000	10,054
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/18 (Prere.)	5,215	5,245
Massachusetts Bay Transportation Authority Sales Tax Revenue PUT	2.050%	11/26/18	29,190	29,190
Massachusetts College Building Authority Revenue	5.000%	5/1/20	3,000	3,181
Massachusetts College Building Authority Revenue	5.000%	5/1/21	5,495	5,959
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/23	7,000	7,344
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/18	1,245	1,261
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/19	1,215	1,265
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/18 (ETM)	435	437
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/18	440	442
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/21	750	805
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22	850	927
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.250%	7/1/23	2,395	2,646
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.250%	7/1/24	1,610	1,771
4 Massachusetts Development Finance Agency Revenue (Boston University) TOB VRDO	1.810%	5/7/18 LOC	6,430	6,430
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/20	5,000	5,305
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/21	5,705	6,187
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/21	5,000	5,422
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/22	3,385	3,740
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/22	1,655	1,829
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/23	6,000	6,725
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/23	2,605	2,920
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/19	1,540	1,569
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/20	1,070	1,116
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/21	3,180	3,385
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/22	1,710	1,851
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/22	3,265	3,535
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/23	800	877
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/23	3,335	3,658
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/24	3,655	4,055
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/24	1,625	1,803
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/25	1,010	1,131
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated
Group)	5.000%	7/1/20	700	733
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated
Group)	5.000%	7/1/21	750	798
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated
Group)	5.000%	7/1/23	800	868
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated
Group)	5.000%	7/1/24	1,420	1,546
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated
Group)	5.000%	7/1/25	1,195	1,305
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	3.000%	10/1/20	425	429
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	3.000%	10/1/21	665	669
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	3.500%	10/1/22	505	516
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	3.500%	10/1/23	2,800	2,848
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	4.000%	10/1/24	1,150	1,195
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	4.000%	10/1/25	500	518
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/20	800	850
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/21	2,000	2,173

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/22	1,565	1,733
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/23	2,800	3,150
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/24	3,000	3,422
1	Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	2.230%	1/29/20	5,500	5,510
	Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	5.000%	1/25/24	5,000	5,686
	Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	5.000%	1/30/25	4,000	4,596
	Massachusetts Development Finance Agency Revenue (Partners Healthcare) VRDO	1.730%	5/7/18	27,730	27,730
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/18	1,025	1,034
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/19	1,080	1,117
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/20	1,105	1,165
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/21	1,095	1,173
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/22	1,165	1,262
	Massachusetts Development Finance Agency Revenue (Simmons College)	5.250%	10/1/21 (10)	200	221
	Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	5.000%	7/1/21	625	673
	Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	5.000%	7/1/22	695	762
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/22	435	478
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/23	1,500	1,671
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/24	1,000	1,126
	Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated
	Group)	5.000%	7/1/26	845	963
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/19	2,000	2,059
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	3,200	3,440
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	1,440	1,548
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/22	750	820
	Massachusetts Development Finance Agency Revenue (Williams College) PUT	1.450%	7/1/21	4,750	4,653
	Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22	1,000	1,045
	Massachusetts Federal Highway GAN (Accelerated Bridge Program)	5.000%	6/15/20	5,000	5,318
	Massachusetts GO	5.000%	8/1/18 (Prere.)	4,500	4,536
	Massachusetts GO	5.000%	8/1/18 (Prere.)	4,535	4,571
	Massachusetts GO	5.500%	8/1/18 (14)	2,000	2,019
	Massachusetts GO	5.000%	10/1/18	30,000	30,412
	Massachusetts GO	5.500%	10/1/18	4,955	5,033
	Massachusetts GO	5.500%	10/1/18 (4)	10,200	10,361
	Massachusetts GO	5.000%	12/1/18	30,000	30,578
[1,4] Massachusetts GO		2.300%	2/1/19	62,500	62,567
	Massachusetts GO	5.250%	8/1/19	9,000	9,379
	Massachusetts GO	5.500%	12/1/19 (14)	9,160	9,677
1	Massachusetts GO	2.350%	2/1/20	1,250	1,258
	Massachusetts GO	5.000%	4/1/20	45,000	47,600
	Massachusetts GO	5.000%	6/1/20 (Prere.)	10,000	10,623
	Massachusetts GO	5.000%	8/1/20	33,155	35,359
	Massachusetts GO	5.000%	8/1/21	40,500	44,194
	Massachusetts GO	5.000%	8/1/21 (Prere.)	7,500	8,182
	Massachusetts GO	5.000%	10/1/21 (Prere.)	7,860	8,602
	Massachusetts GO	5.000%	7/1/22 (Prere.)	14,955	16,618
	Massachusetts GO	5.000%	7/1/22	3,235	3,596
	Massachusetts GO	5.000%	7/1/22 (Prere.)	7,020	7,801
	Massachusetts GO	5.000%	11/1/22 (Prere.)	10,000	11,179
	Massachusetts GO	5.000%	11/1/22 (Prere.)	3,500	3,913
	Massachusetts GO	5.000%	10/1/23	4,305	4,891
	Massachusetts GO PUT	1.050%	7/1/20	24,435	23,956
	Massachusetts GO PUT	1.700%	8/1/22	32,000	31,202
	Massachusetts Health & Educational Facilities Authority Revenue (Milford Regional Medical Center)	5.000%	7/15/22	500	501
	Massachusetts Health & Educational Facilities Authority Revenue (MIT)	5.500%	7/1/18 (Prere.)	3,875	3,899
	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	5.000%	7/1/19 (Prere.)	5,000	5,176
	Massachusetts Health & Educational Facilities Authority Revenue (UMass Memorial Medical Center)	5.000%	7/1/20	960	1,012
	Massachusetts Health & Educational Facilities Authority Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	1,415	1,490
	Massachusetts Housing Finance Agency Revenue	1.850%	6/1/20	2,750	2,737
	Massachusetts Housing Finance Agency Revenue	2.050%	12/1/21	12,500	12,329
	Massachusetts Housing Finance Agency Single Family Housing Revenue	3.500%	6/1/42	7,280	7,473
	Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	12/1/44	4,190	4,354
	Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	6/1/45	3,905	4,050
	Massachusetts Housing Finance Agency Single Family Housing Revenue PUT	1.500%	7/1/20	2,000	1,973
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/19	2,250	2,326
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/19	15,000	15,619
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/19	11,460	11,857
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/21	5,000	5,446
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/22	3,850	4,181
	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/20 (14)	17,000	16,400
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/18	3,000	3,024
	Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/18	1,000	1,009

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/18	2,065	2,083
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/19	4,500	4,677
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/20 (Prere.)	6,000	6,402
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/20	16,000	17,093
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/21	7,520	7,810
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/21	4,580	5,010
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/22	4,290	4,457
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/23	5,000	5,189
Massachusetts Water Resources Authority Revenue	5.000%	8/1/19 (Prere.)	3,210	3,335
Massachusetts Water Resources Authority Revenue	5.000%	8/1/19 (Prere.)	1,370	1,423
Massachusetts Water Resources Authority Revenue	5.000%	8/1/19 (Prere.)	930	966
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21	3,900	4,265
Massachusetts Water Resources Authority Revenue	5.000%	8/1/23	6,000	6,551
University of Massachusetts Building Authority Revenue	5.000%	11/1/20	1,250	1,341
University of Massachusetts Building Authority Revenue PUT	2.050%	11/26/18	9,290	9,290
				842,980
Michigan (2.3%)
Byron Center MI Public School District GO	5.000%	5/1/23	100	112
Byron Center MI Public School District GO	5.000%	5/1/24	120	136
Byron Center MI Public School District GO	5.000%	5/1/25	100	114
Byron Center MI Public School District GO	5.000%	5/1/26	110	127
Byron Center MI Public School District GO	5.000%	5/1/27	200	233
Chippewa Valley MI Schools GO	5.000%	5/1/19	1,025	1,057
Chippewa Valley MI Schools GO	5.000%	5/1/22	450	496
Chippewa Valley MI Schools GO	5.000%	5/1/23	3,095	3,470
Chippewa Valley MI Schools GO	5.000%	5/1/23	575	645
Coopersville MI Area Public Schools GO	5.000%	5/1/20	1,235	1,306
Coopersville MI Area Public Schools GO	5.000%	5/1/21	2,325	2,515
Coopersville MI Area Public Schools GO	5.000%	5/1/22	1,900	2,096
Detroit MI Water Supply System Revenue	5.000%	7/1/20	1,755	1,856
East Lansing MI School District GO	5.000%	5/1/20	600	636
East Lansing MI School District GO	5.000%	5/1/22	2,110	2,325
East Lansing MI School District GO	4.000%	5/1/23	390	418
East Lansing MI School District GO	4.000%	5/1/24	900	973
East Lansing MI School District GO	4.000%	5/1/26	440	478
Eastern Michigan University Revenue	5.000%	3/1/24 (15)	1,540	1,733
Eastern Michigan University Revenue	5.000%	3/1/25 (15)	1,610	1,830
Forest Hills MI Public Schools GO	5.000%	5/1/22	4,645	5,131
Forest Hills MI Public Schools GO	5.000%	5/1/23	4,405	4,935
4 Great Lakes MI Water Authority Sewer Disposal System Revenue TOB VRDO	1.950%	5/7/18 (4)	6,235	6,235
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/22	1,840	2,020
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/23	4,820	5,358
Hudsonville MI Public Schools GO	5.000%	5/1/22	260	287
Hudsonville MI Public Schools GO	5.000%	5/1/23	300	336
Hudsonville MI Public Schools GO	5.000%	5/1/25	340	389
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/21	500	539
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/22	500	546
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/23	500	553
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/24	550	614
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/22	700	769
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/23	250	279
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/24	500	559
Kentwood MI Economic Development Corp. Revenue (Holland Home Obligated Group)	4.000%	11/15/24	3,120	3,236
L’Anse Creuse MI Public Schools GO	5.000%	5/1/18	720	720
L’Anse Creuse MI Public Schools GO	5.000%	5/1/19	1,030	1,061
L’Anse Creuse MI Public Schools GO	5.000%	5/1/20	1,670	1,766
L’Anse Creuse MI Public Schools GO	5.000%	5/1/21	250	269
Lincoln MI Consolidated School District GO	5.000%	5/1/21 (4)	1,000	1,084
Lincoln MI Consolidated School District GO	5.000%	5/1/23 (4)	1,310	1,467
Livonia MI Public Schools School District GO	5.000%	5/1/19 (15)	1,000	1,030
Livonia MI Public Schools School District GO	5.000%	5/1/20 (15)	3,365	3,555
Livonia MI Public Schools School District GO	5.000%	5/1/21 (15)	2,000	2,147
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/24	1,500	1,712
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/25	1,000	1,159
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/26	1,020	1,196
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/21	710	767
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/22	2,335	2,565
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/23	1,300	1,444
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/24	505	567
Michigan Building Authority Revenue	5.000%	4/15/20	7,000	7,402
Michigan Building Authority Revenue	5.000%	10/15/20	2,250	2,407

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Building Authority Revenue	5.000%	10/15/21	1,750	1,914
Michigan Building Authority Revenue	5.000%	4/15/22	4,370	4,820
Michigan Building Authority Revenue	5.000%	4/15/22	1,000	1,103
Michigan Building Authority Revenue	5.000%	4/15/23	1,370	1,536
Michigan Finance Authority Revenue	5.000%	10/1/19	850	884
Michigan Finance Authority Revenue	5.000%	4/1/20	5,400	5,650
Michigan Finance Authority Revenue	5.000%	10/1/20	1,200	1,245
Michigan Finance Authority Revenue	5.000%	4/1/21	7,275	7,749
Michigan Finance Authority Revenue	5.000%	4/15/21	6,250	6,762
Michigan Finance Authority Revenue	5.000%	10/1/21	1,275	1,352
Michigan Finance Authority Revenue	5.000%	4/1/22	11,185	12,104
Michigan Finance Authority Revenue	5.000%	10/1/22	525	567
Michigan Finance Authority Revenue	5.000%	4/1/23	9,000	9,847
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/20	1,250	1,302
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/21	3,580	3,892
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/22	2,500	2,768
4 Michigan Finance Authority Revenue (Beaumont Health Obligated Group) TOB VRDO	1.950%	5/7/18	6,060	6,060
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18	1,250	1,256
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18 (14)	6,000	6,030
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18 (14)	5,500	5,527
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18	1,150	1,155
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	2,000	2,062
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	2,855	2,953
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	3,500	3,620
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	1,310	1,351
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20 (14)	3,000	3,169
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20 (14)	8,000	8,464
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20 (4)	8,500	8,994
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20 (14)	2,310	2,440
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21 (4)	10,000	10,803
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21 (14)	3,000	3,232
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21 (4)	16,260	17,566
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21	1,000	1,080
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22	1,500	1,648
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22 (14)	2,000	2,192
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/21	1,875	2,039
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/22	2,150	2,373
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/23	3,060	3,438
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/18	805	806
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/19	1,000	1,031
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/20	600	635
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/21	600	650
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/22	800	883
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	4.000%	6/1/20	600	624
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/21	750	813
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/22	1,000	1,107
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/18	500	506
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/19	600	618
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/19	1,000	1,030
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/20	2,000	2,092
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/21	1,600	1,748
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/22	1,515	1,683
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/18	500	507
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/19	1,500	1,567
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/21	4,575	5,021
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22	6,800	7,615
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/23	7,230	8,222
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/20	9,305	9,972
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/21	1,850	2,021
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/21	5,000	5,463
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/22	5,780	6,420
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/23	2,115	2,384
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/23	6,070	6,842
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/24	2,110	2,405
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/25	4,250	4,910
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/19	20,000	20,740
Michigan GAN	5.000%	3/15/20	6,000	6,324
Michigan GAN	5.000%	3/15/21	4,045	4,362
Michigan GAN	5.000%	3/15/22	2,575	2,831
Michigan GAN	5.000%	3/15/23	2,125	2,374
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/19	1,510	1,580

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/23	7,330	7,669
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.400%	6/29/18	11,750	11,743
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.950%	4/1/20	6,250	6,224
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.375%	5/1/20	1,560	1,533
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20	2,560	2,522
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.900%	4/1/21	11,435	11,307
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	2.400%	3/15/23	16,535	16,437
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/18	6,375	6,391
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/19	3,350	3,458
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/21	1,000	1,093
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/22	1,000	1,111
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/23	2,270	2,559
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/24	1,765	2,012
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/25	1,500	1,733
Michigan Housing Development Authority Single Family Mortgage Revenue	4.000%	6/1/46	10,365	10,811
Michigan Housing Development Authority Single Family Mortgage Revenue	3.500%	6/1/48	11,485	11,847
Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	1.760%	5/7/18	22,295	22,295
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/18	400	405
Michigan Strategic Fund Limited Obligation Revenue (Cadillac Place Project)	5.250%	10/15/22	1,460	1,607
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	1.450%	9/1/21	8,000	7,699
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	1.450%	9/1/21	2,000	1,925
Michigan Strategic Fund Limited Obligation Revenue (Event Center Project) PUT	4.125%	1/1/19	5,000	5,015
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at
Michigan State University)	5.000%	3/1/19	1,085	1,114
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at
Michigan State University)	5.000%	3/1/20	800	844
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at
Michigan State University)	5.000%	3/1/21	600	647
Oakland University MI Revenue	5.000%	3/1/20	1,780	1,873
Oakland University MI Revenue	5.000%	3/1/21	1,000	1,073
Oakland University MI Revenue	5.000%	3/1/22	1,285	1,403
Oakland University MI Revenue	5.000%	3/1/23	435	482
Portage MI Public Schools GO	5.000%	11/1/20	750	803
Portage MI Public Schools GO	5.000%	5/1/22	1,790	1,975
Portage MI Public Schools GO	5.000%	11/1/22	1,470	1,636
Rochester MI Community School District GO	5.000%	5/1/20	6,980	7,395
Rochester MI Community School District GO	5.000%	5/1/21	4,100	4,435
Rochester MI Community School District GO	5.000%	5/1/22	1,650	1,821
Rochester MI Community School District GO	5.000%	5/1/23	1,225	1,369
Romeo MI Community School District GO	5.000%	5/1/23	1,000	1,118
Royal Oak MI City School District GO	5.000%	5/1/20	1,250	1,325
Royal Oak MI City School District GO	5.000%	5/1/21	600	650
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/19	1,500	1,559
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/20	1,580	1,684
University of Michigan Revenue	5.000%	4/1/21	1,000	1,086
University of Michigan Revenue	5.000%	4/1/23	500	565
Walled Lake MI Consolidate School District GO	5.000%	5/1/22	3,135	3,458
Warren MI Consolidated School District GO	5.000%	5/1/23 (15)	2,755	3,075
Wayne County MI Airport Authority Revenue	5.000%	12/1/20	360	383
Wayne County MI Airport Authority Revenue	5.000%	12/1/20	3,490	3,738
Wayne County MI Airport Authority Revenue	5.000%	12/1/21	700	758
Wayne County MI Airport Authority Revenue	5.000%	12/1/21	3,400	3,702
Wayne County MI Airport Authority Revenue	5.000%	12/1/22	500	549
Wayne County MI Airport Authority Revenue	5.000%	12/1/22	2,235	2,465
Wayne County MI Airport Authority Revenue	5.000%	12/1/23	825	918
Wayne County MI Airport Authority Revenue	5.000%	12/1/23	2,665	2,982
Wayne County MI Airport Authority Revenue	5.000%	12/1/23	2,345	2,612
Wayne County MI Airport Authority Revenue	5.000%	12/1/24	500	561
Wayne County MI Airport Authority Revenue	5.000%	12/1/24	2,520	2,843
4 Wayne State University Michigan Revenue TOB VRDO	1.900%	5/7/18	2,500	2,500
Western Michigan University Revenue	5.000%	11/15/21	1,055	1,152
Woodhaven-Brownstone MI School District GO	5.000%	5/1/21	1,710	1,853
Woodhaven-Brownstone MI School District GO	5.000%	5/1/22	1,730	1,908
Woodhaven-Brownstone MI School District GO	5.000%	5/1/23	1,615	1,808
				572,911
Minnesota (0.8%)
Hennepin County MN GO	5.000%	12/1/20	3,000	3,231
Hennepin County MN GO	5.000%	12/1/20	4,085	4,399
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	4.000%	5/1/21	550	576
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/23	1,110	1,233
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/24	1,245	1,400

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/20	675	726
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%		600	660
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue		11/15/21
(Allina Health System)	5.000%	11/15/22	650	728
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/23	1,530	1,738
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/20	3,500	3,674
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	4.000%	1/1/21	125	131
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/21	350	376
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/21	2,700	2,904
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/22	1,000	1,099
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/22	250	275
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/23	275	309
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/23	5,095	5,705
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/24	200	228
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/24	7,225	8,210
Minneapolis MN Health Care System Revenue (Fairview Health Services)	5.000%	11/15/21	550	602
Minneapolis MN Health Care System Revenue (Fairview Health Services)	5.000%	11/15/22	200	223
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/19	6,830	6,987
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/21	7,225	7,767
Minnesota 911 Revenue	5.000%	6/1/18 (ETM)	2,320	2,326
Minnesota 911 Revenue	5.000%	6/1/21	9,390	10,210
Minnesota General Fund Revenue	5.000%	3/1/19	6,410	6,581
Minnesota GO	5.000%	8/1/18	3,000	3,024
Minnesota GO	5.000%	8/1/18	3,825	3,856
Minnesota GO	5.000%	11/1/19	2,000	2,093
Minnesota GO	5.000%	8/1/20 (Prere.)	100	106
Minnesota GO	5.000%	8/1/21	15,500	16,914
Minnesota GO	5.000%	8/1/21	6,000	6,547
Minnesota GO	5.000%	8/1/22	12,900	14,368
Minnesota GO	5.000%	8/1/23	6,565	7,004
Minnesota GO	5.000%	10/1/23	3,685	4,191
Minnesota GO	5.000%	10/1/23	8,250	9,025
Minnesota GO	5.000%	8/1/24	3,250	3,741
Minnesota GO	4.000%	10/1/24	14,225	15,404
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/20	500	518
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/21	425	446
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/22	495	524
Minnesota Housing Finance Agency Residential Housing Revenue	4.000%	7/1/47	6,670	6,958
Minnesota Housing Finance Agency Residential Housing Revenue	4.000%	1/1/48	6,740	7,073
Minnesota Municipal Power Agency Revenue	5.000%	1/1/20	2,000	2,100
Minnesota Municipal Power Agency Revenue	5.000%	1/1/21	1,250	1,346
Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/21	2,500	2,689
Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/22	587	643
Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/23	1,140	1,266
Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/24	1,590	1,787
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/20	1,340	1,419
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/21	1,195	1,290
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/22	1,580	1,732
St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/22	2,955	3,259
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services
Obligated Group)	3.000%	11/15/19	760	772
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services
Obligated Group)	4.000%	11/15/20	470	492
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services
Obligated Group)	5.000%		520	569
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services		11/15/21
Obligated Group)	5.000%	11/15/22	365	407
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services
Obligated Group)	5.000%	11/15/23	740	837
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services
Obligated Group)	5.000%		800	916
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services		11/15/24
Obligated Group)	5.000%	11/15/25	675	783
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services
Obligated Group)	5.000%	11/15/26	1,785	2,089
University of Minnesota Revenue	5.000%	8/1/22	1,575	1,755
University of Minnesota Revenue	5.000%	12/1/23	3,500	3,992

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Minnesota Revenue	5.000%	9/1/24	1,715	1,975
University of Minnesota Revenue	5.000%	12/1/24	5,010	5,792
				212,000
Mississippi (0.5%)
DeSoto County MS School District GO	5.000%	5/1/18	10,340	10,340
DeSoto County MS School District GO	5.000%	5/1/19	8,000	8,249
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/21	1,145	1,223
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/22	2,015	2,181
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/23	1,560	1,704
Jackson MS Public School District GO	5.000%	4/1/22	1,545	1,691
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	1.560%	5/1/18	38,600	38,600
Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial
Development Highway Refunding Project)	5.000%	1/1/23	2,000	2,220
Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial
Development Highway Refunding Project)	5.000%	1/1/24	4,175	4,690
Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial
Development Highway Refunding Project)	5.000%	1/1/25	5,205	5,893
Mississippi Gaming Tax Revenue	5.000%	10/15/21	1,125	1,224
Mississippi Gaming Tax Revenue	5.000%	10/15/22	1,610	1,781
Mississippi GO	5.000%	11/1/23	18,500	20,556
Mississippi GO	5.000%	11/1/25	5,000	5,565
1 Mississippi GO PUT	1.594%	9/1/20	4,000	3,999
Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System)	5.000%	9/1/24	2,480	2,740
1 Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System) PUT	3.050%	8/15/20	7,875	7,891
Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Memorial Health Care
Obligated Group)	5.000%	9/1/21	2,890	3,096
Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Memorial Health Care
Obligated Group)	5.000%	9/1/23	500	548
Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/22	220	243
Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/23	600	672
Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/23	750	841
Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/24	500	568
				126,515
Missouri (0.8%)
Boone County MO Hospital Revenue	5.000%	8/1/22	1,370	1,473
Boone County MO Hospital Revenue	5.000%	8/1/23	2,465	2,666
Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes
Redevelopment)	4.000%	11/1/22	350	362
Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes
Redevelopment)	4.000%	11/1/23	750	773
Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes
Redevelopment)	4.000%	11/1/24	2,345	2,391
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(Southeast Health)	5.000%	3/1/22	600	642
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(Southeast Health)	5.000%	3/1/23	1,675	1,812
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(Southeast Health)	5.000%	3/1/24	1,740	1,898
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(Southeast Health)	5.000%	3/1/25	1,450	1,595
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/19	2,000	2,060
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/20	1,000	1,059
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/18	1,445	1,468
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/18	2,225	2,261
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/19	805	842
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/20	2,000	2,147
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/22	2,065	2,295
Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/22	1,500	1,639
Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/23	1,420	1,572
Kansas City MO Airport Revenue	5.000%	9/1/18	1,500	1,516
Kansas City MO Airport Revenue	5.000%	9/1/19	2,740	2,849
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/21	1,025	1,077
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/22	1,250	1,331
Kansas City MO Special Obligation Revenue	5.000%	10/1/21	1,275	1,387
Kansas City MO Special Obligation Revenue	5.000%	10/1/21	1,305	1,420
Kansas City MO Special Obligation Revenue	5.000%	10/1/22	1,310	1,449
Kansas City MO Special Obligation Revenue	5.000%	10/1/22	1,410	1,560
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/21	3,000	3,230

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/22	4,955	5,435
Lee’s Summit MO Senior Living Facilities Revenue (John Knox Village)	5.000%	8/15/18	750	755
Lee’s Summit MO Senior Living Facilities Revenue (John Knox Village)	5.000%	8/15/20	1,075	1,122
Lee’s Summit MO Senior Living Facilities Revenue (John Knox Village)	5.000%	8/15/22	1,725	1,831
Lees Summit MO TAN	3.500%	11/1/23	1,425	1,406
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/25	1,210	1,407
Missouri Board of Public Buildings Special Obligation Revenue	5.000%	10/1/19	17,225	17,974
Missouri Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project)	4.000%	12/1/20	1,300	1,347
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College
of Pharmacy Project)	5.000%	5/1/19	750	775
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College
of Pharmacy Project)	5.000%	5/1/20	870	924
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College
of Pharmacy Project)	5.000%	5/1/21	1,420	1,544
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/22	3,410	3,769
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/19	3,040	3,111
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/20	3,085	3,240
3 Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/23	17,600	19,248
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated
Group)	4.000%	2/1/19	650	658
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated
Group)	4.000%	2/1/20	900	923
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated
Group)	5.000%	2/1/21	400	424
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated
Group)	5.000%	2/1/22	1,190	1,281
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated
Group)	5.000%	2/1/23	1,200	1,306
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated
Group)	5.000%	2/1/24	750	825
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/20	43,310	45,947
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/21	4,380	4,751
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/19	2,345	2,394
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/21	6,275	6,725
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/22	4,375	4,778
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/18	1,500	1,504
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/18	1,250	1,273
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/19	2,750	2,841
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/19	2,500	2,618
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/20	1,325	1,404
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/20	1,050	1,126
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/21	1,250	1,354
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/21	1,860	2,034
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/22	3,205	3,535
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/22	1,550	1,724
Springfield MO Public Utility Revenue	5.000%	8/1/23	3,425	3,872
St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue (Friendship
Village Obligated Group)	3.000%	9/1/22	840	867
St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue (Friendship
Village Sunset Hills)	2.850%	9/1/18	5,400	5,426
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/18	1,295	1,302
St. Louis MO Parking Revenue	5.000% )	12/15/21 (4	1,535	1,671
St. Louis MO Parking Revenue	5.000%	12/15/22 (4)	1,000	1,107
				212,332
Montana (0.2%)
Forsyth MT Pollution Control Revenue (Northwestern Corporation Colstrip Project)	2.000%	8/1/23	25,330	24,239
Gallatin County MT High School District No. 7 GO	5.000%	6/1/23	490	553
Gallatin County MT High School District No. 7 GO	5.000%	12/1/23	515	586
Gallatin County MT High School District No. 7 GO	5.000%	6/1/24	510	584
Gallatin County MT High School District No. 7 GO	5.000%	12/1/24	680	784
Gallatin County MT High School District No. 7 GO	5.000%	6/1/25	565	655
Gallatin County MT High School District No. 7 GO	5.000%	12/1/25	900	1,052
Lewis & Clark County School District No. 1 GO	5.000%	7/1/23	550	619
Lewis & Clark County School District No. 1 GO	5.000%	7/1/24	770	878
Lewis & Clark County School District No. 1 GO	5.000%	7/1/25	375	434
Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services
Obligated Group)	4.000%	6/1/19	200	204
Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services
Obligated Group)	5.000%	6/1/22	200	220

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services
	Obligated Group)	3.000%	6/1/23	350	356
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services
	Obligated Group)	5.000%	6/1/25	380	432
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/21	1,290	1,387
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/22	1,435	1,571
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/23	2,075	2,304
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/24	2,145	2,409
					39,267
Multiple States (0.6%)
[1,4] Eaton Vance Municipal Bond Fund II		2.800%	7/1/19	4,975	4,978
5	Federal Home Loan Mortgage Corp. Multifamily Housing VRDO	2.050%	5/7/18 LOC	23,750	23,750
4	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	1.880%	5/7/18 LOC	60,000	60,000
4	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	1.840%	5/7/18 LOC	31,000	31,000
4	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	1.850%	5/7/18 LOC	34,100	34,100
					153,828
Nebraska (0.9%)
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,367
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/21	3,100	3,395
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/25	6,350	7,140
	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	6/1/19	11,175	11,528
	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	12/1/19	77,360	80,669
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health
	System)	4.000%	11/1/19	750	769
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health
	System)	5.000%	11/1/20	1,400	1,489
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health
	System)	5.000%	11/1/22	1,000	1,101
	Douglas County NE Housing Authority Revenue (Blair High Residences Project)	1.400%	4/1/19	5,175	5,135
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical Center
	Project)	5.000%	11/1/18	500	508
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical Center
	Project)	4.000%	11/1/19	750	772
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical Center
	Project)	4.000%	11/1/20	600	622
	Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/19	1,500	1,543
	Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/20	1,350	1,424
	Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/23	1,030	1,148
	Nebraska Investment Finance Authority Single Family Housing Revenue	3.000%	3/1/43	845	849
	Nebraska Investment Finance Authority Single Family Housing Revenue	3.000%	9/1/43	1,685	1,701
	Nebraska Investment Finance Authority Single Family Housing Revenue	3.000%	3/1/44	1,890	1,903
	Nebraska Investment Finance Authority Single Family Housing Revenue	4.000%	9/1/44	3,655	3,801
	Nebraska Investment Finance Authority Single Family Housing Revenue	3.500%	9/1/45	8,235	8,463
	Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	1.730%	5/7/18	24,000	24,000
	Nebraska Public Power Agency Revenue	5.000%	1/1/22	4,830	5,266
	Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,021
	Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,021
	Nebraska Public Power District Revenue	5.000%	1/1/20	2,800	2,937
	Nebraska Public Power District Revenue	5.000%	7/1/20	6,600	7,019
	Nebraska Public Power District Revenue	5.000%	1/1/21	2,250	2,419
	Nebraska Public Power District Revenue	5.000%	1/1/21	4,635	4,984
	Nebraska Public Power District Revenue	5.000%	7/1/21	3,185	3,465
	Nebraska Public Power District Revenue	5.000%	1/1/22	1,250	1,373
	Nebraska Public Power District Revenue	5.000%	1/1/23	1,320	1,477
	Nebraska Public Power District Revenue	5.000%	1/1/24	1,740	1,972
	Nebraska Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/19	2,000	2,042
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/20	7,370	7,767
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/21	6,400	6,903
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/21	1,535	1,604
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/22	1,000	1,055
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/23	1,700	1,799
	University of Nebraska Student Fee Revenue	5.000%	7/1/18	1,500	1,508
	University of Nebraska Student Fee Revenue	5.000%	7/1/20	3,015	3,208
	University of Nebraska Student Fee Revenue	5.000%	7/1/21	1,335	1,453
	University of Nebraska Student Fee Revenue	5.000%	7/1/21	1,000	1,089
	University of Nebraska Student Fee Revenue	5.000%	7/1/22	1,400	1,558
	University of Nebraska Student Health & Recreation Project Revenue	5.000%	5/15/20	1,255	1,332
	University of Nebraska Student Health & Recreation Project Revenue	5.000%	5/15/22	1,135	1,260
					228,859

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nevada (0.4%)
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/19	220	228
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/19	1,030	1,067
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/20	1,165	1,235
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/22	500	548
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/24	750	840
Clark County NV Airport Improvement Revenue	5.000%	7/1/18	32,065	32,232
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/22	1,715	1,901
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/24	1,000	1,141
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/25	1,000	1,154
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/26	1,045	1,217
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/19	2,375	2,460
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/20	3,000	3,186
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/21	3,000	3,255
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/22	3,035	3,356
Clark County NV School District GO	5.000%	6/15/20	3,125	3,310
Clark County NV School District GO	5.000%	6/15/20	520	551
Clark County NV School District GO	5.000%	6/15/21	4,515	4,874
Clark County NV School District GO	5.000%	6/15/22	3,000	3,298
Clark County NV School District GO	5.000%	6/15/22	1,255	1,380
Clark County NV School District GO	5.000%	6/15/23	5,820	6,482
Clark County NV School District GO	5.000%	6/15/23	880	977
Clark County NV School District GO	5.000%	6/15/24	3,030	3,419
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/21	1,000	1,082
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/22	1,570	1,727
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/23	1,180	1,312
Washoe County NV Gas & Water Facilities Revenue PUT	3.000%	6/1/22	9,500	9,635
				91,867
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/22	6,820	7,393
New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/21	1,250	1,344
New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/22	900	981
New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/23	1,675	1,842
New Hampshire Health & Education Facilities Authority Revenue (Partners Healthcare System Inc.)	5.000%	7/1/19	700	725
New Hampshire Health & Education Facilities Authority Revenue (Partners Healthcare System Inc.)	5.000%	7/1/22	565	626
New Hampshire Health & Education Facilities Authority Revenue (Partners Healthcare System Inc.)	5.000%	7/1/23	400	450
New Hampshire Health & Education Facilities Authority Revenue (Partners Healthcare System Inc.)	5.000%	7/1/24	1,000	1,141
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
Medical Center)	4.000%	10/1/22	2,070	2,180
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
Medical Center)	4.000%	10/1/23	2,355	2,490
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
Medical Center)	5.000%	10/1/24	1,910	2,130
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
Medical Center)	4.000%	10/1/25	1,695	1,798
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/24	1,015	1,135
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/21	505	536
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/22	1,000	1,072
				25,843
New Jersey (4.7%)
Aberdeen NJ GO	2.750%	3/8/19	10,548	10,612
Atlantic City NJ GO	5.000%	11/1/19	3,315	3,264
Atlantic City NJ GO	5.000%	12/1/19	6,995	6,931
Atlantic City NJ GO	5.000%	11/1/20	4,025	3,905
Atlantic City NJ GO	5.000%	12/1/20	7,185	7,059
Atlantic City NJ GO	5.000%	3/1/21 (15)	300	319
Atlantic City NJ GO	5.000%	11/1/21	3,020	2,938
Atlantic City NJ GO	5.000%	12/1/21	1,970	1,915
Atlantic City NJ GO	5.000%	3/1/23 (4)	1,250	1,365
Atlantic City NJ GO	5.000%	3/1/23 (15)	500	546
Atlantic City NJ GO	5.000%	3/1/24 (4)	1,300	1,435
Atlantic City NJ GO	5.000%	3/1/24 (15)	300	331
Atlantic City NJ GO	5.000%	3/1/25 (4)	750	837
Atlantic City NJ GO	5.000%	3/1/25 (15)	800	892
Atlantic City NJ GO	5.000%	3/1/26 (4)	615	693
Bergen County NJ GO	2.500%	12/13/18	40,615	40,808
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/20	2,290	2,396
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/21	2,460	2,628

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
	(Cooper Health System Obligated Group)	5.000%	2/15/22	2,295	2,497
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
	(Cooper Health System Obligated Group)	5.000%	2/15/26	2,715	2,983
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
	(Cooper Health System Obligated Group)	5.000%	2/15/27	2,000	2,189
	Camden County NJ Improvement Authority Lease Revenue (Rowan University School of
	Osteopathic Medicine Project)	5.000%	12/1/22	1,120	1,235
[1,4] Eaton Vance New Jersey Municipal Bond Fund II		2.750%	7/1/19	8,675	8,680
	Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.000%	11/1/20	1,295	1,372
	Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.000%	11/1/22 (15)	1,095	1,197
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/18	1,600	1,608
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/19	1,700	1,759
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/20	1,800	1,906
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/21	2,800	3,015
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/22	1,200	1,313
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/24 (4)	1,250	1,420
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/25 (4)	1,315	1,512
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/26 (4)	1,285	1,493
4	Inspira Health Obligated Group TOB VRDO	1.870%	5/7/18	2,175	2,175
	Morris County NJ Improvement Authority Revenue	4.000%	5/1/21	2,000	2,118
	New Jersey Building Authority Revenue	5.000%	6/15/18	405	406
	New Jersey Building Authority Revenue	5.000%	6/15/23	160	173
	New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/22	2,885	3,141
	New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/23	535	590
	New Jersey Economic Development Authority Revenue	5.000%	3/1/19 (ETM)	29,800	30,564
	New Jersey Economic Development Authority Revenue	5.000%	6/15/20	1,000	1,046
	New Jersey Economic Development Authority Revenue	5.000%	6/15/21	5,405	5,736
	New Jersey Economic Development Authority Revenue	5.000%	6/15/21	2,000	2,123
	New Jersey Economic Development Authority Revenue	5.000%	6/15/22	62,735	67,084
	New Jersey Economic Development Authority Revenue	5.000%	6/15/22	10,000	10,693
	New Jersey Economic Development Authority Revenue	5.000%	11/1/22	750	805
	New Jersey Economic Development Authority Revenue	5.000%	6/15/23	4,000	4,318
	New Jersey Economic Development Authority Revenue	5.000%	6/15/23	7,750	8,366
	New Jersey Economic Development Authority Revenue	5.000%	6/15/23	6,395	6,903
	New Jersey Economic Development Authority Revenue	5.000%	6/15/23	16,000	17,271
	New Jersey Economic Development Authority Revenue	5.000%	6/15/24	4,000	4,323
	New Jersey Economic Development Authority Revenue	5.000%	6/15/25	2,500	2,713
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/18	7,235	7,259
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/19	9,500	9,777
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/20	7,000	7,346
	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	4.000%	7/1/22	4,175	4,289
	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.000%	7/1/23 (15)	7,000	7,693
	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	3.000%	7/1/24 (15)	2,705	2,676
	New Jersey Economic Development Authority Revenue (Provident Group-Montclair
	Properties LLC - Montclair State University Student Housing Project)	4.000%	6/1/21 (4)	1,850	1,940
	New Jersey Economic Development Authority Revenue (Provident Group-Montclair
	Properties LLC - Montclair State University Student Housing Project)	4.000%	6/1/22 (4)	1,000	1,056
	New Jersey Economic Development Authority Revenue (Provident Group-Montclair
	Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/23 (4)	1,500	1,657
	New Jersey Economic Development Authority Revenue (Provident Group-Montclair
	Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/24 (4)	1,155	1,288
	New Jersey Economic Development Authority Revenue (Provident Group-Montclair
	Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/25 (4)	1,105	1,247
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/18 (ETM)	5,000	5,061
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	4.000%	12/15/18	275	278
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/19 (ETM)	15,000	15,385
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/19	16,805	17,530
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/20 (ETM)	910	960
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/20	8,325	8,660
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/20	2,500	2,616
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/20 (ETM)	5,650	6,027
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/20	2,095	2,200
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	9,670	10,287
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	13,480	14,613
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/21	150	158
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22	830	884
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/22	290	305
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/22	4,990	5,283
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25	425	452
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/25	100	109

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority Revenue (School Facilities Construction)	4.250%	6/15/26	630	645
New Jersey Economic Development Authority Revenue (State Police Barracks Project)	5.000%	6/15/23	200	216
New Jersey Economic Development Authority Revenue (United Methodist Homes Obligated Group)	4.000%	7/1/22	1,315	1,373
New Jersey Economic Development Authority Sublease Revenue (New Jersey Transit Corp. Light
Rail Transit System Project)	5.000%	5/1/19	1,025	1,053
New Jersey Economic Development Authority Sublease Revenue (New Jersey Transit Corp.
Projects)	5.000%	11/1/19	4,925	5,123
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	4.000%	7/1/20	405	420
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/21	500	539
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/22	730	801
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/23	1,000	1,109
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/23 (15)	3,955	4,429
New Jersey Educational Facilities Authority Revenue (Higher Education Trust Fund)	5.000%	6/15/19	275	283
New Jersey Educational Facilities Authority Revenue (Higher Education Trust Fund)	5.000%	6/15/23	465	502
New Jersey Educational Facilities Authority Revenue (Higher Education Trust Fund)	5.000%	6/15/24	4,640	5,015
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/18	5,345	5,374
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/21	15,510	16,944
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/23	3,125	3,555
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/21	365	394
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18 (Prere.)	10,255	10,294
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18 (Prere.)	1,500	1,506
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18 (ETM)	4,550	4,567
New Jersey GO	5.000%	6/1/18	5,000	5,013
New Jersey GO	5.000%	8/15/19	8,395	8,715
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/24	8,000	8,558
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18 (ETM)	2,390	2,403
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	110	111
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/18	1,000	1,005
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.500%	7/1/21 (Prere.)	3,550	3,795
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/23	2,560	2,825
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/18	2,000	2,010
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/19	2,000	2,070
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/21	2,120	2,302
New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation
Program)	5.250%	10/1/19 (Prere.)	9,610	10,043
New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation
Program)	5.000%	10/1/20	700	736
New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation
Program)	5.000%	10/1/21	1,250	1,332
New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation
Program)	5.000%	10/1/22	1,500	1,608
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	3.000%	7/1/19	150	152
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	4.000%	7/1/20	140	146
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/21	220	238
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/22	300	330
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/23	240	269
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/24	3,000	3,404
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/24	300	340
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/25	250	286
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health System Obligated
Group)	5.000%	7/1/26	2,400	2,785
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/21	1,000	1,076
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/22	1,500	1,641
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/23	2,000	2,219
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	4.000%	7/1/20	1,000	1,026
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/21	1,000	1,065
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/22	1,500	1,621
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/23	3,000	3,270
New Jersey Health Care Facilities Financing Authority Revenue (St. Peter’s University Hospital
Obligated Group)	5.000%	7/1/20	1,000	1,028
New Jersey Health Care Facilities Financing Authority Revenue (Trinitas Hospital Obligated Group)	5.000%	7/1/23	955	1,055
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	5.000%	7/1/21 (4)	1,000	1,077
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	5.000%	7/1/25 (4)	2,380	2,701
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	5.000%	7/1/26 (4)	1,800	2,052
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.500%	7/1/20 (12)	5,455	5,673
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	1.710%	5/7/18 LOC	8,300	8,300
New Jersey Health Facilities Financing Authority Revenue (St Joseph’s Healthcare System
Obligated Group)	5.000%	7/1/26	1,000	1,112
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	6/1/19	1,500	1,545
4 New Jersey Higher Education Assistance Authority Student Loan Revenue TOB VRDO	1.950%	5/7/18	5,000	5,000

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
4 New Jersey Revenue TOB VRDO	1.650%	5/1/18 LOC	25,000	25,000
New Jersey Transportation Corp. GAN	5.000%	9/15/20	22,550	23,785
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/19	16,300	16,800
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/20	18,000	18,835
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/21	27,500	27,598
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/21	9,075	9,631
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/22	64,000	64,225
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/22	10,050	10,747
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/23	74,515	74,771
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/23	10,125	10,989
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/20	11,000	11,511
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/21	12,550	13,319
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/21	1,295	1,374
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/22	2,890	3,090
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/23	2,500	2,701
1 New Jersey Transportation Trust Fund Authority Transportation Program Revenue PUT	2.750%	12/15/19	41,000	41,043
1 New Jersey Transportation Trust Fund Authority Transportation Program Revenue PUT	2.950%	12/15/21	24,000	24,093
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/18	2,500	2,508
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/18	15,810	16,085
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/19	2,815	2,901
New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.000%	12/15/19	850	873
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/19	31,245	32,593
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	200	209
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/20	14,635	15,314
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20 (4)	5,000	5,329
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20 (4)	5,800	6,176
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/21	850	915
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	3,750	4,069
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22 (2)	1,000	1,103
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/23	475	516
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23 (2)	230	256
New Jersey Turnpike Authority Revenue	5.000%	1/1/20 (ETM)	145	152
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	605	636
1 New Jersey Turnpike Authority Revenue	1.661%	1/1/21	2,500	2,501
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	1,000	1,074
1 New Jersey Turnpike Authority Revenue	1.798%	1/1/22	4,530	4,540
1 New Jersey Turnpike Authority Revenue	1.801%	1/1/22	3,495	3,503
New Jersey Turnpike Authority Revenue	5.000%	1/1/25	3,500	4,025
1 New Jersey Turnpike Authority Revenue PUT	1.781%	1/1/21	22,065	22,108
1 New Jersey Turnpike Authority Revenue PUT	2.071%	1/1/23	10,000	10,065
4 New Jersey Turnpike Authority Revenue TOB VRDO	1.800%	5/7/18 LOC	7,700	7,700
Rutgers State University New Jersey Revenue	5.000%	5/1/19	1,000	1,032
Rutgers State University New Jersey Revenue	5.000%	5/1/19	1,000	1,032
Rutgers State University New Jersey Revenue	5.000%	5/1/20	2,000	2,119
Sparta Township NJ Board of Education GO	5.000%	2/15/21	1,030	1,110
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/19	2,500	2,579
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/20	2,000	2,116
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/21	2,550	2,750
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/22	1,750	1,916
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/23	1,500	1,660
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/24	6,000	6,705
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/25	8,610	9,713
Tobacco Settlement Financing Corp. New Jersey Revenue	3.200%	6/1/27	10,500	10,475
Trenton NJ GO	4.000%	7/15/22 (4)	2,000	2,098
Trenton NJ GO	4.000%	7/15/23 (4)	1,500	1,580
Union County NJ GO	4.000%	2/15/19	4,255	4,331
Union County NJ GO	4.000%	2/15/20	5,355	5,552
Union County NJ GO	5.000%	2/15/21	5,615	6,066
Union County NJ GO	5.000%	2/15/22	6,275	6,927
				1,191,140
New Mexico (0.7%)
Albuquerque Bernalillo County NM Water Utility Authority Revenue	5.000%	7/1/20	2,000	2,129
Albuquerque Bernalillo County NM Water Utility Authority Revenue	5.000%	7/1/20	3,225	3,434
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/20	6,580	7,020
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/20	1,800	1,921
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/21	1,200	1,310
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/21	5,450	5,951
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/21	1,130	1,234
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/22	2,250	2,502
Farmington NM Pollution Control Revenue (Southern California Edison Co. Four Corners Project)
PUT	1.875%	4/1/20	19,000	18,807

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New Mexico Finance Authority Transportation Revenue	4.000%	6/15/25	13,765	14,607
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
	Services)	5.000%	8/1/21	1,600	1,738
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
	Services) VRDO	1.730%	5/7/18	27,000	27,000
1	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	1.884%	8/1/18	5,200	5,197
1	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	2.014%	8/1/19	66,445	66,454
	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	8/1/19	25,760	26,645
					185,949
New York (13.7%)
	Amherst NY Development Corp. Student Housing Facility Revenue	5.000%	10/1/21	500	546
	Amherst NY Development Corp. Student Housing Facility Revenue	5.000%	10/1/22	1,000	1,112
	Amherst NY Development Corp. Student Housing Facility Revenue	5.000%	10/1/24 (4)	1,000	1,142
4	Battery Park City Authority New York Revenue TOB VRDO	1.610%	5/1/18 LOC	26,575	26,575
	Brookhaven NY Local Development Corp. Revenue (Jefferson’s Ferry Project)	5.000%	11/1/22	500	559
	Brookhaven NY Local Development Corp. Revenue (Jefferson’s Ferry Project)	5.000%	11/1/23	600	679
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/21	1,100	1,192
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/22	2,100	2,316
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/23	1,520	1,700
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/20	1,265	1,350
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/21	1,355	1,472
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	7/1/26	450	504
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue (Catholic Health System
	Obligated Group)	5.000%	7/1/24	565	638
	Copiague Union Free School District GO	2.500%	2/20/19	21,000	21,090
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/20	1,000	1,056
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/21	300	323
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/22	300	328
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/23	350	388
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/24	350	393
[1,4] Eaton Vance New York Municipal Bond Fund II		2.600%	7/1/19	5,750	5,753
	Hempstead NY Local Development Corp. Revenue (Molloy College)	3.000%	7/1/18	850	851
	Hempstead NY Local Development Corp. Revenue (Molloy College)	4.000%	7/1/19	1,000	1,019
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/21	430	462
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/23	1,435	1,586
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/25	800	902
	Lockport NY BAN	2.500%	12/12/18	5,775	5,802
	Long Island NY Power Authority Electric System Revenue	5.000%	5/1/18 (ETM)	2,000	2,000
	Long Island NY Power Authority Electric System Revenue	5.500%	4/1/19 (Prere.)	1,895	1,958
	Long Island NY Power Authority Electric System Revenue	5.000%	5/1/19 (ETM)	1,500	1,546
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/20	1,295	1,382
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/21	1,000	1,091
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/21	1,295	1,413
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/22	2,055	2,278
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/22	750	831
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/23	1,000	1,124
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/24	750	852
1	Long Island NY Power Authority Electric System Revenue PUT	1.968%	11/1/18	16,850	16,854
1	Long Island NY Power Authority Electric System Revenue PUT	2.201%	11/1/18	30,000	30,013
	Metropolitan Transportation Authority Revenue PUT	5.000%	11/15/22	42,760	47,472
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools
	Modernization Project)	5.000%	5/1/18	2,000	2,000
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools
	Modernization Project)	5.000%	5/1/18	1,000	1,000
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools
	Modernization Project)	5.000%	5/1/19	3,520	3,633
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools
	Modernization Project)	5.000%	5/1/19	2,000	2,064
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools
	Modernization Project)	5.000%	5/1/23	1,000	1,128
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools
	Modernization Project)	5.000%	5/1/24	1,400	1,604
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools
	Modernization Project)	5.000%	5/1/25	1,700	1,972
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/21	745	813
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/21	1,350	1,473
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/22	480	534
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/22	1,930	2,146
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/23	1,000	1,130
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/23	1,115	1,260
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/25	720	836

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/25	400	464
Nassau County NY GO	5.000%	4/1/20	14,340	15,158
Nassau County NY GO	5.000%	4/1/21	11,075	11,949
Nassau County NY GO	5.000%	1/1/22	9,685	10,556
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Catholic Health
Services)	5.000%	7/1/19	7,965	8,222
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Catholic Health
Services)	5.000%	7/1/20	4,650	4,912
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/18	2,550	2,562
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/20	1,660	1,757
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University
Hospital Association Project)	5.000%	7/1/18	2,000	2,009
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University
Hospital Association Project)	5.000%	7/1/19	1,565	1,613
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University
Hospital Association Project)	5.000%	7/1/20	170	179
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	4.000%	7/1/19	375	383
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/21	1,340	1,443
Nassau County NY TAN	3.000%	9/18/18	63,000	63,304
New York City Health & Hospital Corp. Revenue	5.000%	2/15/22	1,900	1,992
New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	4.000%	6/1/19	850	868
New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/20	600	636
New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/21	1,000	1,083
New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/22	745	823
New York City NY GO	5.000%	8/1/18	4,650	4,687
New York City NY GO	5.000%	8/1/18	6,000	6,048
New York City NY GO	5.000%	8/1/18	6,000	6,048
New York City NY GO	5.000%	8/1/18	5,000	5,040
New York City NY GO	5.000%	8/1/18	3,250	3,276
New York City NY GO	5.000%	8/1/18	7,500	7,560
New York City NY GO	5.000%	8/1/18	13,030	13,134
New York City NY GO	5.000%	10/1/18	7,650	7,753
New York City NY GO	4.000%	8/1/19	12,165	12,495
New York City NY GO	5.000%	8/1/19	15,000	15,591
New York City NY GO	5.000%	8/1/19	5,000	5,197
New York City NY GO	5.000%	8/1/19	5,000	5,197
New York City NY GO	5.000%	8/1/19	8,000	8,315
New York City NY GO	5.000%	8/1/19	15,000	15,591
New York City NY GO	5.000%	8/1/19	20,155	20,949
New York City NY GO	5.000%	8/1/19	7,225	7,510
New York City NY GO	5.000%	8/1/19	5,830	6,060
New York City NY GO	5.000%	8/1/20	1,880	2,005
New York City NY GO	5.000%	8/1/20	33,525	35,754
New York City NY GO	5.000%	8/1/20	4,500	4,799
New York City NY GO	5.000%	8/1/20	20,000	21,330
New York City NY GO	5.000%	10/1/20	4,375	4,685
New York City NY GO	5.000%	8/1/21	5,890	6,421
New York City NY GO	5.000%	8/1/21	17,280	18,839
New York City NY GO	5.000%	8/1/21	9,000	9,812
New York City NY GO	5.000%	8/1/21	11,985	13,066
New York City NY GO	5.000%	8/1/21	2,000	2,180
New York City NY GO	5.000%	8/1/21	6,100	6,650
New York City NY GO	5.000%	8/1/21	4,000	4,361
New York City NY GO	5.000%	8/1/21	10,000	10,902
New York City NY GO	5.000%	8/1/22	1,495	1,662
New York City NY GO	5.000%	8/1/22	4,000	4,446
New York City NY GO	5.000%	8/1/22	5,000	5,558
New York City NY GO	5.000%	8/1/22	40,930	45,499
New York City NY GO	5.000%	8/1/22	14,640	16,274
New York City NY GO	5.000%	8/1/22	4,275	4,752
New York City NY GO	5.000%	8/1/23	2,415	2,729
New York City NY GO	5.000%	8/1/23	10,000	11,301
New York City NY GO	5.000%	8/1/23	14,800	16,725
New York City NY GO VRDO	1.560%	5/1/18	15,000	15,000
New York City NY GO VRDO	1.590%	5/1/18 LOC	17,700	17,700
New York City NY GO VRDO	1.750%	5/7/18	47,765	47,765
New York City NY GO VRDO	1.750%	5/7/18 LOC	20,000	20,000

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/21	3,025	3,267
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/25	12,625	13,225
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.250%	5/1/18	2,390	2,390
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.250%	5/1/18	10,010	10,010
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/18	3,500	3,519
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.500%	11/1/18	13,095	13,069
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.500%	11/1/18	17,105	17,045
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.650%	5/1/19	20,000	19,927
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/19	4,300	4,455
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/20	4,760	5,062
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.700%	7/1/21	8,350	8,246
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue
(Lexington Courts) VRDO	1.780%	5/7/18 LOC	5,625	5,625
New York City NY Housing Development Corp. Sustainable Neighborhood Revenue	1.300%	11/1/19	13,500	13,319
New York City NY Housing Development Corp. Sustainable Neighborhood Revenue	1.375%	5/1/20	5,750	5,669
New York City NY Housing Development Corp. Sustainable Neighborhood Revenue PUT	1.450%	4/29/20	4,000	3,944
New York City NY Housing Development Corp. Sustainable Neighborhood Revenue PUT	2.000%	12/31/21	7,000	6,946
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/26 (12)	5,000	3,933
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/19	5,000	5,179
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.530%	5/1/18	20,000	20,000
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.530%	5/1/18	14,090	14,090
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/21	19,510	21,453
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/19 (ETM)	590	612
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/19	410	425
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/20	1,500	1,599
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/21	1,520	1,659
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/22	4,585	5,101
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/24	1,025	1,177
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	7,455	7,576
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/15/18	11,950	12,159
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	8,560	8,956
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	25,115	26,278
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/20	6,395	6,735
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/20	8,925	9,400
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20	3,090	3,318
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21	7,925	8,699
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21	9,000	9,879
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22	6,000	6,713
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.530%	5/1/18	26,570	26,570
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.730%	5/7/18	2,400	2,400
New York Convention Center Development Corp. Revenue	5.000% 11/15/21		2,010	2,207
New York Convention Center Development Corp. Revenue	5.000% 11/15/22		1,040	1,164
4 New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters) TOB VRDO	2.050%	5/7/18	4,464	4,464
New York Metropolitan Transportation Authority Revenue	5.000% 11/15/18		4,775	4,860
New York Metropolitan Transportation Authority Revenue	5.000% 11/15/18		1,500	1,527
New York Metropolitan Transportation Authority Revenue	5.000% 11/15/18		1,000	1,018
New York Metropolitan Transportation Authority Revenue	5.000% 11/15/18		1,500	1,527
New York Metropolitan Transportation Authority Revenue	5.000% 11/15/18		4,055	4,127
New York Metropolitan Transportation Authority Revenue	5.000% 11/15/18		2,650	2,697
New York Metropolitan Transportation Authority Revenue	5.000% 11/15/18		2,000	2,036
New York Metropolitan Transportation Authority Revenue	5.000% 11/15/18		1,255	1,277
New York Metropolitan Transportation Authority Revenue	5.000% 11/15/18		2,500	2,544
New York Metropolitan Transportation Authority Revenue	4.000%	2/15/19	5,240	5,336
New York Metropolitan Transportation Authority Revenue	4.000%	2/15/19	34,000	34,620
New York Metropolitan Transportation Authority Revenue	4.000%	5/15/19	141,410	144,744
New York Metropolitan Transportation Authority Revenue	5.000% 11/15/19		8,950	9,374
New York Metropolitan Transportation Authority Revenue	5.000% 11/15/19		4,725	4,949
New York Metropolitan Transportation Authority Revenue	5.000% 11/15/19		2,530	2,650
New York Metropolitan Transportation Authority Revenue	5.000% 11/15/19		9,535	9,986
New York Metropolitan Transportation Authority Revenue	5.000% 11/15/19		1,100	1,152
New York Metropolitan Transportation Authority Revenue	5.500% 11/15/19 (14)		5,000	5,274
New York Metropolitan Transportation Authority Revenue	5.000% 11/15/20		5,000	5,363
New York Metropolitan Transportation Authority Revenue	5.000% 11/15/20		1,560	1,673
New York Metropolitan Transportation Authority Revenue	5.000% 11/15/21		1,780	1,948
New York Metropolitan Transportation Authority Revenue	5.000% 11/15/21		5,000	5,472
New York Metropolitan Transportation Authority Revenue	5.000% 11/15/21		1,230	1,346
New York Metropolitan Transportation Authority Revenue	5.000% 11/15/21		1,500	1,642
New York Metropolitan Transportation Authority Revenue	5.000% 11/15/22		16,145	17,975
New York Metropolitan Transportation Authority Revenue	5.000% 11/15/22		2,275	2,533
New York Metropolitan Transportation Authority Revenue	5.000% 11/15/22		1,000	1,113
New York Metropolitan Transportation Authority Revenue	5.000% 11/15/23		35,310	39,925

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	1,000	1,131
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,785	3,099
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	27,915	31,936
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	25,035	28,956
1 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	2.700%	11/1/19	9,300	9,375
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/19 (ETM)	835	875
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/19	165	173
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000% )	11/15/20 (ETM	1,025	1,103
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/20	1,375	1,475
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/20	4,600	4,944
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/23	2,500	2,855
1 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	2.120%	11/1/18	2,000	2,000
1 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	2.200%	11/1/19	2,750	2,751
1 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	2.330%	11/1/19	21,000	21,036
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/46	32,750	33,851
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/18	4,000	4,071
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/19	3,500	3,666
New York Metropolitan Transportation Authority Revenue BAN	4.000%	2/15/19	30,000	30,547
New York Metropolitan Transportation Authority Revenue BAN	4.000%	5/15/19	7,000	7,165
1 New York Metropolitan Transportation Authority Revenue PUT	1.564%	11/1/19	5,710	5,708
1 New York Metropolitan Transportation Authority Revenue PUT	1.964%	2/1/20	9,500	9,553
New York Metropolitan Transportation Authority Revenue PUT	5.000%	2/15/20	59,000	62,099
1 New York Metropolitan Transportation Authority Revenue PUT	1.872%	4/6/20 (4)	6,500	6,529
1 New York Metropolitan Transportation Authority Revenue PUT	2.330%	6/1/20	87,500	87,757
New York Metropolitan Transportation Authority Revenue PUT	4.000%	11/15/20	11,000	11,424
New York Metropolitan Transportation Authority Revenue PUT	5.000%	11/15/20	50,050	53,398
1 New York Metropolitan Transportation Authority Revenue PUT	2.200%	11/15/22	10,000	9,976
New York NY GO	5.000%	8/1/23	31,255	35,320
New York NY GO	5.000%	8/1/24	43,695	50,029
New York NY GO	5.000%	8/1/25	49,235	57,204
New York State Dormitory Authority Revenue	5.000%	3/15/25	3,935	4,414
New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/18 (ETM)	2,105	2,116
New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/19 (ETM)	2,180	2,258
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/21	1,540	1,692
New York State Dormitory Authority Revenue (Department of Health)	5.000%	7/1/22	8,500	9,431
New York State Dormitory Authority Revenue (Department of Health)	5.000%	7/1/23	6,590	7,431
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	4.000%	7/1/20	5,000	5,189
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/21	2,265	2,449
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/22	4,000	4,403
New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	5,970	6,319
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of New York
University)	5.000%	7/1/18	2,500	2,513
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,260	1,334
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/21	2,400	2,612
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/27	2,650	3,007
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/23	2,050	2,323
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/18 (ETM)	1,115	1,115
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/21	2,555	2,765
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/22	2,440	2,695
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	4.000%	12/1/20	1,000	1,028
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	4.000%	12/1/21	1,200	1,241
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/22	1,000	1,081
New York State Dormitory Authority Revenue (Pace University)	4.000%	5/1/20 (ETM)	45	47
New York State Dormitory Authority Revenue (Pace University)	4.000%	5/1/20	1,695	1,736
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/24	380	415
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/18	2,400	2,423
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/18	22,675	23,138
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19 (ETM)	5	5
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19 (ETM)	10	10
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	4,135	4,239
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	10,000	10,252
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	2/15/19 (Prere.)	15	15
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	2/15/19 (Prere.)	5	5
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	2/15/19 (Prere.)	4,755	4,885
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/19	11,665	12,134
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20	4,000	4,217
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/20	9,550	10,205
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21	12,620	13,659
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21	33,395	36,145

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/21	7,710	8,396
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	2/15/22	225	231
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23	41,010	46,019
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24	57,345	65,287
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24	58,640	66,761
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/25	60,075	69,353
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18	2,155	2,184
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18 (4)	5,000	5,067
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18 (4)	2,500	2,534
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18	1,500	1,520
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18 (4)	1,350	1,368
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	5,905	6,162
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (4)	6,010	6,271
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (15)	1,000	1,043
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (4)	3,200	3,339
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20 (15)	1,690	1,813
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20 (4)	1,125	1,205
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21 (15)	1,425	1,562
New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/22	19,425	20,744
New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/22	11,500	12,326
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	4,060	4,508
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	3,335	3,717
New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/23	4,575	4,923
New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/23	4,460	4,799
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23	7,500	8,456
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23	10,595	11,997
New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/24	2,250	2,434
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24	6,060	6,918
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24	3,000	3,425
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24	2,800	3,211
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25	2,000	2,316
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25	1,915	2,227
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/18	5,000	5,006
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/19	3,500	3,617
New York State Dormitory Authority Revenue (Teachers College)	4.000%	7/1/20	220	229
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/21	245	267
New York State Dormitory Authority Revenue (Teachers College)	4.000%	7/1/22	325	348
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/23	175	197
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/21	1,000	1,085
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/22	500	552
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/23	1,135	1,272
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/19 (Prere.)	230	239
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/19 (Prere.)	35	36
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/21	1,025	1,056
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/21	60,000	64,994
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	2,500	2,765
New York State Energy Research & Development Authority Pollution Control Revenue (Niagara
Mohawk Corp.)	4.743%	12/1/25 (2)	1,095	1,095
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/18	4,900	4,920
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/19	3,700	3,836
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/20	3,000	3,196
New York State GO	5.000%	3/1/19	12,715	13,067
New York State Housing Finance Agency Affordable Housing Revenue	1.400%	5/1/20	9,420	9,279
New York State Housing Finance Agency Affordable Housing Revenue	1.400%	5/1/20	1,620	1,596
New York State Housing Finance Agency Affordable Housing Revenue	1.350%	5/1/21	7,115	6,908
New York State Housing Finance Agency Affordable Housing Revenue	1.500%	5/1/21	2,935	2,852
New York State Housing Finance Agency Affordable Housing Revenue	1.500%	5/1/21	3,500	3,401
New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21	1,300	1,284
New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21	5,000	4,940
New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21	1,755	1,734
New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21	2,510	2,480
New York State Housing Finance Agency Housing Revenue (West 17th Street) VRDO	1.750%	5/7/18 LOC	28,310	28,310
New York State Housing Finance Agency Revenue	1.050%	5/1/19	850	840
New York State Housing Finance Agency Revenue	1.100%	11/1/19	1,000	982
New York State Housing Finance Agency Revenue	1.250%	5/1/20	7,500	7,409
New York State Housing Finance Agency Revenue (Personal Income Tax) VRDO	1.730%	5/7/18	20,000	20,000
New York State Mortgage Agency Homeowner Mortgage Revenue	4.000%	4/1/40	3,730	3,915
New York State Mortgage Agency Homeowner Mortgage Revenue	2.625%	4/1/41	450	451

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Mortgage Agency Homeowner Mortgage Revenue	3.500%	10/1/47	13,780	14,195
New York State Thruway Authority Revenue	5.000%	1/1/19	3,700	3,780
New York State Thruway Authority Revenue	5.000%	5/1/19	83,125	85,700
New York State Thruway Authority Revenue	5.000%	1/1/20	1,500	1,576
New York State Thruway Authority Revenue	5.000%	1/1/21	2,450	2,635
New York State Thruway Authority Revenue	5.000%	1/1/22	6,200	6,805
New York State Thruway Authority Revenue	5.000%	1/1/22	1,520	1,668
New York State Thruway Authority Revenue	5.000%	1/1/23	6,000	6,707
New York State Thruway Authority Revenue	5.000%	1/1/24	3,730	4,232
New York State Thruway Authority Revenue	5.000%	1/1/25	3,260	3,749
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/19	500	514
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/19	8,030	8,253
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20	10,145	10,718
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20	8,525	9,006
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20	23,430	24,753
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21	24,900	26,951
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21	50,035	54,156
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21	10,625	11,500
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22	25,000	27,612
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22	45,795	50,579
New York State Urban Development Corp. Revenue (Service Contract) VRDO	1.740%	5/7/18	26,145	26,145
New York State Urban Development Corp. Revenue (Service Contract) VRDO	1.770%	5/7/18	11,105	11,105
Niagara NY Frontier Transportation Authority Airport Revenue (Buffalo Niagara International Airport)	5.000%	4/1/19	600	617
North Syracuse NY Central School District Revenue	2.250%	6/28/18	5,000	5,004
4 Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.850%	5/7/18 LOC	24,000	24,000
4 Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.820%	5/7/18 LOC	6,300	6,300
Onondaga County NY Civic Development Corp. Revenue (St. Joseph’s Hospital & Health Center)	5.000%	7/1/19 (ETM)	500	509
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/19	245	250
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/20	285	298
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/21	300	320
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/22	315	341
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/23	330	362
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/24	345	384
Oyster Bay NY GO	3.250%	8/1/18	8,560	8,558
Oyster Bay NY GO	4.000%	8/15/18 (15)	2,000	2,011
Oyster Bay NY GO	5.000%	1/15/19 (15)	5,140	5,245
Oyster Bay NY GO	5.000%	8/15/19 (15)	3,125	3,232
Oyster Bay NY GO	5.000%	1/15/20 (15)	3,105	3,241
Oyster Bay NY GO	5.000%	8/15/20 (15)	4,350	4,597
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/18	4,000	4,019
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/19	9,190	9,486
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/20	835	882
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	5,000	5,397
Suffolk County NY GO	5.000%	2/1/19 (4)	3,915	4,007
Suffolk County NY GO	5.000%	2/1/21 (4)	4,580	4,920
Suffolk County NY GO	5.000%	5/15/22 (4)	10,310	11,348
Suffolk County NY GO	5.000%	5/15/23 (4)	10,845	12,110
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21	4,435	4,781
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21	3,000	3,174
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/22	3,500	3,835
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/23	10,000	11,115
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/23	5,000	5,409
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/24	9,500	10,706
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/24	4,000	4,358
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/18	7,000	7,124
1 Triborough Bridge & Tunnel Authority New York Revenue	2.190%	1/1/19 (4)	1,700	1,702
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/20	500	538
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/21	1,000	1,102
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/22	850	954
Triborough Bridge & Tunnel Authority New York Revenue (MTA Bridges and Tunnels) VRDO	1.550%	5/1/18 LOC	3,500	3,500
1 Triborough Bridge & Tunnel Authority New York Revenue PUT	1.664%	2/1/19	11,350	11,353
1 Triborough Bridge & Tunnel Authority Revenue PUT	1.764%	11/15/21	4,750	4,747
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/20	535	568
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/21	645	698
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/22	1,055	1,160
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/21	4,800	5,183
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/23	1,610	1,818
Yonkers NY GO	3.000%	7/1/18	500	501
Yonkers NY GO	3.000%	8/15/18	1,000	1,003
Yonkers NY GO	4.000%	3/15/19 (ETM)	1,700	1,733

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Yonkers NY GO	3.000%	8/15/19	885	896
Yonkers NY GO	3.000%	8/15/20	1,115	1,139
				3,462,976
North Carolina (1.2%)
Board of Governors of the University of North Carolina Revenue (University of North Carolina at
Charlotte)	5.000%	10/1/23	300	340
Board of Governors of the University of North Carolina Revenue (University of North Carolina at
Charlotte)	5.000%	10/1/24	400	459
Buncombe County NC Limited Obligation Revenue	5.000%	6/1/21	6,070	6,607
Buncombe County NC Limited Obligation Revenue	5.000%	6/1/22	4,070	4,521
Cabarrus County NC Installment Financing Contract Revenue	5.000%	6/1/23	1,000	1,124
Charlotte NC Airport Revenue	4.000%	7/1/23	1,175	1,270
Charlotte NC Airport Revenue	5.000%	7/1/23	430	486
Charlotte NC Airport Revenue	5.000%	7/1/24	520	596
Charlotte NC Airport Revenue	5.000%	7/1/24	1,510	1,731
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/18	2,625	2,675
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare
System)	5.000%	1/15/22	4,275	4,697
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare
System)	5.000%	1/15/24	14,315	16,254
Guilford County NC GO	5.000%	3/1/25	18,855	21,991
Mecklenburg County NC COP	5.000%	10/1/21	4,000	4,388
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/19	1,000	1,043
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/21	3,200	3,488
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/22	1,020	1,132
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/23	1,140	1,285
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/24	2,115	2,413
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/25	1,100	1,272
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/26	1,510	1,761
North Carolina Capital Facilities Finance Agency Solid Waste Disposal Revenue
(Republic Services, Inc. Project) PUT	1.500%	6/1/18	23,750	23,741
North Carolina Capital Improvement Revenue	5.000%	5/1/18	17,975	17,975
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/19 (ETM)	1,025	1,047
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/19 (ETM)	3,515	3,589
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/20 (ETM)	2,500	2,626
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/20 (ETM)	13,050	13,709
North Carolina GAN	5.000%	3/1/22	2,250	2,477
North Carolina GO	5.000%	6/1/19	2,000	2,069
North Carolina Housing Finance Agency Revenue	4.000%	7/1/47	9,850	10,344
North Carolina Medical Care Commission Health Care Facilities Revenue (Cape Fear Valley Health
System)	5.000%	10/1/19	3,350	3,474
North Carolina Medical Care Commission Health Care Facilities Revenue (Cape Fear Valley Health
System)	5.000%	10/1/20	7,885	8,405
North Carolina Medical Care Commission Health Care Facilities Revenue (Novant Health Obligated
Group) VRDO	1.760%	5/7/18	36,820	36,820
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/18	3,000	3,038
4 North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) TOB VRDO	2.070%	5/7/18	6,300	6,300
North Carolina Medical Care Commission Hospital Revenue (Moses Cone Health System) PUT	2.100%	11/26/18	12,255	12,255
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/19	3,910	4,037
North Carolina Medical Care Commission Hospital Revenue (Southeastern Regional Medical Center)	4.000%	6/1/19	1,450	1,479
North Carolina Medical Care Commission Hospital Revenue (Southeastern Regional Medical Center)	4.000%	6/1/20	500	519
North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/21	375	402
North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/22	1,105	1,197
North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/23	800	873
North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/24	920	1,010
North Carolina Medical Care Commission Retirement Facilities Revenue (United Church Homes &
Services Obligated Group)	5.000%	9/1/24	1,000	1,078
North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist
Retirement Homes Inc.)	5.000%	10/1/23	510	567
North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist
Retirement Homes Inc.)	5.000%	10/1/24	1,250	1,408
North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist
Retirement Homes Inc.)	5.000%	10/1/25	890	1,007
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/19 (ETM)	4,475	4,571
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/19	12,025	12,286
North Carolina Revenue	5.000%	5/1/24	18,000	20,610
North Carolina Turnpike Authority Revenue	5.000%	1/1/22	850	927
North Carolina Turnpike Authority Revenue	5.000%	1/1/23	1,650	1,825
North Carolina Turnpike Authority Revenue	5.000%	1/1/24 (4)	1,250	1,399
Raleigh NC Combined Enterprise System Revenue	5.000%	3/1/23	1,110	1,253
Raleigh NC Combined Enterprise System Revenue	5.000%	3/1/23	1,000	1,129

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Raleigh NC GO	5.000%	4/1/20	4,700	4,977
Wake County NC GO	5.000%	2/1/20	4,500	4,741
				294,697
North Dakota (0.0%)
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,200	1,301
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21 (ETM)	650	705
North Dakota Housing Finance Agency Revenue	4.000%	1/1/38	4,460	4,624
				6,630
Ohio (4.1%)
Akron OH Bath & Copley Joint Township Hospital District Revenue (Children’s Hospital Medical
Center of Akron)	5.000%	11/15/18	1,000	1,017
Akron OH Bath & Copley Joint Township Hospital District Revenue (Children’s Hospital Medical
Center of Akron)	5.000%	11/15/25	3,475	3,793
Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System
Obligated Group)	5.000%	11/15/23	1,605	1,768
Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System
Obligated Group)	5.000%	11/15/26	500	562
Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/20	1,220	1,309
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	5/1/23	2,485	2,713
4 Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	1.880%	5/7/18	7,500	7,500
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/20	895	949
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/21	2,600	2,812
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/22	3,750	4,121
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/23	9,010	10,027
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/24	14,890	16,746
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/25	25,015	28,478
Allen County OH Hospital Facilities Revenue (Mercy Health) PUT	5.000%	5/5/22	12,200	13,450
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/20	7,000	7,355
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/21	16,275	17,472
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/22	12,025	13,168
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/23	22,470	23,525
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	12,385	12,962
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/19	1,725	1,768
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/20	2,145	2,254
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/21	300	322
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/22	400	438
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/23	500	556
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/23	3,000	3,338
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/24	3,800	4,280
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/25	7,000	7,969
American Municipal Power Ohio Inc. Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/22	480	524
American Municipal Power Ohio Inc. Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/23	395	438
American Municipal Power Ohio Inc. Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/24	370	415
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/26	3,000	3,350
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) PUT	5.000%	8/15/19	17,625	18,027
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) PUT	5.000%	8/15/20	16,310	17,103
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/21	1,000	1,090
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/22	750	830
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/23	2,000	2,240
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/24	2,000	2,255
Bowling Green State University Ohio Revenue	5.000%	6/1/23	175	196
Bowling Green State University Ohio Revenue	5.000%	6/1/24	325	368
Butler County OH Hospital Facilities Revenue (UC Health)	5.500%	11/1/20 (Prere.)	3,415	3,700
Butler County OH Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/20	700	734
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/22	400	428
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/23	420	452
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/24	650	702
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/22	1,005	1,112
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/23	1,580	1,772
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/24	500	567
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/25	950	1,088
Cincinnati OH GO	4.000%	12/1/19	300	310
Cincinnati OH GO	5.000%	12/1/22	300	335
Cincinnati OH GO	5.000%	12/1/23	2,110	2,394
Cincinnati OH GO	5.000%	12/1/24	1,700	1,951
Cleveland OH Airport System Revenue	5.000%	1/1/20	1,500	1,566
Cleveland OH Airport System Revenue	5.000%	1/1/21 (4)	455	487
Cleveland OH Airport System Revenue	5.000%	1/1/22 (4)	450	492
Cleveland OH Airport System Revenue	5.000%	1/1/22 (4)	1,635	1,786
Cleveland OH Airport System Revenue	5.000%	1/1/23 (4)	1,030	1,142
Cleveland OH Airport System Revenue	5.000%	1/1/24 (4)	3,150	3,533

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cleveland OH GO	5.000%	12/1/20	1,800	1,933
Cleveland OH GO	5.000%	12/1/21	2,880	3,157
Cleveland OH GO	5.000%	12/1/22	3,595	4,008
Cleveland OH Income Tax Revenue	5.000%	5/15/22	1,550	1,708
Cleveland OH Income Tax Revenue	4.000%	10/1/23	250	268
Cleveland OH Income Tax Revenue	4.000%	10/1/23	200	214
Cleveland OH Income Tax Revenue	4.000%	10/1/24	300	323
Cleveland OH Income Tax Revenue	4.000%	10/1/24	280	301
Cleveland OH Income Tax Revenue	4.000%	10/1/25	200	216
Cleveland OH Income Tax Revenue	4.000%	10/1/25	235	254
Cleveland OH Income Tax Revenue	4.000%	10/1/26	225	243
Cleveland OH Income Tax Revenue	4.000%	10/1/26	300	324
Cleveland OH Water Revenue	5.000%	1/1/19	3,100	3,166
Cleveland OH Water Revenue	5.000%	1/1/20	1,500	1,576
Cleveland OH Water Revenue	5.000%	1/1/21	1,000	1,076
Cleveland OH Water Revenue	5.000%	1/1/23	2,080	2,331
Cleveland OH Water Revenue	5.000%	1/1/24	1,340	1,525
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/19	2,000	2,065
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project)	5.000%	10/1/19	6,000	6,251
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/18	960	967
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/19	1,390	1,441
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/22	1,475	1,615
Columbus OH GO	5.000%	6/1/18	8,000	8,021
Columbus OH GO	5.000%	7/1/18	4,500	4,524
Columbus OH GO	5.000%	7/1/18	7,280	7,319
Columbus OH GO	5.000%	2/15/19	1,910	1,958
Columbus OH GO	5.000%	6/1/19	3,000	3,102
Columbus OH GO	5.000%	7/1/19	6,690	6,934
Columbus OH GO	5.000%	2/15/20	1,905	2,008
Columbus OH GO	5.000%	7/1/23	1,830	2,070
Columbus OH GO	4.000%	4/1/24	16,170	17,616
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/19	5,340	5,579
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/20	5,575	5,978
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/21	4,110	4,489
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/19	7,000	7,336
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/21	1,045	1,140
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/22	1,000	1,109
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/24	535	600
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/23	4,660	5,016
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/24	5,030	5,452
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/25	4,000	4,365
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/20	2,045	2,202
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/21	1,000	1,101
Dayton OH City School District GO	5.000%	11/1/19	3,500	3,655
Dayton OH City School District GO	5.000%	11/1/20	5,000	5,351
Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.000%	6/15/21	1,045	1,115
Franklin County OH GO	5.000%	12/1/19	5,045	5,143
Greater Cleveland OH Regional Transit Authority Sales Tax Revenue	5.000%	12/1/19	1,185	1,243
Greater Cleveland OH Regional Transit Authority Sales Tax Revenue	5.000%	12/1/21	1,355	1,490
Greater Cleveland OH Regional Transit Authority Sales Tax Revenue	5.000%	12/1/22	1,590	1,782
Hamilton County OH Healthcare Facilities Revenue (Christ Hospital Project)	5.000%	6/1/20	1,475	1,563
Hamilton County OH Healthcare Facilities Revenue (Christ Hospital Project)	5.000%	6/1/22	4,665	5,153
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	4.000%	1/1/21	450	465
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/22	470	505
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/23	1,450	1,573
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/24	1,355	1,480
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/18	750	751
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/19	1,000	1,033
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/20	1,000	1,061
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/21	1,000	1,087
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/22	500	554
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/19	820	839
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/20	800	841
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/22	500	546
Hamilton County OH Sales Tax Revenue	5.000%	12/1/21	1,000	1,097
Hamilton County OH Sales Tax Revenue	5.000%	12/1/22	2,250	2,513
Hamilton County OH Sewer System Revenue	5.000%	12/1/20	3,605	3,875
Hamilton County OH Sewer System Revenue	5.000%	12/1/21	2,085	2,289
Hamilton OH BAN	2.500%	6/1/18	22,610	22,623
Hamilton OH City School District GO	5.000%	12/1/21	3,475	3,806
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/20	14,245	14,965

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/21	2,260	2,425
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/23	1,725	1,919
4 JobsOhio Beverage System Statewide Liquor Profits Revenue TOB VRDO	1.800%	5/7/18	18,800	18,800
Kent State University Ohio Revenue	5.000%	5/1/20	2,030	2,149
Kent State University Ohio Revenue	5.000%	5/1/20	1,650	1,747
Kent State University Ohio Revenue	5.000%	5/1/21	1,685	1,823
Kent State University Ohio Revenue	4.000%	5/1/22	3,000	3,187
Kent State University Ohio Revenue	4.000%	5/1/23	3,000	3,209
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/20	1,230	1,304
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/21	1,095	1,182
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/22	1,595	1,751
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/23	815	906
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/24	980	1,100
1 Lancaster OH Port Authority Gas Supply Revenue PUT	1.984%	8/1/19	11,400	11,417
4 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	1.920%	5/7/18	3,890	3,890
4 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	1.920%	5/7/18	5,220	5,220
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/21 (Prere.)	3,095	3,390
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/22	4,605	5,010
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/23	5,605	6,086
Medina OH School District COP	5.250%	6/1/18 (Prere.)	7,210	7,230
Montgomery County OH Revenue (Miami Valley Hospital)	5.750%	11/15/21	3,800	4,119
4 Montgomery County OH Revenue (Miami Valley Hospital) TOB VRDO	1.900%	5/7/18	3,500	3,500
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/18	1,750	1,774
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/20	1,265	1,352
Ohio Capital Facilities Lease-Appropriation Revenue (Administrative Building Fund Projects)	5.000%	4/1/19	1,395	1,436
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	4.000%	10/1/20	500	523
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/21	465	508
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/21	1,000	1,093
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/21	1,000	1,093
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/22	875	974
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/22	1,000	1,113
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/22 (Prere.)	750	837
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/22	550	612
Ohio Capital Facilities Lease-Appropriation Revenue (Cultural & Sports Facilities Building Fund
Projects)	5.000%	10/1/21	1,360	1,486
Ohio Capital Facilities Lease-Appropriation Revenue (Cultural & Sports Facilities Building Fund
Projects)	5.000%	10/1/22	1,020	1,135
Ohio Capital Facilities Lease-Appropriation Revenue (Cultural & Sports Facilities Building Fund
Projects)	5.000%	10/1/23	1,200	1,358
Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund
Projects)	5.000%	6/1/21	1,000	1,085
Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund
Projects)	5.000%	6/1/22	1,000	1,107
Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund
Projects)	5.000%	6/1/23	1,000	1,126
Ohio Capital Facilities Lease-Appropriation Revenue (Parks & Recreation Improvement Fund
Projects)	5.000%	8/1/23	1,000	1,129
Ohio Common Schools GO	5.000%	9/15/19	3,910	4,080
Ohio Common Schools GO	5.000%	9/15/21 (Prere.)	4,410	4,822
Ohio Common Schools GO	5.000%	9/15/21	5,920	6,471
Ohio Common Schools GO	5.000%	9/15/23	11,315	12,831
Ohio Cultural & Sports Capital Facilities Lease revenue	5.000%	10/1/23	1,525	1,726
Ohio Cultural & Sports Capital Facilities Lease revenue	5.000%	10/1/24	1,550	1,779
Ohio Cultural & Sports Capital Facilities Lease revenue	5.000%	10/1/25	1,090	1,270
Ohio GO	5.000%	9/15/18	5,000	5,060
Ohio GO	5.000%	9/15/18	10,000	10,120
Ohio GO	5.000%	5/1/19	5,000	5,158
Ohio GO	5.000%	5/1/19	6,680	6,894
Ohio GO	5.000%	9/15/19	5,000	5,217
Ohio GO	5.000%	5/1/20	7,000	7,415
Ohio GO	5.000%	9/15/20	26,315	28,132
Ohio GO	5.000%	5/1/21	2,645	2,868
Ohio GO	5.000%	5/1/23	8,550	9,634
Ohio GO	5.000%	11/1/23	7,090	8,061
Ohio GO	5.000%	5/1/24	5,660	6,477
Ohio GO	5.000%	11/1/24	11,300	13,028
Ohio GO	4.000%	2/1/26	7,905	8,409
Ohio Higher Education GO	5.000%	5/1/22	5,800	6,421
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/22	4,540	5,074
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/23	2,525	2,863

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/22	1,220	1,359
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/23	1,385	1,568
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/24	1,255	1,437
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	3.000%	7/1/18	500	501
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	4.000%	7/1/19	310	317
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	4.000%	7/1/20	325	338
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	4.000%	7/1/21	500	527
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	7/1/22	305	337
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	7/1/23	400	449
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	7/1/24	500	569
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	7/1/25	260	298
Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/19	625	642
Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/20	1,350	1,416
Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/22	500	542
Ohio Highway Capital Improvements GO	5.000%	5/1/20	5,000	5,296
Ohio Highway Capital Improvements GO	5.000%	5/1/21	2,500	2,711
Ohio Highway Capital Improvements GO	5.000%	5/1/22	5,000	5,537
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/19	1,595	1,628
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	2.000%	5/1/18	13,250	13,250
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	2.000%	5/7/18	8,375	8,375
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	2.000%	5/7/18	2,750	2,750
Ohio Infrastructure Improvement GO	5.000%	8/1/18	3,450	3,478
Ohio Juvenile Correctional Capital Facilities Revenue	5.000%	4/1/24	1,000	1,140
Ohio Juvenile Correctional Capital Facilities Revenue	5.000%	4/1/25	750	866
Ohio Major New State Infrastructure Project Revenue	4.000%	12/15/18	2,750	2,788
Ohio Major New State Infrastructure Project Revenue	4.000%	12/15/19	2,450	2,530
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/19	2,500	2,621
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/19	6,160	6,458
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/20	2,750	2,954
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/20	3,500	3,760
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/21	4,000	4,389
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/21	2,565	2,814
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/22	5,000	5,586
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/24	10,000	11,510
Ohio Mental Health Facilities Improvement Fund Revenue	5.000%	6/1/24	1,645	1,880
Ohio Mental Health Facilities Improvement Fund Revenue	5.000%	6/1/25	2,790	3,232
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/25	2,080	2,431
Ohio Public Facilities Commission GO	5.000%	2/1/21	1,390	1,498
Ohio Public Facilities Commission GO	5.000%	4/1/21	2,280	2,467
Ohio State University General Receipts Revenue	5.000%	12/1/18 (Prere.)	1,440	1,467
Ohio State University General Receipts Revenue	5.000%	12/1/23	1,100	1,253
Ohio State University General Receipts Revenue	5.000%	12/1/24	1,000	1,154
Ohio State University General Receipts Revenue	5.000%	12/1/25	815	956
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/24	1,500	1,706
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/25	1,500	1,732
4 Ohio Turnpike Commission Turnpike Revenue TOB VRDO	1.850%	5/7/18	7,000	7,000
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.000%	12/1/22	1,520	1,706
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/18	1,105	1,126
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/19	1,925	2,019
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/20	6,610	7,030
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/20	10,205	10,854
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/20	4,020	4,329
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/20	7,500	8,077
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/21	12,260	13,357
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/21	4,050	4,460
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/19	1,695	1,754
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,490	5,757
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/20	2,225	2,366
1 Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	1.970%	12/1/20	31,000	31,006
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/20	1,750	1,885
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/21	1,350	1,471
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/21	1,300	1,432
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/22	3,000	3,336
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/22	2,850	3,199
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/23	6,010	6,796
Penta Career Center Ohio COP	5.000%	4/1/19	2,470	2,539
Penta Career Center Ohio COP	5.000%	4/1/20	1,095	1,156
Penta Career Center Ohio COP	5.250%	4/1/24	2,915	3,205
Princeton OH City School District GO	4.000%	12/1/21	1,200	1,274
Princeton OH City School District GO	5.000%	12/1/22	700	783
Princeton OH City School District GO	5.000%	12/1/23	1,350	1,534

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Princeton OH City School District GO	5.000%	12/1/25	815	933
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.375%	12/1/18 (Prere.)	1,560	1,592
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.750%	12/1/18 (Prere.)	5,750	5,879
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/19	630	645
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/20	1,135	1,192
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/21	650	697
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/22	1,125	1,231
South-Western City OH School District GO	5.000%	12/1/21	1,020	1,120
South-Western City OH School District GO	5.000%	12/1/23	1,000	1,136
Southeastern Ohio Port Authority Hospital Facilities Revenue (Marietta Area Health Care Inc.
Obligated Group)	5.000%	12/1/22	735	775
Toledo OH City School District GO	5.000%	12/1/18	3,055	3,109
Toledo OH City School District GO	5.000%	12/1/19	2,220	2,321
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/18	1,585	1,589
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/19 (ETM)	2,805	2,899
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/22	2,480	2,732
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/23	3,000	3,356
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/19	1,750	1,811
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/20	2,550	2,703
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/21	2,495	2,697
				1,046,618
Oklahoma (0.3%)
Cleveland County OK Educational Facilities Authority Lease Revenue (Norman Public Schools
Project)	5.000%	7/1/18	1,325	1,332
Cleveland County OK Educational Facilities Authority Lease Revenue (Norman Public Schools
Project)	5.000%	7/1/19	2,335	2,416
Comanche County OK Hospital Authority Revenue	5.000%	7/1/19	3,145	3,206
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/23	1,000	1,076
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/24	1,000	1,082
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/21	5,000	5,427
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/22	1,515	1,678
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/23	3,385	3,810
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/21	2,150	2,324
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/22	2,375	2,607
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/23	5,040	5,583
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/21	1,000	1,086
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/18	1,000	1,005
Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated
Group)	5.000%	8/15/18	1,000	1,009
Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated
Group)	5.000%	8/15/19	2,000	2,079
Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated
Group)	5.000%	8/15/20	1,310	1,399
Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated
Group)	5.000%	8/15/21	2,000	2,186
Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated
Group)	5.000%	8/15/22	1,325	1,478
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/23	750	822
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/24	715	789
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/25	700	779
Tulsa County Industrial Authority Capital Improvements Revenue	4.000%	12/1/23	3,565	3,855
Tulsa County Industrial Authority Capital Improvements Revenue	4.000%	12/1/24	3,710	4,022
Tulsa County Industrial Authority Capital Improvements Revenue	4.000%	12/1/25	3,860	4,207
Tulsa County OK Independent School District No. 11 (Owasso) Revenue	5.000%	9/1/21	825	899
Tulsa County OK Independent School District No. 11 (Owasso) Revenue	5.000%	9/1/22	750	831
Tulsa County OK Independent School District No. 11 (Owasso) Revenue	5.000%	9/1/23	500	561
Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/21	1,470	1,605
Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/22	2,070	2,302
Tulsa County OK Industrial Authority Housing Revenue (St. Thomas Square & Worthington
Townhouse Apartment Project) PUT	1.250%	8/1/18	5,750	5,738
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/24	1,000	1,105
				68,298
Oregon (0.3%)
Clackamas County OR Hospital Facilities Authority Revenue (Willamette View Inc.)	3.000%	11/15/22	2,500	2,507
3 Clackamas County OR Hospital Facility Authority Revenue (Mary’s Woods at Marylhurst)	2.600%	11/15/23	3,100	3,094
3 Clackamas County OR Hospital Facility Authority Revenue (Mary’s Woods at Marylhurst)	2.800%	5/15/24	575	574
Clackamas County OR School District No. 7J Lake Oswego GO	5.000%	6/1/23	1,000	1,129
Clackamas County OR School District No. 7J Lake Oswego GO	5.000%	6/1/24	1,000	1,146
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	4.000%	5/1/19	410	418
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	4.000%	5/1/20	500	518
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	4.000%	5/1/21	350	367

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Forest Grove OR Campus Improvement Revenue (Pacific University Project)	5.000%	5/1/22	350	384
	Gilliam County OR Solid Waste Disposal Revenue (Waste Management Inc. Project) PUT	1.500%	10/1/18	3,000	2,991
	Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/21	7,000	7,589
	Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/29	1,500	1,720
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/23	5,735	6,539
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/18	3,500	3,500
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/22	750	830
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/23	675	759
	Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/19	1,015	1,060
	Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/20	1,275	1,368
1	Oregon Facilities Authority Revenue (Providence Health & Services) PUT	2.750%	9/15/18	10,000	10,006
	Oregon Facilities Authority Revenue (Samaritan Health Services Project)	4.875%	10/1/25	1,695	1,796
	Oregon GO	5.000%	8/1/18	3,215	3,241
	Oregon GO	5.000%	8/1/21	1,750	1,912
	Oregon GO	5.000%	8/1/24	3,600	4,144
	Oregon Housing & Community Service Department Single Family Mortgage Revenue	4.000%	7/1/44	2,865	2,971
	Portland Community College District GO	5.000%	6/15/23	650	736
	Portland Community College District GO	5.000%	6/15/24	1,100	1,265
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/18	3,000	3,038
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,250	4,253
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	3,000	3,005
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/22	1,470	1,630
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/23	2,500	2,809
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/24	2,575	2,931
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/25	1,210	1,393
	Washington Yamhill and Multnomah Counties OR Hillsboro School District No. 1J GO	5.000%	6/15/23	425	480
	Washington Yamhill and Multnomah Counties OR Hillsboro School District No. 1J GO	5.000%	6/15/24	645	740
	Washington Yamhill and Multnomah Counties OR Hillsboro School District No. 1J GO	4.000%	6/15/25	500	548
					83,391
Pennsylvania (5.4%)
	Allegheny County PA GO	5.000%	12/1/18	7,000	7,132
	Allegheny County PA GO	5.000%	12/1/19	5,310	5,566
	Allegheny County PA Higher Education Building Authority University Revenue (Robert Morris
	University)	3.000%		600	600
	Allegheny County PA Higher Education Building Authority University Revenue (Robert Morris		10/15/22
	University)	5.000%	10/15/26	500	557
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical
	Center)	5.000%	10/15/18	1,000	1,014
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical
	Center)	1.908%	2/1/21	4,470	4,483
[1,4] Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical
	Center) TOB PUT	1.920%	6/1/18 LOC	10,000	10,000
4	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical
	Center) TOB VRDO	1.610%	5/1/18 LOC	13,900	13,900
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	6/1/18 (4)	3,000	3,008
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/18 (4)	3,685	3,754
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/20	2,510	2,690
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/22	1,875	2,016
3	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/23	1,000	1,062
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/25	2,500	2,680
	Beaver County PA GO	4.000%	4/15/20 (15)	660	682
	Beaver County PA GO	4.000%	4/15/21 (15)	690	722
	Beaver County PA GO	4.000%	4/15/22 (15)	725	766
	Beaver County PA GO	5.000%	4/15/24 (15)	1,090	1,227
	Beaver County PA GO	5.000%	4/15/25 (15)	1,415	1,614
	Beaver County PA Hospital Authority Revenue (Heritage Valley Health System Inc.)	5.000%	5/15/18	1,010	1,011
	Beaver County PA Hospital Authority Revenue (Heritage Valley Health System Inc.)	5.000%	5/15/25	1,370	1,470
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/21	500	544
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/23	1,445	1,612
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/24	1,000	1,125
4	Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project)
	TOB VRDO	1.850%	5/7/18	8,420	8,420
	Bethel Park PA School District GO	5.000%	8/1/22	500	553
	Bethel Park PA School District GO	5.000%	8/1/23	780	877
1	Bethlehem PA Area School District Authority Revenue PUT	1.811%	11/1/21	10,140	10,123
1	Bethlehem PA Area School District Authority Revenue PUT	1.819%	11/1/21	4,895	4,893
	Bethlehem PA GO	5.000%	12/1/23 (4)	260	295
	Bethlehem PA GO	5.000%	12/1/24 (4)	290	333
	Bethlehem PA GO	5.000%	12/1/25 (4)	475	552
	Bethlehem PA Water Authority Revenue	5.000%	11/15/18 (15)	500	509
	Bethlehem PA Water Authority Revenue	5.000%	11/15/19 (15)	1,165	1,220

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Bethlehem PA Water Authority Revenue	5.000% )	11/15/20 (15	1,000	1,068
Bucks County PA GO	5.000%	5/1/20	2,175	2,308
Bucks County PA GO	5.000%	5/1/21	3,060	3,327
Bucks County PA GO	5.000%	5/1/23	1,000	1,130
Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	6/1/21 (15)	4,510	4,878
Bucks County PA Water & Sewer Authority Water System Revenue	4.000%	6/1/22 (15)	605	642
Bucks County PA Water & Sewer Authority Water System Revenue	4.000%	6/1/23 (15)	500	535
Butler County PA Hospital Authority Revenue (Butler Health System Project)	3.000%	7/1/18	300	300
Butler County PA Hospital Authority Revenue (Butler Health System Project)	3.000%	7/1/19	1,460	1,470
Butler County PA Hospital Authority Revenue (Butler Health System Project)	4.000%	7/1/20	525	542
Butler County PA Hospital Authority Revenue (Butler Health System Project)	4.000%	7/1/21	575	600
Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/22	1,150	1,253
Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/23	1,410	1,553
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/23 (15)	1,705	1,910
3 Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/25	1,000	1,144
Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/24	1,000	1,124
Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/25	1,030	1,170
Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc.
Student Housing Project)	5.000%	7/1/20	1,015	1,055
Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc.
Student Housing Project)	5.000%	7/1/21	1,070	1,130
Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc.
Student Housing Project)	5.000%	7/1/22	1,120	1,184
Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc.
Student Housing Project)	5.000%	7/1/23	1,180	1,254
Coatesville PA School District GO	5.000%	8/1/22 (4)	1,140	1,253
Coatesville PA School District GO	5.000%	8/1/23 (4)	1,035	1,155
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/18	670	672
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/19	750	775
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/20	1,125	1,186
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/21	1,000	1,074
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/22	1,760	1,920
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/23	1,375	1,519
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/24	3,000	3,347
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/18	300	302
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/19	240	249
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/19	600	623
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/20	530	563
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/21	700	759
Delaware County PA Authority University Revenue (Villanova University)	5.000%	12/1/21	410	448
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/22	400	442
Delaware County PA Authority University Revenue (Villanova University)	5.000%	12/1/22	400	444
Delaware County PA Authority University Revenue (Villanova University)	5.000%	12/1/23	750	847
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.500%	7/1/19 (14)	1,300	1,353
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/20	385	410
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/21	380	413
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/22	275	305
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/19	1,745	1,781
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/20	7,320	7,673
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/22	1,135	1,238
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/23	2,425	2,689
Harrisburg PA School District GO	5.000%	11/15/24 (4)	2,000	2,256
Harrisburg PA School District GO	5.000%	11/15/25 (4)	5,000	5,710
Hempfield PA School District GO	4.000%	3/15/20 (15)	2,740	2,832
1 Hempfield PA School District GO PUT	1.814%	8/1/19	5,690	5,705
Indiana County PA Industrial Development Authority Student Housing Revenue BAN	1.450%	9/1/20	6,375	6,240
Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	5.000%	11/1/23	510	566
Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	5.000%	11/1/24	500	559
Lancaster County PA Hospital Authority Health System Revenue (University of Pennsylvania Health
System)	5.000%	8/15/22	2,750	3,057
Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/22	915	992
Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/23	700	767
Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/24	1,300	1,428
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/18	1,625	1,657
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/20	2,850	3,050
4 Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)
TOB VRDO	1.900%	5/7/18	7,430	7,430
Luzerne County PA GO	5.000%	12/15/19 (4)	600	626
Luzerne County PA GO	5.000%	12/15/20 (4)	1,000	1,066
Luzerne County PA GO	5.000%	12/15/21 (4)	1,000	1,086
Luzerne County PA GO	5.000%	12/15/22 (4)	750	828

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Luzerne County PA GO	5.000%	12/15/23 (4)	750	835
	Luzerne County PA GO	5.000%	12/15/23 (4)	750	835
	Luzerne County PA GO	5.000%	12/15/24 (4)	1,500	1,678
	Luzerne County PA GO	5.000%	12/15/24 (4)	1,000	1,119
	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/19 (4)	500	520
	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/20 (4)	1,760	1,862
	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/23 (4)	1,000	1,091
	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/24 (4)	1,330	1,458
1	Manheim Township PA School District GO	1.503%	5/1/19	700	700
1	Manheim Township PA School District GO	1.553%	5/1/20	750	751
1	Manheim Township PA School District GO	1.603%	5/3/21	1,000	1,002
1	Manheim Township PA School District GO	1.703%	11/1/21	1,100	1,105
1	Manheim Township PA School District GO PUT	1.753%	11/1/21	2,000	2,010
	McKeesport PA Area School District GO	0.000%	10/1/18 (2)	2,650	2,624
	Monroe County PA Hospital Authority Revenue (Pocono Medical Center)	5.000%	7/1/21	700	753
	Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/19	1,000	1,025
	Montgomery County PA GO	5.000%	4/1/21	1,975	2,139
	Montgomery County PA GO	5.000%	4/1/23	2,395	2,697
	Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington
	Memorial Hospital)	5.000%	6/1/18	1,000	1,002
	Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington
	Memorial Hospital)	5.000%	6/1/19 (ETM)	1,625	1,678
	Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington
	Memorial Hospital)	5.000%	6/1/19	1,675	1,728
	Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington
	Memorial Hospital)	5.000%	6/1/20 (ETM)	2,000	2,120
	Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington
	Memorial Hospital)	5.000%	6/1/20	4,410	4,661
	Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/19	1,535	1,571
	Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/20	1,515	1,584
	Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/21	1,550	1,651
	Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health
	System)	4.000%	10/1/19	500	510
	Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health
	System)	5.000%	10/1/20	1,265	1,337
	Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health
	System)	5.000%	10/1/21	1,320	1,419
	Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health
	System)	5.000%	10/1/22	1,380	1,504
3	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson
	University)	5.000%	9/1/22	825	911
[1,3] Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson
	University)	0.000%	9/1/23	9,250	9,250
3	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson
	University)	5.000%	9/1/23	1,275	1,429
3	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson
	University)	5.000%	9/1/24	1,610	1,824
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert
	Einstein Healthcare Network)	5.000%	1/15/20	1,200	1,243
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert
	Einstein Healthcare Network)	5.000%	1/15/21	2,175	2,286
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert
	Einstein Healthcare Network)	5.000%	1/15/22	4,500	4,785
	Montgomery County PA Industrial Development Authority Pollution Control Revenue (Exelon
	Generation Co., LLC) PUT	2.500%	4/1/20	8,000	7,979
	Montgomery County PA Industrial Development Authority Pollution Control Revenue (Exelon
	Generation Co., LLC) PUT	2.500%	4/1/20	5,000	4,987
	Montgomery County PA Industrial Development Authority Pollution Control Revenue (Exelon
	Generation Co., LLC) PUT	2.550%	6/1/20	18,060	18,009
	Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian
	Homes Inc. Project)	2.000%	12/1/19	735	733
	Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian
	Homes Inc. Project)	3.000%	12/1/21	715	725
	Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian
	Homes Inc. Project)	3.000%	12/1/22	790	800
	Montgomery County PA Industrial Development Authority Revenue (Whitemarsh Continuing Care
	Retirement Community Inc.)	3.000%	1/1/19	295	295
	Montgomery County PA Industrial Development Authority Revenue (Whitemarsh Continuing Care
	Retirement Community Inc.)	3.250%	1/1/20	1,680	1,675
	Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated
	Group)	5.000%	7/1/20	1,055	1,084

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 North Penn PA Water Authority Revenue	1.674%	11/1/19	1,000	999
1 North Penn PA Water Authority Revenue PUT	1.762%	11/1/19	2,500	2,500
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/21	1,510	1,630
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/22	3,885	4,269
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/23	2,185	2,435
1 Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)
PUT	3.150%	8/15/20	8,125	8,169
Northampton County PA Industrial Development Authority Revenue (Morningstar Senior Living,
Inc. Project)	3.750%	7/1/21	1,005	1,020
Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/22	925	998
Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/23	985	1,073
Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/23	1,380	1,503
Pennsbury PA School District GO	5.000%	1/15/21	1,250	1,344
Pennsbury PA School District GO	5.000%	1/15/22	1,000	1,098
Pennsylvania COP	5.000%	7/1/21	350	376
Pennsylvania COP	5.000%	7/1/23	250	277
Pennsylvania COP	5.000%	7/1/24	300	335
Pennsylvania COP	5.000%	7/1/25	500	561
Pennsylvania Economic Development Financing Authority Health System Revenue (Albert Einstein
Healthcare Network)	6.250%	10/15/19 (Prere.)	7,900	8,327
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	2/1/20	1,650	1,706
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/21	2,250	2,417
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/22	2,775	3,041
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/23	5,120	5,784
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/24	7,535	8,606
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue (Waste
Management Inc. Project) PUT	2.125%	5/1/19	3,000	3,000
Pennsylvania GO	5.000%	10/15/18	10,000	10,145
Pennsylvania GO	5.000%	4/1/19	30,390	31,245
Pennsylvania GO	5.000%	5/1/19	5,000	5,152
Pennsylvania GO	5.000%	6/1/19	15,000	15,493
Pennsylvania GO	5.000%	7/1/19	10,000	10,353
Pennsylvania GO	5.000%	7/1/19	9,900	10,249
Pennsylvania GO	5.000%	3/15/20	5,380	5,674
Pennsylvania GO	5.000%	4/1/20	7,450	7,866
Pennsylvania GO	5.000%	6/15/20	21,120	22,356
Pennsylvania GO	5.000%	7/1/20	20,925	22,170
Pennsylvania GO	5.000%	10/15/20	22,345	23,831
Pennsylvania GO	5.000%	6/1/22 (Prere.)	3,000	3,335
Pennsylvania GO	5.000%	8/1/22	7,500	8,238
Pennsylvania GO	4.000%	7/1/23	13,065	13,917
Pennsylvania GO	5.000%	8/15/23	20,000	22,345
Pennsylvania GO	5.000%	9/15/23	4,840	5,413
Pennsylvania GO	5.000%	1/1/24	30,000	33,584
Pennsylvania GO	5.000%	9/15/25 (4)	11,000	12,593
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/18	3,490	3,560
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/19	2,490	2,615
Pennsylvania Higher Educational Facilities Authority Revenue (AICUP Financing Program -
Delaware Valley College Project)	5.000%	11/1/18	1,075	1,082
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/19	5,480	5,667
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/23	6,225	6,968
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/23	1,450	1,623
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/24	4,220	4,782
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/24	1,535	1,739
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/25	4,510	5,171
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/25	1,625	1,863
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/18 (ETM)	640	640
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/18	360	360
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/19 (ETM)	1,190	1,225
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/19	660	678
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/18	700	711
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of
Pennsylvania)	5.000%	10/1/20	2,745	2,943
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of
Pennsylvania)	5.000%	10/1/20	4,605	4,938
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of
Pennsylvania)	5.000%	10/1/21	2,120	2,326
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of
Pennsylvania)	5.000%	10/1/21	3,000	3,291
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of
Pennsylvania)	5.000%	10/1/22	5,000	5,592

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health
System)	5.000%	8/15/19	5,655	5,886
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health
System)	5.000%	5/15/20	8,000	8,463
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health
System)	5.000%	8/15/20	1,925	2,055
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health
System)	5.000%	8/15/21	3,000	3,274
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health
System)	5.000%	8/15/22	750	834
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health
System)	5.000%	8/15/23	3,000	3,388
Pennsylvania Higher Educational Facilities Authority Revenue (York College) PUT	2.250%	4/30/20	2,310	2,282
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	4/1/19	1,305	1,337
Pennsylvania State University Revenue	5.000%	3/1/19 (Prere.)	1,500	1,539
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/19	1,020	1,070
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/22	3,485	3,847
1 Pennsylvania Turnpike Commission Revenue	2.350%	12/1/18	8,750	8,753
1 Pennsylvania Turnpike Commission Revenue	2.430%	12/1/18	10,000	10,004
Pennsylvania Turnpike Commission Revenue	3.000%	12/1/18	2,890	2,912
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	3,240	3,298
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	1,150	1,170
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	5,000	5,167
1 Pennsylvania Turnpike Commission Revenue	2.450%	12/1/19	15,000	15,069
1 Pennsylvania Turnpike Commission Revenue	2.900%	12/1/19	20,500	20,752
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	900	944
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	1,015	1,062
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	1,175	1,229
1 Pennsylvania Turnpike Commission Revenue	2.630%	12/1/20	25,100	25,385
1 Pennsylvania Turnpike Commission Revenue	3.020%	12/1/20	1,430	1,458
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	325	348
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	1,805	1,930
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21	29,715	32,051
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	415	453
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	1,250	1,361
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/22	34,945	38,285
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22	250	277
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23	7,980	8,862
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23	28,505	31,655
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23	440	489
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/23	650	732
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	350	393
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/24	3,470	3,953
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	685	777
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	3,860	4,378
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,155	1,321
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	3,775	4,316
1 Pennsylvania Turnpike Commission Revenue PUT	2.550%	12/1/18	6,575	6,578
Philadelphia PA Airport Revenue	5.000%	7/1/19	290	300
Philadelphia PA Airport Revenue	5.000%	7/1/20	750	797
Philadelphia PA Airport Revenue	5.000%	7/1/21	750	815
Philadelphia PA Airport Revenue	5.000%	7/1/22	1,020	1,128
Philadelphia PA Airport Revenue	5.000%	7/1/23	850	955
Philadelphia PA Airport Revenue	5.000%	7/1/24	630	717
Philadelphia PA Airport Revenue	5.000%	6/15/25	8,505	8,986
Philadelphia PA Authority for Industrial Development Revenue (Benjamin Franklin Parkway Project)	5.000%	2/15/23	2,565	2,838
Philadelphia PA Authority for Industrial Development Revenue (Benjamin Franklin Parkway Project)	5.000%	2/15/24	2,960	3,312
Philadelphia PA Authority for Industrial Development Revenue (Benjamin Franklin Parkway Project)	5.000%	2/15/25	3,165	3,578
Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/22	4,470	4,943
Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/23	5,415	6,062
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/19	1,000	1,029
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/19	1,700	1,750
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/20	750	793
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/20	3,500	3,699
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/21	1,060	1,143
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/21	3,605	3,887
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/22	750	825
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/22	5,680	6,246
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/23	5,705	6,366
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/23	650	725
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (ETM)	2,780	2,796

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA Gas Works Revenue	5.000%	10/1/22	3,050	3,364
Philadelphia PA Gas Works Revenue	5.000%	8/1/23	1,015	1,132
Philadelphia PA Gas Works Revenue	5.000%	8/1/24	875	986
Philadelphia PA Gas Works Revenue	5.000%	8/1/25	875	998
Philadelphia PA Gas Works Revenue	5.000%	8/1/26	1,250	1,438
Philadelphia PA GO	5.000%	7/15/18	2,000	2,013
Philadelphia PA GO	4.000%	8/1/18	2,050	2,061
Philadelphia PA GO	5.000%	7/15/19	1,435	1,488
Philadelphia PA GO	5.000%	8/1/19 (Prere.)	220	228
Philadelphia PA GO	5.000%	8/1/19	5,150	5,344
Philadelphia PA GO	5.000%	8/1/20	3,625	3,847
Philadelphia PA GO	5.000%	8/1/21	3,500	3,791
Philadelphia PA GO	5.000%	8/1/22	4,810	5,283
Philadelphia PA GO	5.000%	8/1/24 (12)	1,780	1,846
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/19	1,000	1,027
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/21	715	758
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/22	1,000	1,074
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/23	2,000	2,167
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/24	7,195	7,843
Philadelphia PA Municipal Authority Revenue	5.000%	11/15/18	2,500	2,541
Philadelphia PA School District GO	5.000%	9/1/18	2,795	2,822
Philadelphia PA School District GO	5.125%	9/1/18 (Prere.)	3,325	3,362
Philadelphia PA School District GO	5.000%	9/1/19	700	726
Philadelphia PA School District GO	5.000%	9/1/19	6,215	6,448
Philadelphia PA School District GO	5.000%	9/1/20	500	531
Philadelphia PA School District GO	5.000%	9/1/20	6,000	6,374
Philadelphia PA School District GO	5.000%	9/1/21	8,000	8,646
Philadelphia PA School District GO	5.000%	9/1/21	2,745	2,967
Philadelphia PA School District GO	5.000%	9/1/21	4,500	4,863
Philadelphia PA School District GO	5.000%	9/1/22	1,000	1,094
Philadelphia PA School District GO	5.000%	9/1/22	4,000	4,377
Philadelphia PA School District GO	5.000%	9/1/22	6,345	6,943
Philadelphia PA School District GO	5.000%	9/1/23	6,450	7,124
Philadelphia PA School District GO	5.000%	9/1/23	6,250	6,903
Philadelphia PA School District GO	5.000%	9/1/24	1,285	1,423
Philadelphia PA School District GO	5.000%	9/1/25	1,000	1,117
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/19 (4)	2,500	2,587
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/20	7,165	7,522
Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/20	500	535
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/21	1,285	1,394
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/21	1,000	1,085
Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/21	320	349
Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/23	350	395
Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/25	1,345	1,560
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/19	1,000	1,036
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/20	2,000	2,123
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/22	520	578
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/23	5,000	5,637
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	4.000%	12/15/21	700	738
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	12/15/23	500	559
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	12/15/24	500	564
Pittsburgh PA GO	5.000%	9/1/18	11,000	11,114
Pittsburgh PA GO	5.000%	9/1/23	350	392
Pittsburgh PA GO	5.000%	9/1/24	500	566
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/19 (4)	2,500	2,603
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/20 (4)	3,385	3,604
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/22 (4)	14,360	15,874
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/23 (4)	15,225	17,089
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/24 (4)	17,180	19,529
1 Pittsburgh PA Water & Sewer Authority Revenue PUT	1.961%	12/1/20 (4)	50,000	49,988
Pocono Mountain PA School District GO	4.000%	9/1/23 (4)	2,650	2,838
Reading PA School District GO	5.000%	4/1/19	6,230	6,397
Reading PA School District GO	5.000%	3/1/24 (4)	665	744
Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000%	11/15/19	700	730
Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000%	11/15/20	900	964
Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000%	11/15/23	500	564

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000% 11/15/24		1,930	2,202
Scranton PA School District GO	5.000%	6/1/22	2,150	2,304
1 Scranton School District PA GO PUT	2.131%	4/1/21	2,875	2,878
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/21	675	727
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/22	310	340
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/23	850	949
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/24	700	793
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/25	750	861
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	5/15/20 (Prere.)	5,000	5,305
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	11/15/20	1,500	1,609
3 State Public School Building Authority Pennsylvania College Revenue (Community College of
Philadelphia Project)	4.000%	6/15/20 (15)	1,940	2,015
3 State Public School Building Authority Pennsylvania College Revenue (Community College of
Philadelphia Project)	5.000%	6/15/21 (15)	1,345	1,455
3 State Public School Building Authority Pennsylvania College Revenue (Community College of
Philadelphia Project)	5.000%	6/15/22 (15)	1,160	1,278
3 State Public School Building Authority Pennsylvania College Revenue (Community College of
Philadelphia Project)	5.000%	6/15/23 (15)	2,580	2,883
State Public School Building Authority Pennsylvania College Revenue (Delaware County
Community College Project)	5.000%	10/1/19 (15)	1,725	1,798
State Public School Building Authority Pennsylvania College Revenue (Delaware County
Community College Project)	5.000%	10/1/20 (15)	1,035	1,104
State Public School Building Authority Pennsylvania College Revenue (Delaware County
Community College Project)	5.000%	10/1/21 (15)	2,670	2,909
State Public School Building Authority Pennsylvania College Revenue (Montgomery County
Community College)	5.000%	5/1/20	2,995	3,163
State Public School Building Authority Pennsylvania College Revenue (Montgomery County
Community College)	5.000%	5/1/21	1,040	1,121
State Public School Building Authority Pennsylvania College Revenue (Montgomery County
Community College)	5.000%	5/1/22	1,010	1,108
4 Tower Health Obligated Group TOB VRDO	1.870%	5/7/18	4,435	4,435
University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/22 (15)	545	605
University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/23 (15)	1,110	1,250
University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/24 (15)	720	821
University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/25 (15)	1,000	1,156
University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/26 (15)	1,000	1,151
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	3/15/19 (Prere.)	1,030	1,063
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/25	1,000	1,049
4 Westmoreland County PA Municipal Authority Revenue TOB VRDO	1.860%	5/7/18 LOC	5,770	5,770
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20	2,465	2,620
York County PA School of Technology Authority Lease Revenue	5.000%	2/15/23 (15)	1,265	1,406
York County PA School of Technology Authority Lease Revenue	5.000%	2/15/24 (15)	1,000	1,126
York County PA School of Technology Authority Lease Revenue	5.000%	2/15/25 (15)	500	570
				1,359,525
Puerto Rico (0.3%)
Puerto Rico Aqueduct & Sewer Authority Revenue	5.000%	7/1/25 (12)	50	50
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/18 (14)	175	176
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/18 (14)	1,250	1,252
Puerto Rico Electric Power Authority Power Revenue	5.500%	7/1/18 (14)	50	50
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/19 (14)	125	128
Puerto Rico Electric Power Authority Power Revenue	5.250%	7/1/19 (14)	2,185	2,234
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/20 (14)	4,340	4,452
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/22 (14)	270	270
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/22 (14)	640	640
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/22 (14)	3,560	3,561
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/23 (4)	110	110
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/23 (4)	145	150
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/24 (4)	300	301
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	290	290
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	820	821
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,200	5,352
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	1,765	1,821
Puerto Rico GO	0.000%	7/1/18 (14)	1,080	1,074
Puerto Rico GO	4.750%	7/1/18 (12)	40	40
Puerto Rico GO	5.500%	7/1/18 (14)	2,730	2,741
Puerto Rico GO	0.000%	7/1/19 (14)	1,815	1,731
Puerto Rico GO	3.875%	7/1/19 (4)	100	100
Puerto Rico GO	5.500%	7/1/19 (14)	225	231
Puerto Rico GO	5.500%	7/1/19 (14)	4,035	4,138
Puerto Rico GO	5.500%	7/1/20 (14)	22,645	23,460

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Puerto Rico GO	5.500%	7/1/20 (14)	4,065	4,211
Puerto Rico GO	5.500%	7/1/20 (12)(3)	50	53
Puerto Rico GO	5.250%	7/1/21 (14)	125	125
Puerto Rico GO	5.500%	7/1/21 (14)	975	1,011
Puerto Rico GO	4.000%	7/1/22 (4)	65	66
Puerto Rico GO	5.500%	7/1/22 (12)	20	22
Puerto Rico GO	5.250%	7/1/24 (4)	395	418
Puerto Rico GO	5.375%	7/1/25 (4)	125	133
Puerto Rico Highway & Transportation Authority Revenue	5.500%	7/1/19 (4)	200	207
Puerto Rico Highway & Transportation Authority Revenue	5.500%	7/1/19 (14)	200	205
Puerto Rico Highway & Transportation Authority Revenue	5.500%	7/1/20 (4)	25	26
Puerto Rico Highway & Transportation Authority Revenue	5.500%	7/1/20 (14)	190	197
Puerto Rico Highway & Transportation Authority Revenue	5.500%	7/1/23 (4)	225	244
Puerto Rico Highway & Transportation Authority Transportation Revenue	5.000%	7/1/23 (12)	15	15
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/22 (12)	10	11
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.250%	7/1/19 (14)	40	41
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.250%	7/1/21 (12)	40	42
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.500%	7/1/21 (14)	155	155
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.250%	7/1/23 (12)	25	27
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.250%	7/1/27 (12)	100	102
				62,484
Rhode Island (0.4%)
Rhode Island Commerce Corp. Grant Anticipation Revenue	5.000%	6/15/23	5,405	6,053
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/19	700	716
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/20	1,165	1,227
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/21	1,355	1,454
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.000%	6/15/24	2,755	3,127
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University
of Rhode Island)	4.000%	9/15/21	200	211
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University
of Rhode Island)	5.000%	9/15/21	400	436
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University
of Rhode Island)	5.000%	9/15/21	405	441
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University
of Rhode Island)	5.000%	9/15/22	510	566
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University
of Rhode Island)	5.000%	9/15/22	450	499
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University
of Rhode Island)	5.000%	9/15/22	200	222
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University
of Rhode Island)	5.000%	9/15/23	450	507
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University
of Rhode Island)	5.000%	9/15/23	640	720
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University
of Rhode Island)	5.000%	9/15/23	300	337
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University
of Rhode Island)	5.000%	9/15/24	350	399
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University
of Rhode Island)	5.000%	9/15/24	670	762
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University
of Rhode Island)	5.000%	9/15/24	1,030	1,175
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University
of Rhode Island)	5.000%	9/15/25	225	259
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University
of Rhode Island)	5.000%	9/15/25	400	460
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England
Health System Obligated Group)	5.000%	9/1/18 (ETM)	1,325	1,339
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England
Health System Obligated Group)	5.000%	9/1/19 (ETM)	1,650	1,716
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England
Health System Obligated Group)	5.000%	9/1/20 (ETM)	1,455	1,552
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England
Health System Obligated Group)	5.000%	9/1/21	5,625	5,908
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England
Health System Obligated Group)	5.000%	9/1/21 (ETM)	1,650	1,800
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England
Health System Obligated Group)	5.000%	9/1/22	2,500	2,649
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England
Health System Obligated Group)	5.000%	9/1/23	2,700	2,879
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan Obligated
Group)	5.000%	5/15/19	1,500	1,541

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan Obligated
Group)	5.000%	5/15/21	2,330	2,492
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan Obligated
Group)	5.000%	5/15/22	2,510	2,726
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan Obligated
Group)	5.000%	5/15/23	2,220	2,439
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence
Public Buildings Authority)	5.000%	5/15/19	1,255	1,288
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence
Public Buildings Authority)	5.000%	5/15/20	2,760	2,911
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence
Public Buildings Authority)	4.000%	5/15/21 (4)	10,470	10,976
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence
Public Buildings Authority)	5.000%	5/15/21	2,000	2,150
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence
Public Buildings Authority)	4.000%	5/15/22 (4)	11,705	12,380
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/19	10,580	10,920
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/20	3,500	3,703
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/21	2,755	2,974
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/22	2,615	2,869
				96,783
South Carolina (1.1%)
Berkeley County SC School District Revenue	5.000%	12/1/18	1,000	1,019
Berkeley County SC School District Revenue	5.000%	12/1/20	1,000	1,073
Charleston County SC GO	5.000%	11/1/18	7,085	7,201
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District,
South Carolina Project)	5.000%	12/1/19	2,000	2,094
Darlington County SC School District GO	5.000%	3/1/24	3,605	4,099
Darlington County SC School District GO	5.000%	3/1/25	3,825	4,414
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/20	600	639
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/21	1,000	1,083
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/22	1,000	1,098
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/18	1,345	1,366
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/19	500	521
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/20	550	584
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/22	550	602
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/23	750	833
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/24	650	729
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/20	500	529
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/21	1,000	1,079
Myrtle Beach SC Tax Increase Revenue (Myrtle Beach Air Force Base Redevelopment Project)	5.000%	10/1/21	1,245	1,346
Myrtle Beach SC Tax Increase Revenue (Myrtle Beach Air Force Base Redevelopment Project)	5.000%	10/1/22	1,240	1,363
Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/22	1,290	1,434
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/22	7,310	7,784
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	7,940	8,946
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	1,490	1,698
Richland County SC School District No. 2 GO	5.000%	2/1/22	19,280	21,270
Rock Hill SC Utility System Revenue	5.000%	1/1/22	780	850
Rock Hill SC Utility System Revenue	5.000%	1/1/23	1,110	1,233
Rock Hill SC Utility System Revenue	5.000%	1/1/24	1,000	1,128
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/19	1,270	1,330
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/20	3,260	3,494
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/21	2,775	3,031
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/22	3,795	4,212
South Carolina Educational Facilities Authority Revenue (Furman University) VRDO	1.570%	5/1/18	13,870	13,870
South Carolina Housing Finance & Development Authority Mortgage Revenue	4.000%	7/1/47	5,455	5,731
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/23	1,860	2,067
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/24	1,825	2,054
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/18 (ETM)	500	504
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/19 (ETM)	1,000	1,038
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/20 (ETM)	2,710	2,885
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/21 (ETM)	1,000	1,086
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	4.000%	8/1/22 (ETM)	1,500	1,606
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/23 (ETM)	1,500	1,694
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	11/1/18	1,500	1,523
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	11/1/19	1,000	1,044
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	11/1/20	1,765	1,887

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina Public Service Authority Revenue	5.000%	12/1/19	5,280	5,518
South Carolina Public Service Authority Revenue	5.000%	12/1/19	1,250	1,306
South Carolina Public Service Authority Revenue	5.000%	12/1/20	4,025	4,297
South Carolina Public Service Authority Revenue	5.000%	12/1/20	39,545	42,215
South Carolina Public Service Authority Revenue	5.000%	1/1/21	1,255	1,323
South Carolina Public Service Authority Revenue	5.000%	12/1/21	2,040	2,214
South Carolina Public Service Authority Revenue	5.000%	12/1/21	2,590	2,810
South Carolina Public Service Authority Revenue	5.000%	12/1/21	650	705
South Carolina Public Service Authority Revenue	5.000%	12/1/22	10,000	10,980
South Carolina Public Service Authority Revenue	5.000%	12/1/22	1,200	1,305
South Carolina Public Service Authority Revenue	5.000%	12/1/22	1,715	1,883
South Carolina Public Service Authority Revenue	5.000%	12/1/22	1,120	1,230
South Carolina Public Service Authority Revenue	5.000%	12/1/22	580	637
South Carolina Public Service Authority Revenue	5.000%	12/1/23	3,375	3,743
South Carolina Public Service Authority Revenue	5.000%	12/1/23	520	577
South Carolina Public Service Authority Revenue	5.000%	12/1/24	245	274
South Carolina Public Service Authority Revenue	5.000%	12/1/24	4,875	5,444
South Carolina Public Service Authority Revenue	5.000%	12/1/25	1,085	1,167
South Carolina Public Service Authority Revenue	5.000%	12/1/25	1,750	1,945
South Carolina Public Service Authority Revenue	5.000%	12/1/25	8,305	9,295
South Carolina Public Service Authority Revenue	5.000%	12/1/25	2,000	2,157
4 South Carolina Public Service Authority Revenue TOB VRDO	1.950%	5/7/18	4,805	4,805
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/19	25,805	26,886
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/20	4,220	4,510
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/23	7,025	7,913
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/23	4,885	5,502
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/23	1,000	1,122
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/24	750	854
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/25	750	866
				278,554
South Dakota (0.1%)
South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue	4.000%	4/1/20	350	363
South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue	5.000%	4/1/21	800	861
South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue	5.000%	4/1/22	375	411
South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue	5.000%	4/1/23	750	834
South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue	5.000%	4/1/24	1,100	1,239
South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue	5.000%	4/1/25	1,000	1,140
South Dakota Building Authority Revenue	5.000%	6/1/20	500	531
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated
Group)	5.000%	9/1/22	1,250	1,386
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated
Group)	5.000%	9/1/23	750	843
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated
Group)	5.000%	9/1/24	1,000	1,134
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated
Group)	5.000%	9/1/25	500	573
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/20	665	696
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/20	645	690
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/21	500	529
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/21	550	601
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/22	535	594
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/22	385	428
South Dakota Housing Development Authority Homeownership Mortgage Revenue	4.000%	11/1/47	10,250	10,762
				23,615
Tennessee (1.7%)
Chattanooga TN Electric System Revenue	5.000%	9/1/20	3,820	4,089
Chattanooga TN Electric System Revenue	5.000%	9/1/21	2,500	2,739
Chattanooga TN Electric System Revenue	5.000%	9/1/22	2,000	2,234
Clarksville TN Natural Gas Acquisition Corp. Revenue	5.000%	12/15/19	1,495	1,560
Clarksville TN Natural Gas Acquisition Corp. Revenue	5.000%	12/15/20	700	747
Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	1.620%	5/1/18 LOC	8,070	8,070
Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	1.620%	5/1/18 LOC	12,540	12,540
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.000%	4/1/22	3,545	3,896
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/20	2,500	2,614
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/21	1,145	1,229
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/22	960	1,040
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/23	1,000	1,096

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/23	1,370	1,510
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/24	1,010	1,117
Memphis TN Electric System Revenue	5.000%	12/1/24	760	875
Memphis TN Gas System Revenue	5.000%	12/1/24	665	763
3 Memphis TN GO	5.000%	6/1/23	6,585	7,426
Memphis TN Water System Revenue	4.000%	12/1/23	1,000	1,088
Memphis TN Water System Revenue	4.000%	12/1/24	860	943
Memphis-Shelby County TN Airport Authority Revenue	5.000%	7/1/22	5,280	5,704
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/19	25,130	26,060
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	3,945	4,369
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	18,905	21,367
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	46,420	52,319
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	14,485	16,281
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/18	5,000	5,026
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/19	6,070	6,285
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	1,000	1,064
Murfreesboro TN GO	5.000%	6/1/20	3,950	4,199
Shelby County TN GO	5.000%	3/1/19	10,275	10,552
Shelby County TN GO	5.000%	4/1/23	1,000	1,127
Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur
Healthcare)	5.000%	5/1/21	1,350	1,459
Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur
Healthcare)	5.000%	5/1/23	1,210	1,354
Sullivan County TN GO	5.000%	5/1/21	2,705	2,933
Sullivan County TN GO	5.000%	5/1/22	2,745	3,039
Sullivan County TN GO	5.000%	5/1/23	2,985	3,360
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/19	13,075	13,358
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/19	2,670	2,778
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/20	2,810	2,943
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/20	19,005	20,265
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/21	8,520	9,098
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21	13,295	14,465
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22	2,115	2,294
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	1,520	1,679
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23	5,725	6,289
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23	2,790	3,125
Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	5/1/23	92,750	98,440
Tennessee GO	5.000%	8/1/18	5,185	5,228
Tennessee GO	5.000%	10/1/18	3,730	3,782
Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	7/1/39	1,990	2,061
Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	1/1/42	4,820	5,063
Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	1/1/45	3,190	3,316
Washington County TN GO	4.000%	6/1/21	2,030	2,147
Washington County TN GO	4.000%	6/1/23	2,000	2,162
				420,567
Texas (11.7%)
Alamo TX Community College District GO	5.000%	8/15/23	5,420	6,124
Alamo TX Community College District GO	5.000%	8/15/24	12,260	14,040
Alamo TX Community College District GO	5.000%	8/15/25	7,870	9,150
Alvin TX Independent School District GO	5.000%	2/15/22	1,780	1,961
Alvin TX Independent School District GO PUT	1.400%	8/15/20	12,500	12,300
Arlington TX GO	4.000%	8/15/23	2,925	3,153
Arlington TX GO	5.000%	8/15/24	2,925	3,342
Arlington TX GO	5.000%	8/15/25	2,925	3,394
Arlington TX GO	5.000%	8/15/26	2,920	3,432
Arlington TX Independent School District GO	5.000%	2/15/24	2,615	2,977
Arlington TX Independent School District GO	5.000%	2/15/25	2,275	2,628
Arlington TX Special Tax Revenue	3.000%	2/15/20	600	611
Arlington TX Special Tax Revenue	3.000%	2/15/21	750	766
Arlington TX Special Tax Revenue	4.000%	2/15/22	750	794
Arlington TX Special Tax Revenue	4.000%	2/15/23	735	784
Arlington TX Special Tax Revenue	5.000%	2/15/24	1,400	1,578
Arlington TX Special Tax Revenue	5.000%	2/15/25 (4)	1,060	1,219
Arlington TX Special Tax Revenue	5.000%	2/15/26 (4)	1,075	1,226
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/22	500	547
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/22	400	437
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/23	755	838
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/23	750	832
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/24	690	774

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/24	750	841
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/20	1,000	1,061
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/21	1,000	1,084
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/22	1,000	1,104
Austin TX Electric Utility System Revenue	5.000%	11/15/18	500	509
Austin TX Electric Utility System Revenue	5.000%	11/15/19	500	523
Austin TX Electric Utility System Revenue	5.000%	11/15/20	1,010	1,084
Austin TX GO	5.000%	9/1/22	11,720	13,073
Austin TX Independent School District GO	5.000%	8/1/23	1,250	1,411
Austin TX Independent School District GO	5.000%	8/1/24	1,250	1,430
Austin TX Independent School District GO	5.000%	8/1/25	1,750	2,033
Austin TX Independent School District GO	5.000%	8/1/26	3,030	3,564
Austin TX Water & Wastewater System Revenue	5.000%	11/15/19	1,000	1,047
Austin TX Water & Wastewater System Revenue	5.000%	11/15/20	2,420	2,597
Beaumont TX Independent School District GO	5.000%	2/15/23	3,945	4,421
Beaumont TX Independent School District GO	5.000%	2/15/24	4,150	4,722
Beaumont TX Independent School District GO	5.000%	2/15/25	4,360	5,033
Bedford TX GO	5.000%	2/1/22	2,515	2,767
Bedford TX GO	5.000%	2/1/23	2,635	2,946
Bedford TX GO	5.000%	2/1/24	2,775	3,146
Bedford TX GO	5.000%	2/1/25	2,920	3,355
Bexar County TX GO	5.000%	6/15/21	5,155	5,601
Bexar County TX GO	5.000%	6/15/21	2,930	3,186
Bexar County TX GO	5.000%	6/15/22	6,000	6,651
Bexar County TX GO	5.000%	6/15/22	2,775	3,079
Bexar County TX GO	5.000%	6/15/23	9,220	10,392
Bexar County TX GO	5.000%	6/15/23	4,055	4,572
Bexar County TX Hospital District GO	5.000%	2/15/21	1,875	2,021
Bexar County TX Hospital District GO	5.000%	2/15/22	1,525	1,676
Bexar County TX Hospital District GO	5.000%	2/15/23	1,465	1,638
Bexar County TX Hospital District GO	5.000%	2/15/24	2,000	2,269
Brazosport TX Independent School District GO	5.000%	2/15/25	1,955	2,254
Brownsville TX Independent School District GO	5.000%	2/15/22	2,770	3,056
Brownsville TX Utility System Revenue	5.000%	9/1/20	1,250	1,331
Brownsville TX Utility System Revenue	5.000%	9/1/21	1,000	1,085
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/19	530	541
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/20	610	639
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/20	625	654
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20	1,000	1,059
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/21	2,295	2,457
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/22	225	245
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/22	2,570	2,801
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/23	1,170	1,288
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/23	4,500	4,975
Central Texas Regional Mobility Authority Revenue PUT	5.000%	1/7/21	5,500	5,813
Clear Creek TX Independent School District GO PUT	1.450%	8/14/20	8,500	8,374
Colorado River TX Municipal Water District Revenue	5.000%	1/1/22	1,000	1,097
Colorado River TX Municipal Water District Revenue	5.000%	1/1/23	1,395	1,557
Colorado River TX Municipal Water District Revenue	5.000%	1/1/24	1,550	1,756
Colorado River TX Municipal Water District Revenue	5.000%	1/1/25	1,000	1,149
Conroe TX Independent School District GO	5.000%	2/15/21	3,380	3,651
Conroe TX Independent School District GO	5.000%	2/15/22	3,125	3,449
Conroe TX Independent School District GO	5.000%	2/15/23	4,240	4,764
4 Conroe TX Independent School District GO TOB VRDO	1.700%	5/1/18	13,000	13,000
Coppell TX Independent School District GO	5.000%	8/15/22	1,000	1,112
Corpus Christi TX GO	5.000%	3/1/22	4,000	4,405
Corpus Christi TX Independent School District GO PUT	2.000%	8/15/19	2,750	2,751
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/22	9,890	10,890
Cypress-Fairbanks TX Independent School District GO PUT	0.900%	8/15/18	7,590	7,569
Cypress-Fairbanks TX Independent School District GO PUT	2.000%	8/15/18	5,000	5,002
Cypress-Fairbanks TX Independent School District GO PUT	2.500%	8/15/19	17,000	17,116
Cypress-Fairbanks TX Independent School District GO PUT	1.400%	8/17/20	5,000	4,911
Cypress-Fairbanks TX Independent School District GO PUT	1.400%	8/17/20	5,375	5,279
Cypress-Fairbanks TX Independent School District GO PUT	3.000%	8/17/20	4,850	4,936
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/21	7,230	7,770
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/22	5,365	5,881
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/23	1,000	1,114
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/21	3,250	3,567
Dallas TX GO	5.000%	2/15/23 (15)	3,400	3,779
Dallas TX GO	5.000%	2/15/23 (15)	10,875	12,089
Dallas TX Independent School District GO	5.000%	8/15/23	7,275	8,228

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dallas TX Independent School District GO	5.000%	2/15/26	1,025	1,181
Dallas TX Independent School District GO PUT	1.500%	8/15/18	5,000	4,995
Dallas TX Independent School District GO PUT	5.000%	2/15/20	2,500	2,628
Dallas TX Independent School District GO PUT	5.000%	2/15/22 (Prere.)	310	342
Dallas TX Independent School District GO PUT	5.000%	2/15/22	19,690	21,591
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/18	500	508
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/19	2,500	2,614
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/19	2,500	2,614
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/19	1,000	1,046
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20	2,500	2,675
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20	1,000	1,070
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/21	4,045	4,420
Deer Park Independent School District GO PUT	3.000%	10/1/19	8,580	8,704
Denton County TX GO	5.000%	7/15/22	2,000	2,220
Denton County TX GO	5.000%	7/15/23	2,090	2,360
Denton TX GO	5.000%	2/15/22	2,000	2,105
Denton TX Independent School District GO	0.000%	8/15/20	1,195	1,133
Denton TX Independent School District GO	0.000%	8/15/22	5,000	4,466
Denton TX Independent School District GO PUT	2.000%	8/1/18 (Prere.)	800	800
Denton TX Independent School District PUT	2.000%	8/1/18 (Prere.)	1,610	1,611
Denton TX Independent School District PUT	2.000%	8/1/18	715	715
Dickinson TX Independent School District GO PUT	1.350%	8/1/19	2,750	2,729
Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/19	9,000	9,004
El Paso TX GO	5.000%	8/15/21	5,615	6,109
El Paso TX GO	5.000%	8/15/21	1,935	2,105
El Paso TX GO	5.000%	8/15/22	2,795	3,094
El Paso TX Municipal Drainage Utility System Revenue	5.000%	3/1/23	1,505	1,690
El Paso TX Municipal Drainage Utility System Revenue	5.000%	3/1/24	1,690	1,925
El Paso TX Municipal Drainage Utility System Revenue	5.000%	3/1/25	1,985	2,289
El Paso TX Water & Sewer Revenue	4.000%	3/1/20	1,000	1,037
El Paso TX Water & Sewer Revenue	4.000%	3/1/21	1,750	1,843
El Paso TX Water & Sewer Revenue	5.000%	3/1/21	1,010	1,092
El Paso TX Water & Sewer Revenue	5.000%	3/1/22	1,000	1,104
El Paso TX Water & Sewer Revenue	5.000%	3/1/25	3,075	3,547
Fort Bend County TX GO	5.000%	3/1/20	1,000	1,055
Fort Bend County TX GO	5.000%	3/1/20	5,530	5,834
Fort Bend County TX GO	5.000%	3/1/21	2,000	2,161
Fort Bend County TX GO	5.000%	3/1/22	2,500	2,756
Fort Bend County TX GO	5.000%	3/1/23	1,265	1,418
Fort Bend County TX GO	5.000%	3/1/24	2,270	2,584
Fort Bend County TX GO	5.000%	3/1/25	2,775	3,206
Fort Bend County TX Toll Road Revenue	5.000%	3/1/22	200	219
Fort Bend County TX Toll Road Revenue	5.000%	3/1/23	200	222
Fort Bend TX Independent School District GO	5.000%	2/15/21	4,855	5,235
Fort Bend TX Independent School District GO	5.000%	2/15/22	4,270	4,702
Fort Bend TX Independent School District GO	5.000%	8/15/22	1,695	1,884
Fort Bend TX Independent School District GO	5.000%	2/15/23	3,010	3,372
Fort Bend TX Independent School District GO	5.000%	2/15/24	2,735	3,111
Fort Bend TX Independent School District GO	5.000%	2/15/25	2,500	2,884
Fort Bend TX Independent School District GO PUT	1.350%	8/1/19	4,000	3,970
Fort Bend TX Independent School District GO PUT	1.350%	8/1/20	2,750	2,697
Fort Bend TX Independent School District GO PUT	1.500%	8/1/21	5,500	5,355
Fort Worth TX GO	5.000%	3/1/19	3,500	3,593
Fort Worth TX GO	5.000%	3/1/20	10,075	10,632
Fort Worth TX GO	5.000%	3/1/21	10,060	10,860
3 Fort Worth TX Independent School District GO	5.000%	2/15/22	1,135	1,252
3 Fort Worth TX Independent School District GO	5.000%	2/15/23	850	955
3 Fort Worth TX Independent School District GO	5.000%	2/15/24	1,370	1,563
3 Fort Worth TX Independent School District GO	5.000%	2/15/25	1,820	2,107
3 Fort Worth TX Independent School District GO	5.000%	2/15/26	1,500	1,764
Frisco TX GO	5.000%	2/15/20	4,110	4,331
Frisco TX GO	5.000%	2/15/21	8,890	9,586
Frisco TX GO	5.000%	2/15/21	4,295	4,631
Frisco TX GO	5.000%	2/15/22	7,730	8,512
Frisco TX GO	5.000%	2/15/23	4,115	4,606
Frisco TX GO	5.000%	2/15/24	10,000	11,193
Frisco TX Independent School District GO	5.000%	8/15/23	2,000	2,259
Frisco TX Independent School District GO	5.000%	8/15/24	1,535	1,703
Frisco TX Independent School District GO	5.000%	8/15/24	2,850	3,262
Frisco TX Independent School District GO	5.000%	8/15/25	1,900	2,208
3 Galena Park TX Independent School District GO	5.000%	8/15/24	1,000	1,148

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
3 Galena Park TX Independent School District GO	5.000%	8/15/25	1,525	1,779
Galveston County TX GO	4.000%	2/1/21	1,000	1,050
Galveston County TX GO	4.000%	2/1/22	1,110	1,181
Galveston County TX GO	4.000%	2/1/23	785	843
Galveston County TX GO	4.000%	2/1/24	1,000	1,081
Galveston County TX GO	4.000%	2/1/25	1,000	1,089
Georgetown TX Independent School District GO PUT	2.000%	8/1/20	12,000	12,231
Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/24	1,630	1,853
Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/25	1,325	1,528
Goose Creek TX Consolidated Independent School District GO PUT	1.180%	8/15/19	5,000	4,951
Grand Prairie TX Independent School District GO	5.000%	2/15/21	1,500	1,619
Grand Prairie TX Independent School District GO	5.000%	2/15/22	1,000	1,102
Grand Prairie TX Independent School District GO	5.000%	2/15/23	675	756
Grapevine-Colleyville TX Independent School District GO PUT	2.000%	8/1/20	3,750	3,740
Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann
Healthcare System) VRDO	1.680%	5/7/18	30,300	30,300
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	2.350%	6/1/18	1,750	1,750
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	2.450%	6/1/19	2,250	2,254
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	2.500%	6/1/20	2,000	2,007
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann
Healthcare System) PUT	2.330%	12/1/19	9,000	9,003
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Baylor College of Medicine)	5.000%	11/15/19	1,265	1,322
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Baylor College of Medicine)	5.000%	11/15/20	2,500	2,674
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Baylor College of Medicine)	5.000%	11/15/21	1,600	1,744
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Baylor College of Medicine)	5.000%	11/15/22	1,810	2,004
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/19	2,350	2,448
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/21	4,000	4,364
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/22	2,540	2,821
1 Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)
PUT	2.142%	6/1/20	32,500	32,670
Harris County TX Cultural Education Facilities Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/18	425	426
Harris County TX Cultural Education Facilities Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/19	1,410	1,451
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/21	760	831
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/22	600	668
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/23	760	859
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/24	1,025	1,173
Harris County TX Flood Control District GO	5.250%	10/1/18	2,000	2,029
Harris County TX Flood Control District Revenue	5.000%	10/1/24	3,295	3,793
Harris County TX Flood Control District Revenue	5.000%	10/1/25	2,555	2,985
Harris County TX GO	5.000%	10/1/18	2,675	2,711
Harris County TX GO	5.000%	10/1/18	4,805	4,869
Harris County TX GO	5.000%	10/1/22	1,100	1,226
Harris County TX GO	5.000%	10/1/22	10,025	11,173
Harris County TX GO	5.000%	10/1/23	3,950	4,418
Harris County TX GO	5.000%	10/1/23	10,000	11,185
Harris County TX GO	5.000%	10/1/23	4,455	5,047
Harris County TX GO	5.000%	10/1/24	4,080	4,686
Harris County TX GO	5.000%	10/1/24	3,315	3,807
Harris County TX GO	5.000%	10/1/24	9,000	10,058
Harris County TX GO	5.000%	10/1/25	1,750	2,039
Harris County TX GO	5.000%	10/1/25	1,140	1,328
Harris County TX GO	5.000%	10/1/26	1,000	1,167
Harris County TX Health Facilities Development Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	5.000%	12/1/18	1,000	1,017
Harris County TX Health Facilities Development Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	5.000%	12/1/19	400	418
Harris County TX Hospital District Revenue	5.000%	2/15/22	1,235	1,353
Harris County TX Hospital District Revenue	5.000%	2/15/23	2,000	2,224
Harris County TX Hospital District Revenue	5.000%	2/15/24	2,250	2,533
Harris County TX Metropolitan Transit Authority Sales & Use Tax Revenue	5.000%	11/1/19 (ETM)	545	569
Harris County TX Metropolitan Transit Authority Sales & Use Tax Revenue	5.000%	11/1/19	1,455	1,522
Harris County TX Metropolitan Transit Authority Sales & Use Tax Revenue	5.000%	11/1/24	1,785	2,051
Harris County TX Sports Authority Revenue	5.000%	11/15/20	3,300	3,520
Harris County TX Sports Authority Revenue	5.000%	11/15/20	575	611
Harris County TX Sports Authority Revenue	5.000%	11/15/21	8,115	8,812
Harris County TX Sports Authority Revenue	5.000%	11/15/26 (4)	11,155	12,611

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Harris County TX Toll Road Revenue	2.530%	8/15/18	4,000	4,007
1 Harris County TX Toll Road Revenue PUT	2.450%	8/15/18	34,250	34,265
Hays County TX GO	5.000%	2/15/20	200	211
Hays County TX GO	5.000%	2/15/21	850	917
Hays County TX GO	5.000%	2/15/21	285	307
Hays County TX GO	5.000%	2/15/23	1,120	1,253
Hays County TX GO	5.000%	2/15/23	840	940
Hays County TX GO	5.000%	2/15/24	1,025	1,164
Hays County TX GO	5.000%	2/15/25	1,205	1,385
Houston TX Airport System Revenue	5.000%	7/1/18	1,720	1,729
Houston TX Airport System Revenue	5.000%	7/1/18 (14)	6,070	6,087
Houston TX Airport System Revenue	5.000%	7/1/25	3,500	4,051
Houston TX Community College System GO	5.000%	2/15/19	870	892
Houston TX Community College System GO	5.000%	2/15/19	2,860	2,933
Houston TX Community College System Revenue	5.000%	4/15/20	1,000	1,060
Houston TX Community College System Revenue	5.000%	4/15/22	1,900	2,090
Houston TX Community College System Revenue	5.000%	4/15/23	2,000	2,232
Houston TX Community College System Revenue	5.000%	4/15/24	2,880	3,261
Houston TX GO	5.000%	3/1/19	5,000	5,130
Houston TX GO	5.000%	3/1/19	12,195	12,511
Houston TX GO	5.000%	3/1/19	1,135	1,164
Houston TX GO	5.000%	3/1/19 (Prere.)	4,460	4,574
Houston TX GO	5.000%	3/1/20	2,500	2,635
Houston TX GO	5.000%	3/1/21	2,500	2,693
Houston TX GO	5.000%	3/1/22	20,000	21,961
Houston TX GO	5.000%	3/1/22	3,000	3,294
Houston TX GO	5.000%	3/1/23	12,605	14,073
Houston TX GO	5.000%	3/1/23	1,750	1,954
Houston TX GO	5.000%	3/1/24	2,315	2,622
Houston TX GO	5.000%	3/1/24	10,000	11,325
Houston TX GO	5.000%	3/1/24	540	554
Houston TX GO	5.000%	3/1/25	5,000	5,743
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/19	700	726
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/21	1,500	1,624
Houston TX Independent School District GO	5.000%	2/15/19	2,890	2,964
Houston TX Independent School District GO	5.000%	2/15/23	25,055	28,067
Houston TX Independent School District GO	5.000%	2/15/24	20,015	22,764
Houston TX Independent School District GO PUT	3.000%	6/1/19	23,750	24,013
Houston TX Utility System Revenue	5.000%	11/15/18	2,500	2,544
Houston TX Utility System Revenue	5.000%	11/15/19	3,000	3,139
Houston TX Utility System Revenue	5.000%	5/15/20	6,000	6,359
Houston TX Utility System Revenue	5.000%	11/15/20	5,000	5,363
Houston TX Utility System Revenue	5.000%	11/15/20	3,500	3,754
Houston TX Utility System Revenue	5.000%	5/15/21	5,050	5,472
Houston TX Utility System Revenue	5.000%	11/15/21	5,460	5,979
Houston TX Utility System Revenue	5.000%	11/15/21	5,000	5,476
Houston TX Utility System Revenue	5.000%	11/15/22	3,205	3,573
Houston TX Utility System Revenue	5.000%	11/15/22	7,115	7,931
Houston TX Utility System Revenue	5.000%	11/15/23	7,400	8,375
1 Houston TX Utility System Revenue PUT	2.650%	5/1/20	29,500	29,717
Houston TX Utility System Revenue VRDO	1.740%	5/7/18 LOC	8,600	8,600
Humble TX Independent School District GO	5.000%	2/15/23	2,190	2,460
Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/23	1,415	1,598
Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/24	1,500	1,719
Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/24	1,500	1,716
Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/25	4,105	4,767
Irving TX Hospital Authority Revenue (Baylor Medical Center at Irving)	5.000%	10/15/20	250	265
Irving TX Hospital Authority Revenue (Baylor Medical Center at Irving)	5.000%	10/15/21	250	270
Irving TX Hospital Authority Revenue (Baylor Medical Center at Irving)	5.000%	10/15/22	250	274
Irving TX Hospital Authority Revenue (Baylor Medical Center at Irving)	5.000%	10/15/23	350	387
Irving TX Hospital Authority Revenue (Baylor Medical Center at Irving)	5.000%	10/15/24	515	573
Irving TX Hospital Authority Revenue (Baylor Medical Center at Irving)	5.000%	10/15/25	500	562
Irving TX Independent School District GO	5.000%	2/15/22	3,750	4,131
Irving TX Independent School District GO	5.000%	2/15/23	2,000	2,241
Katy TX Independent School District GO	5.000%	2/15/21	2,185	2,359
Katy TX Independent School District GO	5.000%	2/15/22	2,295	2,532
Katy TX Independent School District GO	5.000%	2/15/23	1,510	1,696
1 Katy TX Independent School District GO PUT	1.821%	8/15/19	14,470	14,495
Keller TX Independent School District GO	5.000%	8/15/20	2,650	2,830
Keller TX Independent School District GO	5.000%	8/15/22	3,010	3,353

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kerrville TX Health Facilities Development Corp. Hospital Revenue (Peterson Regional Medical
Center Project)	5.000%	8/15/21	800	857
Kerrville TX Health Facilities Development Corp. Hospital Revenue (Peterson Regional Medical
Center Project)	5.000%	8/15/22	1,000	1,086
Kerrville TX Health Facilities Development Corp. Hospital Revenue (Peterson Regional Medical
Center Project)	5.000%	8/15/23	255	280
Kerrville TX Health Facilities Development Corp. Hospital Revenue (Peterson Regional Medical
Center Project)	5.000%	8/15/24	340	376
Klein TX Independent School District GO	5.000%	8/1/20	2,500	2,665
Klein TX Independent School District GO	5.000%	8/1/21	8,550	9,316
Klein TX Independent School District GO	5.000%	8/1/22	5,000	5,554
Lake Travis TX Independent School District GO	5.000%	2/15/24	400	455
Lake Travis TX Independent School District GO	5.000%	2/15/25	1,535	1,770
Lake Travis TX Independent School District Revenue GO PUT	2.625%	2/15/22	5,000	5,039
Lamar TX Consolidated Independent School District GO	5.000%	2/15/19	2,705	2,773
Lamar TX Consolidated Independent School District GO	5.000%	2/15/20	3,005	3,165
Lamar TX Consolidated Independent School District GO	5.000%	2/15/21	2,340	2,525
Lamar TX Consolidated Independent School District GO	5.000%	2/15/22	2,500	2,755
Lamar TX Consolidated Independent School District GO	5.000%	2/15/25	3,135	3,446
Leander TX Independent School District GO	0.000%	8/16/20	2,675	2,536
Leander TX Independent School District GO	0.000%	8/16/21	5,395	4,990
Leander TX Independent School District GO	0.000%	8/16/22	9,615	8,578
Leander TX Independent School District GO	5.000%	8/15/23	500	564
Leander TX Independent School District GO	0.000%	8/16/23	8,500	7,360
Leander TX Independent School District GO	5.000%	8/15/24	850	972
Leander TX Independent School District GO	5.000%	8/15/27	5,280	6,210
Lewisville TX Independent School District GO	4.000%	8/15/20	1,000	1,045
Lewisville TX Independent School District GO	5.000%	8/15/20	15,000	16,014
Lewisville TX Independent School District GO	4.000%	8/15/21	2,240	2,371
Lewisville TX Independent School District GO	5.000%	8/15/21	12,700	13,867
Lewisville TX Independent School District GO	5.000%	8/15/22	7,500	8,348
Lewisville TX Independent School District GO	5.000%	8/15/22	2,605	2,894
Lone Star College System Texas GO	5.000%	2/15/22	6,000	6,605
Lower Colorado River Authority Texas Revenue	5.000%	5/15/22	875	964
Lower Colorado River Authority Texas Revenue	5.000%	5/15/22	1,365	1,447
Lower Colorado River Authority Texas Revenue	5.000%	5/15/23	1,440	1,611
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/20	1,000	1,058
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/21	1,255	1,357
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/22	2,075	2,286
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/22	6,670	7,205
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/22	6,080	6,724
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/24	1,020	1,150
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/25	1,100	1,263
4 Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.) TOB VRDO	1.870%	5/7/18	7,970	7,970
Lubbock TX GO	5.000%	2/15/21	1,755	1,892
Lubbock TX GO	5.000%	2/15/21	850	917
Lubbock TX GO	5.000%	2/15/22	645	710
Lubbock TX GO	5.000%	2/15/22	1,590	1,749
Lubbock TX GO	5.000%	2/15/23	720	806
Lubbock TX GO	5.000%	2/15/23	1,780	1,992
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/18	1,765	1,774
Magnolia TX Independent School District GO	5.000%	8/15/21	1,505	1,644
Magnolia TX Independent School District GO	5.000%	8/15/22	1,580	1,759
Magnolia TX Independent School District GO	5.000%	8/15/23	510	577
Mansfield TX Independent School District GO	4.000%	2/15/24	2,540	2,753
Mansfield TX Independent School District GO	4.000%	2/15/25	4,910	5,357
Mansfield TX Independent School District GO PUT	2.500%	8/1/21	4,125	4,153
Marshall TX Independent School District GO	5.000%	2/15/23	2,185	2,453
McAllen Independent School District GO	4.000%	2/15/25	3,330	3,563
McAllen Independent School District GO	4.000%	2/15/26	3,010	3,215
McAllen Independent School District GO	4.000%	2/15/27	4,440	4,732
McAllen Independent School District GO	4.000%	2/15/28	2,885	3,068

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health
System of Texas Obligated Group)	5.000%	8/15/24	2,750	3,129
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health
System of Texas Obligated Group)	5.000%	8/15/25	2,520	2,905
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	4.000%	11/1/20	350	362
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/22	500	544
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/23	500	547
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/24	625	691
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton
State University Project)	4.000%	4/1/20	180	186
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton
State University Project)	4.000%	4/1/21	310	326
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton
State University Project)	4.000%	4/1/22	215	226
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Texas A&M
University Project)	5.000%	7/1/23	2,665	2,252
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Texas A&M
University Project)	5.000%	7/1/24	2,000	1,683
Newark TX Cultural Education Facilities Finance Corp. Revenue	5.000%	11/15/22	1,000	1,109
Newark TX Cultural Education Facilities Finance Corp. Revenue	5.000%	11/15/23	1,000	1,126
North Central TX Health Facilities Development Corp. Hospital Revenue (Children’s Medical Center
of Dallas Project)	5.000%	8/15/18	750	757
North Central TX Health Facilities Development Corp. Hospital Revenue (Children’s Medical Center
of Dallas Project)	5.000%	8/15/19	1,900	1,972
North East TX Independent School District GO	5.000%	2/1/22	6,985	7,687
North East TX Independent School District GO PUT	1.420%	8/1/21	7,300	7,125
North East TX Independent School District GO PUT	2.375%	8/1/22	5,000	4,985
North East TX Regional Mobility Authority Revenue	5.000%	1/1/23	900	993
North East TX Regional Mobility Authority Revenue	5.000%	1/1/23	755	835
North East TX Regional Mobility Authority Revenue	5.000%	1/1/24	1,285	1,433
North East TX Regional Mobility Authority Revenue	5.000%	1/1/24	1,090	1,223
North East TX Regional Mobility Authority Revenue	5.000%	1/1/25	1,200	1,360
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Revenue	5.000%	6/1/23	785	884
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Revenue	5.000%	6/1/25	1,450	1,680
North Texas Tollway Authority System Revenue	5.000%	1/1/19	4,000	4,084
North Texas Tollway Authority System Revenue	5.000%	1/1/20	4,000	4,199
North Texas Tollway Authority System Revenue	5.000%	1/1/20	700	735
North Texas Tollway Authority System Revenue	5.000%	1/1/20	2,000	2,100
North Texas Tollway Authority System Revenue	5.000%	1/1/20	5,000	5,249
North Texas Tollway Authority System Revenue	5.000%	1/1/21	11,365	12,208
North Texas Tollway Authority System Revenue	5.000%	1/1/21	4,000	4,297
North Texas Tollway Authority System Revenue	5.000%	1/1/21	1,000	1,071
North Texas Tollway Authority System Revenue	5.000%	1/1/21	3,640	3,910
North Texas Tollway Authority System Revenue	5.000%	1/1/22	10,965	12,028
North Texas Tollway Authority System Revenue	5.000%	1/1/22	2,500	2,742
North Texas Tollway Authority System Revenue	5.000%	1/1/22	1,500	1,639
North Texas Tollway Authority System Revenue	5.000%	1/1/22	6,165	6,762
North Texas Tollway Authority System Revenue	5.000%	1/1/23	1,000	1,111
North Texas Tollway Authority System Revenue	5.000%	1/1/23	2,730	3,049
North Texas Tollway Authority System Revenue	5.000%	1/1/23	2,640	2,937
North Texas Tollway Authority System Revenue	5.000%	1/1/23	9,580	10,699
North Texas Tollway Authority System Revenue	5.000%	1/1/24	4,500	5,022
North Texas Tollway Authority System Revenue	5.000%	1/1/24	3,500	3,893
North Texas Tollway Authority System Revenue	5.000%	1/1/24	1,100	1,239
North Texas Tollway Authority System Revenue	5.000%	1/1/25	4,045	4,503
North Texas Tollway Authority System Revenue	5.000%	1/1/25	4,185	4,639
North Texas Tollway Authority System Revenue	5.000%	1/1/26	920	1,045
North Texas Tollway Authority System Revenue	5.000%	1/1/26	2,890	3,251
1 North Texas Tollway Authority System Revenue PUT	2.550%	1/1/19	15,000	15,007
1 North Texas Tollway Authority System Revenue PUT	2.420%	1/1/20	33,940	33,983
4 North Texas Tollway Authority System Revenue TOB VRDO	1.950%	5/7/18	2,600	2,600
4 North Texas Tollway Authority System Revenue TOB VRDO	2.000%	5/7/18	5,675	5,675
4 North Texas Tollway Authority System Revenue TOB VRDO	2.000%	5/7/18	3,450	3,450
Northside Independent School District Texas GO	5.000%	8/15/23	1,000	1,130
Northside Independent School District Texas GO	5.000%	8/15/24	1,875	2,147
Northside Independent School District Texas GO	5.000%	8/15/25	1,000	1,163
Northside Independent School District Texas GO	4.000%	8/15/26	3,000	3,309

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northside Independent School District Texas GO PUT	1.450%	6/1/20	15,200	14,994
Northside Independent School District Texas GO PUT	2.125%	8/1/20	6,330	6,335
Northside Independent School District Texas GO PUT	1.750%	6/1/22	13,785	13,387
Northside Independent School District TX GO	5.000%	2/15/25	3,520	4,005
Odessa TX Junior College District GO	5.000%	8/15/23	500	560
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/19	1,735	1,814
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/21	1,000	1,086
Pasadena TX Independent School District GO VRDO	1.750%	5/7/18 (4)	34,240	34,240
Pearland TX GO	5.000%	3/1/19	155	159
Pearland TX GO	4.000%	3/1/20	330	343
Pearland TX GO	5.000%	3/1/21	600	646
Pearland TX GO	5.000%	3/1/22	720	791
Pearland TX GO	5.000%	3/1/23	440	491
Pearland TX GO	5.000%	3/1/24	810	917
Pearland TX GO	5.000%	3/1/25	685	785
Pearland TX GO	5.000%	3/1/26	590	688
Pearland TX Independent School District GO	5.000%	2/15/24	800	913
Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/19	220	229
Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/20	315	336
Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/21	240	262
Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/22	160	178
Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/23	370	417
Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/24	690	789
Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/25	960	1,114
Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/26	950	1,112
Port Authority of Houston TX GO	5.000%	10/1/20	3,110	3,320
Port Authority of Houston TX GO	5.000%	10/1/21	8,900	9,697
Port Authority of Houston TX GO	5.000%	10/1/22	2,700	2,993
Prosper TX Independent School District GO	5.000%	2/15/21	1,190	1,285
Prosper TX Independent School District GO	5.000%	2/15/22	1,315	1,449
Prosper TX Independent School District GO	5.000%	2/15/23	400	448
Red River TX Education Finance Corp. Revenue (Texas Christian University Project) VRDO	1.730%	5/7/18	15,500	15,500
Richardson TX Independent School District GO	5.000%	2/15/22	2,500	2,757
Richardson TX Independent School District GO	5.000%	2/15/23	3,000	3,366
Rockwall TX GO	5.000%	8/1/21	800	871
Rockwall TX GO	5.000%	8/1/22	2,780	3,086
Rockwall TX GO	5.000%	8/1/23	1,635	1,844
Rockwall TX Independent School District GO	5.000%	2/15/25	1,500	1,733
Round Rock TX Independent School District GO	5.000%	8/1/21	3,095	3,375
Round Rock TX Independent School District GO	5.000%	8/1/22	1,000	1,112
Round Rock TX Independent School District GO	5.000%	8/1/23	2,000	2,263
Round Rock TX Independent School District GO	5.000%	8/1/23	3,700	4,191
Round Rock TX Independent School District GO	5.000%	8/1/24	4,000	4,597
Round Rock TX Independent School District GO	5.000%	8/1/25	1,675	1,957
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/21	5,100	5,588
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/22	335	373
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/18	2,250	2,277
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/19	1,000	1,039
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/20	6,980	7,354
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21	5,450	5,873
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21	12,000	12,931
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22	4,000	4,402
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/23	20,000	22,396
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/18	10,165	10,170
San Antonio TX Electric & Gas Systems Revenue PUT	3.000%	12/1/20	20,000	20,389
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/21	7,125	7,047
San Antonio TX GO	5.000%	8/1/18	1,000	1,008
San Antonio TX GO	5.000%	2/1/20	2,500	2,635
San Antonio TX GO	5.000%	2/1/21	3,550	3,832
San Antonio TX GO	5.000%	2/1/22	3,000	3,308
San Antonio TX GO	4.000%	2/1/27	1,250	1,329
San Antonio TX GO	4.000%	2/1/28	9,000	9,555
San Antonio TX Independent School District GO	5.000%	8/15/22	1,330	1,480
San Antonio TX Independent School District GO PUT	2.000%	8/1/18	7,145	7,147
San Antonio TX Water Revenue	5.000%	5/15/19	2,250	2,323
San Antonio TX Water Revenue	5.000%	5/15/20	1,500	1,591
San Antonio TX Water Revenue	5.000%	5/15/20	1,500	1,591
San Antonio TX Water Revenue	5.000%	5/15/21	1,000	1,085
San Antonio TX Water Revenue	5.000%	5/15/22	1,750	1,938
3 San Antonio TX Water Revenue	5.000%	5/15/24	575	658
3 San Antonio TX Water Revenue	5.000%	5/15/25	650	754

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Antonio TX Water Revenue PUT	2.000%	11/1/21	40,000	39,466
San Antonio TX Water Revenue PUT	2.000%	11/1/22	12,250	12,006
Schertz-Cibolo-Universal City TX Independent School District GO	5.000%	2/1/23	3,830	4,296
Sheldon TX Independent School District	5.000%	2/15/25	3,015	3,481
Socorro TX Independent School District GO	5.000%	8/15/23	1,255	1,418
Socorro TX Independent School District GO	5.000%	8/15/24	1,495	1,713
Socorro TX Independent School District GO	5.000%	8/15/25	600	698
Southside Independent School District Texas GO	5.000%	8/15/23	300	339
Southside Independent School District Texas GO	5.000%	8/15/24	250	286
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/20	3,000	3,209
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/21	2,500	2,726
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/22	3,900	4,327
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/23	700	788
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/24	500	570
Spring Branch TX Independent School District GO	5.000%	2/1/22	5,000	5,505
Stephen F Austin TX State University Revenue	5.000%	10/15/23	1,250	1,409
Sugar Land TX GO	3.000%	2/15/21	400	410
Sugar Land TX GO	5.000%	2/15/22	250	275
Sugar Land TX GO	5.000%	2/15/23	370	414
Sugar Land TX GO	5.000%	2/15/24	500	568
Sugar Land TX GO	5.000%	2/15/25	500	576
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Hendrick Medical
Center)	5.000%	9/1/21	1,200	1,300
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/19	2,225	2,323
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/20	1,865	1,994
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/21	2,400	2,621
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas) VRDO	1.560%	5/1/18 LOC	15,075	15,075
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Scott & White
Healthcare Project)	5.000%	8/15/20	1,520	1,619
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Buckner Senior Living Inc.)	3.875%	11/15/22	2,750	2,754
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources)
VRDO	1.720%	5/7/18	15,415	15,415
Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/21	1,000	1,080
Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/22	1,375	1,517
Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/21	4,425	4,811
Texas GO	5.000%	10/1/18	4,650	4,713
Texas GO	5.000%	10/1/18	7,500	7,601
Texas GO	5.000%	10/1/19	8,000	8,352
Texas GO	5.000%	10/1/20	10,000	10,711
Texas GO	5.000%	4/1/21	3,490	3,780
Texas GO	5.000%	10/1/21	5,950	6,515
Texas GO	5.000%	10/1/21	19,000	20,806
Texas GO	5.000%	4/1/23	11,995	13,243
Texas GO	5.000%	10/1/26	3,515	4,044
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/18	3,565	3,632
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/19	5,000	5,217
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/19	6,495	6,801
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/20	6,000	6,395
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20	3,750	4,022
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/21	2,125	2,307
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/22	1,000	1,103
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23	3,415	3,841
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/24	780	884
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/25	1,500	1,723
Texas Municipal Power Agency Revenue	5.000%	9/1/22	500	535
Texas Municipal Power Agency Revenue	5.000%	9/1/23	810	866
Texas Municipal Power Agency Revenue	5.000%	9/1/24	420	449
Texas Municipal Power Agency Revenue	5.000%	9/1/25	450	480
Texas Public Finance Authority Revenue (Midwestern State University)	5.000%	12/1/20	1,000	1,069
Texas Public Finance Authority Revenue (Midwestern State University)	5.000%	12/1/21	1,250	1,362
Texas Public Finance Authority Revenue (Midwestern State University)	5.000%	12/1/22	675	747
Texas Public Finance Authority Revenue (Midwestern State University)	5.000%	12/1/23	1,720	1,933
Texas State University System Financing System Revenue	5.000%	3/15/21	2,250	2,431
Texas State University System Financing System Revenue	5.000%	3/15/22	1,845	2,035
Texas State University System Financing System Revenue	5.000%	3/15/23	2,290	2,567
Texas Tech University System Financing System Revenue	5.000%	8/15/18	3,065	3,093

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Tech University System Financing System Revenue	5.000%	8/15/19	3,040	3,162
Texas Tech University System Financing System Revenue	5.000%	8/15/20	5,000	5,340
Texas TRAN	4.000%	8/30/18	243,435	245,290
Texas Transportation Commission GO	5.000%	10/1/20	15,000	16,066
Texas Transportation Commission GO	5.000%	10/1/21	15,000	16,426
Texas Transportation Commission GO	5.000%	4/1/22	13,925	15,396
Texas Transportation Commission GO	5.000%	10/1/22	16,855	18,814
Texas Transportation Commission GO	5.000%	10/1/24	9,295	10,712
1 Texas Transportation Commission GO PUT	2.130%	10/1/18	80,000	80,013
Texas Transportation Commission Revenue	5.000%	10/1/19	24,000	25,077
Texas Transportation Commission Revenue	5.000%	10/1/20	35,000	37,487
Texas Transportation Commission Revenue	5.000%	10/1/21	10,000	10,950
Texas Transportation Commission Revenue	5.000%	10/1/21	37,020	40,538
Texas Transportation Commission Revenue	5.000%	10/1/22	5,000	5,584
Texas Transportation Commission Revenue	5.000%	10/1/23	4,420	5,017
Texas Transportation Commission Revenue	5.000%	10/1/24	4,750	5,465
Texas Transportation Commission Turnpike System Revenue PUT	5.000%	4/1/20	19,525	20,517
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/22 (ETM)	1,920	1,733
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/22 (2)	8,365	7,466
Texas Water Development Board Revenue	5.000%	4/15/22	4,810	5,317
Texas Water Development Board Revenue	5.000%	8/1/22	4,100	4,558
Texas Water Development Board Revenue	5.000%	10/15/22	3,480	3,883
Texas Water Development Board Revenue	5.000%	8/1/23	3,900	4,411
3 Texas Water Development Board Revenue	5.000%	4/15/24	3,200	3,654
Texas Water Development Board Revenue	5.000%	4/15/24	5,000	5,711
Texas Water Development Board Revenue	5.000%	8/1/24	4,000	4,587
3 Texas Water Development Board Revenue	5.000%	10/15/24	2,050	2,358
3 Texas Water Development Board Revenue	5.000%	4/15/25	4,485	5,198
Texas Water Development Board Revenue	5.000%	8/1/25	5,900	6,872
Tomball TX Independent School District GO PUT	1.100%	8/15/19	4,500	4,451
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/23	1,000	1,130
Trinity River Authority of Texas Revenue (Tarrant County Water Project)	5.000%	2/1/23	2,375	2,654
University of Houston Texas Revenue	5.000%	2/15/20	6,100	6,420
University of Houston Texas Revenue	5.000%	2/15/21	4,405	4,753
University of Houston Texas Revenue	5.000%	2/15/23	6,880	7,707
University of North Texas Revenue	5.000%	4/15/20 (ETM)	325	343
University of North Texas Revenue	5.000%	4/15/20	2,180	2,306
University of North Texas Revenue	5.000%	4/15/21	1,750	1,894
University of North Texas Revenue	5.000%	4/15/22	1,000	1,104
University of North Texas Revenue	5.000%	4/15/23	1,230	1,380
University of Texas Permanent University Fund Revenue	5.000%	7/1/20	4,020	4,283
University of Texas Permanent University Fund Revenue	5.000%	7/1/21	4,175	4,552
University of Texas Permanent University Fund Revenue	5.000%	7/1/21	1,250	1,363
University of Texas Permanent University Fund Revenue	5.000%	7/1/22	2,820	3,137
University of Texas Permanent University Fund Revenue	5.000%	7/1/22	1,500	1,669
University of Texas Permanent University Fund Revenue	5.000%	7/1/23	2,740	3,102
University of Texas Permanent University Fund Revenue	5.000%	7/1/23	1,250	1,415
University of Texas System Revenue Financing System Revenue	5.000%	8/15/18	4,525	4,567
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	5,000	5,201
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	9,255	9,627
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	3,660	3,909
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21	5,000	5,465
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21	11,860	12,962
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21	2,000	2,186
University of Texas System Revenue Financing System Revenue	5.000%	8/15/22	2,500	2,788
University of Texas System Revenue Financing System Revenue	5.000%	8/15/22	16,525	18,429
University of Texas System Revenue Financing System Revenue	5.000%	8/15/23	3,350	3,803
University of Texas System Revenue Financing System Revenue	5.000%	8/15/23	17,495	19,861
Waller TX Independent School District GO	5.000%	2/15/22	1,095	1,206
West Travis County TX Public Utility Agency Revenue	3.000%	8/15/21 (15)	200	204
West Travis County TX Public Utility Agency Revenue	5.000%	8/15/22 (15)	275	303
West Travis County TX Public Utility Agency Revenue	5.000%	8/15/23 (15)	950	1,064
				2,961,407
Utah (0.2%)
Central UT Water Conservancy District Revenue	5.000%	10/1/23	1,250	1,419
Central UT Water Conservancy District Revenue	5.000%	10/1/24	1,000	1,151
Central UT Water Conservancy District Revenue	5.000%	10/1/25	1,000	1,170
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/18	8,000	8,042
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/18	2,425	2,438
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/19	2,360	2,445
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/20	3,500	3,518

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Utah Revenue	4.000%	8/1/20	700	732
University of Utah Revenue	5.000%	8/1/21	600	655
University of Utah Revenue	5.000%	8/1/22	1,150	1,282
University of Utah Revenue	5.000%	8/1/23	600	681
Utah Associated Municipal Power Systems Revenue (Payson Power Project)	5.000%	4/1/21	5,300	5,712
Utah GO	5.000%	7/1/18	3,000	3,016
Utah GO	5.000%	7/1/18	19,000	19,102
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/21	585	636
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22	710	786
Washington County UT School District GO	5.000%	3/1/22	5,165	5,707
				58,492
Vermont (0.0%)
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont Health
Network)	5.000%	12/1/21	360	393
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont Health
Network)	5.000%	12/1/22	650	722
Vermont Municipal Bond Bank Revenue	5.000%	10/1/23	1,000	1,134
Vermont Municipal Bond Bank Revenue	5.000%	10/1/24	2,445	2,810
				5,059
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	5,510	5,290
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/20	1,000	1,043
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/21	2,000	2,108
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/22	2,000	2,124
				10,565
Virginia (2.1%)
Arlington County VA GO	4.000%	8/1/25	7,780	8,422
Arlington County VA GO	4.000%	8/1/26	13,670	14,784
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/20	2,500	2,676
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/21	6,185	6,762
Fairfax County VA GO	4.000%	10/1/21	6,525	6,949
Fairfax County VA GO	3.000%	10/1/22	9,555	9,887
Fairfax County VA Industrial Development Authority Health Care Revenue (Inova Health System
Obligated Group)	5.000%	5/15/19 (Prere.)	1,000	1,032
Halifax County VA Industrial Development Authority Revenue (Virginia Electric & Power Co.) PUT	2.150%	9/1/20	10,000	9,939
Henrico County VA School District GO	5.000%	8/1/20	1,055	1,127
Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at
Lexington Corp.)	4.000%	1/1/21	440	457
Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at
Lexington Corp.)	4.000%	1/1/22	530	555
Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at
Lexington Corp.)	4.000%	1/1/23	825	868
Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at
Lexington Corp.)	4.000%	1/1/24	1,015	1,070
Loudoun County VA GO	5.000%	12/1/18	3,435	3,501
Louisa VA Industrial Development Authority Poll Control Revenue (Virginia Electric & Power Co.)
PUT	1.750%	5/16/19	10,000	9,952
Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated Group)	5.000%	1/1/23	1,250	1,385
Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated Group)	5.000%	1/1/24	1,040	1,167
Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated Group)	5.000%	1/1/25	1,425	1,613
Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated Group)	5.000%	1/1/26	1,420	1,622
Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/21	2,800	2,911
Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/22	2,900	3,021
Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/23	3,070	3,191
1 Norfolk VA Economic Development Authority Hospital Facilities Revenue (Sentara Healthcare) PUT	1.975%	6/29/18	37,500	37,500
Norfolk VA GO	5.000%	10/1/22	2,535	2,829
Norfolk VA GO	5.000%	10/1/23	360	409
Peninsula VA Ports Authority Coal Terminal Revenue PUT	1.550%	10/1/19	1,875	1,867
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/19	5,015	5,192
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/20	1,460	1,551
University of Virginia Revenue	5.000%	6/1/20	500	532
University of Virginia Revenue	5.000%	6/1/21	2,660	2,897
University of Virginia Revenue	5.000%	8/1/21	33,000	36,075
Virginia Beach VA GO	5.000%	7/15/18	2,995	3,015
Virginia Beach VA GO	5.000%	5/1/20	4,300	4,563
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/25	20,445	23,613
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/25	18,090	20,893
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/18	425	427

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/19	425	436
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/20	275	287
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/21	1,000	1,059
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/21	1,140	1,208
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/22	970	1,040
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/20	7,685	8,214
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/21	18,585	20,322
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/21	10,990	12,017
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/23	12,110	13,722
Virginia Commonwealth Transportation Board GAN	5.000%	9/15/20	3,130	3,348
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/19	1,750	1,799
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/19	8,525	8,808
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/19	1,605	1,674
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/22	4,000	4,412
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/22	1,000	1,107
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22	3,865	4,303
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/23	2,685	3,014
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/23	2,500	2,814
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/23	5,000	5,662
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/24	5,000	5,714
Virginia GO	5.000%	6/1/28	7,455	8,647
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/18	4,725	4,763
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19	8,530	8,860
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19	4,965	5,157
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19	17,870	18,560
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19 (Prere.)	11,350	11,791
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/20	5,220	5,567
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/20	18,830	20,082
3 Virginia Public Building Authority Revenue	5.000%	8/1/24	6,280	7,200
Virginia Public School Authority Revenue	5.000%	8/1/19	16,220	16,853
Virginia Public School Authority Revenue	5.000%	8/1/20	20,425	21,769
Virginia Public School Authority Revenue	5.000%	8/1/21	36,405	39,689
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/18	5,360	5,433
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/19	3,500	3,656
Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue
(Virginia Electric & Power Co.) PUT	1.875%	6/1/20	8,000	7,923
York County VA Economic Development Authority Pollution Control Revenue (VA Electric &
Power Co. Project) PUT	1.875%	5/16/19	5,000	4,982
				526,146
Washington (2.1%)
1 Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue PUT	2.450%	11/1/18	36,850	36,858
Central Washington University System Revenue	5.000%	5/1/18	1,960	1,960
Central Washington University System Revenue	5.000%	5/1/19	2,050	2,113
Central Washington University System Revenue	5.000%	5/1/20	2,150	2,272
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20	1,170	1,246
Energy Northwest Washington Electric Revenue (Project No. 1)	4.000%	7/1/24	4,500	4,894
1 Everett WA GO PUT	2.150%	12/1/19	3,545	3,550
Grant County WA Public Utility District No. 2 Electric System Revenue	5.000%	1/1/23	525	585
Grant County WA Public Utility District No. 2 Electric System Revenue	5.000%	1/1/24	255	288
Grant County WA Public Utility District No. 2 Electric System Revenue	5.000%	1/1/25	235	269
King County WA (Public Hospital District) GO	5.000%	12/1/19	2,500	2,621
King County WA (Public Hospital District) GO	5.000%	12/1/20	2,500	2,682
King County WA School District No. 216 GO	4.000%	12/1/18	1,250	1,266
King County WA School District No. 216 GO	4.000%	12/1/19	1,360	1,404
King County WA School District No. 216 GO	5.000%	12/1/20	2,085	2,240
King County WA School District No. 216 GO	5.000%	12/1/21	2,265	2,485
King County WA School District No. 414 GO	5.000%	12/1/22	4,000	4,484
King County WA School District No. 414 GO	5.000%	12/1/22	160	179
King County WA School District No. 414 GO	5.000%	12/1/23	400	455
King County WA School District No. 414 GO	5.000%	12/1/24	385	444
King County WA School District No. 414 GO	5.000%	12/1/25	520	610
King County WA Sewer Revenue	5.000%	1/1/19	12,835	13,113
King County WA Sewer Revenue	5.000%	7/1/22	5,330	5,925
Lewis & Thurston Counties WA Centralia School District No. 401 GO	4.000%	12/1/20	510	536
Lewis & Thurston Counties WA Centralia School District No. 401 GO	4.000%	12/1/21	575	612
Lewis & Thurston Counties WA Centralia School District No. 401 GO	5.000%	12/1/22	355	397
Lewis & Thurston Counties WA Centralia School District No. 401 GO	5.000%	12/1/23	270	307

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lewis & Thurston Counties WA Centralia School District No. 401 GO	5.000%	12/1/24	335	386
Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/18	1,400	1,419
Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/20	1,000	1,071
Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,000	1,094
Northwest Energy Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/22	16,660	18,126
Pierce County WA School District No. 402 GO	4.000%	12/1/22	1,000	1,073
Pierce County WA School District No. 402 GO	5.000%	12/1/23	760	863
Pierce County WA School District No. 402 GO	5.000%	12/1/24	500	573
Pierce County WA School District No. 402 GO	5.000%	12/1/25	1,000	1,165
Port of Seattle WA Revenue	5.000%	3/1/20	4,000	4,215
Port of Seattle WA Revenue	5.000%	3/1/22	1,270	1,394
Seattle WA GO	5.000%	5/1/19	8,385	8,654
Seattle WA GO	5.000%	6/1/22	15,755	17,533
1 Seattle WA Municipal Light & Power Revenue PUT	2.430%	11/1/18	6,750	6,752
1 Seattle WA Municipal Light & Power Revenue PUT	2.430%	11/1/18	8,250	8,252
Seattle WA Water System Revenue	5.000%	5/1/23	4,800	5,418
Skagit County WA Public Hospital District Revenue	4.000%	12/1/18	400	404
Skagit County WA Public Hospital District Revenue	4.000%	12/1/20	1,705	1,763
Skagit County WA Public Hospital District Revenue	4.000%	12/1/22	1,340	1,400
Skagit County WA Public Hospital District Revenue	4.000%	12/1/23	1,915	2,003
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/20	1,000	1,076
Snohomish County WA School District No. 4 (Lake Stevens) GO	5.000%	12/1/21	735	806
Snohomish County WA School District No. 4 (Lake Stevens) GO	5.000%	12/1/22	700	781
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/19	10,000	10,364
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	41,360	44,037
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/21	41,175	44,877
Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical
Research Properties 2)	5.000%	6/1/18	1,150	1,153
Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical
Research Properties 2)	5.000%	6/1/19	850	879
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/18	14,273	14,422
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/20	9,210	9,814
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/22	3,475	3,855
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/22	4,775	5,297
Washington GO	5.000%	7/1/18	21,220	21,334
Washington GO	0.000%	7/1/19 (14)(ETM)	4,155	4,063
Washington GO	5.000%	7/1/19	19,770	20,490
Washington GO	5.000%	7/1/19	14,580	15,111
Washington GO	5.000%	7/1/20	9,070	9,657
Washington GO	5.000%	8/1/20	10,000	10,669
Washington GO	5.000%	7/1/21	11,000	11,695
Washington GO	5.000%	8/1/23	5,000	5,672
Washington GO	5.000%	8/1/23	14,325	16,249
Washington GO	5.000%	2/1/24	1,575	1,799
Washington GO	5.000%	8/1/24	38,645	44,489
Washington GO	4.000%	7/1/26	28,260	29,949
Washington Health Care Facilities Authority Revenue (Central Washington Health Services
Association)	5.000%	7/1/20	875	919
Washington Health Care Facilities Authority Revenue (Central Washington Health Services
Association)	5.000%	7/1/21	1,000	1,070
Washington Health Care Facilities Authority Revenue (Central Washington Health Services
Association)	5.000%	7/1/22	1,965	2,135
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	4.000%	8/15/19	850	873
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/19	1,000	1,039
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	4.000%	8/15/20	1,000	1,044
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/20	1,380	1,471
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	4.000%	8/15/21	1,000	1,058
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/23	705	795
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/24	1,350	1,538
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/25	660	762
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/20	1,010	1,081
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/21	1,000	1,092
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/18	700	709
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/19	1,000	1,044
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/22	1,800	1,999
Washington Health Care Facilities Authority Revenue (Providence Health & Services) PUT	5.000%	10/1/21	3,085	3,380
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/19	600	615
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/20	1,105	1,163
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	4.000%	3/1/21	800	832
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/22	735	804

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated
Group)	5.000%	8/15/25	2,190	2,469
Washington Housing Finance Commission Multi-Family Housing Revenue (Heron’s Key Obligated
Group)	4.875%	1/1/22	1,100	1,100
Washington Housing Finance Commission Revenue (Horizon House Project)	5.000%	1/1/20	480	502
Washington Housing Finance Commission Revenue (Horizon House Project)	5.000%	1/1/21	500	534
Washington Housing Finance Commission Revenue (Horizon House Project)	5.000%	1/1/22	540	586
Washington Housing Finance Commission Revenue (Horizon House Project)	5.000%	1/1/24	605	671
Washington State University General Revenue	5.000%	4/1/20	1,100	1,164
Washington State University General Revenue	5.000%	4/1/21	1,300	1,405
Washington State University General Revenue	5.000%	4/1/22	1,400	1,545
				541,290
West Virginia (0.3%)
Mason County WV Pollution Control Revenue (Appalachian Power Co. Project) PUT	1.625%	10/1/18	6,000	5,986
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/23	5,000	5,617
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/24	6,500	7,385
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/25	3,465	4,019
West Virginia Economic Development Authority Pollution Control Revenue (American Electric
Power Co. Inc.)	3.250%	5/1/19	10,000	10,050
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	1.900%	4/1/19	8,000	7,965
West Virginia GO	5.000%	6/1/22	11,010	12,211
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/23	700	784
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/24	1,000	1,135
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/25	1,150	1,322
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/23	2,235	2,519
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/24	2,350	2,685
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/25	2,465	2,862
West Virginia University Revenue	5.000%	10/1/18	1,300	1,317
1 West Virginia University Revenue PUT	2.280%	10/1/19	3,500	3,501
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/21	750	816
				70,174
Wisconsin (1.1%)
Milwaukee WI GO	5.000%	5/1/18	11,655	11,655
Milwaukee WI Sewerage System Revenue	5.000%	6/1/21	3,440	3,741
Milwaukee WI Sewerage System Revenue	5.000%	6/1/23	3,800	4,289
University of Wisconsin Hospitals & Clinics Authority Revenue	5.000%	4/1/20	660	696
Wisconsin Clean Water Revenue	5.000%	6/1/22 (ETM)	5,500	6,091
Wisconsin GO	5.000%	11/1/18	11,000	11,181
Wisconsin GO	5.000%	5/1/19 (ETM)	2,285	2,355
Wisconsin GO	5.000%	5/1/19	2,715	2,801
Wisconsin GO	5.000%	5/1/19	5,000	5,159
Wisconsin GO	5.000%	11/1/19	3,100	3,244
Wisconsin GO	5.000%	5/1/20	5,250	5,569
Wisconsin GO	5.000%	11/1/20	7,400	7,948
Wisconsin GO	5.000%	5/1/22 (Prere.)	135	149
Wisconsin GO	5.000%	5/1/24	8,910	9,849
Wisconsin GO	5.000%	5/1/24	7,920	8,928
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (Iowa Health
System Obligated Group)	5.000%	12/1/18	850	865
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (Iowa Health
System Obligated Group)	5.000%	12/1/20	820	880
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/22	1,330	1,405
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/24	1,000	1,122
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/26	1,000	1,147
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit
Group) PUT	5.000%	6/1/20	34,460	36,433
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/19	1,160	1,201
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/23	13,000	13,977
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.000%	8/15/23	525	591
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.000%	8/15/24	950	1,081
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.000%	8/15/25	725	836
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/22	1,000	1,102
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/23	1,000	1,119
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/24	1,050	1,192
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.
Obligated Group)	5.000%	8/15/18	1,000	1,009
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.
Obligated Group)	5.000%	11/15/18	750	763

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.
Obligated Group)	4.000%	8/15/19	1,500	1,541
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.
Obligated Group)	5.000%		1,500	1,571
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.		11/15/19
Obligated Group)	5.000%	8/15/20	5,335	5,686
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.
Obligated Group)	5.000%	11/15/20	2,275	2,439
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.
Obligated Group)	5.000%	11/15/21	2,485	2,720
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/21	630	684
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/22	350	386
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/23	325	364
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System
Obligated Group)	5.000%	2/15/20	1,840	1,932
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System
Obligated Group)	5.000%	2/15/21	1,990	2,139
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System
Obligated Group)	5.000%	2/15/22	2,100	2,301
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System
Obligated Group)	5.000%	2/15/23	2,130	2,370
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/18 (ETM)	730	737
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/18 (Prere.)	3,740	3,775
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/18	500	510
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/21	1,470	1,599
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/24	970	1,097
Wisconsin Health and Educational Facilities Authority (Aurora Health Care, Inc.) CP	1.700%	7/5/18 LOC	19,470	19,466
Wisconsin Housing & Economic Development Authority Revenue PUT	1.950%	5/1/20	3,750	3,732
3 Wisconsin Housing & Economic Development Authority Revenue PUT	5.000%	6/1/23	20,000	21,872
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/18	1,495	1,499
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/19	2,130	2,193
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/20	4,685	4,960
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/21	4,830	5,208
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/21	2,070	2,232
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/22	3,085	3,384
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/22	2,125	2,331
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/23	1,275	1,415
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/24	3,225	3,613
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/25	880	998
Wisconsin Public Finance Authority Lease Development Revenue (Central District Development
Project)	5.000%	3/1/20	900	950
Wisconsin Public Finance Authority Lease Development Revenue (Central District Development
Project)	5.000%	3/1/21	900	966
Wisconsin Public Finance Authority Lease Development Revenue (Central District Development
Project)	5.000%	3/1/22	1,375	1,506
Wisconsin Public Finance Authority Lease Development Revenue (Central District Development
Project)	5.000%	3/1/23	1,400	1,558
Wisconsin Public Finance Authority Revenue (Church Home of Hartford Inc.)	4.000%	9/1/20	325	333
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated
Group)	5.000%		815	910
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated		11/15/23
Group)	5.000%	11/15/24	2,555	2,874
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated
Group)	5.000%	11/15/25	4,485	5,079
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated
Group)	5.000%	11/15/26	3,210	3,649
				270,957
Wyoming (0.1%)
Lincoln County WY Pollution Control Revenue (ExxonMobil Project) VRDO	1.550%	5/1/18	23,700	23,700
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/22 (15)	350	380
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/23 (15)	200	221
				24,301
Total Tax-Exempt Municipal Bonds (Cost $25,412,795)				25,138,322

Limited-Term Tax-Exempt Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
6 Vanguard Municipal Cash Management Fund (Cost $256,018) 1.700%		2,560,229	256,023
Total Investments (100.2%) (Cost $25,668,813)			25,394,345

			Amount
			($000)
Other Assets and Liabilities (-0.2%)
Other Assets
Investment in Vanguard			1,389
Receivables for Investment Securities Sold			29,262
Receivables for Accrued Income			291,265
Receivables for Capital Shares Issued			38,245
Variation Margin Receivable—Futures Contracts			253
Other Assets			741
Total Other Assets			361,155
Liabilities
Payables for Investment Securities Purchased			(333,333)
Payables for Capital Shares Redeemed			(35,541)
Payables for Distributions			(9,635)
Payables to Vanguard			(12,736)
Variation Margin Payable—Futures Contracts			(262)
Other Liabilities			(11,390)
Total Liabilities			(402,897)
Net Assets (100%)			25,352,603

At April 30, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	25,718,311
Overdistributed Net Investment Income	42
Accumulated Net Realized Losses	(92,043)
Unrealized Appreciation (Depreciation)
Investment Securities	(274,468)
Futures Contracts	761
Net Assets	25,352,603

Investor Shares—Net Assets
Applicable to 148,104,195 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,597,310
Net Asset Value Per Share—Investor Shares	$10.79

Admiral Shares—Net Assets
Applicable to 2,202,614,053 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,755,293
Net Asset Value Per Share—Admiral Shares	$10.79

• See Note A in Notes to Financial Statements.
1 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.
2 Securities with a value of $1,252,000 have been segregated as initial margin for open futures contracts.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2018.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the aggregate value of these securities was $629,535,000, representing 2.5% of net assets.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S.
Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbrevations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Limited-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2018	222	28,392	127

Short Futures Contracts
2-Year U.S. Treasury Note	June 2018	(1,274)	(270,148)	378
10-Year U.S. Treasury Note	June 2018	(402)	(48,089)	(31)
Ultra Long U.S. Treasury Bond	June 2018	(280)	(43,995)	308
5-Year U.S. Treasury Note	June 2018	(186)	(21,112)	(21)
				634
				761

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

  See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
April 30, 2018
($000)
Investment Income
Income
Interest[1] 233,585
Total Income 233,585
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,654
Management and Administrative—
Investor Shares	1,236
Management and Administrative—
Admiral Shares	7,708
Marketing and Distribution—
Investor Shares	190
Marketing and Distribution—
Admiral Shares	943
Custodian Fees	124
Shareholders’ Reports and Proxy—
Investor Shares	42
Shareholders’ Reports and Proxy—
Admiral Shares	147
Trustees’ Fees and Expenses	8
Total Expenses	12,052
Net Investment Income	221,533
Realized Net Gain (Loss)
Investment Securities Sold[1]	(36,201)
Futures Contracts	1,127
Realized Net Gain (Loss)	(35,074)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities[1] (389,202)
Futures Contracts	(305)
Change in Unrealized Appreciation
(Depreciation) (389,507)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(203,048)

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,704,000, ($9,000), and $10,000, respectively.

Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	221,533	382,821
Realized Net Gain (Loss)	(35,074)	(4,031)
Change in Unrealized Appreciation (Depreciation)	(389,507)	(116,162)
Net Increase (Decrease) in Net Assets Resulting from Operations	(203,048)	262,628
Distributions
Net Investment Income
Investor Shares	(14,068)	(27,459)
Admiral Shares	(207,439)	(355,321)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(221,507)	(382,780)
Capital Share Transactions
Investor Shares	(134,772)	(226,629)
Admiral Shares	878,629	1,423,525
Net Increase (Decrease) from Capital Share Transactions	743,857	1,196,896
Total Increase (Decrease)	319,302	1,076,744
Net Assets
Beginning of Period	25,033,301	23,956,557
End of Period[1]	25,352,603	25,033,301
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $42,000 and $16,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.97	$11.02	$11.04	$11.08	$11.06	$11.18
Investment Operations
Net Investment Income	. 091[1]	.166[1]	.164	.166	.178	.186
Net Realized and Unrealized Gain (Loss)
on Investments	(.180)	(.050)	(.020)	(.040)	.020	(.120)
Total from Investment Operations	(.089)	.116	.144	.126	.198	.066
Distributions
Dividends from Net Investment Income	(.091)	(.166)	(.164)	(.166)	(.178)	(.186)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.091)	(.166)	(.164)	(.166)	(.178)	(.186)
Net Asset Value, End of Period	$10.79	$10.97	$11.02	$11.04	$11.08	$11.06

Total Return[2]	-0.81%	1.07%	1.31%	1.15%	1.81%	0.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,597	$1,761	$1,998	$2,040	$2,241	$2,364
Ratio of Total Expenses to
Average Net Assets	0.19%	0.19%	0.19%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.68%	1.52%	1.48%	1.51%	1.61%	1.67%
Portfolio Turnover Rate	22%	19%	13%	16%	15%	14%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.97	$11.02	$11.04	$11.08	$11.06	$11.18
Investment Operations
Net Investment Income	. 096[1]	.177[1]	.175	.175	.187	.195
Net Realized and Unrealized Gain (Loss)
on Investments	(.180)	(.050)	(.020)	(.040)	.020	(.120)
Total from Investment Operations	(.084)	.127	.155	.135	.207	.075
Distributions
Dividends from Net Investment Income	(.096)	(.177)	(.175)	(.175)	(.187)	(.195)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.096)	(.177)	(.175)	(.175)	(.187)	(.195)
Net Asset Value, End of Period	$10.79	$10.97	$11.02	$11.04	$11.08	$11.06

Total Return[2]	-0.77%	1.17%	1.41%	1.23%	1.89%	0.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,755	$23,273	$21,959	$19,035	$17,621	$15,276
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.78%	1.62%	1.58%	1.59%	1.69%	1.75%
Portfolio Turnover Rate	22%	19%	13%	16%	15%	14%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2018, the fund’s average investments in long and short futures contracts each represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2014–2017), and for the period ended April 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2018, or at any time during the period then ended.

Limited-Term Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2018, the fund had contributed to Vanguard capital in the amount of $1,389,000, representing 0.01% of the fund’s net assets and 0.56% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of April 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	25,138,322	—
Temporary Cash Investments	256,023	—	—
Futures Contracts—Assets[1]	253	—	—
Futures Contracts—Liabilities[1]	(262)	—	—
Total	256,014	25,138,322	—
1 Represents variation margin on the last day of the reporting period.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2017, the fund had available capital losses totaling $55,163,000 to offset future net capital gains. Of this amount, $31,457,000 is subject to expiration dates; $4,375,000 may be used to offset future net capital gains through October 31, 2018, and $27,082,000 through October 31, 2019. Capital losses of $23,706,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2018; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Limited-Term Tax-Exempt Fund

At April 30, 2018, the cost of investment securities for tax purposes was $25,669,553,000. Net unrealized depreciation of investment securities for tax purposes was $275,208,000, consisting of unrealized gains of $34,746,000 on securities that had risen in value since their purchase and $309,954,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2018, the fund purchased $3,580,261,000 of investment securities and sold $2,468,265,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2018, such purchases and sales were $551,498,000 and $1,221,226,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		April 30, 2018	October 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	281,340	25,877	624,744	57,173
Issued in Lieu of Cash Distributions	11,308	1,043	22,049	2,016
Redeemed	(427,420)	(39,324)	(873,422)	(79,999)
Net Increase (Decrease)—Investor Shares	(134,772)	(12,404)	(226,629)	(20,810)
Admiral Shares
Issued	5,234,365	481,591	9,048,226	827,683
Issued in Lieu of Cash Distributions	154,564	14,254	266,052	24,310
Redeemed	(4,510,300)	(415,034)	(7,890,753)	(723,185)
Net Increase (Decrease)—Admiral Shares	878,629	80,811	1,423,525	128,808

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2018, that would require recognition or disclosure in these financial statements.

Intermediate-Term Tax-Exempt Fund

Fund Profile
As of April 30, 2018

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWITX	VWIUX
Expense Ratio[1]	0.19%	0.09%
30-Day SEC Yield	2.40%	2.50%

Financial Attributes
Bloomberg
		Barclays Bloomberg
1–15 Year			Barclays
		Municipal	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	7,714	42,496	52,893
Yield to Maturity
(before expenses)	2.6%	2.6%	2.8%
Average Coupon	4.7%	4.7%	4.7%
Average Duration	5.2 years	4.7 years	6.0 years
Average Stated
Maturity	8.7 years	7.9 years	12.8 years
Short-Term Reserves	2.4%	—	—

Largest Area Concentrations[2]
New York	15.4%
California	11.5
Texas	8.6
Illinois	6.2
Florida	5.3
Pennsylvania	4.7
Maryland	3.4
New Jersey	3.3
Washington	3.2
Ohio	3.1
Top Ten	64.7%

Volatility Measures
	Bloomberg
	Barclays	Bloomberg
	1–15 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.99	0.99
Beta	1.05	0.90

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity (% of portfolio)
Under 1 Year	4.8%
1–3 Years	11.4
3–5 Years	13.0
5–10 Years	26.6
10–20 Years	43.4
20–30 Years	0.6
Over 30 Years	0.2

Distribution by Credit Quality (% of portfolio)
AAA	21.5%
AA	46.5
A	22.3
BBB	7.4
BB	0.4
B or Lower	0.5
Not Rated	1.4

Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2018, the annualized expense ratios were
0.19% for Investor Shares and 0.09% for Admiral Shares.
2 Percentage of net assets, excluding any futures contracts.

Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2007–April 30, 2018
				Bloomberg
				Barclays
				1–15 Year
				Municipal
		Investor Shares		Bond Index
	Income	Capital	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2008	3.99%	-4.48%	-0.49%	0.88%
2009	4.24	6.27	10.51	10.72
2010	3.81	3.14	6.95	6.81
2011	3.71	-0.36	3.35	3.62
2012	3.35	4.80	8.15	7.02
2013	3.00	-3.96	-0.96	-0.41
2014	3.28	3.03	6.31	5.56
2015	2.93	-0.49	2.44	2.46
2016	2.78	0.85	3.63	3.10
2017	2.74	-0.98	1.76	1.94
2018[1]	1.34	-2.61	-1.27	-1.16

Average Annual Total Returns: Periods Ended March 31, 2018
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

					Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	9/1/1977	1.95%	2.28%	3.32%	0.56%	3.88%
Admiral Shares	2/12/2001	2.05	2.37	3.41	0.56	3.97

1 Six months ended April 30, 2018.

  See Financial Highlights for dividend and capital gains information.

Intermediate-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.8%)
Alabama (0.8%)
Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/20	1,000	1,068
Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/21	1,500	1,640
Alabama Economic Settlement Authority BP Settlement Revenue	4.000%	9/15/33	4,500	4,574
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/29	3,060	3,640
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/30	7,950	8,973
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	4.000%	6/1/37	10,030	10,507
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	6/1/37	7,550	8,744
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/24	3,695	3,840
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/24	2,520	2,619
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/30	6,905	7,465
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/31	7,245	7,823
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/32	7,000	7,553
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/19	1,820	1,877
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/21	4,895	5,316
Auburn University Alabama General Fee Revenue	5.000%	6/1/31	3,000	3,278
Baldwin County AL Board of Education Revenue	5.000%	6/1/26	1,500	1,703
Baldwin County AL Board of Education Revenue	5.000%	6/1/27	1,750	1,973
Baldwin County AL Board of Education Revenue	5.000%	6/1/28	2,750	3,088
Baldwin County AL Board of Education Revenue	5.000%	6/1/29	3,000	3,354
Baldwin County AL Board of Education Revenue	5.000%	6/1/30	6,335	7,062
Baldwin County AL Board of Education Revenue	5.000%	6/1/32	2,005	2,236
Birmingham AL GO	5.000%	3/1/32	5,000	5,486
Birmingham AL Special Care Facilities Financing Authority Revenue (Children’s Hospital of Alabama)	5.000%	6/1/29	2,195	2,472
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/25	1,000	1,145
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/26	1,755	2,041
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/27	3,930	4,627
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/33	4,000	4,583
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/35	5,000	5,668
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	2.164%	12/1/23	16,500	16,500
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23	35,665	37,974
Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/21	9,000	9,392
Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	7/1/22	75,750	79,785
Hoover AL GO	4.000%	7/1/26	1,345	1,484
Hoover AL GO	4.000%	7/1/30	2,440	2,612
Hoover AL GO	4.000%	7/1/31	5,135	5,470
Huntsville AL Electric System Revenue	5.000%	12/1/26	500	591
Huntsville AL Electric System Revenue	5.000%	12/1/26	300	355
Huntsville AL Electric System Revenue	5.000%	12/1/27	400	476
Huntsville AL Electric System Revenue	5.000%	12/1/27	275	327
Huntsville AL Electric System Revenue	5.000%	12/1/28	500	592
Huntsville AL Electric System Revenue	5.000%	12/1/28	395	468
Huntsville AL Electric System Revenue	5.000%	12/1/29	1,000	1,180
Huntsville AL Electric System Revenue	5.000%	12/1/29	500	590
Huntsville AL Electric System Revenue	5.000%	12/1/31	350	410
Huntsville AL Electric System Revenue	5.000%	12/1/32	1,000	1,167
Huntsville AL Electric System Revenue	5.000%	12/1/33	1,000	1,162
Huntsville AL Electric System Revenue	5.000%	12/1/34	1,880	2,172
Huntsville AL Electric System Revenue	5.000%	12/1/35	2,000	2,306
Huntsville AL Electric System Revenue	5.000%	12/1/36	2,025	2,329
Huntsville AL Electric System Revenue	5.000%	12/1/37	1,500	1,724
Huntsville AL Electric System Revenue	5.000%	12/1/38	1,200	1,377
Huntsville AL GO	5.000%	5/1/21 (Prere.)	2,375	2,575
Huntsville AL GO	5.000%	5/1/21 (Prere.)	2,050	2,223
Huntsville AL GO	5.000%	9/1/21 (Prere.)	2,245	2,453
Huntsville AL GO	5.000%	5/1/24	2,410	2,759
Huntsville AL GO	5.000%	5/1/25	2,535	2,948
Huntsville AL GO	5.000%	3/1/26	295	321

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Huntsville AL GO	5.000%	5/1/26	2,660	3,139
Huntsville AL GO	5.000%	5/1/33	575	620
Huntsville AL GO	5.000%	5/1/34	3,515	4,102
Huntsville AL GO	5.000%	5/1/35	3,000	3,493
Huntsville AL GO	5.000%	5/1/35	3,690	4,296
Huntsville AL GO	5.000%	5/1/36	3,875	4,501
Huntsville AL GO	5.000%	5/1/36	4,330	5,029
Huntsville AL GO	5.000%	5/1/37	4,070	4,724
Huntsville AL GO	5.000%	5/1/37	3,050	3,540
Huntsville AL GO	5.000%	5/1/38	2,200	2,547
Huntsville AL Water System Revenue	5.000%	11/1/25	1,500	1,747
Huntsville AL Water System Revenue	5.000%	11/1/27	1,580	1,830
Huntsville AL Water System Revenue	5.000%	11/1/28	1,500	1,730
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/19	2,415	2,473
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/20	2,845	2,996
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/3/20 (Prere.)	3,630	3,832
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/3/20 (Prere.)	5,450	5,753
Jefferson County AL Revenue	5.000%	9/15/25	3,000	3,424
Jefferson County AL Revenue	5.000%	9/15/27	5,265	6,102
Jefferson County AL Revenue	5.000%	9/15/28	2,500	2,885
Jefferson County AL Revenue	5.000%	9/15/29	5,285	6,076
Jefferson County AL Revenue	5.000%	9/15/30	7,405	8,482
Jefferson County AL Revenue	5.000%	9/15/32	3,000	3,409
Jefferson County AL Revenue	5.000%	9/15/33	6,700	7,586
Jefferson County AL Revenue	5.000%	9/15/34	3,305	3,720
Jefferson County AL Revenue	4.000%	9/15/36	5,105	5,216
Jefferson County AL Revenue	4.000%	9/15/37	5,000	5,105
Jefferson County AL Sewer Revenue	5.000%	10/1/22	1,730	1,876
Jefferson County AL Sewer Revenue	5.000%	10/1/23	7,000	7,654
Jefferson County AL Sewer Revenue	0.000%	10/1/26 (4)	1,000	728
Jefferson County AL Sewer Revenue	0.000%	10/1/27 (4)	1,410	961
Jefferson County AL Sewer Revenue	0.000%	10/1/28 (4)	1,500	956
Mobile County AL Board of School Commissioners GO	3.000%	3/1/19	550	555
Mobile County AL Board of School Commissioners GO	5.000%	3/1/29	3,575	4,031
Mobile County AL Board of School Commissioners GO	5.000%	3/1/30	2,500	2,811
Mobile County AL Board of School Commissioners GO	5.000%	3/1/31	3,000	3,360
Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/30	1,500	1,735
Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/34	1,000	1,140
Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/35	1,500	1,706
Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/36	2,000	2,270
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue (Hunt
Refining Project) VRDO	1.730%	5/7/18 LOC	13,750	13,750
University of Alabama General Revenue	5.000%	7/1/21	10,530	11,473
University of South Alabama University Facilities Revenue	5.000%	11/1/24 (4)	1,635	1,867
University of South Alabama University Facilities Revenue	5.000%	11/1/25 (4)	1,700	1,968
University of South Alabama University Facilities Revenue	5.000%	11/1/27 (4)	2,035	2,371
University of South Alabama University Facilities Revenue	5.000%	11/1/28 (4)	2,125	2,466
University of South Alabama University Facilities Revenue	5.000%	11/1/29 (4)	1,110	1,284
University of South Alabama University Facilities Revenue	5.000%	11/1/33 (4)	5,110	5,826
				487,222
Alaska (0.1%)
Alaska GO	4.000%	8/1/18	1,200	1,207
Alaska GO	5.000%	8/1/24	5,000	5,589
Alaska Housing Finance Corp. Revenue	5.000%	6/1/22 (Prere.)	2,600	2,885
Alaska Housing Finance Corp. Revenue	5.000%	6/1/22 (Prere.)	4,505	4,998
Alaska Housing Finance Corp. Revenue	5.000%	6/1/22 (Prere.)	1,690	1,875
Alaska Housing Finance Corp. Revenue	5.000%	12/1/25	475	519
Alaska Housing Finance Corp. Revenue	5.000%	12/1/26	825	901
Alaska Housing Finance Corp. Revenue	5.000%	12/1/29	310	337
Alaska Municipal Bond Bank Authority Revenue	5.000%	2/1/32	4,855	5,266
Anchorage AK Electric Utility Revenue	5.000%	12/1/26	2,350	2,656
Anchorage AK Electric Utility Revenue	5.000%	12/1/34	4,500	4,960
Anchorage AK GO	5.000%	9/1/20	3,920	4,191
Anchorage AK Wastewater Revenue	5.000%	5/1/30	1,555	1,816
Anchorage AK Wastewater Revenue	5.000%	5/1/31	2,000	2,325
Anchorage AK Water Revenue	5.000%	5/1/30	2,020	2,359
Anchorage AK Water Revenue	5.000%	5/1/31	1,500	1,744

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Anchorage AK Water Revenue	5.000%	5/1/34	4,000	4,586
Anchorage AK Water Revenue	5.000%	5/1/35	4,000	4,576
Anchorage AK Water Revenue	5.000%	5/1/36	3,470	3,961
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/31	15,000	16,887
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/32	5,000	5,618
Northern Alaska Tobacco Securitization Corp. Revenue	4.625%	6/1/23	5,640	5,801
				85,057
Arizona (2.1%)
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22 (Prere.)	800	886
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22 (Prere.)	715	792
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/26	735	869
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/27	900	1,078
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/27	315	348
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/28	770	917
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/28	285	315
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/30	710	805
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/31	725	831
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/32	750	848
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/32	875	999
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/33	750	845
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/33	700	796
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/34	750	844
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/34	1,250	1,442
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/34	1,000	1,131
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/35	750	842
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/35	1,280	1,474
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/35	600	678
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/36	1,000	1,121
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/36	1,250	1,436
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/37	1,500	1,722
Arizona Board Regents Arizona State University System Revenue	6.000%	7/1/18 (Prere.)	1,135	1,143
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/19 (Prere.)	2,545	2,630
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/28	3,510	4,062
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/28	1,860	2,153
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/30	2,065	2,372
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/31	1,000	1,093
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/32	1,290	1,408
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/32	1,100	1,254
Arizona COP	5.000%	10/1/19	3,335	3,477
Arizona COP	5.000%	9/1/20	1,700	1,816
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/21	3,480	3,715
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/22	3,100	3,367
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/23	5,000	5,420
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/27	6,500	6,971
1 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	3.600%	2/5/20	12,500	12,708
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/23	1,000	1,123
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/25	3,765	4,269
Arizona Lottery Revenue	5.000%	7/1/22 (4)	18,000	18,864
Arizona Lottery Revenue	5.000%	7/1/24 (4)	15,000	15,720
Arizona Lottery Revenue	5.000%	7/1/25 (4)	15,000	15,715
Arizona Lottery Revenue	5.000%	7/1/26 (4)	13,975	14,636
Arizona School Facilities Board COP	5.000%	9/1/19	2,650	2,758
Arizona School Facilities Board COP	5.000%	9/1/21	5,130	5,594
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/24	1,605	1,834
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/34	2,900	3,301
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/35	2,000	2,271
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/36	2,500	2,831
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/21	6,730	7,335
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/22	10,010	11,128
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23	12,000	13,575
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/24	27,590	31,676
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/20 (Prere.)	9,940	10,572
Arizona Transportation Board Highway Revenue	5.000%	7/1/18 (Prere.)	5,000	5,027
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	8,500	9,438
Arizona Transportation Board Highway Revenue	5.000%	7/1/22 (Prere.)	7,580	8,423
Arizona Transportation Board Highway Revenue	5.000%	7/1/23	4,225	4,674
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	6,390	7,348
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	6,000	6,889
Arizona Transportation Board Highway Revenue	5.000%	7/1/30	4,300	5,030
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	14,000	16,189
Arizona Transportation Board Highway Revenue	5.000%	7/1/33	5,000	5,762

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Arizona Transportation Board Highway Revenue	5.000%	7/1/35	2,955	3,380
Arizona Transportation Board Highway Revenue	5.000%	7/1/36	8,680	9,908
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/20 (ETM)	2,155	2,309
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/20	1,345	1,443
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/21 (ETM)	1,450	1,589
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/21	2,085	2,288
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/22	6,000	6,706
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/22 (ETM)	1,490	1,660
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/22	2,355	2,632
Chandler AZ GO	4.000%	7/1/22	3,390	3,637
Chandler AZ GO	5.000%	7/1/23	3,400	3,850
Chandler AZ GO	5.000%	7/1/24	4,250	4,887
Gilbert AZ GO	5.000%	7/1/20	14,000	14,922
Gilbert AZ GO	5.000%	7/1/21	6,655	7,264
Gilbert AZ Waterworks & Sewer System Revenue	5.000%	7/1/25	1,750	2,039
Gilbert AZ Waterworks & Sewer System Revenue	5.000%	7/1/27	2,525	2,974
Glendale AZ Excise Tax Revenue	5.000%	7/1/27	3,495	4,122
Glendale AZ Excise Tax Revenue	5.000%	7/1/29	2,500	2,922
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/18	3,325	3,329
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/19	2,000	2,058
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/20	1,500	1,584
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/21	1,500	1,587
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/22	3,500	3,698
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/23	3,805	4,021
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/25	3,750	3,963
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/26	2,890	3,051
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/27	5,000	5,277
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/30	14,000	14,742
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/19	4,185	4,340
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/20	2,770	2,943
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/21	2,990	3,244
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/22	3,140	3,467
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/30	8,745	9,889
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/31	6,415	7,232
Goodyear AZ Public Improvement Corp. Municipal Facilities Revenue	5.000%	7/1/19	1,455	1,508
Goodyear AZ Public Improvement Corp. Municipal Facilities Revenue	5.000%	7/1/20	1,695	1,803
Goodyear AZ Public Improvement Corp. Municipal Facilities Revenue	4.000%	7/1/30	1,775	1,874
Goodyear AZ Public Improvement Corp. Municipal Facilities Revenue	4.000%	7/1/31	1,500	1,577
Goodyear AZ Public Improvement Corp. Municipal Facilities Revenue	4.000%	7/1/31	1,400	1,472
Maricopa County AZ Community College District GO	5.000%	7/1/21	9,495	10,358
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health
Obligated Group)	5.000%	1/1/27	8,050	9,478
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health
Obligated Group)	5.000%	1/1/28	15,205	18,090
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health
Obligated Group)	4.000%	1/1/32	12,000	12,591
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health
Obligated Group)	5.000%	1/1/32	9,045	10,334
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health
Obligated Group)	5.000%	1/1/34	7,455	8,433
Maricopa County AZ Regional Public Transportation Authority Excise Tax Revenue	5.000%	7/1/19 (Prere.)	6,220	6,447
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	4.000%	7/1/20	1,355	1,414
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	5.250%	7/1/23 (Prere.)	690	790
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	5.500%	7/1/23 (Prere.)	480	555
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	5.500%	7/1/23 (Prere.)	375	434
Maricopa County AZ Unified School District GO	5.000%	7/1/22	8,450	9,393
Maricopa County AZ Unified School District No. 48 (Scottsdale) GO	4.000%	7/1/29	1,600	1,745
Maricopa County AZ Unified School District No. 48 (Scottsdale) GO	4.000%	7/1/30	1,425	1,542
Maricopa County AZ Unified School District No. 48 (Scottsdale) GO	4.000%	7/1/31	2,000	2,154
Mesa AZ Utility System Revenue	5.000%	7/1/19 (14)	10,000	10,369
Mesa AZ Utility System Revenue	5.000%	7/1/21 (14)	11,900	12,951
Mesa AZ Utility System Revenue	4.000%	7/1/32	6,700	7,112
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/18 (Prere.)	5,000	5,027
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/18 (Prere.)	2,235	2,247
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/20 (Prere.)	9,555	10,142
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/20 (Prere.)	13,330	14,149
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/27	2,480	2,934
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/30	3,895	4,563
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/31	12,440	14,453
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/32	1,515	1,759
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/33	4,500	5,205

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/34	2,000	2,304
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/35	2,000	2,301
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/35	24,500	28,082
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/36	4,190	4,810
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/36	19,000	21,729
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/37	3,085	3,536
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/37	20,065	22,913
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/38	4,000	4,578
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/22	11,000	12,214
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/22	6,235	6,923
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	4.000%	7/1/28	2,730	3,012
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	4.000%	7/1/28	6,440	7,104
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.500%	7/1/24	2,500	2,515
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/20	3,010	3,205
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/22	11,010	12,225
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/23	7,000	7,908
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/24	7,810	8,957
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/25	9,000	10,311
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/26	7,000	8,002
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/27	2,565	2,921
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/31	9,440	10,961
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/32	12,785	14,784
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/33	11,330	13,057
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/34	12,815	14,688
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/35	10,000	11,438
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/36	8,750	9,988
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/37	8,700	9,924
Pima County AZ GO	4.000%	7/1/21	6,000	6,347
Pima County AZ Industrial Development Authority Revenue (Tucson Electric Power Co. Project)	4.000%	9/1/29	12,000	12,569
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/22	3,000	3,326
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/23	3,500	3,949
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/26	3,590	4,021
Pima County AZ Sewer Revenue	5.000%	7/1/20	4,000	4,259
Pima County AZ Sewer Revenue	5.000%	7/1/21	4,400	4,788
Pima County AZ Sewer Revenue	5.000%	7/1/24	5,800	6,634
Pima County AZ Sewer Revenue	5.000%	7/1/25	5,010	5,820
Pima County AZ Tucson Unified School District No. 1 GO	5.000%	7/1/24 (15)	1,040	1,190
Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/22	2,010	2,255
Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/23	1,000	1,143
Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/25	1,000	1,157
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/26	13,560	15,973
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/28	5,000	5,930
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/28	11,485	13,838
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/29	3,060	3,616
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/30	18,410	22,007
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/31	8,565	10,182
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/32	6,550	7,738
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/34	5,000	5,770
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/34	23,970	27,138
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/35	10,000	11,294
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/36	14,000	16,087
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/38	5,000	5,801
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	25	26
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/21	4,045	4,424
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/22	4,335	4,806
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/23	8,440	9,478
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	4,510	5,123
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/25	19,125	21,883
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	2,790	3,227
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	270	315
Scottsdale AZ GO	5.000%	7/1/22	3,000	3,344
Scottsdale AZ GO	4.000%	7/1/24	3,015	3,301
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/22	12,415	13,811
Tempe AZ GO	4.000%	7/1/25	5,745	6,319
Tucson AZ GO	5.000%	7/1/19 (Prere.)	1,000	1,036
Tucson AZ GO	5.000%	7/1/19 (Prere.)	1,000	1,036
Tucson AZ Water System Revenue	5.000%	7/1/23	3,500	3,954
Tucson AZ Water System Revenue	5.000%	7/1/28	1,740	2,068

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tucson AZ Water System Revenue	5.000%	7/1/29	1,750	2,072
University Medical Center Corp. Arizona Hospital Revenue	6.250%	7/1/19 (Prere.)	1,500	1,574
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/24	1,200	1,349
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/25	1,250	1,404
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/32	1,010	1,130
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.250%	8/1/32	1,500	1,702
				1,209,054
Arkansas (0.3%)
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health) PUT	3.750%	9/1/25	49,000	49,808
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/22	380	414
Arkansas Federal Highway Grant Anticipation & Tax Revenue GO	5.000%	10/1/24	10,105	11,645
Pulaski County AR Hospital Revenue (Arkansas Children’s Hospital)	5.000%	3/1/30	1,290	1,479
Pulaski County AR Hospital Revenue (Arkansas Children’s Hospital)	5.000%	3/1/31	2,390	2,727
Pulaski County AR Hospital Revenue (Arkansas Children’s Hospital)	5.000%	3/1/32	3,000	3,406
Pulaski County AR Hospital Revenue (Arkansas Children’s Hospital)	5.000%	3/1/33	3,305	3,739
Pulaski County AR Hospital Revenue (Arkansas Children’s Hospital)	5.000%	3/1/34	2,815	3,170
Rogers AR Sales & Use Tax Revenue	2.125%	11/1/29	1,605	1,599
2 Springdale AR Sales and Use Revenue	5.000%	4/1/26 (15)	2,620	2,962
2 Springdale AR Sales and Use Revenue	5.000%	4/1/27 (15)	1,500	1,691
2 Springdale AR Sales and Use Revenue	5.000%	4/1/28 (15)	1,000	1,125
2 Springdale AR Sales and Use Revenue	4.000%	4/1/30 (15)	2,670	2,792
2 Springdale AR Sales and Use Revenue	4.000%	4/1/31 (15)	2,860	2,980
2 Springdale AR Sales and Use Revenue	5.000%	4/1/37 (15)	13,550	14,914
Springdale AR School District No. 50 GO	4.000%	6/1/26	4,505	4,778
Springdale AR School District No. 50 GO	4.000%	6/1/27	3,500	3,705
Springdale AR School District No. 50 GO	4.000%	6/1/32	4,500	4,732
Springdale AR School District No. 50 GO	4.000%	6/1/33	5,500	5,766
University of Arkansas Revenue	4.000%	11/1/18	600	607
University of Arkansas Revenue	5.000%	11/1/19	600	627
University of Arkansas Revenue	5.000%	11/1/20	855	917
University of Arkansas Revenue	5.000%	11/1/25	525	612
University of Arkansas Revenue	5.000%	11/1/26	600	707
University of Arkansas Revenue	5.000%	11/1/29	700	817
University of Arkansas Revenue	5.000%	11/1/31	800	928
University of Arkansas Revenue	5.000%	11/1/33	1,000	1,151
University of Arkansas Revenue	5.000%	11/1/34	1,000	1,145
University of Arkansas Revenue	5.000%	11/1/36	1,200	1,368
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/22	2,000	2,237
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/23	1,280	1,453
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/25	2,000	2,277
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/25	1,815	1,986
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/26	2,190	2,488
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/26	1,075	1,176
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/27	1,695	1,855
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/28	3,210	3,633
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/29	3,355	3,792
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/30	2,555	2,884
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/27	1,000	1,128
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/28	3,000	3,380
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/29	1,970	2,216
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/30	2,000	2,247
				165,063
California (11.4%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/27	1,375	1,504
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/29	2,795	3,048
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure
Financing Program)	5.000%	9/2/21	160	175
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure
Financing Program)	5.000%	9/2/22	1,450	1,610
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure
Financing Program)	5.000%	9/2/26 (4)	1,875	2,196
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure
Financing Program)	5.000%	9/2/27 (4)	2,330	2,761
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure
Financing Program)	5.000%	9/2/29 (4)	940	1,103
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure
Financing Program)	5.000%	9/2/33 (4)	750	860
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure
Financing Program)	5.000%	9/2/34 (4)	450	512
Alameda CA Corridor Transportation Authority Revenue	5.000%	3/1/21	3,250	3,531
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/34	6,500	7,225

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Alameda County CA Joint Powers Authority Lease Revenue	5.250%	12/1/27	3,000	3,458
Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/30	12,395	14,055
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/21 (Prere.)	2,195	2,416
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/27	4,005	4,495
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/29	5,000	5,582
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/30	9,000	10,017
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/33	5,000	5,533
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/35	5,000	5,516
Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	4/1/21 (Prere.)	5,030	5,502
Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	4/1/21 (Prere.)	5,300	5,798
Antelope Valley-East Kern CA Water Agency Revenue	4.000%	6/1/20	1,010	1,056
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/30	7,900	8,552
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/31	4,680	5,032
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/32	12,670	13,542
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/33	11,840	12,607
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/34	25,295	26,732
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/35	39,965	42,141
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/37	26,415	27,728
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/38	20,000	20,947
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	38,860	38,944
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.350%	4/1/20	18,615	18,735
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	15,375	15,280
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.450%	4/1/21	14,500	14,685
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	7,200	7,152
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.650%	5/1/23	13,500	13,795
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	55,000	52,882
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	18,750	19,025
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	24,000	24,481
Beverly Hills CA Unified School District GO	0.000%	8/1/28	5,000	3,696
Beverly Hills CA Unified School District GO	0.000%	8/1/29	7,950	5,637
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20 (Prere.)	12,410	13,183
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20 (Prere.)	6,200	6,586
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20	90,065	95,749
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20	20,000	21,262
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	7,590	8,064
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	3,800	4,036
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/23 (ETM)	80	91
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24 (Prere.)	10	12
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24 (Prere.)	55	64
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24 (ETM)	35	41
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/28	15,020	17,463
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29	2,490	2,887
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	20,000	20,757
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	18,220	18,962
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	31,780	33,074
California Educational Facilities Authority Revenue (Loyola Marymount University)	0.000%	10/1/37 (14)	6,340	2,933
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/29	3,000	3,389
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/32	1,595	1,781
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/33	1,500	1,670
California GO	5.000%	12/1/18	85	85
California GO	5.000%	8/1/19	29,650	30,837
California GO	3.000%	9/1/19	7,000	7,114
California GO	5.000%	4/1/20	18,000	18,529
California GO	5.000%	8/1/20	40	40
California GO	5.000%	10/1/20	3,000	3,221
California GO	5.000%	11/1/20	68,080	73,255
California GO	5.000%	9/1/21	30,155	33,076
California GO	5.000%	3/1/22	26,540	29,409
California GO	5.000%	8/1/22	19,000	21,235
California GO	5.000%	8/1/22	4,880	5,454
California GO	5.000%	9/1/22	4,900	5,485
California GO	5.000%	9/1/22	5,620	6,291
California GO	5.000%	9/1/22	17,000	19,030
California GO	5.250%	10/1/22	15,000	15,706
California GO	5.000%	12/1/22	11,000	12,371

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.000%	9/1/23	9,770	11,133
California GO	5.000%	11/1/23	14,700	16,804
California GO	5.000%	12/1/23	34,000	38,916
California GO	5.000%	3/1/24	30,065	34,505
California GO	5.000%	5/1/24	35,000	40,266
California GO	5.000%	10/1/24	38,000	44,012
California GO	5.000%	10/1/24	10,500	12,161
California GO	5.000%	3/1/25	15,035	17,515
California GO	5.000%	10/1/25	34,000	39,996
California GO	5.000%	10/1/25	20,000	22,515
California GO	5.000%	11/1/25	33,000	38,241
California GO	5.000%	10/1/26	31,195	35,056
California GO	3.500%	8/1/27	21,000	22,669
California GO	5.000%	10/1/27	11,250	12,615
California GO	5.250%	10/1/27	26,440	29,197
California GO	5.000%	11/1/27	17,380	19,723
California GO	5.000%	2/1/28	12,500	13,973
California GO	5.000%	11/1/28	9,175	10,387
California GO	5.000%	11/1/28	7,770	9,323
California GO	5.000%	12/1/28	3,575	4,054
California GO	5.750%	4/1/29	2,395	2,483
California GO	5.000%	9/1/29	5,600	6,582
California GO	5.250%	9/1/29	10,460	11,920
California GO	5.000%	10/1/29	10,000	11,479
California GO	5.000%	10/1/29	27,000	28,193
California GO	5.250%	3/1/30	29,500	31,357
California GO	5.000%	5/1/30	30,000	34,099
California GO	4.000%	8/1/30	12,400	13,346
California GO	5.000%	8/1/30	15,000	17,547
California GO	5.000%	9/1/30	4,500	4,927
California GO	5.250%	9/1/30	25,480	29,010
California GO	5.000%	11/1/30	4,925	5,864
California GO	5.750%	4/1/31	79,190	82,012
California GO	4.000%	8/1/31	27,000	28,918
California GO	4.000%	9/1/31	7,660	8,215
California GO	5.000%	10/1/31	24,000	27,397
California GO	5.000%	11/1/31	17,395	20,631
California GO	5.000%	2/1/32	50,640	56,248
California GO	4.000%	8/1/32	8,000	8,520
California GO	4.000%	9/1/32	5,000	5,336
California GO	5.000%	9/1/32	6,500	7,561
California GO	5.000%	10/1/32	11,000	12,529
California GO	5.000%	2/1/33	60,000	66,475
California GO	6.500%	4/1/33	54,500	56,805
California GO	4.000%	8/1/33	26,000	27,593
California GO	5.000%	8/1/33	14,000	16,198
California GO	4.000%	9/1/33	26,000	27,647
California GO	5.000%	10/1/33	6,000	6,815
California GO	4.000%	8/1/34	4,980	5,237
California GO	5.000%	9/1/34	1,640	1,891
California GO	5.000%	10/1/34	10,000	11,308
California GO	4.000%	9/1/35	10,000	10,543
California GO	4.000%	9/1/35	9,000	9,489
California GO	5.000%	11/1/35	2,250	2,624
California GO PUT	3.000%	12/1/19	6,000	6,074
California GO PUT	4.000%	12/1/21	13,300	14,021
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/27	19,000	20,560
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/28	9,180	9,936
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/25	5,000	5,501
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/26	5,000	5,479
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/27	3,845	4,212
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/26	2,475	2,762
California Health Facilities Financing Authority Revenue (Kaiser Permanente)	5.000%	11/1/27	39,070	47,282
California Health Facilities Financing Authority Revenue (Kaiser Permanente)	4.000%	11/1/38	42,940	44,172
California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	5,095	5,698
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated
Group) PUT	4.000%	10/1/24	41,510	45,050
California Health Facilities Financing Authority Revenue (Scripps Health)	5.500%	10/1/20	4,000	4,063
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	10/1/21	7,110	7,205
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.250%	7/1/21	25,980	27,029
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.500%	7/1/29	15,000	15,668

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	12,500	13,396
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/18/22	1,510	1,683
California Health Facilities Financing Authority Revenue (Stanford Health Care Obligated Group)	5.000%	11/15/33	5,000	5,847
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/20 (Prere.)	4,500	4,864
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/20 (Prere.)	10,000	10,892
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/29	1,750	2,061
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/30	2,750	3,226
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/31	2,005	2,343
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/32	2,250	2,619
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/33	4,000	4,630
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/33	2,250	2,605
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/34	3,400	3,900
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/37	2,000	2,276
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/38	5,635	6,389
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/32	2,445	2,898
1 California Infrastructure & Economic Development Bank Revenue (The Colburn School) PUT	2.750%	6/1/20	10,100	10,139
California Municipal Finance Authority (Community Hospitals of Central California Obligated Group)
COP	5.000%	2/1/19 (Prere.)	1,575	1,614
California Municipal Finance Authority (Community Hospitals of Central California Obligated Group)
COP	5.000%	2/1/19 (Prere.)	1,740	1,783
California Municipal Finance Authority (Community Hospitals of Central California Obligated Group)
COP	5.250%	2/1/19 (Prere.)	5,050	5,183
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/29	1,000	1,159
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/32	2,190	2,510
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/35	1,755	1,989
California Municipal Finance Authority Revenue (University of La Verne)	5.750%	6/1/20 (Prere.)	8,525	9,189
California Municipal Finance Authority Revenue (University of La Verne)	6.125%	6/1/20 (Prere.)	3,000	3,257
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/27	7,420	8,220
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	10/1/27	1,325	1,531
California Public Works Board Lease Revenue (Department of General Services)	6.125%	4/1/19 (Prere.)	2,000	2,080
California Public Works Board Lease Revenue (Department of General Services)	6.125%	4/1/19 (Prere.)	5,000	5,201
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/27	5,000	5,626
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/23	750	852
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/24	900	1,037
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/24	10,000	10,984
California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/25	7,000	7,741
California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/26	5,000	5,531
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/27	3,145	3,523
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/27	13,000	14,200
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/28	8,000	8,738
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/29	4,250	4,743
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/29	10,705	11,693
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/30	3,930	4,376
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/31	5,000	5,556
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/33	3,350	3,706
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	12/1/21 (Prere.)	8,145	8,997
California Public Works Board Lease Revenue (Various Capital Projects)	3.000%	4/1/19	4,740	4,795
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/19	8,155	8,418
California Public Works Board Lease Revenue (Various Capital Projects)	6.250%	11/1/19 (Prere.)	13,665	14,572
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	4/1/20	9,265	9,632
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/20	2,700	2,858
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/20	8,975	9,520
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/20	7,460	8,008
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	4/1/21	5,000	5,276
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/21	3,000	3,256
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/21	5,000	5,427
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	11,046
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/22	6,075	6,732
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/23	4,510	5,084
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/23	3,065	3,455
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/27	3,085	3,405
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	11/1/30	8,245	8,827
California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/30	2,495	2,872
California Public Works Board Lease Revenue (Various Capital Projects)	5.125%	10/1/31	4,260	4,654
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	11/1/31	20,000	21,305
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/32	9,650	10,570
California State University Systemwide Revenue	5.000%	5/1/19 (Prere.)	14,775	15,258
California State University Systemwide Revenue	5.750%	5/1/19 (Prere.)	5,000	5,200
California State University Systemwide Revenue	5.000%	11/1/20	2,000	2,156
California State University Systemwide Revenue	5.000%	11/1/28	3,540	4,186
California State University Systemwide Revenue	5.250%	11/1/28	7,395	8,187

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California State University Systemwide Revenue	5.250%	11/1/29	7,790	8,616
California State University Systemwide Revenue	5.000%	11/1/30	8,280	9,858
California State University Systemwide Revenue	5.000%	11/1/30	24,850	28,522
California State University Systemwide Revenue	5.000%	11/1/30	3,350	3,930
California State University Systemwide Revenue	5.250%	11/1/30	7,960	8,796
California State University Systemwide Revenue	5.000%	11/1/31	5,690	6,734
California State University Systemwide Revenue	5.000%	11/1/31	21,630	24,812
California State University Systemwide Revenue	5.000%	11/1/31	4,600	5,371
California State University Systemwide Revenue	5.250%	11/1/31	4,000	4,416
California State University Systemwide Revenue	5.000%	11/1/32	2,500	2,939
California State University Systemwide Revenue	5.000%	11/1/32	10,000	11,445
California State University Systemwide Revenue	5.000%	11/1/32	10,000	11,621
California State University Systemwide Revenue	5.000%	11/1/33	8,000	9,364
California State University Systemwide Revenue	5.000%	11/1/33	1,000	1,170
California State University Systemwide Revenue	5.000%	11/1/33	20,000	22,840
California State University Systemwide Revenue	5.000%	11/1/34	10,270	11,950
California State University Systemwide Revenue	5.000%	11/1/34	1,000	1,164
California State University Systemwide Revenue	5.000%	11/1/34	24,190	27,563
California State University Systemwide Revenue	5.000%	11/1/35	12,825	14,889
California State University Systemwide Revenue	5.000%	11/1/35	4,355	4,951
California State University Systemwide Revenue	5.000%	11/1/36	11,585	13,420
California State University Systemwide Revenue PUT	3.000%	11/1/19	6,700	6,770
California Statewide Communities Development Authority Revenue (Daughters of Charity Health
System)	5.750%	7/1/24	3,520	3,528
California Statewide Communities Development Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/28	5,925	6,511
California Statewide Communities Development Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/29	2,000	2,184
California Statewide Communities Development Authority Revenue (Loma Linda University
Medical Center)	5.250%	12/1/29	5,000	5,495
California Statewide Communities Development Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/30	3,500	3,808
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/25	1,000	1,139
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/26	1,000	1,146
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/27	1,000	1,142
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/30	2,000	2,256
Capistrano CA Unified School District Special Tax Revenue	4.000%	9/1/23 (15)	6,435	6,595
Cerritos CA Community College District GO	0.000%	8/1/28	1,000	724
Cerritos CA Community College District GO	0.000%	8/1/30	1,850	1,241
Cerritos CA Community College District GO	0.000%	8/1/31	1,000	641
Chabot-Las Positas CA Community College District GO	5.000%	8/1/27	7,000	7,940
Chabot-Las Positas CA Community College District GO	5.000%	8/1/30	15,000	16,919
Chabot-Las Positas CA Community College District GO	5.000%	8/1/31	5,000	5,629
Chabot-Las Positas CA Community College District GO	5.000%	8/1/32	17,000	19,095
Chaffey CA Community College District GO	5.000%	6/1/24	1,120	1,297
Chaffey CA Community College District GO	5.000%	6/1/29	1,250	1,424
Chaffey CA Community College District GO	5.000%	6/1/30	2,000	2,272
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/26 (4)	800	919
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/27 (4)	2,340	2,682
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/29 (4)	1,300	1,478
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/23	1,080	1,208
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/24	1,130	1,280
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/25	1,145	1,309
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/26	1,255	1,421
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/27	1,320	1,481
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/28	1,380	1,540
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/29	1,445	1,605
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/30	1,400	1,549
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/31	1,600	1,763
Contra Costa CA Community College District GO	5.000%	8/1/29	2,000	2,264
Contra Costa CA Community College District GO	5.000%	8/1/30	3,000	3,389
Contra Costa CA Community College District GO	5.000%	8/1/34	4,000	4,457
Corona-Norco CA Unified School District GO	4.000%	8/1/35	5,240	5,503
Corona-Norco CA Unified School District GO	4.000%	8/1/36	5,550	5,808
Cupertino CA Union School District GO	5.000%	8/1/35	1,000	1,104
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/30	6,830	8,185
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/31	10,900	12,984

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/32	6,590	7,809
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/33	7,250	8,553
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/26	2,575	2,917
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/27	2,000	2,261
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/28	3,000	3,385
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/28	2,655	2,947
Eastern California Municipal Water District Water & Sewer Revenue	4.000%	7/1/34	5,730	5,986
Eastern California Municipal Water District Water & Wastewater Revenue	4.000%	7/1/35	8,125	8,470
El Dorado CA Irrigation District Revenue	5.000%	3/1/22 (4)	1,035	1,152
El Dorado CA Irrigation District Revenue	5.000%	3/1/23 (4)	1,750	1,935
El Dorado CA Irrigation District Revenue	5.000%	3/1/24 (4)	1,000	1,105
El Dorado CA Irrigation District Revenue	5.000%	3/1/25 (4)	1,000	1,103
El Dorado CA Irrigation District Revenue	5.000%	3/1/26 (4)	2,485	2,730
El Dorado CA Irrigation District Revenue	5.000%	3/1/27 (4)	2,110	2,310
El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	2,000	2,185
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	3,060	3,411
El Monte CA High School District GO	5.500%	6/1/19 (Prere.)	2,630	2,735
El Monte CA High School District GO	5.500%	6/1/19 (Prere.)	2,355	2,449
El Segundo CA Unified School District GO	0.000%	8/1/28	2,705	1,938
El Segundo CA Unified School District GO	0.000%	8/1/29	8,655	5,937
El Segundo CA Unified School District GO	0.000%	8/1/30	9,160	6,025
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/23	775	876
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/24	1,000	1,144
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/25	750	870
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/26	1,155	1,331
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/30 (15)	1,130	1,280
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/31 (15)	1,750	1,975
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/32 (15)	1,365	1,535
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/23 (14)	2,875	2,477
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/24 (14)	1,700	1,413
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/25 (14)	2,055	1,653
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/26 (14)	2,985	2,312
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/28 (14)	2,875	2,040
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/28	20,090	17,435
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/29	2,000	1,753
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.250%	1/15/33	2,000	2,336
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.500%	1/15/23	40,500	45,420
Gavilan CA Joint Community College District GO	5.000%	8/1/30	5,000	5,720
Gavilan CA Joint Community College District GO	5.000%	8/1/31	6,000	6,852
Gilroy CA Unified School District GO	0.000%	8/1/30 (ETM)	255	182
Gilroy CA Unified School District GO	0.000%	8/1/30 (12)	5,245	3,475
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/25	7,500	8,517
Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/26 (4)	5,000	3,959
Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/27 (2)	5,000	3,812
Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/28 (2)	51,635	37,755
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33	17,000	19,108
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/34	6,000	6,712
Hacienda La Puente CA Unified School District GO	5.000%	8/1/25 (4)	7,000	8,245
Hayward CA Unified School District GO	5.000%	8/1/28 (4)	2,720	3,067
Hayward CA Unified School District GO	5.000%	8/1/28 (4)	3,795	4,280
Hayward CA Unified School District GO	5.000%	8/1/29 (4)	2,575	2,888
Hayward CA Unified School District GO	5.000%	8/1/29 (4)	4,315	4,840
Huntington Beach CA City School District GO	4.000%	8/1/34	1,000	1,058
Huntington Beach CA City School District GO	4.000%	8/1/36	1,000	1,053
Huntington Beach CA City School District GO	4.000%	8/1/37	1,000	1,052
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20 (Prere.)	5,200	5,599
Imperial CA Irrigation District Electric Revenue	4.000%	11/1/34	3,735	3,919
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/28	1,025	1,148
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,000	1,111
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,190	1,313
La Mesa-Spring Valley CA School District GO	0.000%	8/1/23 (14)	2,090	1,807
La Mesa-Spring Valley CA School District GO	0.000%	8/1/25 (14)	3,635	2,929
La Mesa-Spring Valley CA School District GO	0.000%	8/1/27 (14)	1,500	1,106
La Mesa-Spring Valley CA School District GO	0.000%	8/1/28 (14)	3,170	2,242
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/30	3,125	3,537
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/20	50	54
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/23	255	287
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.000%	11/15/24	170	191
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.500%	11/15/28	150	179
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/18 (2)	5,495	5,596
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/19 (2)	3,970	4,182

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/20 (2)	3,250	3,531
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/21 (2)	7,645	8,522
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/22 (2)	3,535	4,030
Long Beach CA Unified School District GO	0.000%	8/1/23 (12)	1,995	1,745
Long Beach CA Unified School District GO	0.000%	8/1/26 (12)	1,475	1,154
Los Angeles CA Community College District GO	5.000%	8/1/19 (Prere.)	7,210	7,501
Los Angeles CA Community College District GO	5.250%	8/1/19 (Prere.)	4,145	4,325
Los Angeles CA Community College District GO	5.000%	8/1/22	6,000	6,729
Los Angeles CA Community College District GO	5.000%	8/1/23	10,000	11,433
Los Angeles CA Community College District GO	5.000%	8/1/27	24,895	28,801
Los Angeles CA Community College District GO	5.000%	8/1/28	3,000	3,459
Los Angeles CA Community College District GO	5.000%	8/1/30	30,500	34,979
Los Angeles CA Community College District GO	4.000%	8/1/32	21,000	22,261
Los Angeles CA Community College District GO	4.000%	8/1/33	20,000	21,143
Los Angeles CA Community College District GO	4.000%	8/1/33	4,805	5,080
Los Angeles CA Community College District GO	5.000%	8/1/36	8,465	9,740
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/28	12,750	13,628
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/29	5,000	5,344
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/27	7,985	9,227
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	22,715	25,732
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	2,565	2,969
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	11,185	12,612
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	3,000	3,510
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	2,300	2,675
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	23,055	26,721
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	2,500	2,897
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	2,750	3,142
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	16,270	18,843
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	11,140	12,893
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	17,720	20,449
Los Angeles CA Harbor Department Revenue	5.000%	8/1/22	1,000	1,119
Los Angeles CA Harbor Department Revenue	5.000%	8/1/23	1,000	1,140
Los Angeles CA Harbor Department Revenue	5.000%	8/1/28	6,930	7,198
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/29	7,000	8,221
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/30	10,000	11,678
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/34	10,875	11,378
Los Angeles CA Unified School District GO	5.000%	7/1/20	33,000	35,281
Los Angeles CA Unified School District GO	5.000%	7/1/22	20,000	22,419
Los Angeles CA Unified School District GO	5.000%	7/1/22	49,000	54,927
Los Angeles CA Unified School District GO	5.250%	7/1/23	8,835	9,193
Los Angeles CA Unified School District GO	5.000%	7/1/26	20,000	23,111
Los Angeles CA Unified School District GO	5.000%	7/1/26	10,000	11,974
Los Angeles CA Unified School District GO	5.000%	7/1/26	7,500	7,777
Los Angeles CA Unified School District GO	5.000%	7/1/27	10,625	12,914
Los Angeles CA Unified School District GO	5.250%	7/1/28	8,000	8,565
Los Angeles CA Unified School District GO	5.000%	7/1/29	1,400	1,613
Los Angeles CA Unified School District GO	5.200%	7/1/29	6,295	6,539
Los Angeles CA Unified School District GO	3.000%	7/1/31	20,135	19,983
Los Angeles CA Unified School District GO	3.000%	7/1/32	10,895	10,697
Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	11,758
Los Angeles CA Unified School District GO	5.000%	7/1/35	27,000	31,673
Los Angeles CA Unified School District GO	5.000%	7/1/36	25,525	29,873
Los Angeles CA Unified School District GO	5.000%	7/1/37	12,500	14,618
Los Angeles CA Wastewater System Revenue	5.000%	6/1/19 (Prere.)	6,520	6,750
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	5,000	5,956
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	2,000	2,382
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	5,000	5,929
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	2,500	2,951
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	2,000	2,340
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	3,000	3,510
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	4,000	4,670
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	2,750	3,297
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/27	4,000	4,796
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	8,625	10,319
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	9,145	10,889
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31	16,000	18,927
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	18,870	22,188
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	5,005	5,929
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	5,165	6,051
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	14,815	17,354
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	12,500	14,544

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	16,845	19,556
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	16,000	18,533
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	20,500	23,727
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/27	1,475	1,634
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/28	2,000	2,214
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/29	2,365	2,613
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/32	3,000	3,303
Los Angeles County CA Unified School District GO	5.000%	7/1/27	63,340	75,482
M-S-R California Energy Authority Revenue	7.000%	11/1/34	6,000	8,365
Menifee CA Union School District Public Financing Authority Revenue	5.000%	9/1/21	1,090	1,191
Menifee CA Union School District Public Financing Authority Revenue	5.000%	9/1/23	1,000	1,132
Menifee CA Union School District Public Financing Authority Revenue	5.000%	9/1/27	1,000	1,169
Menifee CA Union School District Public Financing Authority Revenue	5.000%	9/1/31 (14)	1,310	1,501
Mount Diablo CA Unified School District GO	5.000%	8/1/29	6,415	7,145
Mount Diablo CA Unified School District GO	5.000%	8/1/30	5,510	6,127
Mount Diablo CA Unified School District GO	5.000%	8/1/32	12,910	14,301
Mount San Antonio CA Community College District GO	0.000%	8/1/28	3,000	2,849
Napa Valley CA Unified School District GO	4.000%	8/1/26	2,655	2,865
Napa Valley CA Unified School District GO	4.000%	8/1/27	5,130	5,524
Napa Valley CA Unified School District GO	4.000%	8/1/28	6,000	6,434
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/21	4,500	4,911
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/22	1,500	1,667
Oakland CA Unified School District GO	6.250%	8/1/18	1,000	1,011
Oakland CA Unified School District GO	6.250%	8/1/19	1,150	1,215
Oakland CA Unified School District GO	5.000%	8/1/23 (4)	2,000	2,285
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	2,295	2,708
Oakland CA Unified School District GO	5.000%	8/1/26 (4)	2,820	3,313
Orange County CA Airport Revenue	5.250%	7/1/25	6,480	6,733
Orange County CA Sanitation District COP	5.000%	2/1/19 (Prere.)	7,250	7,431
Orange County CA Sanitation District COP	5.000%	2/1/19 (Prere.)	4,510	4,622
Palo Alto CA Unified School District GO	0.000%	8/1/23	13,900	12,296
Palo Alto CA Unified School District GO	0.000%	8/1/28	20,320	15,022
Palo Alto CA Unified School District GO	0.000%	8/1/29	19,530	13,895
Palo Alto CA Unified School District GO	0.000%	8/1/31	12,305	8,059
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	9,300	5,485
Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	5,000	3,629
Peralta CA Community College District Revenue	5.000%	8/1/28	3,000	3,446
Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/20	1,035	1,112
Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/22	1,135	1,272
Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/23	1,200	1,368
Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/24	1,260	1,454
Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/25	1,315	1,536
Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/31	3,220	3,661
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/24	3,550	4,112
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/25	5,580	6,563
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/28	2,190	2,514
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/28	2,190	2,510
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/29	4,830	5,515
Poway CA Unified School District GO	0.000%	8/1/29	5,000	3,414
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27 (15)	2,750	3,162
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29 (15)	2,235	2,541
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30 (15)	1,745	1,977
Rancho Santiago CA Community College District GO	5.000%	9/1/25	6,690	7,602
Rancho Santiago CA Community College District GO	5.000%	9/1/26	16,145	18,320
Redding CA Electric System Revenue COP	5.000%	6/1/18 (Prere.)	3,980	3,991
Redding CA Electric System Revenue COP	5.000%	6/1/18 (Prere.)	4,545	4,557
Redding CA Electric System Revenue COP	5.000%	6/1/18 (Prere.)	2,695	2,702
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30 (15)	2,885	3,309
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31 (15)	3,050	3,479
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32 (15)	3,125	3,551
Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27 (4)	1,150	1,370
Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/28 (4)	1,500	1,778
Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/30 (4)	1,375	1,613
Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/31	9,575	10,873
Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/33	3,495	3,941
Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/34	12,070	13,602
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/23	3,000	3,423
Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	4,980	5,724
Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	7,805	8,972
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/37	2,600	3,017

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/37	15,000	17,522
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/25	8,790	6,804
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/26	3,375	2,500
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/27	6,415	4,541
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/28	9,395	6,327
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/29	11,075	7,118
Rocklin CA Unified School District GO	0.000%	8/1/22 (14)	5,450	4,923
Roseville CA Joint Union High School District GO	0.000%	8/1/27 (4)	2,915	2,211
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/20	4,745	4,972
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/23	115	126
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/25	235	263
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/26	170	193
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/28	160	183
Sacramento CA City Financing Authority Revenue	5.000%	12/1/21 (15)	1,810	1,999
Sacramento CA City Financing Authority Revenue	5.000%	12/1/23 (15)	750	860
Sacramento CA City Financing Authority Revenue	5.000%	12/1/24 (15)	1,515	1,761
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/25 (14)	13,125	10,302
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/30 (14)	11,000	6,901
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20 (Prere.)	270	288
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20 (Prere.)	445	475
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/24	450	479
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/26	755	803
Sacramento County CA Airport Revenue	5.500%	7/1/27	7,870	7,919
Sacramento County CA Airport Revenue	5.500%	7/1/28	5,000	5,031
Sacramento County CA Airport Revenue	5.625%	7/1/29	5,485	5,520
Sacramento County CA GO	5.250%	2/1/19	4,940	5,061
Sacramento County CA GO	5.500%	2/1/20	4,700	4,984
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/26	1,000	1,173
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/28	1,120	1,305
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/30	2,000	2,276
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/31	1,000	1,155
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/31	3,000	3,406
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/35	1,000	1,141
San Bernardino CA City Unified School District GO	5.000%	8/1/29 (4)	1,960	2,179
San Bernardino CA City Unified School District GO	5.000%	8/1/30 (4)	1,180	1,308
San Bernardino CA City Unified School District GO	5.000%	8/1/31 (4)	1,320	1,459
San Bernardino CA City Unified School District GO	5.000%	8/1/32 (4)	1,400	1,541
San Bernardino CA Community College District GO	0.000%	8/1/22 (4)	3,535	3,206
San Bernardino CA Community College District GO	0.000%	8/1/23 (4)	5,000	4,409
San Bernardino CA Community College District GO	5.000%	8/1/24	12,065	13,730
San Bernardino CA Community College District GO	5.000%	8/1/25	13,965	15,855
San Bernardino CA Community College District GO	5.000%	8/1/26	14,080	15,949
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/19	8,500	8,840
San Diego CA Community College District GO	5.250%	8/1/19 (Prere.)	3,325	3,470
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	7,400	8,116
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	3,895	4,272
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	8,350	9,158
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	4,000	4,387
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	4,315	4,733
San Diego CA Community College District GO	4.000%	8/1/32	19,000	20,321
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/23	10,000	11,410
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/24	13,615	15,809
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/20	7,690	8,229
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/28	6,000	7,166
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/29	8,560	10,188
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/31	5,160	6,082
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/32	4,790	5,615
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/33	15,835	18,498
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/34	12,645	14,670
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/35	12,100	13,990
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	9,255	10,664
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	17,020	21,432
San Diego CA Unified School District GO	0.000%	7/1/30	17,310	11,473
San Diego CA Unified School District GO	0.000%	7/1/36	1,000	501
San Diego CA Unified School District GO	0.000%	7/1/38	5,220	2,396
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28	2,500	2,652
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,275	6,196
San Diego County CA Water Authority Revenue	5.000%	5/1/34	10,500	12,112
San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/30	5,000	5,813
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/24	1,065	1,239
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/26	1,430	1,684

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County COP	5.000%	4/1/28	12,425	14,369
San Francisco CA City & County COP	4.000%	4/1/30	16,775	17,871
San Francisco CA City & County COP	4.000%	4/1/33	12,465	13,118
San Francisco CA City & County COP	4.000%	4/1/35	10,000	10,430
San Francisco CA City & County COP	4.000%	4/1/36	10,000	10,397
San Francisco CA City & County GO	5.000%	6/15/27	10,000	11,338
San Francisco CA City & County GO	4.000%	6/15/28	25,000	26,991
San Francisco CA City & County GO	4.000%	6/15/29	15,000	16,149
San Francisco CA City & County International Airport Revenue	5.000%	5/1/20 (Prere.)	3,900	4,131
San Francisco CA City & County International Airport Revenue	5.000%	5/1/20 (Prere.)	2,135	2,262
San Francisco CA City & County International Airport Revenue	5.000%	5/1/21	2,865	3,039
San Francisco CA City & County International Airport Revenue	5.000%	5/1/22	5,235	5,549
San Francisco CA City & County International Airport Revenue	5.250%	5/1/22	5,500	5,694
San Francisco CA City & County International Airport Revenue	5.500%	5/1/26	3,370	3,500
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/33	9,030	10,410
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/33	2,545	2,934
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22 (Prere.)	14,000	15,617
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/28	10,030	11,973
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/30	8,040	8,645
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/30	1,870	2,011
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/30	15,000	16,400
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31	8,000	9,435
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/32	10,000	11,083
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	2,000	2,301
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/33	20,000	23,665
San Francisco CA City & County Unified School District GO	4.000%	6/15/31	13,670	14,250
San Francisco CA City & County Unified School District GO	4.000%	6/15/32	3,950	4,110
San Francisco CA City & County Unified School District GO	4.000%	6/15/33	8,885	9,344
San Francisco CA County Transportation Authority Sales Tax Revenue	4.000%	2/1/28	8,465	9,492
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/31	1,650	1,949
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/34	3,000	3,488
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/35	3,110	3,608
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/36	3,000	3,470
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/21 (14)	12,385	11,577
San Jose CA Airport Revenue	5.000%	3/1/27	2,275	2,576
San Jose CA Airport Revenue	5.000%	3/1/28	2,210	2,499
San Jose CA Redevelopment Agency Tax Allocation Revenue	6.500%	8/1/18 (Prere.)	25,385	25,681
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.250%	8/1/20 (Prere.)	2,400	2,580
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.375%	8/1/20 (Prere.)	1,175	1,267
San Jose-Evergreen CA Community College District GO	5.000%	9/1/29	1,510	1,734
San Jose-Evergreen CA Community College District GO	5.000%	9/1/30	3,445	3,944
San Jose-Evergreen CA Community College District GO	5.000%	9/1/30	2,745	3,143
San Jose-Evergreen CA Community College District GO	5.000%	9/1/31	3,840	4,382
San Jose-Evergreen CA Community College District GO	5.000%	9/1/31	3,010	3,435
San Jose-Evergreen CA Community College District GO	5.000%	9/1/32	3,095	3,522
San Marcos CA Unified School District GO	5.000%	8/1/36	3,330	3,850
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street Correctional
Center)	5.000%	6/15/27	2,000	2,293
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street Correctional
Center)	5.000%	6/15/28	2,520	2,882
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street Correctional
Center)	5.000%	6/15/29	1,675	1,910
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	4.625%	7/15/18 (Prere.)	1,000	1,006
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	5.250%	7/15/18 (Prere.)	2,000	2,015
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/29 (2)	3,535	2,374
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/30 (2)	3,535	2,256
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/32 (2)	3,535	2,043
San Ramon Valley CA Unified School District GO	5.000%	8/1/26	3,385	3,841
San Ramon Valley CA Unified School District GO	5.000%	8/1/27	1,080	1,222
Santa Ana CA Unified School District GO	0.000%	8/1/29 (14)	3,315	2,241
Santa Ana CA Unified School District GO	0.000%	8/1/30 (14)	2,150	1,392
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/26	700	817
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/28	1,000	1,160
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/29	1,035	1,197
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/30	1,010	1,164
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/31	1,000	1,148
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/32	1,500	1,716
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/33	1,500	1,710
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/35	2,650	3,000
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/36	1,750	1,975
Santa Clara Valley CA Water District Revenue	5.000%	6/1/32	2,000	2,313

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Santa Clara Valley CA Water District Revenue	5.000%	6/1/33	2,000	2,306
Santa Monica CA Community College District GO	0.000%	8/1/23	9,045	7,977
Santa Monica CA Community College District GO	5.000%	8/1/24	4,210	4,811
Santa Monica CA Community College District GO	5.000%	8/1/25	5,000	5,703
Santa Monica CA Community College District GO	5.000%	8/1/26	8,650	9,848
Santa Monica CA Community College District GO	0.000%	8/1/27	6,565	5,030
Santa Monica CA Community College District GO	5.000%	8/1/27	5,145	5,847
Santa Monica CA Community College District GO	0.000%	8/1/28	7,105	5,200
Santa Monica CA Community College District GO	0.000%	8/1/29	12,640	8,864
Santa Monica CA Community College District GO	5.000%	8/1/35	4,000	4,695
Santa Monica CA Community College District GO	5.000%	8/1/36	4,250	4,977
Santa Rosa CA Wastewater Revenue	0.000%	9/1/27 (2)	11,125	8,411
Simi Valley CA Unified School District GO	0.000%	6/1/29 (14)	6,000	4,098
Simi Valley CA Unified School District GO	0.000%	8/1/29 (4)	5,000	3,422
Southern California Public Power Authority Revenue	5.000%	7/1/22	10,000	10,667
Southern California Public Power Authority Revenue	5.000%	7/1/27	10,000	10,656
Southern California Public Power Authority Revenue	5.000%	7/1/28	10,000	10,649
Southern California Public Power Authority Revenue	5.000%	7/1/29	2,500	2,660
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/22	5,000	5,467
Southern California Public Power Authority Revenue (Milford Wind Corridor Phase I Project)	5.000%	7/1/26	9,000	9,458
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/27	375	438
State Center California Community College District GO	5.000%	8/1/29	6,005	6,891
State Center California Community College District GO	5.000%	8/1/30	3,335	3,813
State Center California Community College District GO	5.000%	8/1/31	5,070	5,772
Sweetwater CA Unified School District GO	5.000%	8/1/29 (15)	3,300	3,738
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/28	635	756
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/29	440	522
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/30	790	932
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/31	580	681
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/33	1,070	1,241
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/36	1,585	1,813
Tulare County CA Transportation Authority Sales Tax Revenue	4.000%	2/1/34	3,000	3,057
Tulare County CA Transportation Authority Sales Tax Revenue	4.000%	2/1/35	2,000	2,044
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19 (Prere.)	13,465	13,759
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19	3,000	3,068
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19 (Prere.)	13,130	13,417
Tuolumne CA Wind Project Authority Revenue	5.625%	1/1/19 (Prere.)	9,000	9,234
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	3,935	4,138
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	4,160	4,375
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	4,335	4,559
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	2,250	2,366
Union CA Elementary School District GO	0.000%	9/1/27 (14)	7,295	5,623
Union CA Elementary School District GO	0.000%	9/1/28 (14)	6,275	4,618
Union CA Elementary School District GO	0.000%	9/1/28 (14)	4,625	3,404
University of California Revenue	5.250%	5/15/19 (Prere.)	4,245	4,396
University of California Revenue	5.500%	5/15/19 (Prere.)	14,675	15,241
University of California Revenue	5.000%	5/15/21 (Prere.)	235	255
University of California Revenue	5.000%	5/15/21 (Prere.)	5,535	6,013
University of California Revenue	5.000%	5/15/21 (Prere.)	2,145	2,330
University of California Revenue	5.000%	5/15/21 (Prere.)	1,210	1,315
University of California Revenue	5.000%	5/15/23	2,000	2,283
University of California Revenue	5.000%	5/15/23	3,000	3,417
University of California Revenue	5.000%	5/15/23	1,265	1,377
University of California Revenue	5.000%	5/15/23 (Prere.)	8,050	9,131
University of California Revenue	5.000%	5/15/26	7,380	8,024
University of California Revenue	5.000%	5/15/27	6,055	7,107
University of California Revenue	5.000%	5/15/27	2,855	3,103
University of California Revenue	5.000%	5/15/28	5,500	6,444
University of California Revenue	5.000%	5/15/28	12,500	14,619
University of California Revenue	5.000%	5/15/28	17,945	20,255
University of California Revenue	5.000%	5/15/29	19,010	22,179
University of California Revenue	5.000%	5/15/30	8,670	10,359
University of California Revenue	5.000%	5/15/30	1,620	1,759
University of California Revenue	5.000%	5/15/31	11,000	12,756
University of California Revenue	5.000%	5/15/32	4,010	4,639
University of California Revenue	5.000%	5/15/32	21,820	24,463
University of California Revenue	4.000%	5/15/33	33,500	35,697
University of California Revenue	5.000%	5/15/33	31,200	34,916
University of California Revenue	4.000%	5/15/34	17,000	17,817
University of California Revenue	4.000%	5/15/34	28,825	30,529
University of California Revenue	5.000%	5/15/34	38,420	42,919

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of California Revenue	4.000%	5/15/35	5,665	5,986
University of California Revenue	5.000%	5/15/36	7,175	8,232
University of California Revenue PUT	5.000%	5/15/23	127,175	144,712
Ventura County CA Community College District GO	0.000%	8/1/23	6,155	5,428
Ventura County CA Community College District GO	0.000%	8/1/24	8,050	6,888
Ventura County CA Community College District GO	0.000%	8/1/25	8,000	6,625
Ventura County CA Community College District GO	0.000%	8/1/26	8,500	6,780
Ventura County CA Community College District GO	0.000%	8/1/27	8,500	6,513
Ventura County CA Community College District GO	5.000%	8/1/27	1,000	1,134
Ventura County CA Community College District GO	5.000%	8/1/28	1,000	1,131
Ventura County CA Community College District GO	5.000%	8/1/29	1,000	1,128
Ventura County CA Public Financing Authority COP	5.625%	8/15/19 (Prere.)	1,000	1,050
Ventura County CA Public Financing Authority COP	5.750%	8/15/19 (Prere.)	1,750	1,840
Ventura County CA Public Financing Authority COP	5.750%	8/15/19 (Prere.)	1,750	1,840
Victor Valley CA Community College District GO	5.375%	8/1/19 (Prere.)	4,250	4,441
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/32	6,155	7,154
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/33	6,815	7,902
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/34	7,355	8,508
Walnut CA Energy Center Authority Revenue	5.000%	1/1/29	2,510	2,636
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	3,775	3,962
West Basin CA Municipal Water District COP	5.000%	8/1/18 (Prere.)	5,000	5,041
West Basin CA Municipal Water District COP	5.000%	8/1/18 (Prere.)	5,365	5,409
West Contra Costa CA Unified School District GO	0.000%	8/1/19 (12)	4,190	4,088
West Contra Costa CA Unified School District GO	0.000%	8/1/20 (12)	6,000	5,701
West Contra Costa CA Unified School District GO	5.000%	8/1/27	2,405	2,754
West Contra Costa CA Unified School District GO	0.000%	8/1/28 (14)	5,230	3,717
West Contra Costa CA Unified School District GO	5.000%	8/1/29	3,500	3,988
West Contra Costa CA Unified School District GO	0.000%	8/1/30 (4)	13,450	8,825
West Contra Costa CA Unified School District GO	0.000%	8/1/31 (14)	6,670	4,131
West Contra Costa CA Unified School District GO	0.000%	8/1/32 (4)	18,000	10,662
West Contra Costa CA Unified School District GO	0.000%	8/1/32 (12)	5,000	2,962
West Contra Costa CA Unified School District GO	5.000%	8/1/32 (4)	6,270	6,951
West Contra Costa CA Unified School District GO	0.000%	8/1/33 (12)	2,810	1,588
West Contra Costa CA Unified School District GO	0.000%	8/1/33 (3)	5,000	2,783
West Contra Costa CA Unified School District GO	0.000%	8/1/34 (14)	17,000	8,961
Westlands CA Water District Revenue	5.000%	9/1/26 (4)	1,000	1,105
				6,572,270
Colorado (1.4%)
Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/32	4,050	4,712
Adams County CO COP	5.000%	12/1/30	600	685
Adams County CO COP	5.000%	12/1/33	1,000	1,132
Adams County CO COP	5.000%	12/1/34	725	819
Aurora CO COP	5.000%	12/1/19	1,050	1,100
Aurora CO COP	5.000%	12/1/20	2,000	2,096
Aurora CO COP	5.000%	12/1/21	3,505	3,671
Aurora CO COP	5.000%	12/1/22	4,730	4,953
Aurora CO COP	5.000%	12/1/23	4,465	4,675
Aurora CO COP	5.000%	12/1/24	4,215	4,413
Aurora CO COP	5.000%	12/1/25	5,475	5,733
Boulder Valley CO School District GO	5.000%	12/1/32	10,000	11,762
Boulder Valley CO School District GO	5.000%	12/1/34	3,055	3,551
Boulder Valley CO School District GO	5.000%	12/1/35	8,590	9,946
Boulder Valley CO School District GO	5.000%	12/1/36	9,020	10,421
Boulder Valley CO School District GO	5.000%	12/1/37	3,915	4,520
Broomfield CO City & County COP	5.000%	12/1/20 (Prere.)	2,685	2,888
Broomfield CO City & County COP	5.000%	12/1/20 (Prere.)	2,820	3,033
Broomfield CO City & County COP	5.000%	12/1/20 (Prere.)	2,965	3,189
Broomfield CO City & County COP	5.000%	12/1/20 (Prere.)	7,470	8,035
Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.250%	11/1/23	5,000	5,719
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/31	850	905
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/32	1,000	1,059
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/33	1,000	1,054
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/34	1,075	1,125
Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/26	915	1,022
Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/27	1,025	1,148
Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/28	1,405	1,565
Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/29	1,605	1,780

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/30	1,630	1,800
Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/35	3,015	3,276
Colorado Health Facilities Authority Retirement Facilities Revenue (Liberty Heights Project)	0.000%	7/15/24 (ETM)	52,000	44,031
Colorado Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group)
PUT	5.000%	11/15/23	19,510	22,049
Colorado Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group)
PUT	5.000%	11/15/26	20,035	23,328
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	6.125%	10/1/28	10,000	10,165
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.500%	7/1/29	50,000	51,650
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	2/1/31	17,000	17,945
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	1/1/33	8,385	8,884
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/25	600	655
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/26	750	816
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/23	2,000	2,212
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/24	2,500	2,787
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/25	2,540	2,838
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/26	1,865	2,072
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/27	2,025	2,201
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/27	1,375	1,521
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/28	1,030	1,135
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/30	1,405	1,536
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33	6,750	7,190
Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/29	5,050	5,360
Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/30	8,500	8,966
Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/31	5,390	5,647
Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/32	5,500	5,738
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/22	6,100	6,393
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/22	13,175	13,807
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.250%	1/1/30	20,955	21,979
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/31 (4)	2,415	2,671
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/33 (4)	2,410	2,651
Denver CO City & County Airport Revenue	5.000%	11/15/24	3,010	3,459
Denver CO City & County Airport Revenue	5.000%	11/15/25	15,180	16,922
Denver CO City & County Airport Revenue	5.000%	11/15/25	3,860	4,490
Denver CO City & County Airport Revenue	5.000%	11/15/26	5,750	6,371
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,000	3,386
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,210	3,371
Denver CO City & County Airport Revenue	5.250%	11/15/29	5,000	5,627
Denver CO City & County Airport Revenue	5.250%	11/15/30	14,400	16,205
Denver CO City & County Airport Revenue	5.000%	11/15/31	4,010	4,630
Denver CO City & County Airport Revenue	5.000%	11/15/32	6,020	6,926
Denver CO City & County Airport Revenue	5.000%	11/15/33	6,510	7,559
Denver CO City & County School District GO	5.000%	12/1/33	5,095	5,907
Denver CO City & County School District GO	5.000%	12/1/34	11,455	13,205
Denver CO City & County School District GO	5.000%	12/1/35	14,630	16,829
Denver CO City & County School District GO	5.000%	12/1/36	23,510	26,986
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/19 (14)	15,100	14,709
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/21 (14)	27,500	25,492
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/22 (14)	11,315	10,191
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23 (14)	15,435	13,471
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/24 (14)	20,000	16,814
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/25	1,510	1,616
E-470 Public Highway Authority Colorado Revenue	5.375%	9/1/26	2,500	2,676
Eagle County CO School District GO	5.000%	12/1/32	4,600	5,314
Eagle County CO School District GO	5.000%	12/1/33	7,475	8,598
Eagle County CO School District GO	5.000%	12/1/34	6,000	6,858
Eagle County CO School District GO	5.000%	12/1/35	3,335	3,809
Eagle County CO School District GO	5.000%	12/1/36	1,400	1,596
El Paso County CO School District No. 20 Academy GO	5.000%	12/15/33	2,900	3,352
El Paso County CO School District No. 20 Academy GO	5.000%	12/15/34	2,015	2,316
El Paso County CO School District No. 20 Academy GO	5.000%	12/15/35	1,775	2,036
El Paso County CO School District No. 20 Academy GO	5.000%	12/15/36	2,000	2,289
El Paso County CO School District No. 20 Academy GO	5.000%	12/15/37	2,000	2,287
El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/28	620	687
El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/32	710	784
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/32	4,010	4,256
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/33	7,535	7,945
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/34	7,075	7,421
Jefferson County CO School District No. R-1 GO	4.000%	12/15/29	1,000	1,097

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mesa County CO School District No. 51 GO	5.000%	12/1/29	2,000	2,373
Mesa County CO School District No. 51 GO	5.000%	12/1/30	1,750	2,065
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/23	1,520	1,700
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/26	1,000	1,142
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/29	2,000	2,262
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/31	1,500	1,686
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/33	1,080	1,205
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/34	1,250	1,388
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/35	1,125	1,246
Public Authority for Colorado Energy Revenue	6.250%	11/15/28	2,000	2,481
Regional Transportation District of Colorado COP	5.000%	6/1/20 (Prere.)	2,000	2,122
Regional Transportation District of Colorado COP	5.000%	6/1/20 (Prere.)	1,000	1,061
Regional Transportation District of Colorado COP	5.000%	6/1/20 (Prere.)	1,000	1,061
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/24	5,000	5,574
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/25	5,875	6,546
Southlands CO Metropolitan District GO	3.500%	12/1/27	600	589
University of Colorado Enterprise System Revenue	5.500%	6/1/19 (Prere.)	2,750	2,856
University of Colorado Enterprise System Revenue	5.000%	6/1/22 (Prere.)	1,250	1,389
University of Colorado Enterprise System Revenue	5.000%	6/1/22 (Prere.)	2,085	2,318
University of Colorado Enterprise System Revenue	5.000%	6/1/22 (Prere.)	2,480	2,757
University of Colorado Enterprise System Revenue	5.000%	6/1/22 (Prere.)	2,445	2,718
University of Colorado Enterprise System Revenue	5.000%	6/1/22 (Prere.)	2,720	3,023
University of Colorado Enterprise System Revenue	5.000%	6/1/22 (Prere.)	1,850	2,056
University of Colorado Enterprise System Revenue	5.000%	6/1/22 (Prere.)	1,950	2,168
University of Colorado Enterprise System Revenue	5.000%	6/1/22 (Prere.)	3,155	3,507
University of Colorado Enterprise System Revenue	5.000%	6/1/24 (Prere.)	2,250	2,580
University of Colorado Enterprise System Revenue	5.000%	6/1/24 (Prere.)	2,000	2,294
University of Colorado Enterprise System Revenue	5.000%	6/1/24 (Prere.)	1,500	1,720
University of Colorado Enterprise System Revenue	5.000%	6/1/26	3,000	3,558
University of Colorado Enterprise System Revenue	5.000%	6/1/27	2,000	2,404
University of Colorado Enterprise System Revenue	4.000%	6/1/28	5,600	6,015
University of Colorado Enterprise System Revenue	5.000%	6/1/28	3,500	4,251
University of Colorado Enterprise System Revenue	5.000%	6/1/29	4,000	4,827
University of Colorado Enterprise System Revenue	5.000%	6/1/30	2,500	2,962
University of Colorado Enterprise System Revenue	5.000%	6/1/30	5,000	5,999
University of Colorado Enterprise System Revenue	5.000%	6/1/31	1,000	1,180
University of Colorado Enterprise System Revenue	4.000%	6/1/33	3,700	3,925
University of Colorado Enterprise System Revenue	4.000%	6/1/33	1,375	1,467
University of Colorado Enterprise System Revenue	4.000%	6/1/34	10,000	10,578
University of Colorado Enterprise System Revenue	4.000%	6/1/35	5,000	5,276
University of Colorado Enterprise System Revenue	4.000%	6/1/36	5,000	5,250
University of Colorado Hospital Authority Revenue	5.000%	11/15/27	6,000	6,669
University of Colorado Hospital Authority Revenue	6.000%	11/15/29	9,850	10,405
				814,154
Connecticut (1.4%)
1 Connecticut GO	2.670%	5/15/18	14,100	14,103
Connecticut GO	5.000%	11/15/18	8,500	8,645
Connecticut GO	5.000%	3/15/20	7,770	8,179
1 Connecticut GO	3.000%	4/15/20	17,000	17,244
Connecticut GO	5.000%	11/1/20	4,970	5,281
1 Connecticut GO	2.500%	3/1/21	4,305	4,332
Connecticut GO	5.000%	11/1/21	5,000	5,387
Connecticut GO	4.000%	3/15/22	14,405	15,050
Connecticut GO	5.000%	4/15/22	6,005	6,501
Connecticut GO	5.000%	5/15/22	11,310	12,211
Connecticut GO	5.000%	6/1/22	8,010	8,688
Connecticut GO	5.000%	6/15/22	9,355	10,154
Connecticut GO	5.000%	9/15/22	6,830	7,438
Connecticut GO	5.000%	11/15/22	7,120	7,770
Connecticut GO	5.000%	11/15/22	5,000	5,457
Connecticut GO	5.000%	3/15/23	14,555	15,913
Connecticut GO	5.000%	11/1/23	10,125	10,869
Connecticut GO	5.000%	11/15/23	14,275	15,736
Connecticut GO	5.000%	11/15/23	7,715	8,505
Connecticut GO	5.000%	3/15/24	10,000	11,018
Connecticut GO	5.000%	6/1/24	10,000	10,747
Connecticut GO	5.000%	9/1/24	20,000	22,120
Connecticut GO	5.000%		10/15/24 10,805	11,667
Connecticut GO	5.000%	11/15/24	10,025	11,113
Connecticut GO	5.000%	11/15/24	6,440	7,139
Connecticut GO	5.000%	3/1/25	19,440	21,030

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut GO	5.000%	9/1/25	19,395	21,357
Connecticut GO	5.000%	9/1/26	13,170	14,439
Connecticut GO	5.000%	11/1/26	9,650	10,253
Connecticut GO	5.000%	3/15/27	9,800	10,804
Connecticut GO	5.000%	3/1/30	8,900	9,613
Connecticut GO	5.000%	4/15/32	4,000	4,214
Connecticut GO	5.000%	8/15/32	20,000	21,385
3 Connecticut GO TOB VRDO	1.810%	5/7/18 LOC	47,750	47,750
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	4,045	4,296
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/24	5,475	6,103
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/25	5,190	5,854
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/32	15,000	16,056
2 Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/26	1,000	1,131
2 Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/27	1,150	1,307
2 Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/28	1,125	1,286
2 Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/29	1,500	1,708
2 Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/30	2,390	2,710
Connecticut Health & Educational Facilities Authority Revenue (Wesleyan University)	5.000%	7/1/20 (Prere.)	8,550	9,103
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.200%	2/1/19	14,920	14,844
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	2/6/19	40,000	39,732
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	7/1/22	33,360	37,014
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/1/23	32,275	36,141
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26	8,000	7,660
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/1/28	24,300	29,222
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/22	5,000	5,482
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/24	10,880	11,045
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/25	19,455	21,198
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/25	12,515	12,705
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/26	8,225	8,936
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/27	15,030	16,274
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/28	11,000	12,703
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/31	15,015	17,019
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/31	10,025	10,913
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/32	6,000	6,514
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/33	15,000	16,778
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/34	3,745	4,035
Harbor Point CT Infrastructure Improvement District Revenue (Harbor Point Project)	5.000%	4/1/30	11,595	12,657
University of Connecticut GO	5.000%	2/15/27	8,000	8,923
				801,461
Delaware (0.1%)
Delaware GO	5.000%	2/1/24	3,000	3,434
Delaware GO	5.000%	2/1/25	2,000	2,326
Delaware GO	5.000%	1/1/26	2,000	2,362
Delaware GO	5.000%	2/1/26	3,000	3,546
Delaware GO	5.000%	1/1/27	6,000	7,183
Delaware GO	5.000%	1/1/28	7,000	8,487
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/19 (Prere.)	10,000	10,364
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/21	8,300	9,041
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/22	6,000	6,667
University of Delaware Revenue	5.000%	11/1/22	1,000	1,045
				54,455
District of Columbia (0.3%)
District of Columbia GO	5.000%	6/1/21	5,000	5,438
District of Columbia GO	5.000%	6/1/28	2,015	2,389
District of Columbia GO	5.000%	6/1/29	1,020	1,206
District of Columbia GO	4.000%	6/1/33	7,000	7,387
District of Columbia GO	5.000%	6/1/33	10,000	11,577
District of Columbia GO	5.000%	6/1/34	5,020	5,813
District of Columbia GO	5.000%	6/1/36	3,500	4,032
District of Columbia GO	5.000%	6/1/37	3,345	3,845
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/24	2,065	2,348
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/25	2,300	2,651
District of Columbia Income Tax Revenue	5.000%	12/1/22	3,500	3,923
District of Columbia Income Tax Revenue	5.000%	12/1/32	5,210	5,768
District of Columbia Revenue (Methodist Home of the District of Columbia)	4.500%	1/1/25	1,470	1,439
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/25	4,170	4,757
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/26	3,985	4,594
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/28	2,150	2,462
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/31	9,595	10,600
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/31	5,115	5,651
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/32	5,000	5,517

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/32	5,000	5,517
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail &
Capital Improvement Projects)	0.000%	10/1/37	51,700	21,382
Washington Convention & Sports Authority Revenue	5.000%	10/1/25	2,000	2,313
Washington Convention & Sports Authority Revenue	5.000%	10/1/26	6,500	7,597
Washington Convention & Sports Authority Revenue	5.000%	10/1/27	6,000	7,080
Washington Convention & Sports Authority Revenue	5.000%	10/1/28	5,000	5,864
Washington Convention & Sports Authority Revenue	5.000%	10/1/29	5,000	5,841
				146,991
Florida (5.3%)
Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc.
Project)	5.000%	12/1/25	1,000	1,124
Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc.
Project)	5.000%	12/1/26	1,250	1,398
Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc.
Project)	5.000%	12/1/27	1,325	1,480
Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc.
Project)	5.000%	12/1/34	22,010	24,043
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/22	5,050	5,512
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/23	5,065	5,610
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/23	1,110	1,229
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/24	5,595	6,178
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/24	2,380	2,669
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/25	5,890	6,484
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/25	2,440	2,726
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/26	6,200	6,804
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/27	6,280	6,874
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/27	2,620	2,908
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/28	5,795	6,412
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/29	4,355	4,806
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/30	3,290	3,618
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/31	7,000	7,569
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/31	4,500	4,931
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/32	9,000	9,831
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/33	6,750	7,358
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,111
Broward County FL Airport System Revenue	5.000%	10/1/25	2,000	2,202
Broward County FL Airport System Revenue	5.000%	10/1/26	2,730	3,004
Broward County FL Airport System Revenue	5.000%	10/1/27	5,785	6,353
Broward County FL Airport System Revenue	5.000%	10/1/28	5,000	5,484
Broward County FL Airport System Revenue	5.500%	10/1/31	7,210	8,263
Broward County FL Airport System Revenue	5.500%	10/1/32	7,610	8,701
Broward County FL Airport System Revenue	5.500%	10/1/33	8,025	9,158
Broward County FL GO	5.000%	1/1/20	9,185	9,658
Broward County FL Port Facilities Revenue	5.500%	9/1/29	5,500	5,737
Broward County FL School Board COP	5.000%	7/1/26	15,180	17,698
Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/18 (Prere.)	2,000	2,027
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/27	1,000	1,182
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/29	1,100	1,291
Cape Coral FL Water & Sewer System Revenue	4.000%	10/1/35	1,500	1,546
Cape Coral FL Water & Sewer System Revenue	4.000%	10/1/36	1,400	1,440
Cape Coral FL Water & Sewer System Revenue	4.000%	10/1/37	4,000	4,101
Capital Trust Agency Florida Retirement Facility Revenue (Sarasota-Manatee Jewish Housing
Council Inc.)	5.000%	7/1/27	2,915	3,099
Capital Trust Agency Florida Retirement Facility Revenue (Sarasota-Manatee Jewish Housing
Council Inc.)	5.000%	7/1/32	2,040	2,124
Central Florida Expressway Authority BAN	1.625%	1/1/19	25,000	24,934
Central Florida Expressway Authority Revenue	5.000%	7/1/27	5,380	6,281
Central Florida Expressway Authority Revenue	5.000%	7/1/28	4,125	4,803
Central Florida Expressway Authority Revenue	4.000%	7/1/32	6,500	6,814
Central Florida Expressway Authority Revenue	4.000%	7/1/33	9,500	9,889
Central Florida Expressway Authority Revenue	5.000%	7/1/33	4,715	5,401
Central Florida Expressway Authority Revenue	5.000%	7/1/34	7,020	7,997
Central Florida Expressway Authority Revenue	5.000%	7/1/37	2,000	2,289
Central Florida Expressway Authority Revenue	5.000%	7/1/38	3,780	4,307
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/20	19,000	19,885
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/22	30,835	33,702
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/25	20,275	23,069
Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/Commercial Lines
Account)	5.000%	6/1/19	19,150	19,782

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/Commercial Lines
Account)	5.000%	6/1/20	21,100	22,352
Duval County FL School Board COP	5.000%	7/1/27	4,000	4,554
Duval County FL School Board COP	5.000%	7/1/33	14,415	16,132
Escambia County FL Sales Tax Revenue	5.000%	10/1/33	3,180	3,628
Escambia County FL Sales Tax Revenue	5.000%	10/1/34	2,340	2,654
Escambia County FL Sales Tax Revenue	5.000%	10/1/35	3,510	3,974
Escambia County FL Sales Tax Revenue	5.000%	10/1/36	2,185	2,468
Escambia County FL Sales Tax Revenue	5.000%	10/1/37	2,870	3,242
Florida Board of Education Lottery Revenue	5.000%	7/1/18 (Prere.)	13,215	13,417
Florida Board of Education Lottery Revenue	5.000%	7/1/18 (Prere.)	11,385	11,559
Florida Board of Education Lottery Revenue	5.000%	7/1/19	2,910	3,014
Florida Board of Education Lottery Revenue	5.000%	7/1/26	3,000	3,551
Florida Board of Education Lottery Revenue	4.000%	7/1/27	2,750	2,914
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19	2,905	3,006
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19 (Prere.)	2,125	2,218
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	10,000	10,614
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	5,585	5,829
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	9,020	9,574
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21	8,200	8,911
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21	7,945	8,634
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21	4,000	4,347
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21	35,250	38,305
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	8,700	9,649
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	7,050	7,819
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	10,000	11,091
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	3,040	3,372
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/23	10,440	11,795
Florida Board of Education Public Education Capital Outlay GO	6.000%	6/1/23	7,000	8,242
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/25	20,515	23,453
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/27	12,000	12,732
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/28	13,030	13,799
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/29	2,700	2,923
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/29	16,000	16,912
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/31	5,000	5,388
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/32	16,000	17,098
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/33	5,570	5,897
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/35	15,580	16,442
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/36	17,715	18,652
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/18 (Prere.)	11,605	11,783
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/18 (Prere.)	11,055	11,225
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/18 (Prere.)	10,525	10,687
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/18 (Prere.)	10,025	10,179
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/18 (Prere.)	5,855	5,945
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/20	4,025	4,279
Florida Department of Transportation GO	5.000%	7/1/19	7,895	8,185
Florida Department of Transportation GO	5.000%	7/1/20	6,620	7,053
Florida Department of Transportation GO	5.000%	7/1/21	4,120	4,493
Florida Department of Transportation GO	5.000%	7/1/21	7,540	8,223
Florida Department of Transportation GO	5.000%	7/1/22	22,060	24,560
Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/33	1,800	1,992
Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/34	1,500	1,649
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/30	2,045	2,263
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/33	2,305	2,520
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/35	3,615	3,932
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/36	3,795	4,122
Florida Higher Educational Facilities Financing Authority Revenue (University of Tampa Project)	5.000%	4/1/32	1,000	1,078
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/23	2,030	2,285
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/24	1,750	1,990
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/25	1,250	1,435
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/30	2,750	3,048
Florida Municipal Power Agency Revenue	5.000%	10/1/18 (Prere.)	10,625	10,768
Florida Municipal Power Agency Revenue	5.250%	10/1/19 (4)	10,000	10,469
Florida Municipal Power Agency Revenue	5.750%	10/1/19 (Prere.)	3,000	3,158
Florida Municipal Power Agency Revenue	5.000%	10/1/21	5,000	5,453
Florida Municipal Power Agency Revenue	5.000%	10/1/23	1,750	1,976
Florida Municipal Power Agency Revenue	5.000%	10/1/24	1,065	1,215
Florida Municipal Power Agency Revenue	5.000%	10/1/25	1,705	1,973
Florida Municipal Power Agency Revenue	5.000%	10/1/26	1,050	1,212
Florida Municipal Power Agency Revenue	5.000%	10/1/27	1,370	1,571
Florida Municipal Power Agency Revenue	5.000%	10/1/27	1,930	1,955

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Municipal Power Agency Revenue	5.000%	10/1/28	1,370	1,566
Florida Municipal Power Agency Revenue	5.000%	10/1/29	5,025	5,824
Florida Municipal Power Agency Revenue	5.000%	10/1/29	3,475	3,954
Florida Municipal Power Agency Revenue	5.000%	10/1/30	9,995	11,528
Florida Municipal Power Agency Revenue	5.000%	10/1/31	8,500	9,749
Florida Municipal Power Agency Revenue VRDO	1.590%	5/1/18 LOC	32,000	32,000
Florida Ports Financing Commission Revenue	5.000%	10/1/24	2,075	2,251
Florida Ports Financing Commission Revenue	5.000%	10/1/26	1,420	1,541
Florida Ports Financing Commission Revenue	5.000%	10/1/28	2,000	2,166
Florida Turnpike Authority Revenue	5.000%	7/1/19	9,230	9,567
Florida Turnpike Authority Revenue	5.000%	7/1/25	9,275	10,794
Florida Turnpike Authority Revenue	4.000%	7/1/33	9,030	9,466
Florida Turnpike Authority Revenue	4.000%	7/1/34	7,000	7,297
Florida Turnpike Authority Revenue	4.000%	7/1/34	12,355	12,862
Florida Water Pollution Control Financing Corp. Revenue	5.000%	1/15/20	1,254	1,283
Fort Lauderdale FL Water & Sewer Revenue	4.000%	3/1/37	4,645	4,866
Fort Lauderdale FL Water & Sewer Revenue	4.000%	9/1/37	4,770	4,997
Fort Lauderdale FL Water & Sewer Revenue	4.000%	3/1/38	4,840	5,023
Gainesville FL Utilities System Revenue	5.000%	10/1/25	3,540	4,122
Gainesville FL Utilities System Revenue	5.000%	10/1/26	3,510	4,131
Gainesville FL Utilities System Revenue	5.000%	10/1/27	3,010	3,596
Gainesville FL Utilities System Revenue	5.000%	10/1/28	5,000	5,955
Gainesville FL Utilities System Revenue	5.000%	10/1/29	7,000	8,305
Gainesville FL Utilities System Revenue	5.000%	10/1/30	4,000	4,727
Gainesville FL Utilities System Revenue	5.000%	10/1/31	3,000	3,529
Gainesville FL Utilities System Revenue	5.000%	10/1/32	3,000	3,516
Gainesville FL Utilities System Revenue	5.000%	10/1/34	5,000	5,801
Gainesville FL Utilities System Revenue	5.000%	10/1/35	5,000	5,788
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/25	1,690	1,807
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/23	1,320	1,464
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/24	1,110	1,243
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/25	1,350	1,528
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/27	1,445	1,622
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/28	2,090	2,331
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/29	2,015	2,240
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/30	2,000	2,214
Hernando County FL School District COP	5.000%	7/1/31 (4)	5,925	6,736
Highlands County FL Health Facilities Authority	5.000%	11/15/18 (ETM)	5	5
Highlands County FL Health Facilities Authority	5.000%	11/15/18	2,995	3,045
Highlands County FL Health Facilities Authority	5.000%	11/15/19 (Prere.)	20	21
Highlands County FL Health Facilities Authority	5.250%	11/15/19 (Prere.)	5	5
Highlands County FL Health Facilities Authority	5.000%	11/15/20	6,980	7,296
Highlands County FL Health Facilities Authority	5.250%	11/15/21	1,995	2,094
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	2,000	2,034
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.625%	11/15/19 (Prere.)	16	17
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	2,155	2,253
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	4.500%	11/15/21	2,250	2,322
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.625%	11/15/37	7,984	8,430
Hillsborough County FL Community Investment Tax Revenue	5.000%	11/1/19	14,680	15,360
Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	12,300	13,611
Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/31	26,515	28,966
Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/34	3,070	3,316
Hillsborough County FL Industrial Development Authority Revenue (University Community Hospital) 6.500%		8/15/19 (ETM)	1,535	1,586
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/22 (Prere.)	5,030	5,589
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/22 (Prere.)	13,590	15,101
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/27	2,430	2,866
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/27	8,545	9,416
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/28	5,010	5,900
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/28	410	451
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/29	15,070	16,551
Hillsborough County FL School Board COP	5.000%	7/1/24	16,305	17,275
Hillsborough County FL School Board COP	5.000%	7/1/25	6,000	6,353
Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/20 (Prere.)	2,500	2,643

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/20 (Prere.)	3,900	4,124
Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/20 (Prere.)	2,075	2,194
Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/21 (Prere.)	3,805	4,115
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	610	677
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22 (Prere.)	2,665	2,969
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22 (Prere.)	285	317
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22 (Prere.)	755	841
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22 (Prere.)	1,705	1,899
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/23	465	515
Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/24 (Prere.)	1,020	1,164
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/24	4,360	4,830
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/25	1,245	1,373
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/26	15,000	17,569
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/27	2,785	3,066
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/28	10,000	11,827
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/29	2,355	2,539
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/29	5,955	7,032
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/29	980	1,108
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/30	5,000	5,864
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/31	7,000	8,147
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/32	7,000	8,116
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/33	9,000	10,395
Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/35	2,000	2,078
Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/36	2,500	2,587
Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/37	4,000	4,130
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/19 (ETM)	15,265	15,922
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/20 (ETM)	22,255	23,820
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/26	1,235	1,443
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/28	3,145	3,723
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/29	5,580	6,579
Jacksonville FL Electric Authority Water & Sewer Revenue	4.000%	10/1/30	3,000	3,151
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/30	1,925	2,261
Jacksonville FL Electric Authority Water & Sewer Revenue	4.000%	10/1/33	11,205	11,816
Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/29	2,255	2,630
Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/31	1,700	1,962
Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/33	1,615	1,848
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/29	3,890	4,388
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/30	3,000	3,369
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/31	3,790	4,243
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/32	4,510	5,026
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/33	4,730	5,255
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/34	4,970	5,492
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/35	5,220	5,764
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/36	5,475	6,031
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/37	5,755	6,335
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/38	2,940	3,197
Jacksonville FL Sales Taxes Revenue	4.750%	10/1/18 (Prere.)	13,280	13,440
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/18 (Prere.)	5,685	5,759
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/18 (Prere.)	5,415	5,486
Jacksonville FL Special Revenue	5.000%	10/1/19 (Prere.)	4,800	5,010
Jacksonville FL Special Revenue	5.000%	10/1/20	15,420	16,512
Jacksonville FL Special Revenue	5.000%	10/1/25	4,500	4,981
Jacksonville FL Special Revenue	5.000%	10/1/26	7,710	8,772
Jacksonville FL Special Revenue	5.000%	10/1/28	6,385	7,228
Jacksonville FL Special Revenue	5.000%	10/1/29	7,750	8,749
Jacksonville FL Special Revenue	5.000%	10/1/30	3,145	3,541
Jacksonville FL Special Revenue	5.000%	10/1/32	1,750	1,924
Jacksonville FL Special Revenue	5.000%	10/1/33	3,105	3,486
Jacksonville FL Special Revenue	5.000%	10/1/34	1,765	1,977
Lake County FL School Board COP	5.000%	6/1/28 (4)	1,500	1,661
Lake County FL School Board COP	5.000%	6/1/29 (4)	1,750	1,933
Lake County FL School Board COP	5.000%	6/1/30 (4)	3,000	3,303
Lake County FL School Board COP	5.000%	6/1/31 (4)	5,000	5,519
Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/31	500	535
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/25	2,000	2,290
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/27	5,000	5,756
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/33	3,755	4,144
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/35	3,020	3,312
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/22	1,750	1,944
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/23	2,750	3,099
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/24	3,000	3,423

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lee County FL School Board COP	5.000%	8/1/22	1,600	1,770
Lee County FL School Board COP	5.000%	8/1/23	1,130	1,271
Lee County FL School Board COP	5.000%	8/1/24	2,310	2,622
Lee County FL School Board COP	5.000%	8/1/27	5,000	5,654
Lee County FL School Board COP	5.000%	8/1/28	4,045	4,559
Lee County FL School Board COP	5.000%	8/1/34	3,500	3,940
Lee County FL School Board COP	5.000%	8/1/35	4,270	4,797
Lee County FL Transportation Facilities Revenue	5.000%	10/1/26 (4)	1,000	1,133
Lee County FL Transportation Facilities Revenue	5.000%	10/1/28 (4)	3,055	3,443
Lee County FL Transportation Facilities Revenue	5.000%	10/1/30 (4)	3,300	3,699
Lee County FL Transportation Facilities Revenue	5.000%	10/1/32 (4)	1,820	2,031
Lee County FL Transportation Facilities Revenue	5.000%	10/1/33 (4)	1,000	1,113
Lee County FL Transportation Facilities Revenue	5.000%	10/1/34 (4)	1,000	1,110
Lee County FL Transportation Facilities Revenue	5.000%	10/1/35 (4)	1,000	1,108
Lee County FL Water & Sewer Revenue	5.250%	10/1/25	5,950	6,531
Manatee County FL Revenue	5.000%	10/1/22	1,255	1,397
Manatee County FL Revenue	5.000%	10/1/23	1,300	1,468
Manatee County FL Revenue	5.000%	10/1/25	1,325	1,497
Manatee County FL Revenue	5.000%	10/1/26	1,520	1,714
Manatee County FL Revenue	5.000%	10/1/27	1,580	1,778
Marco Island FL Utility System Revenue	5.250%	10/1/32	3,300	3,709
Marco Island FL Utility System Revenue	5.250%	10/1/33	2,000	2,247
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	2,850	3,027
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/21	3,415	3,693
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/22	3,000	3,291
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/23	2,670	2,891
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	1,355	1,447
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/30	1,000	1,085
Miami Beach FL Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/34	4,000	4,455
Miami Beach FL Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/35	5,000	5,572
Miami Beach FL Resort Tax Revenue	5.000%	9/1/26	1,000	1,146
Miami Beach FL Resort Tax Revenue	5.000%	9/1/28	1,300	1,482
Miami Beach FL Resort Tax Revenue	5.000%	9/1/29	1,000	1,136
Miami Beach FL Resort Tax Revenue	5.000%	9/1/30	1,500	1,696
Miami Beach FL Resort Tax Revenue	5.000%	9/1/35	1,500	1,672
Miami Beach FL Stormwater Revenue	5.000%	9/1/26	1,500	1,746
Miami Beach FL Stormwater Revenue	5.000%	9/1/28	1,550	1,816
Miami Beach FL Stormwater Revenue	5.000%	9/1/29	3,920	4,578
Miami Beach FL Stormwater Revenue	4.000%	9/1/30	3,165	3,336
Miami Beach FL Stormwater Revenue	4.000%	9/1/31	2,500	2,619
Miami Beach FL Stormwater Revenue	4.000%	9/1/32	2,230	2,323
Miami Beach FL Stormwater Revenue	4.000%	9/1/33	2,400	2,487
Miami Beach FL Stormwater Revenue	4.000%	9/1/34	2,555	2,631
Miami Beach FL Stormwater Revenue	4.000%	9/1/35	2,760	2,836
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/26	950	1,111
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/28	700	826
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/29	1,000	1,173
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/30	1,200	1,396
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/30	7,000	8,004
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/31	10,000	11,406
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/32	11,500	13,092
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/33	10,000	11,349
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/34	11,000	11,546
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/35	10,000	10,471
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/36	23,005	24,033
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37	11,510	11,968
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/38	18,605	19,164
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/38	13,500	13,906
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/18 (Prere.)	1,800	1,824
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/20 (Prere.)	555	594
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23	1,460	1,556
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/24	2,630	2,801
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/25	2,885	3,292
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/25	5,000	5,261
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/26	6,500	6,922
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29	6,645	7,064
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29 (12)	4,000	4,167
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30	6,535	7,537
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30	5,500	5,844
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/31	2,055	2,305
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/31	4,765	5,473

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/34	4,005	4,536
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/35	2,450	2,769
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/27	3,600	4,197
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/29	5,080	5,902
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/35	8,210	9,302
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/35	15,390	17,437
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36	8,620	9,746
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36	14,000	15,830
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/23	4,040	4,539
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/24	4,295	4,881
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25	3,875	4,392
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/26	3,390	3,830
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/27	2,260	2,546
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/31	2,000	2,231
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/32	2,550	2,838
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/33	5,000	5,550
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Nicklaus Children’s Hospital)	5.000%	8/1/35	1,020	1,142
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Nicklaus Children’s Hospital)	5.000%	8/1/37	1,000	1,116
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/30	2,450	2,467
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/35	2,750	2,706
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	14,225	14,225
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	12,980	12,980
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	15,530	15,530
Miami-Dade County FL School Board COP	5.000%	8/1/19 (2)	5,265	5,303
Miami-Dade County FL School Board COP	5.000%	11/1/26	7,935	9,041
Miami-Dade County FL School Board COP	5.000%	11/1/27	10,000	11,337
Miami-Dade County FL School Board COP	5.000%	11/1/28	10,035	11,351
Miami-Dade County FL School Board COP	5.000%	11/1/29	10,000	11,267
Miami-Dade County FL Seaport Revenue	5.750%	10/1/30	2,300	2,604
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	2,600	2,937
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/24	2,000	2,217
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/25	3,000	3,314
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/26	11,340	12,483
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/27	2,510	2,754
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/28	8,840	9,681
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/29	5,000	3,309
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29	10,000	10,929
Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/30	12,555	13,351
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30	12,160	13,263
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30	4,000	4,363
Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/31	11,270	11,896
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	2,155	1,290
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31	13,500	14,701
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/32	2,890	1,642
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/32	11,550	12,563
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/27	4,000	4,385
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/28	2,060	2,251
Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/30	10,965	11,672
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/30	8,000	8,773
Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/31	10,000	10,585
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/31	6,250	6,841
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/32	1,680	1,837
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/21	20,000	22,009
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/22	14,010	15,589
North Brevard County FL Hospital District Revenue	5.000%	1/1/28	5,000	5,584
North Brevard County FL Hospital District Revenue	5.000%	1/1/29	4,795	5,293
North Brevard County FL Hospital District Revenue	5.000%	1/1/30	5,000	5,490
North Brevard County FL Hospital District Revenue	5.000%	1/1/31	5,000	5,447
North Brevard County FL Hospital District Revenue	5.000%	1/1/32	4,525	4,900
North Brevard County FL Hospital District Revenue	5.000%	1/1/33	9,480	10,233
North Brevard County FL Hospital District Revenue	5.000%	1/1/34	3,955	4,243
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.500%	10/1/18 (Prere.)	3,560	3,615
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.500%	10/1/18 (Prere.)	1,440	1,462
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.250%	10/1/21	8,000	8,367
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	4.000%	10/1/28	1,890	2,001
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/29	3,010	3,428
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,500	1,700
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/33	5,050	5,645
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/35	6,415	7,111
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/36	5,000	5,531
Orange County FL Health Facilities Authority Revenue (Presbyterian Retirement Communities Inc.)	5.000%	8/1/31	2,400	2,627

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Orange County FL Health Facilities Authority Revenue (Presbyterian Retirement Communities Inc.)	5.000%	8/1/36	4,750	5,181
Orange County FL School Board COP	4.500%	8/1/18 (Prere.)	7,000	7,048
Orange County FL School Board COP	4.500%	8/1/18 (Prere.)	8,400	8,458
Orange County FL Tourist Development Revenue	5.000%	10/1/26	6,715	7,892
Orange County FL Tourist Development Revenue	5.000%	10/1/27	2,150	2,555
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20 (Prere.)	3,500	3,719
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20 (Prere.)	7,780	8,267
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20 (Prere.)	5,000	5,307
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/31	13,030	14,405
Orlando FL Capital Improvement Revenue	5.000%	10/1/21	1,000	1,093
Orlando FL Capital Improvement Revenue	5.000%	10/1/24	1,145	1,306
Orlando FL Capital Improvement Revenue	5.000%	10/1/26	1,200	1,404
Orlando FL Capital Improvement Revenue	5.000%	10/1/26	1,265	1,481
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/26 (4)	2,285	2,644
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/27 (4)	1,325	1,551
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28 (4)	2,010	2,340
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/29 (4)	2,020	2,334
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/31 (4)	5,425	6,219
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/33 (4)	2,095	2,365
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/34 (4)	4,000	4,488
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/35 (4)	3,125	3,498
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/37 (4)	2,020	2,270
Orlando FL Utility Commission Utility System Revenue	5.250%	10/1/22	3,245	3,658
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/23	4,000	4,538
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/29	1,000	807
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/30	1,400	1,137
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/31	1,600	1,306
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/32	2,060	1,674
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/33	3,000	2,434
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/22	860	943
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/23	1,250	1,382
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/24	1,000	1,115
Palm Beach County FL Public Improvement Revenue	5.000%	5/1/33	6,000	6,894
Palm Beach County FL Public Improvement Revenue	5.000%	5/1/37	7,810	8,884
Palm Beach County FL School Board COP	5.000%	8/1/23	15,020	16,918
Palm Beach County FL School Board COP	5.000%	8/1/25	15,000	17,353
Palm Beach County FL School Board COP	5.000%	8/1/26	2,000	2,336
Palm Beach County FL School Board COP	5.000%	8/1/28	6,115	6,678
Palm Beach County FL School Board COP	5.000%	8/1/29	3,595	4,075
Palm Beach County FL School Board COP	5.000%	8/1/29	5,970	6,517
Palm Beach County FL School Board COP	5.000%	8/1/31	10,660	12,002
Palm Beach County FL School Board COP	5.000%	8/1/32	12,010	13,489
Palm Beach County FL School Board COP	5.000%	8/1/32	3,445	3,886
Palm Beach County FL Solid Waste Authority Revenue	5.500%	10/1/18 (Prere.)	15,000	15,233
Pasco County FL School Board COP	5.000%	8/1/24	2,315	2,580
Port St. Lucie FL Utility Revenue	5.000%	9/1/18 (Prere.)	3,790	3,831
Port St. Lucie FL Utility Revenue	5.000%	9/1/27	910	1,053
Port St. Lucie FL Utility Revenue	5.000%	9/1/28	2,920	3,371
Port St. Lucie FL Utility Revenue	5.000%	9/1/29	2,035	2,343
Port St. Lucie FL Utility Revenue	5.000%	9/1/29 (12)	390	394
Port St. Lucie FL Utility Revenue	4.000%	9/1/30	2,200	2,316
Port St. Lucie FL Utility Revenue	5.000%	9/1/30	2,000	2,209
Port St. Lucie FL Utility Revenue	4.000%	9/1/31	2,500	2,613
Port St. Lucie FL Utility Revenue	5.000%	9/1/31	2,100	2,316
Reedy Creek FL Improvement District GO	4.000%	6/1/31	3,000	3,180
Reedy Creek FL Improvement District GO	4.000%	6/1/32	3,100	3,271
Reedy Creek FL Improvement District GO	5.250%	6/1/32	9,600	10,837
Reedy Creek FL Improvement District GO	5.250%	6/1/33	10,000	11,274
Reedy Creek FL Improvement District GO	4.000%	6/1/34	10,000	10,421
Reedy Creek FL Improvement District GO	5.000%	6/1/37	5,000	5,687
Reedy Creek FL Improvement District Utilities Revenue	5.000%	10/1/23	2,505	2,836
Sarasota County FL Infrastructure Sales Surtax Revenue	5.000%	10/1/23	1,000	1,134
Sarasota County FL Infrastructure Sales Surtax Revenue	5.000%	10/1/24	1,550	1,781
Sarasota County FL School Board COP	5.000%	7/1/18	2,185	2,197
Sarasota County FL School Board COP	5.000%	7/1/20	2,855	3,025
Sarasota County FL School Board COP	5.000%	7/1/20 (Prere.)	5,380	5,728
Sarasota County FL School Board COP	5.000%	7/1/20 (Prere.)	5,050	5,377
Seacoast FL Utility Authority Water & Sewer Revenue	5.000%	3/1/20	2,000	2,112
Seacoast FL Utility Authority Water & Sewer Revenue	5.000%	3/1/21	1,750	1,892
Seacoast FL Utility Authority Water & Sewer Revenue	5.000%	3/1/22	1,750	1,934
South Broward FL Hospital District Revenue	4.000%	5/1/33	3,860	3,991

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Florida Water Management District COP	5.000%	10/1/26	9,250	10,750
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/26	4,345	5,020
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/27	5,010	5,848
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/28	3,500	4,067
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/29	4,000	4,623
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/33	9,025	9,257
St. Johns County FL Development Authority Revenue (Presbyterian Retirement Communities
Project)	5.750%	8/1/20 (Prere.)	1,500	1,622
St. Lucie County FL School Board COP	5.000%	7/1/24	1,595	1,769
Sumter County FL Industrial Development Authority Hospital Revenue (Central Florida Health
Alliance Project)	5.000%	7/1/24	500	559
Sumter County FL Industrial Development Authority Hospital Revenue (Central Florida Health
Alliance Project)	5.000%	7/1/28	500	551
Sumter County FL Industrial Development Authority Hospital Revenue (Central Florida Health
Alliance Project)	5.000%	7/1/29	500	548
Sumter County FL Industrial Development Authority Hospital Revenue (Central Florida Health
Alliance Project)	5.125%	7/1/34	1,135	1,226
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County
Program)	5.000%	9/1/23	5,985	6,496
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County
Program)	5.125%	9/1/24	4,625	5,037
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County
Program)	5.000%	9/1/27	4,250	4,730
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County
Program)	5.000%	9/1/28	4,450	4,948
Tallahassee FL Energy System Revenue	5.000%	10/1/29	3,000	3,404
Tallahassee FL Energy System Revenue	5.000%	10/1/30	2,000	2,259
Tallahassee FL Energy System Revenue	5.000%	10/1/31	2,080	2,344
Tallahassee FL Energy System Revenue	5.000%	10/1/34	5,000	5,632
Tallahassee FL Energy System Revenue	5.000%	10/1/35	6,455	7,179
Tallahassee FL Energy System Revenue	5.000%	10/1/36	3,350	3,720
Tallahassee FL Energy System Revenue	5.000%	10/1/37	3,000	3,327
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/24	955	1,065
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/25	1,650	1,857
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/27	1,100	1,227
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/28	1,450	1,611
Tallahassee FL Utility System Revenue	5.000%	10/1/25	1,270	1,458
Tallahassee FL Utility System Revenue	5.000%	10/1/26	1,210	1,391
Tallahassee FL Utility System Revenue	5.000%	10/1/27	1,000	1,147
Tallahassee FL Utility System Revenue	5.000%	10/1/28	1,000	1,144
Tallahassee FL Utility System Revenue	5.000%	10/1/31	1,250	1,418
Tallahassee FL Utility System Revenue	5.000%	10/1/32	1,335	1,512
Tallahassee FL Utility System Revenue	5.000%	10/1/33	2,000	2,259
Tallahassee FL Utility System Revenue	5.000%	10/1/35	2,100	2,362
Tallahassee FL Utility System Revenue	5.000%	10/1/36	2,100	2,358
Tampa Bay FL Water Utility System Revenue	6.000%	10/1/29 (14)	10,000	13,054
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/32	2,305	2,583
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/21	1,220	1,326
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/23	1,400	1,547
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/28	2,500	2,900
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/29	2,500	2,888
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	3,505	4,032
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/19	3,580	3,752
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/21	18,420	19,441
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/22	13,395	14,190
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33	14,686	15,969
Tampa FL Hospital Revenue	5.000%	7/1/21	1,000	1,081
Tampa FL Hospital Revenue	5.000%	7/1/22	1,075	1,182
Tampa FL Hospital Revenue	5.000%	7/1/24	1,000	1,087
Tampa FL Hospital Revenue	5.000%	7/1/25	1,935	2,100
Tampa FL Hospital Revenue	5.000%	7/1/26	1,500	1,623
Tampa FL Hospital Revenue	5.000%	7/1/27	1,000	1,081
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/26	1,400	1,573
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/30	1,650	1,827
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/32	1,880	2,065
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/33	2,340	2,558
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/34	2,505	2,732
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/35	1,680	1,831
Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/32	605	637
Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/33	625	655
Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/34	650	677

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/35	680	705
Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/36	705	726
Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/37	5,000	5,130
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21 (Prere.)	2,300	2,574
University of South Florida Financing Corp. COP	5.000%	7/1/30	6,085	6,810
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical
University Inc.)	5.000%	10/15/27	1,000	1,167
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical
University Inc.)	5.000%		1,125	1,268
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical		10/15/27
University Inc.)	5.000%	10/15/28	1,500	1,744
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical
University Inc.)	5.000%	10/15/28	1,000	1,124
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical
University Inc.)	5.000%		1,110	1,245
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical		10/15/29
University Inc.)	5.000%	10/15/30	1,795	2,001
Volusia County FL School Board COP	5.000%	8/1/23	1,000	1,125
Volusia County FL School Board COP	5.000%	8/1/24	500	567
Volusia County FL School Board COP	5.000%	8/1/25	1,675	1,917
Volusia County FL School Board COP	5.000%	8/1/27	1,835	2,089
Volusia County FL School Board COP	5.000%	8/1/28	1,650	1,871
Volusia County FL School Board COP	5.000%	8/1/29	2,350	2,656
Volusia County FL School Board COP	5.000%	8/1/30	3,895	4,388
Volusia County FL School Board COP	5.000%	8/1/31	2,350	2,639
Winter Park FL Water & Sewer Revenue	5.000%	12/1/19 (Prere.)	1,975	2,069
				3,054,409
Georgia (3.0%)
Athens-Clarke County GA Unified Government Water & Sewerage Revenue	5.000%	1/1/27	2,325	2,692
Athens-Clarke County GA Unified Government Water & Sewerage Revenue	5.000%	1/1/28	2,500	2,891
Athens-Clarke County GA Unified Government Water & Sewerage Revenue	4.000%	1/1/32	2,000	2,100
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/21	4,000	4,198
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/22	10,000	10,490
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/24	1,665	1,890
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/29	3,000	3,368
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/30	5,000	5,614
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/31	5,000	5,614
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/32	5,515	6,183
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/33	2,000	2,240
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/34	2,000	2,238
Atlanta GA Airport Revenue	5.000%	1/1/21	2,000	2,099
Atlanta GA Airport Revenue	5.000%	1/1/22	2,300	2,413
Atlanta GA Airport Revenue	5.000%	1/1/24	1,000	1,135
Atlanta GA Airport Revenue	5.875%	1/1/24	3,145	3,453
Atlanta GA Airport Revenue	5.000%	1/1/26	1,600	1,751
Atlanta GA Airport Revenue	5.000%	1/1/27	1,390	1,519
Atlanta GA Airport Revenue	5.000%	1/1/31	2,525	2,835
Atlanta GA Development Authority Revenue	5.000%	7/1/25	2,495	2,877
Atlanta GA Development Authority Revenue	5.000%	7/1/27	1,000	1,150
Atlanta GA Development Authority Revenue	5.000%	7/1/28	1,355	1,557
Atlanta GA Development Authority Revenue	5.000%	7/1/30	1,280	1,463
Atlanta GA GO	5.250%	12/1/19 (12)	4,925	5,187
Atlanta GA GO	5.250%	12/1/20 (12)	3,280	3,454
4 Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	1,000	1,060
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/20	1,360	1,459
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/22 (4)	9,800	10,816
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/23	3,070	3,489
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/24	3,065	3,530
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	2,500	2,901
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/25 (4)	6,500	7,941
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/26 (4)	15,220	18,893
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	5,610	7,062
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/34	6,200	7,190
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35	4,000	4,628
1 Atlanta GA Water & Wastewater Revenue PUT	2.773%	11/1/18	21,685	21,701
Augusta GA Water & Sewerage Revenue	5.000%	10/1/26	9,030	10,584
Augusta GA Water & Sewerage Revenue	5.000%	10/1/27	9,480	11,238
Augusta GA Water & Sewerage Revenue	5.000%	10/1/28	9,960	11,762
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing
Foundation)	5.000%	7/1/29	1,100	1,273

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing
Foundation)	5.000%	7/1/30	1,350	1,551
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing
Foundation)	5.000%	7/1/32	1,795	2,038
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing
Foundation)	5.000%	7/1/33	2,000	2,262
Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/20	750	797
Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/30	3,285	3,760
Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/31	3,225	3,674
Cobb County GA Kennestone Hospital Authority Revenue	5.500%	4/1/20 (Prere.)	7,500	7,986
Cobb County GA Kennestone Hospital Authority Revenue	6.250%	4/1/20 (Prere.)	1,100	1,187
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/25	400	455
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/26	700	804
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/27	900	1,042
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/28	1,000	1,149
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/29	1,640	1,877
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/30	1,230	1,403
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/32	2,250	2,541
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/33	2,405	2,707
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/34	3,335	3,731
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/35	2,500	2,789
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/36	4,300	4,787
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/37	4,500	5,006
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/29	1,215	1,422
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/30	1,000	1,166
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	4.000%	7/1/32	1,000	1,049
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/34	1,000	1,142
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/36	1,000	1,135
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/22	1,675	1,845
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/23	1,975	2,173
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/24	1,000	1,095
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/27	6,880	7,493
DeKalb County GA Private Hospital Authority (Children’s Healthcare of Atlanta Inc. Project) RAN	5.000%	11/15/20	1,400	1,467
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/23	1,410	1,554
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/24	1,500	1,652
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	2,225	2,444
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/32	4,000	4,389
Fayette County GA Hospital Authority (Fayette Community Hospital Project) RAN	5.250%	6/15/23	11,395	11,813
Forsyth County GA GO	5.000%	3/1/20	2,145	2,266
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.250%	6/15/19 (Prere.)	6,110	6,342
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/20	760	808
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/30	3,010	3,445
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/32	2,640	2,993
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/25	400	455
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/26	465	534
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/27	500	579
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/28	510	586
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/29	500	572
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/30	845	964
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/31	900	1,022
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/35	4,700	5,247
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/37	2,820	3,137
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/25	1,000	1,065
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/26	1,000	1,066
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	5.000%	7/1/31	7,000	7,773
Fulton County GA Water & Sewer Revenue	5.000%	1/1/33	10,000	11,020
Georgia GO	5.000%	7/1/19	5,000	5,186
Georgia GO	4.000%	11/1/19	2,500	2,581
Georgia GO	5.000%	2/1/20	34,000	35,838
Georgia GO	5.000%	7/1/20	18,460	19,679
Georgia GO	5.000%	7/1/20	3,000	3,198
Georgia GO	5.000%	7/1/20	10,000	10,661

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia GO	5.000%	7/1/20	21,065	22,456
Georgia GO	5.000%	11/1/20	9,240	9,933
Georgia GO	5.000%	2/1/21	42,000	45,397
Georgia GO	5.000%	10/1/21	8,010	8,793
Georgia GO	5.000%	1/1/22	9,415	10,387
Georgia GO	5.000%	1/1/22	14,000	15,445
Georgia GO	5.000%	2/1/22	13,425	14,841
Georgia GO	5.000%	2/1/22	6,590	7,285
Georgia GO	5.000%	7/1/22	22,000	24,530
Georgia GO	4.000%	10/1/22	13,220	14,233
Georgia GO	5.000%	12/1/22	46,000	51,689
Georgia GO	5.000%	1/1/23	6,000	6,749
Georgia GO	5.000%	2/1/23	5,025	5,661
Georgia GO	5.000%	2/1/23	18,395	20,722
Georgia GO	5.000%	7/1/23	20,160	22,462
Georgia GO	5.000%	7/1/24	22,865	26,379
Georgia GO	5.000%	12/1/24	10,000	11,607
Georgia GO	4.000%	1/1/25	9,900	10,876
Georgia GO	5.000%	2/1/25	3,000	3,430
Georgia GO	5.000%	2/1/27	10,000	11,365
Georgia GO	5.000%	12/1/27	5,175	6,182
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/22	12,120	13,192
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/24	4,420	4,897
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/25	1,300	1,439
Georgia Road & Tollway Authority Revenue	5.000%	6/1/18	3,650	3,660
Georgia Road & Tollway Authority Revenue	5.000%	10/1/21	2,420	2,657
Georgia Road & Tollway Authority Revenue	5.000%	6/1/26	425	498
Georgia Road & Tollway Authority Revenue	5.000%	6/1/27	550	652
Georgia Road & Tollway Authority Revenue	5.000%	6/1/28	700	826
Georgia Road & Tollway Authority Revenue	5.000%	6/1/29	565	665
Georgia Road & Tollway Authority Revenue Federal Highway Reimbursement Revenue	5.000%	6/1/18	1,600	1,604
Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System
Obligated Group)	5.000%	8/1/30	4,365	4,869
Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System
Obligated Group)	5.000%	8/1/34	7,315	8,031
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/26	500	575
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/30	500	570
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/32	1,000	1,130
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/34	1,250	1,399
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/36	2,300	2,560
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/37	2,100	2,336
Gwinnett County GA School District GO	5.000%	2/1/21	10,000	10,801
Gwinnett County GA School District GO	5.000%	8/1/21	23,000	25,136
Henry County GA Hospital Authority Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/30	5,375	6,008
Henry County GA Hospital Authority Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/34	10,000	11,005
LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/25	450	512
LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/26	630	724
LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/28	835	960
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/19 (Prere.)	1,430	1,484
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/19 (Prere.)	1,250	1,297
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.250%	9/15/19	30	31
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/20	23,970	25,192
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	37,000	39,694
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	6,765	7,244
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/22	10,720	11,649
Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/23	127,300	134,682
2 Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/23	200,000	212,242
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.250%	7/1/26 (14)	4,800	5,753
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/30	5,000	5,833
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/31	9,000	10,457
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33	14,000	14,860
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/33	29,440	33,951
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/34	16,465	17,316
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/34	30,915	35,458
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/35	17,095	17,882
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/35	31,365	35,901
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/36	22,080	25,221
Municipal Electric Authority Georgia Revenue	5.000%	1/1/19	3,580	3,650
Municipal Electric Authority Georgia Revenue	5.750%	1/1/19	13,580	13,664
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,160	3,244
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	15,025	15,691

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Electric Authority Georgia Revenue	4.000%	1/1/21	7,725	8,050
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	2,810	3,000
Municipal Electric Authority Georgia Revenue	5.000%	11/1/23	14,615	15,549
Municipal Electric Authority Georgia Revenue	5.000%	11/1/24	11,650	12,392
Municipal Electric Authority Georgia Revenue	5.000%	1/1/25	4,740	5,342
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	4,605	5,252
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	16,290	18,519
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	32,860	37,357
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28 (15)	28,000	32,049
Municipal Electric Authority Georgia Revenue	5.000%	1/1/30	1,050	1,163
Municipal Electric Authority Georgia Revenue	5.000%	1/1/33	2,115	2,316
Municipal Electric Authority Georgia Revenue	5.000%	1/1/34	2,000	2,181
Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	5,500	5,986
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/21	7,615	8,131
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	10/1/20	1,220	1,307
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	10/1/21	775	849
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	10/1/23	510	580
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/29	3,340	3,478
Richmond County GA Hospital Authority (University Health Services Inc. Project) RAN	5.500%	1/1/19 (Prere.)	17,500	17,914
Savannah GA Hospital Authority Revenue (St. Joseph’s/Candler Health System, Inc.)	5.500%	7/1/30	4,000	4,520
Savannah GA Hospital Authority Revenue (St. Joseph’s/Candler Health System, Inc.)	5.500%	7/1/31	4,000	4,514
				1,746,313
Guam (0.1%)
Guam Business Privilege Tax Revenue	5.000%	1/1/26	1,145	1,201
Guam Government Business Privilege Tax Revenue	5.000%	11/15/21	4,655	4,969
Guam Government Business Privilege Tax Revenue	5.000%	1/1/23	1,175	1,247
Guam Government Business Privilege Tax Revenue	5.000%	11/15/23	6,280	6,827
Guam Government Business Privilege Tax Revenue	5.000%	11/15/24	9,240	10,092
Guam Government Business Privilege Tax Revenue	5.000%	11/15/25	7,210	7,911
Guam Government Business Privilege Tax Revenue	5.000%	11/15/26	3,000	3,275
Guam Government Business Privilege Tax Revenue	5.000%	11/15/30	2,950	3,165
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/26	750	830
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/27	600	665
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/29	1,750	1,927
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/30	1,000	1,097
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/32	2,230	2,422
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/36	300	319
Guam International Airport Authority Revenue	5.000%	10/1/23	2,310	2,439
Guam Power Authority Revenue	5.000%	10/1/26	1,225	1,336
Guam Power Authority Revenue	5.000%	10/1/27	1,230	1,347
Guam Power Authority Revenue	5.000%	10/1/28	1,245	1,330
Guam Power Authority Revenue	5.000%	10/1/28	2,585	2,818
Guam Power Authority Revenue	5.000%	10/1/29	5,425	5,887
Guam Power Authority Revenue	5.000%	10/1/30	5,695	6,152
Guam Power Authority Revenue	5.000%	10/1/32	2,680	2,866
Guam Power Authority Revenue	5.000%	10/1/34	1,825	1,933
Guam Power Authority Revenue	5.000%	10/1/35	2,690	2,843
Guam Power Authority Revenue	5.000%	10/1/36	3,525	3,714
Guam Power Authority Revenue	5.000%	10/1/37	3,000	3,158
				81,770
Hawaii (1.1%)
Hawaii Airports System Revenue	5.250%	7/1/30	13,975	14,922
Hawaii County HI GO	5.000%	9/1/28	1,000	1,167
Hawaii County HI GO	5.000%	9/1/29	2,065	2,401
Hawaii County HI GO	5.000%	9/1/30	1,000	1,159
Hawaii GO	5.000%	10/1/20	9,910	10,619
Hawaii GO	5.000%	10/1/20	5,500	5,894
Hawaii GO	5.000%	12/1/20	4,480	4,820
Hawaii GO	5.000%	10/1/21	7,715	8,456
Hawaii GO	5.000%	10/1/21	3,055	3,349
Hawaii GO	5.000%	11/1/22	11,190	12,530
Hawaii GO	5.000%	12/1/22	10,125	11,100
Hawaii GO	5.000%	8/1/24	8,970	10,326
Hawaii GO	5.000%	8/1/24	14,970	17,234
Hawaii GO	5.000%	10/1/24	10,000	11,543
Hawaii GO	5.000%	11/1/24	22,305	24,874
Hawaii GO	5.000%	4/1/25	19,785	23,030
Hawaii GO	5.000%	8/1/25	4,105	4,710
Hawaii GO	5.000%	8/1/25	2,500	2,869
Hawaii GO	5.000%	10/1/25	12,000	14,081
Hawaii GO	4.000%	4/1/26	26,025	28,694

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hawaii GO	5.000%	1/1/28	18,250	21,902
Hawaii GO	5.000%	5/1/28	14,835	17,622
Hawaii GO	5.000%	10/1/28	7,760	9,140
Hawaii GO	5.000%	10/1/28	9,000	10,600
Hawaii GO	5.000%	1/1/29	5,320	6,375
Hawaii GO	5.000%	8/1/29	8,500	9,653
Hawaii GO	5.000%	10/1/29	7,000	8,216
Hawaii GO	4.000%	4/1/30	21,685	23,265
Hawaii GO	4.000%	5/1/30	13,765	14,821
Hawaii GO	4.000%	10/1/30	11,500	12,323
Hawaii GO	4.000%	4/1/31	21,410	22,799
Hawaii GO	4.000%	5/1/31	13,960	14,963
Hawaii GO	4.000%	5/1/32	12,160	12,925
Hawaii GO	5.000%	1/1/33	10,750	12,630
Hawaii GO	5.000%	8/1/33	2,865	3,219
Hawaii GO	4.000%	1/1/34	8,725	9,212
Hawaii GO	5.000%	1/1/34	8,695	10,152
Hawaii GO	5.000%	1/1/36	22,345	25,967
Hawaii Highway Revenue	4.000%	1/1/22	1,000	1,065
Hawaii Highway Revenue	5.000%	1/1/32	2,180	2,455
Hawaii Pacific Health Revenue	5.625%	7/1/20 (Prere.)	2,345	2,522
Honolulu HI City & County GO	5.250%	7/1/19 (4)	4,755	4,942
Honolulu HI City & County GO	4.000%	10/1/19	2,515	2,590
Honolulu HI City & County GO	5.000%	10/1/19	2,055	2,145
Honolulu HI City & County GO	5.000%	10/1/19	3,365	3,513
Honolulu HI City & County GO	5.000%	10/1/20	3,675	3,939
Honolulu HI City & County GO	5.000%	10/1/20	5,015	5,375
Honolulu HI City & County GO	5.000%	8/1/21 (Prere.)	5,000	5,463
Honolulu HI City & County GO	5.000%	10/1/22	4,220	4,711
Honolulu HI City & County GO	5.000%	10/1/22	1,000	1,116
Honolulu HI City & County GO	5.000%	10/1/22	4,000	4,465
Honolulu HI City & County GO	5.000%	11/1/22 (Prere.)	3,500	3,921
Honolulu HI City & County GO	5.000%	11/1/22	3,000	3,354
Honolulu HI City & County GO	5.000%	8/1/24	4,535	4,937
Honolulu HI City & County GO	5.000%	10/1/26	7,500	8,756
Honolulu HI City & County GO	5.000%	10/1/26	5,025	5,867
Honolulu HI City & County GO	5.000%	10/1/27	4,020	4,678
Honolulu HI City & County GO	5.000%	10/1/28	8,415	9,762
Honolulu HI City & County GO	5.000%	10/1/28	4,000	4,635
Honolulu HI City & County GO	4.000%	10/1/31	6,220	6,636
Honolulu HI City & County GO	5.000%	10/1/31	12,690	14,575
Honolulu HI City & County GO	4.000%	10/1/32	6,705	7,103
Honolulu HI City & County GO	5.000%	9/1/34	8,035	9,320
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/26	3,000	3,472
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/27	1,105	1,297
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/28	6,175	6,686
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/29	10,000	10,760
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/30	8,220	9,403
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/34	6,765	7,622
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/35	6,835	7,682
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/36	3,000	3,470
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/37	6,000	6,935
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/38	7,230	7,542
				652,276
Idaho (0.1%)
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	1,245	1,282
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	715	736
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	755	777
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	285	293
3 Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.375%	7/1/34	4,425	4,520
Idaho Health Facilities Authority Revenue (Trinity Health Group)	6.125%	12/1/18 (Prere.)	12,050	12,350
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/24	1,520	1,733
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/25	2,750	3,178
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/30	3,250	3,586
Idaho Housing & Finance Association RAN	4.750%	7/15/19	5,000	5,165
Idaho Housing & Finance Association RAN	5.000%	7/15/25	2,010	2,312
Idaho Housing & Finance Association RAN	5.000%	7/15/26	1,000	1,162
Idaho Housing & Finance Association RAN	5.000%	7/15/27	5,070	5,960
				43,054

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois (6.2%)
Berwyn IL GO	5.000%	12/1/25 (4)	1,425	1,429
Champaign County IL Community Unit School District No. 4 GO	5.000%	1/1/31	1,290	1,457
Chicago IL Board of Education GO	0.000%	12/1/18 (14)	4,520	4,448
Chicago IL Board of Education GO	5.000%	12/1/18 (Prere.)	1,015	1,034
Chicago IL Board of Education GO	0.000%	12/1/19 (14)	5,610	5,340
Chicago IL Board of Education GO	5.000%	12/1/19	3,585	3,681
Chicago IL Board of Education GO	6.000%	1/1/20 (14)	3,330	3,437
Chicago IL Board of Education GO	5.000%	12/1/20 (4)	1,500	1,515
Chicago IL Board of Education GO	5.000%	12/1/21	20,000	20,980
Chicago IL Board of Education GO	5.500%	12/1/21 (4)(2)	4,090	4,436
Chicago IL Board of Education GO	5.000%	12/1/22	18,500	18,596
Chicago IL Board of Education GO	5.000%	12/1/22	2,775	2,927
Chicago IL Board of Education GO	5.000%	12/1/22	12,000	12,657
Chicago IL Board of Education GO	5.500%	12/1/22 (4)	9,625	10,602
Chicago IL Board of Education GO	5.000%	12/1/23 (4)	1,105	1,116
Chicago IL Board of Education GO	5.000%	12/1/23	15,000	15,882
Chicago IL Board of Education GO	5.000%	12/1/24	20,000	21,099
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	1,840	1,881
Chicago IL Board of Education GO	5.250%	12/1/25	8,135	8,175
Chicago IL Board of Education GO	0.000%	12/1/26 (14)	5,000	3,404
Chicago IL Board of Education GO	5.000%	12/1/26 (4)	12,640	12,785
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	3,360	3,434
Chicago IL Board of Education GO	7.000%	12/1/26	19,500	22,764
Chicago IL Board of Education GO	0.000%	12/1/28 (14)	4,320	2,667
Chicago IL Board of Education GO	0.000%	12/1/28 (14)	10,270	6,341
Chicago IL Board of Education GO	5.000%	12/1/33	20,500	20,541
Chicago IL Board of Education GO	5.250%	12/1/35	12,095	12,195
Chicago IL GO	5.000%	1/1/26	11,835	12,593
Chicago IL GO	5.000%	1/1/26	1,660	1,754
Chicago IL GO	5.000%	1/1/27 (14)	4,400	4,407
Chicago IL GO	5.000%	1/1/28 (14)	4,400	4,406
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/30	35,000	38,166
Chicago IL Midway Airport Revenue	5.000%	1/1/23	2,500	2,769
Chicago IL Midway Airport Revenue	5.000%	1/1/24	3,400	3,816
Chicago IL Midway Airport Revenue	5.000%	1/1/26	6,040	6,609
Chicago IL Midway Airport Revenue	5.000%	1/1/32	10,000	10,969
Chicago IL Midway Airport Revenue	5.000%	1/1/33	10,000	10,952
Chicago IL Midway Airport Revenue	5.000%	1/1/34	6,725	7,355
Chicago IL Midway Airport Revenue	5.000%	1/1/35	2,200	2,404
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/23	1,200	1,254
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/24	1,110	1,165
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/27	3,500	3,618
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/28	3,000	3,092
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/29	2,000	2,056
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/21 (Prere.)	13,495	14,670
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/21 (Prere.)	10,000	10,871
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	3,000	3,279
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/24	1,250	1,382
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25	5,500	6,249
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25	7,410	8,084
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/25	1,500	1,679
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26	760	874
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26	1,000	1,150
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26	4,025	4,384
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/26	1,000	1,115
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/27	1,185	1,376
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/27	3,560	3,872
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/27	32,400	37,632
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/27	2,435	2,711
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28	10,775	12,130
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28	1,130	1,310
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28	2,010	2,330
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28	3,000	3,261
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/28	5,000	5,911
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29	10,300	11,562
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29	900	1,039
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29	1,825	2,108
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29	3,000	3,254
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29 (4)	2,300	2,509
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29	2,000	2,278

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	1,500	1,726
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	3,220	3,486
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	5,700	6,471
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/30	3,000	3,529
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	22,500	25,098
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	720	824
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	2,030	2,324
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	2,900	3,135
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	13,065	14,765
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/31	3,595	4,211
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32	10,000	11,116
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32	3,500	3,935
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32	4,750	5,341
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33	20,040	22,227
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33	10,010	11,347
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33	4,750	5,320
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/33 (4)	1,000	1,101
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/34	10,010	11,275
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/34	18,750	20,879
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/35	10,500	11,785
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/35	12,250	13,597
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/35	11,930	13,242
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/36	8,750	9,681
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37	5,000	5,588
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37	1,040	1,149
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37	10,885	12,028
Chicago IL Park District GO	5.000%	1/1/21	2,000	2,120
Chicago IL Park District GO	5.000%	1/1/25	4,425	4,728
Chicago IL Park District GO	5.000%	1/1/25	625	700
Chicago IL Park District GO	5.000%	1/1/26	500	566
Chicago IL Park District GO	5.000%	1/1/27	1,000	1,131
Chicago IL Park District GO	5.000%	1/1/28	1,000	1,123
Chicago IL Park District GO	5.000%	1/1/29	785	874
Chicago IL Park District GO	5.000%	1/1/30	1,000	1,107
Chicago IL Park District GO	5.000%	1/1/31	1,000	1,099
Chicago IL Park District GO	5.000%	1/1/31	2,000	2,199
Chicago IL Park District GO	5.000%	1/1/32	2,625	2,840
Chicago IL Park District GO	5.000%	1/1/33	2,000	2,180
Chicago IL Park District GO	5.000%	1/1/33	1,000	1,079
Chicago IL Park District GO	5.000%	1/1/33	1,095	1,182
Chicago IL Park District GO	5.000%	1/1/34	2,000	2,172
Chicago IL Park District GO	5.000%	1/1/34	1,500	1,614
Chicago IL Park District GO	5.000%	1/1/35	1,075	1,153
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/28	4,835	5,073
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/29	5,170	5,418
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/30	2,770	2,899
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/18 (Prere.)	8,260	8,283
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/18 (Prere.)	11,000	11,031
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/18 (Prere.)	5,000	5,014
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.500%	6/1/18	7,435	7,454
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	12/1/18 (Prere.)	3,185	3,245
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/26	2,075	2,337
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/26	1,035	1,170
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/27	31,170	32,450
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/27	13,085	13,622
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/28	30,225	31,416
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/19	9,915	10,326
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/30	10,000	10,741
3 Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	1.950%	5/7/18	15,380	15,380
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,435	2,660
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/26	3,100	3,476
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/27	2,545	2,852
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	3,330	3,716
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	9,030	10,077
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,675	1,828
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/30	1,450	1,572
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/31	2,000	2,158
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/32	1,875	2,002
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/33	2,100	2,234
Chicago IL Water Revenue	5.000%	11/1/23	1,750	1,912
Chicago IL Water Revenue	5.000%	11/1/24	1,585	1,728

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Water Revenue	5.000%	11/1/25	2,570	2,793
Chicago IL Water Revenue	5.000%	11/1/26	2,115	2,293
Chicago IL Water Revenue	5.000%	11/1/28	5,375	5,794
Chicago IL Water Revenue	5.000%	11/1/30	3,590	3,845
Chicago IL Water Revenue	5.000%	11/1/31	3,000	3,205
Chicago IL Water Revenue	5.000%	11/1/32	3,075	3,273
Chicago IL Waterworks Revenue	5.000%	11/1/18 (Prere.)	10,710	10,881
Chicago IL Waterworks Revenue	5.000%	11/1/19 (4)	6,855	6,961
Chicago IL Waterworks Revenue	5.000%	11/1/22	1,405	1,547
Chicago IL Waterworks Revenue	5.000%	11/1/27	10,395	11,817
Chicago IL Waterworks Revenue	5.000%	11/1/29	6,980	7,868
Chicago IL Waterworks Revenue	5.000%	11/1/29	1,030	1,134
Chicago IL Waterworks Revenue	5.000%	11/1/31	2,000	2,182
Chicago IL Waterworks Revenue	5.000%	11/1/33	2,025	2,194
Cook County IL Community College District GO	5.000%	3/1/19 (Prere.)	1,100	1,103
Cook County IL Community College District GO	5.000%	12/1/24	2,000	2,125
Cook County IL Community College District GO	5.250%	12/1/26	2,065	2,197
Cook County IL Community College District GO	5.250%	12/1/27	2,000	2,118
Cook County IL Community College District GO	5.250%	12/1/28	2,020	2,134
Cook County IL Forest Preservation District GO	5.000%	12/15/24	1,520	1,630
Cook County IL Forest Preservation District GO	5.000%	12/15/25	1,000	1,067
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,485	2,640
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,225	2,364
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,605	2,758
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,335	2,472
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,240	2,366
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,455	2,593
Cook County IL Forest Preservation District GO	5.000%	12/15/32	5,000	5,252
Cook County IL GO	5.000%	11/15/18	8,000	8,130
Cook County IL GO	5.000%	11/15/20	7,500	7,827
Cook County IL GO	5.000%	11/15/21	5,410	5,636
Cook County IL GO	5.000%	11/15/26 (4)	2,000	2,280
Cook County IL GO	5.250%	11/15/28	35,500	38,210
Cook County IL GO	5.000%	11/15/34	1,180	1,300
Cook County IL GO	5.000%	11/15/35	1,025	1,126
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/24	1,750	1,965
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/25	1,820	2,037
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/26	2,290	2,556
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/27	2,000	2,227
Grundy & Will Counties IL Community Unit School District No. 1 (Coal City) GO	5.875%	8/1/18 (Prere.)	1,625	1,641
Grundy & Will Counties IL Community Unit School District No. 1 (Coal City) GO	5.875%	8/1/18 (Prere.)	1,910	1,929
Grundy & Will Counties IL Community Unit School District No. 1 (Coal City) GO	5.875%	8/1/18 (Prere.)	2,150	2,171
Grundy & Will Counties IL Community Unit School District No. 1 (Coal City) GO	5.875%	8/1/18 (Prere.)	4,580	4,626
Grundy & Will Counties IL Community Unit School District No. 1 (Coal City) GO	5.875%	2/1/23	690	697
Grundy & Will Counties IL Community Unit School District No. 1 (Coal City) GO	5.875%	2/1/25	810	818
Grundy & Will Counties IL Community Unit School District No. 1 (Coal City) GO	5.875%	2/1/26	910	919
Grundy & Will Counties IL Community Unit School District No. 1 (Coal City) GO	5.875%	8/1/28	1,940	1,959
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/19 (Prere.)	4,715	4,847
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/19 (Prere.)	5,285	5,433
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/19	1,500	1,542
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/19 (Prere.)	2,000	2,056
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/19 (Prere.)	6,535	6,718
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/23	1,000	1,126
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/24	1,210	1,379
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/28	3,885	4,374
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/29	5,010	5,625
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	2/12/20	6,595	6,926
Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/30	3,020	3,276
Illinois Finance Authority Revenue (Carle Foundation)	5.625%	8/15/31	10,000	10,989
3 Illinois Finance Authority Revenue (Carle Foundation) TOB VRDO	1.870%	5/7/18 (12)	2,300	2,300
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/27	15,000	15,896
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/28	1,290	1,386
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/32	7,575	7,944
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/34	5,000	5,277
Illinois Finance Authority Revenue (Central DuPage Health)	5.000%	11/1/19 (Prere.)	17,920	18,733
Illinois Finance Authority Revenue (Central DuPage Health)	5.125%	11/1/19 (Prere.)	15,000	15,697
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.500%	8/15/18 (Prere.)	21,760	21,995
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/26	1,000	1,085
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/31	2,560	2,718
Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/31	6,000	6,929
Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/34	6,000	6,821

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/35	5,000	5,664
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/28	2,085	2,398
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/29	2,000	2,292
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/30	1,010	1,154
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/33	2,000	2,259
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/35	5,000	5,393
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/36	6,430	6,921
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/37	6,500	6,991
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	4.000%	5/15/23	1,000	1,052
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	4.000%	5/15/27	3,070	3,164
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	4.750%	5/15/33	8,765	9,066
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/37	2,000	2,139
Illinois Finance Authority Revenue (Illinois Wesleyan University)	5.000%	9/1/36	1,000	1,072
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/25	8,750	9,526
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/26	3,630	3,939
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/27	1,495	1,618
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/28	1,570	1,695
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/29	1,650	1,776
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/30	1,730	1,859
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/31	1,815	1,947
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/32	1,905	2,040
Illinois Finance Authority Revenue (Memorial Health System)	5.250%	4/1/29	12,670	13,050
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/23	1,225	1,355
Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/28	7,900	8,148
Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/31	6,500	6,603
Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/32	10,000	10,110
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/33	3,955	4,343
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/34	3,500	3,823
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.250%	7/1/18 (Prere.)	8,500	8,548
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.750%	8/15/19 (Prere.)	9,000	9,446
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/33	5,050	5,539
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/35	5,500	5,987
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/36	2,500	2,716
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/27	3,170	3,758
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/28	3,225	3,809
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/29	2,250	2,643
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/30	1,250	1,460
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	4.000%	7/15/36	2,300	2,369
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	4.000%	7/15/37	2,500	2,573
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	1.730%	5/7/18	37,125	37,125
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	5/15/19 (Prere.)	10,000	10,515
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/22	2,040	2,240
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/23	3,750	4,096
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/23	1,050	1,171
Illinois Finance Authority Revenue (OSF Healthcare System)	4.500%	5/15/24	5,070	5,391
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/24	1,850	2,079
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/25	1,950	2,211
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/26	1,010	1,148
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/28	1,250	1,399
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/29	2,000	2,225
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/30	2,300	2,536
Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	5/15/31	2,165	2,214
Illinois Finance Authority Revenue (OSF Healthcare System) VRDO	1.750%	5/7/18 LOC	26,320	26,320
Illinois Finance Authority Revenue (Palos Community Hospital)	5.375%	5/15/30	24,070	25,269
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/24	5,045	5,583
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/25	8,000	8,949
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/26	8,000	9,050
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/27	10,000	11,418
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/28	13,750	15,655
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/32	10,000	11,190
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	4.000%	2/15/33	1,800	1,823
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/30	2,540	2,567
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/31	2,065	2,078
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/32	2,000	2,003
Illinois Finance Authority Revenue (Rush University Medical Center)	6.375%	5/1/19 (Prere.)	7,000	7,308
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/25	2,870	3,267
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/26	4,000	4,531
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/27	4,030	4,554
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/28	4,000	4,501
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/25	1,015	1,127
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.500%	8/15/30	8,000	8,058

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/35	2,700	2,880
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.250%	3/1/20 (Prere.)	7,000	7,412
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/29	1,855	2,105
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/30	1,550	1,750
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	4.000%	3/1/35	600	600
Illinois Finance Authority Revenue (Three Crowns Park Obligated Group)	5.250%	2/15/37	1,180	1,241
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/19	11,605	12,043
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/20	3,185	3,389
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/20 (Prere.)	3,355	3,572
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/22	6,645	7,053
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/24	1,145	1,299
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/26	1,700	1,975
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/22	2,000	2,227
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/22	2,000	2,188
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/23	4,000	4,369
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/23	5,265	5,962
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/24	5,195	5,669
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/25	2,990	3,276
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/26	3,500	3,813
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/28	15,000	17,066
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/28	4,400	4,823
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/29	12,250	13,899
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/29	4,250	4,623
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/30	5,250	5,709
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/31	15,000	16,953
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/31	5,300	5,817
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32	15,000	16,944
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32	1,050	1,148
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/35	28,975	32,657
Illinois Finance Authority Student Housing & Academic Facilities Revenue (University of Illinois at
Chicago Project)	5.000%	2/15/37	1,000	1,068
Illinois GO	5.000%	11/1/19	8,200	8,436
Illinois GO	5.000%	1/1/20 (4)	8,635	8,973
Illinois GO	5.000%	8/1/20	2,000	2,071
Illinois GO	5.000%	11/1/20	65,375	67,955
Illinois GO	5.000%	1/1/21 (4)	21,470	22,260
Illinois GO	5.250%	1/1/21	7,525	7,839
Illinois GO	5.000%	5/1/21	4,785	4,959
Illinois GO	5.000%	8/1/21	25,000	25,977
Illinois GO	5.000%	11/1/21	90,000	93,685
Illinois GO	5.000%	1/1/22	3,180	3,254
Illinois GO	5.000%	2/1/22	5,230	5,423
Illinois GO	5.000%	2/1/22	7,740	8,026
Illinois GO	5.000%	7/1/22	7,050	7,337
Illinois GO	5.000%	8/1/22 (4)	11,720	12,561
Illinois GO	5.000%	8/1/22	10,000	10,414
Illinois GO	5.000%	11/1/22	10,000	10,437
Illinois GO	5.000%	11/1/22	54,800	57,196
Illinois GO	5.000%	2/1/23	7,000	7,293
Illinois GO	5.000%	2/1/23	8,500	8,856
Illinois GO	5.000%	7/1/23	6,120	6,368
Illinois GO	5.000%	8/1/23	17,050	17,750
Illinois GO	5.000%	11/1/23	13,200	13,766
Illinois GO	5.000%	11/1/23	30,055	31,344
Illinois GO	4.000%	1/1/24	4,860	4,861
Illinois GO	5.000%	2/1/24	6,270	6,514
Illinois GO	5.000%	6/1/24	7,000	7,252
Illinois GO	5.500%	7/1/24	19,000	20,308
Illinois GO	5.000%	8/1/24	25,335	26,214
Illinois GO	5.000%	11/1/24	38,000	39,450
Illinois GO	5.000%	2/1/25	3,250	3,380
Illinois GO	5.000%	2/1/25	3,775	3,924
Illinois GO	5.000%	1/1/26	2,115	2,202
Illinois GO	5.000%	2/1/26	11,175	11,552
Illinois GO	5.000%	2/1/26	20,000	20,819
Illinois GO	5.000%	4/1/26 (4)	16,175	17,443
Illinois GO	5.500%	7/1/26	7,000	7,401
Illinois GO	5.000%	11/1/26	40,750	42,409
Illinois GO	5.000%	12/1/26	8,390	8,734
Illinois GO	5.000%	2/1/27	28,500	29,666
Illinois GO	5.000%	4/1/27	3,840	3,947

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois GO	5.500%	7/1/27	8,000	8,398
Illinois GO	5.000%	12/1/27	10,560	11,000
Illinois GO	5.000%	2/1/28	10,305	10,689
Illinois GO	5.000%	4/1/28 (4)	4,515	4,837
Illinois GO	5.250%	7/1/28	2,710	2,801
Illinois GO	5.250%	2/1/29	8,750	9,034
Illinois GO	5.000%	3/1/29	23,000	23,399
Illinois GO	5.250%	2/1/30	13,000	13,388
Illinois GO	5.000%	11/1/30	5,000	5,139
Illinois GO	5.000%	1/1/31	11,000	11,142
Illinois GO	5.000%	3/1/31	7,985	8,096
Illinois GO	5.250%	7/1/31	6,000	6,160
Illinois GO	5.000%	9/1/31	6,500	6,506
Illinois GO	5.000%	11/1/32	9,200	9,430
Illinois GO	4.000%	6/1/33	20,880	19,207
Illinois GO	5.500%	7/1/33 (4)	3,300	3,606
Illinois Regional Transportation Authority Revenue	6.250%	7/1/22 (4)	5,000	5,737
Illinois Regional Transportation Authority Revenue	6.000%	7/1/23 (14)	5,025	5,843
Illinois Regional Transportation Authority Revenue	6.250%	7/1/23 (4)	11,475	13,480
Illinois Sales Tax Revenue	5.000%	6/15/18	12,000	12,042
Illinois Sales Tax Revenue	5.375%	6/15/18	9,860	9,899
Illinois Sales Tax Revenue	5.000%	6/15/19	6,045	6,233
Illinois Sales Tax Revenue	5.000%	6/15/20	3,910	4,041
Illinois Sales Tax Revenue	5.375%	6/15/20	9,635	10,257
Illinois Sales Tax Revenue	5.000%	6/15/21	15,000	16,142
Illinois Sports Facility Authority Revenue	0.000%	6/15/25 (2)	9,500	7,032
Illinois Toll Highway Authority Revenue	5.000%	1/1/22	4,100	4,490
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	12,800	14,253
Illinois Toll Highway Authority Revenue	5.000%	1/1/27	1,250	1,386
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	1,250	1,386
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	2,500	2,610
Illinois Toll Highway Authority Revenue	5.000%	1/1/29	3,500	3,870
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	3,745	4,130
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,410	1,564
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,100	6,832
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	8,000	8,805
Illinois Toll Highway Authority Revenue	5.000%	12/1/31	12,055	13,730
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	9,000	9,876
Illinois Toll Highway Authority Revenue	5.000%	12/1/32	7,055	8,009
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	2,500	2,754
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	11,100	12,353
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	9,000	9,851
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	3,860	4,240
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	11,700	12,962
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	2,000	2,243
Illinois Toll Highway Authority Revenue	5.000%	1/1/35	2,060	2,306
Illinois Toll Highway Authority Revenue	5.000%	1/1/35	2,500	2,831
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	2,500	2,825
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	2,000	2,263
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	4,500	5,085
Illinois Toll Highway Authority Revenue VRDO	1.800%	5/7/18	19,300	19,300
Kane McHenry Cook & DeKalb County IL Unit School District GO	5.000%	1/1/21	1,725	1,844
Lake County IL Community High School District No. 127 GO	0.000%	2/1/19 (14)	5,000	4,926
Lake County IL Community High School District No. 127 GO	0.000%	2/1/20 (14)	5,000	4,812
Lake County IL Community High School District No. 127 GO	0.000%	2/1/22 (14)	5,690	5,194
McHenry & Kane Counties IL Community Consolidated School District No. 158 GO	5.625%	1/15/31	3,500	3,879
McHenry & Kane Counties IL Community Consolidated School District No. 158 GO	5.625%	1/15/32	4,000	4,433
McHenry County IL Conservation District GO	5.000%	2/1/22	3,000	3,282
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	6,000	5,271
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	21,060	16,812
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/24 (14)	23,795	18,025
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000% )	12/15/25 (14	29,800	21,533
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	10,735	7,839
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	9,400	6,568
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000% )	12/15/29 (14	40,000	23,715
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/30 (4)	115	70
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	72,685	38,865
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/33 (14)	41,400	20,329
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	6/15/19 (ETM)	6,425	6,281

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	6/15/19 (14)	32,015	30,897
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%)	12/15/23 (ETM	755	653
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000% )	12/15/23 (14	31,770	25,361
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.000%	12/15/26	4,250	4,602
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.000%	12/15/28	29,840	31,111
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.000%	12/15/28	2,270	2,467
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	6/15/31 (14)	44,255	24,244
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.000%	12/15/31	675	726
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	6/15/32 (14)	25,135	13,044
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.000%	12/15/32	600	644
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.000%	12/15/33	450	481
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.000%	12/15/34	520	554
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000% 12/15/37		1,800	964
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/24	1,300	1,466
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/25	3,000	3,411
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/26	2,300	2,638
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/27	2,080	2,377
Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/31	1,770	1,818
Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/32	2,190	2,239
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/18	5,000	5,012
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.500%	6/1/21 (Prere.)	38,000	41,798
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/21 (Prere.)	10,000	11,148
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/26	22,500	25,603
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/27	8,000	9,116
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/28	2,350	2,656
Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services
Inc.)	5.000%	2/15/25	3,850	4,406
Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services
Inc.)	5.000%	2/15/26	3,500	4,054
Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services
Inc.)	5.000%	2/15/27	3,500	4,093
Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services
Inc.)	5.000%	2/15/28	8,750	10,314
Southwestern Illinois Development Authority Revenue (Local Government Program)	0.000%	2/1/26 (12)	2,525	1,893
Southwestern Illinois Development Authority Revenue (Local Government Program)	5.000%	4/15/30	10,000	10,554
Springfield IL Water Revenue	5.000%	3/1/29	2,525	2,736
Springfield IL Water Revenue	5.000%	3/1/30	2,000	2,166
Springfield IL Water Revenue	5.000%	3/1/31	2,785	3,012
Springfield IL Water Revenue	5.000%	3/1/32	3,035	3,280
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/21	3,430	3,617
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/22	6,015	6,321
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/29	2,075	2,265
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/30	2,000	2,182
University of Illinois Auxiliary Facilities System Revenue	5.250%	4/1/30	5,000	5,249
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/31	2,420	2,634
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/33	2,000	2,163
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/34	2,000	2,159
University of Illinois COP	4.000%	8/15/19	10,000	10,194
University of Illinois COP	4.000%	10/1/19	5,115	5,222
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/23	1,715	1,884
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/24	7,950	8,717
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/25	3,405	3,734
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/28	9,900	9,839
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/29	5,920	3,357
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/30	5,680	3,030
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/30	5,500	5,414
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/31	9,150	8,940
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/24	7,980	6,545

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/25	4,065	3,200
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/26	3,645	2,754
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/27	2,000	1,450
				3,573,291
Indiana (1.4%)
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/32	8,105	9,282
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/33	9,110	10,383
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/34	9,630	10,901
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/36	13,470	15,134
Franklin IN Community Multi-School Building Corp. Revenue	5.000%	7/15/23 (4)	2,480	2,773
Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/21	245	268
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.000%	11/1/18	5,000	5,077
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.000%	11/1/18 (Prere.)	3,570	3,626
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.250%	11/1/18 (Prere.)	8,615	8,761
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.250%	11/1/18 (Prere.)	14,425	14,669
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.250%	11/1/18 (Prere.)	13,895	14,130
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.250%	11/1/18 (Prere.)	10,855	11,038
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.000%	11/1/20	4,370	4,440
Indiana Finance Authority Highway Revenue	5.000%	12/1/23	15,135	17,238
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/22	1,295	1,425
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/24	2,500	2,775
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/25	2,500	2,767
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/26	2,500	2,758
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/27	2,500	2,754
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/18	1,125	1,146
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/24	1,400	1,606
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/26	1,030	1,172
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/27	1,000	1,136
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/28	2,600	2,945
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/30	1,000	1,125
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/33	3,000	3,366
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/34	18,515	20,686
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/35	19,220	21,447
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/26	1,310	1,535
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/29	1,350	1,623
Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/22 (Prere.)	65	72
Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/29	2,935	3,176
Indiana Finance Authority Revenue	5.000%	2/1/21	3,430	3,706
Indiana Finance Authority Revenue	5.000%	2/1/21	6,225	6,725
Indiana Finance Authority Revenue	5.000%	2/1/23	11,010	12,392
Indiana Finance Authority Revenue	5.000%	2/1/26	5,665	6,554
Indiana Finance Authority Revenue	5.000%	2/1/27	4,140	4,897
Indiana Finance Authority Revenue	5.000%	8/1/27	1,705	2,014
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/21	1,225	1,313
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/22	1,000	1,090
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/24	2,000	2,174
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/25	1,000	1,084
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/29	1,895	2,160
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/30	3,250	3,509
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/30	1,260	1,432
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/31	1,650	1,864
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/36	2,000	2,221
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/26	6,475	7,498
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/26	5,720	6,624
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/27	6,785	7,924
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/27	6,220	7,264
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/28	6,650	7,772
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/28	6,970	8,146
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/29	7,400	8,615
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/29	4,000	4,657
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/30	19,250	22,325
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/31	22,000	25,416
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/32	19,705	22,677
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/35	16,850	17,211

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/36	11,140	11,352
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/37	6,220	6,333
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/27	3,000	3,492
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/29	5,000	5,788
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/30	6,000	6,928
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/31	10,130	11,683
Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/32	9,150	10,155
Indiana Finance Authority Revenue (Trinity Health)	5.000%	12/1/20 (Prere.)	6,295	6,754
Indiana Finance Authority Revenue VRDO	1.540%	5/1/18	16,025	16,025
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/21	2,795	3,049
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/24	1,000	1,131
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/27	1,000	1,142
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/28	2,180	2,486
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/29	5,000	5,488
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/29	2,295	2,607
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/30	5,490	6,012
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/31	3,325	3,635
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.250%	10/1/31	10,020	10,957
Indiana Health Facility Financing Authority Revenue (Parkview Health System Obligated Group)	2.611%	5/1/31 (2)	2,925	2,830
Indiana Municipal Power Agency Revenue	5.625%	1/1/19 (Prere.)	4,640	4,755
Indiana Municipal Power Agency Revenue	5.750%	1/1/19 (Prere.)	2,000	2,051
Indiana Municipal Power Agency Revenue	5.000%	1/1/30	3,530	4,138
Indiana Municipal Power Agency Revenue	5.000%	1/1/31	5,250	6,120
Indiana Municipal Power Agency Revenue	5.000%	1/1/33	7,245	8,293
Indiana Municipal Power Agency Revenue	5.000%	1/1/33	6,275	7,224
Indiana Municipal Power Agency Revenue	5.000%	1/1/34	19,000	21,659
Indiana Municipal Power Agency Revenue	5.000%	1/1/34	4,020	4,599
Indiana Municipal Power Agency Revenue	5.000%	1/1/35	20,000	22,783
Indiana Municipal Power Agency Revenue	5.000%	1/1/35	1,305	1,490
Indiana Municipal Power Agency Revenue	5.000%	1/1/36	12,500	14,211
Indiana Municipal Power Agency Revenue	5.000%	1/1/37	2,410	2,727
Indiana Office Building Commission Facilities Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	2,515	2,614
Indiana University Student Fee Revenue	5.000%	8/1/21	4,500	4,918
Indiana University Student Fee Revenue	5.000%	8/1/21 (Prere.)	1,000	1,092
Indiana University Student Fee Revenue	5.000%	8/1/21 (Prere.)	1,000	1,092
Indiana University Student Fee Revenue	5.000%	8/1/21 (Prere.)	1,560	1,704
Indiana University Student Fee Revenue	5.000%	8/1/22	6,370	7,106
Indiana University Student Fee Revenue	5.000%	8/1/23	3,510	3,923
Indiana University Student Fee Revenue	5.000%	8/1/24	2,175	2,424
Indiana University Student Fee Revenue	5.000%	8/1/25	2,040	2,278
Indianapolis IN Gas Utility Revenue	5.000%	8/15/21 (4)	3,530	3,763
Indianapolis IN Gas Utility Revenue	5.000%	8/15/22 (4)	15,655	16,670
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/18 (Prere.)	1,985	2,001
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/18 (Prere.)	2,085	2,102
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/18 (Prere.)	1,895	1,910
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/18 (Prere.)	1,425	1,437
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/19	3,000	3,067
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/20	1,545	1,625
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	2/1/20	5,050	5,169
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/21	8,590	9,016
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/22	7,000	7,347
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/20 (Prere.)	4,285	4,498
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/20 (Prere.)	3,535	3,711
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/20 (Prere.)	7,000	7,348
Indianapolis IN Local Public Improvement Bond Bank Revenue (Qualified Midwestern Disaster Area)	5.500%	2/1/28	4,065	4,411
Indianapolis IN Local Public Improvement Bond Bank Revenue (Qualified Midwestern Disaster Area)	5.500%	2/1/29	4,370	4,740
Indianapolis IN Local Public Improvement Bond Bank Revenue (Waterworks Project)	5.500%	1/1/19 (Prere.)	1,955	2,003
Indianapolis IN Local Public Improvement Bond Bank Revenue (Waterworks Project)	5.500%	1/1/29	8,045	8,237
Indianapolis IN Local Public Improvement Bond Bank Revenue (Waterworks Project)	5.500%	1/1/38 (12)	7,000	7,157
Lake Central IN Multi-District School Building Corp. Revenue	5.000%	7/15/25	4,330	4,797
Lake Central IN Multi-District School Building Corp. Revenue	5.000%	7/15/26	4,835	5,345
Purdue University Indiana University COP	5.000%	7/1/20	2,000	2,132
Purdue University Indiana University COP	5.000%	7/1/36	1,655	1,883
Purdue University Indiana University Student Facilities System Revenue	4.000%	7/1/20	170	177
Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/32	1,850	2,139
Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/33	2,505	2,883
Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/34	1,590	1,819
Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/36	1,255	1,428
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project)	2.750%	6/1/25	13,000	12,892
Wayne Township School Building Corp. Marion County Indiana Revenue	5.000%	7/15/25	4,460	5,037
				782,290

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Iowa (0.3%)
Ames IA Hospital Revenue (Mary Greeley Medical Center)	5.500%	6/15/20 (Prere.)	2,000	2,141
Ames IA Hospital Revenue (Mary Greeley Medical Center)	5.625%	6/15/20 (Prere.)	2,000	2,146
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.250%	8/15/19 (Prere.)	5,500	5,731
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.250%	2/15/29 (12)	13,500	13,814
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	185	188
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	500	532
3 Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27	2,955	3,145
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project) PUT	5.250%	12/1/37	59,200	62,178
Iowa Finance Authority Revenue	5.000%	8/1/20	3,000	3,204
Iowa Special Obligation Revenue	5.000%	6/1/24	4,000	4,566
Iowa Special Obligation Revenue	5.000%	6/1/27	5,450	6,398
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/27	5,985	6,347
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/28	6,280	6,659
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/20 (Prere.)	4,000	4,249
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/20 (Prere.)	1,150	1,222
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/20 (Prere.)	2,100	2,231
Polk County IA GO	4.000%	6/1/22	12,620	13,481
Polk County IA GO	4.000%	6/1/23	13,050	13,936
				152,168
Kansas (0.7%)
Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/27	2,500	2,758
Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/28	4,000	4,361
Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/29	3,000	3,248
Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/30	3,010	3,241
Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/31	2,000	2,136
Butler County KS Unified School District No. 385 Andover GO	5.000%	9/1/32	2,000	2,329
Butler County KS Unified School District No. 385 Andover GO	5.000%	9/1/33	2,325	2,699
Butler County KS Unified School District No. 385 Andover GO	5.000%	9/1/34	2,680	3,097
Cowley County KS Unified School District GO	4.750%	9/1/18 (Prere.)	3,500	3,531
Cowley County KS Unified School District GO	4.750%	9/1/18 (Prere.)	380	383
Cowley County KS Unified School District GO	4.750%	9/1/26 (4)	3,300	3,329
Geary County KS Unified School District No. 475 GO	5.000%	9/1/25	345	399
Geary County KS Unified School District No. 475 GO	5.000%	9/1/26	350	406
Geary County KS Unified School District No. 475 GO	5.000%	9/1/27	425	492
Geary County KS Unified School District No. 475 GO	5.000%	9/1/28	635	731
Geary County KS Unified School District No. 475 GO	5.000%	9/1/29	600	690
Geary County KS Unified School District No. 475 GO	5.000%	9/1/30	775	889
Geary County KS Unified School District No. 475 GO	5.000%	9/1/31	650	744
Geary County KS Unified School District No. 475 GO	4.000%	9/1/33	750	793
Geary County KS Unified School District No. 475 GO	4.000%	9/1/34	700	729
Geary County KS Unified School District No. 475 GO	4.000%	9/1/35	2,000	2,080
Geary County KS Unified School District No. 475 GO	4.000%	9/1/36	2,155	2,237
Geary County KS Unified School District No. 475 GO	4.000%	9/1/37	1,835	1,903
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/26	600	658
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/27	500	547
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/28	500	545
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/29	500	542
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/30	500	541
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/31	650	701
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/23	1,015	1,151
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/24	1,020	1,172
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/24	1,500	1,724
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/25	1,650	1,927
Johnson County KS Unified School District No. 233 GO	4.000%	9/1/29	1,000	1,075
Johnson County KS Unified School District No. 233 GO	4.000%	9/1/31	1,000	1,063
Johnson County KS Unified School District No. 233 GO	4.000%	9/1/32	650	688
Johnson County KS Unified School District No. 233 GO	4.000%	9/1/33	500	528
Kansas Department of Transportation Highway Revenue	5.000%	9/1/20	24,000	25,665
Kansas Department of Transportation Highway Revenue	5.000%	9/1/21	10,015	10,958
Kansas Department of Transportation Highway Revenue	5.000%	9/1/22	7,475	8,345
Kansas Department of Transportation Highway Revenue	5.000%	9/1/25	10,000	11,493
Kansas Department of Transportation Highway Revenue	5.000%	9/1/26	13,300	15,244
Kansas Department of Transportation Highway Revenue	5.000%	9/1/26	2,290	2,671
Kansas Department of Transportation Highway Revenue	5.000%	9/1/27	14,000	16,028
Kansas Department of Transportation Highway Revenue	5.000%	9/1/28	11,400	13,016
Kansas Department of Transportation Highway Revenue	5.000%	9/1/29	15,525	17,677
Kansas Development Finance Authority Health Facilities Revenue (Kansas University Health System)	5.375%	3/1/30	1,000	1,056
Kansas Development Finance Authority Health Facilities Revenue (Kansas University Health System)	5.000%	3/1/31	1,000	1,048
Kansas Development Finance Authority Health Facilities Revenue (Kansas University Health System)	5.000%	3/1/34	2,015	2,111

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kansas Development Finance Authority Hospital Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.500%	11/15/19 (Prere.)	230	242
Kansas Development Finance Authority Hospital Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.500%	11/15/29	10,205	10,797
3 Kansas Development Finance Authority Hospital Revenue (Adventist Health System/Sunbelt
Obligated Group) TOB VRDO	1.800%	5/7/18	8,000	8,000
Kansas Development Finance Authority Revenue	5.000%	5/1/20	11,400	12,076
Kansas Development Finance Authority Revenue	5.000%	5/1/23	10,000	11,123
Kansas Development Finance Authority Revenue	5.000%	5/1/25	10,000	11,148
Kansas Development Finance Authority Revenue	5.000%	5/1/26	13,515	15,026
Kansas Development Finance Authority Revenue	5.000%	5/1/27	23,500	26,046
Kansas Development Finance Authority Revenue	5.000%	5/1/28	7,000	7,738
Kansas Development Finance Authority Revenue	5.000%	4/1/29	7,025	7,743
Kansas Development Finance Authority Revenue	5.000%	4/1/32	13,000	14,267
Kansas Development Finance Authority Revenue	5.000%	4/1/33	15,045	16,482
Kansas Development Finance Authority Revenue	5.000%	4/1/34	5,795	6,340
Kansas Development Finance Authority Revenue (Kansas Department of Commerce Impact
Program)	5.000%	6/1/19	6,730	6,949
Kansas Development Finance Authority Revenue (Kansas Department of Commerce Impact
Program)	5.000%	6/1/20	7,070	7,478
Kansas Development Finance Authority Revenue (Sisters of Charity of Leavenworth Health
System)	5.250%	1/1/20 (Prere.)	6,510	6,849
Kansas Development Finance Authority Revenue (Sisters of Charity of Leavenworth Health
System)	5.250%	1/1/25	990	1,039
Lawrence KS Water & Sewage System Revenue	5.000%	11/1/28	3,575	4,130
Leavenworth County KS Unified School District GO	4.500%	3/1/19 (12)	1,000	1,022
Leavenworth County KS Unified School District GO	4.500%	9/1/19 (12)	600	621
Leavenworth County KS Unified School District GO	4.750%	9/1/19 (Prere.)	1,265	1,311
Leavenworth County KS Unified School District GO	4.750%	9/1/19 (Prere.)	1,165	1,208
Leavenworth County KS Unified School District GO	5.000%	9/1/19 (Prere.)	1,360	1,414
Leavenworth County KS Unified School District GO	5.000%	9/1/19 (Prere.)	1,060	1,102
Leavenworth County KS Unified School District GO	4.500%	3/1/20 (12)	1,115	1,153
Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/24	3,000	3,427
Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/25	1,250	1,425
Seward County KS Unified School District No. 480 GO	4.000%	9/1/30	5,430	5,825
Seward County KS Unified School District No. 480 GO	4.000%	9/1/31	3,000	3,206
Seward County KS Unified School District No. 480 GO	4.000%	9/1/32	2,000	2,124
Seward County KS Unified School District No. 480 GO	4.000%	9/1/33	2,000	2,110
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/22	825	913
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/23	1,580	1,777
				383,490
Kentucky (0.8%)
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/25	720	784
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/26	2,270	2,486
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/27	2,460	2,689
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/28	1,130	1,230
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.250%	9/1/18 (14)	5,000	5,055
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/21	14,160	15,046
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/22	7,010	7,450
Kentucky Economic Development Finance Authority Health System Revenue (Norton Healthcare
Inc. & Affiliates)	0.000%	10/1/25 (14)	12,000	9,278
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System
Obligated Group)	5.000%	8/15/29	2,020	2,252
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System
Obligated Group)	5.000%	8/15/30	1,720	1,911
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System
Obligated Group)	5.000%	8/15/32	1,500	1,652
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System
Obligated Group)	5.000%	8/15/34	2,720	2,969
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System
Obligated Group)	5.000%	8/15/35	1,600	1,742
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System
Obligated Group)	5.000%	8/15/36	2,500	2,716
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System
Obligated Group)	5.000%	8/15/37	4,745	5,152
Kentucky Economic Development Finance Authority Medical Center Revenue (King’s Daughters
Medical Center Project)	5.000%	2/1/19	1,475	1,501
Kentucky Economic Development Finance Authority Medical Center Revenue (King’s Daughters
Medical Center Project)	5.000%	2/1/20	2,985	3,095
Kentucky Economic Development Finance Authority Medical Center Revenue (King’s Daughters
Medical Center Project)	5.000%	2/1/21	2,000	2,076

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky Economic Development Finance Authority Medical Center Revenue (King’s Daughters
Medical Center Project)	5.000%	2/1/30	7,000	7,211
1 Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives) PUT	2.181%	2/1/20	40,000	39,999
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/25 (14)	4,500	5,110
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/27 (14)	4,425	4,966
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/28 (14)	3,520	3,938
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/29 (14)	4,000	4,461
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/30 (14)	2,370	2,635
Kentucky Municipal Power Agency Power System Revenue PUT	3.450%	3/1/26	16,500	16,432
Kentucky Property & Building Commission Revenue	5.000%	11/1/18 (Prere.)	5,120	5,203
Kentucky Property & Building Commission Revenue	5.000%	11/1/18 (Prere.)	5,000	5,081
Kentucky Property & Building Commission Revenue	5.250%	2/1/19 (Prere.)	5,510	5,650
Kentucky Property & Building Commission Revenue	5.250%	2/1/19 (Prere.)	4,425	4,538
Kentucky Property & Building Commission Revenue	5.250%	2/1/19 (Prere.)	705	723
Kentucky Property & Building Commission Revenue	5.250%	2/1/19 (Prere.)	570	585
Kentucky Property & Building Commission Revenue	5.500%	8/1/19 (2)	6,870	7,159
Kentucky Property & Building Commission Revenue	5.000%	10/1/19 (2)	5,000	5,202
Kentucky Property & Building Commission Revenue	5.500%	8/1/20 (2)	4,320	4,624
Kentucky Property & Building Commission Revenue	5.000%	8/1/21	35,100	37,282
Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	4/1/24	131,335	139,132
Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project)
BAN	0.000%	7/1/20	1,700	1,602
Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project)
BAN	0.000%	7/1/23	1,720	1,461
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/18 (Prere.)	7,065	7,103
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/22	1,025	1,134
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/24	1,470	1,669
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/29	3,905	4,323
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/31	5,210	5,755
Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/25	1,795	2,054
Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/26	5,875	6,781
Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/27	2,175	2,496
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/25	8,900	9,565
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/30	14,775	15,703
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/31	9,000	9,537
Paducah KY Electric Plant Board Revenue	5.000%	10/1/25 (4)	1,665	1,866
Paducah KY Electric Plant Board Revenue	5.000%	10/1/26 (4)	1,150	1,298
University of Kentucky Revenue	4.000%	10/1/31	15,070	16,004
Warren County KY Hospital Revenue (Bowling Green-Warren County Community Hospital Corp.
Project)	5.000%	4/1/20	1,180	1,243
Warren County KY Hospital Revenue (Bowling Green-Warren County Community Hospital Corp.
Project)	5.000%	4/1/28	4,000	4,397
				463,006
Louisiana (0.8%)
Bossier City LA Utilities Revenue	5.000%	10/1/29	1,000	1,141
Bossier City LA Utilities Revenue	5.000%	10/1/31	1,000	1,138
Bossier City LA Utilities Revenue	5.000%	10/1/32	1,000	1,135
Bossier City LA Utilities Revenue	5.000%	10/1/33	3,000	3,394
East Baton Rouge Parish LA Pollution Control Revenue (Exxon Corp.) VRDO	1.570%	5/1/18	31,710	31,710
East Baton Rouge Parish LA Sales Tax Revenue	5.000%	8/1/19 (Prere.)	5,165	5,363
Ernest N. Morial New Orleans LA Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/27	2,800	3,058
Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/34 (4)	1,500	1,703
Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/36 (4)	2,000	2,261
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/19	1,030	1,060
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/19 (Prere.)	1,000	1,029
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/19 (Prere.)	1,000	1,029
Lafayette LA Communications System Revenue	5.000%	11/1/23 (4)	2,000	2,251
Lafayette LA Communications System Revenue	5.000%	11/1/24 (4)	5,310	6,027
Lafayette LA Communications System Revenue	5.000%	11/1/25 (4)	1,500	1,696
Lafayette LA Utilities Revenue	5.000%	11/1/26 (4)	590	689
Lafayette LA Utilities Revenue	5.000%	11/1/27 (4)	600	708
Lafayette LA Utilities Revenue	5.000%	11/1/28 (4)	1,010	1,187
Lafayette LA Utilities Revenue	5.000%	11/1/29 (4)	800	936
Lafayette LA Utilities Revenue	5.000%	11/1/30 (4)	1,000	1,166
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/28	5,140	6,073
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/28	4,500	5,308
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/29	2,270	2,661
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31	20,665	23,195

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31	6,000	6,975
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/32	10,000	11,213
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/32	3,850	4,455
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/33	5,905	6,611
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/33	4,350	5,014
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/34	4,000	4,473
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/34	4,000	4,582
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	7,095	7,926
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	3,500	4,000
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/36	5,000	5,701
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/37	5,000	5,697
Louisiana GO	5.000%	8/1/25	2,375	2,696
Louisiana GO	5.000%	12/1/26	7,870	8,944
Louisiana GO	5.000%	5/1/29	14,815	16,733
Louisiana GO	4.000%	5/15/29	16,800	17,572
Louisiana GO	4.000%	10/1/34	10,710	11,023
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/29	1,525	1,690
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/31	3,140	3,462
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/33	3,500	3,838
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/34	2,550	2,793
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/20 (Prere.)	2,790	2,983
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/20 (Prere.)	11,000	11,760
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/20 (Prere.)	2,000	2,138
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/26 (4)	1,700	1,879
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/28 (4)	1,875	2,070
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/31 (4)	1,420	1,562
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Women’s Hospital Foundation Project)	5.625%	10/1/20 (Prere.)	15,905	17,237
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Women’s Hospital Foundation Project)	5.000%	10/1/26	800	918
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Women’s Hospital Foundation Project)	5.000%	10/1/27	1,250	1,446
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Women’s Hospital Foundation Project)	5.000%	10/1/28	2,135	2,458
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/19	4,495	4,629
Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady
Health System Obligated Group)	5.000%	7/1/25 (Prere.)	45	52
Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady
Health System Obligated Group)	5.000%	7/1/25 (Prere.)	50	58
Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady
Health System Obligated Group)	5.000%	7/1/31	7,010	7,807
Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady
Health System Obligated Group)	5.000%	7/1/32	8,390	9,310
Louisiana Public Facilities Authority Revenue (Loyola University)	5.250%	10/1/21 (Prere.)	4,000	4,417
Louisiana Public Facilities Authority Revenue (Nineteenth Judicial District Court Building Project)	5.000%	6/1/36 (4)	2,200	2,405
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23	400	445
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	510	575
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	850	970
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/27	1,015	1,151
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/24	2,125	2,375
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/25	5,520	6,156
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/26	5,010	5,575
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/27	3,770	4,189
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/28	3,850	4,276
Louisiana State University Revenue	5.000%	7/1/29	3,180	3,501
Louisiana State University Revenue	5.000%	7/1/30	1,000	1,100
Louisiana State University Revenue	5.000%	7/1/32	2,765	3,029
New Orleans LA GO	5.000%	12/1/23	2,250	2,476
New Orleans LA GO	5.000%	12/1/24	2,500	2,746
New Orleans LA GO	5.000%	12/1/25	2,500	2,739
New Orleans LA GO	5.000%	12/1/26 (4)	3,770	4,126

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Orleans LA GO	5.000%	12/1/27 (4)	2,260	2,473
New Orleans LA GO	5.000%	12/1/28 (4)	2,310	2,526
New Orleans LA Sewage Service Revenue	5.000%	6/1/26	500	566
New Orleans LA Sewage Service Revenue	5.000%	6/1/29	1,100	1,233
New Orleans LA Sewage Service Revenue	5.000%	6/1/34	1,385	1,521
New Orleans LA Sewage Service Revenue	5.000%	6/1/35	950	1,041
New Orleans LA Water Revenue	5.000%	12/1/23	1,010	1,126
New Orleans LA Water Revenue	5.000%	12/1/23	655	730
New Orleans LA Water Revenue	5.000%	12/1/24	550	625
New Orleans LA Water Revenue	5.000%	12/1/24	1,000	1,136
New Orleans LA Water Revenue	5.000%	12/1/25	500	571
New Orleans LA Water Revenue	5.000%	12/1/26	1,000	1,135
New Orleans LA Water Revenue	5.000%	12/1/27	865	977
New Orleans LA Water Revenue	5.000%	12/1/28	1,200	1,341
New Orleans LA Water Revenue	5.000%	12/1/28	550	620
New Orleans LA Water Revenue	5.000%	12/1/29	1,000	1,115
New Orleans LA Water Revenue	5.000%	12/1/29	650	730
New Orleans LA Water Revenue	5.000%	12/1/30	500	559
New Orleans LA Water Revenue	5.000%	12/1/31	1,430	1,589
New Orleans LA Water Revenue	5.000%	12/1/32	1,345	1,491
New Orleans LA Water Revenue	5.000%	12/1/33	760	840
New Orleans LA Water Revenue	5.000%	12/1/34	2,600	2,861
New Orleans LA Water Revenue	5.000%	12/1/34	1,430	1,577
New Orleans LA Water Revenue	5.000%	12/1/35	700	770
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	23,285	24,641
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/31	10,000	10,747
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/32	12,365	13,430
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/33	5,000	5,389
				443,234
Maine (0.1%)
Maine GO	5.000%	6/1/19	5,000	5,172
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/26	350	403
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/27	350	406
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/28	350	404
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/29	465	534
Maine Municipal Bond Bank Revenue	5.000%	11/1/25	2,000	2,301
Maine Municipal Bond Bank Revenue	5.000%	11/1/26	2,000	2,294
Maine Municipal Bond Bank Revenue	5.000%	11/1/27	2,215	2,537
Maine Turnpike Authority Revenue	5.000%	7/1/30	2,000	2,371
Maine Turnpike Authority Revenue	5.000%	7/1/31	1,825	2,153
Maine Turnpike Authority Revenue	5.000%	7/1/33	1,450	1,693
Maine Turnpike Authority Revenue	5.000%	7/1/34	1,750	2,030
Portland ME Airport Revenue	5.000%	1/1/21 (4)	1,000	1,044
Portland ME Airport Revenue	5.000%	1/1/22 (4)	1,000	1,043
Portland ME Airport Revenue	5.000%	1/1/23 (4)	1,000	1,043
Portland ME Airport Revenue	5.000%	1/1/24 (4)	1,610	1,679
Portland ME Airport Revenue	5.000%	1/1/25 (4)	1,000	1,043
Portland ME Airport Revenue	5.000%	1/1/26 (4)	1,720	1,793
Portland ME Airport Revenue	5.000%	1/1/28 (4)	1,200	1,251
Portland ME Airport Revenue	5.000%	1/1/29 (4)	1,265	1,319
				32,513
Maryland (3.3%)
Anne Arundel County MD GO	5.000%	4/1/19	1,885	1,938
Anne Arundel County MD GO	5.000%	4/1/19	1,030	1,059
Anne Arundel County MD GO	5.000%	10/1/19	3,110	3,246
Anne Arundel County MD GO	5.000%	10/1/19	8,240	8,599
Anne Arundel County MD GO	5.000%	4/1/20	1,855	1,963
Anne Arundel County MD GO	5.000%	4/1/20	830	878
Anne Arundel County MD GO	5.000%	4/1/20	2,255	2,386
Anne Arundel County MD GO	5.000%	10/1/20	3,110	3,332
Anne Arundel County MD GO	5.000%	10/1/20	4,735	5,073
Anne Arundel County MD GO	5.000%	4/1/21	6,395	6,930
Anne Arundel County MD GO	5.000%	4/1/21	1,880	2,037
Anne Arundel County MD GO	5.000%	4/1/21	1,135	1,230
Anne Arundel County MD GO	5.000%	4/1/21	2,590	2,807
Anne Arundel County MD GO	5.000%	10/1/21	3,615	3,961
Anne Arundel County MD GO	5.000%	10/1/21	2,125	2,328
Anne Arundel County MD GO	5.000%	10/1/21	3,110	3,408
Anne Arundel County MD GO	5.000%	10/1/21	1,455	1,594
Anne Arundel County MD GO	5.000%	10/1/21	6,185	6,777
Anne Arundel County MD GO	5.000%	10/1/21	4,715	5,166

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Anne Arundel County MD GO	5.000%	10/1/22	3,615	4,040
Anne Arundel County MD GO	5.000%	10/1/22	2,125	2,375
Anne Arundel County MD GO	5.000%	4/1/23	4,000	4,511
Anne Arundel County MD GO	5.000%	10/1/23	3,615	4,113
Anne Arundel County MD GO	5.000%	10/1/23	2,125	2,418
Anne Arundel County MD GO	5.000%	10/1/24	3,110	3,590
Anne Arundel County MD GO	5.000%	10/1/24	1,455	1,680
Anne Arundel County MD GO	5.000%	10/1/24	2,445	2,822
Anne Arundel County MD GO	5.000%	10/1/25	3,110	3,649
Anne Arundel County MD GO	5.000%	10/1/25	1,455	1,707
Anne Arundel County MD GO	5.000%	10/1/25	2,400	2,816
Anne Arundel County MD GO	5.000%	10/1/26	3,110	3,635
Anne Arundel County MD GO	5.000%	10/1/26	1,455	1,701
Anne Arundel County MD GO	5.000%	10/1/27	3,110	3,624
Baltimore County MD GO	5.000%	8/1/19	3,000	3,119
Baltimore County MD GO	5.000%	8/1/21	5,000	5,459
Baltimore County MD GO	5.000%	8/1/21	6,705	7,321
Baltimore County MD GO	5.000%	8/1/21	2,600	2,839
Baltimore County MD GO	5.000%	2/1/22	3,000	3,310
Baltimore County MD GO	5.000%	8/1/26	7,595	8,879
Baltimore County MD GO	4.000%	3/1/30	4,000	4,347
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/20	4,050	4,323
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/21	5,800	6,333
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,585	1,728
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,570	1,712
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,250	1,363
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,745	1,903
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,905	2,077
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	2,075	2,263
Baltimore MD Project Revenue	5.000%	7/1/30	1,905	2,065
Baltimore MD Project Revenue	5.000%	7/1/30	3,255	3,529
Baltimore MD Project Revenue	5.000%	7/1/31	2,000	2,166
Calvert County MD GO	5.000%	7/1/23	3,300	3,738
Frederick County MD GO	5.000%	2/1/23	4,485	5,042
Howard County MD GO	5.000%	8/15/20	14,125	15,093
Howard County MD GO	5.000%	8/15/21	14,440	15,782
Howard County MD GO	5.000%	8/15/21 (Prere.)	1,820	1,984
Howard County MD GO	5.000%	2/15/22	13,605	15,023
Howard County MD GO	5.000%	8/15/24	2,680	2,923
Howard County MD GO	5.000%	2/15/25	4,500	5,225
Howard County MD GO	5.000%	2/15/26	5,320	6,276
Howard County MD GO	5.000%	2/15/27	20,180	24,137
Maryland Department of Transportation Revenue	5.000%	6/1/19	8,155	8,439
Maryland Department of Transportation Revenue	5.000%	2/15/20	41,400	43,657
Maryland Department of Transportation Revenue	5.000%	5/1/20	13,000	13,786
Maryland Department of Transportation Revenue	5.000%	6/1/20	8,850	9,405
Maryland Department of Transportation Revenue	4.000%	9/1/20	18,480	19,343
Maryland Department of Transportation Revenue	5.000%	11/1/20	11,585	12,439
Maryland Department of Transportation Revenue	5.000%	2/15/21	46,790	50,561
Maryland Department of Transportation Revenue	5.000%	5/1/21	16,005	17,380
Maryland Department of Transportation Revenue	5.000%	11/1/21	12,000	13,176
Maryland Department of Transportation Revenue	5.000%	11/1/23	25,000	28,467
Maryland Department of Transportation Revenue	4.000%	12/15/28	17,390	18,664
Maryland Department of Transportation Revenue	4.000%	12/15/29	27,000	28,818
Maryland Economic Development Corp. Pollution Control Revenue (Potomac Electric Power Co.)	6.200%	9/1/22	6,020	6,228
Maryland Economic Development Corp. Revenue (Constellation Energy Group, Inc. Project) PUT	2.550%	6/1/20	5,150	5,138
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/26	2,000	2,247
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/27	1,350	1,522
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/28	2,000	2,262
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/29	1,850	2,095
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/30	1,250	1,415
Maryland GO	5.000%	8/1/19	5,015	5,213
Maryland GO	5.000%	3/15/20	16,615	17,566
Maryland GO	4.500%	8/1/20	13,550	14,309
Maryland GO	5.000%	8/1/20	5,145	5,489
Maryland GO	5.250%	8/1/20	4,000	4,290
Maryland GO	5.000%	3/1/21	31,755	34,336
Maryland GO	5.000%	3/1/21	13,965	15,100
Maryland GO	5.000%	3/1/21	7,580	8,196
Maryland GO	4.000%	8/1/21	43,490	46,126
4 Maryland GO	5.000%	8/1/21	16,350	17,852

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland GO	5.000%	8/1/21	2,230	2,435
Maryland GO	5.000%	8/1/21	33,110	36,151
4 Maryland GO	5.000%	3/1/22 (Prere.)	7,150	7,887
Maryland GO	5.000%	3/1/22 (Prere.)	37,360	41,211
Maryland GO	5.000%	3/1/22	32,550	35,968
Maryland GO	5.000%	3/15/22	5,345	5,912
Maryland GO	5.000%	8/1/22	4,500	5,014
Maryland GO	5.000%	8/1/22	71,720	79,910
Maryland GO	5.000%	8/1/22	29,215	32,551
Maryland GO	5.000%	8/1/22	115,660	128,868
Maryland GO	4.000%	8/1/23	37,875	41,098
Maryland GO	5.000%	8/1/23	14,805	16,801
Maryland GO	5.000%	8/1/23	81,995	93,050
Maryland GO	4.000%	8/1/26	28,000	30,038
Maryland GO	4.000%	6/1/29	68,270	73,612
Maryland GO	4.000%	6/1/30	68,035	72,963
Maryland GO	5.000%	3/15/31	26,500	31,648
Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated
Group)	5.500%	1/1/28	5,685	6,658
Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated
Group)	5.500%	1/1/29	2,000	2,334
Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated
Group)	5.500%	1/1/30	2,180	2,533
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/21	800	867
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/23	900	995
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/28	530	610
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/29	425	487
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/30	850	971
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/32	1,000	1,132
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	4.000%	7/1/33	1,000	1,030
Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Institute College
of Art)	5.000%	6/1/29	1,000	1,089
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/31	5,615	6,247
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/32	6,650	7,374
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/33	5,000	5,532
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/34	2,600	2,796
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/18	2,500	2,513
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/18 (Prere.)	9,000	9,051
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	5.500%	7/1/18 (Prere.)	3,800	3,823
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/19	1,700	1,709
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	4.500%	7/1/20	1,510	1,516
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/21	2,000	2,012
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	4.750%	7/1/23	900	903
Maryland Transportation Authority GAN	5.250%	3/1/20	8,085	8,314
Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/23	12,970	14,556
Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/25	14,000	15,904
Montgomery County MD GO	5.000%	7/1/19	8,790	9,116
Montgomery County MD GO	5.000%	11/1/20	11,370	12,211
Montgomery County MD GO	5.000%	7/1/21	2,380	2,594
Montgomery County MD GO	5.000%	7/1/21	2,500	2,725
Montgomery County MD GO	5.000%	11/1/22	39,265	43,948
Montgomery County MD GO	5.000%	11/1/22	13,750	15,390
Montgomery County MD GO	5.000%	11/1/23	18,000	20,516
Montgomery County MD GO	5.000%	11/1/23	14,750	16,812
Montgomery County MD GO	5.000%	11/1/26	8,300	9,543
Montgomery County MD GO	4.000%	11/1/27	5,075	5,692
Montgomery County MD GO	4.000%	12/1/30	14,000	14,960
Prince Georges County MD GO	5.000%	7/15/20	11,475	12,236
Prince Georges County MD GO	5.000%	8/1/21	13,745	15,008
Prince Georges County MD GO	5.000%	9/15/21	4,975	5,447
Prince Georges County MD GO	5.000%	7/15/22	12,000	13,362
Prince Georges County MD GO	5.000%	9/15/22	14,030	15,670
Prince Georges County MD GO	5.000%	9/1/23	10,865	12,346
Prince Georges County MD GO	4.000%	9/1/26	2,000	2,171

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	2.500%	11/1/24	2,000	1,915
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	3.000%	11/1/25	1,375	1,347
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/26	600	670
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/26	770	860
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/28	1,100	1,219
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/29	500	552
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/30	800	880
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/32	535	586
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/32	750	821
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/35	1,000	1,085
University of Maryland Auxiliary Facility & Tuition Revenue	4.000%	4/1/29	6,100	6,624
University of Maryland Auxiliary Facility & Tuition Revenue	4.000%	4/1/30	6,345	6,843
University of Maryland Auxiliary Facility & Tuition Revenue	4.000%	4/1/31	6,600	7,086
University of Maryland Auxiliary Facility & Tuition Revenue	5.000%	4/1/32	6,840	8,037
University System of Maryland Revenue	5.000%	4/1/24	4,390	5,031
University System of Maryland Revenue	5.000%	4/1/25	4,300	5,005
University System of Maryland Revenue	5.000%	4/1/26	3,925	4,635
Washington MD Suburban Sanitary Commission GO	5.000%	6/1/20	4,415	4,693
Washington MD Suburban Sanitary Commission GO	5.000%	6/15/26	10,565	12,520
Washington MD Suburban Sanitary Commission GO	4.000%	6/1/31	8,185	8,641
Washington MD Suburban Sanitary Commission GO	4.000%	6/15/31	14,160	15,270
Washington MD Suburban Sanitary Commission GO	4.000%	6/1/32	8,515	8,961
Washington MD Suburban Sanitary Commission GO	4.000%	6/15/33	14,315	15,249
Washington MD Suburban Sanitary Commission GO	4.000%	6/15/35	16,405	17,276
				1,922,497
Massachusetts (2.8%)
Boston MA GO	5.000%	4/1/20	6,000	6,356
Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/19	15,000	15,550
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	12/1/21	78,960	84,051
Massachusetts Clean Water Trust Revenue	5.000%	2/1/21	1,900	2,054
Massachusetts Clean Water Trust Revenue	5.000%	8/1/21	5,000	5,469
Massachusetts Clean Water Trust Revenue	5.000%	2/1/22	750	829
Massachusetts Clean Water Trust Revenue	5.000%	8/1/22	500	558
Massachusetts Clean Water Trust Revenue	5.000%	2/1/26	1,250	1,450
Massachusetts Clean Water Trust Revenue	5.000%	8/1/26	2,950	3,511
4 Massachusetts College Building Authority Revenue	5.125%	5/1/19 (Prere.)	1,420	1,466
4 Massachusetts College Building Authority Revenue	5.250%	5/1/19 (Prere.)	2,250	2,326
Massachusetts College Building Authority Revenue	5.000%	5/1/20 (Prere.)	1,290	1,367
Massachusetts College Building Authority Revenue	5.000%	5/1/29	2,905	3,195
Massachusetts College Building Authority Revenue	5.000%	5/1/30	4,820	5,291
Massachusetts College Building Authority Revenue	5.000%	5/1/31	6,040	6,616
Massachusetts College Building Authority Revenue	4.000%	5/1/33	3,490	3,678
Massachusetts College Building Authority Revenue	4.000%	5/1/34	3,715	3,890
Massachusetts College Building Authority Revenue	4.000%	5/1/35	3,865	4,037
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/20	2,610	2,744
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/23	14,750	15,468
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/26	13,625	14,261
Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/29	3,110	3,363
Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/31	1,200	1,297
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/20	1,205	1,288
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/21	1,770	1,932
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/22	2,125	2,312
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/23	2,235	2,432
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/24	1,500	1,628
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/25	1,600	1,736
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/26	1,100	1,192
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/27	1,230	1,333
Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/29	9,500	10,080
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/24	1,000	1,114
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/25	1,015	1,142
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/26	1,000	1,135
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/32	3,760	4,174
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/34	3,490	3,838
Massachusetts Development Finance Agency Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/35	5,240	5,922
Massachusetts Development Finance Agency Revenue (Draper Laboratory)	5.750%	9/1/18 (Prere.)	6,765	6,855
Massachusetts Development Finance Agency Revenue (Emerson College)	5.500%	1/1/20 (Prere.)	13,655	14,456
Massachusetts Development Finance Agency Revenue (Emerson College)	5.500%	1/1/20 (Prere.)	1,345	1,419
Massachusetts Development Finance Agency Revenue (Harvard University)	4.000%	7/15/20	2,500	2,613
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/21	3,000	3,280
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	4.000%	10/1/26	500	513
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	4.000%	10/1/27	560	571

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	5.000%	10/1/37	2,000	2,133
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/27	5,045	5,963
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/28	8,000	9,407
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/23	1,230	1,344
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/24	1,310	1,444
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/25	2,770	3,053
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/32	17,575	18,754
Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/23	835	937
Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/24	700	792
Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/25	800	916
Massachusetts Development Finance Agency Revenue (Suffolk University)	6.250%	7/1/19 (Prere.)	3,195	3,355
Massachusetts Development Finance Agency Revenue (Suffolk University)	6.250%	7/1/30	1,985	2,072
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/21 (Prere.)	6,000	6,768
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/32	4,000	4,511
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	2,690	2,875
Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22	3,500	3,659
Massachusetts Federal Highway GAN (Accelerated Bridge Program)	5.000%	6/15/20	10,205	10,551
Massachusetts Federal Highway GAN (Accelerated Bridge Program)	5.000%	6/15/24	20,000	22,967
Massachusetts Federal Highway Revenue	5.000%	6/15/22	10,000	11,109
Massachusetts GO	2.626%	12/1/30 (14)	6,050	6,032
Massachusetts GO	2.611%	12/1/30 (14)	8,375	8,351
Massachusetts GO	2.611%	12/1/30 (14)	16,575	16,527
Massachusetts GO	5.000%	7/1/19	3,645	3,779
Massachusetts GO	5.000%	5/1/20	8,355	8,857
Massachusetts GO	5.000%	7/1/20	3,920	4,172
Massachusetts GO	5.500%	10/1/20 (14)	11,065	11,978
Massachusetts GO	5.000%	4/1/21 (Prere.)	18,000	19,468
Massachusetts GO	5.000%	4/1/21 (Prere.)	26,675	28,850
Massachusetts GO	5.000%	7/1/21	10,170	11,078
Massachusetts GO	5.000%	8/1/21 (Prere.)	20,000	21,817
Massachusetts GO	5.250%	8/1/21 (2)	4,445	4,885
Massachusetts GO	5.250%	8/1/21	20,885	22,953
Massachusetts GO	5.000%	8/1/22	14,000	15,587
Massachusetts GO	5.000%	12/1/23	23,000	26,209
Massachusetts GO	5.000%	7/1/24	3,705	4,249
Massachusetts GO	5.000%	7/1/24	9,575	10,981
Massachusetts GO	5.000%	8/1/24	65,150	74,798
Massachusetts GO	5.000%	12/1/24	3,000	3,460
Massachusetts GO	5.000%	7/1/25	5,710	6,653
Massachusetts GO	1.738%	11/1/25	22,000	21,914
Massachusetts GO	5.000%	12/1/25	20,015	23,466
Massachusetts GO	5.000%	4/1/26	32,115	37,771
Massachusetts GO	5.000%	7/1/27	41,715	49,102
Massachusetts GO	5.000%	7/1/28	21,000	24,651
Massachusetts GO	5.000%	7/1/28	29,520	35,577
Massachusetts GO	5.000%	12/1/28	4,155	4,896
Massachusetts GO	5.000%	7/1/29	10,425	12,102
Massachusetts GO	5.000%	7/1/29	5,000	5,841
Massachusetts GO	5.000%	7/1/30	12,000	13,888
Massachusetts GO	4.000%	11/1/30	45,000	47,189
Massachusetts GO	5.000%	11/1/30	25,000	29,559
Massachusetts GO	5.000%	1/1/31	24,000	28,353
Massachusetts GO	5.000%	9/1/31	5,770	6,356
Massachusetts GO	5.000%	11/1/31	19,950	23,479
Massachusetts GO	5.000%	12/1/36	6,500	7,440
Massachusetts GO	5.000%	11/1/37	20,000	23,052
Massachusetts Health & Educational Facilities Authority Revenue (Boston College)	5.500%	6/1/30	5,000	6,250
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.000%	7/1/18 (Prere.)	1,890	1,900
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.000%	7/1/18 (Prere.)	15,450	15,532
Massachusetts Health & Educational Facilities Authority Revenue (CareGroup)	5.375%	7/1/18 (Prere.)	3,380	3,400
Massachusetts Health & Educational Facilities Authority Revenue (CareGroup)	5.375%	7/1/18 (Prere.)	5,500	5,533
Massachusetts Health & Educational Facilities Authority Revenue (CareGroup)	5.375%	7/1/18 (Prere.)	3,500	3,521
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University)	6.250%	4/1/20	1,685	1,824
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/20	3,765	4,019
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/25	1,460	1,479
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/26	2,000	2,025
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/28	1,155	1,170
Massachusetts Port Authority Revenue	5.000%	7/1/29	8,345	9,210
Massachusetts Port Authority Revenue	5.000%	7/1/31	3,000	3,411
Massachusetts Port Authority Revenue	5.000%	7/1/32	3,500	3,967
Massachusetts Port Authority Revenue	5.000%	7/1/33	4,005	4,527

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Port Authority Revenue	5.000%	7/1/34	1,470	1,655
Massachusetts Port Authority Revenue	5.000%	7/1/35	2,500	2,809
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/21	2,510	2,745
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/24	20,010	22,203
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/25	2,020	2,366
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/26	6,775	7,906
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/27	5,000	5,531
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/27	9,000	10,470
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/28	32,750	36,169
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/29	4,000	4,622
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31	18,500	21,244
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/32	6,400	7,105
Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	8/15/32	10,600	11,140
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	10/15/32	8,010	8,713
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/33	7,610	8,429
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/33	10,020	11,576
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/34	5,000	5,671
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/34	9,505	10,919
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/35	9,500	10,550
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/35	4,000	4,528
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/36	11,000	12,197
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/37	2,700	2,989
Massachusetts Special Obligation Dedicated Tax Revenue	5.250%	1/1/19 (14)	5,125	5,242
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/26 (14)	29,860	35,681
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/28 (14)	11,075	13,507
Massachusetts Transportation Fund Revenue	4.000%	6/1/34	7,500	7,915
Massachusetts Transportation Fund Revenue	4.000%	6/1/35	7,500	7,846
Massachusetts Transportation Fund Revenue	4.000%	6/1/38	10,000	10,404
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	2/1/21	5,955	6,476
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/23	6,430	7,314
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/24	7,665	8,853
Massachusetts Water Resources Authority Revenue	6.500%	7/15/19 (ETM)	9,290	9,474
Massachusetts Water Resources Authority Revenue	5.000%	8/1/19	21,580	22,435
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21 (Prere.)	2,350	2,560
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21 (Prere.)	3,500	3,812
4 Massachusetts Water Resources Authority Revenue	5.000%	8/1/21 (Prere.)	2,000	2,178
Massachusetts Water Resources Authority Revenue	5.000%	8/1/30	5,000	5,426
Massachusetts Water Resources Authority Revenue	5.000%	8/1/31	5,000	5,422
Massachusetts Water Resources Authority Revenue	5.000%	8/1/34	10,000	11,514
Massachusetts Water Resources Authority Revenue	5.000%	8/1/35	6,800	7,814
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/26	3,065	3,316
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/27	3,440	3,719
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/28	5,100	5,510
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/29	11,580	12,499
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/30	11,000	11,863
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/31	11,575	12,472
				1,580,279
Michigan (2.9%)
Battle Creek MI School District GO	5.000%	5/1/24	1,000	1,131
Battle Creek MI School District GO	5.000%	5/1/32	2,920	3,317
Battle Creek MI School District GO	5.000%	5/1/33	1,500	1,695
Battle Creek MI School District GO	5.000%	5/1/34	3,065	3,440
Birmingham MI City School District GO	4.000%	5/1/24	1,000	1,082
Birmingham MI City School District GO	4.000%	5/1/25	1,465	1,577
Chippewa Valley MI Schools GO	5.000%	5/1/25	700	805
Chippewa Valley MI Schools GO	5.000%	5/1/32	1,000	1,130
Chippewa Valley MI Schools GO	5.000%	5/1/34	1,080	1,212
Chippewa Valley MI Schools GO	5.000%	5/1/35	800	895
Dearborn MI School District GO	5.000%	5/1/26	3,755	4,243
Dearborn MI School District GO	5.000%	5/1/27	3,700	4,180
Dearborn MI School District GO	5.000%	5/1/28	3,635	4,095
Dearborn MI School District GO	5.000%	5/1/30	4,000	4,484
Dearborn MI School District GO	5.000%	5/1/32	3,165	3,529
Detroit MI Sewage Disposal System Revenue	7.000%	7/1/27 (4)	3,890	4,115
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/23	7,000	7,587
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/32	14,000	14,929
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/19 (4)	1,300	1,340
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/20 (4)	1,500	1,577
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/21 (4)	1,100	1,172
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/22 (4)	1,000	1,080
East Lansing MI School District GO	5.000%	5/1/28	620	721

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
East Lansing MI School District GO	5.000%	5/1/29	500	580
East Lansing MI School District GO	5.000%	5/1/30	600	692
East Lansing MI School District GO	5.000%	5/1/31	1,900	2,190
East Lansing MI School District GO	5.000%	5/1/33	755	859
East Lansing MI School District GO	5.000%	5/1/34	1,500	1,692
East Lansing MI School District GO	5.000%	5/1/36	1,100	1,234
Eastern Michigan University Revenue	5.000%	3/1/26 (15)	1,510	1,735
Eastern Michigan University Revenue	5.000%	3/1/30 (15)	1,250	1,436
Eastern Michigan University Revenue	5.000%	3/1/31 (15)	1,000	1,143
Forest Hills MI Public Schools GO	5.000%	5/1/19	3,350	3,455
Forest Hills MI Public Schools GO	5.000%	5/1/20	3,760	3,986
Forest Hills MI Public Schools GO	5.000%	5/1/21	3,365	3,644
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/25	4,800	5,451
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/30	17,025	19,211
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/31	4,750	5,393
Great Lakes MI Water Authority Sewer Disposal System Revenue	4.000%	7/1/33 (4)	4,750	4,880
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/35	34,080	37,402
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/36	64,000	69,860
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/25	10,450	11,867
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28	14,000	16,035
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/30	5,455	6,155
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/31	9,210	10,308
Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33 (4)	13,380	13,746
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/35	4,000	4,474
Hudsonville MI Public Schools GO	5.000%	5/1/33	1,360	1,550
Hudsonville MI Public Schools GO	5.000%	5/1/34	1,095	1,241
Hudsonville MI Public Schools GO	5.000%	5/1/35	1,000	1,131
Hudsonville MI Public Schools GO	5.000%	5/1/36	1,000	1,128
Hudsonville MI Public Schools GO	5.000%	5/1/37	1,000	1,127
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/20 (Prere.)	10,145	10,732
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/30	8,225	8,574
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/22	1,000	1,101
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/23	1,000	1,117
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/25	3,250	3,598
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/25	1,000	1,126
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/27	1,120	1,274
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/29	5,325	5,908
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/30	1,750	1,941
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/31	1,020	1,139
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/31	4,750	5,260
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/32	5,000	5,542
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/33	2,140	2,372
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/34	1,500	1,654
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/35	8,730	9,612
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/37	1,145	1,258
Lincoln MI Consolidated School District GO	5.000%	5/1/25 (4)	1,000	1,145
Lincoln MI Consolidated School District GO	5.000%	5/1/26 (4)	1,250	1,442
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/27	1,500	1,779
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/28	1,370	1,618
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/29	1,500	1,761
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/30	2,500	2,926
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/31	2,000	2,331
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/33	2,150	2,480
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/34	1,790	2,051
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/32	1,145	1,284
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/33	1,000	1,118
Marysville MI Public Schools District GO	5.000%	5/1/29	2,280	2,627
Marysville MI Public Schools District GO	5.000%	5/1/32	3,010	3,419
Marysville MI Public Schools District GO	5.000%	5/1/33	3,285	3,712
Michigan Building Authority Revenue	5.000%	10/15/19	8,315	8,684
Michigan Building Authority Revenue	5.000%	10/15/24	2,500	2,723
Michigan Building Authority Revenue	5.000%	10/15/24	3,020	3,289
Michigan Building Authority Revenue	5.000%	4/15/25	5,375	6,198
Michigan Building Authority Revenue	5.000%	4/15/25	2,525	2,912
Michigan Building Authority Revenue	5.000%	10/15/25	5,920	6,446
Michigan Building Authority Revenue	5.000%	4/15/26	1,580	1,847
Michigan Building Authority Revenue	5.000%	4/15/26	6,510	7,500
Michigan Building Authority Revenue	5.000%	4/15/27	1,555	1,820
Michigan Building Authority Revenue	5.000%	4/15/28	8,105	9,279
Michigan Building Authority Revenue	5.000%	10/15/28	2,000	2,329
Michigan Building Authority Revenue	5.000%	4/15/29	26,630	30,392

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Building Authority Revenue	5.000% 10/15/29		9,625	10,771
Michigan Building Authority Revenue	5.000%	4/15/30	15,095	17,173
Michigan Building Authority Revenue	5.000%	4/15/31	4,040	4,582
Michigan Building Authority Revenue	5.000%	10/15/31	10,415	11,812
Michigan Building Authority Revenue	5.000%	4/15/32	27,185	30,733
Michigan Building Authority Revenue	5.000%	10/15/32	9,030	10,362
Michigan Building Authority Revenue	5.000%	10/15/32	4,660	5,268
Michigan Building Authority Revenue	5.000%	4/15/33	12,000	13,524
Michigan Building Authority Revenue	5.000%	4/15/35	13,405	15,031
Michigan Finance Authority Revenue	5.000%	10/1/23	2,000	2,195
Michigan Finance Authority Revenue	5.000%	4/1/24	5,400	5,957
Michigan Finance Authority Revenue	5.000%	10/1/24	2,010	2,227
Michigan Finance Authority Revenue	5.000%	4/1/25	2,160	2,401
Michigan Finance Authority Revenue	5.000%	4/1/26	1,320	1,481
Michigan Finance Authority Revenue	5.000%	10/1/26	3,300	3,662
Michigan Finance Authority Revenue	5.000%	10/1/27	3,375	3,735
Michigan Finance Authority Revenue	5.000%	10/1/29	4,350	4,787
Michigan Finance Authority Revenue	5.000%	10/1/30	5,240	5,751
Michigan Finance Authority Revenue	5.000%	10/1/32	2,500	2,729
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/24	7,000	7,980
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/25	3,000	3,418
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/28	6,635	7,462
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/30	11,000	12,264
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/32	13,570	15,040
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22 (4)	24,000	26,398
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22 (14)	1,210	1,326
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/23 (4)	19,000	21,219
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/24 (4)	15,050	17,012
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/24 (14)	1,840	2,064
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/25 (4)	2,950	3,310
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/26 (4)	12,235	13,690
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/26	1,500	1,673
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/26 (4)	5,000	5,595
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/27 (4)	10,000	11,195
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/27	1,350	1,500
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28 (4)	7,000	7,832
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28	1,000	1,109
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29	16,500	18,285
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/30	15,000	16,605
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/30	700	781
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/31	10,000	11,023
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/31	1,200	1,334
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32	7,500	8,245
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32	3,120	3,443
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32	1,000	1,108
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	20,250	22,191
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	3,500	3,839
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	850	939
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	5,000	5,438
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	2,000	2,182
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	2,000	2,198
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	5,450	5,928
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/35 (4)	3,500	3,870
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/35	1,350	1,481
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/24	2,370	2,682
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/26	4,000	4,618
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/32	3,655	4,117
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%		7,000	7,813
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/37	11/15/34 12,000	13,309
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/23	1,000	1,121
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/24	1,015	1,153
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/25	1,500	1,727
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/26	1,000	1,145
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/27	800	913
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/28	1,000	1,138
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/29	1,015	1,151
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/30	2,580	2,917
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/31	2,655	2,990
1 Michigan Finance Authority Revenue (McLaren Health Care Corp.) PUT	1.891%	10/15/18	46,830	46,835
1 Michigan Finance Authority Revenue (McLaren Health Care Corp.) PUT	2.041%	10/15/20	25,000	25,121
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/28	1,355	1,527

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/29	2,000	2,248
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/30	3,000	3,361
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/31	5,000	5,578
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/32	5,000	5,561
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/23	840	933
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/24	1,310	1,494
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/24	465	514
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/25	1,190	1,311
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/26	400	440
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	2.000%	10/1/19	1,800	1,805
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	4.000%	10/1/20	8,360	8,770
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22 (Prere.)	1,500	1,678
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/29	5,085	5,968
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	4.000%	10/1/30	7,500	8,031
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/20 (Prere.)	70	75
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/24	4,765	5,431
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/25	3,530	4,079
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/25	3,585	4,141
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/26	3,095	3,611
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/27	2,790	3,284
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/27	7,930	8,484
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/27	2,040	2,405
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/28	2,200	2,596
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/29	4,880	5,697
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/29	1,025	1,205
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/30	3,770	4,385
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/30	12,500	13,792
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/31	2,780	3,221
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/33	5,020	5,678
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/34	7,870	8,854
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/34	5,000	5,751
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/35	8,000	9,180
Michigan Finance Authority Revenue (Trinity Health Credit Group)	4.000%	12/1/36	3,310	3,371
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/19	44,000	45,629
Michigan GAN	5.000%	3/15/23	5,095	5,693
Michigan GAN	5.000%	3/15/26	6,235	7,241
Michigan GAN	5.000%	3/15/27	3,825	4,495
Michigan GO	5.000%	12/1/25	7,835	9,180
Michigan GO	5.000%	12/1/26	2,285	2,650
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/32	18,470	20,685
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/33	16,910	18,882
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.250%	11/15/19 (Prere.)	5,000	5,248
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.625%	11/15/19 (Prere.)	15,775	16,645
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/27	2,000	2,183
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/28	2,600	2,832
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	5.125%	6/1/19 (ETM)	605	615
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	5.625%	6/1/19 (Prere.)	5,000	5,200
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.000%	6/1/19 (Prere.)	4,000	4,176
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/25	2,100	2,426
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/26	2,105	2,456
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/27	2,300	2,712
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/28	2,270	2,679
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/29	1,400	1,646
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/30	1,765	2,067
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/31	3,000	3,499
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/32	1,520	1,766
Michigan Housing Development Authority Revenue	3.500%	6/1/47	11,475	11,812
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/20 (Prere.)	4,000	4,281
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project
at Michigan State University)	5.000%	3/1/23	1,250	1,397
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project
at Michigan State University)	5.000%	3/1/24	1,715	1,942
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project
at Michigan State University)	5.000%	3/1/25	1,250	1,408
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project
at Michigan State University)	5.000%	3/1/26	2,000	2,256
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project
at Michigan State University)	5.000%	3/1/27	1,700	1,909
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project
at Michigan State University)	5.000%	3/1/28	1,250	1,400

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project
at Michigan State University)	5.000%	3/1/29	2,500	2,790
Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.000%	10/15/30	1,480	1,623
Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.000%	10/15/34	2,170	2,357
Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.000%	10/15/35	1,370	1,483
Michigan Trunk Line Revenue	5.000%	11/15/22	7,000	7,838
Monroe County MI Economic Development Corp. Revenue (Detroit Edison Co. Project)	6.950%	9/1/22 (14)	27,000	31,877
Oakland University MI Revenue	5.000%	3/1/24	530	595
Oakland University MI Revenue	5.000%	3/1/25	500	568
Oakland University MI Revenue	5.000%	3/1/26	500	575
Oakland University MI Revenue	5.000%	3/1/27	750	860
Oakland University MI Revenue	5.000%	3/1/28	1,215	1,387
Oakland University MI Revenue	5.000%	3/1/29	1,735	1,974
Oakland University MI Revenue	5.000%	3/1/31	2,225	2,518
Oakland University MI Revenue	5.000%	3/1/32	3,140	3,538
Oakland University MI Revenue	5.000%	3/1/33	1,775	1,992
Oakland University MI Revenue	5.000%	3/1/34	3,745	4,181
Oakland University MI Revenue	5.000%	3/1/35	2,205	2,458
Oakland University MI Revenue	5.000%	3/1/36	2,025	2,253
Portage MI Public Schools GO	5.000%	11/1/33	2,130	2,415
Portage MI Public Schools GO	5.000%	11/1/35	1,300	1,457
Portage MI Public Schools GO	5.000%	11/1/36	1,500	1,675
Rochester MI Community School District GO	5.000%	5/1/19	4,180	4,310
Rockford MI Public Schools GO	5.000%	5/1/32	2,000	2,272
Rockford MI Public Schools GO	5.000%	5/1/33	2,470	2,791
Romeo MI Community School District GO	5.000%	5/1/32	1,290	1,465
Romeo MI Community School District GO	5.000%	5/1/33	1,350	1,525
Romeo MI Community School District GO	5.000%	5/1/34	1,425	1,599
Romeo MI Community School District GO	5.000%	5/1/35	1,000	1,119
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	8.000%	9/1/18 (Prere.)	13,900	14,183
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.500%	8/1/19 (ETM)	20,000	20,364
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	6.375%	8/1/19 (Prere.)	25,000	26,346
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/22	2,520	2,794
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/23	2,180	2,457
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/26	2,245	2,526
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/18	2,195	2,206
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/19	2,300	2,372
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,512
University of Michigan Revenue	5.000%	4/1/33	2,750	3,224
University of Michigan Revenue	5.000%	4/1/34	3,475	4,050
University of Michigan Revenue	5.000%	4/1/35	3,300	3,838
University of Michigan Revenue	5.000%	4/1/36	4,000	4,642
University of Michigan Revenue	5.000%	4/1/37	5,000	5,798
Warren MI Consolidated School District GO	5.000%	5/1/32	2,485	2,760
Wayne County MI Airport Authority Revenue	5.000%	12/1/25	2,225	2,544
Wayne County MI Airport Authority Revenue	5.000%	12/1/26	1,935	2,226
Wayne County MI Airport Authority Revenue	5.000%	12/1/26	1,050	1,202
Wayne County MI Airport Authority Revenue	5.000%	12/1/27	1,800	2,088
Wayne County MI Airport Authority Revenue	5.000%	12/1/27	830	959
Wayne County MI Airport Authority Revenue	5.000%	12/1/28	1,260	1,464
Wayne County MI Airport Authority Revenue	5.000%	12/1/28	600	694
Wayne County MI Airport Authority Revenue	5.000%	12/1/29	1,525	1,722
Wayne County MI Airport Authority Revenue	5.000%	12/1/29	660	760
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	770	886
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	775	889
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	2,300	2,577
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	420	481
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	545	622
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	2,895	3,237
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	385	438
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	400	453
Wayne County MI Airport Authority Revenue	5.000%	12/1/33	10,165	11,330
Wayne County MI Airport Authority Revenue	5.000%	12/1/33	405	459
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	3,390	3,766
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	2,600	2,889
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	780	879
Wayne County MI Airport Authority Revenue	5.000%	12/1/35	3,870	4,292
Wayne County MI Airport Authority Revenue	5.000%	12/1/35	645	725
Wayne County MI Airport Authority Revenue	5.000%	12/1/36	645	723
Wayne County MI Airport Authority Revenue	5.000%	12/1/37	900	1,004
Wayne County MI Airport Authority Revenue	5.000%	12/1/37	510	571

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/27	5,655	6,201
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	5,935	6,503
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/29	3,895	4,264
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/30	6,540	7,148
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/31	6,370	6,957
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	4,300	4,690
Wayne State University Michigan Revenue	5.000%	11/15/36	1,700	1,899
Wayne State University Michigan Revenue	5.000%	11/15/37	1,750	1,953
3 Wayne State University Michigan Revenue TOB VRDO	1.820%	5/7/18 (Prere.)	5,000	5,000
Woodhaven-Brownstone MI School District GO	5.000%	5/1/29	3,800	4,378
Woodhaven-Brownstone MI School District GO	5.000%	5/1/30	3,850	4,420
Woodhaven-Brownstone MI School District GO	5.000%	5/1/31	3,905	4,460
				1,668,958
Minnesota (1.3%)
Bloomington MN Independent School District No. 271 GO	5.000%	2/1/22	3,000	3,311
Duluth MN Independent School District No. 709 COP	5.000%	2/1/22	2,150	2,331
Farmington MN Independent School District No. 192 GO	5.000%	2/1/21	2,575	2,775
Hennepin County MN GO	5.000%	12/1/19	5,050	5,299
Hennepin County MN GO	5.000%	12/1/23	2,600	2,973
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/25	1,000	1,137
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/26	1,350	1,550
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/27	1,400	1,622
Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	5.000%	3/1/20	4,500	4,746
Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	5.000%	3/1/22	3,415	3,772
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/18	2,190	2,227
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/28	300	354
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/28	4,000	4,471
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/28	11,500	13,579
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/29	5,010	5,886
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/29	350	411
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/29	2,295	2,558
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/30	5,000	5,849
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/30	425	497
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/30	2,500	2,778
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/31	500	582
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/31	2,545	2,818
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/32	3,925	4,546
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/32	600	695
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/33	650	750
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/34	900	1,035
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/35	875	1,005
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/36	850	975
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/37	925	1,061
Minneapolis & St. Paul MN Metropolitan Council Wastewater GO	5.000%	3/1/20	4,485	4,730
Minneapolis & St. Paul MN Metropolitan Council Wastewater GO	5.000%	3/1/21	5,000	5,402
Minneapolis MN GO	2.000%	12/1/19	8,000	8,021
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.000% )	11/15/18 (ETM	4,955	5,068
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.625%	11/15/18 (Prere.)	15,500	15,900
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/22	6,805	7,469
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/23	7,550	8,426
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/24	8,215	9,168
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/25	5,050	5,636
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/26	7,000	7,789
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/27	10,085	11,178
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/28	10,590	11,713
Minnesota 911 Revenue	5.000%	6/1/20	21,420	22,745
Minnesota COP	5.000%	6/1/18	7,135	7,155
Minnesota COP	5.000%	6/1/19	8,540	8,562
Minnesota COP	5.000%	6/1/28	3,225	3,667
Minnesota COP	5.000%	6/1/29	3,385	3,839
Minnesota COP	5.000%	6/1/30	3,405	3,862
Minnesota COP	5.000%	6/1/32	3,670	4,138
Minnesota COP	5.000%	6/1/33	3,615	4,072
Minnesota COP	5.000%	6/1/34	4,005	4,497
Minnesota General Fund Revenue	5.000%	3/1/24	7,500	8,258
Minnesota General Fund Revenue	5.000%	3/1/25	6,000	6,595
Minnesota GO	5.000%	8/1/21	6,500	7,093
Minnesota GO	5.000%	8/1/21	26,000	28,371
Minnesota GO	5.000%	8/1/21	5,445	5,942
Minnesota GO	5.000%	8/1/21	6,000	6,547

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Minnesota GO	5.000%	10/1/21 (Prere.)	155	169
Minnesota GO	5.000%	10/1/21	34,000	37,231
Minnesota GO	5.000%	8/1/22	20,500	22,832
Minnesota GO	5.000%	10/1/22	39,500	44,127
Minnesota GO	5.000%	10/1/23	29,530	33,582
Minnesota GO	5.000%	10/1/23	3,690	4,196
Minnesota GO	5.000%	8/1/24	1,350	1,554
Minnesota GO	5.000%	8/1/24	15,500	17,844
Minnesota GO	5.000%	8/1/24	12,355	14,223
Minnesota GO	5.000%	10/1/24	9,845	10,764
Minnesota GO	5.000%	8/1/25	13,500	15,802
Minnesota GO	5.000%	10/1/25	29,320	34,404
Minnesota GO	4.000%	8/1/26	8,015	8,887
Minnesota GO	5.000%	8/1/26	35,060	40,937
Minnesota GO	5.000%	10/1/26	13,030	15,499
Minnesota GO	5.000%	8/1/27	4,000	4,650
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/26	1,030	1,159
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/27	1,080	1,211
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/28	1,135	1,266
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/29	1,195	1,326
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/30	1,250	1,380
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/31	1,310	1,440
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/32	1,380	1,512
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/33	1,445	1,578
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/34	1,520	1,654
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/19	425	433
Minnesota Office of Higher Education Revenue (Supplemental Student Loan Program)	5.000%	11/1/18	4,305	4,372
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/20 (Prere.)	5,000	5,277
Mounds View MN Independent School District No. 621 GO	5.000%	2/1/26	4,910	5,754
Osseo MN Independent School District No. 279 GO	5.000%	2/1/20	7,410	7,801
Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/29	7,075	8,523
Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/31	8,000	9,719
Southern Minnesota Municipal Power Agency Power Supply System Revenue	5.250%	1/1/19 (Prere.)	2,000	2,045
St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/23	2,185	2,448
St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/24	1,500	1,702
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/18 (Prere.)	21,700	21,834
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.625%	7/1/18 (Prere.)	6,000	6,038
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health Obligated
Group)	5.000%	11/15/19 (Prere.)	1,990	2,081
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health Obligated
Group)	5.000%	11/15/19 (Prere.)	915	957
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health Obligated
Group)	5.000%	11/15/19 (Prere.)	1,235	1,292
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health Obligated
Group)	5.000%	11/15/19 (Prere.)	1,120	1,171
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health Obligated
Group)	5.000%	11/15/19 (Prere.)	805	842
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health Obligated
Group)	5.250%	11/15/19 (Prere.)	3,550	3,726
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health Obligated
Group)	5.000%	11/15/20	890	931
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health Obligated
Group)	5.000%	11/15/20	780	816
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health Obligated
Group)	5.000%	11/15/21	1,935	2,024
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health Obligated
Group)	5.000%	11/15/21	1,085	1,135
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health Obligated
Group)	5.000%	11/15/22	1,190	1,246
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health Obligated
Group)	5.250%	11/15/29	3,450	3,641
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services
Obligated Group)	5.000%	11/15/28	795	930
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services
Obligated Group)	5.000%	11/15/29	750	873
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services
Obligated Group)	5.000%	11/15/31	1,800	2,072
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services
Obligated Group)	5.000%	11/15/34	1,020	1,156
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services
Obligated Group)	4.000%	11/15/35	1,245	1,283

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services
Obligated Group)	4.000%	11/15/36	1,500	1,542
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services
Obligated Group)	4.000%	11/15/37	1,500	1,541
University of Minnesota Revenue	5.000%	4/1/19 (Prere.)	500	514
University of Minnesota Revenue	5.000%	8/1/19	1,150	1,196
University of Minnesota Revenue	5.000%	4/1/20	2,895	3,064
University of Minnesota Revenue	5.000%	4/1/21	3,140	3,404
University of Minnesota Revenue	5.000%	8/1/22	1,585	1,691
University of Minnesota Revenue	5.000%	8/1/23	2,500	2,667
University of Minnesota Revenue	5.000%	8/1/24	4,515	4,817
				749,221
Mississippi (0.6%)
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/28	3,665	4,036
Jackson MS Public School District GO	5.000%	4/1/23	1,500	1,668
Jackson MS Public School District GO	5.000%	4/1/24	3,115	3,504
Jackson MS Public School District GO	5.000%	4/1/25	5,315	6,042
Jackson MS Public School District GO	5.000%	4/1/26	5,000	5,753
Jackson MS Public School District GO	5.000%	4/1/27	4,575	5,229
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	1.560%	5/1/18	81,400	81,400
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	1.560%	5/1/18	11,100	11,100
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	1.600%	5/1/18	40,260	40,260
Mississippi Development Bank Special Obligation Revenue (Harrison County Highway Project)	5.000%	1/1/24	2,500	2,808
Mississippi Development Bank Special Obligation Revenue (Madison County Highway Project)	5.000%	1/1/24	2,500	2,808
Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial
Development Highway Refunding Project)	5.000%	1/1/26	6,000	6,847
Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial
Development Highway Refunding Project)	5.000%	1/1/27	7,985	9,202
Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial
Development Highway Refunding Project)	5.000%	1/1/28	2,265	2,634
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/28	1,500	1,763
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/29	1,370	1,602
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/31	1,035	1,202
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	4.000%	6/1/32	2,030	2,144
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	4.000%	6/1/33	1,500	1,574
Mississippi GO	5.000%	10/1/21 (Prere.)	12,035	13,191
Mississippi GO	5.000%	10/1/21 (Prere.)	11,735	12,862
Mississippi GO	5.000%	10/1/29	15,000	17,687
Mississippi GO	5.000%	11/1/30	4,000	4,583
Mississippi GO	5.000%	10/1/31	19,800	23,150
Mississippi GO	5.000%	12/1/31	11,250	12,644
Mississippi GO	5.000%	12/1/32	7,000	7,856
Mississippi GO	5.000%	10/1/34	10,000	11,532
Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/32	5,480	5,640
Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/33	3,785	3,881
Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/34	4,880	4,973
Mississippi State University Educational Building Corp. Revenue	4.000%	8/1/33	800	838
Mississippi State University Educational Building Corp. Revenue	4.000%	8/1/35	2,000	2,077
Mississippi State University Educational Building Corp. Revenue	4.000%	8/1/36	1,100	1,139
University of Southern Mississippi Revenue	4.000%	3/1/34	2,075	2,147
University of Southern Mississippi Revenue	4.000%	3/1/35	2,565	2,647
University of Southern Mississippi Revenue	4.000%	3/1/36	1,500	1,544
University of Southern Mississippi Revenue	4.000%	3/1/37	1,740	1,790
University of Southern Mississippi Revenue	4.000%	3/1/38	3,220	3,307
				325,064
Missouri (0.9%)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Mass Transit Sales
Tax Revenue	5.000%	10/1/33	7,500	8,279
Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes
Redevelopment)	4.000%	11/1/25	1,000	1,012
Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes
Redevelopment)	4.000%	11/1/26	750	752
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(Southeast Health)	5.000%	3/1/26	2,000	2,215
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(Southeast Health)	5.000%	3/1/27	1,000	1,115
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(Southeast Health)	5.000%	3/1/28	1,400	1,557

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(Southeast Health)	5.000%	3/1/30	840	927
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(Southeast Health)	5.000%	3/1/31	870	954
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(Southeast Health)	5.000%	3/1/32	750	819
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/26	1,000	1,086
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/27	1,850	2,004
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/26	1,830	2,002
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/27	1,000	1,094
Curators of the University of Missouri System Facilities Revenue	4.000%	11/1/30	3,000	3,189
Curators of the University of Missouri System Facilities Revenue	4.000%	11/1/31	6,415	6,791
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/20	5,055	5,411
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/25	6,020	6,850
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/26	7,830	8,879
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/27	12,745	14,427
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/29	13,625	15,328
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	13,675	15,340
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	5,535	6,191
Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/29	2,000	2,391
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/30	1,190	1,273
Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/30	1,615	1,923
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/31	1,740	1,852
Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/31	1,500	1,773
Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/33	2,000	2,333
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/32	7,225	8,011
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	4.000%	4/1/35	2,000	2,055
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	4.000%	4/1/36	1,850	1,895
Kansas City MO Special Obligation Revenue (Performing Arts Center Garage Project)	0.000%	2/1/19	7,615	7,482
Lee’s Summit MO Senior Living Facilities Revenue (John Knox Village)	5.000%	8/15/26	5,995	6,364
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/26	1,160	1,369
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/29	1,265	1,498
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/35	4,645	5,369
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/36	2,415	2,785
Missouri Environmental Improvement & Energy Resources Authority Revenue	2.380%	12/1/22 (14)	6,660	6,546
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/24	2,010	2,292
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/25	2,885	3,340
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	7/1/26	4,250	4,958
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/27	1,990	2,319
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Children’s Mercy
Hospital)	5.000%	5/15/26	1,000	1,155
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/26	2,045	2,272
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/28	1,000	1,103
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/21	2,845	3,045
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/22	3,490	3,807
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/23	3,690	4,014
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/24	3,320	3,598
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/19	2,420	2,496
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/22	5,305	5,605
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/26	3,000	3,345
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/27	4,350	4,840
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/28	3,500	3,882
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/29	7,015	7,761
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/30	4,000	4,413
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/31	3,000	3,300
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health
System)	5.000%	11/15/20	3,975	4,281
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health
System)	5.250%	11/15/25	8,000	8,562
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health
System)	5.000%	11/15/30	5,000	5,281
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health
System)	4.000%	11/15/33	5,200	5,351
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	5.250%	5/15/19 (Prere.)	15,960	16,506
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	5.250%	5/15/29	3,270	3,380

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	4.000%	5/15/33	3,530	3,648
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	5.000%	5/15/36	2,615	2,886
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated
Group)	5.000%	2/1/25	850	944
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated
Group)	5.000%	2/1/26	750	836
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated
Group)	5.000%	2/1/28	1,000	1,104
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated
Group)	5.000%	2/1/29	1,150	1,264
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated
Group)	5.000%	2/1/30	400	438
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated
Group)	5.000%	2/1/31	1,350	1,472
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated
Group)	5.000%	2/1/32	500	543
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated
Group)	5.000%	2/1/33	550	595
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000% 11/15/34		30,000	33,274
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	4.000% 11/15/36		1,800	1,862
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	4.000% 11/15/37		2,500	2,564
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.000% 11/15/30		15,000	16,368
Missouri Highways & Transportation Commission Road Revenue	5.000%	2/1/19	2,000	2,048
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/22	5,000	5,543
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/24	15,020	17,216
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/24	2,810	3,166
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/26	4,570	5,115
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/27	3,250	3,627
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/28	2,250	2,504
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/29	5,000	5,546
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/30	6,455	7,139
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/31	10,000	11,022
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	4.000%	12/1/32	5,245	5,515
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	12/1/36	10,000	11,219
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/34	10,590	11,697
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/35	8,000	8,820
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/24	3,050	3,467
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/24	2,805	3,208
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/25	1,850	2,126
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/25	2,270	2,584
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/29	3,500	3,924
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/34	6,800	7,660
St. Louis County MO Parkway C-2 School District GO	5.000%	3/1/24	2,500	2,852
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	6.125%	7/1/24	6,000	6,282
St. Louis MO Parking Revenue	5.000%	12/15/24 (4)	1,000	1,135
St. Louis MO Parking Revenue	5.000%	12/15/25 (4)	1,000	1,151
St. Louis MO Parking Revenue	5.000%	12/15/26 (4)	1,000	1,149
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/34	3,050	3,447
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/35	2,000	2,257
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	3,000	3,382
St. Louis MO Special Administration Board of Transitional School District GO	4.000%	4/1/26	2,550	2,770
St. Louis MO Special Administration Board of Transitional School District GO	4.000%	4/1/29	4,200	4,488
St. Louis MO Special Administration Board of Transitional School District GO	4.000%	4/1/30	4,835	5,128
				497,032
Montana (0.1%)
Forsyth MT Pollution Control Revenue (Northwestern Corporation Colstrip Project)	2.000%	8/1/23	20,000	19,139
Forsyth MT Pollution Control Revenue (Puget Sound Energy Project)	3.900%	3/1/31	2,935	3,000
Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services
Obligated Group)	5.000%	6/1/27	500	579
Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services
Obligated Group)	5.000%	6/1/28	355	414
Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services
Obligated Group)	5.000%	6/1/30	365	422
Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services
Obligated Group)	5.000%	6/1/33	405	462
Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services
Obligated Group)	5.000%	6/1/34	585	663
Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services
Obligated Group)	5.000%	6/1/35	425	481
Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services
Obligated Group)	5.000%	6/1/36	670	754

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services
Obligated Group)	5.000%	6/1/37	1,260	1,417
Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services
Obligated Group)	5.000%	6/1/38	1,000	1,122
Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/28	2,500	2,863
Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/29	2,635	2,996
Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/30	2,015	2,281
Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/31	2,000	2,251
				38,844
Multiple State (0.1%)
3 Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	1.840%	5/7/18 LOC	80,600	80,600

Nebraska (0.6%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/26	4,000	4,526
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27	2,500	2,854
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27	9,770	10,636
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/28	3,165	3,630
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/29	5,000	5,757
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/31	5,000	5,799
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/32	5,375	5,852
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/32	5,000	5,815
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/33	4,000	4,660
Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	12/1/19	150,000	156,415
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health
System)	5.000%	11/1/23	1,910	2,131
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health
System)	5.000%	11/1/24	1,400	1,576
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health
System)	5.000%	11/1/25	2,005	2,284
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health
System)	5.000%	11/1/26	1,160	1,319
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health
System)	5.000%	11/1/27	1,760	1,995
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health
System)	5.000%	11/1/28	1,250	1,410
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health
System)	5.000%	11/1/29	1,895	2,126
Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical
Center Project)	4.000%	11/1/21	1,000	1,048
Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical
Center Project)	4.000%	11/1/22	860	898
Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical
Center Project)	5.000%	11/1/24	1,320	1,424
Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical
Center Project)	5.000%	11/1/25	1,000	1,077
Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical
Center Project)	5.000%	11/1/32	5,050	5,373
Lincoln NE Electric System Revenue	5.000%	9/1/22 (Prere.)	1,010	1,121
Lincoln NE Electric System Revenue	5.000%	9/1/25	1,990	2,207
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/26	3,065	3,348
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/29	2,125	2,310
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/31	2,500	2,710
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/32	2,800	3,033
Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	1.730%	5/7/18	23,680	23,680
Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,086
Nebraska Public Power District Revenue	5.000%	1/1/30	2,000	2,171
Nebraska Public Power District Revenue	5.000%	1/1/31	1,250	1,355
Nebraska Public Power District Revenue	5.000%	1/1/31	1,970	2,135
Nebraska Public Power District Revenue	5.000%	1/1/31	2,000	2,167
Nebraska Public Power District Revenue	5.000%	1/1/32	1,470	1,590
Nebraska Public Power District Revenue	5.000%	1/1/32	2,095	2,267
Nebraska Public Power District Revenue	5.000%	1/1/33	1,250	1,350
Nebraska Public Power District Revenue	5.000%	1/1/33	2,325	2,511
Nebraska Public Power District Revenue	5.000%	1/1/33	5,000	5,400
Nebraska Public Power District Revenue	5.000%	1/1/34	1,500	1,617
Omaha NE Public Power District Electric Revenue	5.000%	2/1/27	2,375	2,765
Omaha NE Public Power District Electric Revenue	5.000%	2/1/35	2,500	2,905
Omaha NE Public Power District Electric Revenue	5.000%	2/1/36	2,250	2,608
Omaha NE Public Power District Electric Revenue	5.000%	2/1/37	2,500	2,896
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/25	1,875	1,986
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/26	1,975	2,090

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/27	3,470	3,750
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/29	1,500	1,607
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/30	4,065	4,325
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/31	4,030	4,276
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/32	4,265	4,510
University of Nebraska Student Fee Revenue	5.000%	7/1/22	4,000	4,450
University of Nebraska Student Fee Revenue	5.000%	7/1/24	1,645	1,828
				330,659
Nevada (0.9%)
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/21	2,330	2,516
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/27	3,500	3,785
Clark County NV Airport Improvement Revenue	5.000%	7/1/21	2,000	2,094
Clark County NV Airport Improvement Revenue	5.000%	7/1/30	15,000	15,677
Clark County NV GO	5.000%	7/1/21	6,075	6,615
2 Clark County NV GO	5.000%	6/1/26	2,000	2,348
Clark County NV GO	5.000%	7/1/26	2,475	2,864
2 Clark County NV GO	5.000%	6/1/27	2,500	2,969
2 Clark County NV GO	5.000%	6/1/28	2,100	2,509
Clark County NV GO	4.000%	6/1/31	17,000	18,230
Clark County NV GO	4.000%	6/1/32	12,000	12,761
Clark County NV GO	5.000%	7/1/33	16,290	17,831
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/18	885	890
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/19	1,000	1,037
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/20	1,500	1,595
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/21	2,810	3,058
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/27	1,500	1,769
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/28	1,570	1,845
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/29	2,000	2,341
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/31	5,000	5,568
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/35	10,390	11,865
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/36	6,600	7,520
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/37	5,530	6,296
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/30	15,000	15,677
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	29,900	30,017
Clark County NV Water Reclamation District GO	5.375%	7/1/18 (Prere.)	2,985	3,003
Clark County NV Water Reclamation District GO	5.000%	7/1/20	3,695	3,934
Clark County NV Water Reclamation District GO	5.000%	7/1/21	3,880	4,229
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/25	2,080	2,372
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/27	1,815	2,087
Las Vegas NV GO	4.000%	6/1/19	3,235	3,312
Las Vegas NV GO	4.000%	6/1/20	3,360	3,502
Las Vegas NV GO	4.000%	6/1/21	3,500	3,698
Las Vegas NV GO	5.000%	6/1/21	1,400	1,521
Las Vegas NV GO	5.000%	9/1/24	5,690	6,504
Las Vegas NV GO	5.000%	9/1/25	6,070	7,023
Las Vegas NV GO	4.000%	6/1/30	4,610	4,898
Las Vegas NV GO	4.000%	6/1/31	4,795	5,073
Las Vegas NV GO	4.000%	6/1/32	4,990	5,258
Las Vegas Valley Water District Nevada GO	5.000%	6/1/18	7,370	7,389
Las Vegas Valley Water District Nevada GO	5.000%	6/1/19	5,000	5,173
Las Vegas Valley Water District Nevada GO	5.000%	12/1/19	5,000	5,246
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	4,025	4,609
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	2,665	3,052
Las Vegas Valley Water District Nevada GO	5.000%	6/1/25	2,085	2,424
Las Vegas Valley Water District Nevada GO	5.000%	6/1/25	2,050	2,383
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26	2,000	2,357
Las Vegas Valley Water District Nevada GO	5.250%	6/1/27	10,460	11,405
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	3,500	4,045
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	4,000	4,623
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	4,500	4,923
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	3,295	3,793
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	6,040	6,598
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	2,000	2,185
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	4,150	4,726
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	6,000	6,832
Nevada GO	5.000%	4/1/22	17,000	18,782
Nevada GO	5.000%	11/1/23	28,500	32,389
Nevada GO	5.000%	4/1/24	17,595	20,051
Nevada GO	5.000%	11/1/25	34,000	39,378
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/19	7,000	7,344
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/32	28,000	29,662

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/33	26,170	27,618
Reno NV Hospital Revenue (Renown Regional Medical Center)	5.500%	6/1/18 (Prere.)	1,585	1,590
Reno NV Hospital Revenue (Renown Regional Medical Center)	5.500%	6/1/28 (2)	165	165
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/26	4,010	4,720
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/27	3,085	3,666
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/30	3,500	4,112
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/32	4,455	5,117
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/34	7,750	8,822
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/35	1,750	1,988
				523,258
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/24	6,000	6,463
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/25	2,140	2,354
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/26	1,070	1,175
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/27	1,210	1,325
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
Medical Center)	4.000%	10/1/28	2,920	3,034
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
Medical Center)	4.000%	10/1/29	3,050	3,142
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/27	2,500	2,689
New Hampshire Health & Education Facilities Authority Revenue (University System of New
Hampshire)	5.500%	7/1/19 (Prere.)	10,000	10,422
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	6.000%	1/1/21 (Prere.)	10,000	10,999
New Hampshire Municipal Bond Bank Revenue	5.000%	2/15/19	1,010	1,036
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/19	1,500	1,561
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/28	1,500	1,630
				45,830
New Jersey (3.3%)
Atlantic County NJ Improvement Authority Revenue	5.000%	9/1/25 (4)	4,955	5,669
Atlantic County NJ Improvement Authority Revenue	5.000%	9/1/26 (4)	4,685	5,412
Atlantic County NJ Improvement Authority Revenue	5.000%	9/1/27 (4)	3,000	3,442
Bergen County NJ GO	5.000% 10/15/21		2,500	2,742
Essex County NJ Improvement Authority Revenue	5.500%	10/1/23 (14)	10,000	11,532
Essex County NJ Improvement Authority Revenue	5.250%	12/15/23 (2)	3,635	4,176
Essex County NJ Improvement Authority Revenue	5.250%	12/15/24 (2)	3,720	4,333
Jersey City NJ GO	5.000%	3/1/20	1,610	1,695
Jersey City NJ GO	5.000%	3/1/21	1,200	1,289
New Jersey Casino Reinvestment Development Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	3,945
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/24 (4)	1,000	1,096
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/26 (4)	2,205	2,410
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/27 (4)	2,775	3,017
New Jersey COP	5.250%	6/15/19 (Prere.)	4,675	4,847
New Jersey COP	5.250%	6/15/19 (Prere.)	1,000	1,037
New Jersey Economic Development Authority Revenue	5.000%	6/15/21	16,500	17,511
New Jersey Economic Development Authority Revenue	5.000%	6/15/22	25,000	26,733
New Jersey Economic Development Authority Revenue	5.000%	6/15/26	2,500	2,726
New Jersey Economic Development Authority Revenue	5.000%	6/15/27	2,500	2,737
New Jersey Economic Development Authority Revenue	5.500%	6/15/29	30,000	34,000
New Jersey Economic Development Authority Revenue	5.500%	6/15/30	33,000	37,426
New Jersey Economic Development Authority Revenue	5.500%	6/15/31	10,300	11,633
New Jersey Economic Development Authority Revenue	5.250%	6/15/32	5,000	5,397
New Jersey Economic Development Authority Revenue	5.250%	6/15/33	8,495	9,141
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/23	12,000	12,933
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/24	7,550	8,110
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.000%	7/1/28 (15)	6,500	7,378
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student Housing Project)	5.000%	6/1/18	2,000	2,005
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student Housing Project)	5.250%	6/1/19	2,000	2,064
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student Housing Project)	5.250%	6/1/20	2,075	2,190
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student Housing Project)	5.375%	6/1/20 (Prere.)	5,000	5,344
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student Housing Project)	5.000%	6/1/26 (4)	1,000	1,140
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student Housing Project)	5.000%	6/1/27 (4)	1,695	1,953
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student Housing Project)	5.000%	6/1/28 (4)	2,000	2,294

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student Housing Project)	5.000%	6/1/29 (4)	2,000	2,283
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student Housing Project)	5.000%	6/1/30 (4)	1,500	1,705
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000% 12/15/18		22,500	22,892
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	6/15/19 (Prere.)	3,345	3,479
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/19 (Prere.)	10,500	10,954
New Jersey Economic Development Authority Revenue (School Facilities Construction)	X5.000%	12/15/19	17,410	18,161
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21 (12)	5,000	5,428
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21 (14)	7,975	8,626
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/23	8,690	9,129
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/23 (14)	51,630	57,861
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/24	1,000	1,058
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25	2,985	3,186
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	18,130	20,976
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/27	4,205	4,486
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	8,000	9,438
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28	5,515	5,872
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500% 12/15/29		1,655	1,709
3 New Jersey Economic Development Authority Revenue (School Facilities Construction) TOB VRDO 1.850%		5/7/18 (12)	3,065	3,065
New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	5.000%	7/1/26	4,345	4,635
New Jersey Educational Facilities Authority Revenue (Kean University)	5.250%	9/1/19 (Prere.)	25,170	26,241
New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	7/1/24 (4)	2,000	2,268
New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	7/1/25 (4)	3,080	3,534
New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	7/1/26 (4)	3,075	3,526
New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	7/1/28 (4)	2,495	2,837
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/20	8,300	8,850
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/21	6,785	7,412
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/22	2,360	2,634
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/34	10,000	11,732
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.125%	6/1/19 (Prere.)	6,000	6,326
New Jersey Equipment Lease Purchase COP	5.250%	6/15/19 (Prere.)	6,180	6,407
New Jersey Equipment Lease Purchase COP	5.250%	6/15/19 (Prere.)	5,820	6,034
New Jersey Equipment Lease Purchase COP	5.375%	6/15/19 (Prere.)	11,000	11,420
New Jersey GO	5.000%	8/15/20	30,000	31,897
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/21	8,140	8,639
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/24	3,415	3,653
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/25	12,965	13,844
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/26	12,505	13,315
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/28	13,835	14,668
New Jersey Health Care Facilities Financing Authority Lease Revenue (Marlboro Psychiatric
Hospital Project)	5.000%	9/15/29	2,735	2,893
New Jersey Health Care Facilities Financing Authority Lease Revenue (Marlboro Psychiatric
Hospital Project)	5.000%	9/15/33	5,000	5,254
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.625%	7/1/21 (Prere.)	3,700	3,969
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/19 (ETM)	1,615	1,648
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/19 (ETM)	995	1,016
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/20 (ETM)	1,315	1,379
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/20 (Prere.)	930	975
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/20 (ETM)	805	844
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/20 (Prere.)	570	598
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/20	3,010	3,198
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/21	2,000	2,172
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/22	2,045	2,260
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/26	1,000	1,097
New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation
Program)	5.500%	10/1/18 (Prere.)	2,870	2,915
New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation
Program)	5.500%	10/1/18 (Prere.)	9,990	10,141
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/28	1,985	2,287
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/30	1,000	1,144
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/31	1,100	1,252
New Jersey Health Care Facilities Financing Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/23 (Prere.)	890	1,001
New Jersey Health Care Facilities Financing Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/23 (Prere.)	4,110	4,632

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/24	2,040	2,290
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/25	1,345	1,530
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/26	1,800	2,070
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/24	2,415	2,648
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/25	1,535	1,698
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/27	2,420	2,685
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/29	1,250	1,375
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/30	1,090	1,195
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33	20,000	20,875
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.500%	12/1/20	3,450	3,539
3 New Jersey Revenue TOB VRDO	1.650%	5/1/18 LOC	25,000	25,000
New Jersey Sports & Exposition Authority Revenue	4.500%	9/1/18 (Prere.)	20	20
New Jersey Sports & Exposition Authority Revenue	4.500%	9/1/24	2,035	2,047
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/21	6,805	6,829
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/24	30,000	30,100
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/24	10,020	10,887
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/27	24,475	27,031
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	8,530	9,414
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	25,600	25,679
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29	50,610	50,764
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/20	7,105	7,435
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/22	2,025	2,165
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/23	2,500	2,701
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/24	3,265	3,548
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/25	6,000	6,531
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/27	5,000	5,517
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/28	5,025	5,525
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33	2,500	2,700
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/34	5,000	5,361
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/18	1,530	1,557
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/19	7,545	7,871
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	1,540	1,613
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%9	12/15/1	1,610	1,686
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%)	12/15/19 (14	25,000	26,177
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	5,000	5,235
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/20	3,825	4,003
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/20	9,350	9,790
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%)	12/15/20 (4	9,000	9,593
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20	17,590	18,675
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/20 (14)	30,000	32,133
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/21	12,100	13,031
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (12)	3,745	4,097
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	14,375	15,604
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (14)	25,000	27,253
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250% )	12/15/22 (2	30,900	34,073
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	3,770	4,091
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	29,000	31,777
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23	2,500	2,745
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/24 (14)	12,500	14,326
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24	18,240	19,877
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25	72,680	52,793
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25	1,000	726
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.125%	6/15/28	3,500	3,691
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31	17,500	18,536
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)	6,895	7,038
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)	1,575	1,608
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)	12,810	13,076
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)	2,925	2,986
New Jersey Turnpike Authority Revenue	5.000%	1/1/22 (Prere.)	3,000	3,299
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	20,460	22,779
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	23,590	26,263
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	13,000	15,345
New Jersey Turnpike Authority Revenue	5.000%	1/1/26	8,510	9,405
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	3,255	3,827
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	3,535	4,156
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	17,155	19,983
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	4,000	4,729
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	3,000	3,530
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	29,705	34,477
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	7,000	8,128
New Jersey Turnpike Authority Revenue	4.000%	1/1/33	28,000	29,562

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	5,010	5,795
New Jersey Turnpike Authority Revenue	4.000%	1/1/34	3,000	3,147
New Jersey Turnpike Authority Revenue	4.000%	1/1/34	67,500	70,810
New Jersey Turnpike Authority Revenue	4.000%	1/1/35	2,000	2,090
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/23	1,320	1,468
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/23	2,430	2,661
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/24	2,800	3,052
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/28	1,215	1,348
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/28	2,000	2,163
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/29	1,500	1,660
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/30	1,000	1,104
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/31	1,190	1,311
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/32	1,000	1,099
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/34	1,000	1,092
Sussex County NJ GO	5.000%	2/15/23	5,485	6,144
Sussex County NJ GO	5.000%	2/15/24	4,356	4,957
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/26	19,510	22,126
Tobacco Settlement Financing Corp. New Jersey Revenue	3.200%	6/1/27	20,000	19,953
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/27	18,180	20,710
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/28	4,005	4,581
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/29	12,250	13,933
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/30	5,500	6,226
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/31	18,500	20,840
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/32	22,165	24,848
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/33	9,000	10,041
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/34	31,990	35,462
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35	21,775	24,061
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/36	36,700	40,456
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/37	22,500	24,783
				1,898,436
New Mexico (0.2%)
Albuquerque NM GO	5.000%	7/1/24	4,615	5,298
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/29	2,560	2,986
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/30	1,250	1,453
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/31	1,700	1,970
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/32	1,910	2,204
Farmington NM Pollution Control Revenue (Southern California Edison Co. Four Corners Project)
PUT	1.875%	4/1/20	16,000	15,838
Farmington NM Pollution Control Revenue (Southern California Edison Co. Four Corners Project)
PUT	1.875%	4/1/20	35,000	34,645
New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/19	5,990	6,154
New Mexico Educational Assistance Foundation Revenue	5.000%	12/1/19	1,500	1,572
New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/20	1,500	1,571
New Mexico Finance Authority Revenue	5.000%	6/15/22	1,800	2,000
New Mexico Finance Authority Revenue	5.000%	6/15/23	1,270	1,435
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/21	2,310	2,516
New Mexico Finance Authority Transportation Revenue	4.000%	6/15/26	6,000	6,345
New Mexico GO	5.000%	3/1/23 (ETM)	15,925	17,887
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services)	5.000%	8/1/24	900	1,022
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services)	5.000%	8/1/25	1,000	1,150
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services)	5.000%	8/1/26	1,060	1,217
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services)	5.000%	8/1/27	1,435	1,643
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services)	5.000%	8/1/29	3,000	3,411
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services)	5.000%	8/1/30	3,000	3,401
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services)	5.000%	8/1/31	3,685	4,162
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services)	5.000%	8/1/32	2,500	2,813
				122,693
New York (15.4%)
Amherst NY Development Corp. Student Housing Facility Revenue	3.500%	10/1/19 (ETM)	1,185	1,212
Amherst NY Development Corp. Student Housing Facility Revenue	4.000%	10/1/20 (Prere.)	2,575	2,699
Amherst NY Development Corp. Student Housing Facility Revenue	4.000%	10/1/20 (Prere.)	2,680	2,810
3 Battery Park City Authority New York Revenue TOB VRDO	1.610%	5/1/18 LOC	20,960	20,960
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.000%	1/15/20 (Prere.)	6,735	7,196

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/26	3,000	3,445
Buffalo & Fort Erie NY Public Bridge Authority Revenue	5.000%	1/1/33	1,340	1,527
Buffalo & Fort Erie NY Public Bridge Authority Revenue	5.000%	1/1/34	1,000	1,133
Buffalo & Fort Erie NY Public Bridge Authority Revenue	5.000%	1/1/36	1,000	1,128
Buffalo & Fort Erie NY Public Bridge Authority Revenue	5.000%	1/1/37	1,000	1,127
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/24	1,850	2,095
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/24	1,240	1,404
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/25	1,310	1,502
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/25	4,190	4,805
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/26	1,460	1,692
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	5,470	6,270
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/29	600	715
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/29	325	387
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/30	625	741
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/32	550	647
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/33	525	615
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/34	850	990
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/35	1,300	1,510
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/36	1,650	1,912
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/26	6,775	7,384
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/27	8,560	9,329
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/29	6,315	6,876
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	2,500	2,719
Freeport NY GO	5.000%	1/15/20	2,070	2,174
Hempstead NY GO	4.000%	4/1/28 (4)	7,125	7,640
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/33	7,500	8,626
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/34	12,100	13,826
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/35	15,700	17,900
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/36	14,000	15,928
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37	7,910	8,993
Long Island NY Power Authority Electric System Revenue	5.000%	4/1/19 (Prere.)	5,800	5,966
Long Island NY Power Authority Electric System Revenue	5.750%	4/1/19 (Prere.)	20,000	20,698
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29	10,000	10,989
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/31	2,000	2,304
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/32	1,000	1,148
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/36	2,000	2,262
1 Long Island NY Power Authority Electric System Revenue PUT	1.968%	11/1/18	18,650	18,654
Metropolitan Transportation Authority New York Revenue PUT	5.000% 11/15/22		192,000	213,158
Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools
Modernization Project)	5.000%	5/1/20	3,500	3,714
Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools
Modernization Project)	5.000%	5/1/28	1,515	1,794
Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools
Modernization Project)	5.000%	5/1/29	2,255	2,667
Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools
Modernization Project)	5.000%	5/1/30	2,500	2,935
Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools
Modernization Project)	5.000%	5/1/32	1,780	2,074
Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools
Modernization Project)	5.000%	5/1/33	1,725	2,003
Monroe County NY Industrial Development Corp. Mortgage Revenue (Unity Hospital Rochester
Project)	5.500%	8/15/23	1,825	1,831
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/25	2,000	2,322
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/25	2,780	3,227
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/26	2,515	2,956
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/27	1,565	1,871
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/27	1,880	2,247
Nassau County NY GO	4.000%	10/1/20 (Prere.)	5,245	5,499
Nassau County NY GO	5.000%	4/1/22	14,850	16,261
Nassau County NY GO	4.000%	10/1/22	8,755	9,092
Nassau County NY GO	5.000%	4/1/23	15,665	17,503
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University
Hospital Association Project)	5.000%	7/1/21	2,605	2,802
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long
Island Obligated Group Project)	5.000%	7/1/25	1,400	1,568

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long
Island Obligated Group Project)	5.000%	7/1/26	1,740	1,942
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long
Island Obligated Group Project)	5.000%	7/1/27	3,090	3,439
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/24	3,245	3,585
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/25	3,485	3,886
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/26	3,660	4,076
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/27	3,245	3,595
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/29	1,750	1,925
New York City NY GO	5.250%	8/15/18 (Prere.)	2,130	2,151
New York City NY GO	5.250%	8/15/18 (Prere.)	5,020	5,070
New York City NY GO	5.250%	3/1/19 (Prere.)	1,970	2,026
New York City NY GO	5.450%	4/1/19 (Prere.)	6,310	6,519
New York City NY GO	5.000%	5/15/19 (Prere.)	7,870	8,128
New York City NY GO	5.000%	6/1/19 (ETM)	6,725	6,954
New York City NY GO	5.000%	6/1/19	1,950	2,017
New York City NY GO	5.000%	8/1/19	17,870	18,574
New York City NY GO	5.000%	8/1/19	32,000	33,260
New York City NY GO	5.000%	8/1/19	5,000	5,197
New York City NY GO	5.000%	8/1/19	4,500	4,677
New York City NY GO	5.000%	8/1/19	3,100	3,222
New York City NY GO	5.000%	8/1/20	32,355	33,634
New York City NY GO	5.000%	8/1/20	6,060	6,463
New York City NY GO	5.000%	8/1/20	14,000	14,931
New York City NY GO	5.000%	8/1/20	5,000	5,332
New York City NY GO	5.250%	3/1/21	2,285	2,350
New York City NY GO	5.000%	8/1/21	58,635	60,945
New York City NY GO	5.000%	8/1/21	5	5
New York City NY GO	5.000%	8/1/21	5,000	5,451
New York City NY GO	5.000%	8/1/21	10,000	10,902
New York City NY GO	5.000%	8/1/21	4,000	4,361
New York City NY GO	5.000%	8/1/21	15,750	16,819
New York City NY GO	5.000%	10/1/21	7,545	8,254
New York City NY GO	5.000%	8/1/22	32,000	33,252
New York City NY GO	5.000%	8/1/22	2,500	2,779
New York City NY GO	5.000%	8/1/22	6,740	7,492
New York City NY GO	5.000%	8/1/22	5,500	6,114
New York City NY GO	5.000%	8/1/22	7,440	8,270
New York City NY GO	5.000%	8/1/22	6,450	7,170
New York City NY GO	5.000%	8/1/22	1,305	1,451
New York City NY GO	5.000%	8/1/22	18,475	19,716
New York City NY GO	5.000%	8/1/22	6,020	6,424
New York City NY GO	5.250%	8/15/22	25,250	25,499
New York City NY GO	5.000%	8/1/23	2,000	2,078
New York City NY GO	5.000%	8/1/23	5,650	6,385
New York City NY GO	5.000%	8/1/23	3,690	4,135
New York City NY GO	5.000%	8/1/23	7,740	8,674
New York City NY GO	5.000%	8/1/23	3,905	4,413
New York City NY GO	5.000%	8/1/23	14,590	16,194
New York City NY GO	5.250%	8/15/23	16,800	16,965
New York City NY GO	5.000%	10/1/23	4,465	4,974
New York City NY GO	5.000%	4/1/24	17,335	19,084
New York City NY GO	5.000%	8/1/24	17,000	19,464
New York City NY GO	5.000%	8/1/24	20,000	22,549
New York City NY GO	5.000%	8/1/24	4,000	4,436
New York City NY GO	5.000%	8/1/24	14,000	16,030
New York City NY GO	5.000%	8/1/24	8,085	8,630
New York City NY GO	5.000%	8/1/24	5,310	5,763
New York City NY GO	5.250%	8/15/24	23,815	24,049
New York City NY GO	5.000%	10/1/24	4,500	5,009
New York City NY GO	5.000%	10/1/24	5,000	5,448
New York City NY GO	5.000%	12/1/24	5,000	5,751
New York City NY GO	5.000%	8/1/25	15,500	18,009
New York City NY GO	5.000%	8/1/25	3,630	4,218
New York City NY GO	5.000%	8/1/25	5,000	5,532
New York City NY GO	5.000%	8/1/25	10,640	12,362
New York City NY GO	5.000%	8/1/25	3,300	3,612
New York City NY GO	5.000%	10/1/25	10,985	12,199
New York City NY GO	5.000%	12/1/25	18,000	21,009
New York City NY GO	5.000%	4/1/26	3,590	3,691
New York City NY GO	5.000%	4/1/26	10,000	10,958

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/26	5,000	5,517
New York City NY GO	5.000%	8/1/26	9,735	10,940
New York City NY GO	5.000%	8/1/26	2,620	3,078
New York City NY GO	5.000%	8/1/26	14,215	15,974
New York City NY GO	5.000%	10/1/26	23,890	26,455
New York City NY GO	5.000%	4/1/27	14,780	16,184
New York City NY GO	5.000%	8/1/27	20,000	23,412
New York City NY GO	5.000%	8/1/27	4,705	5,134
New York City NY GO	5.000%	8/1/27	6,600	7,410
New York City NY GO	5.000%	10/1/27	15,000	16,597
New York City NY GO	5.000%	8/1/28	18,000	19,626
New York City NY GO	5.000%	8/1/28	9,300	10,562
New York City NY GO	5.000%	3/1/29	27,590	31,007
New York City NY GO	5.000%	5/15/29	30	31
New York City NY GO	5.000%	8/1/29	9,715	10,877
New York City NY GO	5.000%	8/1/29	1,770	2,079
New York City NY GO	5.000%	3/1/30	16,230	18,175
New York City NY GO	5.000%	8/1/30	5,380	6,067
New York City NY GO	5.000%	8/1/30	6,845	7,646
New York City NY GO	5.000%	8/1/30	10,655	11,901
New York City NY GO	5.000%	8/1/30	23,000	24,864
New York City NY GO	5.000%	3/1/31	33,315	37,250
New York City NY GO	5.450%	4/1/31	250	258
New York City NY GO	4.000%	8/1/31	30,000	31,883
New York City NY GO	5.000%	10/1/31	34,050	36,911
New York City NY GO	5.000%	12/1/31	3,000	3,471
New York City NY GO	5.000%	8/1/32	1,475	1,592
New York City NY GO	5.000%	8/1/33	5,000	5,623
New York City NY GO	5.000%	8/1/33	5,000	5,817
New York City NY GO	5.000%	12/1/33	11,750	13,497
New York City NY GO	5.000%	12/1/34	4,000	4,569
New York City NY GO	5.000%	4/1/35	8,000	9,244
New York City NY GO	4.000%	8/1/35	15,000	15,631
New York City NY GO	5.000%	12/1/35	3,000	3,419
New York City NY GO	5.000%	4/1/36	12,750	14,698
New York City NY GO	5.000%	10/1/36	4,000	4,585
New York City NY GO VRDO	1.550%	5/1/18	32,310	32,310
New York City NY GO VRDO	1.560%	5/1/18	37,700	37,700
New York City NY GO VRDO	1.610%	5/1/18	19,865	19,865
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/24	3,500	3,667
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30	19,200	20,060
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/26	12,940	14,326
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/28	17,300	19,148
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/29	22,000	24,317
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/30	12,500	13,773
New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26	34,510	34,343
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	3.000%	2/15/48	9,000	8,884
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	3.500%	2/15/48	1,000	991
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/18 (Prere.)	500	502
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26	25,880	28,077
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26	35,000	37,971
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	4,500	4,791
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	5,000	5,666
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	41,500	44,944
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/30	10,000	10,645
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	30,000	32,893
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	24,500	26,526
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	9,000	9,559
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	5,560	6,373
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	5,545	5,981
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	17,500	18,876
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/33	10,010	11,605
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/33	5,000	5,927
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34	5,165	5,864
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34	50,000	55,564
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	16,700	18,911
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	10,425	11,644
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	22,165	25,051
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/37	13,350	13,835
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.530%	5/1/18	20,550	20,550
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.530%	5/1/18	27,575	27,575

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.780%	5/7/18	64,820	64,820
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/24	15,855	18,388
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/28	6,000	6,893
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/19 (ETM)	3,875	3,963
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/23	4,440	4,541
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/24	7,040	7,199
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/25	13,090	13,410
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/25	10,085	11,730
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/26	8,185	8,384
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/26	10,520	10,776
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/27	4,615	4,727
New York City NY Transitional Finance Authority Building Aid Revenue	5.125%	1/15/28	3,465	3,545
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/28	11,000	12,638
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/29	5,000	5,723
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/30	9,500	9,708
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/30	5,000	5,709
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/30	9,000	10,329
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	5,270	5,996
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	6,000	6,600
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	18,000	19,498
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	5,000	5,671
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	3,950	4,341
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33	10,000	11,300
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34	3,890	4,506
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34	10,000	11,245
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34	10,000	11,271
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35	10,000	11,249
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/38	3,350	3,849
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/19 (Prere.)	11,090	11,440
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	3,570	3,735
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	9,835	10,290
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19 (Prere.)	45	47
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	2,535	2,652
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20	13,500	14,495
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21	29,955	31,387
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21	16,030	17,595
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22	4,000	4,475
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/23	16,740	18,504
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/23	14,000	15,934
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/24	6,000	6,442
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	20,000	23,085
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	1,985	2,291
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	6,010	6,569
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	10,030	11,491
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	14,245	15,892
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	12,220	14,105
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	15,550	16,997
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	1,065	1,164
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/25	4,285	4,601
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	5,000	5,462
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	5,000	5,462
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	5,500	6,008
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/26	10,290	11,039
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/26	10,795	11,581
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26	2,635	2,877
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26	8,620	9,413
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	11/1/26	8,255	8,899
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27	1,435	1,566
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27	4,000	4,367
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/28	25,675	27,531
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/28	10,000	10,934
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/28	5,000	5,681
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/28	7,000	8,107
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	12,000	13,419
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/30	5,750	6,143
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31	8,000	8,558
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/31	19,000	20,811
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	8,000	9,148
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	24,475	26,632
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/32	10,020	11,568
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/32	12,700	14,058

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	15,820	18,386
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	13,750	15,472
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	4,270	4,716
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	16,500	17,942
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/33	17,500	19,347
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/33	10,500	12,118
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33	7,985	9,131
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33	14,000	16,209
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33	20,000	23,156
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33	12,150	13,635
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/33	13,700	15,567
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	14,415	16,539
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	10,000	11,373
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	24,110	27,746
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	15,910	17,806
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	11,150	12,629
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	27,325	30,605
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	9,500	10,842
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	10,000	11,277
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/35	17,060	19,530
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/35	7,000	7,920
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/35	8,885	9,233
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	20,000	22,965
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	22,020	24,604
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	13,290	15,015
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/36	10,000	11,388
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36	7,240	8,270
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36	7,000	7,252
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/36	20,000	22,913
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/36	3,000	3,371
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/36	4,000	4,511
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/37	10,000	11,380
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/37	6,895	7,132
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	19,000	21,751
New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts
Inc.)	5.250%	12/1/18 (ETM)	7,600	7,754
New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts
Inc.)	5.000%	12/1/26	27,000	31,886
New York City NY Trust for Cultural Resources Revenue (Wildlife Conservation Society)	5.000%	8/1/33	5,270	5,840
New York Convention Center Development Corp. Revenue	0.000%	11/15/34	5,500	2,880
New York Liberty Development Corp. Revenue	5.000% 11/15/31		13,200	14,338
New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	9/15/31	14,000	15,370
New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	19,640	23,977
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/18 (Prere.)	3,000	3,004
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/18 (Prere.)	3,885	3,890
New York Metropolitan Transportation Authority Revenue	5.750%	7/1/18	1,975	1,988
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20	34,225	36,707
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20 (Prere.)	22,625	24,493
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20 (Prere.)	9,000	9,743
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20 (Prere.)	20,730	22,441
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20 (Prere.)	24,500	26,522
New York Metropolitan Transportation Authority Revenue	4.750%	11/15/21 (Prere.)	8,000	8,742
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21 (Prere.)	3,850	4,240
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	19,000	20,793
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21 (Prere.)	1,500	1,652
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21 (Prere.)	12,125	13,352
New York Metropolitan Transportation Authority Revenue	5.500%	11/15/21 (4)	15,900	17,698
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	8,425	9,380
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22 (Prere.)	13,665	15,371
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22 (Prere.)	12,735	14,325
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22 (Prere.)	8,500	9,561
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	10,000	11,134
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23 (Prere.)	5,520	6,256
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23 (Prere.)	5,480	6,210
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23 (Prere.)	12,705	14,398
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23 (Prere.)	1,370	1,553
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23 (Prere.)	2,300	2,607
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23 (Prere.)	1,695	1,921
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	42,000	47,489
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	5,035	5,693
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	6,675	7,432

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority Revenue		5.000% 11/15/24	10,020	11,463
New York Metropolitan Transportation Authority Revenue		5.000% 11/15/24	6,680	7,434
New York Metropolitan Transportation Authority Revenue		5.000% 11/15/25	11,500	13,301
New York Metropolitan Transportation Authority Revenue		5.000% 11/15/25	31,050	34,486
New York Metropolitan Transportation Authority Revenue		5.000% 11/15/26	5,400	5,988
New York Metropolitan Transportation Authority Revenue		5.000% 11/15/26	7,045	8,220
New York Metropolitan Transportation Authority Revenue		5.000% 11/15/26	3,000	3,500
New York Metropolitan Transportation Authority Revenue		5.000% 11/15/27	6,165	7,276
New York Metropolitan Transportation Authority Revenue		5.000% 11/15/27	3,410	4,025
New York Metropolitan Transportation Authority Revenue		5.000% 11/15/28	15,000	16,585
New York Metropolitan Transportation Authority Revenue		5.000% 11/15/28	20,500	23,768
New York Metropolitan Transportation Authority Revenue		5.000% 11/15/28	4,515	5,327
New York Metropolitan Transportation Authority Revenue		5.000% 11/15/29	3,585	4,155
New York Metropolitan Transportation Authority Revenue		5.000% 11/15/30	5,000	5,769
New York Metropolitan Transportation Authority Revenue		5.000% 11/15/30	10,260	11,326
New York Metropolitan Transportation Authority Revenue		5.000% 11/15/30	20,000	23,369
New York Metropolitan Transportation Authority Revenue		5.250% 11/15/30	5,500	6,381
New York Metropolitan Transportation Authority Revenue		4.000% 11/15/31	60,000	63,300
New York Metropolitan Transportation Authority Revenue		5.000% 11/15/31	7,000	7,843
New York Metropolitan Transportation Authority Revenue		4.000% 11/15/32	50,000	52,445
New York Metropolitan Transportation Authority Revenue		5.000% 11/15/33	5,000	5,574
New York Metropolitan Transportation Authority Revenue		5.000% 11/15/33	13,055	14,363
New York Metropolitan Transportation Authority Revenue		5.000% 11/15/34	19,605	21,521
New York Metropolitan Transportation Authority Revenue		4.000% 11/15/37	1,000	1,024
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)		6.000% 4/1/20 (ETM)	10,740	11,299
1 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)		2.700% 11/1/19	8,000	8,064
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)		5.000% 11/15/21 (Prere.)	7,245	7,978
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)		5.000% 11/15/21 (Prere.)	11,530	12,697
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)		5.000% 11/15/21 (Prere.)	6,125	6,745
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)		5.000% 11/15/21 (Prere.)	10,360	11,408
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)		5.000% 11/15/21 (Prere.)	10,910	12,014
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)		5.000% 11/15/21 (Prere.)	11,415	12,570
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)		5.000% 11/15/21 (Prere.)	3,195	3,518
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)		5.000% 11/15/21 (Prere.)	4,790	5,275
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)		5.125% 11/15/21 (Prere.)	2,000	2,211
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)		5.125% 11/15/21 (Prere.)	10,500	11,607
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)		5.000% 11/15/25	6,805	7,445
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)		5.000% 11/15/26	10,210	11,166
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)		5.250% 11/15/30	15,000	17,861
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)		4.000% 11/15/32	4,000	4,261
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)		4.000% 11/15/33	27,000	28,603
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)		5.000% 11/15/33	10,900	12,531
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)		5.000% 11/15/34	11,445	13,139
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)		5.000% 11/15/36	12,610	14,354
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)		5.000% 11/15/36	59,700	67,958
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)		5.000% 11/15/46	53,415	55,210
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)		5.000% 11/15/51	89,720	95,170
New York Metropolitan Transportation Authority Revenue (Transit Revenue)		5.500% 11/15/18	6,805	6,944
New York Metropolitan Transportation Authority Revenue (Transit Revenue)		5.000% 11/15/22 (Prere.)	2,000	2,250
New York Metropolitan Transportation Authority Revenue (Transit Revenue)		5.000% 11/15/26	2,500	2,772
New York Metropolitan Transportation Authority Revenue (Transit Revenue) PUT		5.000% 11/15/19	8,450	8,850
New York Metropolitan Transportation Authority Revenue PUT		5.000% 2/15/20	18,000	18,946
New York NY GO		5.000% 8/1/28	30,000	35,397
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)		5.000% 2/15/19 (4)	1,220	1,223
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)		5.000% 8/15/21 5.000% 8/15/22 5.000% 7/1/20 (Prere.) 5.000% 7/1/20 (Prere.) 5.000% 7/1/20 (Prere.) 5.000% 7/1/21 (Prere.) 5.000% 7/1/21 (Prere.) 5.000% 3/15/35 5.000% 7/1/19 5.000% 7/1/20 (Prere.) 5.000% 7/1/21	10,015	10,699
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)			2,000	2,137
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)			3,925	4,184
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)			2,125	2,265
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)			4,330	4,616
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)			2,000	2,182
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)			2,320	2,531
New York State Dormitory Authority Revenue			38,335	44,521
New York State Dormitory Authority Revenue (City University System)			430	432
New York State Dormitory Authority Revenue (City University System)			215	229
New York State Dormitory Authority Revenue (City University System)			4,785	5,096
New York State Dormitory Authority Revenue (City University System)		5.000% 7/1/22 5.000% 7/1/25 5.000% 10/1/21	5,340	5,686
New York State Dormitory Authority Revenue (City University System)			6,100	6,489
New York State Dormitory Authority Revenue (Columbia University)			19,375	21,290
New York State Dormitory Authority Revenue (Department of Health)		5.000% 7/1/19 5.000% 7/1/20	4,000	4,149
New York State Dormitory Authority Revenue (Department of Health)			6,485	6,899
New York State Dormitory Authority Revenue (Department of Health)		5.000% 7/1/21	3,500	3,808

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/21 (Prere.)	1,070	1,162
New York State Dormitory Authority Revenue (Fordham University)	5.125%	7/1/21 (Prere.)	1,625	1,771
New York State Dormitory Authority Revenue (Fordham University)	5.200%	7/1/21 (Prere.)	1,200	1,311
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/24	9,345	10,563
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	6,500	7,305
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/29	10,000	11,198
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/30	4,500	5,018
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	12,000	13,275
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/26	1,500	1,642
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/29	1,000	1,092
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	1,000	1,091
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/18 (Prere.)	2,520	2,543
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/19 (4)	70	71
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/20 (ETM)	10	11
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/20	13,280	14,203
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/25 (4)	215	217
New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	3,640	3,848
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,500	1,588
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/18 (Prere.)	2,000	2,011
New York State Dormitory Authority Revenue (New York University)	6.000%	7/1/19 (14)	1,700	1,783
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/26	4,035	4,772
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/34	15,000	17,204
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/35	17,500	20,017
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/36	9,000	10,273
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	12,145	12,452
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/19	3,075	3,161
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/19 (Prere.)	20,000	20,556
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/19 (Prere.)	2,875	2,955
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/19	15,000	15,748
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20 (Prere.)	30	32
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20	37,000	39,004
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20 (Prere.)	20	21
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/18/20 (Prere.)	990	1,042
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21	12,030	12,684
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21	36,430	39,356
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22 (Prere.)	920	1,010
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22 (Prere.)	3,835	4,210
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22 (Prere.)	1,340	1,471
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22	33,415	36,846
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22	56,335	62,119
New York State Dormitory Authority Revenue (Personal Income Tax)	5.500%	3/15/22 (2)	7,000	7,860
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23	25,000	28,054
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/23	8,500	9,555
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24	4,695	5,163
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24	35,905	40,877
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/25	20,000	23,124
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26	19,540	21,457
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26	41,265	48,299
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26	10,015	11,402
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26	30,480	35,126
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26	17,630	19,010
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26	2,585	2,787
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/26	10,300	11,521
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27	21,000	24,863
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27	20,000	22,995
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27	10,035	11,361
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/27	15,110	17,398
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/27	30,650	33,032
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28	31,410	37,080
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	11,580	13,294
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	25,000	26,928
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29	39,000	45,806
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29	10,000	11,298
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	25,000	26,921
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	18,905	20,716
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	10	11
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	10,000	11,287
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	20,740	23,445
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	32,000	34,431
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31	17,240	18,913

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/32	7,500	8,196
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/33	57,500	60,546
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/33	1,070	1,168
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33	10,135	11,083
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34	34,000	35,537
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	36,795	41,359
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/35	32,000	33,348
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	17,050	19,401
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/36	5,440	6,177
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (12)	2,500	2,609
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	3,475	3,626
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	10,000	10,435
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20 (Prere.)	6,610	7,093
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20	10,000	10,703
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21 (4)	1,250	1,367
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21	750	819
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21 (Prere.)	15,575	17,077
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21 (Prere.)	18,485	20,267
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21 (Prere.)	4,435	4,863
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	500	559
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22 (4)	390	416
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	780	848
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23	1,250	1,392
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23 (4)	1,035	1,150
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23	950	1,040
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24	1,000	1,114
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24 (4)	1,500	1,664
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24	6,290	6,946
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25	1,000	1,114
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25 (4)	1,000	1,106
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25	7,595	8,360
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26	750	834
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26	65	70
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26 (4)	1,500	1,704
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/27	500	555
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/27 (4)	400	442
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/28	425	470
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/28 (4)	200	221
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/29	500	552
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/20	6,815	7,070
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/21	17,750	18,399
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/22	3,050	3,161
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/28	1,775	2,089
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/29	1,530	1,792
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/22	9,200	10,212
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/28	10,865	11,976
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/29	3,000	3,304
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/30	1,000	1,101
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/26	1,010	1,173
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/27	2,500	2,906
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/35	3,000	3,343
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/36	2,000	2,224
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/19	4,800	4,933
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/21	16,000	17,332
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	43,155	47,731
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	19,505	21,573
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	2,690	3,032
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	14,895	17,047
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	12,810	14,890
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	35,000	40,682
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	51,000	59,278
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	6,000	6,901
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	17,625	20,160
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	27,610	31,471
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	14,260	16,370
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,000	36,361
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	37,165	42,572
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	18,835	21,559
New York State Energy Research & Development Authority Pollution Control Revenue
(Consolidated Edison Co. of New York Inc. Project)	2.800%	5/1/32 (10)	3,050	2,929

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Energy Research & Development Authority Pollution Control Revenue
(Consolidated Edison Co. of New York Inc. Project)	2.800%	5/1/32 (10)	21,375	20,524
New York State Energy Research & Development Authority Pollution Control Revenue
(Consolidated Edison Co. of New York Inc. Project)	2.800%	5/1/32 (10)	12,025	11,547
New York State Energy Research & Development Authority Pollution Control Revenue
(Niagara Mohawk Corp.)	4.590%	7/1/29 (10)	1,270	1,270
New York State Energy Research & Development Authority Pollution Control Revenue
(Niagara Mohawk Corp.)	4.743%	12/1/25 (2)	7,770	7,770
New York State Energy Research & Development Authority Pollution Control Revenue
(Niagara Mohawk Corp.)	4.700%	3/1/27 (2)	2,210	2,210
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/18 (Prere.)	7,170	7,325
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/18 (Prere.)	15,795	16,136
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/24	70	72
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/25	155	158
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/21	4,370	4,769
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/23	2,250	2,557
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/27	5,060	5,724
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/27	10,000	10,887
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/28	11,460	12,462
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/29	17,830	19,383
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/30	26,230	28,490
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/31	3,670	3,983
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/32	5,000	5,875
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/33	15,655	18,313
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/34	8,000	9,296
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/35	9,500	11,014
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/36	9,500	10,989
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/37	4,745	5,485
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	5
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	5
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	5
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	5
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	10	11
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	5
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	5
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/23	3,785	4,117
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/24	3,470	3,774
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/25	6,030	6,558
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/27	3,345	3,634
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/28	6,150	6,674
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/29	5,315	5,766
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/30	1,835	1,989
New York State GO	5.000%	2/1/30	3,000	3,155
New York State GO	5.000%	2/15/30	20,000	21,510
New York State Housing Finance Agency Revenue (Personal Income Tax) VRDO	1.730%	5/7/18	36,900	36,900
New York State Thruway Authority Revenue	5.000%	1/1/26	1,725	2,011
New York State Thruway Authority Revenue	5.000%	1/1/29	21,195	23,116
New York State Thruway Authority Revenue	5.000%	1/1/31	7,000	7,609
New York State Thruway Authority Revenue	5.000%	1/1/34	4,000	4,474
New York State Thruway Authority Revenue	5.000%	1/1/35	3,000	3,347
New York State Thruway Authority Revenue	5.000%	1/1/36	4,000	4,460
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/19 (Prere.)	3,000	3,089
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20	9,890	10,333
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/27	21,600	23,336
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/28	13,505	14,586
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/30	27,175	29,311
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	9/15/18 (Prere.)	19,395	19,634

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/19 (Prere.)	7,000	7,198
New York State Urban Development Corp. Revenue	5.000% 12/15/18 (Prere.)		2,615	2,668
New York State Urban Development Corp. Revenue	5.000% 12/15/18 (Prere.)		2,000	2,041
New York State Urban Development Corp. Revenue	5.250%	1/1/22	7,500	7,544
New York State Urban Development Corp. Revenue	5.000%	1/1/26	7,910	7,950
New York State Urban Development Corp. Revenue	5.000%	3/15/35	28,890	33,069
New York State Urban Development Corp. Revenue	5.000%	3/15/36	44,080	50,346
New York State Urban Development Corp. Revenue	5.000%	3/15/37	46,400	52,957
New York State Urban Development Corp. Revenue (Personal Income Tax)	4.375%	3/15/19 (Prere.)	7,895	8,069
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/19	4,185	4,301
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/19 (Prere.)	6,085	6,252
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/19	40,760	42,791
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20	10,000	10,565
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/20	36,240	38,064
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/21 (14)	10,000	10,962
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/21	18,310	19,223
New York State Urban Development Corp. Revenue (Personal Income Tax)	4.375%	3/15/22	1,125	1,149
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22	18,695	20,648
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	21,000	23,581
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/23	11,150	12,534
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24	35,500	40,482
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25	52,210	59,722
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	40,000	45,638
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	19,894
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	21,467
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28	865	888
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/30	14,910	16,043
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	28,030	31,142
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	10,000	10,751
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	16,000	17,776
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	30,000	34,302
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	28,000	31,027
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	30,890	34,230
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/34	30,000	34,024
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/35	7,620	8,621
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/20	8,165	8,583
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/21	11,345	11,926
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/22	5,120	5,380
Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/18	280	280
Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/19	350	360
Port Authority of New York & New Jersey Revenue	5.000%	9/1/27	1,250	1,429
Port Authority of New York & New Jersey Revenue	5.250%	7/15/30	18,635	20,133
Port Authority of New York & New Jersey Revenue	5.000%	10/15/31	27,175	31,329
Port Authority of New York & New Jersey Revenue	5.000%	11/15/32	3,500	4,099
Port Authority of New York & New Jersey Revenue	5.000%	9/1/33	1,000	1,126
Port Authority of New York & New Jersey Revenue	5.000%	11/15/34	4,765	5,524
Port Authority of New York & New Jersey Revenue	5.000%	10/15/35	7,000	7,954
Port Authority of New York & New Jersey Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.500%	12/1/28	25,000	26,268
Suffolk County NY GO	5.000%	5/15/21 (4)	9,280	10,033
Syracuse NY Industrial Development Agency Civic Facility Revenue (Syracuse University Project)	2.626%	12/1/29 (2)	4,375	4,266
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/25	12,000	13,668
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/25	4,500	4,926
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/26	6,050	6,950
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/27	5,500	6,359
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/28	7,000	7,892
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/29	7,500	8,406
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/31	10,000	11,100
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/32	8,445	9,340
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/33	5,000	5,505
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/35	5,000	5,473
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/18 (Prere.)	4,575	4,656
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/18 (Prere.)	15,405	15,678
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/22 (Prere.)	15,000	16,565
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/22 (Prere.)	15,000	16,565
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/23	11,000	12,560
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/30	2,840	2,887
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/30	8,185	9,607
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/31	10,000	11,685
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/32	4,250	4,944

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/33	5,210	6,052
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/33	3,000	3,485
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/33	14,900	17,083
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	8,350	9,554
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35	2,500	2,872
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35	11,000	12,636
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35	2,045	2,325
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35	3,460	3,934
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35	6,065	6,898
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36	13,245	15,181
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/37	2,500	2,863
United Nations Development Corp. New York Revenue	5.000%	7/1/21	7,200	7,459
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/29	33,000	37,466
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/31	5,140	5,804
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/32	20,825	23,979
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/33	24,860	28,768
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/34	38,500	43,962
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/34	15,000	17,287
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/35	50,905	58,015
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/36	30,000	34,168
Westchester County NY GO	5.000%	7/1/21 (ETM)	240	261
Westchester County NY GO	5.000%	7/1/21 (ETM)	335	365
Westchester County NY GO	5.000%	7/1/21	11,740	12,829
Westchester County NY GO	4.000%	7/1/29	5,920	6,617
Westchester County NY Health Care Corp. Revenue	6.000%	11/1/20 (Prere.)	870	954
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/30	1,935	2,062
Westchester County NY Health Care Corp. Revenue	6.000%	11/1/30	130	141
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	2,600	2,857
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/32	2,375	2,597
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/33	2,965	3,225
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/25	1,505	1,728
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/27	4,405	5,116
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/28	3,000	3,423
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/29	4,490	5,066
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/30	4,645	5,191
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/31	2,740	3,046
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/32	2,160	2,391
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/34	2,525	2,770
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/35	3,685	4,028
				8,827,543
North Carolina (1.1%)
Buncombe County NC Limited Obligation Revenue	5.000%	6/1/19	2,515	2,602
Buncombe County NC Limited Obligation Revenue	5.000%	6/1/20	5,280	5,612
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/19	500	515
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/20	1,810	1,916
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/21	1,310	1,418
Cape Fear NC Public Utility Authority Water & Sewer System Revenue	5.000%	8/1/20	3,350	3,578
Cary NC Combined Utility Systems Revenue	5.000%	12/1/30	1,010	1,205
Cary NC Combined Utility Systems Revenue	4.000%	12/1/31	1,200	1,294
Cary NC Combined Utility Systems Revenue	4.000%	12/1/32	1,430	1,536
Cary NC Combined Utility Systems Revenue	4.000%	12/1/33	3,090	3,306
Cary NC Combined Utility Systems Revenue	4.000%	12/1/34	3,000	3,189
Cary NC Combined Utility Systems Revenue	4.000%	12/1/35	2,500	2,651
Charlotte NC Airport Revenue	5.000%	7/1/27	3,350	3,999
Charlotte NC Airport Revenue	5.000%	7/1/28	2,200	2,614
Charlotte NC Airport Revenue	5.000%	7/1/29	2,210	2,616
Charlotte NC Airport Revenue	5.000%	7/1/30	3,100	3,656
Charlotte NC Airport Revenue	5.000%	7/1/31	1,690	1,984
Charlotte NC Airport Revenue	4.000%	7/1/32	1,000	1,064
Charlotte NC Airport Revenue	4.000%	7/1/33	2,465	2,610
Charlotte NC Airport Revenue	5.000%	7/1/33	1,660	1,931
Charlotte NC Airport Revenue	5.000%	7/1/36	1,840	2,120
Charlotte NC GO	5.000%	7/1/22	3,280	3,657
Charlotte NC GO	5.000%	7/1/23	3,355	3,738
Durham Capital Financing Corp. North Carolina Limited Obligation Revenue	5.000%	6/1/33	3,210	3,570
Durham County NC GO	5.000%	10/1/22	5,020	5,624
Durham County NC GO	5.000%	10/1/23	5,105	5,822
Durham County NC GO	5.000%	10/1/28	1,945	2,309
Guilford County NC GO	5.000%	2/1/21	5,000	5,404
Guilford County NC GO	5.000%	3/1/22	3,220	3,566
Mecklenburg County NC COP	4.750%	2/1/19 (Prere.)	2,500	2,555

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	1,000	1,024
Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	1,200	1,229
Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	3,390	3,471
Mecklenburg County NC GO	5.000%	3/1/19 (Prere.)	3,715	3,812
Mecklenburg County NC GO	5.000%	2/1/21	1,120	1,211
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/19 (Prere.)	9,900	10,326
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/28	4,000	4,662
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/35	1,500	1,693
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/36	1,250	1,408
North Carolina Capital Facilities Financial Solid Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	4,260	4,437
North Carolina Capital Improvement Revenue	5.000%	5/1/19	15,500	15,996
North Carolina Capital Improvement Revenue	5.000%	5/1/20 (Prere.)	30,510	32,275
North Carolina Capital Improvement Revenue	5.000%	5/1/20 (Prere.)	28,585	30,238
North Carolina Capital Improvement Revenue	5.000%	5/1/20	15,385	16,306
North Carolina Capital Improvement Revenue	5.000%	5/1/21	13,495	14,663
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.500%	1/1/19 (Prere.)	3,000	3,073
North Carolina GAN	5.000%	3/1/21	2,075	2,239
North Carolina GAN	5.000%	3/1/24	13,000	14,783
North Carolina GAN	5.000%	3/1/25	19,100	22,016
North Carolina GAN	5.000%	3/1/27	5,955	6,844
North Carolina GAN	5.000%	3/1/29	15,000	17,138
North Carolina GO	5.000%	6/1/19	14,515	15,017
North Carolina GO	5.000%	6/1/19	5,000	5,173
North Carolina GO	5.000%	6/1/21	5,515	6,010
North Carolina GO	4.000%	6/1/22	21,000	22,561
North Carolina GO	4.000%	5/1/23	39,470	42,815
North Carolina Medical Care Commission Health Care Facilities Revenue (Cape Fear Valley Health
System)	5.000%	10/1/21	8,610	9,348
North Carolina Medical Care Commission Health Care Facilities Revenue (Cape Fear Valley Health
System)	5.000%	10/1/22	9,155	10,114
North Carolina Medical Care Commission Health Care Facilities Revenue (Novant Health Obligated
Group)	5.000%	11/1/30	2,435	2,621
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/28	1,275	1,454
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/29	2,010	2,282
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/27	4,000	4,393
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/31	12,550	13,754
North Carolina Medical Care Commission Health System Revenue (Mission Health System Inc.)	5.000%	10/1/28	1,050	1,080
North Carolina Medical Care Commission Health System Revenue (Mission Health System Inc.)	5.000%	10/1/29	1,000	1,028
North Carolina Medical Care Commission Health System Revenue (Mission Health System Inc.)	5.000%	10/1/31	1,000	1,027
North Carolina Medical Care Commission Health System Revenue (Mission Health System Inc.)	5.000%	10/1/32	1,800	1,846
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/20	1,375	1,457
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/21	5,000	5,291
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/22	5,020	5,311
North Carolina Medical Care Commission Hospital Revenue (Southeastern Regional Medical Center)	5.000%	6/1/23	1,825	2,008
North Carolina Medical Care Commission Hospital Revenue (Southeastern Regional Medical Center)	5.000%	6/1/25	1,035	1,136
North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist
Retirement Homes Inc.)	5.000%	10/1/27	175	196
North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist
Retirement Homes Inc.)	5.000%	10/1/29	635	707
North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist
Retirement Homes Inc.)	5.000%	10/1/31	650	720
North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist
Retirement Homes Inc.)	5.000%	10/1/32	500	557
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/19 (Prere.)	3,205	3,274
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/30	1,295	1,320
North Carolina Revenue	5.000%	11/1/19	5,000	5,235
North Carolina Revenue	5.000%	5/1/29	50,025	59,249
North Carolina State University at Raleigh General Revenue	5.000%	10/1/25	2,655	3,016
North Carolina Turnpike Authority Revenue	5.000%	1/1/25	1,785	2,022
North Carolina Turnpike Authority Revenue	5.000%	1/1/26 (4)	1,790	2,055
North Carolina Turnpike Authority Revenue	5.000%	1/1/28 (4)	2,250	2,589
North Carolina Turnpike Authority Revenue	5.000%	1/1/29 (4)	2,600	2,994
Raleigh NC GO	5.000%	2/1/20	1,380	1,455
University of North Carolina at Charlotte Revenue	4.000%	10/1/33	1,000	1,058
University of North Carolina at Charlotte Revenue	4.000%	10/1/34	1,250	1,314
University of North Carolina at Charlotte Revenue	4.000%	10/1/35	1,100	1,153
University of North Carolina at Greensboro Revenue	4.000%	4/1/34	3,000	3,189
University of North Carolina at Greensboro Revenue	4.000%	4/1/36	1,385	1,458
University of North Carolina University System Revenue	5.250%	10/1/19 (Prere.)	1,720	1,800
University of North Carolina University System Revenue	5.250%	10/1/19 (Prere.)	1,590	1,664
Wake County NC GO	5.000%	2/1/20	7,500	7,901

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wake County NC GO	5.000%	3/1/20	9,340	9,862
Wake County NC GO	5.000%	3/1/21	5,125	5,550
Wake County NC GO	5.000%	3/1/22	18,150	20,098
Wake County NC GO	5.000%	3/1/23	18,730	21,139
Wake County NC Limited Obligation Revenue	5.000%	6/1/19 (Prere.)	3,000	3,102
Wake County NC Limited Obligation Revenue	5.000%	12/1/20	6,380	6,866
Wake County NC Public Improvement GO	5.000%	9/1/21	2,400	2,630
				626,404
North Dakota (0.0%)
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,300	1,410
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,000	1,084
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,500	1,626
Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/25	3,000	3,395
Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/26	5,045	5,738
Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/29	2,000	2,246
Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/30	1,800	2,005
Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/31	1,800	1,989
				19,493
Ohio (3.0%)
Akron OH Bath & Copley Joint Township Hospital District Revenue (Children’s Hospital Medical
Center of Akron)	5.000%	11/15/32	7,500	8,143
Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System
Obligated Group)	5.250%	11/15/27	1,340	1,529
Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System
Obligated Group)	5.250%	11/15/28	1,210	1,373
Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System
Obligated Group)	5.250%		1,315	1,484
Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System		11/15/29
Obligated Group)	5.250%		1,000	1,120
Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System		11/15/31
Obligated Group)	5.250%	11/15/34	3,540	3,906
Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/27	5,830	6,411
Akron OH Income Tax Revenue (Community Learning Centers)	4.000%	12/1/31	2,125	2,257
Akron OH Income Tax Revenue (Community Learning Centers)	4.000%	12/1/32	1,650	1,743
Akron OH Income Tax Revenue (Community Learning Centers)	4.000%	12/1/33	1,150	1,210
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/20 (Prere.)	30,000	32,173
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/26	12,000	13,798
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/27	10,190	11,825
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/28	6,010	6,964
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/29	11,030	12,711
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/36	5,750	5,768
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37	10,000	10,015
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/38	3,600	3,603
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	11,430	11,963
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/25	10,000	10,462
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/22 (Prere.)	2,375	2,604
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.250%	2/15/22 (Prere.)	6,120	6,766
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/31	9,145	9,907
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/32	13,480	14,588
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.250%	2/15/19	13,050	13,401
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/20	10,530	11,055
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/26	8,480	9,751
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/27	7,465	8,654
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/28	3,060	3,578
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/29	3,805	4,443
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	4.000%	2/15/30	1,825	1,895
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	4.000%	2/15/31	1,565	1,618
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	4.000%	2/15/32	1,850	1,902
4 American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/19 (Prere.)	5,000	5,126
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/34	4,520	5,154
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/35	3,000	3,413
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/37	4,220	4,778
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38	2,335	2,640
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) PUT	5.000%	8/15/19	7,000	7,159
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group	5.000%	12/1/30	1,025	1,163
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/25	2,020	2,299
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/26	2,285	2,612
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/27	1,780	2,052
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/28	1,755	2,006
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/31	1,105	1,248
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	4.000%	12/1/32	2,000	2,033

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/26	2,985	3,443
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/27	2,025	2,353
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/37	5,715	6,280
Cincinnati OH City School District GO	5.250%	6/1/20 (Prere.)	3,810	4,055
Cincinnati OH City School District GO	5.250%	6/1/20 (Prere.)	3,180	3,384
Cincinnati OH City School District GO	5.250%	12/1/20 (14)	7,000	7,567
Cincinnati OH City School District GO	5.250%	12/1/21 (14)	5,710	6,317
Cincinnati OH City School District GO	5.250%	12/1/22 (14)	10,030	11,314
Cincinnati OH GO	5.000%	12/1/26	1,225	1,442
Cincinnati OH GO	5.000%	12/1/27	770	916
Cincinnati OH GO	4.000%	12/1/28	1,020	1,114
Cincinnati OH GO	4.000%	12/1/31	750	806
Cincinnati OH GO	4.000%	12/1/32	800	854
Cincinnati OH GO	4.000%	12/1/33	2,150	2,284
Cincinnati OH Water System Revenue	4.000%	12/1/28	2,000	2,193
Cincinnati OH Water System Revenue	4.000%	12/1/29	1,300	1,414
Cleveland Heights & University Heights OH City School District GO	4.000%	12/1/33	1,395	1,465
Cleveland Heights & University Heights OH City School District GO	4.000%	12/1/35	1,770	1,837
Cleveland Heights & University Heights OH City School District GO	4.000%	12/1/36	3,605	3,727
Cleveland Heights & University Heights OH City School District GO	4.000%	12/1/37	2,325	2,398
Cleveland OH Airport System Revenue	5.000%	1/1/23 (4)	1,510	1,674
Cleveland OH Airport System Revenue	5.000%	1/1/24 (4)	1,075	1,206
Cleveland OH GO	5.000%	12/1/19	1,780	1,867
Cleveland OH Income Tax Revenue	5.000%	10/1/23 (Prere.)	5,035	5,712
Cleveland OH Income Tax Revenue	5.000%	10/1/23 (Prere.)	4,800	5,446
Cleveland OH Income Tax Revenue	5.000%	10/1/23 (Prere.)	10,035	11,385
Cleveland OH Municipal School District GO	5.000%	12/1/26	1,660	1,842
Cleveland OH Municipal School District GO	5.000%	12/1/27	1,000	1,108
Cleveland OH Water Revenue	5.000%	1/1/22 (Prere.)	2,400	2,643
Cleveland OH Water Revenue	5.000%	1/1/22 (Prere.)	2,500	2,753
Cleveland OH Water Revenue	5.000%	1/1/22 (Prere.)	2,250	2,478
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/29	5,000	5,411
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/30	5,225	5,647
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/31	8,640	9,326
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/32	9,060	9,773
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/31	3,175	3,466
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/32	3,340	3,636
Columbus OH City School District GO	0.000%	12/1/27 (4)	14,060	10,412
Columbus OH City School District GO	0.000%	12/1/29 (4)	11,170	7,637
Columbus OH City School District School Facilities Construction & Improvement GO	4.000%	12/1/19	2,000	2,043
Columbus OH GO	5.000%	2/15/21	7,190	7,778
Columbus OH GO	5.000%	2/15/22	3,000	3,318
Columbus OH GO	4.000%	4/1/23	16,605	17,941
Columbus OH GO	5.000%	7/1/24	5,655	6,503
Columbus OH GO	5.000%	8/15/24	10,305	11,872
Columbus OH GO	4.000%	8/15/27	7,500	8,177
Columbus OH Metropolitan Library Special Obligation Revenue	5.000%	12/1/20 (Prere.)	1,325	1,425
Columbus OH Sewer Revenue	5.000%	6/1/29	12,000	14,001
Columbus OH Sewer Revenue	5.000%	6/1/30	10,280	11,954
Columbus OH Sewer Revenue	5.000%	6/1/32	3,400	3,916
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/20	7,000	7,502
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/21	7,300	7,842
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/26	1,500	1,676
Cuyahoga County OH GO	5.000%	12/1/19	2,120	2,223
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/26	3,000	3,296
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/27	2,845	3,140
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/30	7,145	7,830
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/32	5,385	5,843
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/37	16,500	17,473
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/26	1,500	1,735
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/28	2,000	2,303
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/29	3,715	4,266
Cuyahoga OH Community College District GO	4.000%	12/1/31	2,000	2,125
Cuyahoga OH Community College District GO	4.000%	12/1/33	1,300	1,370
Cuyahoga OH Community College District Revenue	5.000%	2/1/20 (Prere.)	2,500	2,632
Cuyahoga OH Community College District Revenue	5.000%	2/1/20 (Prere.)	3,470	3,654
Cuyahoga OH Community College District Revenue	5.000%	2/1/20 (Prere.)	6,610	6,960
Dayton OH City School District GO	5.000%	11/1/21	9,210	10,044
Dayton OH City School District GO	5.000%	11/1/22	5,500	6,084
Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.125%	6/15/33	11,000	11,672
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/20	6,000	6,433

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/28	7,000	7,928
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/29	5,000	5,650
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/30	8,640	9,753
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/31	10,000	11,269
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/32	10,000	11,256
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/33	10,000	11,230
Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	5.000%	11/1/29	1,135	1,339
Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	5.000%	11/1/30	2,615	3,073
Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	5.000%	11/1/32	1,630	1,895
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/25	1,125	1,234
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/26	700	772
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	4.000%	1/1/27	1,225	1,268
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/31	1,500	1,622
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/32	1,635	1,770
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/33	8,115	9,086
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/34	11,540	12,853
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/35	13,965	15,531
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/36	12,955	14,375
Hamilton County OH Sales Tax Revenue	5.000%	12/1/23	3,250	3,687
Hamilton County OH Sales Tax Revenue	5.000%	12/1/24	3,300	3,789
Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	1,500	1,581
Huber Heights OH City School District GO	4.750%	12/1/19 (Prere.)	890	928
Huber Heights OH City School District GO	4.875%	12/1/19 (Prere.)	150	157
Huber Heights OH City School District GO	5.000%	12/1/19 (Prere.)	1,000	1,047
Huber Heights OH City School District GO	5.000%	12/1/19 (Prere.)	1,000	1,047
Kent State University Ohio Revenue	5.000%	5/1/29	1,000	1,090
Kent State University Ohio Revenue	5.000%	5/1/30	1,750	1,904
Kent State University Ohio Revenue	5.000%	5/1/31	4,000	4,343
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/25	2,675	3,034
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/26	1,170	1,321
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/28	2,255	2,521
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/29	1,745	1,939
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/21 (Prere.)	4,245	4,650
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.750%	11/15/21 (Prere.)	6,000	6,725
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/26	7,675	8,315
Miami University of Ohio General Receipts Revenue	5.000%	9/1/31	2,000	2,164
Miami Valley OH Career Technology Center GO	5.000%	12/1/31	1,700	2,010
Miami Valley OH Career Technology Center GO	5.000%	12/1/32	750	882
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	4/1/19 (Prere.)	1,975	2,032
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/19	5,000	5,217
Ohio Building Authority Revenue (Adult Correctional Building)	5.125%	4/1/21 (Prere.)	1,475	1,598
Ohio Capital Facilities Lease-Appropriation Revenue (Administrative Building Fund Projects)	4.000%	10/1/22	2,250	2,410
Ohio Capital Facilities Lease-Appropriation Revenue (Administrative Building Fund Projects)	5.000%	4/1/37	3,000	3,406
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	4.000%	10/1/22	1,000	1,071
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	4.000%	10/1/22	1,805	1,933
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/23	1,000	1,132
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/23	3,425	3,876
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/26	1,420	1,670
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/26	2,555	3,005
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/27	2,210	2,636
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/28	1,000	1,183
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/29	1,190	1,402
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/32	1,620	1,881
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/35	1,450	1,661
Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund
Projects)	4.000%	2/1/22	5,670	6,029
Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund
Projects)	5.000%	2/1/23	2,075	2,322
Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund
Projects)	5.000%	2/1/23	5,375	6,014
Ohio Common Schools GO	5.000%	9/15/19	9,655	10,074
Ohio Common Schools GO	5.000%	6/15/20	7,730	8,214
Ohio GO	5.000%	9/15/19	9,025	9,416
Ohio GO	5.000%	4/1/21	4,440	4,799
Ohio GO	5.000%	9/15/22	9,865	10,996
Ohio GO	5.000%	9/15/22	4,000	4,459
Ohio GO	5.000%	11/1/22	11,100	12,404
Ohio GO	5.000%	2/1/24	4,685	5,338
Ohio GO	5.000%	9/15/24	12,500	14,377
Ohio GO	5.000%	2/1/25	9,655	11,171
Ohio GO	5.000%	5/1/25	19,550	22,724

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio GO	5.000%	11/1/25	7,805	9,143
Ohio GO	5.000%	2/1/26	12,660	14,857
Ohio GO	5.000%	5/1/26	20,915	24,634
Ohio GO	5.000%	8/1/26	25,275	29,854
Ohio GO	5.000%	9/1/26	10,000	11,820
Ohio GO	5.000%	11/1/26	7,080	8,392
Ohio GO	4.000%	2/1/27	8,220	8,727
Ohio GO	5.000%	2/1/27	11,595	13,589
Ohio GO	5.000%	5/1/27	13,525	16,150
Ohio GO	5.000%	11/1/27	6,545	7,865
Ohio GO	5.000%	5/1/28	8,450	10,200
Ohio GO	5.000%	8/1/28	19,000	22,983
Ohio GO	5.000%	9/15/28	2,835	3,435
Ohio GO	5.000%	3/15/36	5,000	5,580
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated
Group)	5.000%	1/1/29	4,500	4,913
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	10/1/19 (ETM)	7,305	7,614
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	10/1/19	16,710	17,434
Ohio Highway Capital Improvements GO	5.000%	5/1/22 (Prere.)	10,220	11,318
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/19 (Prere.)	9,330	9,527
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.125%	1/1/19 (Prere.)	11,670	11,925
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/29	3,035	3,617
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/30	2,200	2,605
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/31	1,500	1,764
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/33	3,100	3,594
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/34	7,825	8,195
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/36	3,000	3,127
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	2.000%	5/1/18	10,500	10,500
Ohio Housing Finance Agency Residential Mortgage Revenue	6.125%	9/1/28	900	903
Ohio Infrastructure Improvement GO	5.000%	9/1/31	9,370	10,530
Ohio Infrastructure Improvement GO	5.000%	9/1/32	9,850	11,053
Ohio Infrastructure Improvement GO	5.000%	9/1/33	10,355	11,602
Ohio Infrastructure Improvement GO	5.000%	9/1/34	10,885	12,177
Ohio Infrastructure Improvement GO	5.000%	9/1/35	11,445	12,784
Ohio Major New State Infrastructure Project Revenue	5.500%	6/15/18 (Prere.)	4,000	4,018
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/22	5,235	5,849
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/23	4,025	4,572
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/23	3,250	3,590
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/25	9,000	10,518
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/26	22,225	26,244
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/27	9,150	10,939
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/28	23,250	27,088
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/29	15,800	18,333
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	2/1/27	3,150	3,592
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	2/1/28	3,310	3,766
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	2/1/29	3,475	3,946
Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/25	1,000	1,155
Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/31	2,450	2,877
Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/32	2,200	2,569
Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/33	1,610	1,872
Ohio State University General Receipts Revenue	5.000%	12/1/18 (Prere.)	250	255
Ohio State University General Receipts Revenue	5.000%	12/1/19 (Prere.)	215	225
Ohio State University General Receipts Revenue	5.000%	12/1/20	3,535	3,708
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/20 (Prere.)	7,195	7,585
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/20 (Prere.)	1,750	1,845
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/20 (14)	9,000	9,553
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	2,000	2,201
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/29	3,000	3,343
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/32	16,510	17,342
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/33	13,980	14,625
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35	10,000	11,411
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/36	17,060	19,422
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/37	7,385	8,401
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.250%	12/1/19	5,775	6,020
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.250%	12/1/20	5,570	5,961
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/21	5,310	5,848
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/24	3,325	3,817
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.250%	6/1/18	5,635	5,651
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,000	5,243
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/21	9,160	9,980
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/26	10,525	12,510

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/27	20,000	23,931
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/27	16,000	19,116
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/28	23,000	27,377
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/28	24,590	29,248
Penta Career Center Ohio COP	5.250%	4/1/23	2,480	2,730
University of Akron Ohio General Receipts Revenue	5.000%	1/1/23 (4)	8,010	8,404
University of Akron Ohio General Receipts Revenue	5.000%	1/1/24 (4)	3,335	3,498
University of Akron Ohio General Receipts Revenue	5.000%	1/1/25 (4)	2,500	2,621
University of Akron Ohio General Receipts Revenue	5.000%	1/1/26 (4)	2,000	2,096
University of Akron Ohio General Receipts Revenue	5.000%	1/1/27 (4)	2,000	2,096
University of Akron Ohio General Receipts Revenue	5.000%	1/1/28 (4)	2,500	2,619
University of Akron Ohio General Receipts Revenue	5.000%	1/1/31	2,175	2,402
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/22	2,455	2,716
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/29	6,385	7,008
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/30	1,000	1,096
				1,748,650
Oklahoma (0.3%)
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/26	760	834
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/27	1,500	1,657
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/28	1,750	1,928
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	5.000%	7/1/29	1,000	1,180
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/35	1,000	1,051
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/36	865	906
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/20	4,060	4,307
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/28	7,550	8,872
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/18	755	762
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/19	795	824
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/20	835	885
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/21	880	951
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/22	925	1,015
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/23	970	1,074
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/24	1,020	1,140
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/24	5,000	5,588
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/25	1,075	1,214
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/25	3,525	3,981
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/26	1,130	1,291
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/26	5,325	6,084
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/27	1,185	1,353
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/27	2,100	2,388
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28	2,000	2,264
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/29	1,310	1,480
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/30	1,380	1,553
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/31	1,450	1,624
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/23	2,515	2,831
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/24	1,500	1,709
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/25	3,000	3,420
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26	2,500	2,834
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/27	3,020	3,414
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/28	2,000	2,260
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/29	2,500	2,808
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/30	2,500	2,797
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/23	1,525	1,725
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/29	3,600	4,214
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/31	4,255	4,761
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/32	1,850	2,141
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/32	5,000	5,589
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/33	2,500	2,883
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/34	4,385	5,029
Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated
Group)	5.000%	8/15/18 (Prere.)	12,100	12,213
Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated
Group)	5.000%	8/15/25	2,000	2,322
Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated
Group)	5.000%	8/15/26	1,000	1,143
Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated
Group)	5.000%	8/15/27	1,750	1,992
Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated
Group)	5.000%	8/15/28	1,750	1,982
Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated
Group)	5.000%	8/15/29	1,750	1,979
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/26	1,270	1,422

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/27	2,075	2,337
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/29	1,300	1,464
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/33	4,500	4,980
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/38	9,000	9,792
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/29	350	403
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/32	3,770	4,234
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/33	1,500	1,697
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/33	6,055	6,793
Oklahoma Turnpike Authority Revenue	5.000%	1/1/21 (Prere.)	1,160	1,249
Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/24	3,500	3,992
Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/25	6,175	7,127
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/25	1,000	1,113
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/26	350	391
University of Oklahoma Revenue	5.000%	7/1/29	1,895	2,045
University of Oklahoma Revenue	5.000%	7/1/30	2,230	2,405
University of Oklahoma Revenue	5.000%	7/1/31	2,000	2,156
University of Oklahoma Revenue	5.000%	7/1/32	680	732
				180,584
Oregon (0.9%)
Clackamas County OR School District No. 12 North Clackamas GO	5.000%	6/15/33	11,875	13,819
Clackamas County OR School District No. 12 North Clackamas GO	5.000%	6/15/37	16,370	18,838
Clackamas County OR School District No. 12 Sandy GO	5.000%	6/15/28	3,500	4,156
Clackamas County OR School District No. 12 Sandy GO	5.000%	6/15/29	3,000	3,549
Clackamas County OR School District No. 12 Sandy GO	5.000%	6/15/30	2,245	2,646
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/29	1,425	1,686
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/32	2,015	2,354
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/34	2,455	2,840
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/35	2,000	2,308
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/36	2,500	2,879
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	5.000%	5/1/30	550	604
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	5.000%	5/1/36	2,500	2,697
Multnomah County OR School District GO	5.000%	6/15/20	21,515	22,884
Multnomah County OR School District GO	5.000%	6/15/21	36,255	39,482
Oregon Department of Administrative Services COP	5.000%	5/1/19 (Prere.)	3,130	3,227
Oregon Department of Administrative Services COP	5.000%	5/1/19 (Prere.)	1,750	1,804
Oregon Department of Administrative Services COP	5.000%	5/1/19 (Prere.)	2,220	2,289
Oregon Department of Administrative Services COP	5.000%	5/1/19 (Prere.)	3,520	3,629
Oregon Department of Administrative Services COP	5.000%	11/1/19 (Prere.)	4,310	4,502
Oregon Department of Administrative Services COP	5.000%	11/1/19	2,000	2,090
Oregon Department of Administrative Services COP	5.000%	11/1/20	5,350	5,595
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/21 (Prere.)	5,340	5,813
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23	2,110	2,378
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23	3,500	3,945
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23	1,430	1,612
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23	6,355	7,164
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/24	7,000	8,019
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25	5,440	6,313
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25	2,130	2,432
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25	8,015	9,153
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/29	8,000	9,175
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/30	4,705	5,553
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/30	2,000	2,361
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/31	3,480	4,089
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/31	11,010	12,173
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/31	860	933
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/32	5,560	6,134
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/33	4,000	4,659
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/33	5,545	6,104
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/34	2,585	2,993
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/36	1,670	1,925
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/24	3,020	3,492
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/27	2,000	2,299
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/28	5,500	6,303
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/29	9,500	10,856
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/30	2,500	2,849
Oregon Facilities Authority Revenue (Legacy Health Project)	5.250%	5/1/20	7,610	8,098
Oregon Facilities Authority Revenue (Legacy Health Project)	5.250%	5/1/21	7,685	8,380
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/32	4,000	4,530
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/33	4,000	4,515
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/22	1,000	1,117
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/23	1,250	1,420

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/26	1,810	2,050
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/27	2,025	2,288
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/28	2,500	2,817
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/29	1,420	1,595
Oregon Facilities Authority Revenue (Samaritan Health Services Project)	5.000%	10/1/26	1,080	1,218
Oregon Facilities Authority Revenue (Samaritan Health Services Project)	5.000%	10/1/27	2,725	3,097
Oregon Facilities Authority Revenue (Samaritan Health Services Project)	5.000%	10/1/28	3,965	4,491
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/27	595	670
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/29	750	839
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/30	700	782
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/31	700	783
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/32	1,000	1,114
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/33	1,100	1,223
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/34	1,280	1,417
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/35	1,200	1,327
Oregon GO	5.000%	5/1/18	1,500	1,500
Oregon GO	5.000%	5/1/21 (Prere.)	1,570	1,705
Oregon GO	5.000%	5/1/21 (Prere.)	2,415	2,623
Oregon GO	5.000%	5/1/21 (Prere.)	5,165	5,609
Oregon GO	5.000%	5/1/21 (Prere.)	5,685	6,174
Oregon GO	5.000%	5/1/21 (Prere.)	3,370	3,660
Oregon GO	5.000%	5/1/21 (Prere.)	1,490	1,618
Oregon GO	5.000%	5/1/21 (Prere.)	2,460	2,671
Oregon GO	5.000%	5/1/21 (Prere.)	2,755	2,992
Oregon GO	5.000%	5/1/21 (Prere.)	2,890	3,138
Oregon GO	5.000%	5/1/21 (Prere.)	1,760	1,911
Oregon GO	5.000%	5/1/31	2,915	3,237
Oregon GO	5.000%	5/1/32	3,320	3,886
Oregon GO	5.000%	5/1/32	2,060	2,284
Oregon GO	5.000%	11/1/32	1,440	1,611
Oregon GO	5.000%	5/1/33	3,000	3,498
Oregon GO	5.000%	5/1/34	2,675	3,101
Oregon GO	5.000%	5/1/35	2,750	3,181
Oregon GO	5.000%	5/1/37	4,360	5,028
Oregon GO (Oregon University System Projects)	5.250%	8/2/21 (Prere.)	1,650	1,816
Oregon GO (Oregon University System Projects)	5.250%	8/2/21 (Prere.)	2,050	2,256
Oregon GO (Oregon University System Projects)	5.250%	8/2/21 (Prere.)	2,585	2,845
Oregon GO (Oregon University System Projects)	5.250%	8/2/21 (Prere.)	2,725	2,999
Oregon GO (Oregon University System Projects)	5.250%	8/2/21 (Prere.)	2,865	3,153
Oregon GO (Oregon University System Projects)	5.250%	8/2/21 (Prere.)	3,015	3,318
Port of Portland OR International Airport Revenue	5.000%	7/1/29	1,650	1,873
Port of Portland OR International Airport Revenue	5.000%	7/1/30	1,000	1,131
Port of Portland OR International Airport Revenue	5.000%	7/1/32	1,065	1,197
Port of Portland OR International Airport Revenue	5.000%	7/1/34	3,000	3,351
Portland Community College District GO	5.000%	6/15/25	1,500	1,748
Portland Community College District GO	5.000%	6/15/26	1,150	1,358
Portland OR Sewer System Revenue	5.000%	6/1/20	43,210	45,947
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/26	1,100	1,277
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/27	1,325	1,549
Tri-County Metropolitan Transportation District of Oregon Payroll Tax Revenue	5.000%	9/1/32	1,610	1,879
Tri-County Metropolitan Transportation District of Oregon Payroll Tax Revenue	5.000%	9/1/33	2,310	2,687
Tri-County Metropolitan Transportation District of Oregon Payroll Tax Revenue	5.000%	9/1/34	2,500	2,892
Washington & Clackamas Counties School District No. 23J GO	5.000%	6/15/31	5,460	6,406
Washington & Clackamas Counties School District No. 23J GO	5.000%	6/15/32	4,105	4,795
5 Washington County OR School District No. 48J Beaverton GO	0.000%	6/15/35	5,000	5,677
5 Washington County OR School District No. 48J Beaverton GO	0.000%	6/15/36	5,500	6,208
				492,165
Pennsylvania (4.7%)
Allegheny County PA GO	5.000%	11/1/19 (Prere.)	15,000	15,681
Allegheny County PA GO	5.000%	11/1/25	7,445	8,578
Allegheny County PA GO	5.000%	11/1/29	12,000	13,827
Allegheny County PA Higher Education Building Authority University Revenue (Duquesne
University)	5.500%	3/1/21 (Prere.)	1,290	1,409
Allegheny County PA Higher Education Building Authority University Revenue (Duquesne
University)	5.500%	3/1/21 (Prere.)	2,720	2,971
Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical
Center)	1.908%	2/1/21	8,770	8,795
3 Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical
Center) TOB VRDO	1.610%	5/1/18 LOC	12,795	12,795
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	17,000	18,598
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/23	3,475	3,921

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/24	2,500	2,843
Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/34 (4)	2,000	2,071
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/24	2,795	3,013
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/25	2,500	2,680
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/26	2,000	2,132
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/27	5,500	6,047
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/28	2,310	2,447
2 Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/28	1,250	1,365
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/29	3,740	3,952
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/31	3,000	3,151
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/32	2,575	2,700
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/35	1,200	1,251
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/26	1,015	1,164
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/27	2,050	2,372
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/28	2,500	2,857
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/29	1,750	1,986
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/30	2,000	2,258
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	4.000%	11/1/31	3,025	3,104
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	4.000%	11/1/32	1,685	1,720
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/34	2,500	2,769
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/36	1,815	2,001
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/37	2,500	2,754
Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	6/1/19 (15)	2,000	2,068
Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	12/1/25 (4)	1,195	1,385
Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	12/1/26 (4)	1,000	1,168
Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	12/1/27 (4)	500	590
Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	12/1/29 (4)	1,000	1,167
Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/31	1,825	2,038
Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/32	1,915	2,133
2 Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/26	1,000	1,152
2 Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/27	1,000	1,160
2 Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/28	1,500	1,751
Central Bradford PA Progress Authority Revenue (Guthrie Healthcare System)	5.500%	12/1/31	12,500	13,849
Central Bucks County PA School District GO	5.000%	5/15/20 (ETM)	625	661
Central Bucks County PA School District GO	5.000%	5/15/20	1,645	1,746
Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc.
Obligated Group)	5.000%	10/1/31	1,350	1,560
Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc.
Obligated Group)	5.000%	10/1/34	2,100	2,392
Coatesville PA School District GO	5.000%	8/1/24 (4)	1,285	1,451
Coatesville PA School District GO	5.000%	8/1/25 (4)	1,130	1,294
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/21 (4)	3,940	4,166
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/25	875	949
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/25	5,500	6,193
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26	8,500	9,646
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/27	3,500	3,999
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/28	9,020	10,342
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/29	4,000	4,553
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/30	3,000	3,398
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/32	7,000	7,534
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/34	1,875	2,083
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/35	4,100	4,545
Commonwealth Financing Authority Pennsylvania Revenue	4.000%	6/1/39 (4)	2,000	2,007
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.750%	1/1/19 (Prere.)	3,075	3,154
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	6.000%	1/1/19 (Prere.)	3,770	3,873
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.750%	1/1/20	340	348
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	6.000%	1/1/21	420	431
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	6.000%	6/1/19 (Prere.)	7,060	7,371
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	5.000%	6/1/29	1,525	1,742
Delaware County PA GO	5.000%	10/1/21	1,645	1,802
Delaware County PA Industrial Development Authority Solid Waste Revenue (Scott Paper Co.)
VRDO	1.810%	5/7/18	9,900	9,900
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/30	2,035	2,364
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/37	3,500	3,973
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/23	4,850	5,378
Harrisburg PA School District GO	5.000%	11/15/26 (4)	3,000	3,454
Harrisburg PA School District GO	5.000%	11/15/27 (4)	1,375	1,597
Lancaster County PA Hospital Authority Health System Revenue (University of Pennsylvania
Health System)	5.000%	8/15/26	6,705	7,859
Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/28	1,420	1,658
Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/29	1,385	1,609

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/33	3,000	3,425
Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/34	3,000	3,402
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/33	5,750	6,413
Luzerne County PA GO	5.000%	12/15/25 (4)	400	450
Luzerne County PA GO	5.000%	12/15/25 (4)	500	563
Luzerne County PA GO	5.000%	12/15/26 (4)	500	566
Luzerne County PA GO	5.000%	12/15/26 (4)	1,000	1,131
Luzerne County PA GO	5.000%	12/15/27 (4)	500	569
Luzerne County PA GO	5.000%	12/15/27 (4)	500	569
Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/26 (4)	530	584
Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/27 (4)	5,490	6,036
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/21	1,000	1,080
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/22	1,000	1,098
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/24	585	655
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/25	1,085	1,219
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/26	675	763
Middletown PA School District GO	5.000%	3/1/22 (Prere.)	3,030	3,342
Middletown PA School District GO	5.000%	3/1/22 (Prere.)	3,375	3,723
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/29	6,995	7,716
Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/19 (Prere.)	5,765	5,951
Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/22 (Prere.)	7,000	7,738
Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/22 (Prere.)	6,000	6,632
Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/22 (Prere.)	8,500	9,396
2 Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/26	2,000	2,301
2 Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/27	2,165	2,509
2 Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/28	2,250	2,621
2 Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/29	4,125	4,777
2 Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/30	4,000	4,610
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/23	8,000	8,584
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/24	4,665	5,044
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/25	7,840	8,532
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/26	7,435	8,141
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/27	3,500	3,813
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/29	3,850	4,166
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/31	8,350	8,973
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/32	9,055	9,687
Montgomery County PA Industrial Development Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	4,255	4,244
Montgomery County PA Industrial Development Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	3,250	3,242
Montgomery County PA Industrial Development Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.550%	6/1/20	19,000	18,946
Montour PA School District GO	5.000%	4/1/32 (4)	3,245	3,680
Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated
Group)	5.625%	7/1/30	5,855	6,247
Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated
Group)	5.750%	7/1/35	6,925	7,354
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/18 (Prere.)	1,000	1,009
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.125%	8/15/18 (Prere.)	1,000	1,009
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.250%	8/15/18 (Prere.)	1,000	1,010
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.250%	8/15/18 (Prere.)	1,500	1,515
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.250%	8/15/18 (Prere.)	3,000	3,029
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/24	2,815	3,171
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/25	2,025	2,310

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/27	2,835	3,219
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/29	5,205	5,826
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/30	7,720	8,605
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/31	8,130	9,031
Pennsylvania Economic Development Financing Authority Health System Revenue (Albert Einstein
Healthcare Network)	6.250%	10/15/19 (Prere.)	2,460	2,593
Pennsylvania Economic Development Financing Authority Pollution Control Revenue (PPL Electric
Utilities Corp. Project)	4.000%	10/1/23	17,500	18,350
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/23	1,390	1,549
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/24	3,050	3,445
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/25	2,265	2,584
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/25	2,000	2,313
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/26	3,035	3,452
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/26	5,030	5,869
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/27	4,705	5,332
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/27	4,010	4,729
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/28	10,000	11,639
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/29	6,000	6,748
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29	9,000	10,352
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/29	4,000	4,627
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30	2,000	2,304
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31	12,965	14,463
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/31	2,000	2,296
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32	6,865	7,625
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/32	2,250	2,569
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/33	10,000	11,077
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	10,000	10,930
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	11/15/34	5,000	5,116
Pennsylvania Economic Development Financing Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	11/15/40	16,500	17,158
Pennsylvania GO	5.000%	5/1/19	15,000	15,457
Pennsylvania GO	5.000%	7/1/19	14,925	15,451
Pennsylvania GO	5.000%	6/1/21	20,000	21,597
Pennsylvania GO	5.000%	7/1/21	32,365	35,006
Pennsylvania GO	5.375%	7/1/21	4,950	5,410
Pennsylvania GO	5.000%	11/15/21 (Prere.)	4,705	5,171
Pennsylvania GO	5.000%	6/1/22	19,450	21,364
Pennsylvania GO	5.000%	4/1/23 (Prere.)	7,500	8,454
Pennsylvania GO	4.000%	7/1/23	13,000	13,848
Pennsylvania GO	5.000%	8/15/23	43,000	48,042
Pennsylvania GO	5.000%	1/1/24	34,200	38,285
Pennsylvania GO	5.000%	8/15/24	24,500	27,646
Pennsylvania GO	5.000%	3/15/25	7,000	7,937
Pennsylvania GO	5.000%	1/1/26	35,000	40,017
Pennsylvania GO	5.000%	9/15/26	24,500	28,200
Pennsylvania GO	5.000%	9/15/27	15,375	17,672
Pennsylvania GO	5.000%	3/15/28	6,000	6,752
Pennsylvania GO	4.000%	10/15/28	11,550	12,085
Pennsylvania GO	4.000%	8/15/29 (4)	17,000	18,116
Pennsylvania GO	4.000%	6/15/30	24,400	25,476
Pennsylvania GO	4.000%	8/15/30 (4)	19,000	20,120
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/20	2,560	2,733
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/21	1,830	1,964
Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	6/15/32	8,500	8,731
Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	6/15/33	10,000	10,237
Pennsylvania Higher Educational Facilities Authority Revenue (Foundation for Indiana University
of Pennsylvania Student Housing)	5.000%	7/1/22 (Prere.)	1,745	1,928
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29	4,125	4,368
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29	1,300	1,397
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/24	1,435	1,544
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/25	1,670	1,794
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/26	1,690	1,807
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/25	2,065	2,253
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/26	1,140	1,241
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,216
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/28	3,085	3,338
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/30	2,985	3,224
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/31	3,500	3,777
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/19 (2)	2,935	3,060
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/27	700	763
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/28	1,650	1,796

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/30	500	542
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/32	1,000	1,082
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of
Pennsylvania)	5.000%	3/1/21 (Prere.)	2,405	2,601
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of
Pennsylvania)	5.000%	10/1/23	8,220	9,348
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of
Pennsylvania)	5.000%	10/1/24	7,000	8,080
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of
Pennsylvania)	5.000%	10/1/25	5,000	5,867
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of
Pennsylvania)	5.000%	10/1/26	4,625	5,413
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of
Pennsylvania)	5.000%	10/1/26	9,550	11,178
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health
System)	5.000%	8/15/27	2,025	2,400
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health
System)	5.000%	8/15/28	1,500	1,764
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health
System)	4.000%	8/15/34	6,500	6,672
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health
System)	4.000%	8/15/35	5,000	5,121
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health
System)	4.000%	8/15/36	7,630	7,832
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pittsburgh Medical
Center)	5.000%	5/15/31	500	526
Pennsylvania Higher Educational Facilities Authority Revenue (University of the Sciences)	5.000%	11/1/33	5,805	6,387
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.000%	10/1/18	2,000	2,018
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	5.000%	10/1/19	2,000	2,084
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	5.000%	10/1/20	1,500	1,605
Pennsylvania Industrial Development Authority Economic Development Revenue	5.500%	7/1/18 (Prere.)	12,180	12,255
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	4/1/20	1,265	1,329
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	4/1/21	1,545	1,652
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/21	4,630	4,967
Pennsylvania State University Revenue	5.000%	9/1/21	1,400	1,533
Pennsylvania State University Revenue	5.000%	9/1/21	620	679
Pennsylvania State University Revenue	4.000%	9/1/27	4,800	5,222
Pennsylvania State University Revenue	5.000%	9/1/28	5,000	5,906
Pennsylvania State University Revenue	5.000%	9/1/29	5,000	5,877
Pennsylvania State University Revenue	5.000%	9/1/30	1,650	1,930
Pennsylvania State University Revenue	5.000%	9/1/30	1,750	2,047
Pennsylvania State University Revenue	5.000%	9/1/34	5,125	5,936
Pennsylvania State University Revenue	4.000%	9/1/35	1,650	1,729
Pennsylvania State University Revenue	5.000%	9/1/35	1,350	1,543
Pennsylvania State University Revenue	5.000%	9/1/35	4,400	5,084
Pennsylvania State University Revenue	4.000%	9/1/36	1,730	1,809
Pennsylvania State University Revenue	5.000%	9/1/36	1,325	1,512
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/20 (Prere.)	4,010	4,337
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/20 (Prere.)	2,265	2,459
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/22 (Prere.)	2,190	2,451
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/22 (Prere.)	2,165	2,423
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/22 (Prere.)	1,825	2,042
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/23	1,770	1,959
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	6/1/25	2,070	2,362
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	6/1/26	3,340	3,845
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/31	5,550	6,300
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/33	7,250	8,166
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/35	2,215	2,474
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/36	3,670	4,089
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/37	5,865	6,530
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/23	2,895	3,239
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/26	1,460	1,676
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/27	1,625	1,863
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/18 (Prere.)	2,500	2,506
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/18 (Prere.)	12,345	12,379
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	9,020	9,321
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	40,980	42,350
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	3,535	3,653
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	8,585	8,872
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	4,520	4,671
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	4,715	4,885

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	7,280	7,616
1 Pennsylvania Turnpike Commission Revenue	3.020%	12/1/20	22,700	23,138
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	1,250	1,340
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	1,500	1,609
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	1,335	1,432
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	1,035	1,111
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	1,500	1,609
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/20 (Prere.)	1,710	1,846
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/20 (Prere.)	4,015	4,333
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/20 (Prere.)	1,790	1,949
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/20 (Prere.)	2,225	2,422
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/20 (Prere.)	5,985	6,515
1 Pennsylvania Turnpike Commission Revenue	2.730%	12/1/21	37,500	38,153
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	6,955	7,265
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	16,750	17,522
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	27,855	31,242
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	11,910	13,508
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	37,630	42,680
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	3,000	3,468
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	35,035	40,056
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (4)	35,000	40,424
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	9,845	11,121
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	3,210	3,740
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	2,320	2,621
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	5,085	5,853
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	1,210	1,393
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	5,275	5,958
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/27	1,050	1,214
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/27	3,615	4,246
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	8,875	10,073
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	1,760	1,998
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	5,140	5,786
6 Pennsylvania Turnpike Commission Revenue	0.000%	12/1/28	3,500	3,819
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28	1,000	1,119
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28	1,000	1,140
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28	1,000	1,153
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	3,030	3,392
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	7,635	8,572
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	2,000	2,232
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,145	1,300
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,330	1,527
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/30	5,035	5,630
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	2,750	3,134
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,000	4,452
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	1,500	1,695
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/31	6,900	7,679
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	3,010	3,417
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	3,785	4,201
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	25,500	28,299
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	17,500	19,527
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	3,100	3,459
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	14,615	16,189
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	3,250	3,597
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	31,195	34,522
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/33	9,950	10,985
6 Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	4,500	4,868
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	2,000	2,253
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	23,000	25,381
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	4,940	5,354
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34 (4)	8,150	9,141
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,575	2,883
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	4,000	4,391
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,770	2,995
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	22,500	24,658
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	30,420	33,445
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	4,000	4,377
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/36	25,750	28,144
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	4,000	4,366
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	5,000	5,520
Philadelphia PA Airport Revenue	5.000%	6/15/23	2,000	2,115
Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/26	5,025	5,702

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/24	6,500	7,323
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/25	7,850	8,960
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/26	12,860	14,714
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/27	6,750	7,714
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/28	3,510	4,002
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/29	2,500	2,845
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/34	3,250	3,634
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/35	7,135	7,954
Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of
Philadelphia Project)	5.000%	7/1/31	1,000	1,162
Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of
Philadelphia Project)	5.000%	7/1/33	1,900	2,189
Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of
Philadelphia Project)	5.000%	7/1/34	3,820	4,375
Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of
Philadelphia Project)	4.000%	7/1/35	2,850	2,940
Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of
Philadelphia Project)	4.000%	7/1/36	6,220	6,393
Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/37	3,000	3,334
Philadelphia PA Gas Works Revenue	5.000%	10/1/21	7,220	7,834
Philadelphia PA Gas Works Revenue	5.000%	10/1/23	5,550	6,204
Philadelphia PA Gas Works Revenue	5.000%	8/1/24	6,400	7,213
Philadelphia PA Gas Works Revenue	5.000%	10/1/24	1,960	2,214
Philadelphia PA Gas Works Revenue	5.000%	10/1/25	2,525	2,885
Philadelphia PA Gas Works Revenue	5.000%	10/1/26	1,750	2,017
Philadelphia PA Gas Works Revenue	5.000%	8/1/28	1,000	1,131
Philadelphia PA Gas Works Revenue	5.000%	10/1/29	4,775	5,446
Philadelphia PA Gas Works Revenue	5.000%	8/1/30	2,000	2,279
Philadelphia PA Gas Works Revenue	5.000%	8/1/31	3,500	3,974
Philadelphia PA Gas Works Revenue	5.000%	8/1/32	6,820	7,708
Philadelphia PA Gas Works Revenue	5.000%	8/1/33	5,000	5,630
Philadelphia PA Gas Works Revenue	5.000%	8/1/34	2,875	3,220
Philadelphia PA Gas Works Revenue	5.000%	8/1/35	1,595	1,783
Philadelphia PA Gas Works Revenue	5.000%	8/1/36	770	859
Philadelphia PA Gas Works Revenue	5.000%	8/1/37	1,400	1,560
Philadelphia PA GO	5.000%	8/1/23	7,310	8,120
Philadelphia PA GO	5.000%	8/1/29	5,000	5,616
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/25	5,920	6,506
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/26	13,685	15,111
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/27	6,885	7,637
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/28	2,670	2,953
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/19 (Prere.)	3,500	3,643
Philadelphia PA School District GO	5.000%	9/1/21	6,300	6,650
Philadelphia PA School District GO	5.000%	6/1/24 (4)(3)	2,000	2,186
Philadelphia PA School District GO	5.000%	9/1/25 (15)	19,910	22,442
Philadelphia PA School District GO	5.000%	9/1/26	2,295	2,582
Philadelphia PA School District GO	5.000%	9/1/32	2,100	2,323
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/20	1,300	1,380
Philadelphia PA Water & Wastewater Revenue	5.000%	8/1/20 (Prere.)	3,000	3,197
Philadelphia PA Water & Wastewater Revenue	5.000%	1/1/23	2,350	2,617
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/23	2,000	2,246
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/24	3,800	4,325
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/26	5,500	6,177
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/26	6,410	7,502
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/26	1,175	1,376
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/27	3,855	4,553
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/27	1,585	1,874
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/28	1,625	1,912
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/29	4,665	5,465
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/30	5,925	6,909
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/31	5,750	6,674
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/33	1,250	1,436
Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/34	6,380	6,568
Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/35	11,000	11,303
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/35	2,000	2,273
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/36	1,660	1,880
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/37	1,750	1,977

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Plum Borough PA School District GO	5.000%	9/15/23 (15)	1,000	1,117
Pocono Mountain PA School District GO	4.000%	9/1/22 (4)	2,155	2,293
Reading PA School District GO	5.000%	3/1/26 (4)	1,235	1,409
Reading PA School District GO	5.000%	3/1/35 (4)	1,100	1,226
Reading PA School District GO	5.000%	3/1/36 (4)	1,250	1,390
Reading PA School District GO	5.000%	3/1/37 (4)	2,000	2,223
Scranton PA School District GO	5.000%	6/1/25	2,500	2,743
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	6.000%	6/1/18 (Prere.)	12,835	12,878
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/20 (Prere.)	4,690	4,941
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/20 (Prere.)	3,845	4,051
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/27	800	940
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/27	1,410	1,483
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/28	1,375	1,628
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/28	1,155	1,214
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	5/15/20 (Prere.)	2,440	2,581
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	5/15/20 (Prere.)	2,465	2,615
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	5/15/20 (Prere.)	15,385	16,324
St. Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000%	11/15/27	2,000	2,353
State Public School Building Authority Pennsylvania College Revenue (Delaware County Community
College Project)	5.000%	10/1/24 (15)	2,635	2,993
State Public School Building Authority Pennsylvania College Revenue (Delaware County Community
College Project)	5.000%	10/1/25 (15)	2,880	3,278
State Public School Building Authority Pennsylvania College Revenue (Delaware County Community
College Project)	5.000%	10/1/26 (15)	3,445	3,932
State Public School Building Authority Pennsylvania College Revenue (Delaware County Community
College Project)	5.000%	10/1/27 (15)	3,130	3,573
State Public School Building Authority Pennsylvania College Revenue (Montgomery County
Community College)	5.000%	5/1/24	3,290	3,706
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	4/1/22	2,000	2,171
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	4/1/24	1,365	1,470
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/24 (15)	21,000	23,330
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/25 (4)	9,505	10,651
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/26 (4)	31,500	35,461
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/33 (4)	8,400	9,360
Unionville-Chadds Ford PA School District GO	5.000%	6/1/24	1,255	1,435
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.000%	3/15/19 (Prere.)	2,650	2,724
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.500%	3/15/19 (Prere.)	9,000	9,288
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.250%	9/15/19 (Prere.)	2,375	2,484
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.250%	9/15/19 (Prere.)	11,250	11,758
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.250%	9/15/19 (Prere.)	12,500	13,074
Upper Merion PA Area School District GO	4.000%	1/15/26	1,000	1,084
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/19	1,235	1,277
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.250%	7/1/20	2,330	2,471
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/25	4,500	4,721
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/23 (Prere.)	15,000	16,989
Westmoreland County PA Municipal Authority Revenue	4.000%	8/15/34 (15)	5,000	5,137
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20 (Prere.)	1,015	1,087
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20 (Prere.)	1,160	1,243
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20 (Prere.)	1,350	1,446
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20 (Prere.)	1,420	1,521
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20 (Prere.)	1,465	1,569
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20 (Prere.)	6,185	6,625
				2,695,760
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/19 (14)	10,430	10,444
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20 (14)	18,245	18,262
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	24,290	24,327
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	5,146
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	10,000	10,320
Puerto Rico Highway & Transportation Authority Revenue	5.250%	7/1/21 (13)(3)	5,300	5,749
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/19 (Prere.)	255	266
				74,514
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.500%	8/1/21 (Prere.)	9,805	10,865
Rhode Island & Providence Plantations GO	5.500%	8/1/21 (Prere.)	3,610	4,000
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/28	500	570

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/32	650	729
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/35	1,575	1,747
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/37	500	552
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.250%	6/15/19 (Prere.)	20,000	20,759
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.250%	6/15/19 (Prere.)	25,000	25,948
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University
of Rhode Island)	5.000%	9/15/27	2,000	2,296
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England
Health System Obligated Group)	5.500%	9/1/23 (Prere.)	6,000	6,932
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England
Health System Obligated Group)	6.000%	9/1/23 (Prere.)	5,500	6,491
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England
Health System Obligated Group)	5.000%	9/1/25	5,000	5,400
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England
Health System Obligated Group)	5.000%	9/1/26	5,000	5,414
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England
Health System Obligated Group)	5.000%	9/1/31	3,000	3,195
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan Obligated
Group)	5.000%	5/15/24	2,350	2,606
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan Obligated
Group)	5.000%	5/15/25	4,500	5,037
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan Obligated
Group)	5.000%	5/15/26	2,000	2,256
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/18 (Prere.)	2,880	2,883
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.625%	5/15/18 (Prere.)	3,210	3,213
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.750%	5/15/18 (Prere.)	3,500	3,504
Tobacco Settlement Financing Corp. Rhode Island Revenue	2.250%	6/1/41	17,015	17,003
				131,400
South Carolina (0.9%)
Aiken County SC Consolidated School District	5.000%	3/1/24	7,980	9,116
Beaufort County SC School District GO	5.000%	3/1/21	3,245	3,509
Berkeley County SC Utility Revenue	5.000%	6/1/30	8,170	9,056
Charleston County SC GO	5.000%	11/1/21	2,765	3,038
Charleston County SC GO	4.000%	11/1/33	6,955	7,384
Charleston County SC GO	4.000%	11/1/34	7,410	7,811
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District,
South Carolina Project)	5.000%	12/1/27	10,085	11,346
Charleston SC Waterworks & Sewer Capital Improvement Revenue	5.000%	1/1/20	3,075	3,232
Columbia SC Waterworks & Sewer System Revenue	4.000%	2/1/29	1,750	1,901
Columbia SC Waterworks & Sewer System Revenue	4.000%	2/1/30	1,000	1,076
Columbia SC Waterworks & Sewer System Revenue	4.000%	2/1/31	1,000	1,069
Columbia SC Waterworks & Sewer System Revenue	4.000%	2/1/32	1,250	1,329
Darlington County SC School District GO	5.000%	3/1/26	4,025	4,715
Dorchester County SC School District No. 2 Installment Purchase Revenue	4.000%	12/1/25	8,805	9,427
Dorchester County SC School District No. 2 Installment Purchase Revenue	4.000%	12/1/26	9,760	10,424
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/18	2,655	2,655
Greenville County SC School District Installment Revenue	5.500%	12/1/19	32,480	34,333
Greenwood County SC Hospital Revenue (Self Regional Healthcare)	4.000%	10/1/35	5,000	5,074
Greenwood County SC Hospital Revenue (Self Regional Healthcare)	4.000%	10/1/36	4,000	4,034
Horry County SC School District GO	5.000%	3/1/23	3,890	4,377
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/24	1,105	1,252
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/25	1,080	1,240
Kershaw County SC School District GO	5.000%	3/1/29	8,210	9,713
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/26	6,245	6,728
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/26	1,000	1,147
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/27	1,000	1,157
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/28	1,375	1,582
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/29	1,070	1,228
Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/31	1,500	1,571
Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/33	400	416
Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/34	300	310
Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/35	300	309
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/35	3,000	3,329
Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/36	375	385
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/36	5,040	5,575
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/37	11,305	12,479
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/26	1,000	1,123
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/27	2,075	2,321
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/30	1,000	1,112
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/31	2,500	2,772
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/33	2,750	3,031

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/26	4,000	4,567
Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/29	3,390	3,842
Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/30	5,210	5,898
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/20	14,100	14,786
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/22 (14)	9,950	8,996
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/23 (14)	8,780	7,666
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/23	1,335	1,482
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	2,400	2,025
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	2,000	2,253
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	3,535	3,759
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	3,000	3,418
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	8,020	8,516
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	8,600	9,220
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	2,800	3,002
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/23	2,015	2,267
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/24	2,410	2,744
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/26	2,000	2,274
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/27	2,500	2,839
South Carolina GO	5.000%	4/1/19	2,495	2,569
South Carolina Higher Education Revenue (Clemson University)	5.000%	5/1/21	2,380	2,583
South Carolina Higher Education Revenue (Clemson University)	5.000%	5/1/22	4,860	5,388
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/27	3,710	4,255
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/28	2,500	2,851
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/29	2,185	2,475
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/23 (Prere.)	11,740	13,255
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/23 (Prere.)	7,850	8,863
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/23 (4)	6,275	6,297
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	6,200	6,221
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/25 (4)	6,925	6,948
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/27 (4)	13,550	13,594
South Carolina Public Service Authority Revenue	5.000%	12/1/23	10,010	11,102
South Carolina Public Service Authority Revenue	5.000%	12/1/24	13,900	15,522
South Carolina Public Service Authority Revenue	5.000%	12/1/25	5,630	6,259
South Carolina Public Service Authority Revenue	5.000%	12/1/26	5,000	5,571
South Carolina Public Service Authority Revenue	5.000%	12/1/27	4,295	4,777
South Carolina Public Service Authority Revenue	5.000%	12/1/28	15,130	16,772
South Carolina Public Service Authority Revenue	5.000%	12/1/29	6,065	6,704
South Carolina Public Service Authority Revenue	5.000%	12/1/30	10,955	12,014
South Carolina Public Service Authority Revenue	5.000%	12/1/31	14,180	15,507
South Carolina Public Service Authority Revenue	5.000%	12/1/32	8,535	9,308
South Carolina Public Service Authority Revenue	5.000%	12/1/33	10,465	11,380
South Carolina Public Service Authority Revenue	5.000%	12/1/35	3,025	3,331
South Carolina Public Service Authority Revenue	5.000%	12/1/37	3,500	3,843
South Carolina Public Service Authority Revenue	5.000%	12/1/37	20,000	21,860
South Carolina Public Service Authority Revenue	5.000%	12/1/38	21,500	22,908
Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/24 (15)	1,000	1,116
Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/25 (15)	1,440	1,627
				528,140
South Dakota (0.1%)
Educational Enhancement Funding Corp. South Dakota Tobacco Settlement Revenue	5.000%	6/1/23	1,000	1,111
South Dakota Building Authority Revenue	5.000%	6/1/33	4,000	4,394
South Dakota Health & Educational Facilities Authority Revenue (Avera Health Obligated Group)	5.000%	7/1/33	1,800	2,045
South Dakota Health & Educational Facilities Authority Revenue (Avera Health Obligated Group)	5.000%	7/1/35	2,730	3,060
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/28	2,160	2,503
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/29	1,735	1,996
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/31	4,830	5,510
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/32	1,100	1,248
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/33	3,585	4,055
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System
Obligated Group)	4.000%	9/1/34	11,985	12,171
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System
Obligated Group)	4.000%	9/1/35	1,685	1,705

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/23	670	756
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/24	650	741
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/25	600	684
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/26	675	763
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/27	1,025	1,156
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/28	825	928
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/29	1,415	1,582
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.250%	11/1/29	2,000	2,084
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/34	8,250	9,034
				57,526
Tennessee (0.8%)
Chattanooga TN Electric System Revenue	5.000%	9/1/28	2,315	2,694
Chattanooga TN Electric System Revenue	5.000%	9/1/31	2,250	2,592
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/23	650	714
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/24	745	824
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/26	1,485	1,637
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/28	2,400	2,634
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/29	5,325	5,825
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/30	5,615	6,122
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/32	6,520	7,066
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/33	6,340	6,848
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/34	2,590	2,785
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.000%	4/1/19	1,145	1,177
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.000%	4/1/20	3,480	3,670
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/23	2,235	2,241
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.375%	4/1/28	2,165	2,171
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/31	5,880	6,657
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/32	8,780	9,906
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/33	9,240	10,400
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/34	7,725	8,659
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/21	2,500	2,671
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/22	1,100	1,198
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/23	4,860	5,374
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/35	5,360	5,939
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/36	4,000	4,423
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/37	6,420	7,094
Memphis TN Gas System Revenue	4.000%	12/1/33	1,030	1,092
Memphis TN GO	5.000%	5/1/28	3,145	3,401
Memphis TN GO	5.000%	5/1/30	1,715	1,852
Memphis TN Water System Revenue	4.000%	12/1/33	1,000	1,065
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/28	1,040	1,242
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/29	1,000	1,189
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/29	1,000	1,189
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/30	1,250	1,480
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/30	1,155	1,368
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/31	750	884
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/31	1,000	1,179
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/32	500	587
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/33	1,000	1,169
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/34	1,200	1,394
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/36	1,250	1,447
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/37	1,000	1,156
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/19	13,085	13,569
3 Metropolitan Government of Nashville & Davidson County TN GO TOB VRDO	1.700%	5/1/18	15,175	15,175
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board
Revenue (Ascension Health Credit Group) PUT	1.550%	11/3/20	9,885	9,725
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board
Revenue (Blakeford at Green Hills)	5.000%	7/1/27	1,000	1,068
Murfreesboro TN GO	4.000%	6/1/26	4,770	5,228
Murfreesboro TN GO	4.000%	6/1/27	4,965	5,429
Murfreesboro TN GO	4.000%	6/1/28	5,160	5,607
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	103
Shelby County TN GO	5.000%	4/1/19	400	412
Shelby County TN GO	5.000%	4/1/24	2,000	2,290

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Shelby County TN Health Educational & Housing Facility Board Revenue (Baptist Memorial Health
Care)	5.000%	9/1/18	7,180	7,247
Shelby County TN Health Educational & Housing Facility Board Revenue (Baptist Memorial Health
Care)	5.000%	9/1/19	2,000	2,072
Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur
Healthcare)	5.000%	5/1/25	1,340	1,540
Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur
Healthcare)	5.000%	5/1/28	1,405	1,642
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/18	32,705	33,052
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21	340	370
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22	10,175	11,037
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	10,975	12,193
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	5,815	6,517
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	2,240	2,584
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	18,000	20,454
Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	5/1/23	72,580	77,033
Tennessee GO	5.000%	8/1/19	2,165	2,253
Tennessee GO	5.000%	8/1/19	4,000	4,163
Tennessee GO	5.000%	8/1/20	2,200	2,350
Tennessee GO	5.000%	8/1/20	2,500	2,671
Tennessee GO	5.000%	8/1/21	2,000	2,188
Tennessee GO	5.000%	8/1/21	3,420	3,741
Tennessee GO	5.000%	8/1/22	3,000	3,350
Tennessee GO	5.000%	8/1/22	2,000	2,234
Tennessee GO	5.000%	8/1/23	3,525	4,010
Tennessee GO	5.000%	9/1/27	2,000	2,302
Tennessee GO	5.000%	9/1/27	4,300	4,950
Tennessee GO	5.000%	9/1/28	1,850	2,121
Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	7/1/37	1,415	1,468
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/22	3,020	3,383
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/23	3,540	4,037
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/24	2,510	2,904
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/25	5,000	5,765
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/26	2,055	2,361
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/27	2,305	2,643
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/28	1,555	1,778
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/29	1,400	1,596
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/31	1,500	1,702
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/34	1,150	1,296
Williamson County TN GO	4.000%	5/1/27	3,000	3,216
				435,844
Texas (8.6%)
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/26	2,670	3,069
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,500	1,721
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/29	3,090	3,526
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/31	3,055	3,467
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/33	3,755	4,233
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/34	3,945	4,426
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/35	4,140	4,636
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/36	4,350	4,862
Aldine TX Independent School District GO	4.000%	2/15/31	12,120	12,912
Aldine TX Independent School District GO	4.000%	2/15/32	12,660	13,384
Alief TX Independent School District GO	5.000%	2/15/26	2,635	3,084
Alief TX Independent School District GO	4.000%	2/15/29	2,780	3,010
Allen TX Independent School District GO	5.000%	2/15/31	1,000	1,155
Allen TX Independent School District GO	5.000%	2/15/32	1,000	1,149
Alvin TX Independent School District GO	5.000%	2/15/29	5,275	6,130
Arlington TX Independent School District GO	5.000%	2/15/20	1,705	1,796
Arlington TX Independent School District GO	5.000%	2/15/24	4,525	5,152
Arlington TX Independent School District GO	5.000%	2/15/27	1,000	1,170
Arlington TX Independent School District GO	5.000%	2/15/29	1,500	1,745
Arlington TX Special Tax Revenue	5.000%	2/15/27 (15)	1,195	1,384
Arlington TX Special Tax Revenue	5.000%	2/15/28 (15)	750	876
Arlington TX Special Tax Revenue	5.000%	2/15/29 (15)	1,000	1,163
Arlington TX Special Tax Revenue	5.000%	2/15/30 (15)	1,000	1,157
Arlington TX Special Tax Revenue	5.000%	2/15/31 (15)	1,565	1,799
Arlington TX Special Tax Revenue	5.000%	2/15/33 (15)	1,700	1,931
Arlington TX Special Tax Revenue	5.000%	2/15/34 (15)	2,000	2,256
Arlington TX Special Tax Revenue	5.000%	2/15/35 (4)	3,250	3,706
Arlington TX Special Tax Revenue	5.000%	2/15/35 (15)	2,235	2,515
Arlington TX Special Tax Revenue	5.000%	2/15/36 (4)	2,585	2,938

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Arlington TX Special Tax Revenue	5.000%	2/15/36 (15)	3,850	4,318
Arlington TX Special Tax Revenue	5.000%	2/15/37 (4)	2,750	3,121
Arlington TX Special Tax Revenue	5.000%	2/15/37 (15)	4,000	4,479
Arlington TX Special Tax Revenue	5.000%	2/15/38 (4)	2,500	2,828
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/25	700	793
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/26	750	855
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/26	715	793
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/27	1,995	2,286
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/27	550	612
Austin TX Airport System Revenue	5.000%	11/15/33	2,010	2,298
Austin TX Airport System Revenue	5.000%	11/15/34	2,200	2,501
Austin TX Airport System Revenue	5.000%	11/15/37	4,500	5,090
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/23	1,250	1,400
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/24	1,000	1,133
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/25	1,500	1,725
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/26	1,010	1,159
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/28	1,750	1,992
Austin TX Electric Utility System Revenue	5.000%	11/15/25	4,750	5,267
Austin TX Electric Utility System Revenue	5.000%	11/15/33	6,015	6,930
Austin TX Electric Utility System Revenue	5.000%	11/15/34	3,935	4,508
Austin TX Electric Utility System Revenue	5.000%	11/15/35	3,000	3,425
Austin TX GO	5.000%	9/1/26	10,000	11,636
Austin TX GO	5.000%	9/1/27	6,530	7,729
Austin TX GO	5.000%	9/1/29	2,855	3,269
Austin TX GO	5.000%	9/1/30	1,240	1,417
Austin TX GO	5.000%	9/1/31	2,140	2,441
Austin TX GO	5.000%	9/1/33	4,315	4,900
Austin TX Independent School District GO	5.000%	8/1/30	1,225	1,386
Austin TX Independent School District GO	4.000%	8/1/33	9,000	9,458
Austin TX Water & Wastewater System Revenue	5.000%	11/15/19 (Prere.)	2,500	2,618
Austin TX Water & Wastewater System Revenue	5.000%	11/15/21	350	384
Austin TX Water & Wastewater System Revenue	5.000%	11/15/30	5,000	5,526
Austin TX Water & Wastewater System Revenue	5.000%	11/15/31	4,000	4,415
Austin TX Water & Wastewater System Revenue	5.000%	11/15/32	10,705	11,935
Austin TX Water & Wastewater System Revenue	5.000%	11/15/33	11,410	12,688
Austin TX Water & Wastewater System Revenue	5.000%	11/15/33	5,000	5,777
Austin TX Water & Wastewater System Revenue	5.000%	11/15/34	12,075	13,406
Austin TX Water & Wastewater System Revenue	5.000%	11/15/34	5,545	6,370
Austin TX Water & Wastewater System Revenue	5.000%	11/15/37	7,900	9,024
Beaumont TX Independent School District GO	5.000%	2/15/26	1,560	1,827
Bexar County TX GO	5.000%	6/15/20	3,400	3,612
Bexar County TX GO	5.000%	6/15/27	5,000	5,865
Bexar County TX GO	5.000%	6/15/28	3,375	3,943
Bexar County TX GO	5.000%	6/15/29	4,500	5,232
Bexar County TX GO	4.000%	6/15/33	2,750	2,898
Bexar County TX GO	4.000%	6/15/34	2,000	2,095
Bexar County TX GO	4.000%	6/15/34	3,020	3,145
Bexar County TX Hospital District GO	5.000%	2/15/25	1,630	1,874
Bexar County TX Hospital District GO	5.000%	2/15/26	2,130	2,482
Bexar County TX Hospital District GO	5.000%	2/15/29	1,000	1,110
Bexar County TX Hospital District GO	5.000%	2/15/30	1,895	2,098
Bexar County TX Hospital District GO	5.000%	2/15/31	1,895	2,143
Bexar County TX Hospital District GO	5.000%	2/15/32	2,750	3,096
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/19	12,595	12,630
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/19	12,925	12,960
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/20	13,265	13,302
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/20	13,580	13,616
Carrollton-Farmers Branch TX Independent School District GO	4.000%	2/15/20	5,060	5,241
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/19	735	749
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/20	1,550	1,619
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20 (Prere.)	2,925	3,101
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20	1,150	1,218
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/21	1,170	1,249
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/21 (Prere.)	4,000	4,363
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/22	750	815
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/23	725	798
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/24	1,180	1,315
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/24	2,375	2,664
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25	4,650	3,736
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/25	1,350	1,517
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26	6,490	4,990

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/27	7,850	5,753
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/27	1,055	1,185
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/28	5,500	3,845
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/28	1,275	1,435
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/29	5,220	3,479
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/30	4,355	2,766
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/30	1,000	1,105
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/30	2,825	3,162
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/31	4,880	2,937
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/31	1,275	1,403
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/32	1,985	2,177
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/33	4,000	2,187
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	3,500	3,796
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	1,440	1,590
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	1,310	1,432
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	2,000	2,214
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/34	4,000	2,080
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34	1,245	1,371
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34	1,355	1,477
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34	3,700	4,086
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/35	4,950	2,444
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/35	2,500	2,747
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/35	2,000	2,176
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/35	3,350	3,690
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/36	3,250	3,573
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/37	5,525	2,479
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/38	3,500	1,499
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/39	4,500	1,838
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/40	5,700	2,225
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/25	5,080	5,491
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/26	4,305	4,653
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/27	5,995	6,480
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/28	6,180	6,680
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29	3,190	3,448
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/30	6,535	7,036
Colorado River TX Municipal Water District Revenue	5.000%	1/1/26	1,690	1,969
Colorado River TX Municipal Water District Revenue	5.000%	1/1/28	2,800	3,331
Colorado River TX Municipal Water District Revenue	5.000%	1/1/29	1,500	1,778
Comal TX Independent School District GO	5.000%	2/1/27	6,290	7,319
Comal TX Independent School District GO	5.000%	2/1/29	7,100	8,208
Conroe TX Independent School District GO	5.000%	2/15/21 (Prere.)	5,325	5,753
Conroe TX Independent School District GO	5.000%	2/15/26	2,865	3,075
Conroe TX Independent School District GO	5.000%	2/15/28	7,650	8,919
Corpus Christi TX GO	4.000%	3/1/21	3,000	3,153
Corpus Christi TX GO	5.000%	3/1/24	6,180	7,010
Corpus Christi TX GO	5.000%	3/1/25	2,100	2,412
Corpus Christi TX GO	5.000%	3/1/29	5,235	5,812
Corpus Christi TX GO	5.000%	3/1/30	5,495	6,092
Corpus Christi TX GO	5.000%	3/1/31	5,770	6,389
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/20	2,720	2,865
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/23	9,705	10,867
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/25	5,015	5,783
Dallas County TX GO	5.000%	8/15/22	3,700	4,118
Dallas County TX GO	5.000%	8/15/23	3,170	3,589
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/24	8,000	9,025
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/25	8,390	9,590
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/26	8,025	9,295
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/27	8,265	9,686
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/25	7,950	9,149
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	2,295	2,566
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/29	1,195	1,334
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/30	2,160	2,409
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/35	1,300	1,468
Dallas TX Area Rapid Transit Sales Tax Revenue	4.000%	12/1/37	7,000	7,252
Dallas TX Area Rapid Transit Sales Tax Revenue	4.000%	12/1/38	5,000	5,169
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/23 (12)	9,880	10,254
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/24 (12)	8,345	8,657
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/25 (12)	5,050	5,237
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/26 (12)	1,650	1,711
Dallas TX GO	5.000%	2/15/22 (ETM)	45	50
Dallas TX Independent School District GO	5.000%	2/15/24	17,450	18,841

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/21	10,000	10,957
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/28	7,335	7,826
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/28	2,235	2,534
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/29	6,360	6,782
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/29	14,950	16,926
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30	6,680	7,120
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30	14,195	15,607
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/30	12,545	14,183
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/31	7,775	8,538
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/32	5,785	6,347
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/33	9,020	9,885
Denton County TX GO	5.000%	7/15/21	1,515	1,649
Denton County TX GO	5.000%	7/15/24	1,540	1,763
Denton County TX GO	5.000%	7/15/25	1,555	1,805
Denton County TX GO	4.000%	7/15/32	3,025	3,203
Denton County TX GO	4.000%	7/15/33	2,000	2,107
Duncanville TX Independent School District GO	5.000%	2/15/30	10,785	12,364
Duncanville TX Independent School District GO	5.000%	2/15/31	11,120	12,703
El Paso TX GO	4.000%	8/15/30	3,400	3,609
El Paso TX GO	5.000%	8/15/31	4,000	4,618
El Paso TX GO	5.000%	8/15/32	3,625	4,168
El Paso TX GO	5.000%	8/15/34	4,570	5,207
El Paso TX GO	5.000%	8/15/35	4,795	5,452
El Paso TX GO	5.000%	8/15/36	5,035	5,702
El Paso TX GO	5.000%	8/15/36	4,000	4,530
El Paso TX Independent School District GO	5.000%	8/15/35	5,380	6,113
El Paso TX Independent School District GO	5.000%	8/15/36	5,000	5,670
El Paso TX Independent School District GO	5.000%	8/15/37	3,000	3,400
El Paso TX Municipal Drainage Utility System Revenue	4.000%	3/1/29	2,000	2,154
El Paso TX Water & Sewer Revenue	5.000%	3/1/25	1,075	1,240
El Paso TX Water & Sewer Revenue	4.000%	3/1/32	1,150	1,219
El Paso TX Water & Sewer Revenue	4.000%	3/1/33	2,100	2,215
El Paso TX Water & Sewer Revenue	4.000%	3/1/34	1,700	1,782
Fort Bend County TX GO	5.000%	3/1/19	4,970	5,102
Fort Bend County TX GO	5.000%	3/1/20	2,500	2,637
Fort Bend County TX GO	5.000%	3/1/21	2,750	2,971
Fort Bend TX Independent School District GO	5.000%	2/15/26	7,720	9,036
Fort Bend TX Independent School District GO	5.000%	2/15/27	6,650	7,879
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/21	5,000	5,397
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/29	6,155	6,620
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/30	6,430	6,908
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/31	6,255	6,717
Frisco TX GO	5.000%	2/15/19	2,010	2,060
Frisco TX Independent School District GO	5.000%	8/15/24	4,020	4,601
Frisco TX Independent School District GO	5.000%	8/15/25	4,545	5,281
Frisco TX Independent School District GO	5.000%	8/15/26	3,430	4,037
Frisco TX Independent School District GO	5.000%	8/15/27	3,585	4,241
Frisco TX Independent School District GO	4.000%	8/15/32	3,600	3,836
2 Galena Park TX Independent School District GO	5.000%	8/15/26	1,050	1,239
2 Galena Park TX Independent School District GO	5.000%	8/15/27	1,510	1,803
2 Galena Park TX Independent School District GO	5.000%	8/15/28	1,600	1,916
2 Galena Park TX Independent School District GO	5.000%	8/15/36	2,850	3,304
2 Galena Park TX Independent School District GO	5.000%	8/15/37	2,830	3,273
Galveston County TX GO	4.000%	2/1/26	1,575	1,728
Galveston County TX GO	4.000%	2/1/27	1,395	1,538
Galveston County TX GO	4.000%	2/1/28	1,435	1,562
Galveston County TX GO	4.000%	2/1/29	1,015	1,097
Galveston County TX GO	5.000%	2/1/30	1,000	1,172
Galveston County TX GO	4.000%	2/1/32	1,195	1,270
Garland TX Independent School District GO	5.000%	2/15/22	3,000	3,306
Garland TX Independent School District GO	5.000%	2/15/26	4,125	4,756
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/31	2,875	2,672
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/32	5,320	4,940
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/33	18,100	16,796
Grapevine-Colleyville TX Independent School District GO	5.000%	8/15/23	1,000	1,130
Grapevine-Colleyville TX Independent School District GO	5.000%	8/15/28	3,000	3,458
Harris County TX Cultural Education Facilities Finance Corp. Revenue (St. Luke’s Episcopal Health
System)	5.000%	2/15/19 (ETM)	4,000	4,098
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/23	2,015	2,275
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/24	3,050	3,484

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/28	3,110	3,570
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/29	7,340	8,404
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/30	2,185	2,494
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/26	1,010	1,185
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/27	1,000	1,188
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/28	1,010	1,191
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/29	1,185	1,392
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/31	1,500	1,744
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	4.000%	11/15/32	1,725	1,809
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/33	1,835	2,111
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	4.000%	11/15/34	8,415	8,698
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	4.000%	11/15/35	1,300	1,338
Harris County TX Flood Control District GO	5.000%	10/1/26	6,025	6,947
Harris County TX Flood Control District GO	5.000%	10/1/27	5,000	5,756
Harris County TX Flood Control District GO	5.000%	10/1/28	3,000	3,446
Harris County TX Flood Control District GO	5.000%	10/1/29	10,000	11,609
Harris County TX Flood Control District GO	5.000%	10/1/29	2,000	2,291
Harris County TX Flood Control District Revenue	5.000%	10/1/32	5,015	5,859
Harris County TX Flood Control District Revenue	4.000%	10/1/35	4,115	4,312
Harris County TX Flood Control District Revenue	4.000%	10/1/36	5,865	6,132
Harris County TX GO	5.000%	10/1/20	1,020	1,092
Harris County TX GO	5.000%	10/1/21	8,000	8,574
Harris County TX GO	5.000%	8/15/25	4,050	4,700
Harris County TX GO	5.000%	10/1/25	8,000	9,346
Harris County TX GO	5.000%	10/1/25	5,755	6,706
Harris County TX GO	5.000%	8/15/26	2,500	2,934
Harris County TX GO	5.000%	10/1/27	6,335	7,349
Harris County TX GO	5.000%	10/1/28	6,660	7,697
Harris County TX GO	5.000%	10/1/29	6,490	7,482
Harris County TX GO	5.000%	10/1/30	5,405	6,212
Harris County TX GO	5.000%	8/15/34	3,120	3,536
Harris County TX GO	5.000%	10/1/34	2,700	3,133
Harris County TX GO	5.000%	10/1/35	4,215	4,805
Harris County TX GO	5.000%	10/1/36	6,545	7,451
Harris County TX Health Facilities Development Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.000%	12/1/18 (Prere.)	5,000	5,150
Harris County TX Health Facilities Development Corp. Hospital Revenue (Texas Children’s Hospital)	5.000%	10/1/24	8,500	8,844
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/19 (Prere.)	3,000	3,134
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/19 (Prere.)	6,475	6,764
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/19 (Prere.)	5,665	5,918
3 Harris County TX Metropolitan Transit Authority Revenue TOB VRDO	1.800%	5/7/18	7,745	7,745
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.625%	11/1/18 (Prere.)	4,535	4,621
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.875%	11/1/18 (Prere.)	3,640	3,714
Harris County TX Metropolitan Transportation Authority Lease Revenue	6.000%	11/1/18 (Prere.)	4,295	4,385
Harris County TX Sports Authority Revenue	0.000%	11/15/23 (14)	7,000	5,708
Harris County TX Sports Authority Revenue	5.000%	11/15/24	1,480	1,662
Harris County TX Sports Authority Revenue	5.000%	11/15/25	1,000	1,116
Harris County TX Sports Authority Revenue	5.000%	11/15/26	1,000	1,112
Harris County TX Sports Authority Revenue	5.000%	11/15/27	1,530	1,691
Harris County TX Sports Authority Revenue	5.000%	11/15/28	5,160	5,742
Harris County TX Sports Authority Revenue	5.000%	11/15/29	12,000	13,309
Harris County TX Sports Authority Revenue	5.000%	11/15/30	5,025	5,551
Harris County TX Toll Road Revenue	5.000%	8/15/20	2,000	2,080
Harris County TX Toll Road Revenue	5.000%	8/15/25	3,435	3,798
Harris County TX Toll Road Revenue	5.000%	8/15/27	22,160	24,436
Harris County TX Toll Road Revenue	5.000%	8/15/32	4,015	4,613
Hays County TX GO	5.000%	2/15/26	1,045	1,216
Hays County TX GO	5.000%	2/15/26	1,260	1,469
Hays County TX GO	5.000%	2/15/27	1,030	1,212
Hays County TX GO	5.000%	2/15/27	1,000	1,179
Hays County TX GO	5.000%	2/15/28	1,000	1,173
Hays County TX GO	5.000%	2/15/28	1,695	1,988
Hays County TX GO	5.000%	2/15/29	1,545	1,805
Hays County TX GO	5.000%	2/15/29	1,500	1,750
Hays County TX GO	5.000%	2/15/30	1,750	2,038
Hays County TX GO	5.000%	2/15/30	2,115	2,463
Hays County TX GO	5.000%	2/15/31	1,800	2,084
Hays County TX GO	5.000%	2/15/31	1,545	1,792
Hays County TX GO	5.000%	2/15/32	1,750	2,014
Hays County TX GO	5.000%	2/15/34	1,035	1,182
Houston TX Airport System Revenue	5.000%	7/1/18	1,750	1,759

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Houston TX Airport System Revenue	5.000%	7/1/25	1,030	1,115
Houston TX Airport System Revenue	5.000%	7/1/26	3,000	3,247
Houston TX Airport System Revenue	5.000%	7/1/26	4,650	5,436
Houston TX Airport System Revenue	5.000%	7/1/27	3,500	4,140
Houston TX Airport System Revenue	5.000%	7/1/28	3,700	4,416
Houston TX Community College System Revenue	5.000%	4/15/21 (10)	3,145	3,153
Houston TX GO	5.000%	3/1/21	2,000	2,155
Houston TX GO	5.000%	3/1/22	12,250	13,451
Houston TX GO	5.000%	3/1/22	5,000	5,490
Houston TX GO	5.000%	3/1/22 (Prere.)	8,345	9,189
Houston TX GO	5.000%	3/1/23	4,000	4,466
Houston TX GO	5.000%	3/1/23	8,335	9,178
Houston TX GO	5.000%	3/1/24	1,860	2,106
Houston TX GO	5.000%	3/1/25	1,600	1,838
Houston TX GO	5.000%	3/1/26	10,000	11,221
Houston TX GO	5.000%	3/1/26	10,000	11,652
Houston TX GO	5.000%	3/1/27	9,750	11,315
Houston TX GO	5.000%	3/1/27	6,000	7,072
Houston TX GO	5.000%	3/1/28	10,000	11,685
Houston TX GO	5.000%	3/1/29	6,000	7,001
Houston TX GO	5.000%	3/1/30	4,000	4,445
Houston TX GO	5.000%	3/1/31	5,180	5,941
Houston TX GO	5.000%	3/1/32	3,840	4,384
Houston TX GO	4.000%	3/1/33	5,000	5,278
Houston TX GO	4.000%	3/1/34	5,000	5,239
Houston TX GO	4.000%	3/1/35	3,000	3,132
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/18 (2)	16,285	16,179
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/21 (2)	22,720	20,916
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/26	1,650	1,851
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/28	2,100	2,337
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/29	1,520	1,687
Houston TX Independent School District GO	5.000%	2/15/19	2,000	2,051
Houston TX Independent School District GO	5.000%	2/15/20	6,000	6,319
Houston TX Independent School District GO	5.000%	2/15/21	15,895	17,144
Houston TX Independent School District GO	5.000%	2/15/24	8,030	9,133
Houston TX Independent School District GO	5.000%	2/15/27	10,395	12,143
Houston TX Independent School District GO	5.000%	2/15/28	22,015	25,989
Houston TX Independent School District GO	4.000%	2/15/32	4,000	4,262
Houston TX Independent School District GO PUT	1.375%	6/1/19	10,000	9,938
Houston TX Utility System Revenue	5.000%	5/15/21	2,945	3,191
Houston TX Utility System Revenue	5.000%	5/15/23	7,000	7,855
Houston TX Utility System Revenue	5.000%	11/15/23	3,000	3,395
Houston TX Utility System Revenue	5.000%	5/15/24	9,015	10,260
Houston TX Utility System Revenue	5.000%	5/15/25	6,075	6,903
Houston TX Utility System Revenue	5.000%	11/15/26	1,010	1,186
Houston TX Utility System Revenue	5.000%	11/15/27	6,050	6,879
Houston TX Utility System Revenue	5.250%	11/15/29	13,250	14,289
Houston TX Utility System Revenue	5.000%	11/15/30	14,670	15,961
Houston TX Utility System Revenue	5.000%	11/15/30	15,000	17,440
Houston TX Utility System Revenue	5.000%	11/15/30	8,020	8,731
Houston TX Utility System Revenue	4.000%	11/15/31	17,535	18,508
Houston TX Utility System Revenue	5.000%	11/15/31	10,335	11,237
Houston TX Utility System Revenue	5.000%	11/15/31	10,000	10,873
Houston TX Utility System Revenue	5.000%	11/15/32	10,000	10,866
Houston TX Utility System Revenue	5.000%	11/15/32	8,190	8,899
Houston TX Utility System Revenue	5.000%	11/15/34	3,800	4,282
Houston TX Utility System Revenue	5.000%	11/15/35	30,000	34,222
1 Houston TX Utility System Revenue PUT	2.650%	5/1/20	10,000	10,073
Humble TX Independent School District GO	5.000%	2/15/21	5,125	5,532
Humble TX Independent School District GO	5.500%	2/15/24	14,235	16,605
Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/21	1,850	2,016
Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/22	3,290	3,653
Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/26	14,240	16,726
Klein TX Independent School District GO	5.000%	8/1/35	2,000	2,289
Klein TX Independent School District GO	5.000%	8/1/37	3,000	3,424
Lake Travis TX Independent School District GO	5.000%	2/15/21 (Prere.)	2,665	2,879
Lamar TX Consolidated Independent School District GO	5.000%	2/15/25	5,000	5,772
Laredo TX Community College District GO	5.000%	8/1/22	1,500	1,657
Laredo TX Community College District GO	5.000%	8/1/30	2,000	2,231
Laredo TX Community College District GO	5.000%	8/1/32	1,250	1,389
Laredo TX Community College District GO	5.000%	8/1/34	1,500	1,662

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Leander TX Independent School District GO	0.000%	8/16/24	8,500	7,052
Leander TX Independent School District GO	0.000%	8/16/25	10,000	8,056
Lone Star College System Texas GO	5.000%	2/15/21	3,650	3,938
Lone Star College System Texas GO	5.000%	2/15/21	1,140	1,230
Lone Star College System Texas GO	5.000%	2/15/27	1,790	2,081
Lower Colorado River Authority Texas Revenue	5.000%	5/15/19	1,230	1,269
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	105	108
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.000%	5/15/29	10,000	10,748
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	2,380	2,461
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	9,070	9,382
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	10,000	10,530
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	4,000	4,295
Lower Colorado River Authority Texas Revenue	5.000%	5/15/32	13,955	15,332
Lower Colorado River Authority Texas Revenue	5.000%	5/15/33	8,500	9,318
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	4,000	4,140
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/19	1,300	1,341
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/24	1,075	1,218
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/24	2,295	2,601
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/25	1,350	1,550
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/31	1,635	1,823
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/31	1,350	1,535
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/31	3,000	3,304
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/32	1,420	1,579
Lubbock TX GO	5.000%	2/15/23	700	771
Lubbock TX GO	5.000%	2/15/27	5,735	6,171
Lubbock TX GO	5.000%	2/15/29	4,335	4,660
Lubbock TX GO	5.000%	2/15/30	6,660	7,154
Lubbock TX GO	4.000%	2/15/31	1,500	1,588
Lubbock TX GO	5.000%	2/15/31	4,120	4,422
Lubbock TX GO	4.000%	2/15/32	1,425	1,501
Lubbock TX GO	4.000%	2/15/33	1,000	1,049
Mansfield TX Independent School District GO	4.000%	2/15/29	6,000	6,317
Mansfield TX Independent School District GO	4.000%	2/15/29	6,100	6,423
Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care
Centers Inc. Project)	5.125%	2/15/30	1,000	1,053
Montgomery County TX GO	5.000%	3/1/31	16,450	19,003
Montgomery County TX GO	5.000%	3/1/32	16,910	19,432
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health
System of Texas Obligated Group)	5.000%	8/15/26	2,355	2,738
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health
System of Texas Obligated Group)	5.000%	8/15/27	3,260	3,819
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health
System of Texas Obligated Group)	5.000%	8/15/29	2,010	2,339
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health
System of Texas Obligated Group)	5.000%	8/15/30	2,000	2,318
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health
System of Texas Obligated Group)	4.000%	8/15/33	3,125	3,268
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health
System of Texas Obligated Group)	4.000%	8/15/34	3,000	3,106
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health
System of Texas Obligated Group)	4.000%	8/15/36	3,750	3,835
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health
System of Texas Obligated Group)	4.000%	8/15/37	2,500	2,545
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (MRC
Crestview Project)	4.000%	11/15/26	2,000	2,033
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Wesleyan
Homes Inc. Project)	5.000%	1/1/24	1,300	1,367
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Wesleyan
Homes Inc. Project)	5.250%	1/1/29	1,500	1,598

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Wesleyan
Homes Inc. Project)	5.500%	1/1/35	1,400	1,497
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Children’s
Health System of Texas Project)	4.000%	8/15/35	3,000	3,087
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/29	725	803
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/30	845	930
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/35	1,000	1,073
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Texas A&M
University Project)	5.000%	7/1/25	4,000	3,366
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Texas A&M
University Project)	5.000%	7/1/30	12,500	10,465
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Texas A&M
University Project)	5.000%	7/1/35	15,900	13,226
North East TX Independent School District GO	5.000%	8/1/19	11,455	11,902
North East TX Regional Mobility Authority Revenue	5.000%	1/1/25	1,350	1,521
North East TX Regional Mobility Authority Revenue	5.000%	1/1/26	1,415	1,602
North East TX Regional Mobility Authority Revenue	5.000%	1/1/27	1,485	1,672
North East TX Regional Mobility Authority Revenue	5.000%	1/1/28	1,560	1,747
North East TX Regional Mobility Authority Revenue	5.000%	1/1/29	1,640	1,830
North East TX Regional Mobility Authority Revenue	5.000%	1/1/30	1,470	1,632
North East TX Regional Mobility Authority Revenue	5.000%	1/1/36	9,000	9,868
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/18 (Prere.)	8,040	8,204
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/18 (Prere.)	8,920	9,102
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/18 (Prere.)	6,225	6,352
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/18 (Prere.)	5,250	5,357
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/18 (Prere.)	5,895	6,015
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/18 (Prere.)	7,410	7,561
North Texas Municipal Water District Water System Revenue	5.000%	9/1/20	6,935	7,401
North Texas Municipal Water District Water System Revenue	5.000%	9/1/21	7,275	7,930
North Texas Municipal Water District Water System Revenue	5.000%	9/1/22	6,000	6,661
North Texas Municipal Water District Water System Revenue	5.000%	9/1/23	7,000	7,902
North Texas Tollway Authority System Revenue	6.000%	1/1/19 (Prere.)	2,620	2,691
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	3,150	3,436
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	4,000	4,363
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	9,000	9,847
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	28,500	31,183
North Texas Tollway Authority System Revenue	5.250%	9/1/21 (Prere.)	4,130	4,538
North Texas Tollway Authority System Revenue	5.500%	9/1/21 (Prere.)	1,250	1,383
North Texas Tollway Authority System Revenue	5.000%	1/1/23	7,915	8,840
North Texas Tollway Authority System Revenue	5.000%	1/1/23	1,865	2,072
North Texas Tollway Authority System Revenue	6.250%	2/1/23	46,470	49,586
North Texas Tollway Authority System Revenue	5.000%	1/1/24	9,175	10,400
North Texas Tollway Authority System Revenue	5.000%	1/1/24	1,420	1,599
North Texas Tollway Authority System Revenue	5.000%	1/1/25	8,285	9,354
North Texas Tollway Authority System Revenue	5.000%	1/1/25	3,340	3,836
North Texas Tollway Authority System Revenue	5.000%	1/1/25	2,140	2,441
North Texas Tollway Authority System Revenue	5.000%	1/1/26	10,710	12,049
North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,000	1,111
North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,290	1,428
North Texas Tollway Authority System Revenue	5.000%	1/1/27	3,825	4,416
North Texas Tollway Authority System Revenue	5.000%	1/1/27	4,415	4,947
North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,000	2,266
North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,095	2,411
North Texas Tollway Authority System Revenue	6.000%	1/1/28	600	615
North Texas Tollway Authority System Revenue	5.000%	1/1/29	5,020	5,677
North Texas Tollway Authority System Revenue	5.000%	1/1/30	5,400	5,985
North Texas Tollway Authority System Revenue	5.000%	1/1/30	6,025	6,893
North Texas Tollway Authority System Revenue	5.000%	1/1/30	1,525	1,739
North Texas Tollway Authority System Revenue	5.000%	1/1/31	11,135	12,299
North Texas Tollway Authority System Revenue	5.000%	1/1/31	5,020	5,645
North Texas Tollway Authority System Revenue	5.000%	1/1/31	12,400	13,406
North Texas Tollway Authority System Revenue	5.000%	1/1/31	15,180	16,981
North Texas Tollway Authority System Revenue	5.000%	1/1/31	3,025	3,445
North Texas Tollway Authority System Revenue	5.000%	1/1/31	9,260	10,512
North Texas Tollway Authority System Revenue	4.000%	1/1/32	13,500	14,082
North Texas Tollway Authority System Revenue	5.000%	1/1/32	3,595	4,073
North Texas Tollway Authority System Revenue	5.000%	1/1/32	16,290	18,307
North Texas Tollway Authority System Revenue	5.000%	1/1/32	48,045	53,470

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Texas Tollway Authority System Revenue	5.000%	1/1/32	4,700	5,358
North Texas Tollway Authority System Revenue	4.000%	1/1/33	2,475	2,570
North Texas Tollway Authority System Revenue	5.000%	1/1/33	10,225	11,425
North Texas Tollway Authority System Revenue	5.000%	1/1/33	44,500	49,327
North Texas Tollway Authority System Revenue	5.000%	1/1/33	6,855	7,843
North Texas Tollway Authority System Revenue	5.000%	1/1/33	2,400	2,723
North Texas Tollway Authority System Revenue	4.000%	1/1/34 (4)	2,035	2,117
North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,500	1,685
North Texas Tollway Authority System Revenue	5.000%	1/1/34	7,000	8,304
North Texas Tollway Authority System Revenue	5.000%	1/1/34	33,000	36,392
North Texas Tollway Authority System Revenue	5.000%	1/1/34	4,260	4,846
North Texas Tollway Authority System Revenue	4.000%	1/1/35 (4)	3,000	3,111
North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,000	1,122
North Texas Tollway Authority System Revenue	5.000%	1/1/35	6,500	7,152
North Texas Tollway Authority System Revenue	5.000%	1/1/35	4,500	5,347
North Texas Tollway Authority System Revenue	5.000%	1/1/35	5,000	5,664
North Texas Tollway Authority System Revenue	4.000%	1/1/36	13,245	13,566
North Texas Tollway Authority System Revenue	4.000%	1/1/36 (4)	3,000	3,102
North Texas Tollway Authority System Revenue	5.000%	1/1/36	1,920	2,149
North Texas Tollway Authority System Revenue	5.000%	1/1/36	7,000	7,901
North Texas Tollway Authority System Revenue	4.000%	1/1/37	15,885	16,199
North Texas Tollway Authority System Revenue	5.000%	1/1/37	10,000	11,263
North Texas Tollway Authority System Revenue	5.000%	1/1/38	11,285	12,801
Northside Independent School District Texas GO	5.000%	2/15/23	3,110	3,482
Northside Independent School District Texas GO	5.000%	6/15/23	3,015	3,397
Northside Independent School District Texas GO	5.000%	2/15/24	5,015	5,701
Northside Independent School District Texas GO	4.000%	6/1/27	3,645	3,863
Northside Independent School District Texas GO	4.000%	6/1/28	3,020	3,193
Northwest Independent School District Texas GO	5.000%	2/15/25	10,000	11,538
Northwest Independent School District Texas GO	5.000%	2/15/26	6,380	7,357
Northwest TX Independent School District GO	4.000%	2/15/20	3,240	3,356
Odessa TX Junior College District GO	5.000%	8/15/26	750	869
Odessa TX Junior College District GO	5.000%	8/15/28	660	770
Odessa TX Junior College District GO	4.000%	8/15/35	2,170	2,238
Odessa TX Junior College District GO	4.000%	8/15/36	1,000	1,029
Odessa TX Junior College District GO	4.000%	8/15/37	2,885	2,966
Pasadena TX GO	4.000%	2/15/29	1,000	1,069
Pasadena TX GO	4.000%	2/15/30	1,750	1,862
Pearland TX Independent School District GO	5.000%	2/15/28	1,965	2,283
Pearland TX Independent School District GO	5.000%	2/15/29	1,750	2,027
Pearland TX Independent School District GO	5.000%	2/15/30	1,250	1,443
Plano TX Independent School District GO	5.000%	2/15/21	7,000	7,548
Prosper TX Independent School District GO	5.000%	2/15/37	2,125	2,456
Prosper TX Independent School District GO	5.000%	2/15/38	2,000	2,306
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/25	1,000	1,132
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/26	850	971
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/27	900	1,022
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/28	705	797
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/29	1,420	1,601
Red River TX Education Finance Corp. Revenue (Edwards University Project)	4.000%	6/1/36	1,000	1,009
Richardson TX Independent School District GO	5.000%	2/15/21	3,000	3,239
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/18	18,985	19,136
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/19	22,010	22,917
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/20	9,505	10,176
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/21	3,060	3,352
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/23	215	243
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/20	1,000	1,063
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/20	5,860	6,166
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22	20,160	22,187
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/23	40,030	44,825
San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/28	7,530	8,197
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	2,710	3,041
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/31	3,000	3,358
San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/32	16,950	17,951
San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/33	5,000	5,269
San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/34	10,000	10,465
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/36	4,000	4,568
San Antonio TX Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/25	4,425	5,116
San Antonio TX Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/26	7,000	8,186
San Antonio TX Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/27	1,530	1,811
San Antonio TX GO	5.000%	2/1/23	12,630	14,173

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Antonio TX GO	5.000%	2/1/25	10,000	11,570
San Antonio TX GO	5.000%	2/1/26	5,800	6,707
San Antonio TX GO	5.000%	2/1/26	2,500	2,844
San Antonio TX GO	5.000%	2/1/27	4,915	5,667
San Antonio TX GO	5.000%	2/1/27	1,750	1,989
San Antonio TX GO	5.000%	2/1/28	1,000	1,134
San Antonio TX GO	4.000%	2/1/29	4,395	4,659
San Antonio TX GO	5.000%	2/1/29	1,250	1,414
San Antonio TX Independent School District GO	5.000%	8/15/27	5,870	6,914
San Antonio TX Water Revenue	5.000%	5/15/33	6,210	7,139
San Antonio TX Water Revenue	5.000%	5/15/34	7,000	7,996
San Antonio TX Water Revenue	5.000%	5/15/35	6,500	7,409
2 San Antonio TX Water Revenue	5.000%	5/15/35	2,655	3,075
2 San Antonio TX Water Revenue	5.000%	5/15/36	4,370	5,049
2 San Antonio TX Water Revenue	5.000%	5/15/37	5,075	5,859
2 San Antonio TX Water Revenue	5.000%	5/15/38	5,500	6,334
Socorro TX Independent School District GO	5.000%	8/15/29	3,980	4,706
Socorro TX Independent School District GO	4.000%	8/15/32	3,000	3,226
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/19 (Prere.)	4,375	4,566
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/19 (Prere.)	2,250	2,348
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/19 (Prere.)	9,100	9,498
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/25	750	868
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/25	4,345	5,031
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/26	700	819
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/28	650	763
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/29	1,500	1,754
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	4.000%	10/1/35	2,200	2,316
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	4.000%	10/1/36	2,710	2,847
Spring Branch TX Independent School District GO	5.000%	2/1/20	3,830	4,030
Spring Branch TX Independent School District GO	5.000%	2/1/21	2,500	2,695
Spring TX Independent School District GO	5.000%	8/15/24	5,080	5,827
Spring TX Independent School District GO	5.000%	8/15/25	3,655	4,255
Spring TX Independent School District GO	5.000%	8/15/28	2,170	2,519
Spring TX Independent School District GO	5.000%	8/15/28	7,850	9,133
Spring TX Independent School District GO	5.000%	8/15/29	4,315	5,004
Spring TX Independent School District GO	5.000%	8/15/32	6,165	7,084
Spring TX Independent School District GO	5.000%	8/15/33	8,565	9,867
Spring TX Independent School District GO	5.000%	8/15/34	8,995	10,299
Spring TX Independent School District GO	5.000%	8/15/35	6,000	6,870
Spring TX Independent School District GO	5.000%	8/15/36	6,915	7,901
Spring TX Independent School District GO	5.000%	8/15/37	5,000	5,709
Stephen F Austin TX State University Revenue	5.000%	10/15/25	620	718
Stephen F Austin TX State University Revenue	5.000%	10/15/26	1,855	2,172
Stephen F Austin TX State University Revenue	5.000%	10/15/29	1,000	1,158
Sugar Land TX GO	5.000%	2/15/20 (Prere.)	3,445	3,628
Sugar Land TX GO	4.000%	2/15/32	1,500	1,601
Sugar Land TX GO	4.000%	2/15/34	1,000	1,056
Sugar Land TX GO	4.000%	2/15/35	1,300	1,369
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott &
White Healthcare Project)	5.000%	11/15/28	3,765	4,331
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott &
White Healthcare Project)	5.000%	11/15/29	5,550	6,363
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott &
White Healthcare Project)	5.000%	11/15/30	3,055	3,491
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott &
White Healthcare Project)	5.000%	11/15/31	1,520	1,729
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott &
White Healthcare Project)	5.000%	11/15/32	2,750	3,117
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott &
White Healthcare Project)	4.000%	11/15/34	3,000	3,077
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott &
White Healthcare Project)	4.000%	11/15/35	3,500	3,575
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott &
White Healthcare Project)	4.000%	11/15/36	2,000	2,039
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.250%	10/1/31	21,880	24,543
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Scott & White
Healthcare Project)	5.000%	8/15/20 (Prere.)	2,985	3,181
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Scott & White
Healthcare Project)	5.000%	8/15/20 (Prere.)	23,855	25,479

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Scott & White
Healthcare Project)	5.000%	8/15/20 (Prere.)	13,495	14,382
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/18	9,000	9,045
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/19	9,455	9,779
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	16,500	16,952
Texas A&M University System Permanent University Fund Revenue	5.000%	7/1/19	3,335	3,458
Texas A&M University System Permanent University Fund Revenue	5.000%	7/1/24	3,130	3,603
Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/21	9,425	10,248
Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/22	10,935	12,147
Texas A&M University System Revenue Financing System Revenue	5.000%	7/1/21 (Prere.)	3,940	4,297
Texas GO	5.000%	10/1/20	3,845	4,118
Texas GO	5.000%	10/1/20	3,000	3,213
Texas GO	5.000%	4/1/21	5,150	5,577
Texas GO	5.000%	10/1/22	19,055	21,270
Texas GO	5.000%	10/1/24	4,000	4,610
Texas GO	5.000%	10/1/25	5,420	6,340
Texas GO	5.000%	10/1/26	8,000	9,204
Texas GO	5.000%	4/1/27	10,000	11,331
Texas GO	5.000%	10/1/27	5,295	6,082
Texas GO	5.000%	10/1/27	33,600	38,230
Texas GO	5.000%	10/1/28	31,975	36,306
Texas GO	5.000%	10/1/30	16,745	19,836
Texas GO	5.000%	10/1/33	7,455	8,723
Texas GO	5.000%	10/1/35	21,475	24,860
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/20	5,000	5,329
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/21	6,000	6,514
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/21	10,820	11,839
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/22	4,400	4,855
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/22	4,040	4,483
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/23	8,000	8,812
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23	1,650	1,856
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/25	5,000	5,482
Texas Municipal Gas Acquisition & Supply Corp. Revenue	6.250%	12/15/26	32,710	38,066
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/27	12,000	13,109
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/28	1,285	1,400
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/29	21,255	23,114
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/31	12,150	13,158
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/32	2,575	2,783
Texas Municipal Power Agency Revenue	5.000%	9/1/26	450	480
Texas Municipal Power Agency Revenue	5.000%	9/1/28	600	640
Texas Municipal Power Agency Revenue	5.000%	9/1/29	450	480
Texas Municipal Power Agency Revenue	5.000%	9/1/30	500	533
Texas Municipal Power Agency Revenue	5.000%	9/1/31	550	586
Texas Municipal Power Agency Revenue	5.000%	9/1/32	475	506
Texas Municipal Power Agency Revenue	5.000%	9/1/33	500	531
Texas Municipal Power Agency Revenue	5.000%	9/1/34	1,000	1,061
Texas Municipal Power Agency Revenue	5.000%	9/1/35	700	742
Texas Municipal Power Agency Revenue	5.000%	9/1/36	785	832
Texas Municipal Power Agency Revenue	5.000%	9/1/37	590	625
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31	32,000	34,804
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/32	47,510	52,858
Texas Public Finance Authority GO	4.000%	10/1/33	3,500	3,729
Texas State University System Financing System Revenue	5.000%	3/15/25	750	841
Texas State University System Financing System Revenue	5.000%	3/15/27	1,200	1,345
Texas State University System Financing System Revenue	5.000%	3/15/28	3,870	4,199
Texas State University System Financing System Revenue	5.000%	3/15/30	3,255	3,532
Texas State University System Financing System Revenue	5.000%	3/15/31	4,480	4,856
Texas State University System Financing System Revenue	5.000%	3/15/33	1,500	1,727
Texas State University System Financing System Revenue	5.000%	3/15/34	1,200	1,374
Texas State University System Financing System Revenue	5.000%	3/15/35	1,500	1,713
Texas State University System Financing System Revenue	5.000%	3/15/36	1,500	1,709
Texas Transportation Commission GO	5.000%	4/1/20	9,500	10,049
Texas Transportation Commission GO	5.000%	10/1/20	14,910	15,970
Texas Transportation Commission GO	5.000%	4/1/21	5,500	5,957
Texas Transportation Commission GO	5.000%	4/1/21	4,800	5,198
Texas Transportation Commission GO	5.000%	10/1/21	3,500	3,833
Texas Transportation Commission GO	5.000%	4/1/22	10,245	11,327
Texas Transportation Commission GO	5.000%	4/1/22	5,000	5,528
Texas Transportation Commission GO	5.000%	4/1/22	14,000	15,479
Texas Transportation Commission GO	5.000%	10/1/22	7,000	7,814
Texas Transportation Commission GO	5.000%	10/1/23	13,060	14,831

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Transportation Commission GO	5.000%	4/1/24	6,040	6,908
Texas Transportation Commission GO	5.000%	10/1/24	20,670	23,820
Texas Transportation Commission GO	5.000%	4/1/25	10,050	11,471
Texas Transportation Commission GO	5.000%	10/1/25	16,250	19,007
Texas Transportation Commission GO	5.000%	10/1/25	33,710	38,847
Texas Transportation Commission GO	5.000%	4/1/26	13,550	15,441
Texas Transportation Commission GO	5.000%	10/1/32	12,145	14,266
Texas Transportation Commission Mobility Fund GO	5.000%	10/1/34	11,500	13,374
Texas Transportation Commission Revenue	5.000%	10/1/19	10,000	10,449
Texas Transportation Commission Revenue	5.000%	10/1/20	20,750	22,225
Texas Transportation Commission Revenue	5.000%	4/1/21	21,245	23,009
Texas Transportation Commission Revenue	5.000%	4/1/22	13,550	14,987
Texas Transportation Commission Revenue	5.000%	4/1/23	4,500	5,064
Texas Transportation Commission Revenue	5.000%	10/1/24	35,045	40,319
Texas Transportation Commission Revenue	5.000%	10/1/25	25,405	29,697
Texas Transportation Commission Revenue PUT	4.000%	10/1/21	11,530	12,178
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/29	4,050	4,467
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/30	10,385	11,423
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/31	36,165	39,692
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/32	40,730	44,581
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/32	15,000	16,598
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33	54,915	59,945
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34	10,135	11,039
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37	15,000	16,401
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/20 (ETM)	3,515	3,347
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/20 (2)	6,485	6,152
Texas Water Development Board Revenue	4.000%	4/15/20	2,300	2,392
Texas Water Development Board Revenue	5.000%	7/15/20	3,800	3,949
Texas Water Development Board Revenue	5.000%	10/15/20	1,000	1,071
Texas Water Development Board Revenue	5.000%	4/15/21	3,000	3,250
Texas Water Development Board Revenue	5.000%	4/15/21	4,950	5,362
Texas Water Development Board Revenue	5.000%	10/15/21	3,300	3,614
Texas Water Development Board Revenue	5.000%	4/15/23	16,195	18,223
Texas Water Development Board Revenue	5.000%	4/15/25	5,500	6,376
Texas Water Development Board Revenue	5.000%	10/15/25	2,650	3,096
Texas Water Development Board Revenue	5.000%	4/15/26	4,670	5,489
Texas Water Development Board Revenue	5.000%	8/1/26	7,500	8,846
Texas Water Development Board Revenue	5.000%	4/15/27	5,000	5,948
Texas Water Development Board Revenue	5.000%	8/1/27	4,750	5,673
Texas Water Development Board Revenue	5.000%	4/15/28	7,500	8,972
Texas Water Development Board Revenue	5.000%	8/1/28	4,000	4,763
Texas Water Development Board Revenue	5.000%	4/15/29	6,750	8,050
Texas Water Development Board Revenue	5.000%	10/15/31	8,000	9,153
2 Texas Water Development Board Revenue	4.000%	10/15/32	7,000	7,455
2 Texas Water Development Board Revenue	4.000%	10/15/33	4,980	5,264
Texas Water Development Board Revenue	5.000%	8/1/34	3,435	3,986
Texas Water Development Board Revenue	4.000%	10/15/35	9,000	9,516
Texas Water Development Board Revenue	4.000%	10/15/36	3,815	4,013
Texas Water Financial Assistance GO	5.000%	8/1/20	2,000	2,079
Texas Water Financial Assistance GO	5.000%	8/1/30	3,800	4,130
Tomball TX Independent School District GO	5.000%	2/15/19	3,210	3,291
Tomball TX Independent School District GO	5.000%	2/15/23	5,000	5,599
Tomball TX Independent School District GO	5.000%	2/15/24	10,000	11,356
Travis TX GO	5.000%	3/1/27	2,500	2,919
Travis TX GO	5.000%	3/1/28	6,100	7,098
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/27	6,940	8,141
University of Houston Texas Revenue	5.000%	2/15/21 (Prere.)	4,745	5,119
University of Houston Texas Revenue	5.000%	2/15/21 (Prere.)	255	274
University of Houston Texas Revenue	4.750%	2/15/28 (4)	1,255	1,258
University of Houston Texas Revenue	4.000%	2/15/29	4,340	4,649
University of Houston Texas Revenue	4.000%	2/15/31	4,865	5,152
University of Houston Texas Revenue	4.000%	2/15/32	11,375	12,005
University of Houston Texas Revenue	4.000%	2/15/32	4,875	5,129
University of Houston Texas Revenue	4.000%	2/15/33	10,000	10,519
University of Houston Texas Revenue	4.000%	2/15/35	15,080	15,715
University of North Texas Revenue	5.000%	4/15/32	3,455	4,017
University of North Texas Revenue	5.000%	4/15/33	1,000	1,159
University of North Texas Revenue	5.000%	4/15/34	1,125	1,296
University of North Texas Revenue	5.000%	4/15/35	1,665	1,913
University of Texas Permanent University Fund Revenue	5.000%	7/1/26	6,250	7,255
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	2,725	2,835

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	4,370	4,667
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	2,700	2,884
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21	4,120	4,503
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21	4,515	4,935
University of Texas System Revenue Financing System Revenue	5.000%	8/15/22	5,000	5,576
University of Texas System Revenue Financing System Revenue	5.000%	8/15/22 (Prere.)	9,835	10,977
University of Texas System Revenue Financing System Revenue	5.000%	8/15/22 (Prere.)	4,180	4,665
University of Texas System Revenue Financing System Revenue	5.000%	8/15/23	9,010	10,228
University of Texas System Revenue Financing System Revenue	5.000%	8/15/25	10,000	11,714
University of Texas System Revenue Financing System Revenue	5.000%	8/15/26	6,500	7,720
University of Texas System Revenue Financing System Revenue	5.000%	8/15/27	4,000	4,817
University of Texas System Revenue Financing System Revenue	5.000%	8/15/29	2,500	2,985
West Travis County TX Public Utility Agency Revenue	5.000%	8/15/26 (15)	1,115	1,299
West Travis County TX Public Utility Agency Revenue	5.000%	8/15/28 (15)	1,615	1,895
West Travis County TX Public Utility Agency Revenue	4.000%	8/15/33 (15)	1,025	1,074
West Travis County TX Public Utility Agency Revenue	4.000%	8/15/34 (15)	1,455	1,513
Williamson County TX GO	5.000%	2/15/23	6,000	6,618
Ysleta TX Independent School District GO	5.000%	8/15/34	1,750	1,997
Ysleta TX Independent School District GO	5.000%	8/15/35	2,080	2,367
Ysleta TX Independent School District GO	5.000%	8/15/37	2,350	2,663
				4,946,161
Utah (0.4%)
Alpine UT School District GO	5.000%	3/15/20	12,135	12,811
Central Utah Water Conservancy District GO	5.000%	4/1/26	6,155	6,648
Central Utah Water Conservancy District GO	5.000%	4/1/27	4,000	4,320
Central Utah Water Conservancy District GO	5.000%	4/1/28	3,000	3,239
Central Utah Water Conservancy District GO	5.000%	4/1/28	765	826
Central Utah Water Conservancy District GO	5.000%	4/1/29	7,000	7,556
Central Utah Water Conservancy District GO	5.000%	10/1/32	5,640	6,211
Central Utah Water Conservancy District Revenue	4.000%	10/1/32	4,080	4,381
Central Utah Water Conservancy District Revenue	4.000%	10/1/33	2,555	2,733
Central Utah Water Conservancy District Revenue	4.000%	10/1/34	4,000	4,235
Central Utah Water Conservancy District Revenue	4.000%	10/1/35	3,000	3,169
Central Utah Water Conservancy District Revenue	4.000%	10/1/36	3,345	3,525
Central Utah Water Conservancy District Revenue	4.000%	10/1/37	2,600	2,738
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/22	2,000	2,011
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/23	1,045	1,051
Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/33	1,005	1,066
Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/34	1,000	1,055
Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/35	1,350	1,420
Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/36	1,000	1,050
Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/37	1,440	1,510
Riverton UT Hospital Revenue (IHC Health Services Inc.)	5.000%	8/15/19	2,100	2,182
Salt Lake & Sandy UT Metropolitan Water District Revenue	5.000%	7/1/32	2,000	2,199
Salt Lake City UT Airport Revenue	5.000%	7/1/33	1,680	1,931
Salt Lake City UT Airport Revenue	5.000%	7/1/34	1,650	1,886
Salt Lake City UT Airport Revenue	5.000%	7/1/36	1,300	1,479
Salt Lake City UT Airport Revenue	5.000%	7/1/37	1,610	1,830
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/29	1,095	1,293
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/31	1,275	1,494
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/32	1,000	1,164
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/34	1,000	1,152
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/35	1,085	1,249
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/36	1,250	1,436
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/37	1,160	1,331
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/22 (Prere.)	4,060	4,516
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/22 (Prere.)	4,260	4,739
Utah Board of Regents Student Loan Revenue	5.000%	11/1/22	10,800	11,605
Utah Board of Regents Student Loan Revenue	5.000%	11/1/23	4,200	4,512
Utah GO	4.500%	7/1/19	11,200	11,552
Utah GO	5.000%	7/1/21	5,200	5,676
Utah GO	5.000%	7/1/22	5,100	5,684
Utah GO	5.000%	7/1/23	14,500	16,456
Utah GO	5.000%	7/1/24	9,000	10,378
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,390	1,598
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	2,230	2,555
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28	2,250	2,571
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29	9,005	10,257
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29	3,100	3,324
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	6,680	7,585
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	4,515	5,115

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	10,330	11,673
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/33	10,510	11,834
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/34	7,105	7,985
Washington County UT School District GO	5.000%	3/1/21	6,150	6,650
				238,446
Vermont (0.1%)
Vermont Educational & Health Buildings Financing Agency Hospital Revenue (Fletcher Allen Health
Care Project)	5.000%	6/1/18 (Prere.)	8,000	8,021
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/31	1,180	1,273
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/32	1,290	1,387
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/33	1,405	1,505
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/34	1,530	1,633
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/35	2,660	2,833
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/36	2,795	2,973
Vermont Educational & Health Buildings Financing Agency Revenue (Middlebury College Project)	5.000%	11/1/31	4,130	4,555
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont Health
Network)	5.000%	12/1/34	7,910	8,827
Vermont Municipal Bond Bank Revenue	5.000%	10/1/27	2,230	2,658
Vermont Municipal Bond Bank Revenue	5.000%	10/1/28	3,575	4,235
Vermont Municipal Bond Bank Revenue	5.000%	10/1/29	1,400	1,652
Vermont Municipal Bond Bank Revenue	5.000%	10/1/30	2,275	2,676
Vermont Municipal Bond Bank Revenue	5.000%	10/1/31	2,140	2,508
Vermont Municipal Bond Bank Revenue	5.000%	10/1/32	1,465	1,708
Vermont Municipal Bond Bank Revenue	4.000%	10/1/33	1,050	1,111
				49,555
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	4,500	4,421

Virginia (2.2%)
Arlington County VA GO	5.000%	8/15/19	1,000	1,041
Chesapeake VA GO	5.000%	8/1/26	3,670	4,359
Chesapeake VA GO	5.000%	8/1/29	3,045	3,634
Chesapeake VA Toll Road Revenue	5.000%	7/15/23	1,600	1,788
Chesterfield County VA Water & Sewer Revenue	5.000%	11/1/21	3,860	4,244
Chesterfield County VA Water & Sewer Revenue	5.000%	11/1/22	6,000	6,727
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/22	7,945	8,847
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/24	5,195	5,950
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/33	2,000	2,250
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
(Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	9,730	10,289
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
(Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	5,000	5,287
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
(Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	4,890	5,171
Fairfax County VA GO	4.000%	10/1/19	5,800	5,977
Fairfax County VA GO	5.000%	10/1/20	6,000	6,438
Fairfax County VA GO	5.000%	10/1/21	1,000	1,098
Fairfax County VA GO	5.000%	10/1/23	10,000	11,411
Fairfax County VA GO	4.000%	10/1/25	4,000	4,412
Fairfax County VA GO	5.000%	10/1/25	4,000	4,615
Fairfax County VA GO	5.000%	10/1/25	5,000	5,848
Fairfax County VA GO	4.000%	10/1/30	11,420	12,475
Fairfax County VA GO	4.000%	10/1/31	11,420	12,391
Fairfax County VA GO	4.000%	10/1/32	10,000	10,777
Fairfax County VA Industrial Development Authority Health Care Revenue (Inova Health System
Obligated Group)	5.000%	5/15/19 (Prere.)	2,000	2,064
Fairfax County VA Public Improvement GO	5.000%	10/1/21	4,315	4,739
Fairfax County VA Public Improvement GO	5.000%	10/1/21 (Prere.)	7,315	8,005
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	2,500	2,771
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue (MediCorp Health
System Obligated Group)	5.250%	6/15/23	2,500	2,784
Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/37	7,260	8,444
Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/38	2,365	2,744
Hampton VA GO	5.000%	1/15/20	3,000	3,068
Henrico County VA GO	5.000%	7/15/21	4,900	5,354
Henrico County VA Water & Sewer Revenue	5.000%	5/1/28	3,175	3,730
Newport News VA Economical Development Authority Residential Care Facilities Revenue	5.000%	12/1/24	1,720	1,882
Newport News VA Economical Development Authority Residential Care Facilities Revenue	5.000%	12/1/25	1,750	1,915
Newport News VA GO	5.000%	8/1/28	2,975	3,564
Newport News VA GO	5.000%	8/1/29	2,970	3,539
Norfolk VA GO	5.000%	9/1/25	2,750	3,159

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Norfolk VA GO	5.000%	9/1/26	5,485	6,290
Norfolk VA GO	5.000%	9/1/27	4,410	5,052
Norfolk VA GO	5.000%	9/1/28	5,345	6,109
Norfolk VA GO	5.000%	9/1/29	2,000	2,281
Norfolk VA GO	5.000%	9/1/30	2,000	2,276
Norfolk VA GO	5.000%	9/1/31	3,000	3,405
Norfolk VA GO	5.000%	9/1/32	3,000	3,397
Norfolk VA GO	5.000%	9/1/33	2,000	2,258
Norfolk VA GO	5.000%	9/1/34	3,000	3,380
Norfolk VA GO	5.000%	9/1/35	3,000	3,375
Norfolk VA Water Revenue	5.000%	11/1/19	2,615	2,737
Norfolk VA Water Revenue	5.000%	11/1/25	15,935	18,726
Norfolk VA Water Revenue	5.000%	11/1/26	8,705	10,354
Norfolk VA Water Revenue	5.000%	11/1/33	3,760	4,411
Norfolk VA Water Revenue	5.000%	11/1/34	2,800	3,265
Norfolk VA Water Revenue	5.000%	11/1/35	1,975	2,298
Norfolk VA Water Revenue	5.000%	11/1/36	2,075	2,403
Norfolk VA Water Revenue	5.000%	11/1/37	2,180	2,522
Richmond VA GO	5.000%	3/1/24	1,100	1,254
Richmond VA GO	5.000%	3/1/25	2,500	2,894
Richmond VA GO	5.000%	3/1/26	3,310	3,885
Richmond VA GO	5.000%	3/1/27	2,675	3,181
Richmond VA GO	5.000%	3/1/28	2,025	2,434
Richmond VA GO	5.000%	3/1/29	2,500	3,034
Richmond VA GO	5.000%	3/1/30	1,800	2,205
Richmond VA GO	5.000%	3/1/31	1,100	1,355
Richmond VA Public Utility Revenue	5.000%	1/15/28	4,000	4,681
Richmond VA Public Utility Revenue	5.000%	1/15/29	10,000	11,665
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/21	2,500	2,714
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/22	3,040	3,367
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/25	10,405	11,060
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/25	1,400	1,531
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/26	1,475	1,608
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/25	1,000	1,125
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/26	1,700	1,925
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/27	1,500	1,697
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/28	1,550	1,745
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/33	1,000	1,101
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/34	2,500	2,739
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/35	2,500	2,733
Virginia Beach VA GO	4.000%	9/15/20	6,195	6,493
Virginia Beach VA GO	5.000%	5/1/22	4,300	4,776
Virginia Beach VA GO	5.000%	5/1/23	4,300	4,862
Virginia Beach VA GO	5.000%	5/1/24	4,300	4,937
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	10,415	10,668
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	17,540	18,925
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21 (Prere.)	5,840	6,303
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/22	1,000	1,103
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/28	10,000	11,789
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/29	16,065	17,305
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/30	4,080	4,351
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/31	4,300	4,568
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/32	20,225	21,398
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/33	21,035	22,181

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/33	35,505	37,656
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/34	22,500	23,722
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/19	2,000	2,083
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/20	3,715	3,971
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	18,000	20,078
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/30	4,515	4,818
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/32	4,900	5,184
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/19	7,475	7,798
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/20	2,500	2,640
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/20	5,000	5,349
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/21	4,400	4,760
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/21 (Prere.)	13,765	14,963
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/21 (Prere.)	30,140	32,762
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/21 (Prere.)	31,550	34,295
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/21	2,000	2,188
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/22	2,000	2,206
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/22 (Prere.)	10,000	11,104
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/22 (Prere.)	21,000	23,319
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/22 (Prere.)	12,560	13,947
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22 (Prere.)	5,040	5,634
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22 (Prere.)	2,100	2,347
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22 (Prere.)	1,800	2,012
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22 (Prere.)	5,035	5,628
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22 (Prere.)	2,000	2,236
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22 (Prere.)	5,260	5,880
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22 (Prere.)	2,790	3,119
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/23	10,000	11,257
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/23	7,960	8,960
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/25	4,080	4,734
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/25	15,015	17,516
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/26	9,155	10,759
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/26	15,000	17,628
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/26	3,015	3,549
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/26	10,000	11,819
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/27	13,000	15,445
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/27	4,570	5,440
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/27	10,000	11,956
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/28	11,990	14,325
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/28	5,050	6,039
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/29	6,000	7,148
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/29	8,465	9,915
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/30	10,190	10,933
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/30	2,000	2,339
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/31	7,000	7,400
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/31	10,600	11,321
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/32	11,855	12,565
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/32	11,020	11,707
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/34	8,790	9,246
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	8,070	8,468
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	10,000	10,495
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/36	9,250	9,683
Virginia Commonwealth University Health System Authority Revenue	4.000%	7/1/35	1,895	1,961
Virginia Commonwealth University Health System Authority Revenue	4.000%	7/1/35	2,000	2,070
Virginia Commonwealth University Health System Authority Revenue	4.000%	7/1/36	3,000	3,098
Virginia Commonwealth University Health System Authority Revenue	4.000%	7/1/36	1,800	1,859
Virginia Commonwealth University Health System Authority Revenue	4.000%	7/1/37	3,100	3,198
Virginia Commonwealth University Health System Authority Revenue	4.000%	7/1/37	1,500	1,548
Virginia GO	4.000%	6/1/19	14,380	14,723
Virginia GO	4.000%	6/1/20	14,530	15,158
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19	11,000	11,425
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19	8,290	8,610
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/20	7,660	8,169
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/20	8,715	9,294
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/21 (Prere.)	11,540	12,608

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/21	8,055	8,792
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/21	9,165	10,004
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/24	8,500	9,748
2 Virginia Public Building Authority Revenue	5.000%	8/1/26	3,470	4,081
Virginia Public School Authority Revenue	5.000%	3/1/19	3,705	3,805
Virginia Public School Authority Revenue	4.000%	8/1/20	8,000	8,352
Virginia Public School Authority Revenue	5.000%	8/1/20	2,500	2,599
Virginia Public School Authority Revenue	5.000%	3/1/21	3,670	3,971
Virginia Public School Authority Revenue	5.000%	3/1/22	3,780	4,180
Virginia Public School Authority Revenue	5.000%	8/1/26	6,500	7,704
Virginia Public School Authority Revenue	5.000%	8/1/29	8,500	10,019
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/20	5,705	6,042
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/21	11,000	11,912
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/22	8,500	9,503
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/22	7,760	8,676
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/23	9,985	11,355
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/23	5,870	6,676
Virginia Resources Authority Infrastructure Revenue	5.000%	11/1/20	3,625	3,896
Virginia Upper Occoquan Sewage Authority Revenue	4.000%	7/1/32	1,180	1,252
Winchester VA Economic Development Authority Hospital Revenue (Valley Health Obligated Group)	5.000%	1/1/31	3,000	3,390
Winchester VA Economic Development Authority Hospital Revenue (Valley Health Obligated Group)	5.000%	1/1/32	2,115	2,375
Winchester VA Economic Development Authority Hospital Revenue (Valley Health Obligated Group)	5.000%	1/1/33	2,500	2,793
Winchester VA Economic Development Authority Hospital Revenue (Valley Health Obligated Group)	5.000%	1/1/34	3,000	3,336
				1,255,450
Washington (3.2%)
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/25	1,010	1,186
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/27	1,260	1,491
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/28	1,020	1,202
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/29	1,250	1,468
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/30	2,190	2,563
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/31	1,500	1,749
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/32	2,520	2,928
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/33	2,500	2,895
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/34	4,520	5,205
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/36	3,420	3,921
Clark County WA School District No. 117 GO	5.000%	12/1/31	7,000	8,235
Clark County WA School District No. 117 GO	5.000%	12/1/32	8,000	9,374
Energy Northwest Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/28	5,100	6,065
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/19	25,500	26,426
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20	20,115	21,417
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/22	3,250	3,609
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/23	3,605	4,073
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/24	1,250	1,434
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/30	3,250	3,716
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/30	6,000	6,779
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31	1,000	1,140
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31	10,000	11,237
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/32	5,000	5,604
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/24	1,625	1,864
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/25	5,410	6,284
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/25	12,580	14,613
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/26	13,115	14,231
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/27	19,000	21,697
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/27	19,785	23,273
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/28	13,000	14,806
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/27	1,000	1,132
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/28	1,000	1,126
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/29	1,200	1,347
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/30	1,575	1,763
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/31	1,625	1,803
King County WA (Bellevue School District) GO	5.000%	6/1/21 (Prere.)	16,505	17,961
King County WA (Bellevue School District) GO	5.000%	6/1/21 (Prere.)	17,335	18,865
King County WA (Bellevue School District) GO	5.000%	6/1/21 (Prere.)	18,200	19,806
King County WA GO	5.000%	7/1/20	5,075	5,409
King County WA GO	4.000%	12/1/32	3,300	3,501
King County WA School District No. 405 GO	5.000%	12/1/21	1,800	1,978
King County WA School District No. 405 GO	5.000%	12/1/23	4,200	4,784
King County WA School District No. 411 GO	4.000%	12/1/28	11,910	12,704
King County WA School District No. 414 GO	5.000%	6/1/19	1,620	1,675
King County WA School District No. 414 GO	5.000%	12/1/19	4,815	5,050
King County WA School District No. 414 GO	5.000%	12/1/20	5,615	6,042

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
King County WA School District No. 414 GO	5.000%	12/1/21	14,760	16,240
King County WA Sewer Revenue	5.000%	1/1/20	4,000	4,205
King County WA Sewer Revenue	4.000%	7/1/32	5,450	5,785
King County WA Sewer Revenue	4.000%	7/1/32	7,225	7,633
King County WA Sewer Revenue	4.000%	7/1/33	12,500	13,222
Kitsap County WA School District No. 401 GO	4.000%	12/1/32	1,000	1,066
Kitsap County WA School District No. 401 GO	4.000%	12/1/34	1,555	1,635
Northwest Energy Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/28	8,500	9,371
Northwest Energy Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/33	8,445	9,833
Northwest Energy Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/34	6,000	6,945
Northwest Energy Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/35	26,210	30,268
Pierce County WA School District No. 10 (Tacoma) GO	4.000%	6/1/20	2,000	2,084
Pierce County WA School District No. 10 (Tacoma) GO	5.000%	12/1/20	3,600	3,872
Pierce County WA School District No. 3 Puyallup GO	5.000%	12/1/25	6,500	7,250
Pierce County WA School District No. 320 (Sumner) GO	5.000%	12/1/28	10,575	12,438
Pierce County WA School District No. 402 GO	4.000%	12/1/32	1,455	1,558
Pierce County WA School District No. 402 GO	4.000%	12/1/34	3,080	3,251
Pierce County WA School District No. 402 GO	4.000%	12/1/35	2,615	2,742
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/20	3,000	3,218
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/22	5,525	5,908
Port of Seattle WA Revenue	5.000%	6/1/22	2,000	2,115
Port of Seattle WA Revenue	5.000%	2/1/25	1,695	1,944
Port of Seattle WA Revenue	5.000%	3/1/25	1,500	1,707
Port of Seattle WA Revenue	5.000%	2/1/26	2,695	3,136
Port of Seattle WA Revenue	5.000%	3/1/26	1,025	1,163
Port of Seattle WA Revenue	5.000%	3/1/27	1,000	1,131
Port of Seattle WA Revenue	5.000%	8/1/27	8,650	9,494
Port of Seattle WA Revenue	5.000%	3/1/28	1,750	1,974
Port of Seattle WA Revenue	5.000%	8/1/28	7,485	8,196
Port of Seattle WA Revenue	5.000%	3/1/29	2,015	2,267
Port of Seattle WA Revenue	5.000%	3/1/30	2,000	2,244
Port of Seattle WA Revenue	5.000%	6/1/30	6,000	6,320
Port of Seattle WA Revenue	5.000%	8/1/30	8,000	8,727
Port of Seattle WA Revenue	5.000%	8/1/31	5,500	5,988
Seattle WA GO	5.000%	6/1/21	16,395	17,862
Seattle WA GO	5.000%	6/1/23	7,315	8,291
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/20	7,945	8,367
Seattle WA Water System Revenue	5.000%	5/1/24	12,610	14,424
Skagit County WA Public Hospital District Revenue	4.000%	12/1/24	2,295	2,395
Skagit County WA Public Hospital District Revenue	4.000%	12/1/25	3,760	3,925
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/29	3,700	4,172
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/30	3,000	3,374
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/31	3,650	4,098
Tobacco Settlement Authority Washington Revenue	5.000%	6/1/27	10,000	10,020
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/28	17,670	17,728
University of Washington Revenue	5.000%	7/1/27	6,925	7,666
University of Washington Revenue	5.000%	4/1/28	10,195	11,011
University of Washington Revenue	5.000%	7/1/28	11,490	12,720
University of Washington Revenue	5.000%	7/1/29	7,500	8,299
University of Washington Revenue	5.000%	4/1/30	9,315	10,058
University of Washington Revenue	5.000%	7/1/30	10,495	11,565
University of Washington Revenue	5.000%	4/1/31	10,500	11,313
University of Washington Revenue	5.000%	4/1/32	11,375	12,246
University of Washington Revenue	5.000%	7/1/32	5,000	5,500
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/19 (Prere.)	3,185	3,309
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	5,780	6,154
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/23	5,435	6,044
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/25	5,260	5,822
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/26	6,175	6,817
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	14,900	17,094
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	5,000	5,736
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28	19,725	22,591
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/29	10,545	11,380
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/30	7,525	8,112
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	23,685	25,208
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33	6,800	7,574
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/34	11,640	12,917
Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical
Research Properties 2)	5.000%	6/1/27	1,410	1,610
Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical
Research Properties 2)	5.000%	6/1/29	1,435	1,628

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical
Research Properties 2)	5.000%	6/1/31	2,165	2,442
Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical
Research Properties 2)	5.000%	6/1/32	1,460	1,642
Washington GO	5.000%	2/1/19 (Prere.)	6,790	6,953
Washington GO	5.000%	7/1/19	6,940	7,193
Washington GO	5.000%	8/1/19 (Prere.)	4,845	5,033
Washington GO	0.000%	6/1/20 (14)	5,500	5,267
Washington GO	5.000%	7/1/20	10,720	11,414
Washington GO	5.000%	8/1/20	4,730	5,047
Washington GO	5.000%	2/1/21 (Prere.)	10,000	10,792
Washington GO	5.000%	2/1/21 (Prere.)	9,650	10,415
Washington GO	5.000%	8/1/21	5,700	6,224
Washington GO	5.000%	8/1/21	5,600	6,114
Washington GO	5.000%	8/1/21 (Prere.)	20,980	22,921
Washington GO	5.000%	2/1/22 (Prere.)	6,170	6,807
Washington GO	5.000%	7/1/22	9,845	10,952
Washington GO	5.000%	7/1/22	23,500	26,143
Washington GO	5.000%	7/1/22	20,000	22,250
Washington GO	5.000%	8/1/22	5,470	6,095
Washington GO	5.000%	8/1/22	5,530	6,162
Washington GO	5.000%	7/1/23	10,025	11,127
Washington GO	5.000%	7/1/24	5,095	5,638
Washington GO	5.000%	7/1/24	2,875	3,306
Washington GO	5.000%	1/1/25	1,750	1,874
Washington GO	5.000%	7/1/25	50,585	58,046
Washington GO	4.000%	7/1/27	27,500	29,154
Washington GO	5.000%	7/1/27	8,575	9,838
Washington GO	5.000%	8/1/27	7,495	8,697
Washington GO	5.000%	8/1/27	42,000	50,160
Washington GO	5.000%	8/1/28	20,210	23,394
Washington GO	5.000%	2/1/30	8,545	9,623
Washington GO	5.000%	2/1/30	13,740	15,704
Washington GO	5.000%	7/1/30	6,745	7,777
Washington GO	5.000%	8/1/30	45,000	52,974
Washington GO	5.000%	8/1/30	21,410	25,204
Washington GO	5.000%	6/1/31	5,250	5,655
Washington GO	5.000%	7/1/31	12,950	14,713
Washington GO	5.000%	8/1/31	47,000	55,120
Washington GO	5.000%	8/1/31	32,640	38,279
Washington GO	5.000%	8/1/31	13,860	15,698
Washington GO	5.000%	6/1/32	5,500	5,920
Washington GO	5.000%	8/1/32	29,775	33,258
Washington GO	5.000%	8/1/32	26,470	30,902
Washington GO	5.000%	8/1/36	7,000	8,056
Washington Health Care Facilities Authority Revenue (Central Washington Health Services
Association)	5.000%	7/1/27	2,675	2,988
Washington Health Care Facilities Authority Revenue (Central Washington Health Services
Association)	5.000%	7/1/28	2,160	2,406
Washington Health Care Facilities Authority Revenue (Central Washington Health Services
Association)	5.000%	7/1/29	1,755	1,947
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/18	2,000	2,018
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,800	3,838
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,625	3,662
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,550	3,586
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,425	3,460
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,925	3,965
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,550	3,586
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,675	3,712
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/19	3,800	3,961
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/20	4,250	4,429
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/21	6,525	6,792
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/22	5,500	5,719
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/26	1,070	1,248
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/27	1,210	1,425
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/28	1,170	1,381
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/30	1,805	2,114
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/31	1,250	1,458
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/35	9,480	10,810
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/36	19,390	22,005
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/37	9,680	10,968

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/18	23,015	23,364
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/23	1,500	1,695
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/24	19,830	20,608
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/25	1,710	1,943
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/27	1,035	1,156
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/28	2,025	2,387
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/29	4,000	4,750
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/30	4,000	4,731
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/32	3,785	4,155
Washington Health Care Facilities Authority Revenue (Providence Health & Services) PUT	4.000%	10/1/21	2,700	2,870
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/32	2,800	3,109
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated
Group)	5.000%	8/15/26	2,040	2,315
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated
Group)	5.000%	8/15/27	2,175	2,489
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated
Group)	5.000%	8/15/28	3,700	4,209
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated
Group)	5.000%	8/15/29	2,500	2,829
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated
Group)	5.000%	8/15/30	2,595	2,925
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated
Group)	5.000%	8/15/31	2,250	2,523
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated
Group)	5.000%	8/15/32	2,500	2,791
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated
Group)	5.000%	8/15/33	3,125	3,475
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated
Group)	5.000%	8/15/34	3,500	3,869
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/19 (Prere.)	2,580	2,652
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/19 (Prere.)	3,005	3,089
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/19 (Prere.)	4,470	4,595
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/19 (Prere.)	2,000	2,056
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	4.000%	5/1/34	2,500	2,598
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	4.000%	5/1/35	4,370	4,531
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	4.000%	5/1/36	4,545	4,701
Washington Housing Finance Commission Multi-Family Housing Revenue (Emerald Heights Project) 5.000%		7/1/28	1,675	1,832
Washington Housing Finance Commission Multi-Family Housing Revenue (Emerald Heights Project) 5.000%		7/1/33	2,840	3,070
Washington State University General Revenue	5.000%	10/1/28	3,070	3,334
Washington State University General Revenue	5.000%	10/1/29	3,070	3,333
Washington State University General Revenue	5.000%	10/1/30	3,140	3,408
Washington State University General Revenue	5.000%	10/1/31	3,170	3,435
				1,815,679
West Virginia (0.5%)
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/21	11,210	12,182
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/22	5,110	5,653
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/25	4,015	4,628
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/26	5,955	6,946
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/27	4,125	4,873
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/19 (ETM)	1,395	1,443
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/20 (Prere.)	3,500	3,718
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/20 (Prere.)	2,055	2,183
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/20 (Prere.)	5,085	5,402
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/20 (Prere.)	1,745	1,854
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/20 (Prere.)	2,445	2,597
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/26	5,340	6,255
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/27	5,610	6,632
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/28	5,890	6,901
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/29	5,000	5,836
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/32	7,025	7,280
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/33	7,300	7,531
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/35	7,900	8,076
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/36	8,215	8,378
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	7,000	7,134
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/25	2,000	2,186
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/26	2,425	2,818
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/27	1,500	1,634
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/27	1,545	1,814
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/28	2,000	2,174
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/28	1,510	1,764
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/29	2,000	2,171

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/29	1,670	1,940
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/31	1,720	1,982
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/32	1,880	2,157
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/33	2,050	2,343
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/35	2,365	2,681
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/36	2,860	3,234
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/37	2,975	3,362
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/18	4,985	5,031
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/19	2,990	3,096
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/20	3,570	3,692
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.125%	9/1/21	3,315	3,428
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/24	3,020	3,340
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/25	2,935	3,235
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/26	2,475	2,718
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/27	2,880	3,156
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/28	3,160	3,451
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.625%	9/1/32	12,650	13,116
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.000%	6/1/19 (Prere.)	12,620	13,035
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	4.000%	6/1/29	5,580	5,811
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	4.000%	6/1/30	5,500	5,692
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	4.000%	6/1/31	3,335	3,428
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	4.000%	6/1/32	8,750	8,956
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	4.000%	6/1/34	9,500	9,637
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	4.000%	6/1/35	4,540	4,596
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/26	2,590	3,045
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/27	2,720	3,239
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/28	2,855	3,444
West Virginia University Revenue	5.000%	10/1/30	3,000	3,240
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue (Chesapeake
Bay/Greenbrier River Projects)	5.000%	7/1/27	2,745	3,133
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue (Chesapeake
Bay/Greenbrier River Projects)	5.000%	7/1/31	3,435	3,891
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue (Chesapeake
Bay/Greenbrier River Projects)	5.000%	7/1/33	3,690	4,155
				267,327
Wisconsin (1.3%)
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/30	1,890	2,106
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/31	2,000	2,225
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/32	2,000	2,227
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/33	1,500	1,664
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/34	1,500	1,662
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/35	1,500	1,668
Green Bay WI Area Public School District GO	4.000%	4/1/30	3,560	3,770
Green Bay WI Area Public School District GO	4.000%	4/1/31	3,685	3,887
Green Bay WI Area Public School District GO	4.000%	4/1/32	3,825	4,018
Madison WI Area Technical College GO	5.000%	3/1/22	4,055	4,467
Madison WI Area Technical College GO	5.000%	3/1/23	4,345	4,868
Madison WI Area Technical College GO	4.000%	3/1/24	4,590	4,974
Madison WI Area Technical College GO	4.000%	3/1/25	3,000	3,275
Madison WI Area Technical College GO	4.000%	3/1/27	5,340	5,917
Madison WI Area Technical College GO	4.000%	3/1/28	5,530	6,087
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/18	1,640	1,662
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/19	3,705	3,870
Milwaukee WI GO	5.000%	2/1/19	3,000	3,070
Milwaukee WI GO	4.000%	3/15/19	8,490	8,646
Milwaukee WI GO	4.000%	3/15/20	9,930	10,291
Milwaukee WI Metropolitan Sewer District GO	5.250%	10/1/22	2,690	3,037
Wisconsin General Fund Annual Appropriation Revenue	6.000%	5/1/19 (Prere.)	945	984
Wisconsin General Fund Annual Appropriation Revenue	6.000%	5/1/27	9,055	9,423
Wisconsin GO	5.000%	5/1/18	3,800	3,800
Wisconsin GO	5.000%	5/1/19 (ETM)	4,700	4,848
Wisconsin GO	5.000%	5/1/20	1,000	1,061
Wisconsin GO	5.000%	5/1/20	2,915	3,092
Wisconsin GO	5.000%	5/1/20 (Prere.)	2,305	2,443
Wisconsin GO	5.000%	5/1/21	9,335	10,140
Wisconsin GO	5.000%	5/1/21 (Prere.)	10,425	11,289
Wisconsin GO	5.000%	5/1/22 (Prere.)	110	122
Wisconsin GO	5.000%	5/1/22 (Prere.)	40	44
Wisconsin GO	5.000%	5/1/22	1,195	1,264
Wisconsin GO	5.000%	11/1/23	5,000	5,691
Wisconsin GO	5.000%	5/1/25	7,405	8,179

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin GO	5.000%	5/1/26	9,000	10,087
Wisconsin GO	5.000%	5/1/27	2,835	3,126
Wisconsin GO	5.000%	5/1/27	1,400	1,544
Wisconsin GO	5.000%	5/1/28	2,060	2,261
Wisconsin GO	5.000%	11/1/28	30,055	35,623
Wisconsin GO	5.000%	5/1/29	1,715	1,875
Wisconsin GO	5.000%	5/1/29	16,840	19,318
Wisconsin GO	5.000%	5/1/30	7,760	8,849
Wisconsin GO	4.000%	11/1/34	4,000	4,210
Wisconsin GO	5.000%	5/1/35	13,090	14,793
Wisconsin GO	5.000%	5/1/36	21,325	23,999
Wisconsin GO	5.000%	5/1/36	24,590	27,673
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/19	4,110	4,239
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/20	3,240	3,431
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/21	5,230	5,532
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/22	3,295	3,482
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/29	1,175	1,340
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/30	1,410	1,601
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit
Group)	4.000%	11/15/32	8,000	8,301
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit
Group)	4.000%	11/15/33	50,545	52,158
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit
Group)	4.000%	11/15/34	38,835	39,774
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit
Group)	4.000%	11/15/35	17,020	17,360
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit
Group)	5.000%	11/15/36	13,950	15,769
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit
Group) PUT	5.000%	6/1/21	34,215	36,936
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/28	8,500	9,101
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.500%	4/15/29	11,700	12,342
Wisconsin Health & Educational Facilities Authority Revenue (Beaver Dam Community Hospitals
Inc.)	5.250%	8/15/34	2,715	2,858
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/28	765	840
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/29	685	749
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/30	940	1,023
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/31	990	1,074
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/32	1,045	1,130
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.) 5.375%		2/15/20 (Prere.)	5,900	6,258
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.) 5.000%		8/15/26	800	929
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.) 5.000%		8/15/27	850	997
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.) 5.000%		8/15/28	800	934
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.) 5.000%		8/15/29	800	930
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.) 4.000%		8/15/30	8,305	8,760
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.) 4.000%		8/15/31	6,000	6,294
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.) 4.000%		8/15/32	5,345	5,572
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.) 4.000%		8/15/36	4,715	4,814
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.) 4.000%		8/15/37	5,910	6,029
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/25	2,500	2,867
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/27	1,855	2,165
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/33	4,000	4,561
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/34	6,845	7,748
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/35	5,450	6,165
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.
Obligated Group)	5.000%	11/15/28	12,110	13,606
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.
Obligated Group)	5.000%	11/15/29	12,000	13,468
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/24	700	775
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/28	1,865	2,047
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/29	1,500	1,642
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30	1,660	1,813
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System
Obligated Group)	5.000%	2/15/24	2,310	2,597
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System
Obligated Group)	5.000%	2/15/25	2,435	2,770
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System
Obligated Group)	5.000%	2/15/26	940	1,082
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System
Obligated Group)	5.000%	2/15/27	1,685	1,894
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System
Obligated Group)	5.000%	2/15/32	4,200	4,632

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin)	5.000%	12/1/34	11,035	12,354
Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin)	5.000%	12/1/35	6,350	7,099
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/22 (Prere.)	11,800	13,067
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/30	2,000	2,231
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/31	1,650	1,833
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/33	1,250	1,376
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/34	1,250	1,367
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/25	2,130	2,416
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/26	6,285	7,154
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/27	4,875	5,516
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/28	6,955	7,841
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/29	4,295	4,839
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/30	7,675	8,611
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/33	5,895	6,534
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated
Group)	5.000%	11/15/27	2,350	2,687
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated
Group)	5.000%	11/15/28	2,595	2,977
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated
Group)	5.000%	11/15/29	1,475	1,696
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated
Group)	5.000%	11/15/30	1,500	1,730
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/32	4,000	4,414
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/33	3,550	3,914
Wisconsin Transportation Revenue	5.000%	7/1/22 (Prere.)	5,000	5,567
Wisconsin Transportation Revenue	5.000%	7/1/31	13,200	15,579
Wisconsin Transportation Revenue	5.000%	7/1/34	4,345	4,864
Wisconsin Transportation Revenue	5.000%	7/1/35	3,700	4,133
Wisconsin Transportation Revenue	5.000%	7/1/37	3,085	3,437
				762,754
Wyoming (0.1%)
Lincoln County WY Pollution Control Revenue (ExxonMobil Project) VRDO	1.550%	5/1/18	27,600	27,600
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/25 (15)	1,000	1,133
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/28 (15)	1,000	1,148
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/29 (15)	1,000	1,144
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/31 (15)	1,105	1,254
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/32 (15)	1,000	1,128
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/35 (15)	1,450	1,617
				35,024
Total Tax-Exempt Municipal Bonds (Cost $56,331,883)				56,719,752

			Shares
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
7 Vanguard Municipal Cash Management Fund (Cost $502,524)	1.700%		5,025,315	502,532
Total Investments (99.7%) (Cost $56,834,407)				57,222,284

Amount
($000)
Other Assets and Liabilities (0.3%)
Other Assets
Investment in Vanguard	3,135
Receivables for Investment Securities Sold	46,429
Receivables for Accrued Income	711,836
Receivables for Capital Shares Issued	49,110
Variation Margin Receivable—Futures Contracts	1,002
Other Assets	1,591
Total Other Assets	813,103
Liabilities
Payables for Investment Securities Purchased	(467,990)
Payables for Capital Shares Redeemed	(66,518)
Payables for Distributions	(38,839)
Payables to Vanguard	(33,055)
Variation Margin Payable—Futures Contracts	(1,598)
Other Liabilities	(43,021)
Total Liabilities	(651,021)
Net Assets (100%)	57,384,366

Intermediate-Term Tax-Exempt Fund

At April 30, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	57,127,328
Undistributed Net Investment Income	102
Accumulated Net Realized Losses	(126,755)
Unrealized Appreciation (Depreciation)
Investment Securities	387,877
Futures Contracts	(4,186)
Net Assets	57,384,366

Investor Shares—Net Assets
Applicable to 271,539,208 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,746,315
Net Asset Value Per Share—Investor Shares	$13.80

Admiral Shares—Net Assets
Applicable to 3,887,773,856 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	53,638,051
Net Asset Value Per Share—Admiral Shares	$13.80

• See Note A in Notes to Financial Statements.
1 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2018.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the aggregate value of these securities was $251,435,000, representing 0.4% of net assets.
4 Securities with a value of $3,022,000 have been segregated as initial margin for open futures contracts.
5 5.000% coupon rate will be effective June 2018.
6 5.000% coupon rate will be effective December 2018.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Intermediate-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2018	6,793	1,440,434	(3,015)
5-Year U.S. Treasury Note	June 2018	4,152	471,284	(1,268)
Ultra 10-Year U.S. Treasury Note	June 2018	319	40,797	182
				(4,101)

Short Futures Contracts
30-Year U.S. Treasury Bond	June 2018	(1,532)	(220,369)	(685)
Ultra Long U.S. Treasury Bond	June 2018	(632)	(99,303)	689
10-Year U.S. Treasury Note	June 2018	(704)	(84,216)	(89)
				(85)
				(4,186)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
April 30, 2018
($000)
Investment Income
Income
Interest[1] 836,020
Total Income 836,020
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,767
Management and Administrative—
Investor Shares	2,899
Management and Administrative—
Admiral Shares	17,695
Marketing and Distribution—
Investor Shares	384
Marketing and Distribution—
Admiral Shares	1,951
Custodian Fees	274
Shareholders’ Reports and Proxy—
Investor Shares	106
Shareholders’ Reports and Proxy—
Admiral Shares	264
Trustees’ Fees and Expenses	17
Total Expenses	27,357
Net Investment Income	808,663
Realized Net Gain (Loss)
Investment Securities Sold[1]	(14,322)
Futures Contracts	(44,528)
Realized Net Gain (Loss)	(58,850)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities[1]	(1,484,417)
Futures Contracts	8,412
Change in Unrealized Appreciation
(Depreciation)	(1,476,005)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(726,192)

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,732,000, ($2,000), and $8,000, respectively.

Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	808,663	1,485,518
Realized Net Gain (Loss)	(58,850)	(33,357)
Change in Unrealized Appreciation (Depreciation)	(1,476,005)	(511,930)
Net Increase (Decrease) in Net Assets Resulting from Operations	(726,192)	940,231
Distributions
Net Investment Income
Investor Shares	(53,144)	(111,632)
Admiral Shares	(751,624)	(1,373,258)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(804,768)	(1,484,890)
Capital Share Transactions
Investor Shares	(189,795)	(421,746)
Admiral Shares	3,064,188	4,021,643
Net Increase (Decrease) from Capital Share Transactions	2,874,393	3,599,897
Total Increase (Decrease)	1,343,433	3,055,238
Net Assets
Beginning of Period	56,040,933	52,985,695
End of Period[1]	57,384,366	56,040,933
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $102,000 and $306,000.

Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$14.17	$14.31	$14.19	$14.26	$13.84	$14.41
Investment Operations
Net Investment Income	.192[1]	.385[1]	.393	.413	.440	.433
Net Realized and Unrealized Gain (Loss)
on Investments	(.371)	(.140)	.120	(.070)	.420	(.570)
Total from Investment Operations	(.179)	.245	.513	.343	.860	(.137)
Distributions
Dividends from Net Investment Income	(.191)	(.385)	(.393)	(.413)	(.440)	(.433)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.191)	(.385)	(.393)	(.413)	(.440)	(.433)
Net Asset Value, End of Period	$13.80	$14.17	$14.31	$14.19	$14.26	$13.84

Total Return[2]	-1.27%	1.76%	3.63%	2.44%	6.31%	-0.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,746	$4,040	$4,513	$4,416	$4,637	$4,878
Ratio of Total Expenses to
Average Net Assets	0.19%	0.19%	0.19%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.77%	2.73%	2.72%	2.91%	3.13%	3.06%
Portfolio Turnover Rate	16%	15%	9%	12%	12%	16%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculation based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$14.17	$14.31	$14.19	$14.26	$13.84	$14.41
Investment Operations
Net Investment Income	.199[1]	.399[1]	.407	.425	.451	.445
Net Realized and Unrealized Gain (Loss)
on Investments	(.371)	(.140)	.120	(.070)	.420	(.570)
Total from Investment Operations	(.172)	.259	.527	.355	.871	(.125)
Distributions
Dividends from Net Investment Income	(.198)	(.399)	(.407)	(.425)	(.451)	(.445)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.198)	(.399)	(.407)	(.425)	(.451)	(.445)
Net Asset Value, End of Period	$13.80	$14.17	$14.31	$14.19	$14.26	$13.84

Total Return[2]	-1.22%	1.86%	3.73%	2.53%	6.39%	-0.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$53,638	$52,001	$48,473	$40,302	$34,927	$29,278
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.87%	2.83%	2.82%	2.99%	3.21%	3.14%
Portfolio Turnover Rate	16%	15%	9%	12%	12%	16%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized. 1 Calculation based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2018, the fund’s average investments in long and short futures contracts represented 5% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2014–2017), and for the period ended April 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2018, or at any time during the period then ended.

Intermediate-Term Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2018, the fund had contributed to Vanguard capital in the amount of $3,135,000, representing 0.01% of the fund’s net assets and 1.25% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of April 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	56,719,752	—
Temporary Cash Investments	502,532	—	—
Futures Contracts—Assets[1]	1,002	—	—
Futures Contracts—Liabilities[1]	(1,598)	—	—
Total	501,936	56,719,752	—
1 Represents variation margin on the last day of the reporting period.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2017, the fund had available capital losses totaling $71,535,000 to offset future net capital gains. Of this amount, the fund had available capital losses totaling $18,686,000 to offset future net capital gains through October 31, 2019. Capital losses of $52,849,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2018; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Intermediate-Term Tax-Exempt Fund

At April 30, 2018, the cost of investment securities for tax purposes was $56,843,375,000. Net unrealized appreciation of investment securities for tax purposes was $378,909,000, consisting of unrealized gains of $964,205,000 on securities that had risen in value since their purchase and $585,296,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2018, the fund purchased $7,682,848,000 of investment securities and sold $4,399,693,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2018, such purchases and sales were $962,710,000 and $426,461,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		April 30, 2018	October 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	405,076	28,910	961,038	68,383
Issued in Lieu of Cash Distributions	43,879	3,146	91,656	6,516
Redeemed	(638,750)	(45,620)	(1,474,440)	(105,142)
Net Increase (Decrease)—Investor Shares	(189,795)	(13,564)	(421,746)	(30,243)
Admiral Shares
Issued	7,992,584	571,000	13,763,573	979,548
Issued in Lieu of Cash Distributions	530,862	38,069	966,948	68,708
Redeemed	(5,459,258)	(390,793))	(10,708,878	(765,754)
Net Increase (Decrease)—Admiral Shares	3,064,188	218,276	4,021,643	282,502

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2018, that would require recognition or disclosure in these financial statements.

Long-Term Tax-Exempt Fund

Fund Profile
As of April 30, 2018

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWLTX	VWLUX
Expense Ratio[1]	0.19%	0.09%
30-Day SEC Yield	2.80%	2.90%

Financial Attributes
		Bloomberg
		Barclays
		Municipal
		Bond
	Fund	Index
Number of Bonds	1,810	52,893
Yield to Maturity
(before expenses)	3.0%	2.8%
Average Coupon	4.7%	4.7%
Average Duration	6.8 years	6.0 years
Average Stated Maturity	16.6 years	12.8 years
Short-Term Reserves	3.1%	—

Largest Area Concentrations[2]
California	15.3%
New York	14.8
Texas	8.7
Illinois	7.6
Florida	5.3
Pennsylvania	5.0
Ohio	3.1
Michigan	2.7
New Jersey	2.7
Georgia	2.2
Top Ten	67.4%

Volatility Measures
Bloomberg
Barclays
Municipal
Bond Index
R-Squared	0.98
Beta	1.11

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity (% of portfolio)
Under 1 Year	4.5%
1–3 Years	4.6
3–5 Years	3.0
5–10 Years	8.8
10–20 Years	42.0
20–30 Years	32.8
Over 30 Years	4.3

Distribution by Credit Quality (% of portfolio)
AAA	14.8%
AA	48.2
A	23.7
BBB	10.0
BB	0.5
B or Lower	0.8
Not Rated	2.0

Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2018, the annualized expense ratios were 0.19% for Investor Shares and 0.09% for Admiral Shares.
2 Percentage of net assets, excluding any futures contracts.

Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2007–April 30, 2018
				Bloomberg
				Barclays
				Municipal
		Investor Shares		Bond Index
	Income	Capital	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2008	4.28%	-9.02%	-4.74%	-3.30%
2009	5.09	8.23	13.32	13.60
2010	4.50	3.02	7.52	7.78
2011	4.36	-1.07	3.29	3.78
2012	4.07	6.20	10.27	9.03
2013	3.68	-5.75	-2.07	-1.72
2014	4.22	5.30	9.52	7.82
2015	3.73	-0.54	3.19	2.87
2016	3.62	1.77	5.39	4.06
2017	3.50	-1.19	2.31	2.19
2018[1]	1.67	-2.49	-0.82	-0.97

Average Annual Total Returns: Periods Ended March 31, 2018
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

					Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	9/1/1977	3.58%	3.34%	4.05%	0.61%	4.66%
Admiral Shares	2/12/2001	3.68	3.43	4.14	0.61	4.75

1 Six months ended April 30, 2018.
See Financial Highlights for dividend and capital gains information.

Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.2%)
Alabama (1.3%)
Alabama GO	4.000%	11/1/29	5,950	6,414
Alabama GO	4.000%	11/1/30	6,195	6,616
Alabama GO	4.000%	11/1/31	6,445	6,814
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/37	10,945	11,767
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/42	3,325	3,566
Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/20 (Prere.)	5,000	5,463
Auburn University Alabama General Fee Revenue	5.000%	6/1/42	8,455	9,147
Birmingham AL GO	5.000%	3/1/27	2,500	2,775
Birmingham AL GO	5.000%	3/1/37	2,500	2,724
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/32	7,145	8,193
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/43	5,000	5,612
Huntsville AL GO	5.000%	5/1/26	325	351
Huntsville AL GO	5.000%	5/1/32	3,190	3,760
Jefferson County AL Board of Education GO	5.000%	2/1/46	3,000	3,324
Jefferson County AL Sewer Revenue	0.000%	10/1/42 (4)	12,500	10,756
Jefferson County AL Sewer Revenue	6.000%	10/1/42	8,780	10,094
Jefferson County AL Sewer Revenue	7.000%	10/1/51	10,000	12,065
Jefferson County AL Sewer Revenue	6.500%	10/1/53	15,545	18,249
Selma AL Industrial Development Board Revenue (International Paper Co. Project)	5.375%	12/1/35	2,000	2,211
Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/46	7,040	7,908
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	1.730%	5/7/18 LOC	5,000	5,000
University of South Alabama University Facilities Revenue	5.000%	10/1/29 (15)	1,000	1,161
University of South Alabama University Facilities Revenue	5.000%	10/1/30 (15)	1,000	1,156
University of South Alabama University Facilities Revenue	5.000%	10/1/31 (15)	1,000	1,150
University of South Alabama University Facilities Revenue	5.000%	10/1/32 (15)	750	858
University of South Alabama University Facilities Revenue	5.000%	10/1/33 (15)	1,365	1,553
				148,687
Alaska (0.2%)
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/26	6,620	7,513
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/28	3,995	4,493
Alaska Industrial Development & Export Authority Revenue (Providence Health & Services)	5.500%	10/1/41	6,000	6,491
				18,497
Arizona (0.7%)
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/37	1,000	1,119
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/42	3,200	3,646
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/43	3,000	3,416
Buckeye AZ Excise Tax Revenue	5.000%	7/1/35	4,480	4,986
Buckeye AZ Excise Tax Revenue	5.000%	7/1/43	11,690	12,823
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health
Obligated Group)	4.000%	1/1/41	7,000	7,140
Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	5.000%	6/1/35	5,500	5,778
Mesa AZ Utility System Revenue	4.000%	7/1/31	7,275	7,755
Pima County AZ Sewer Revenue	5.000%	7/1/26	2,000	2,202
Pima County AZ Sewer Revenue	5.000%	7/1/27	1,000	1,100
Pinal County AZ Electric District Revenue	4.000%	7/1/32	1,000	1,047
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/33	6,000	7,061
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/34	10,010	11,706
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/35	10,000	11,667
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/20	515	552
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	2,220	2,522
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	820	953
				85,473
Arkansas (0.1%)
1 Springdale AR Sales and Use Revenue	5.000%	4/1/33 (15)	1,895	2,102
1 Springdale AR Sales and Use Revenue	5.000%	4/1/34 (15)	2,360	2,607

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/31	2,170	2,447
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/32	2,855	3,216
				10,372
California (15.3%)
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30 (2)	5,000	3,010
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/31 (14)	8,450	5,140
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/33 (14)	12,000	6,586
Alameda County CA Joint Powers Authority Lease Revenue	5.250%	12/1/29	8,300	9,547
Alameda County CA Unified School District GO	5.000%	8/1/39	11,455	12,905
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	2,060	2,335
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/32	10,300	11,009
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	10/1/54	5,615	6,169
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/56	5,000	5,121
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/56	8,000	8,912
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24 (Prere.)	30	35
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/27	9,970	11,612
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/39	10,000	10,340
California Educational Facilities Authority Revenue (Pepperdine College)	5.000%	9/1/40	5,000	5,646
California Educational Facilities Authority Revenue (Pepperdine College)	5.000%	10/1/49	5,000	5,643
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/36	3,000	3,392
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/45	14,000	15,662
California Educational Facilities Authority Revenue (Stanford University)	5.000%	5/1/45	1,050	1,341
California GO	5.250%	9/1/24	12,500	13,828
California GO	5.625%	4/1/26	21,900	22,659
California GO	5.000%	3/1/28	10,000	11,595
California GO	4.000%	9/1/28	7,000	7,675
California GO	5.000%	8/1/29	5,000	5,869
California GO	5.000%	10/1/29	5,000	5,740
California GO	5.000%	8/1/30	10,000	11,698
California GO	5.000%	10/1/30	12,600	14,424
California GO	5.000%	9/1/31	15,010	17,521
California GO	6.000%	3/1/33	4,000	4,306
California GO	6.500%	4/1/33	41,500	43,255
California GO	4.000%	8/1/33	5,000	5,306
California GO	5.000%	8/1/33	16,020	18,535
California GO	5.000%	8/1/34	5,000	5,724
California GO	4.000%	11/1/34	20,000	21,268
California GO	5.000%	8/1/35	1,170	1,343
California GO	5.000%	9/1/35	13,220	15,208
California GO	5.000%	10/1/35	2,190	2,503
California GO	4.000%	11/1/35	15,995	16,968
California GO	6.000%	11/1/35	10,000	10,612
California GO	5.000%	9/1/36	3,250	3,574
California GO	5.000%	9/1/41	5,000	5,432
California GO	5.000%	9/1/42	11,360	12,450
California GO	5.000%	2/1/43	5,500	6,029
California GO	5.000%	4/1/43	1,000	1,099
California GO	5.000%	11/1/43	5,000	5,551
California GO	5.000%	12/1/43	8,250	9,173
California GO	5.000%	8/1/45	7,280	8,237
California GO	4.000%	8/1/46	5,000	5,185
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.750%	9/1/19 (Prere.)	5,500	5,779
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	6.000%	7/1/19 (Prere.)	4,500	4,717
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/42	7,000	7,732
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/47	5,000	5,494
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/42	1,115	1,244
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/47	1,555	1,728
California Health Facilities Financing Authority Revenue (Kaiser Permanente)	4.000%	11/1/44	10,000	10,174
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated
Group)	4.000%	10/1/36	5,000	5,126
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.000%	7/1/33	2,000	2,238
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.750%	7/1/39	8,000	8,355
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/20 (Prere.)	6,000	6,535
California Health Facilities Financing Authority Revenue (Sutter Health)	6.000%	8/15/20 (Prere.)	15,000	16,380
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/34	3,500	4,014
California Health Facilities Financing Authority Revenue (Sutter Health)	4.000%	11/15/42	2,600	2,639
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/46	29,100	32,192
California Health Facilities Financing Authority Revenue (Sutter Health)	4.000%	11/15/48	5,000	5,024
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/48	5,000	5,612
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/48	7,800	8,755

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Infrastructure & Economic Development Bank Revenue (Independent System Operator
Corp. Project)	5.000%	2/1/34	13,800	15,121
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/31	2,075	2,388
California Municipal Finance Authority Revenue (Community Hospitals of Central California
Obligated Group)	5.000%	2/1/29	2,000	2,286
California Municipal Finance Authority Revenue (Community Hospitals of Central California
Obligated Group)	5.000%	2/1/30	1,830	2,081
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	4.000%	7/1/47	10,000	9,965
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/47	5,000	5,436
California Municipal Finance Authority Revenue (University of La Verne)	6.250%	6/1/20 (Prere.)	5,000	5,440
California Municipal Finance Authority Water Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/41 (15)	5,000	5,579
California Public Works Board Lease Revenue (Department of General Services)	6.250%	4/1/19 (Prere.)	10,000	10,414
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/28	4,000	4,354
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/30	4,205	4,680
California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/30	1,320	1,519
California Public Works Board Lease Revenue (Various Capital Projects)	5.250%	11/1/32	7,280	8,262
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/37	14,705	16,010
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/37	5,000	5,504
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	8,600	8,902
California State University Systemwide Revenue	5.000%	11/1/29	3,750	4,390
California State University Systemwide Revenue	5.000%	11/1/34	2,000	2,327
California State University Systemwide Revenue	5.000%	11/1/36	6,000	6,950
California State University Systemwide Revenue	5.000%	11/1/37	5,000	5,788
California State University Systemwide Revenue	5.000%	11/1/38	2,000	2,275
California State University Systemwide Revenue	5.000%	11/1/41	15,950	18,118
California State University Systemwide Revenue	5.000%	11/1/43	3,190	3,611
California State University Systemwide Revenue	5.000%	11/1/45	1,000	1,131
California Statewide Communities Development Authority Revenue (Adventist Health
System/West)	5.000%	3/1/28	5,575	6,445
California Statewide Communities Development Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/49 (4)	6,200	6,777
1 California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital) 4.000%		7/1/48	4,000	3,979
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	24,250	26,289
California Statewide Communities Development Authority Revenue (Trinity Health)	5.000%	12/1/41	14,220	15,558
California Statewide Communities Development Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,218
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.750%	5/15/18 (Prere.)	4,000	4,006
Centinela Valley CA Union High School District GO	4.000%	8/1/41 (15)	5,645	5,854
Chabot-Las Positas CA Community College District GO	5.000%	8/1/27	4,175	4,736
Chabot-Las Positas CA Community College District GO	4.000%	8/1/42	4,940	5,118
Chabot-Las Positas CA Community College District GO	4.000%	8/1/47	4,500	4,644
Chaffey CA Union High School District GO	5.250%	8/1/47	3,000	3,488
Charter Oak CA Unified School District GO	5.000%	8/1/40 (4)	5,270	5,825
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/31 (4)	1,050	1,184
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/33 (4)	3,130	3,498
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/34 (4)	1,100	1,224
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/35 (4)	865	959
Chula Vista CA Industrial Development Revenue (San Diego Gas & Electric Co.)	5.875%	2/15/34	10,000	10,408
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/34	2,840	3,093
Clovis CA Unified School District GO	5.000%	8/1/38	3,850	4,264
Coast CA Community College District GO	4.000%	8/1/30	4,500	4,857
Coast CA Community College District GO	4.000%	8/1/32	7,205	7,652
Contra Costa CA Community College District GO	4.000%	8/1/29	5,725	5,970
Corona-Norco CA Unified School District GO	5.000%	8/1/44	6,625	7,400
Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/29	1,705	1,887
Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/32	1,500	1,651
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/45	5,000	5,755
El Camino CA Community College District GO	4.000%	8/1/41	7,000	7,259
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	1,480	1,650
Escondido CA GO	5.000%	9/1/32	3,855	4,359
Foothill-De Anza CA Community College District GO	4.000%	8/1/34	2,185	2,309
Foothill-De Anza CA Community College District GO	4.000%	8/1/35	2,000	2,108
Foothill-De Anza CA Community College District GO	5.000%	8/1/36	1,645	1,856
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	5.750%	1/15/46	10,000	11,358
Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/29 (4)	1,155	1,344
Gilroy CA School Facilities Finance Authority Revenue	5.000%	8/1/46	3,000	3,308
Gilroy CA Unified School District GO	4.000%	8/1/46	2,000	2,045

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Glendale CA Community College District GO	5.000%	8/1/37	1,710	1,975
Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	5,000	5,645
Grossmont CA Union High School District GO	4.000%	8/1/29	1,775	1,927
Grossmont CA Union High School District GO	4.000%	8/1/30	1,750	1,880
Imperial CA Irrigation District Electric Revenue	6.250%	11/1/20 (Prere.)	2,225	2,461
Jefferson CA Union High School District GO	5.000%	8/1/29 (15)	2,210	2,522
Jefferson CA Union High School District GO	5.000%	8/1/31 (15)	3,265	3,685
Kern County CA GO	6.000%	2/1/19 (Prere.)	2,500	2,580
Long Beach CA Harbor Revenue	5.000%	5/15/37	4,365	4,965
Long Beach CA Harbor Revenue	5.000%	5/15/42	1,500	1,686
2 Los Angeles CA Community College District GO	6.000%	8/1/19 (Prere.)	10,000	10,527
Los Angeles CA Community College District GO	4.000%	8/1/30	2,000	2,189
Los Angeles CA Community College District GO	4.000%	8/1/31	2,000	2,177
Los Angeles CA Community College District GO	4.000%	8/1/32	10,000	10,601
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,555	1,767
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	2,500	2,824
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	5,000	5,456
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	3,500	3,819
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	9,000	9,821
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/46	5,200	5,854
Los Angeles CA Unified School District GO	5.000%	7/1/28	7,000	8,507
Los Angeles CA Unified School District GO	5.000%	7/1/29	10,000	12,105
Los Angeles CA Unified School District GO	4.000%	7/1/33	6,000	6,329
Los Angeles CA Unified School District GO	4.000%	7/1/34	6,000	6,289
Los Angeles CA Unified School District GO	5.000%	7/1/34	5,205	6,120
Los Angeles CA Unified School District GO	5.000%	7/1/35	500	587
Los Angeles CA Unified School District GO	5.000%	7/1/36	500	585
Los Angeles CA Unified School District GO	5.000%	7/1/37	3,565	4,169
Los Angeles CA Wastewater System Revenue	5.750%	6/1/19 (Prere.)	6,145	6,404
Los Angeles CA Wastewater System Revenue	5.750%	6/1/19 (Prere.)	4,935	5,149
Los Angeles CA Wastewater System Revenue	5.000%	6/1/28	1,500	1,748
Los Angeles CA Wastewater System Revenue	5.000%	6/1/28	2,000	2,331
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	2,085	2,423
Los Angeles CA Wastewater System Revenue	5.000%	6/1/30	2,000	2,317
Los Angeles CA Wastewater System Revenue	5.000%	6/1/30	1,735	2,010
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	4,090	4,724
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	4,815	5,544
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	10,000	11,557
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/31	2,790	3,074
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Long Beach Project
Area)	5.000%	8/1/29	4,140	4,780
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Long Beach Project
Area)	5.000%	8/1/30	4,685	5,400
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Long Beach Project
Area)	5.000%	8/1/31	7,180	8,260
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Long Beach Project
Area)	5.000%	8/1/32	6,465	7,419
M-S-R California Public Power Agency Revenue (San Juan Project)	6.750%	7/1/20 (ETM)	3,395	3,573
Marin CA Healthcare District GO	4.000%	8/1/40	7,825	8,078
Metropolitan Water District of Southern California Revenue	5.000%	7/1/40	1,745	1,989
Modesto CA Irrigation District COP	5.500%	7/1/18 (Prere.)	5,700	5,735
Modesto CA Irrigation District Financing Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	10,930	11,994
Monterey Peninsula CA Unified School District GO	4.000%	8/1/41	5,000	5,156
Monterey Peninsula CA Unified School District GO	4.000%	8/1/45	2,000	2,047
Mount Diablo CA Unified School District GO	5.000%	8/1/32	2,675	2,963
Mount San Antonio CA Community College District GO	0.000%	8/1/28	3,025	2,873
Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,500	3,974
Oakland CA GO	5.000%	1/15/28	1,230	1,424
Oakland CA GO	5.000%	1/15/35	4,025	4,568
Oakland CA Unified School District GO	5.000%	8/1/29 (4)	1,540	1,786
Oakland CA Unified School District GO	5.000%	8/1/30 (4)	1,000	1,154
Orange County CA Water District Revenue	4.000%	8/15/37	1,770	1,858
Orange County CA Water District Revenue	4.000%	8/15/41	2,500	2,607
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/27 (14)	1,500	1,757
Palomar Pomerado Health California GO	0.000%	8/1/37	5,000	2,209
3 Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,000	12,147
Poway CA Unified School District GO	0.000%	8/1/46	9,600	2,859
Poway CA Unified School District GO	0.000%	8/1/51	20,000	4,710
Riverside CA Community College District GO	5.000%	8/1/29	5,820	6,745

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Riverside CA Community College District GO	5.000%	8/1/30	5,555	6,422
Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	4.000%	10/1/33 (4)	4,345	4,546
Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	4.000%	10/1/34 (4)	4,000	4,159
Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/29	9,420	10,731
Riverside County CA Public Financing Authority Lease Revenue	5.250%	11/1/40	8,330	9,532
Riverside County CA Public Financing Authority Lease Revenue	5.250%	11/1/45	10,000	11,407
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/41	2,500	903
Riverside County CA Transportation Commission Toll Revenue	5.750%	6/1/44	3,000	3,323
Riverside County CA Transportation Commission Toll Revenue	5.750%	6/1/48	1,000	1,106
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/28 (14)	15,815	10,876
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/26	5,800	6,506
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27	1,385	1,552
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/42	2,035	2,142
Sacramento CA Unified School District GO	5.000%	8/1/27 (4)	1,310	1,522
Sacramento CA Unified School District GO	5.000%	8/1/28 (4)	2,000	2,315
Sacramento CA Unified School District GO	5.000%	8/1/29 (4)	1,240	1,430
Sacramento County CA Airport Revenue	6.000%	7/1/18 (Prere.)	10,500	10,574
San Bernardino CA Community College District GO	4.000%	8/1/27	10,000	10,794
San Bernardino CA Community College District GO	5.000%	8/1/48	3,750	4,173
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	13,000	15,455
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/29	5,770	6,426
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/37	4,740	5,450
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/38	3,000	3,438
San Diego CA Unified School District GO	4.000%	7/1/31	13,000	13,964
San Diego CA Unified School District GO	0.000%	7/1/33	2,500	1,436
San Diego CA Unified School District GO	0.000%	7/1/35	3,605	1,880
San Diego CA Unified School District GO	0.000%	7/1/37	14,000	6,729
San Diego CA Unified School District GO	4.000%	7/1/45	24,000	24,754
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/43	5,450	6,012
San Dieguito CA Union High School District GO	4.000%	8/1/32	4,960	5,234
San Dieguito CA Union High School District GO	4.000%	8/1/33	1,820	1,909
San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/37	1,125	1,254
San Francisco CA City & County COP	4.000%	9/1/34	5,085	5,278
San Francisco CA City & County International Airport Revenue	5.000%	5/3/21 (Prere.)	390	425
San Francisco CA City & County International Airport Revenue	5.000%	5/1/26	1,640	1,780
San Francisco CA City & County International Airport Revenue	5.000%	5/1/44	2,000	2,197
San Francisco CA City & County International Airport Revenue	5.000%	5/1/47	15,000	17,034
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/29	8,835	10,502
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/30	7,660	8,856
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/34	7,500	8,722
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35	7,500	8,703
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/36	8,585	9,778
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/40	2,290	2,583
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/41	2,885	3,243
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	10/1/42	8,000	8,159
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/42	2,105	2,364
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/43	3,670	4,116
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/44	3,850	4,311
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/45	2,565	2,867
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25 (14)	9,250	7,462
San Jose CA Airport Revenue	5.000%	3/1/47	9,500	10,720
San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/43 (15)	5,140	5,580
San Mateo CA Union High School District GO	4.000%	9/1/31	6,240	6,660
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	5.000%	7/15/18 (Prere.)	5,000	5,034
San Ramon Valley CA Unified School District GO	4.000%	8/1/28	1,225	1,317
San Ramon Valley CA Unified School District GO	4.000%	8/1/28	1,225	1,317
San Ramon Valley CA Unified School District GO	4.000%	8/1/29	3,495	3,737
San Ramon Valley CA Unified School District GO	4.000%	8/1/31	1,855	1,996
San Ramon Valley CA Unified School District GO	4.000%	8/1/33	2,200	2,322
Santa Clara CA Unified School District GO	4.000%	7/1/41	10,000	10,403
Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/41	1,750	2,008
Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/46	2,050	2,344
Southwestern California Community College District GO	5.000%	8/1/44	7,800	8,728
Stockton CA Unified School District GO	5.000%	8/1/42 (4)	4,650	5,115
Twin Rivers CA Unified School District GO	5.000%	8/1/40 (15)	5,000	5,466
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	835	838
University of California Regents Medical Center Pooled Revenue	4.000%	5/15/37	9,700	10,030
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/41	15,000	16,956
University of California Regents Medical Center Pooled Revenue	4.000%	5/15/44	6,755	6,885
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/47	2,425	2,716
University of California Revenue	4.000%	5/15/35	5,000	5,221

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of California Revenue	5.000%	5/15/35	10,000	11,598
University of California Revenue	5.250%	5/15/37	3,000	3,422
University of California Revenue	5.000%	5/15/38	20,000	22,182
University of California Revenue	5.250%	5/15/38	10,000	11,393
University of California Revenue	5.250%	5/15/42	6,750	7,921
University of California Revenue	5.000%	5/15/44	4,000	4,450
University of California Revenue	5.000%	5/15/46	4,000	4,537
University of California Revenue	4.000%	5/15/47	9,000	9,227
Ventura County CA Community College District GO	5.500%	8/1/18 (Prere.)	12,000	12,114
Victor Valley CA Community College District GO	6.000%	8/1/19 (Prere.)	12,000	12,625
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/31	5,110	5,950
Walnut Valley CA Unified School District GO	4.000%	8/1/29	1,000	1,082
Walnut Valley CA Unified School District GO	4.000%	8/1/30	2,000	2,153
Walnut Valley CA Unified School District GO	4.000%	8/1/31	2,000	2,141
Washington Township CA Health Care District GO	5.500%	8/1/38	5,125	5,922
West Contra Costa CA Unified School District GO	5.000%	8/1/45	8,000	8,968
West Contra Costa CA Unified School District GO	5.000%	8/1/45	4,250	4,764
Western Placer CA Unified School District COP	4.000%	8/1/41 (4)	5,365	5,505
Western Placer CA Unified School District GO	4.000%	8/1/47 (15)	5,000	5,101
Whittier CA Health Facilities Revenue (Presbyterian Intercommunity Hospital Obligated Group)	5.000%	6/1/44	10,500	11,344
				1,785,300
Colorado (1.4%)
Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/31	8,000	9,341
Adams & Weld County CO School District No. 27J GO	4.000%	12/1/30	1,000	1,072
Adams & Weld County CO School District No. 27J GO	4.000%	12/1/31	1,515	1,618
Colorado Board of Governors State University Enterprise System Revenue	5.000%	3/1/41	2,000	2,262
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	5.000%	3/1/40	3,500	3,935
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	5.000%	3/1/43	4,750	5,325
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	5.000%	3/1/47	7,000	7,825
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	2/1/31	4,000	4,222
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.500%	7/1/34	5,000	5,160
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33	5,000	5,326
Colorado Springs CO Utility System Revenue	5.000%	11/15/47	6,000	6,834
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/44 (4)	4,000	4,353
Denver CO City & County Airport Revenue	5.000%	11/15/43	8,000	8,704
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23 (14)	20,775	18,131
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25 (14)	9,700	7,815
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30 (14)	6,510	4,168
Garfield, Pitkin, & Eagle County CO School District GO	4.000% 12/15/31		4,470	4,760
Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3
Project)	6.000%	1/15/34	5,000	5,351
Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3
Project)	6.000%	1/15/41	14,765	15,705
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/36	4,440	5,091
University of Colorado COP	4.000%	11/1/30	12,675	13,385
University of Colorado Enterprise System Revenue	4.000%	6/1/34	4,280	4,527
University of Colorado Enterprise System Revenue	4.000%	6/1/38	10,000	10,439
University of Colorado Enterprise System Revenue	4.000%	6/1/39	5,500	5,722
				161,071
Connecticut (0.4%)
Connecticut GO	5.000%	4/15/26	5,000	5,337
Connecticut GO	5.000%	10/15/26	4,140	4,447
Connecticut GO	5.000%	11/1/26	3,000	3,188
Connecticut GO	5.000%	4/15/28	5,000	5,680
Connecticut GO	5.000%	10/15/31	1,850	1,963
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/32	2,965	3,050
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44	1,850	1,910
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/31	7,500	8,119
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/33	7,000	7,575
				41,269
Delaware (0.2%)
Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Obligated Group)	4.000%	7/1/40	4,000	4,030
Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Obligated Group)	4.000%	7/1/43	5,000	5,023
Delaware Transportation Authority Transportation System Revenue	5.000%	6/1/55	8,940	9,745
University of Delaware Revenue	5.000%	11/1/32	1,990	2,209
University of Delaware Revenue	5.000%	11/1/33	1,000	1,108
				22,115
District of Columbia (0.9%)
District of Columbia GO	5.000%	6/1/26	7,395	8,588
District of Columbia GO	5.000%	6/1/27	2,000	2,317

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
District of Columbia GO	5.000%	6/1/28	2,750	3,174
District of Columbia GO	4.000%	6/1/34	8,000	8,404
District of Columbia GO	5.000%	6/1/38	10,000	11,110
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/33	9,235	10,348
District of Columbia Revenue (Catholic University of America)	4.000%	10/1/42	5,000	4,992
District of Columbia Revenue (Catholic University of America)	5.000%	10/1/47	7,000	7,729
District of Columbia Revenue (Georgetown University)	5.500%	10/1/18 (Prere.)	5,000	5,075
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/29	3,560	4,061
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/30	3,025	3,439
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/34	5,750	6,572
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/36	7,945	9,045
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/37	10,000	10,955
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail &
Capital Improvement Projects)	5.000%	10/1/53	7,500	7,950
Washington Convention & Sports Authority Revenue	5.000%	10/1/30	5,000	5,810
				109,569
Florida (5.3%)
Alachua County FL Health Facilities Authority Revenue (East Ridge Retirement Village)	6.250%	11/15/44	4,250	4,463
Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc.
Project)	5.000%	12/1/44	10,075	10,846
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	7.000%	4/1/19 (Prere.)	7,000	7,319
Broward County FL Airport System Revenue	5.375%	10/1/29	1,500	1,570
Broward County FL Airport System Revenue	5.250%	10/1/38	14,000	15,659
Broward County FL Port Facilities Revenue	6.000%	9/1/25	2,000	2,105
Broward County FL Sales Tax Revenue (Main Courthouse Project)	5.250%	10/1/20 (Prere.)	17,500	18,855
Clearwater FL Water & Sewer Revenue	5.250%	12/1/19 (Prere.)	5,000	5,262
Collier County FL Special Obligation Revenue	5.000%	7/1/20 (Prere.)	3,000	3,194
Escambia County FL Sales Tax Revenue	5.000%	10/1/43	8,930	10,019
Florida Board of Education Lottery Revenue	5.000%	7/1/27	16,780	19,738
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/33	15,995	17,040
Florida Municipal Power Agency Revenue	6.250%	10/1/19 (Prere.)	2,000	2,119
Florida Municipal Power Agency Revenue	5.000%	10/1/31	910	921
Florida Water Pollution Control Financing Corp. Revenue	5.000%	1/15/25	3,000	3,066
Gainesville FL Utilities System Revenue	5.000%	10/1/33	6,000	7,005
Gainesville FL Utilities System Revenue	5.000%	10/1/36	7,575	8,749
Halifax Hospital Medical Center Florida Hospital Revenue	5.500%	6/1/18 (Prere.)	3,000	3,009
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.625%	11/15/19 (Prere.)	10	11
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.625%	11/15/37	4,990	5,269
Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/34	12,770	13,792
Hillsborough County FL Industrial Development Authority Revenue (University Community Hospital) 6.500%		8/15/19 (ETM)	3,720	3,843
Hillsborough County FL School Board COP	5.000%	7/1/25	2,500	2,647
Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/35	2,000	2,078
Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/36	2,525	2,613
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/37	4,500	4,512
Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/35	1,440	1,634
Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/36	1,000	1,132
Jacksonville FL Transportation Revenue	5.000%	10/1/31	2,000	2,183
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/40	2,500	2,728
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/45	6,940	7,254
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/44	5,000	5,264
Miami Beach FL Parking Revenue	5.000%	9/1/31 (15)	1,635	1,844
Miami Beach FL Parking Revenue	5.000%	9/1/40 (15)	1,850	2,046
Miami Beach FL Resort Tax Revenue	5.000%	9/1/31	1,000	1,129
Miami Beach FL Stormwater Revenue	5.000%	9/1/47	5,000	5,437
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/35	4,830	5,058
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/36	10,000	10,447
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37	10,000	10,398
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37	6,000	6,239
Miami FL Special Obligation Revenue (Marlins Stadium Project)	5.250%	7/1/35 (4)	2,010	2,132
Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Program)	5.625%	1/1/39	2,000	2,046
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23	3,000	3,196
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/24	3,000	3,196
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/25	4,720	4,966
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/28	2,000	2,128
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/35	5,200	5,575
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.500%	10/1/41	9,000	9,412
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/41	20,480	22,969
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Nicklaus Children’s Hospital)	5.000%	8/1/36	885	988

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48	10,000	9,536
Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/35	3,320	3,715
Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/36	3,775	4,215
Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/37	12,485	13,931
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	5,150	5,817
Miami-Dade County FL Seaport Revenue	5.500%	10/1/42	5,000	5,533
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31	10,000	10,890
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/37	2,500	2,708
Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/32	11,860	12,493
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/37	7,575	8,247
North Brevard County FL Hospital District Revenue	5.000%	1/1/42	4,575	4,833
North Brevard County FL Hospital District Revenue	5.000%	1/1/48	13,555	14,254
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.750%	10/1/18 (Prere.)	1,425	1,448
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.750%	10/1/18 (Prere.)	575	584
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	6,940	7,470
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	2,050	2,207
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	5.000%	1/1/39	6,500	6,630
Orange County FL Health Facilities Authority Revenue (Presbyterian Retirement Communities Inc.)	5.000%	8/1/47	7,500	8,131
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/32	1,500	1,656
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/36 (4)	2,250	2,513
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/38 (4)	2,335	2,620
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/33	2,030	2,084
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/39	6,000	4,789
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/42	7,540	6,001
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	5.375%	10/1/47	2,125	2,275
Palm Beach County FL Solid Waste Authority Revenue	5.500%	10/1/18 (Prere.)	25,000	25,389
Port St. Lucie FL Revenue	6.250%	9/1/18 (Prere.)	10,000	10,149
Port St. Lucie FL Utility Revenue	5.000%	9/1/18 (Prere.)	1,810	1,830
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	190	192
Putnam County FL Development Authority Revenue (Seminole Electric Cooperative Inc.)	5.000%	3/15/42	12,000	13,336
Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)	5.625%	7/1/39	10,000	10,364
Sarasota County FL School Board COP	5.375%	7/1/19 (Prere.)	3,000	3,122
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/47	16,000	17,781
St. Johns County FL Development Authority Revenue (Presbyterian Retirement Communities
Project)	6.000%	8/1/20 (Prere.)	5,000	5,433
St. Petersburg FL Health Facilities Authority Revenue (All Children’s Hospital Inc. Obligated Group)	6.500%	11/15/19 (Prere.)	2,000	2,134
St. Petersburg FL Public Utility Revenue	5.500%	10/1/19 (Prere.)	1,000	1,051
Sumter County FL Industrial Development Authority Hospital Revenue (Central Florida Health
Alliance Project)	5.250%	7/1/44	3,000	3,232
Sunrise FL Utility System Revenue	5.500%	10/1/18 (ETM)	3,535	3,589
Tallahassee FL Energy System Revenue	5.000%	10/1/30	3,350	3,826
Tallahassee FL Energy System Revenue	5.000%	10/1/31	2,600	2,960
Tallahassee FL Energy System Revenue	5.000%	10/1/32	2,250	2,550
Tallahassee FL Energy System Revenue	5.000%	10/1/33	5,200	5,876
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/44	6,860	7,323
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26	1,000	1,097
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/28	1,700	1,864
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/29	1,950	2,135
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33	7,407	8,054
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/48	9,000	10,146
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21 (Prere.)	1,525	1,706
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21 (Prere.)	1,600	1,790
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21 (Prere.)	1,750	1,958
West Palm Beach FL Revenue	5.000%	10/1/37	10,655	12,018
West Palm Beach FL Revenue	5.000%	10/1/40	11,000	12,355
				612,945
Georgia (2.2%)
Atlanta GA Airport Revenue	5.000%	1/1/33	2,615	2,848
Atlanta GA Airport Revenue	5.000%	1/1/33	5,000	5,446
Atlanta GA Airport Revenue	5.000%	1/1/34	2,750	2,992
Atlanta GA Airport Revenue	5.000%	1/1/34	5,000	5,440
Atlanta GA Airport Revenue	5.000%	1/1/37	6,010	6,522
Atlanta GA Development Authority Revenue	5.250%	7/1/40	2,500	2,843
Atlanta GA Development Authority Revenue	5.250%	7/1/44	5,500	6,235
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35	5,000	5,647
Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	4.000%	7/1/32	3,275	3,412
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/42	7,425	8,194
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/47	6,510	7,153
Dalton GA Combined Utilities Revenue	4.000%	3/1/34	750	781
Dalton GA Combined Utilities Revenue	4.000%	3/1/35	1,000	1,038
Dalton GA Combined Utilities Revenue	4.000%	3/1/36	1,430	1,482

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dalton GA Combined Utilities Revenue	4.000%	3/1/37	1,615	1,672
Dalton GA Combined Utilities Revenue	4.000%	3/1/38	2,000	2,066
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.500%	8/15/26 (14)	12,000	13,289
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36	3,025	3,308
Fayette County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/46	15,000	16,440
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/31	1,865	1,951
Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc.
Project)	4.000%	2/15/42	5,000	4,969
Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc.
Project)	5.000%	2/15/45	5,000	5,483
Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc.
Project)	5.500%	8/15/54	10,000	11,419
Georgia GO	5.000%	7/1/21 (Prere.)	2,000	2,181
Georgia GO	5.000%	2/1/29	6,500	7,747
Georgia GO	5.000%	2/1/30	11,420	13,561
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/30	4,265	4,657
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/39	7,000	7,589
Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System
Obligated Group)	5.000%	8/1/43	3,000	3,259
Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System
Obligated Group)	5.000%	8/1/47	3,420	3,707
Gwinnett County GA School District GO	5.000%	2/1/36	5,000	5,525
Henry County GA School District GO	4.000%	8/1/30	5,000	5,378
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/19 (Prere.)	4,500	4,669
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/19 (Prere.)	3,405	3,533
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/25	15,000	17,419
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	6.250%	7/1/18 (ETM)	1,880	1,894
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/36	12,000	13,707
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/37	15,835	18,076
Municipal Electric Authority Georgia Revenue	5.500%	7/1/18 (Prere.)	5,180	5,212
Municipal Electric Authority Georgia Revenue	5.500%	1/1/26	1,820	1,831
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.500%	7/1/60	5,000	5,505
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/32	1,500	1,562
Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	4.000%	1/1/34	5,000	5,140
				252,782
Guam (0.1%)
Guam Government Business Privilege Tax Revenue	5.000% 11/15/31		2,950	3,153
Guam Government Business Privilege Tax Revenue	5.000%	1/1/32	1,165	1,204
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/33	1,315	1,425
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/34	1,500	1,615
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/35	1,040	1,117
Guam Power Authority Revenue	5.000%	10/1/38	1,350	1,418
Guam Power Authority Revenue	5.000%	10/1/40	2,375	2,487
				12,419
Hawaii (1.5%)
Hawaii Department of Budget & Finance Special Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.500%	7/1/38	4,360	4,840
Hawaii GO	4.000%	10/1/27	3,705	4,058
Hawaii GO	5.000%	10/1/29	20,660	24,586
Hawaii GO	5.000%	1/1/30	3,000	3,581
Hawaii GO	4.000%	4/1/30	7,500	8,047
Hawaii GO	4.000%	10/1/30	15,460	16,566
Hawaii GO	4.000%	4/1/31	7,500	7,987
Hawaii GO	4.000%	10/1/31	6,640	7,084
Hawaii GO	5.000%	1/1/33	3,125	3,672
Hawaii GO	4.000%	10/1/33	3,750	3,962
Hawaii GO	5.000%	1/1/35	7,640	8,899
Hawaii GO	5.000%	1/1/37	18,700	21,714
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,341
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,354
Honolulu HI City & County GO	5.000%	10/1/32	6,840	7,841
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/29	9,610	10,341
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/40	10,000	11,205
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/42	12,500	12,915
University of Hawaii Revenue	6.000%	10/1/19 (Prere.)	2,500	2,642
				170,635
Idaho (0.1%)
4 Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44	6,630	6,866
2 Idaho Health Facilities Authority Revenue (Trinity Health Group)	6.250%	12/1/18 (Prere.)	6,000	6,154
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/47	1,250	1,405
				14,425

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois (7.6%)
Chicago IL Board of Education GO	5.500%	12/1/26 (14)	5,895	6,442
Chicago IL Board of Education GO	0.000%	12/1/27 (14)	9,030	5,868
Chicago IL Board of Education GO	5.500%	12/1/30 (2)	3,490	3,865
Chicago IL Board of Education GO	5.250%	12/1/41	3,140	3,141
Chicago IL Board of Education GO	5.000%	12/1/42	15,500	15,326
Chicago IL Board of Education GO	5.000%	12/1/44	5,000	4,927
Chicago IL Board of Education GO	5.000%	12/1/46	12,000	11,767
Chicago IL Board of Education GO	7.000%	12/1/46	1,815	2,134
Chicago IL GO	5.000%	1/1/34	8,000	8,146
Chicago IL GO	5.000%	1/1/38	2,000	2,038
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/31	7,500	8,171
Chicago IL Midway Airport Revenue	5.000%	1/1/35	7,800	8,522
Chicago IL Midway Airport Revenue	5.000%	1/1/36	2,000	2,183
Chicago IL O’Hare International Airport Revenue	6.500%	1/1/21 (Prere.)	3,000	3,334
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	26,870	30,076
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33	5,615	6,228
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/36	5,000	5,592
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/38	7,000	7,720
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/41	3,400	3,726
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/42	12,000	13,576
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/43	9,000	10,078
Chicago IL Park District GO	5.000%	1/1/36	4,000	4,190
Chicago IL Park District GO	5.000%	1/1/40	6,505	6,988
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	27,500	29,059
Chicago IL Sales Tax Revenue	5.000%	1/1/20 (Prere.)	4,265	4,473
Chicago IL Sales Tax Revenue	5.250%	1/1/22 (Prere.)	2,055	2,281
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/36	6,400	6,849
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	1,500	1,588
Chicago IL Wastewater Transmission Revenue	5.250%	1/1/42 (4)	2,000	2,237
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/44	9,750	10,259
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/47	2,500	2,676
4 Chicago IL Water Revenue TOB VRDO	1.930%	5/7/18	6,470	6,470
Chicago IL Waterworks Revenue	5.000%	11/1/44	7,500	8,001
Cook County IL Community College District GO	5.125%	12/1/38	4,250	4,386
Cook County IL Community College District GO	5.000%	12/1/47 (15)	7,500	8,079
Cook County IL Forest Preservation District GO	5.000%	12/15/32	1,000	1,050
Cook County IL Forest Preservation District GO	5.000%	12/15/37	2,500	2,625
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	6/1/42	16,580	17,595
Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/34	7,750	8,356
Illinois Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/37	5,000	5,401
Illinois Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/42	17,895	19,274
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41	5,000	5,525
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41 (4)	1,500	1,658
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	2/15/45	20,000	21,534
Illinois Finance Authority Revenue (Carle Foundation) VRDO	1.760%	5/7/18 LOC	30,200	30,200
Illinois Finance Authority Revenue (Central DuPage Health)	5.250%	11/1/19 (Prere.)	4,000	4,196
Illinois Finance Authority Revenue (Chicago University)	5.500%	8/15/19 (Prere.)	15,000	15,677
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.375%	8/15/18 (Prere.)	10,000	10,104
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/34	5,000	5,405
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.125%	5/15/43	3,250	3,400
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.250%	5/15/47	10,375	10,894
Illinois Finance Authority Revenue (Illinois Wesleyan University)	5.000%	9/1/36	1,000	1,072
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/42	2,000	2,130
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/46	20,000	21,598
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.375%	7/1/18 (Prere.)	3,000	3,018
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	5/15/19 (Prere.)	15,000	15,773
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/20 (Prere.)	4,085	4,403
Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	5/15/32	3,080	3,137
Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	5/15/33	1,110	1,127
Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	5/15/34	2,800	2,827
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/39	1,275	1,361
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/41	6,000	6,324
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/45	5,000	5,417
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/41	2,000	2,192
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/19 (Prere.)	2,775	2,956
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/35	1,825	1,930
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/33	5,000	5,543
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	7.000%	8/15/19 (Prere.)	16,000	17,014
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.375%	3/1/20 (Prere.)	5,120	5,433
Illinois Finance Authority Revenue (Trinity Health Corp.)	5.000%	12/1/21 (Prere.)	3,000	3,283

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (University of Chicago Medical Center) VRDO	1.560%	5/1/18 LOC	10,200	10,200
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32	790	863
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/33	10,000	11,283
Illinois GO	5.000%	3/1/21	4,000	4,137
Illinois GO	5.000%	8/1/21	7,000	7,274
Illinois GO	5.000%	12/1/22	7,450	7,781
Illinois GO	5.000%	11/1/23	9,860	10,283
Illinois GO	5.000%	11/1/23	5,000	5,214
Illinois GO	5.000%	8/1/24	9,000	9,312
Illinois GO	5.000%	2/1/25	1,630	1,694
Illinois GO	5.500%	7/1/25	2,800	2,973
Illinois GO	5.000%	8/1/25	5,110	5,277
Illinois GO	5.000%	11/1/26	55,125	57,370
Illinois GO	5.250%	7/1/30	5,000	5,145
Illinois GO	5.250%	2/1/32	8,075	8,280
Illinois GO	5.250%	2/1/33 (4)	5,200	5,732
Illinois GO	5.500%	7/1/33 (4)	3,350	3,661
Illinois GO	4.000%	12/1/33	12,000	10,980
Illinois GO	5.250%	2/1/34 (4)	3,125	3,436
Illinois GO	5.000%	5/1/34	2,000	2,019
Illinois GO	5.500%	7/1/38	7,500	7,720
Illinois Regional Transportation Authority Revenue	7.200%	11/1/20 (2)	8,455	9,093
Illinois Sports Facility Authority Revenue	5.500%	6/15/30 (2)	7,085	7,097
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	10,000	10,952
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	10,000	10,896
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	15,400	17,082
Illinois Toll Highway Authority Revenue	5.000%	1/1/42	14,000	15,672
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/25 (14)	10,000	7,392
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	17,500	9,357
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/33 (14)	7,500	3,683
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/34 (14)	4,870	2,196
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	6,000	1,747
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	12/15/24 (14)	2,715	2,057
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	6/15/31 (14)	17,500	9,587
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	6/15/32 (14)	7,500	3,892
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.000%	6/15/42	3,965	4,066
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.500%	6/15/53	1,000	1,061
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	12/15/54	50,000	7,156
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	12/15/56	27,000	3,449
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/41	6,375	6,921
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/21 (Prere.)	15,000	16,722
Springfield IL Water Revenue	5.000%	3/1/37	8,000	8,554
University of Illinois Auxiliary Facilities System Revenue	5.500%	4/1/31	3,000	3,236
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/27	115	115
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/29	9,100	9,003
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/32	16,500	7,702
				889,150
Indiana (1.5%)
Ball State University Student Fee Indiana Revenue	5.000%	7/1/29	1,250	1,449
Ball State University Student Fee Indiana Revenue	5.000%	7/1/30	850	983
Ball State University Student Fee Indiana Revenue	5.000%	7/1/31	400	461
Indiana Finance Authority Health Facilities Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/51	13,000	13,864
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.250%	11/1/19 (Prere.)	3,000	3,145
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.000%	11/1/41	12,815	14,029
Indiana Finance Authority Revenue (BHI Senior Living)	6.000%	11/15/41	10,000	11,350
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/41	6,500	6,911
Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/30	1,100	1,186
Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/39	2,770	2,927
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/32	6,130	7,065
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/33	12,610	14,525
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/34	8,760	10,084
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/35	2,500	2,876

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/37	7,000	7,590
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/39	7,000	7,841
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/46	10,000	11,162
Indiana Finance Authority Water Utilities Revenue	5.000%	10/1/41	11,335	12,608
Indiana Finance Authority Water Utilities Revenue	5.000%	10/1/46	7,140	7,882
Indianapolis IN Local Public Improvement Bond Bank Revenue (Qualified Midwestern Disaster
Area)	5.750%	2/1/36	8,800	9,550
Indianapolis IN Local Public Improvement Bond Bank Revenue (Waterworks Project)	5.750%	1/1/19 (Prere.)	1,955	2,006
Indianapolis IN Local Public Improvement Bond Bank Revenue (Waterworks Project)	5.750%	1/1/38	8,045	8,239
Northern Indiana Commuter Transportation District Revenue	5.000%	7/1/32	1,000	1,126
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/32	6,945	7,895
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/33	5,575	6,327
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/34	4,810	5,452
				178,533
Iowa (0.4%)
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	35	35
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	15,000	15,960
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project) PUT	5.250%	12/1/37	6,240	6,554
Iowa Finance Authority Revenue (Lifespace Communities Inc. Obligated Group)	5.000%	5/15/41	1,345	1,458
Iowa Finance Authority Revenue (Lifespace Communities Inc. Obligated Group)	5.000%	5/15/47	12,340	13,322
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	5.000%	12/1/46	10,700	12,169
				49,498
Kansas (0.5%)
Johnson County KS Unified School District No. 233 GO	4.000%	9/1/30	5,000	5,370
Johnson County KS Unified School District No. 233 GO	4.000%	9/1/31	4,000	4,268
Kansas Development Finance Authority Revenue	5.000%	5/1/29	2,275	2,510
Kansas Development Finance Authority Revenue	5.000%	5/1/30	4,165	4,590
Kansas Development Finance Authority Revenue	5.000%	5/1/31	4,975	5,475
Kansas Development Finance Authority Revenue	5.000%	5/1/32	5,225	5,742
Kansas Development Finance Authority Revenue	5.000%	5/1/33	1,610	1,766
Kansas Development Finance Authority Revenue	5.000%	5/1/34	1,590	1,742
Kansas Development Finance Authority Revenue	5.000%	4/1/35	16,585	18,113
Kansas Development Finance Authority Revenue	5.000%	5/1/35	1,665	1,821
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/44	2,750	3,015
				54,412
Kentucky (0.6%)
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System
Obligated Group)	5.375%	8/15/18 (Prere.)	2,500	2,525
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System
Obligated Group)	5.375%	8/15/24	2,500	2,521
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System
Obligated Group)	5.000%	8/15/41	6,700	7,204
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System
Obligated Group)	5.000%	8/15/42	6,240	6,544
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System
Obligated Group)	5.000%	8/15/46	5,300	5,673
Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project)
BAN	0.000%	7/1/34	2,000	1,865
Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project)
BAN	0.000%	7/1/43	10,000	9,241
Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project)
BAN	5.750%	7/1/49	11,900	13,019
Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project)
BAN	6.000%	7/1/53	5,000	5,535
Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton
Healthcare Obligated Group)	5.750%	10/1/42	13,000	14,539
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/35	1,065	1,119
Warren County KY Hospital Revenue (Bowling Green-Warren County Community Hospital Corp.
Project)	5.000%	4/1/35	1,620	1,749
				71,534
Louisiana (0.6%)
East Baton Rouge Parish LA Sewer Commission Revenue	5.000%	2/1/33	5,405	6,047
East Baton Rouge Parish LA Sewer Commission Revenue	5.000%	2/1/34	5,290	5,901
Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/30 (4)	1,300	1,499
Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/32 (4)	1,500	1,717
Lafayette LA Communications System Revenue	5.000%	11/1/26 (4)	3,185	3,610
Lafayette LA Communications System Revenue	5.000%	11/1/28 (4)	1,250	1,407
Lafayette LA Utilities Revenue	4.000%	11/1/31 (4)	1,270	1,351
Lafayette LA Utilities Revenue	4.000%	11/1/32 (4)	1,500	1,580
Lafayette LA Utilities Revenue	4.000%	11/1/33 (4)	1,000	1,046

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lafayette LA Utilities Revenue	4.000%	11/1/34 (4)	1,175	1,221
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/39	4,250	4,651
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/35	5,180	5,748
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Women’s Hospital Foundation Project)	5.875%	10/1/20 (Prere.)	14,000	15,255
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/28	4,000	4,442
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/29	3,000	3,330
Louisiana State University Revenue	5.000%	7/1/24	1,000	1,115
Louisiana State University Revenue	5.000%	7/1/25	505	562
Shreveport LA Water & Sewer Revenue	5.000%	12/1/36 (4)	1,280	1,444
Shreveport LA Water & Sewer Revenue	5.000%	12/1/37 (4)	1,360	1,533
Shreveport LA Water & Sewer Revenue	5.000%	12/1/41 (4)	2,000	2,234
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	4,000	4,233
				69,926
Maine (0.1%)
Maine Health & Higher Educational Facilities Authority Revenue (Bates College)	5.000%	7/1/38	4,000	4,364
Maine Health & Higher Educational Facilities Authority Revenue (Stephens Memorial Hospital
Association)	5.000%	7/1/39	5,100	5,503
Maine Turnpike Authority Revenue	4.000%	7/1/37	1,500	1,553
Maine Turnpike Authority Revenue	4.000%	7/1/38	1,850	1,911
				13,331
Maryland (2.1%)
Anne Arundel County MD GO	5.000%	10/1/31	3,615	4,225
Anne Arundel County MD GO	5.000%	10/1/31	2,075	2,425
Anne Arundel County MD GO	5.000%	10/1/32	3,615	4,210
Anne Arundel County MD GO	5.000%	10/1/32	2,125	2,475
Anne Arundel County MD GO	5.000%	10/1/33	3,615	4,196
Anne Arundel County MD GO	5.000%	10/1/33	2,090	2,426
Baltimore County MD GO	5.000%	2/1/26	2,800	3,064
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/30	5,000	5,678
Baltimore MD Project Revenue	5.000%	7/1/38	5,000	5,531
Frederick County MD GO	5.000%	2/1/28	1,550	1,874
Frederick County MD GO	5.000%	2/1/29	1,400	1,713
Frederick County MD GO	5.000%	2/1/30	2,685	3,291
Howard County MD GO	4.000%	2/15/33	8,200	8,718
Maryland Department of Transportation Revenue	4.000%	12/15/28	10,000	10,733
Maryland Economic Development Corp. Pollution Control Revenue (Potomac Electric Power Co.)	6.200%	9/1/22	4,000	4,138
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/35	2,000	2,228
Maryland GO	4.000%	3/1/23 (Prere.)	5,000	5,389
Maryland GO	5.000%	3/15/27	27,250	32,590
Maryland GO	4.000%	6/1/29	25,000	26,956
Maryland GO	5.000%	3/15/31	20,000	23,885
Maryland Health & Higher Educational Facilities Authority Revenue (LifeBridge Health Obligated
Group)	4.000%	7/1/42	3,830	3,871
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/38	10,000	10,945
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical
System)	7.000%	7/1/22 (ETM)	8,145	9,211
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical
System)	4.000%	7/1/48	7,000	6,915
Montgomery County MD GO	4.000%	12/1/30	1,000	1,069
Montgomery County MD GO	4.000%	12/1/34	15,000	15,616
University System of Maryland Revenue	5.000%	4/1/27	4,235	5,073
University System of Maryland Revenue	5.000%	4/1/30	6,180	7,391
Washington MD Suburban Sanitary Commission GO	4.000%	6/15/32	14,725	15,746
Washington Suburban Sanitation District Maryland GO	4.000%	6/1/34	7,315	7,636
				239,218
Massachusetts (1.5%)
Massachusetts Bay Transportation Authority General Transportation Revenue	7.000%	3/1/21	5,605	6,096
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/18 (Prere.)	725	729
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/18 (Prere.)	1,775	1,785
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/33	2,390	2,502
Massachusetts College Building Authority Revenue	5.000%	5/1/20 (Prere.)	2,500	2,650
Massachusetts Development Finance Agency Revenue (Baystate Medical Obligated Group)	5.000%	7/1/44	5,000	5,398
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/33	3,205	3,546
Massachusetts Development Finance Agency Revenue (Emerson College)	5.250%	1/1/42	4,800	5,280
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/33	24,745	29,026
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/47	6,695	7,378
Massachusetts Development Finance Agency Revenue (Wellesley College)	5.000%	7/1/42	5,000	5,504

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts GO	4.000%	9/1/31	12,500	13,311
Massachusetts GO	4.000%	9/1/32	7,500	7,958
Massachusetts GO	5.000%	8/1/36	9,855	10,657
Massachusetts GO	5.000%	7/1/40	1,250	1,409
Massachusetts GO	4.000%	6/1/43	1,000	1,017
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.750%	7/1/18 (Prere.)	890	896
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.750%	7/1/18 (Prere.)	7,300	7,348
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30	10,100	11,111
Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	8/15/32	8,800	9,248
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	10/15/35	3,000	3,284
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	2/15/48	7,500	8,769
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/27 (14)	7,190	8,686
Massachusetts Water Resources Authority Revenue	6.500%	7/15/19 (ETM)	4,955	5,053
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21 (Prere.)	180	196
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21 (Prere.)	820	893
Massachusetts Water Resources Authority Revenue	5.000%	8/1/27	3,000	3,260
Metropolitan Boston MA Transit Parking Corp. Revenue	5.250%	7/1/36	4,500	4,875
University of Massachusetts Building Authority Revenue	5.000%	11/1/39	10,795	11,873
				179,738
Michigan (2.7%)
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.250%	7/1/39	1,000	1,069
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/26 (4)	2,500	2,667
East Lansing MI School District GO	5.000%	5/1/39	1,000	1,117
East Lansing MI School District GO	5.000%	5/1/42	2,000	2,225
Eastern Michigan University Revenue	5.000%	3/1/33 (15)	1,000	1,133
Eastern Michigan University Revenue	5.000%	3/1/36 (15)	1,000	1,122
Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33 (4)	10,000	10,273
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/46	20,000	21,817
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/40	17,330	18,989
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/41	3,300	3,621
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/45	3,000	3,282
Kent Hospital Finance Authority Michigan Revenue (Spectrum Health System) PUT	5.000%	1/15/42	10,840	11,415
Kentwood MI Economic Development Corp. Revenue (Holland Home Obligated Group)	5.000%	11/15/37	3,875	4,153
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/42	8,320	9,455
Michigan Building Authority Revenue	5.000%	4/15/29	2,965	3,384
Michigan Building Authority Revenue	5.000%	10/15/29	1,450	1,623
Michigan Building Authority Revenue	5.000%	4/15/31	12,020	13,632
Michigan Building Authority Revenue	5.000%	4/15/38	2,000	2,234
Michigan Building Authority Revenue	5.000%	4/15/41	1,890	2,109
Michigan Building Authority Revenue	5.000%	10/15/45	4,900	5,439
Michigan Building Authority Revenue	5.250%	10/15/47	2,000	2,209
Michigan Building Authority Revenue	5.000%	10/15/51	8,000	8,816
Michigan Finance Authority Revenue	5.000%	10/1/39	13,195	14,221
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/27	500	563
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28 (4)	3,000	3,378
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29	1,000	1,119
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32	5,000	5,497
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32 (14)	2,210	2,420
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	7,500	8,184
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34 (14)	1,165	1,267
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/44	3,670	3,969
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/33	4,000	4,474
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/38	13,500	14,895
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/39	6,000	6,582
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22 (Prere.)	1,500	1,678
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22 (Prere.)	3,100	3,467
Michigan Finance Authority Revenue (Trinity Health Credit Group)	4.000%	12/1/36	2,345	2,388
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/37	3,500	4,004
Michigan Finance Authority Revenue (Trinity Health Credit Group)	4.000%	12/1/40	4,750	4,818
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/42	1,875	2,115
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/47	4,000	4,317
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.750%	11/15/19 (Prere.)	5,000	5,285
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.125%	6/1/19 (Prere.)	9,000	9,409
Michigan Hospital Finance Authority Revenue (Trinity Health)	5.000%	12/1/48	2,300	2,449
Michigan State University Revenue	5.000%	8/15/26	1,165	1,309
Michigan State University Revenue	5.000%	8/15/27	1,040	1,168
Michigan Strategic Fund Limited Obligation Revenue (Holland Home Obligated Group)	5.000%	11/15/42	4,765	5,085
Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.250%	10/15/40	5,500	6,036
Rockford MI Public Schools GO	5.000%	5/1/44	1,225	1,356
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	6.000%	8/1/19 (Prere.)	8,000	8,394
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/39	8,245	8,932

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Michigan Revenue	5.000%	4/1/47	13,375	15,329
Wayne County MI Airport Authority Revenue	5.000%	12/1/42	2,500	2,779
Wayne County MI Airport Authority Revenue	5.000%	12/1/45	5,000	5,485
Wayne County MI Airport Authority Revenue	5.000%	12/1/47	3,500	3,876
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39 (15)	3,000	3,288
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/40	2,890	3,180
Wayne State University Michigan Revenue	5.000%	11/15/35	1,100	1,231
Wayne State University Michigan Revenue	5.000%	11/15/38	2,220	2,473
Woodhaven-Brownstone MI School District GO	5.000%	5/1/27	3,675	4,271
Woodhaven-Brownstone MI School District GO	5.000%	5/1/28	3,705	4,283
				316,758
Minnesota (1.0%)
Duluth MN Independent School District No. 709 COP	5.000%	2/1/26	2,000	2,280
Duluth MN Independent School District No. 709 COP	4.000%	2/1/27	1,200	1,276
Hastings MN Independent School District No. 200 GO	0.000%	2/1/29	3,425	2,397
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/41	3,510	3,996
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/46	5,250	5,956
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.750%	11/15/18 (Prere.)	4,250	4,362
Minneapolis MN Special School District No. 1 COP	4.000%	2/1/29	11,120	11,709
Minneapolis MN Special School District No. 1 COP	4.000%	2/1/30	11,505	12,083
Minnesota COP	5.000%	6/1/31	3,730	4,215
Minnesota GO	5.000%	8/1/34	18,000	20,555
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	10/1/34	400	418
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	10/1/35	400	416
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	10/1/36	500	519
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	10/1/37	500	518
Prior Lake-Savage MN Independent School District No. 719 GO	0.000%	2/1/29	5,690	3,998
Rochester MN Electric Utility Revenue	5.000%	12/1/42	3,660	4,151
Rochester MN Electric Utility Revenue	5.000%	12/1/47	1,990	2,249
Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/33	5,000	6,129
Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/34	10,000	12,210
Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/35	2,500	3,066
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services
Obligated Group)	4.000%	11/15/43	3,480	3,544
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services
Obligated Group)	5.000%	11/15/47	5,000	5,574
University of Minnesota Revenue	5.000%	4/1/36	1,810	2,069
				113,690
Mississippi (0.7%)
Jackson MS Public School District GO	5.000%	4/1/28	1,675	1,903
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	1.560%	5/1/18	10,800	10,800
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	1.600%	5/1/18	15,800	15,800
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	1.600%	5/1/18	14,450	14,450
Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System)	5.000%	9/1/41	5,000	5,333
Mississippi State University Educational Building Corp. Revenue	5.250%	8/1/23 (Prere.)	2,500	2,866
S.M. Educational Building Corp. Mississippi Revenue (Residence Hall Construction & Refunding
Project)	5.000%	3/1/23 (Prere.)	14,490	16,311
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	6.500%	9/1/32	10,000	10,167
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	5.375%	12/1/35	4,750	5,251
				82,881
Missouri (1.4%)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Mass Transit Sales
Tax Revenue	5.000%	10/1/44	4,670	5,128
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/24	1,500	1,642
Curators of the University of Missouri System Facilities Revenue	4.000%	11/1/33	5,000	5,254
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	5,190	5,822
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	10,120	11,320
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/35	1,520	1,597
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/36	2,500	2,621
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/37	1,250	1,309
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/38	2,500	2,614
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/29	2,755	3,100
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/30	6,905	7,739
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/40	6,750	7,384
Kansas City MO Special Obligation Revenue (Kansas City Downtown Redevelopment District)	5.000%	9/1/39	3,150	3,448
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/31	4,280	5,028
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/46	3,000	3,390

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/18 (Prere.)	2,800	2,856
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/33	740	753
1 Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/48	12,500	13,789
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	4.000%	5/15/34	5,000	5,139
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	4.000%	5/15/39	5,000	5,096
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	4.000%	5/15/42	5,000	5,068
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/42	5,000	5,582
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	4.000%	11/15/49	10,000	10,071
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.000%	11/15/37	14,950	16,239
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/30	8,245	9,729
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/30	3,380	3,852
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/31	2,000	2,274
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/45	10,000	11,200
				159,044
Montana (0.2%)
Forsyth MT Pollution Control Revenue (Puget Sound Energy Project)	3.900%	3/1/31	3,575	3,654
Lewis & Clark County School District No. 1 GO	4.000%	7/1/33	1,685	1,786
Lewis & Clark County School District No. 1 GO	4.000%	7/1/34	1,505	1,585
Lewis & Clark County School District No. 1 GO	4.000%	7/1/35	1,050	1,104
Lewis & Clark County School District No. 1 GO	4.000%	7/1/36	910	954
Lewis & Clark County School District No. 1 GO	4.000%	7/1/37	1,000	1,044
Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services
Obligated Group)	5.000%	6/1/48	9,230	10,248
Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/41	2,650	2,908
				23,283
Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,367
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/28	4,100	4,702
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/36	2,500	2,901
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/37	3,000	3,494
Douglas County NE Hospital Authority No. 2 Health Facilities Revenue (Children’s Hospital
Obligated Group)	5.000%	11/15/34	1,000	1,127
Douglas County NE Hospital Authority No. 2 Health Facilities Revenue (Children’s Hospital
Obligated Group)	5.000%		2,000	2,250
Douglas County NE Hospital Authority No. 2 Health Facilities Revenue (Children’s Hospital		11/15/35
Obligated Group)	5.000%	11/15/37	1,000	1,122
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health
System)	5.000%	11/1/45	2,500	2,715
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.375%	4/1/19 (Prere.)	3,000	3,097
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/29	2,000	2,174
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/37	6,000	6,278
University of Nebraska Student Fee Revenue	5.000%	7/1/37	5,000	5,428
				40,655
Nevada (0.4%)
Clark County NV GO	4.000%	6/1/32	4,000	4,254
Las Vegas NV GO	4.000%	9/1/32	8,860	9,322
Las Vegas NV GO	4.000%	9/1/33	9,220	9,636
Las Vegas Valley Water District Nevada GO	5.000%	6/1/27	1,050	1,155
Las Vegas Valley Water District Nevada GO	5.000%	6/1/29	7,470	8,202
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	2,800	3,223
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/33	5,000	5,277
				41,069
New Hampshire (0.2%)
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	6.000%	8/1/19 (Prere.)	2,400	2,520
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/34	1,375	1,467
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	7,955	8,443
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	7.000%	1/1/21 (Prere.)	8,000	8,995
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/30	1,000	1,076
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/31	640	684
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/32	1,000	1,062
				24,247
New Jersey (2.7%)
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper
Health System Obligated Group)	5.750%	2/15/42	5,000	5,439
New Jersey Economic Development Authority Revenue	5.000%	6/15/36	2,000	2,124
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student Housing Project)	5.000%	6/1/31 (4)	1,750	1,979

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student Housing Project)	4.000%	6/1/32 (4)	2,125	2,184
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	10,000	10,511
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/26	3,000	3,183
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	9,000	10,618
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28	20,000	21,121
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	4.000%	7/1/34	1,000	1,026
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	7,250	7,673
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/29	7,335	7,759
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health System Obligated
Group)	5.000%	7/1/27	5,755	6,605
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health System Obligated
Group)	5.000%	7/1/29	2,670	3,033
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/41	3,600	3,797
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33	8,190	8,548
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	4.250%	10/1/32	720	730
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/27	1,000	1,104
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	2,500	2,759
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30	2,550	2,786
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/28	12,000	12,715
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/29	1,925	2,037
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.500%	6/15/39	5,300	5,662
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/41	7,300	7,776
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/44	10,000	10,421
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	5,180	5,623
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/22	5,000	5,348
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22 (2)	8,500	9,350
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25 (2)	5,000	3,645
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/26	2,000	2,128
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27	12,000	7,910
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32	7,400	7,853
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/32 (4)	17,000	9,312
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/37	11,450	4,438
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/38 (12)	8,000	8,176
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	8,000	8,907
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	10,795	12,018
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	12,000	13,858
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	5,000	5,741
New Jersey Turnpike Authority Revenue	4.000%	1/1/35	17,150	17,919
New Jersey Turnpike Authority Revenue	5.000%	1/1/37	4,500	5,140
New Jersey Turnpike Authority Revenue	4.000%	1/1/43	6,975	7,161
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/27	2,000	2,167
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/34	2,000	2,217
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35	1,900	2,099
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/46	1,500	1,620
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/46	14,000	14,689
Tobacco Settlement Financing Corp. New Jersey Revenue	5.250%	6/1/46	16,050	17,826
				316,735
New Mexico (0.5%)
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/26	1,295	1,526
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/27	1,515	1,781
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/30	1,650	1,918
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services)	5.000%	8/1/19 (Prere.)	6,500	6,753
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services)	4.000%	8/1/33	6,705	6,903
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services)	4.000%	8/1/34	9,860	10,087
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services)	5.000%	8/1/42	15,025	16,277
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services)	5.000%	8/1/44	10,100	11,143
				56,388
New York (14.8%)
4 Battery Park City Authority New York Revenue TOB VRDO	1.610%	5/1/18 LOC	1,500	1,500
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.375%	1/15/20 (Prere.)	6,000	6,449
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/24	8,120	8,972
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/25	6,710	7,414

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hempstead NY GO	4.000%	4/1/27 (4)	6,850	7,377
Hempstead NY GO	4.000%	4/1/30 (4)	7,720	8,184
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/21 (Prere.)	17,785	19,578
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/34	2,455	2,805
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/45	5,000	5,627
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/47	10,945	11,835
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/37	2,000	2,261
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/39	2,000	2,194
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/41	3,250	3,632
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/44	17,000	18,658
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/46	1,735	1,933
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/46	3,000	3,268
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University
Hospital Association Project)	5.000%	7/1/32	3,000	3,203
New York City NY GO	5.000%	8/1/23	9,620	10,677
New York City NY GO	5.000%	8/1/24	10,195	11,377
New York City NY GO	5.000%	8/1/25	9,160	10,205
New York City NY GO	5.000%	8/1/25	5,000	5,570
New York City NY GO	5.000%	8/1/26	8,065	9,336
New York City NY GO	5.000%	8/1/31	5,000	5,400
New York City NY GO	5.000%	3/1/32	5,000	5,520
New York City NY GO	4.000%	8/1/32	5,000	5,284
New York City NY GO	5.000%	8/1/32	5,000	5,395
New York City NY GO	5.000%	10/1/32	5,260	5,792
New York City NY GO	5.000%	4/1/34	7,000	8,108
New York City NY GO	5.000%	12/1/34	16,310	18,629
New York City NY GO	5.000%	8/1/35	1,500	1,615
New York City NY GO	5.000%	10/1/35	5,000	5,744
New York City NY GO	4.000%	8/1/36	7,500	7,794
New York City NY GO	5.000%	8/1/37	7,690	8,704
New York City NY GO	5.000%	10/1/37	5,000	5,726
New York City NY GO	5.000%	12/1/38	14,545	16,495
New York City NY GO VRDO	1.560%	5/1/18	17,900	17,900
New York City NY GO VRDO	1.610%	5/1/18	2,880	2,880
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30	6,000	6,269
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/20 (12)	8,400	8,022
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/22 (12)	4,585	4,126
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/24 (12)	9,670	8,157
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/28	2,000	2,202
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	8,000	9,170
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	6,580	7,097
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34	3,500	3,825
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34	9,000	10,002
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	4,150	4,635
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	5,000	5,576
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/37	10,000	11,722
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	20,000	22,343
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/43	10,000	10,724
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	6/15/43	21,000	22,721
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.500%	6/15/43	1,500	1,628
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	13,775	14,768
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	5,000	5,415
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45	6,320	6,860
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45	1,000	1,083
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46	5,000	5,552
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46	20,000	22,726
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/48	10,000	10,214
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.530%	5/1/18	16,750	16,750
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.610%	5/1/18	13,180	13,180
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.750%	5/7/18	5,900	5,900
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	5,000	5,500
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	16,000	17,326
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	800	879
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33	5,000	5,403
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/37	10,000	10,949
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	7/15/37	2,750	3,008
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40	8,000	8,909
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/29	15,000	16,653
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/30	5,000	5,682
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	16,965	19,754
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/32	10,000	11,265

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/33	2,500	2,764
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/33	5,000	5,432
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/34	4,215	4,763
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	315	324
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	11,335	13,045
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	7,000	7,929
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	8,940	9,537
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	10,000	11,178
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	2/1/36	10,000	10,364
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36	19,945	22,783
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36	8,000	8,288
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/37	9,000	9,933
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/37	7,000	7,235
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/37	6,000	6,206
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	7,135	7,933
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/38	6,175	6,363
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/39	15,875	16,894
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/40	6,810	7,654
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/41	23,000	25,523
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/42	4,500	4,860
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/42	10,000	10,288
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.530%	5/1/18	9,000	9,000
New York Convention Center Development Corp. Revenue	0.000%	11/15/40	3,500	1,390
New York Convention Center Development Corp. Revenue	0.000%	11/15/43	2,500	869
New York Convention Center Development Corp. Revenue	5.000%	11/15/45	5,130	5,690
4 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	14,465	15,064
New York Liberty Development Corp. Revenue	5.000%	11/15/31	3,000	3,259
New York Liberty Development Corp. Revenue	5.000%	12/15/41	12,100	13,075
New York Liberty Development Corp. Revenue	5.000%	11/15/44	7,550	8,119
New York Liberty Development Corp. Revenue	5.750%	11/15/51	18,500	20,509
New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	10,250	12,513
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20 (Prere.)	7,500	8,119
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21 (Prere.)	4,675	5,188
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21 (Prere.)	1,325	1,470
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22 (Prere.)	4,500	5,062
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23 (Prere.)	11,935	13,526
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23 (Prere.)	5,000	5,666
New York Metropolitan Transportation Authority Revenue	5.000% 11/15/30		6,000	6,726
New York Metropolitan Transportation Authority Revenue	5.000% 11/15/30		4,750	5,243
New York Metropolitan Transportation Authority Revenue	5.000% 11/15/31		6,030	6,756
New York Metropolitan Transportation Authority Revenue	5.250% 11/15/31		10,000	11,573
New York Metropolitan Transportation Authority Revenue	5.000% 11/15/33		5,400	5,941
New York Metropolitan Transportation Authority Revenue	5.250% 11/15/37		11,105	12,534
New York Metropolitan Transportation Authority Revenue	5.000% 11/15/38		5,000	5,459
New York Metropolitan Transportation Authority Revenue	5.000% 11/15/38		8,550	9,335
New York Metropolitan Transportation Authority Revenue	5.000% 11/15/45		7,000	7,686
New York Metropolitan Transportation Authority Revenue	5.250% 11/15/56		5,500	6,196
New York Metropolitan Transportation Authority Revenue	5.250% 11/15/56		4,625	5,181
New York Metropolitan Transportation Authority Revenue	5.250% 11/15/57		3,000	3,389
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.000% 11/15/19 (Prere.)		3,750	3,931
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000% 11/15/21 (Prere.)		5,000	5,506
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000% 11/15/21 (Prere.)		3,000	3,304
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125% 11/15/21 (Prere.)		2,000	2,211
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000% 11/15/28		10,250	11,389
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250% 11/15/29		11,520	13,765
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250% 11/15/32		18,220	21,527
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000% 11/15/36		9,155	10,478
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000% 11/15/51		12,925	13,710
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000% 11/15/21 (Prere.)		3,000	3,304
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,187
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/38	10,035	11,041
4 New York Metropolitan Transportation Authority Revenue (Transit Revenue) TOB VRDO	1.810%	5/7/18 LOC	13,955	13,955
New York State Dormitory Authority Revenue	5.000%	3/15/29	33,090	39,644
New York State Dormitory Authority Revenue	4.000%	3/15/48	19,000	19,530
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/19 (ETM)	10	10
New York State Dormitory Authority Revenue (New York University)	5.750%	7/1/27 (14)	10,000	11,811
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/37	2,300	2,528
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/21 (ETM)	5	5
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22 (Prere.)	610	670
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/30	26,300	29,346
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31	9,120	9,987

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33	10,000	10,936
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	22,000	23,621
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/36	10,000	10,413
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/36	10,000	11,385
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37	2,250	2,448
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/38	7,500	8,383
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	20,000	22,244
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/42	25,000	27,070
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/44	20,000	20,530
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/26	2,000	2,207
New York State Dormitory Authority Revenue (The New School)	6.000%	7/1/20 (Prere.)	5,000	5,419
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/46	1,000	1,103
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	10,000	11,672
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	1,300	1,482
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	18,000	20,529
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/29	5,860	6,599
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/36	3,500	3,788
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/43	5,000	5,533
New York State GO	5.000%	2/15/30	4,000	4,302
New York State Thruway Authority Revenue	5.000%	1/1/28	1,500	1,789
New York State Thruway Authority Revenue	5.000%	1/1/29	2,000	2,363
New York State Thruway Authority Revenue	5.000%	1/1/30	2,010	2,371
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/30	5,000	5,504
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/31	6,265	6,892
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28	15,030	17,523
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/29	5,025	5,824
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/32	5,835	6,579
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/32	11,170	12,388
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	10,000	11,081
Port Authority of New York & New Jersey Revenue	5.000%	10/15/28	4,000	4,652
Port Authority of New York & New Jersey Revenue	5.000%	10/15/31	2,000	2,306
Port Authority of New York & New Jersey Revenue	5.000%	9/1/33	3,905	4,398
Port Authority of New York & New Jersey Revenue	5.250%		10,000	11,392
Port Authority of New York & New Jersey Special Obligation Revenue (John F. Kennedy		11/15/56
International Air Terminal LLC)	6.000%	12/1/42	10,000	10,935
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/28	5,500	6,201
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/35	6,020	6,590
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/45	20,000	20,101
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	5/15/18 (Prere.)	12,500	12,516
Triborough Bridge & Tunnel Authority New York Revenue	6.125%	1/1/21 (ETM)	6,140	6,504
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/29	6,710	7,818
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/38	7,000	8,000
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/47	5,500	6,221
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/27	5,040	5,909
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/32	14,480	16,824
Utility Debt Securitization Authority New York Revenue	4.000%	12/15/37	7,500	7,861
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/37	19,000	21,598
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46	9,835	10,369
				1,718,882
North Carolina (1.1%)
Board of Governors of the University of North Carolina Revenue (University of North Carolina at
Charlotte) VRDO	5.000%	10/1/42	4,500	5,099
Board of Governors of the University of North Carolina Revenue (University of North Carolina at
Charlotte) VRDO	5.000%	10/1/47	5,350	6,039
Board of Governors of the University of North Carolina Revenue (University of North Carolina
Hospitals at Chapel Hill) VRDO	1.790%	5/7/18	22,790	22,790
Buncombe County NC Limited Obligation Revenue	5.000%	6/1/27	2,860	3,319
Buncombe County NC Limited Obligation Revenue	5.000%	6/1/28	1,500	1,734
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/28	1,000	1,161
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/30	1,000	1,154
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/32	1,825	2,087
Cabarrus County NC Installment Financing Contract Revenue	4.000%	6/1/34	1,000	1,051
Charlotte NC Airport Revenue	5.000%	7/1/26	2,205	2,384
Charlotte NC Airport Revenue	5.000%	7/1/36	2,000	2,151
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	4.000%	10/1/31	3,000	3,107
North Carolina Capital Facilities Finance Agency Revenue (Duke University Project)	5.000%	10/1/55	6,000	6,687
North Carolina GAN	5.000%	3/1/28	20,000	22,918
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	500	539
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.250%	6/1/29	3,000	3,197

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.375%	10/1/45	10,000	10,643
North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist
Retirement Homes Inc.)	5.000%	10/1/37	1,100	1,204
North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist
Retirement Homes Inc.)	5.000%	10/1/42	1,155	1,263
North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist
Retirement Homes Inc.)	5.000%	10/1/47	2,500	2,708
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/31	12,000	13,667
University of North Carolina at Charlotte Revenue	4.000%	10/1/36	1,130	1,182
University of North Carolina at Charlotte Revenue	4.000%	10/1/37	1,105	1,154
University of North Carolina at Charlotte Revenue	4.000%	10/1/40	2,500	2,591
University of North Carolina at Greensboro Revenue	4.000%	4/1/33	1,750	1,873
University of North Carolina Hospitals at Chapel Hill Revenue	5.000%	2/1/46	5,000	5,510
Winston-Salem NC Water & Sewer System Revenue	4.000%	6/1/30	1,610	1,738
Winston-Salem NC Water & Sewer System Revenue	4.000%	6/1/31	1,500	1,609
Winston-Salem NC Water & Sewer System Revenue	4.000%	6/1/32	2,000	2,141
				132,700
North Dakota (0.1%)
Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/48	4,000	4,264
Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/53	5,000	5,296
				9,560
Ohio (3.1%)
Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System
Obligated Group)	5.250%	11/15/46	18,000	19,491
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/20 (Prere.)	10,000	10,724
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	5/1/42	1,300	1,388
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/36	2,250	2,257
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37	3,750	3,756
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/38	7,600	7,606
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/22 (Prere.)	4,000	4,386
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/36	2,445	2,775
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	4.000%	12/1/33	2,050	2,078
Brunswick OH City School District GO	5.250%	12/1/48	4,000	4,403
Brunswick OH City School District GO	5.250%	12/1/53	8,200	9,006
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	6.375%	4/1/36	5,490	6,079
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.625%	4/1/41	5,000	5,392
Butler County OH Hospital Facilities Revenue (UC Health)	5.000%	11/15/45	8,810	9,635
Cleveland OH Water Revenue	4.000%	1/1/31	1,355	1,427
Cleveland OH Water Revenue	4.000%	1/1/32	1,500	1,571
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/33	3,510	3,811
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/34	3,690	3,998
Columbus OH City School District GO	5.000%	12/1/42	8,000	9,022
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/42	14,500	15,235
Cuyahoga County OH Hospital Revenue (MetroHealth System)	4.750%	2/15/47	10,100	10,230
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.250%	2/15/47	2,000	2,117
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.500%	2/15/52	3,000	3,263
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.500%	2/15/57	5,000	5,416
Cuyahoga OH Community College District GO	4.000%	12/1/34	3,000	3,148
Euclid OH City School District GO	4.750%	1/15/54	6,685	7,001
Franklin County OH Health Care Facilities Improvement Revenue (OPRS Communities)	5.000%	7/1/29	2,235	2,435
Franklin County OH Health Care Facilities Improvement Revenue (OPRS Communities)	5.000%	7/1/38	11,975	12,750
Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/47	2,380	2,675
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/42	30,000	32,941
Highland OH Local School District GO	5.250%	12/1/54	3,000	3,285
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/21 (Prere.)	1,875	2,054
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/21 (Prere.)	1,155	1,275
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/21 (Prere.)	2,135	2,357
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.000%	11/15/21 (Prere.)	3,220	3,636
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/27	2,095	2,300
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/28	3,865	4,245
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/29	3,395	3,667
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	1.550%	5/1/18 LOC	4,500	4,500
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	1.550%	5/1/18 LOC	1,100	1,100
North Royalton OH City School District GO	4.000%	12/1/32	600	633
North Royalton OH City School District GO	4.000%	12/1/36	1,085	1,128
North Royalton OH City School District GO	4.000%	12/1/37	800	831
Northeast Ohio Regional Sewer District Wastewater Revenue	5.000%	11/15/49	5,000	5,577
Ohio GO	5.000%	2/1/32	10,000	11,500
Ohio GO	5.000%	2/1/34	8,490	9,693
Ohio GO	5.000%	2/1/36	9,885	11,242

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41	1,750	1,836
Ohio Infrastructure Improvement GO	5.000%	9/1/36	12,030	13,417
Ohio Infrastructure Improvement GO	5.000%	9/1/37	9,650	10,746
Ohio State University General Receipts Revenue	5.000%	6/1/38	7,000	7,669
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/30	7,570	8,036
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/31	19,600	20,705
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/29	20,000	23,735
Union County OH Memorial Hospital Revenue	5.000%	12/1/47	2,500	2,783
				363,966
Oklahoma (0.3%)
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/35	1,000	1,051
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/36	870	911
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/37	1,725	1,802
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	5.000%	7/1/47	2,000	2,260
Oklahoma Capitol Improvement Authority Highway Improvement Revenue	4.000%	7/1/34	2,000	2,092
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/38	5,500	6,270
Oklahoma Turnpike Authority Revenue	5.000%	1/1/21 (Prere.)	775	834
Oklahoma Turnpike Authority Revenue	4.000%	1/1/35	5,000	5,225
Oklahoma Turnpike Authority Revenue	4.000%	1/1/36	5,010	5,214
Oklahoma Turnpike Authority Revenue	5.000%	1/1/47	5,000	5,652
				31,311
Oregon (0.9%)
Clackamas County OR School District No. 7J Lake Oswego GO	4.000%	6/1/33	1,400	1,489
Clackamas County OR School District No. 7J Lake Oswego GO	4.000%	6/1/34	1,575	1,658
Clackamas County OR School District No. 7J Lake Oswego GO	4.000%	6/1/39	6,000	6,260
Clackamas County OR School District No. 7J Lake Oswego GO	4.000%	6/1/43	4,000	4,154
Deschutes County OR Hospital Facilities Authority Revenue (St. Charles Memorial Hospital Inc.)	4.000%	1/1/33	1,000	1,027
Deschutes County OR Hospital Facilities Authority Revenue (St. Charles Memorial Hospital Inc.)	4.000%	1/1/34	500	511
Deschutes County OR Hospital Facilities Authority Revenue (St. Charles Memorial Hospital Inc.)	4.000%	1/1/35	1,000	1,017
Deschutes County OR Hospital Facilities Authority Revenue (St. Charles Memorial Hospital Inc.)	5.000%	1/1/48	5,000	5,399
Eugene OR Electric Utility System Revenue	4.000%	8/1/31	700	747
Multnomah County OR GO	4.000%	6/1/39	3,405	3,566
Multnomah County OR GO	4.000%	6/1/40	3,545	3,707
Multnomah County OR GO	4.000%	6/1/41	3,685	3,848
Multnomah County OR GO	4.000%	6/1/42	3,830	3,996
Multnomah County OR GO	4.000%	6/1/43	2,000	2,085
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/30	555	603
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/31	3,670	4,312
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/32	4,000	4,676
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/37	6,185	7,125
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/30	4,345	4,951
Oregon Facilities Authority Revenue (Reed College Projects) VRDO	4.000%	7/1/41	3,700	3,835
Oregon GO	4.000%	8/1/32	3,000	3,230
Oregon Health & Science University Revenue	5.000%	7/1/27	2,150	2,370
Port of Portland OR International Airport Revenue	5.000%	7/1/47	3,000	3,355
Salem OR Hospital Facilities Authority Revenue (Salem Health Project)	5.000%	5/15/46	5,000	5,474
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/29	5,020	5,861
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/30	4,750	5,502
Umatilla County OR Hospital Facility Authority Revenue (Catholic Health Initiatives)	5.000%	5/1/22	7,585	7,649
Washington & Clackamas Counties School District No. 23J GO	5.000%	6/15/33	2,850	3,317
				101,724
Pennsylvania (5.0%)
2 Allegheny County PA GO	5.000%	11/1/28	5,030	5,816
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	8,000	8,752
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/36	1,815	2,001
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/37	2,500	2,754
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/50	7,500	8,143
Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/32	3,000	3,257
Cheltenham Township PA School District GO	5.000%	3/15/41	15,210	16,876
Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc.
Obligated Group)	5.000%	10/1/32	1,490	1,714
Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc.
Obligated Group)	4.000%	10/1/36	1,800	1,848
Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc.
Obligated Group)	4.000%	10/1/42	6,000	6,085
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/34	1,875	2,083
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/35	6,000	6,651
Commonwealth Financing Authority Pennsylvania Revenue	4.000%	6/1/39 (4)	2,625	2,634
Delaware County PA Authority University Revenue (Villanova University)	4.000%	12/1/30	1,855	1,963
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/31	825	939

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/32	920	1,042
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/33	2,625	2,966
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/34	2,000	2,249
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/35	2,160	2,427
Franklin County PA Industrial Development Authority Revenue (Chambersburg Hospital Project)	5.375%	7/1/42	4,325	4,573
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	5.000%	2/15/39	5,600	6,253
Monroe County PA Hospital Authority Revenue (Pocono Medical Center)	5.000%	7/1/36	2,000	2,208
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/27	3,155	3,689
Montgomery County PA Higher Education & Health Authority Revenue (Hill School Project)	4.000%	8/15/50	4,000	3,964
1 Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/32	2,625	2,991
1 Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/33	2,000	2,269
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/45	5,000	5,271
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/21 (Prere.)	2,390	2,779
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/21 (Prere.)	3,000	3,489
Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated
Group)	6.000%	7/1/45	6,140	6,460
Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated
Group)	6.125%	7/1/50	5,015	5,298
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/18 (Prere.)	2,500	2,526
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/18 (Prere.)	3,500	3,537
Pennsylvania COP	5.000%	7/1/43	2,000	2,177
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/30	13,955	15,635
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/34	3,000	3,311
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	11/15/35	6,660	6,798
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	7/1/38	12,000	13,014
Pennsylvania GO	4.000%	8/15/28 (4)	15,000	16,086
Pennsylvania Higher Educational Facilities Authority Revenue (Bryn Mawr College)	5.000%	12/1/38	4,500	5,091
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29	1,000	1,075
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/40	5,160	5,445
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,216
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/28	3,100	3,355
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/30	3,000	3,241
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/31	1,500	1,619
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/32	1,500	1,617
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	9/1/45	2,000	2,185
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/50	18,000	19,875
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of
Pennsylvania)	4.000%	8/15/32	2,750	2,919
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of
Pennsylvania)	4.000%	8/15/33	1,555	1,641
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health
System)	5.000%	8/15/33	2,850	3,262
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health
System)	5.000%	8/15/40	8,000	8,896
Pennsylvania Higher Educational Facilities Authority Student Housing Revenue (University
Properties Inc.)	5.000%	7/1/42	4,790	4,915
Pennsylvania State University Revenue	5.000%	9/1/27	830	984
Pennsylvania State University Revenue	5.000%	9/1/28	1,000	1,162
Pennsylvania State University Revenue	5.000%	9/1/28	3,000	3,486
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/23 (Prere.)	9,015	10,492
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/23 (Prere.)	7,255	8,444
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/42	1,000	1,081
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/43	5,000	5,400
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/18 (Prere.)	4,000	4,011
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/18 (Prere.)	5,000	5,015
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	1,085	1,121
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	4,915	5,079
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	15,990	16,727
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	6,000	6,655
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	11,325	12,792
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	7,555	8,505
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	1,770	1,993
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	4,030	4,524
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29 (4)	13,000	14,873
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,200	10,152
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/34	3,500	3,191

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/34	11,670	11,746
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	5,000	5,537
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	14,820	16,248
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/37	6,000	5,499
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39	12,270	13,321
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	5,000	5,462
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	6,400	7,035
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	16,400	17,719
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44	12,000	13,299
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45	3,500	3,912
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/45	6,035	6,657
Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of
Philadelphia Project)	4.000%	7/1/37	5,000	5,127
Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	4.000%	9/1/47	6,150	6,076
Philadelphia PA Gas Works Revenue	5.000%	8/1/34	1,115	1,249
Philadelphia PA Gas Works Revenue	5.000%	8/1/35	1,150	1,285
Philadelphia PA Gas Works Revenue	5.000%	8/1/36	1,700	1,896
Philadelphia PA Gas Works Revenue	5.000%	8/1/37	1,600	1,783
Philadelphia PA Gas Works Revenue	5.000%	8/1/42	3,700	4,089
Philadelphia PA Gas Works Revenue	5.000%	8/1/47	7,000	7,707
Philadelphia PA GO	5.000%	8/1/29	5,735	6,441
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	3,000	3,242
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	6,880	6,976
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	100	101
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	5.000%	9/1/25 (15)	5,500	6,200
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/45	15,000	16,411
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/25 (4)	10,000	11,206
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/33 (4)	2,500	2,786
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/23 (Prere.)	4,210	4,768
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/23 (Prere.)	3,000	3,398
York County PA GO	4.000%	3/1/35	3,000	3,131
				584,894
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.500%	8/1/21 (Prere.)	7,355	8,150
Rhode Island & Providence Plantations GO	5.500%	8/1/21 (Prere.)	2,520	2,793
Rhode Island Housing & Mortgage Finance Corp. Revenue	4.000%	10/1/40	515	526
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/35	10,000	10,751
				22,220
South Carolina (1.7%)
Charleston County SC Airport District System Revenue	5.000%	7/1/43	5,000	5,477
Charleston County SC GO	4.000%	11/1/30	5,715	6,160
Charleston County SC GO	4.000%	11/1/31	6,110	6,559
Charleston County SC GO	4.000%	11/1/32	6,520	6,950
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District,
South Carolina Project)	5.000%	12/1/26	10,000	11,267
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District,
South Carolina Project)	5.000%	12/1/29	2,500	2,825
4 Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District,
South Carolina Project) TOB VRDO	1.800%	5/7/18	7,250	7,250
Florence County SC Hospital Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/37	4,200	4,430
Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/32	1,400	1,461
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/34	1,165	1,297
North Charleston SC Revenue	5.000%	10/1/40	7,000	7,653
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	10,973
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/30	1,500	1,687
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/38	5,305	5,818
South Carolina Jobs Economic Development Authority Hospital Revenue (Conway Hospitals Inc.)	5.250%	7/1/47	12,600	13,687
South Carolina Public Service Authority Revenue	5.500%	1/1/19 (Prere.)	795	814
South Carolina Public Service Authority Revenue	5.500%	1/1/19 (Prere.)	9,205	9,423
South Carolina Public Service Authority Revenue	5.000%	12/1/26	2,500	2,684
South Carolina Public Service Authority Revenue	5.000%	12/1/31	5,000	5,468
South Carolina Public Service Authority Revenue	5.000%	1/1/32	1,070	1,086
South Carolina Public Service Authority Revenue	5.000%	12/1/33	5,000	5,509
South Carolina Public Service Authority Revenue	5.000%	12/1/33	2,500	2,768
South Carolina Public Service Authority Revenue	5.000%	12/1/38	10,085	10,746

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina Public Service Authority Revenue	5.000%	12/1/39	4,325	4,648
South Carolina Public Service Authority Revenue	5.000%	12/1/43	1,085	1,139
South Carolina Public Service Authority Revenue	5.125%	12/1/43	1,715	1,831
South Carolina Public Service Authority Revenue	5.000%	12/1/50	5,935	6,347
South Carolina Public Service Authority Revenue	5.500%	12/1/54	10,000	10,915
South Carolina Public Service Authority Revenue	5.250%	12/1/55	10,500	11,422
South Carolina Public Service Authority Revenue	5.000%	12/1/56	12,500	13,390
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/30	1,870	2,184
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/31	2,045	2,376
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/32	2,145	2,479
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/34	865	989
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/40	9,075	10,260
				199,972
South Dakota (0.2%)
South Dakota Health & Educational Facilities Authority Revenue (Avera Health Obligated Group)	4.000%	7/1/34	9,710	9,896
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/35	3,020	3,340
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/37	10,045	10,915
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/45	1,000	1,092
				25,243
Tennessee (1.3%)
Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives)	5.250%	1/1/45	14,005	14,877
Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	1.620%	5/1/18 LOC	3,450	3,450
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/36	2,545	2,744
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/36	2,500	2,737
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/47	11,315	12,176
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/42	8,880	10,178
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities
Board Revenue (Vanderbilt University)	5.000%	7/1/46	6,000	6,563
Metropolitan Government of Nashville & Davidson County TN Health and Educational Facilities
Revenue (Vanderbilt University Medical Center)	5.000%	7/1/48	5,000	5,476
Montgomery County TN Public Building Auth. Pooled Financial Revenue (Tennessee County Loan
Pool) VRDO	1.620%	5/1/18 LOC	6,180	6,180
Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur
Healthcare) VRDO	1.630%	5/1/18 (4)	9,900	9,900
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/20	760	810
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	1,000	1,105
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23	9,905	10,881
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23	3,735	4,183
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24	6,175	6,970
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	2,160	2,492
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	19,950	22,670
Tennessee GO	5.000%	9/1/28	5,750	6,594
Tennessee GO	5.000%	9/1/29	2,500	2,861
Tennessee GO	5.000%	8/1/30	1,345	1,572
Tennessee GO	5.000%	9/1/34	700	790
Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	7/1/37	745	773
Tennessee Housing Development Agency Homeownership Program Revenue	4.000%	7/1/38	1,810	1,860
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/47	5,000	5,745
Washington County TN GO	4.000%	6/1/29	3,260	3,529
				147,116
Texas (8.7%)
Arlington TX Independent School District GO	4.000%	2/15/30	2,000	2,147
Arlington TX Special Tax Revenue	5.000%	2/15/41 (15)	6,000	6,581
Arlington TX Special Tax Revenue	5.000%	2/15/45 (15)	13,000	13,700
Arlington TX Special Tax Revenue	5.000%	2/15/48 (4)	7,600	8,491
Arlington TX Special Tax Revenue	5.000%	2/15/48 (15)	15,000	15,990
Austin TX Airport System Revenue	5.000%	11/15/41	6,500	7,306
Austin TX Airport System Revenue	5.000%	11/15/46	11,010	12,332
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/29	3,305	3,749
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/31	7,140	8,064
Austin TX GO	5.000%	9/1/32	1,300	1,480
Austin TX Independent School District GO	5.000%	8/1/26	1,425	1,652
Austin TX Water & Wastewater System Revenue	5.000%	11/15/25	5,050	5,625
Austin TX Water & Wastewater System Revenue	5.000%	11/15/25	3,000	3,284
Austin TX Water & Wastewater System Revenue	5.000%	11/15/28	3,095	3,687
Austin TX Water & Wastewater System Revenue	5.000%	11/15/29	5,110	6,064
Austin TX Water & Wastewater System Revenue	5.000%	11/15/42	7,000	7,991

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Austin TX Water & Wastewater System Revenue	5.000% 11/15/46		5,000	5,682
Belton TX Independent School District GO	5.000%	2/15/36	2,500	2,856
Belton TX Independent School District GO	5.000%	2/15/42	7,500	8,516
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/21 (Prere.)	4,260	4,647
Central Texas Regional Mobility Authority Revenue	6.250%	1/1/21 (Prere.)	1,000	1,104
Central Texas Regional Mobility Authority Revenue	6.750%	1/1/21 (Prere.)	2,000	2,230
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/45	6,000	6,518
Clear Creek TX Independent School District GO	5.000%	2/15/30	10,000	11,404
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29	3,000	3,243
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/28	5,000	5,922
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41	8,950	10,014
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/46	3,580	3,988
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/28 (12)	2,125	2,201
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/31	5,800	6,548
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/37	5,000	5,457
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38	6,425	7,007
Denton TX Independent School District GO	5.000%	8/15/45	12,000	13,393
El Paso County TX Community College District Revenue	5.000%	4/1/42 (4)	5,000	5,562
El Paso TX GO	5.000%	8/15/27	3,625	4,237
El Paso TX Independent School District GO	4.000%	8/15/33	2,500	2,644
El Paso TX Independent School District GO	5.000%	8/15/42	10,000	11,246
El Paso TX Water & Sewer Revenue	5.000%	3/1/30	3,545	4,133
El Paso TX Water & Sewer Revenue	5.000%	3/1/31	1,100	1,277
El Paso TX Water & Sewer Revenue	4.000%	3/1/35	1,750	1,829
El Paso TX Water & Sewer Revenue	4.000%	3/1/36	1,700	1,772
El Paso TX Water & Sewer Revenue	4.000%	3/1/37	3,295	3,429
Friendswood TX Independent School District GO	4.000%	2/15/32	3,630	3,865
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/35	21,495	19,816
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/36	8,475	7,783
Grand Parkway Transportation Corp. Texas System Toll Revenue	5.250%	10/1/51	12,000	13,226
Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	5.000%	12/1/35	8,230	8,974
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	4.000%	11/15/36	600	616
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	4.000%	11/15/37	850	872
Harris County TX GO	5.000%	10/1/26	3,000	3,500
Harris County TX Health Facilities Development Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.125%	12/1/18 (Prere.)	3,250	3,350
Harris County TX Sports Authority Revenue	5.000%	11/15/27 (4)	2,150	2,416
Harris County TX Sports Authority Revenue	5.000%	11/15/28	1,465	1,613
Harris County TX Sports Authority Revenue	5.000%	11/15/30	2,790	3,053
Hays County TX GO	4.000%	2/15/31	2,265	2,408
Hays County TX GO	4.000%	2/15/32	3,135	3,358
Hays County TX GO	4.000%	2/15/32	3,820	4,034
Hays County TX GO	4.000%	2/15/33	865	925
Hays County TX GO	4.000%	2/15/33	3,320	3,551
Hays County TX GO	5.000%	2/15/42	4,000	4,521
Houston TX Airport System Revenue	5.000%	7/1/29	12,010	14,239
Houston TX Airport System Revenue	5.000%	7/1/30	9,500	11,208
Houston TX Airport System Revenue	5.000%	7/1/32	3,000	3,258
Houston TX GO	5.000%	3/1/22 (Prere.)	2,700	2,973
Houston TX GO	5.000%	3/1/27	13,350	15,493
Houston TX GO	5.000%	3/1/30	2,695	2,948
Houston TX Utility System Revenue	5.000%	5/15/28	3,095	3,485
Houston TX Utility System Revenue	5.250%	11/15/31	5,000	5,383
Houston TX Utility System Revenue	5.000%	11/15/32	28,425	32,817
Humble TX Independent School District GO	4.000%	2/15/28	10,290	11,187
Lake Travis TX Independent School District GO	4.000%	2/15/33	1,000	1,061
Lake Travis TX Independent School District GO	4.000%	2/15/34	1,000	1,055
Lamar TX Consolidated Independent School District GO	4.000%	2/15/30	10,000	10,692
Lamar TX Consolidated Independent School District GO	4.000%	2/15/31	5,000	5,324
Lamar TX Consolidated Independent School District GO	4.000%	2/15/32	6,835	7,243
Laredo TX Community College District GO	5.000%	8/1/30	2,015	2,248
Laredo TX Community College District GO	5.000%	8/1/32	1,250	1,389
Laredo TX Community College District GO	5.000%	8/1/34	1,500	1,662
Lone Star College System Texas GO	4.000%	2/15/29	1,150	1,236
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	20	21
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	213
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	10
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.000%	5/15/26	3,010	3,337
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	5,000	5,175

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	5,000	5,242
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/40	5,540	6,047
Lubbock TX GO	4.000%	2/15/30	1,250	1,329
Mansfield TX Independent School District GO	5.000%	2/15/45	5,000	5,590
Matagorda County TX Navigation District No. 1 Pollution Control Revenue (Central Power &
Light Co. Project)	6.300%	11/1/29	7,500	8,011
Missouri City TX GO	4.000%	6/15/32	1,085	1,148
New Hope TX Cultural Education Facilities Finance Corp. First Mortgage Revenue (Morningside
Ministries Project)	6.500%	1/1/48	10,350	11,450
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health
System of Texas Obligated Group)	5.000%	8/15/47	5,040	5,605
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Legacy at
Willow Bend Retirement Community Project)	5.000%	11/1/46	3,870	4,011
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Wesleyan
Homes Inc. Project)	5.500%	1/1/43	1,600	1,700
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Wesleyan
Homes Inc. Project)	5.500%	1/1/49	1,600	1,694
New Hope TX Cultural Education Facilities Finance Corp. Revenue (Collegiate Housing Denton, LLC
Texas Woman’s University Housing Project)	5.000%	7/1/58 (4)	3,670	3,894
North Texas Tollway Authority System Revenue	6.250%	1/1/19 (Prere.)	4,880	5,021
North Texas Tollway Authority System Revenue	6.000%	1/1/21 (Prere.)	12,500	13,766
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	9,000	9,847
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	2,000	2,188
North Texas Tollway Authority System Revenue	6.000%	9/1/21 (Prere.)	2,500	2,807
North Texas Tollway Authority System Revenue	6.250%	2/1/23	10,000	10,671
North Texas Tollway Authority System Revenue	5.000%	1/1/28	2,110	2,383
North Texas Tollway Authority System Revenue	5.000%	1/1/30	10,000	11,232
North Texas Tollway Authority System Revenue	5.000%	1/1/32	3,000	3,339
North Texas Tollway Authority System Revenue	5.000%	1/1/33	13,675	14,730
North Texas Tollway Authority System Revenue	5.000%	1/1/34	14,355	15,447
North Texas Tollway Authority System Revenue	5.000%	1/1/38	5,900	6,386
North Texas Tollway Authority System Revenue	5.000%	1/1/39	5,000	5,658
North Texas Tollway Authority System Revenue	5.000%	1/1/39	6,500	7,264
North Texas Tollway Authority System Revenue	5.000%	1/1/43	10,500	11,818
North Texas Tollway Authority System Revenue	5.000%	1/1/43	13,900	15,446
North Texas Tollway Authority System Revenue	5.000%	1/1/48	8,000	8,846
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/23	1,000	1,100
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/24	4,325	4,749
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/25	4,520	4,959
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/26	2,250	2,466
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/27	1,845	2,021
Pasadena TX GO	4.000%	2/15/32	1,500	1,583
Round Rock TX Independent School District GO	4.000%	8/1/30	3,130	3,358
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/22	5,585	6,218
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/23	6,155	6,951
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/38	6,500	7,059
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/47	5,000	5,637
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/48	10,000	10,782
San Antonio TX Water Revenue	5.000%	5/15/26	2,000	2,199
San Jacinto TX Community College District GO	5.000%	2/15/29	3,860	4,459
San Jacinto TX Community College District GO	5.000%	2/15/30	4,055	4,669
San Jacinto TX Community College District GO	5.000%	2/15/31	2,250	2,581
San Jacinto TX Community College District GO	5.000%	2/15/32	2,000	2,277
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott &
White Healthcare Project)	5.000%	11/15/37	4,500	5,019
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott &
White Healthcare Project)	5.000%	11/15/45	7,265	8,012
Tarrant TX Regional Water District Revenue	5.000%	3/1/49	4,000	4,378
Texas GO	4.000%	5/15/32	2,250	2,379
Texas GO	5.000%	10/1/44	10,205	11,350
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/19	600	628
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20	650	697
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23	1,530	1,721
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/24	6,680	7,572
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/25	2,650	3,044
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/26	2,700	2,953
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/26	1,395	1,619
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/29	5,000	5,437
Texas Municipal Power Agency Revenue	5.000%	9/1/42	2,270	2,400
Texas Municipal Power Agency Revenue	5.000%	9/1/47	2,750	2,904

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Private Activity Surface Transportation Corp. Revenue	7.500% 12/31/31		4,000	4,351
Texas Private Activity Surface Transportation Corp. Revenue	6.875% 12/31/39		9,060	9,740
Texas Private Activity Surface Transportation Corp. Revenue	7.000%	6/30/40	29,895	32,806
Texas State University System Financing System Revenue	5.000%	3/15/38	3,340	3,696
Texas State University System Financing System Revenue	5.000%	3/15/42	2,000	2,157
Texas Transportation Commission GO	5.000%	4/1/28	10,000	11,366
Texas Transportation Commission Revenue	5.000%	8/15/41	3,815	4,102
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34	6,000	6,535
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37	6,450	7,052
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/26 (ETM)	555	440
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/26 (2)	9,445	7,344
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/28 (ETM)	50	36
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/28 (2)	29,955	21,588
Texas Water Development Board Revenue	5.000%	4/15/29	3,000	3,578
Texas Water Development Board Revenue	5.000%	10/15/30	10,015	11,495
Texas Water Development Board Revenue	4.000%	10/15/32	5,000	5,341
United TX Independent School District GO	5.000%	8/15/26	2,195	2,547
United TX Independent School District GO	5.000%	8/15/27	2,300	2,679
United TX Independent School District GO	5.000%	8/15/28	2,355	2,748
United TX Independent School District GO	5.000%	8/15/29	2,535	2,947
University of Houston Texas Revenue	4.000%	2/15/30	4,610	4,909
University of Houston Texas Revenue	4.000%	2/15/37	16,205	16,797
University of North Texas Revenue	5.000%	4/15/33	3,200	3,646
University of North Texas Revenue	5.000%	4/15/34	3,000	3,402
University of North Texas Revenue	5.000%	4/15/36	3,000	3,378
Ysleta TX Independent School District GO	5.000%	8/15/41	7,065	8,003
Ysleta TX Independent School District GO	5.000%	8/15/45	10,905	12,322
Ysleta TX Independent School District GO	5.000%	8/15/47	10,000	11,216
				1,018,517
Utah (0.5%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	4,500	4,851
Salt Lake City UT Airport Revenue	5.000%	7/1/42	5,000	5,642
Salt Lake City UT Airport Revenue	5.000%	7/1/47	10,000	11,250
University of Utah Revenue	4.000%	8/1/33	1,000	1,060
University of Utah Revenue	4.000%	8/1/33	2,100	2,227
University of Utah Revenue	4.000%	8/1/34	1,175	1,238
University of Utah Revenue	4.000%	8/1/35	1,000	1,051
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22 (Prere.)	2,500	2,776
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22 (Prere.)	4,180	4,642
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22 (Prere.)	3,110	3,454
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22 (Prere.)	1,855	2,060
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	17,325	19,531
				59,782
Virginia (1.9%)
Chesapeake Bay VA Bridge & Tunnel District Revenue	5.000%	7/1/41 (4)	5,000	5,543
Chesapeake Bay VA Bridge & Tunnel District Revenue	5.000%	7/1/51	5,000	5,447
Chesapeake VA GO	5.000%	8/1/27	2,100	2,527
Chesapeake VA GO	5.000%	8/1/28	1,950	2,336
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/32	1,800	2,031
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/34	1,145	1,288
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
(Silver Line Phase I Project)	4.000%	4/1/31	3,810	4,060
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
(Silver Line Phase I Project)	4.000%	4/1/32	11,190	11,851
Fairfax County VA GO	5.000%	10/1/29	11,190	13,413
Fairfax County VA Industrial Development Authority Health Care Revenue (Inova Health System
Obligated Group)	5.500%	5/15/19 (Prere.)	3,530	3,660
Fairfax County VA Industrial Development Authority Health Care Revenue (Inova Health System
Obligated Group)	5.500%	5/15/19 (Prere.)	6,470	6,711
Fairfax County VA Sewer Revenue	4.000%	7/15/32	2,515	2,687
Hampton Roads VA Sanitation & Wastewater District Revenue	5.000%	10/1/38	1,725	1,982
Hampton Roads VA Sanitation & Wastewater District Revenue	5.000%	10/1/42	3,110	3,559
Hampton Roads VA Sanitation & Wastewater District Revenue	5.000%	10/1/43	2,770	3,168
Henrico County VA Economic Development Authority Revenue (Bon Secours Health System)	5.250%	11/1/42 (12)	3,500	3,748
Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at
Lexington Corp.)	5.000%	1/1/42	695	748
Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at
Lexington Corp.)	5.000%	1/1/48	1,250	1,341
Norfolk VA Water Revenue	5.000%	11/1/27	9,215	11,117
Richmond VA Public Utility Revenue	5.000%	1/15/27	10,000	11,719
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/28	1,640	1,781

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Virginia Revenue	5.000%	6/1/37	8,000	8,896
University of Virginia Revenue	5.000%	4/1/42	8,000	9,189
University of Virginia Revenue	5.000%	4/1/45	5,000	5,607
Virginia Beach VA GO	5.000%	4/1/29	7,305	8,835
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/21 (Prere.)	17,375	18,887
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/21 (Prere.)	4,000	4,348
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/22 (Prere.)	28,875	32,064
Virginia Public Building Authority Public Facilities Revenue	4.000%	8/1/23 (Prere.)	8,675	9,413
Virginia Public Building Authority Public Facilities Revenue	4.000%	8/1/23 (Prere.)	8,335	9,044
Virginia Public Building Authority Public Facilities Revenue	4.000%	8/1/30	4,000	4,311
Virginia Public Building Authority Public Facilities Revenue	4.000%	8/1/31	4,420	4,741
1 Virginia Public Building Authority Revenue	5.000%	8/1/32	9,370	11,064
				227,116
Washington (1.6%)
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/41	13,500	15,349
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/46	5,000	6,362
Grant County WA Public Utility District No. 2 Electric System Revenue	5.000%	1/1/42	2,075	2,357
Grant County WA Public Utility District No. 2 Electric System Revenue	5.000%	1/1/47	3,450	3,904
King County WA Sewer Revenue	4.000%	7/1/30	3,300	3,519
King County WA Sewer Revenue	4.000%	7/1/31	3,320	3,529
Port of Seattle WA Revenue	5.000%	1/1/28	2,325	2,767
Port of Seattle WA Revenue	5.000%	8/1/29	10,500	11,476
Port of Seattle WA Revenue	5.000%	6/1/30	2,000	2,107
Port of Seattle WA Revenue	5.000%	4/1/31	3,260	3,648
Port of Seattle WA Revenue	5.000%	4/1/32	3,425	3,818
Port of Seattle WA Revenue	5.000%	3/1/33	4,380	4,860
Port of Seattle WA Revenue	5.000%	4/1/34	3,665	4,054
Port of Seattle WA Revenue	5.000%	3/1/35	3,240	3,572
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/21 (Prere.)	2,000	2,172
Seattle WA Municipal Light & Power Revenue	4.000%	4/1/29	3,825	4,118
Snohomish County WA Public Utility District No. 1 Revenue	5.000%	12/1/40	5,000	5,573
Tacoma WA Electric System Revenue	4.000%	1/1/47	6,445	6,616
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/30	9,065	9,380
University of Washington Revenue	5.000%	7/1/34	2,000	2,196
Washington GO	5.000%	2/1/35	10,000	10,851
Washington GO	5.000%	8/1/35	2,000	2,155
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	6,000	6,060
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.500%	8/15/18 (Prere.)	5,490	5,549
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/33	2,270	2,623
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/34	3,850	4,411
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/44	5,000	5,456
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33	7,500	8,223
Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital)	5.625%	10/1/19 (Prere.)	12,000	12,629
Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital)	5.000%	10/1/40	2,215	2,334
Washington Health Care Facilities Authority Revenue (Swedish Health Services)	6.250%	5/15/21 (Prere.)	6,500	7,304
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated
Group)	5.000%	8/15/35	3,000	3,309
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated
Group)	5.000%	8/15/36	2,500	2,751
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated
Group)	5.000%	8/15/37	2,400	2,639
Washington Housing Finance Commission Revenue (Horizon House Project)	5.000%	1/1/43	2,500	2,713
Washington Housing Finance Commission Revenue (Horizon House Project)	5.000%	1/1/48	4,500	4,865
				185,249
West Virginia (0.5%)
Morgantown WV Combined Utility System Revenue	5.000%	12/1/41 (4)	7,000	7,772
Morgantown WV Combined Utility System Revenue	5.000%	12/1/46 (4)	6,320	6,993
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/34	7,595	7,788
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,679
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.625%	9/1/32	6,500	6,740
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.500%	6/1/44	20,000	21,973
West Virginia University Revenue	5.000%	10/1/36	5,985	6,409
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue (Chesapeake
Bay/Greenbrier River Projects)	5.000%	7/1/30	3,000	3,407
				63,761
Wisconsin (1.6%)
Wisconsin GO	6.000%	5/1/19 (Prere.)	10,000	10,413
Wisconsin GO	5.000%	5/1/31	8,635	9,829
Wisconsin GO	5.000%	11/1/33	5,000	5,809

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin Health & Educational Facilities Authority Health Care Facilities Revenue (Luther Hospital)	5.750%	11/15/30	7,500	7,789
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.250%	6/1/34	6,785	7,183
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.750%	7/1/20 (Prere.)	2,270	2,448
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.750%	7/1/30	3,880	4,144
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/42	4,000	4,401
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit
Group)	4.000%	11/15/36	15,000	15,258
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit
Group)	4.000%	11/15/39	5,000	5,058
Wisconsin Health & Educational Facilities Authority Revenue (Aspirus, Inc. Obligated Group)	4.000%	8/15/48	10,000	9,930
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	12,110	12,729
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.) 4.000%		8/15/42	10,000	10,116
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert & Community Health Inc.)	5.000%	4/1/42	20,690	21,983
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/31	5,145	5,918
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/32	2,380	2,724
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/48	6,120	6,813
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/29	1,700	1,861
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30	3,260	3,561
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	4.000%	10/1/31	1,000	1,038
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	4.000%	10/1/32	1,080	1,117
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	4.000%	10/1/33	1,385	1,422
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	4.000%	10/1/34	1,570	1,604
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System
Obligated Group)	4.000%	2/15/34	5,630	5,659
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System
Obligated Group)	4.000%	2/15/35	5,055	5,070
Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin)	5.000%	12/1/41	15,000	16,653
Wisconsin Transportation Revenue	5.000%	7/1/22 (Prere.)	2,815	3,134
Wisconsin Transportation Revenue	5.000%	7/1/36	2,130	2,376
Wisconsin Transportation Revenue	5.000%	7/1/37	2,000	2,228
				188,268
Total Tax-Exempt Municipal Bonds (Cost $11,203,424)				11,445,930

			Shares
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
5 Vanguard Municipal Cash Management Fund (Cost $113,637)	1.700%		1,136,376	113,638
Total Investments (99.2%) (Cost $11,317,061)				11,559,568

Amount
($000)
Other Assets and Liabilities (0.8%)
Other Assets
Investment in Vanguard	630
Receivables for Investment Securities Sold	19,004
Receivables for Accrued Income	146,166
Receivables for Capital Shares Issued	21,319
Variation Margin Receivable—Futures Contracts	213
Other Assets	1,129
Total Other Assets	188,461
Liabilities
Payables for Investment Securities Purchased	(62,839)
Payables for Capital Shares Redeemed	(10,016)
Payables for Distributions	(10,674)
Payables to Vanguard	(9,179)
Variation Margin Payable—Futures Contracts	(139)
Other Liabilities	(5,948)
Total Liabilities	(98,795)
Net Assets (100%)	11,649,234

Long-Term Tax-Exempt Fund

At April 30, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	11,405,925
Undistributed Net Investment Income	264
Accumulated Net Realized Gains	883
Unrealized Appreciation (Depreciation)
Investment Securities	242,507
Futures Contracts	(345)
Net Assets	11,649,234

Investor Shares—Net Assets
Applicable to 81,136,434 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	919,408
Net Asset Value Per Share—Investor Shares	$11.33

Admiral Shares—Net Assets
Applicable to 946,891,346 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,729,826
Net Asset Value Per Share—Admiral Shares	$11.33

• See Note A in Notes to Financial Statements.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2018.
2 Securities with a value of $1,691,000 have been segregated as initial margin for open futures contracts.
3 7.000% coupon rate will be effective August 2019.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the aggregate value of these securities was $51,105,000, representing 0.4% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.

  See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2018	1,517	321,675	(580)
Ultra 10-Year U.S. Treasury Note	June 2018	396	50,645	145
30-Year U.S. Treasury Bond	June 2018	126	18,124	20
5-Year U.S. Treasury Note	June 2018	47	5,335	(18)
				(433)

Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2018	(126)	(19,798)	94
10-Year U.S. Treasury Note	June 2018	(62)	(7,417)	(6)
				88
				(345)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
April 30, 2018
($000)
Investment Income
Income
Interest[1]	201,062
Total Income	201,062
Expenses
The Vanguard Group—Note B
Investment Advisory Services	745
Management and Administrative—
Investor Shares	707
Management and Administrative—
Admiral Shares	3,450
Marketing and Distribution—
Investor Shares	91
Marketing and Distribution—
Admiral Shares	349
Custodian Fees	56
Shareholders’ Reports and Proxy—
Investor Shares	34
Shareholders’ Reports and Proxy—
Admiral Shares	58
Trustees’ Fees and Expenses	4
Total Expenses	5,494
Net Investment Income	195,568
Realized Net Gain (Loss)
Investment Securities Sold[1]	14,011
Futures Contracts	(7,436)
Realized Net Gain (Loss)	6,575
Change in Unrealized Appreciation
(Depreciation)
Investment Securities[1] (291,070)
Futures Contracts	604
Change in Unrealized Appreciation
(Depreciation) (290,466)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(88,323)

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $632,000, $0, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	195,568	367,416
Realized Net Gain (Loss)	6,575	34,537
Change in Unrealized Appreciation (Depreciation)	(290,466)	(151,978)
Net Increase (Decrease) in Net Assets Resulting from Operations	(88,323)	249,975
Distributions
Net Investment Income
Investor Shares	(16,167)	(32,926)
Admiral Shares	(179,165)	(333,514)
Realized Capital Gain[1]
Investor Shares	(2,593)	(3,051)
Admiral Shares	(26,879)	(29,276)
Total Distributions	(224,804)	(398,767)
Capital Share Transactions
Investor Shares	(34,536)	(10,619)
Admiral Shares	1,069,236	841,740
Net Increase (Decrease) from Capital Share Transactions	1,034,700	831,121
Total Increase (Decrease)	721,573	682,329
Net Assets
Beginning of Period	10,927,661	10,245,332
End of Period[2]	11,649,234	10,927,661

1 Includes fiscal 2018 and 2017 short-term gain distributions totaling $951,000 and $8,018,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $264,000 and $28,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.65	$11.83	$11.64	$11.73	$11.14	$11.82
Investment Operations
Net Investment Income	.195[1]	.403[1]	.418	.430	.450	.441
Net Realized and Unrealized Gain (Loss)
on Investments	(.289)	(.143)	.206	(.063)	.590	(.680)
Total from Investment Operations	(.094)	.260	.624	.367	1.040	(.239)
Distributions
Dividends from Net Investment Income	(.195)	(.402)	(.418)	(.430)	(.450)	(.441)
Distributions from Realized Capital Gains	(.031)	(.038)	(.016)	(.027)	—	—
Total Distributions	(.226)	(.440)	(.434)	(.457)	(.450)	(.441)
Net Asset Value, End of Period	$11.33	$11.65	$11.83	$11.64	$11.73	$11.14

Total Return[2]	-0.82%	2.31%	5.39%	3.19%	9.52%	-2.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$919	$980	$1,007	$928	$958	$988
Ratio of Total Expenses to
Average Net Assets	0.19%	0.19%	0.19%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.42%	3.49%	3.52%	3.69%	3.95%	3.84%
Portfolio Turnover Rate	11%	19%	13%	18%	21%	35%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.65	$11.83	$11.64	$11.73	$11.14	$11.82
Investment Operations
Net Investment Income	. 201[1]	.415[1]	.430	.439	.459	.450
Net Realized and Unrealized Gain (Loss)
on Investments	(.289)	(.143)	.206	(.063)	.590	(.680)
Total from Investment Operations	(.088)	.272	.636	.376	1.049	(.230)
Distributions
Dividends from Net Investment Income	(.201)	(.414)	(.430)	(.439)	(.459)	(.450)
Distributions from Realized Capital Gains	(.031)	(.038)	(.016)	(.027)	—	—
Total Distributions	(.232)	(.452)	(.446)	(.466)	(.459)	(.450)
Net Asset Value, End of Period	$11.33	$11.65	$11.83	$11.64	$11.73	$11.14

Total Return[2]	-0.77%	2.42%	5.50%	3.27%	9.60%	-1.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,730	$9,947	$9,238	$8,088	$7,480	$6,827
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.52%	3.59%	3.62%	3.77%	4.03%	3.92%
Portfolio Turnover Rate	11%	19%	13%	18%	21%	35%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2018, the fund’s average investments in long and short futures contracts represented 4% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2014–2017), and for the period ended April 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2018, or at any time during the period then ended.

Long-Term Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2018, the fund had contributed to Vanguard capital in the amount of $630,000, representing 0.01% of the fund’s net assets and 0.25% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of April 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	11,445,930	—
Temporary Cash Investments	113,638	—	—
Futures Contracts—Assets[1]	213	—	—
Futures Contracts—Liabilities[1]	(139)	—	—
Total	113,712	11,445,930	—
1 Represents variation margin on the last day of the reporting period.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At April 30, 2018, the cost of investment securities for tax purposes was $11,323,685,000. Net unrealized appreciation of investment securities for tax purposes was $235,883,000, consisting of unrealized gains of $324,465,000 on securities that had risen in value since their purchase and $88,582,000 in unrealized losses on securities that had fallen in value since their purchase.

Long-Term Tax-Exempt Fund

E. During the six months ended April 30, 2018, the fund purchased $1,582,497,000 of investment securities and sold $607,958,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2018, such purchases and sales were $253,795,000 and $245,215,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		April 30, 2018	October 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	87,858	7,606	229,477	19,880
Issued in Lieu of Cash Distributions	15,382	1,337	29,180	2,535
Redeemed	(137,776)	(11,959)	(269,276)	(23,379)
Net Increase (Decrease)—Investor Shares	(34,536)	(3,016)	(10,619)	(964)
Admiral Shares
Issued	1,776,587	154,677	2,250,307	195,501
Issued in Lieu of Cash Distributions	138,246	12,021	239,133	20,768
Redeemed	(845,597)	(73,579)	(1,647,700)	(143,485)
Net Increase (Decrease)—Admiral Shares	1,069,236	93,119	841,740	72,784

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2018, that would require recognition or disclosure in these financial statements.

High-Yield Tax-Exempt Fund

Fund Profile
As of April 30, 2018

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWAHX	VWALX
Expense Ratio[1]	0.19%	0.09%
30-Day SEC Yield	3.21%	3.31%

Financial Attributes
Bloomberg
		Barclays
		Municipal
		Bond
	Fund	Index
Number of Bonds	2,197	52,893
Yield to Maturity
(before expenses)	3.4%	2.8%
Average Coupon	4.8%	4.7%
Average Duration	7.0 years	6.0 years
Average Stated Maturity	17.6 years 12.8 years
Short-Term Reserves	2.1%	—

Largest Area Concentrations[2]
California	11.3%
Illinois	10.2
New York	9.4
Texas	8.0
New Jersey	7.4
Pennsylvania	7.2
Florida	6.6
Michigan	3.6
Wisconsin	2.6
Ohio	2.3
Top Ten	68.6%

Volatility Measures
Bloomberg
Barclays
Municipal
Bond Index
R-Squared	0.96
Beta	1.12

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity (% of portfolio)
Under 1 Year	3.8%
1–3 Years	4.9
3–5 Years	3.4
5–10 Years	9.3
10–20 Years	34.8
20–30 Years	36.3
Over 30 Years	7.5

Distribution by Credit Quality (% of portfolio)
AAA	3.3%
AA	18.7
A	35.9
BBB	25.7
BB	4.7
B or Lower	2.6
Not Rated	9.1

Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2018, the annualized expense ratios were 0.19% for Investor Shares and 0.09% for Admiral Shares. 2 Percentage of net assets, excluding any futures contracts.

High-Yield Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2007–April 30, 2018
				Bloomberg
				Barclays
				Municipal
		Investor Shares		Bond Index
	Income	Capital	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2008	4.32%	-12.52%	-8.20%	-3.30%
2009	5.65	10.44	16.09	13.60
2010	4.76	4.00	8.76	7.78
2011	4.57	-1.31	3.26	3.78
2012	4.21	7.22	11.43	9.03
2013	3.74	-5.85	-2.11	-1.72
2014	4.23	5.64	9.87	7.82
2015	3.74	-0.27	3.47	2.87
2016	3.74	2.41	6.15	4.06
2017	3.78	-0.87	2.91	2.19
2018[1]	1.83	-1.93	-0.10	-0.97

Average Annual Total Returns: Periods Ended March 31, 2018
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

					Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	12/27/1978	4.99%	3.76%	4.23%	0.87%	5.10%
Admiral Shares	11/12/2001	5.09	3.86	4.32	0.87	5.19

1 Six months ended April 30, 2018.

See Financial Highlights for dividend and capital gains information.

High-Yield Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.9%)
Alabama (1.0%)
Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/20 (Prere.)	3,000	3,278
Birmingham AL GO	5.000%	3/1/37	2,500	2,724
1 Birmingham AL GO	0.000%	3/1/40	3,000	3,133
1 Birmingham AL GO	0.000%	3/1/45	4,000	4,215
Birmingham AL Special Care Facilities Financing Authority Revenue (Methodist Home for the Aging)	5.750%	6/1/45	2,500	2,727
Houston County AL Health Care Authority Revenue	5.000%	10/1/30	6,785	7,448
Jefferson County AL Revenue	5.000%	9/15/26	3,200	3,691
Jefferson County AL Revenue	5.000%	9/15/31	7,500	8,554
Jefferson County AL Revenue	5.000%	9/15/35	2,750	3,089
Jefferson County AL Sewer Revenue	0.000%	10/1/38 (4)	7,500	6,485
Jefferson County AL Sewer Revenue	6.000%	10/1/42	3,000	3,449
Jefferson County AL Sewer Revenue	7.000%	10/1/51	34,230	41,299
Jefferson County AL Sewer Revenue	6.500%	10/1/53	24,250	28,467
Montgomery AL Higher Education Building Authority Revenue (Faulkner University)	5.000%	10/1/36	2,820	2,905
Montgomery AL Higher Education Building Authority Revenue (Faulkner University)	5.000%	10/1/43	5,080	5,172
Selma AL Industrial Development Board Revenue (International Paper Co. Project)	5.375%	12/1/35	4,000	4,422
				131,058
Alaska (0.2%)
Alaska Industrial Development & Export Authority Revenue (Providence Health & Services)	5.500%	10/1/41	6,105	6,605
Anchorage AK Electric Utility Revenue	5.000%	12/1/35	5,000	5,499
Anchorage AK Electric Utility Revenue	5.000%	12/1/36	5,000	5,489
Northern Alaska Tobacco Securitization Corp. Revenue	4.625%	6/1/23	1,500	1,543
				19,136
American Samoa (0.0%)
American Samoa Economic Development Authority Revenue	6.625%	9/1/35	5,000	4,835

Arizona (0.7%)
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/30	3,250	3,467
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/33	1,700	1,796
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/34	8,250	8,776
Glendale AZ Industrial Development Authority Revenue (Beatitudes Campus Project)	5.000%	11/15/36	2,195	2,255
Glendale AZ Industrial Development Authority Revenue (Beatitudes Campus Project)	5.000%	11/15/40	2,500	2,557
Glendale AZ Industrial Development Authority Revenue (Beatitudes Campus Project)	5.000%	11/15/45	1,000	1,019
Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	5.000%	6/1/35	12,500	13,132
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/32	2,000	2,280
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/33	1,000	1,137
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/34	1,260	1,427
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/35	1,700	1,920
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/36	2,205	2,482
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/33	5,925	6,647
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/34	5,520	6,180
Pima County AZ Industrial Development Authority Revenue (Tucson Electric Power Co. Project)	4.000%	9/1/29	3,000	3,142
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	8,545	9,885
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	17,105	19,871
Tempe AZ Industrial Development Authority Revenue (Mirabella at ASU Project)	6.125%	10/1/47	1,400	1,448
Tempe AZ Industrial Development Authority Revenue (Mirabella at ASU Project)	6.125%	10/1/52	1,400	1,443
University Medical Center Corp. Arizona Hospital Revenue	6.500%	7/1/19 (Prere.)	2,500	2,630
				93,494
Arkansas (0.2%)
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/24	1,600	1,772
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/27	2,970	3,323
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/28	3,845	4,287
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/30	5,045	5,582
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/33	1,645	1,798
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/33	1,425	1,558
				18,320

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California (11.3%)
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30 (2)	1,000	602
Alameda CA Corridor Transportation Authority Revenue	4.000%	10/1/35 (4)	3,750	3,863
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/35 (4)	3,850	4,342
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/36 (4)	2,210	2,487
Alameda CA Corridor Transportation Authority Revenue	4.000%	10/1/37 (4)	1,500	1,541
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/37	15,420	17,045
2 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/56	10,000	11,140
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	6/1/18 (Prere.)	5	5
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	6/1/18 (Prere.)	195	196
California Educational Facilities Authority Revenue (Loma Linda University)	5.000%	4/1/42	2,620	2,902
California Educational Facilities Authority Revenue (Loma Linda University)	5.000%	4/1/47	6,090	6,720
California GO	5.250%	9/1/24	6,500	7,191
California GO	5.000%	9/1/29	4,565	5,002
California GO	5.000%	10/1/30	12,600	14,424
California GO	6.000%	3/1/33	3,000	3,229
California GO	6.500%	4/1/33	24,000	25,015
California GO	4.000%	11/1/34	5,000	5,317
California GO	5.000%	9/1/36	3,250	3,574
California GO	5.000%	2/1/38	6,375	7,006
California GO	5.000%	2/1/43	2,100	2,302
California GO	5.000%	11/1/43	12,500	13,879
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.750%	9/1/19 (Prere.)	4,500	4,728
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/28	5,000	5,267
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/33	5,000	5,187
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/39	10,000	10,195
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	6.000%	7/1/19 (Prere.)	7,500	7,861
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/29	5,650	6,158
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/47	5,230	5,747
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/30	1,500	1,729
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/31	1,200	1,375
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/37	2,625	2,955
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/42	5,250	5,856
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/47	5,500	6,112
California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital
at Stanford)	5.000%	8/15/55	3,000	3,335
California Health Facilities Financing Authority Revenue (Sutter Health)	6.000%	8/15/20 (Prere.)	12,000	13,104
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/46	18,000	19,913
California Infrastructure & Economic Development Bank Revenue (Independent System Operator
Corp. Project)	5.000%	2/1/34	13,770	15,088
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/35	2,000	2,175
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/41	2,080	2,211
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/26	360	417
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/27	435	510
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/28	520	610
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/29	470	549
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/37	500	565
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/39	1,000	1,125
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/26	1,000	1,142
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/27	1,000	1,151
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/29	1,000	1,139
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/47	4,250	4,621
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/47	5,000	5,436
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.250%	11/1/47	2,900	3,120
California Municipal Finance Authority Revenue (University of La Verne)	6.250%	6/1/20 (Prere.)	3,585	3,901
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/28	1,000	1,174
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/29	1,000	1,169
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/30	1,000	1,163
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/31	1,000	1,156
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/33	1,010	1,155
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/35	1,000	1,132
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/36	1,000	1,129
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/43	6,620	7,403
California Pollution Control Financing Authority Solid Waste Disposal Revenue (Republic Services
Inc. Project) PUT	1.650%	8/1/18	10,000	10,000
California Public Works Board Lease Revenue	5.000%	10/1/26	105	124
California Public Works Board Lease Revenue	5.000%	10/1/27	6,480	7,765
California Public Works Board Lease Revenue	5.000%	10/1/30	3,000	3,532
California Public Works Board Lease Revenue	5.000%	3/1/31	8,425	9,816
California Public Works Board Lease Revenue	5.000%	3/1/32	5,000	5,796
California Public Works Board Lease Revenue (Department of Corrections)	4.500%	9/1/35	10,000	10,710

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/28	3,600	3,932
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/34	7,380	8,144
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	11,046
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	4/1/31	10,305	10,987
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/37	9,035	9,946
California State University Systemwide Revenue	4.000%	11/1/38	5,560	5,764
California State University Systemwide Revenue	4.000%	11/1/45	2,750	2,822
California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.250%	11/1/44	2,000	2,113
California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.375%	11/1/49	9,200	9,782
California Statewide Communities Development Authority Revenue (Adventist Health
System/West)	5.000%	3/1/30	6,380	7,288
California Statewide Communities Development Authority Revenue (Adventist Health
System/West)	5.000%	3/1/35	4,500	5,021
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	18,930	20,522
California Statewide Communities Development Authority Revenue (Loma Linda University
Medical Center Obligated Group)	5.250%	12/1/44	10,000	10,604
California Statewide Communities Development Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/36	15,650	16,621
California Statewide Communities Development Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/41	23,125	24,429
California Statewide Communities Development Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/46	3,000	3,159
California Statewide Communities Development Authority Revenue (Loma Linda University
Medical Center)	5.500%	12/1/54	12,000	12,910
California Statewide Communities Development Authority Revenue (Loma Linda University
Medical Center)	5.250%	12/1/56	8,865	9,422
California Statewide Communities Development Authority Revenue (Redlands Community Hospital) 5.000%		10/1/26	1,120	1,273
California Statewide Communities Development Authority Revenue (Redlands Community Hospital)	5.000%	10/1/46	2,650	2,883
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine
LLC - UCI East Campus Apartments Phase II)	5.750%	5/15/18 (Prere.)	8,000	8,012
Corona-Norco CA School District Public Financing Authority Special Tax Revenue	5.000%	9/1/32	1,125	1,239
Corona-Norco CA School District Public Financing Authority Special Tax Revenue	5.000%	9/1/35	585	641
Dublin CA Community Facilities District Improvement Area No. 1 Special Tax Revenue (Dublin
Crossing)	5.000%	9/1/47	2,840	3,099
3 Eaton Vance California Municipal Income Trust	3.250%	5/7/18	15,000	15,017
El Camino CA Healthcare District GO	4.000%	8/1/35	4,200	4,405
El Camino CA Healthcare District GO	4.000%	8/1/36	6,000	6,279
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/38 (15)	1,465	1,618
Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/47	3,000	3,263
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/42	6,000	5,312
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.500%	1/15/43	8,730	10,205
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	5.750%	1/15/46	18,000	20,445
Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/27 (2)	10,000	7,624
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/28	5,000	5,666
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/32	4,500	5,073
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/34	10,000	11,186
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/35	15,100	16,860
Golden State Tobacco Securitization Corp. California Revenue	5.300%	6/1/37	7,000	7,164
Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	5,000	5,645
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/49	1,000	1,093
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	3/1/57	7,285	7,936
Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/28	2,805	3,058
Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/29	2,825	3,069
Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/32	3,500	3,781
Lee Lake CA Public Financing Authority Revenue	5.125%	9/1/35	2,350	2,541
Long Beach CA Harbor Revenue	5.000%	5/15/28	4,855	5,583
Long Beach CA Harbor Revenue	5.000%	5/15/30	2,000	2,282
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/29	1,200	1,370
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/30	1,300	1,477
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/31	1,550	1,756
Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/34	2,500	2,567
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/34	1,750	1,957
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	1,750	1,952
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	1,770	1,977
Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/36	1,500	1,531
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/41	11,000	12,165
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/41	15,700	17,465
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/44	10,000	11,305
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/33	8,275	8,707
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/34	6,345	6,638
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/36	2,575	2,673

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Regional Airports Improvement Corp. Lease Revenue (LAXFuel Corp.)	5.000%	1/1/32	4,000	4,214
Los Angeles CA Unified School District GO	4.000%	7/1/34	6,000	6,289
Los Angeles CA Unified School District GO	5.250%	7/1/42	15,000	17,799
Los Angeles CA Wastewater System Revenue	5.750%	6/1/19 (Prere.)	4,315	4,497
Los Angeles CA Wastewater System Revenue	5.750%	6/1/19 (Prere.)	3,465	3,615
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/33	2,500	2,747
Los Angeles County CA Public Works Financing Authority Lease Revenue	4.000%	12/1/36	750	789
Los Angeles County CA Public Works Financing Authority Lease Revenue	4.000%	12/1/40	2,000	2,071
Los Angeles County CA Sanitation Districts Financing Authority Revenue	4.000%	10/1/42	9,425	9,745
M-S-R California Energy Authority Revenue	6.500%	11/1/39	5,510	7,612
Marin CA Healthcare District GO	4.000%	8/1/40	8,000	8,259
Modesto CA Irrigation District COP	5.500%	7/1/18 (Prere.)	11,300	11,369
Northstar Community Services District California Community Facilities District No. 1 Special Tax
Revenue	5.000%	9/1/37	5,000	5,033
Oakland CA Unified School District GO	6.125%	8/1/19 (Prere.)	4,000	4,214
Oakland CA Unified School District GO	6.625%	8/1/21 (Prere.)	4,000	4,577
Oakland CA Unified School District GO	5.500%	8/1/22 (Prere.)	3,000	3,425
Oakland CA Unified School District GO	5.000%	8/1/32	1,000	1,143
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	8,805	4,945
4 Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,740	13,046
Palomar Pomerado Health California Revenue	5.000%	11/1/28	3,500	3,916
Palomar Pomerado Health California Revenue	5.000%	11/1/29	4,605	5,134
Palomar Pomerado Health California Revenue	5.000%	11/1/30	3,335	3,705
Palomar Pomerado Health California Revenue	5.000%	11/1/31	2,485	2,751
Peralta CA Community College District Revenue	4.000%	8/1/39	7,000	7,181
Peralta CA Community College District Revenue	4.000%	8/1/39	5,000	5,130
Port of Oakland CA Revenue	5.000%	5/1/28	10,000	10,890
Port of Oakland CA Revenue	5.000%	5/1/29	10,000	10,874
Port of Oakland CA Revenue	5.000%	5/1/29	2,250	2,413
Port of Oakland CA Revenue	5.125%	5/1/30	2,000	2,148
Port of Oakland CA Revenue	5.125%	5/1/31	2,000	2,146
Poway CA Unified School District GO	0.000%	8/1/46	2,500	744
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/28 (15)	1,330	1,520
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31 (15)	3,740	4,231
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/32 (15)	2,490	2,810
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/34 (15)	2,990	3,335
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Rancho Redevelopment Project)	4.000%	9/1/31 (14)	2,000	2,125
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Rancho Redevelopment Project)	4.000%	9/1/32 (14)	3,205	3,391
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Rancho Redevelopment Project)	4.000%	9/1/34 (14)	2,140	2,232
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/41	2,500	903
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/42	13,000	4,483
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/43	6,500	2,140
Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/20 (Prere.)	11,000	11,597
Roseville CA Financing Authority Special Tax Revenue	5.000%	9/1/26	1,000	1,152
Roseville CA Joint Union High School District GO	4.000%	8/1/45	10,000	10,320
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/21	425	455
Sacramento County CA Airport Revenue	6.000%	7/1/18 (Prere.)	9,500	9,567
5 Sacramento County CA Airport Revenue	5.000%	7/1/31	2,000	2,316
5 Sacramento County CA Airport Revenue	5.000%	7/1/34	5,675	6,491
5 Sacramento County CA Airport Revenue	5.000%	7/1/36	7,000	7,968
Sacramento County CA Airport Revenue	5.000%	7/1/41	2,525	2,845
Sacramento County CA Airport Revenue	5.000%	7/1/41	6,000	6,734
San Bernardino CA City Unified School District GO	5.000%	8/1/26 (4)	1,310	1,473
San Bernardino CA City Unified School District GO	5.000%	8/1/28 (4)	1,500	1,677
San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	13,477
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	29,984
San Diego CA Community College District GO	5.250%	8/1/19 (Prere.)	5,500	5,739
San Diego CA Tobacco Settlement Funding Corp. Revenue	4.000%	6/1/32	1,250	1,264
San Diego CA Unified School District GO	0.000%	7/1/30	15,000	9,942
San Diego CA Unified School District GO	4.000%	7/1/47	15,220	15,751
San Diego CA Unified School District GO	5.000%	7/1/47	9,700	11,168
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/30	1,000	1,156
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/31	1,360	1,564
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/32	1,400	1,601
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/33	1,000	1,139
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/34	1,000	1,133
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/35	500	565
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/36	1,000	1,128

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/37	1,000	1,125
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/47	2,750	3,064
San Francisco CA City & County International Airport Revenue	5.000%	5/1/30	5,000	5,467
San Francisco CA City & County International Airport Revenue	5.000%	5/1/31	2,095	2,286
San Francisco CA City & County International Airport Revenue	5.250%	5/1/33	10,000	11,081
San Francisco CA City & County International Airport Revenue	5.000%	5/1/39	2,500	2,734
San Francisco CA City & County International Airport Revenue	5.000%	5/1/40	5,000	5,465
San Francisco CA City & County International Airport Revenue	5.000%	5/1/46	10,000	11,068
San Francisco CA City & County International Airport Revenue	5.000%	5/1/47	15,000	16,724
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	10/1/42	9,990	10,188
San Francisco CA City & County Redevelopment Agency Community Facilities District No. 7
Special Tax Revenue (Hunters Point Shipyard Improvements)	5.000%	8/1/39	2,240	2,422
San Francisco CA City & County Redevelopment Agency Community Facilities District No. 7
Special Tax Revenue (Hunters Point Shipyard Improvements)	5.000%	8/1/44	2,500	2,694
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bay North)	6.625%	8/1/19 (Prere.)	2,000	2,117
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bay South)	7.000%	2/1/21 (Prere.)	1,500	1,702
3 San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	3.000%	8/1/21	6,000	5,994
3 San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	0.000%	8/1/23	2,000	1,575
3 San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	0.000%	8/1/26	3,000	2,030
3 San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	0.000%	8/1/31	6,000	3,107
3 San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	0.000%	8/1/43	9,000	2,456
San Francisco Office of Community Investment & Infrastructure Special Tax Revenue (Mission Bay)	5.000%	8/1/25	1,600	1,755
San Francisco Office of Community Investment & Infrastructure Special Tax Revenue (Mission Bay)	5.000%	8/1/26	1,250	1,368
San Francisco Office of Community Investment & Infrastructure Special Tax Revenue (Mission Bay)	5.000%	8/1/28	1,510	1,647
San Francisco Office of Community Investment & Infrastructure Special Tax Revenue (Mission Bay)	5.000%	8/1/30	1,000	1,086
San Francisco Office of Community Investment & Infrastructure Special Tax Revenue (Mission Bay)	5.000%	8/1/33	1,335	1,442
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/24 (14)	2,000	1,689
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25 (14)	15,910	12,835
San Jose CA Airport Revenue	5.000%	3/1/31	2,055	2,343
San Jose CA Airport Revenue	5.000%	3/1/32	1,500	1,703
San Jose CA Airport Revenue	5.000%	3/1/33	1,500	1,698
San Jose CA Airport Revenue	5.000%	3/1/34	1,500	1,689
San Jose CA Airport Revenue	5.000%	3/1/35	2,500	2,811
San Jose CA Airport Revenue	5.000%	3/1/36	2,230	2,502
San Jose CA Airport Revenue	5.000%	3/1/37	2,515	2,818
San Jose CA Airport Revenue	5.000%	3/1/41	10,000	11,139
San Jose CA Airport Revenue	4.000%	3/1/42 (15)	6,755	6,810
San Jose CA Airport Revenue	5.000%	3/1/47	10,000	11,082
San Mateo CA Community Facilities District No. 2008-1 Special Tax Revenue (Bay Meadows)	5.000%	9/1/42	2,000	2,123
Santa Clara County CA Financing Authority Lease Revenue (Multiple Facilities Projects)	4.000%	5/15/32	11,270	11,892
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/20	1,700	1,824
Stockton CA Public Financing Authority Revenue	4.000%	9/2/27 (15)	1,170	1,276
Stockton CA Public Financing Authority Revenue	4.000%	9/2/29 (15)	1,355	1,451
Stockton CA Public Financing Authority Revenue	4.000%	9/2/31 (15)	1,000	1,059
Stockton CA Public Financing Authority Water Revenue (Delta Water Supply Project)	6.250%	10/1/40	6,200	7,223
Sweetwater CA Unified School District GO	5.000%	8/1/26 (15)	6,465	7,382
Sweetwater CA Unified School District GO	4.000%	8/1/42	2,000	2,044
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	6,385	6,715
Ukiah CA Unified School District GO	0.000%	8/1/31 (10)	9,245	5,696
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/41	10,000	11,304
University of California Regents Medical Center Pooled Revenue	4.000%	5/15/44	12,500	12,741
University of California Revenue	4.000%	5/15/34	5,000	5,240
University of California Revenue	5.000%	5/15/46	2,425	2,751
University of California Revenue	4.000%	5/15/47	20,000	20,503
Victor Valley CA Community College District GO	6.000%	8/1/19 (Prere.)	8,000	8,416
Washington Township CA Health Care District Revenue	4.000%	7/1/34	2,800	2,797
Washington Township CA Health Care District Revenue	4.000%	7/1/37	1,265	1,255
Washington Township CA Health Care District Revenue	5.000%	7/1/42	2,800	3,040
Washington Township CA Health Care District Revenue	4.125%	7/1/47	5,000	4,888
West Contra Costa CA Unified School District GO	6.000%	8/1/27	3,000	3,888
Whittier CA Health Facilities Revenue (Presbyterian Intercommunity Hospital Obligated Group)	5.000%	6/1/44	18,865	20,381
				1,427,994

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Colorado (2.0%)
Adonea Metropolitan District No. 2 GO	5.125%	12/1/37	3,195	3,231
Adonea Metropolitan District No. 2 GO	5.125%	12/1/45	4,940	4,962
Adonea Metropolitan District No. 2 GO	7.500%	12/15/45	3,111	3,088
Bradburn CO Metropolitan District No. 2 GO	4.000%	12/1/28	500	493
Bradburn CO Metropolitan District No. 2 GO	5.000%	12/1/38	600	621
Bradburn CO Metropolitan District No. 2 GO	5.000%	12/1/47	1,200	1,231
Bromley Park CO Metropolitan District No. 2 GO	6.375%	12/15/47	1,000	989
Centerra CO Metropolitan District No. 1 Tax Allocation Revenue	2.700%	12/1/19	705	708
Centerra CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/20	750	794
Centerra CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/21	1,475	1,581
Centerra CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22	1,920	2,075
Centerra CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	17,265	18,503
Colorado Educational & Cultural Facilities Authority Revenue (Regis University)	5.000%	10/1/26	2,390	2,673
Colorado Educational & Cultural Facilities Authority Revenue (Regis University)	5.000%	10/1/27	2,515	2,812
Colorado Educational & Cultural Facilities Authority Revenue (Regis University)	5.000%	10/1/28	2,300	2,566
Colorado Educational & Cultural Facilities Authority Revenue (Regis University)	5.000%	10/1/30	1,615	1,791
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/31	4,580	4,882
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/31	1,400	1,481
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/37	1,800	1,883
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33	3,250	3,462
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/35	7,250	7,832
Colorado High Performance Transportation Enterprise Revenue	5.000%	12/31/47	3,650	3,948
Colorado High Performance Transportation Enterprise Revenue	5.000%	12/31/51	6,455	6,962
Colorado High Performance Transportation Enterprise Revenue	5.000%	12/31/56	7,000	7,537
Colorado International Center Metropolitan District No.14 GO	5.875%	12/1/46	4,500	4,670
Denver CO City & County Airport Revenue	5.000%	11/15/28	7,610	8,816
Denver CO City & County Airport Revenue	5.250%	11/15/36	7,500	7,869
Denver CO City & County Airport Revenue	5.250%	11/15/43	8,000	8,720
Denver CO City & County Airport Revenue (United Airlines Inc. Project)	5.000%	10/1/32	7,000	7,503
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/18 (14)	5,000	4,970
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/24 (14)	29,225	24,569
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25 (14)	14,900	12,004
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29 (14)	21,610	14,521
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30 (14)	10,045	6,431
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/18	1,375	1,396
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/20	1,000	1,056
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/21	1,000	1,069
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22	500	539
Prairie Center CO Metropolitan District No. 3 Limited Property Tax Revenue	4.125%	12/15/27	2,500	2,518
Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3
Project)	6.000%	1/15/34	6,000	6,422
Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3
Project)	6.000%	1/15/41	14,765	15,705
Solaris CO Metropolitan District GO	3.750%	12/1/26	650	647
Solaris CO Metropolitan District GO	5.000%	12/1/36	850	879
Solaris CO Metropolitan District GO	5.000%	12/1/46	1,880	1,929
Southglenn CO Metropolitan District Revenue	3.000%	12/1/21	1,433	1,421
Southglenn CO Metropolitan District Revenue	3.500%	12/1/26	6,000	5,818
Southglenn CO Metropolitan District Revenue	5.000%	12/1/30	2,285	2,366
Southlands CO Metropolitan District GO	5.000%	12/1/37	1,615	1,720
Southlands CO Metropolitan District GO	5.000%	12/1/47	2,590	2,739
Southlands CO Metropolitan District GO	5.000%	12/1/47	325	344
University of Colorado Hospital Authority Revenue	5.000%	11/15/36	8,000	8,752
University of Colorado Hospital Authority Revenue	5.000%	11/15/42	12,500	13,619
				255,117
Connecticut (0.8%)
Connecticut GO	5.000%	10/15/24	13,895	15,188
Connecticut GO	5.000%	6/15/31 (4)	10,010	11,022
Connecticut GO	5.000%	11/15/31	1,550	1,700
Connecticut GO	5.000%	11/15/35	1,000	1,083
Connecticut Health & Educational Facilities Authority Revenue (Church Home of Hartford Inc.)	2.875%	9/1/20	400	400
Connecticut Health & Educational Facilities Authority Revenue (Church Home of Hartford Inc.)	5.000%	9/1/53	2,600	2,673
Connecticut Health & Educational Facilities Authority Revenue (Fairfield University)	4.000%	7/1/42	7,000	7,032
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	3,275	3,478
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/34	2,345	2,603
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/35	1,650	1,826
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/36	1,610	1,775
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/37	6,500	6,911
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/46	3,000	2,835
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/31	10,000	11,334

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/37	10,000	11,056
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/38	8,000	8,824
Harbor Point CT Infrastructure Improvement District Revenue (Harbor Point Project)	5.000%	4/1/39	7,000	7,423
				97,163
Delaware (0.0%)
Delaware Economic Development Authority Revenue (Delaware State University Project)	5.000%	10/1/36	3,890	4,181

District of Columbia (1.1%)
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/31	5,925	6,704
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/32	3,445	3,878
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/34	1,000	1,116
District of Columbia Revenue (Ingleside at Rock Creek Retirement Community)	5.000%	7/1/32	1,000	1,049
District of Columbia Revenue (Ingleside at Rock Creek Retirement Community)	5.000%	7/1/37	815	846
District of Columbia Revenue (Ingleside at Rock Creek Retirement Community)	5.000%	7/1/42	1,350	1,395
District of Columbia Revenue (Ingleside at Rock Creek Retirement Community)	5.000%	7/1/52	3,000	3,077
District of Columbia Revenue (Methodist Home of the District of Columbia)	5.125%	1/1/35	1,560	1,490
District of Columbia Revenue (Methodist Home of the District of Columbia)	5.250%	1/1/39	1,015	971
District of Columbia Student Dormitory Revenue (Provident Group - Howard Properties LLC)	5.000%	10/1/30	5,500	5,604
District of Columbia Student Dormitory Revenue (Provident Group - Howard Properties LLC)	5.000%	10/1/45	8,390	8,254
District of Columbia Water & Sewer Authority Public Utility Revenue	5.500%	10/1/18 (Prere.)	10,000	10,155
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/48	7,000	7,651
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/26	13,885	16,059
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/27	12,345	14,412
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/29	7,500	8,676
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/30	4,000	4,451
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/33	1,500	1,710
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/34	2,000	2,271
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/35	2,865	3,246
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/44	2,500	2,718
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail &
Capital Improvement Projects)	0.000%	10/1/37	50,000	20,679
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail &
Capital Improvement Projects)	5.000%	10/1/53	7,500	7,950
				134,362
Florida (6.6%)
Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc.
Project)	5.000%	12/1/44	20,000	21,530
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/39	15,000	16,142
Broward County FL Airport System Revenue	5.000%	10/1/37	7,780	8,398
Broward County FL Airport System Revenue	5.000%	10/1/40	2,000	2,196
Broward County FL Airport System Revenue	5.000%	10/1/42	5,000	5,584
Broward County FL Airport System Revenue	5.000%	10/1/45	7,455	8,159
Cape Coral FL Health Facilities Authority Senior Housing Revenue (Gulf Care Inc. Project)	5.875%	7/1/40	4,000	4,285
Cape Coral FL Health Facilities Authority Senior Housing Revenue (Gulf Care Inc. Project)	6.000%	7/1/50	6,250	6,704
Capital Trust Agency Florida Retirement Facility Revenue (Sarasota-Manatee Jewish Housing
Council Inc.)	5.000%	7/1/37	1,765	1,809
Capital Trust Agency Florida Retirement Facility Revenue (Sarasota-Manatee Jewish Housing
Council Inc.)	5.000%	7/1/46	3,275	3,316
Capital Trust Agency Florida Revenue (Tallahassee Tapestry Senior Housing Project)	7.000%	12/1/45	3,000	3,132
Capital Trust Agency Florida Revenue (Tallahassee Tapestry Senior Housing Project)	7.125%	12/1/50	2,000	2,097
Capital Trust Agency Florida Revenue (Tallahassee Tapestry Senior Housing Project)	7.000%	7/1/52	5,000	5,230
Central Florida Expressway Authority Revenue	4.000%	7/1/30	2,525	2,678
Central Florida Expressway Authority Revenue	4.000%	7/1/33	9,500	9,889
Central Florida Expressway Authority Revenue	4.000%	7/1/41	7,500	7,597
East Homestead Community Development District Florida Special Assessment Revenue	7.250%	5/1/21	525	544
Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/28	1,335	1,513
Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/29	1,250	1,411
Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/30	1,325	1,490
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/42	9,855	10,627
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/47	10,650	11,443
Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.000%	7/1/41	810	829
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/35	1,780	1,944
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/40	1,000	1,084
Florida Municipal Power Agency Revenue	6.250%	10/1/19 (Prere.)	3,250	3,444
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/29	5,740	6,599
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/34	8,695	9,822
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/42	20,500	22,860
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/52	9,000	9,960
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/35	1,000	1,088
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/46	3,850	4,105
Hernando County FL School District COP	5.000%	7/1/27 (4)	6,000	6,915

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hernando County FL School District COP	5.000%	7/1/28 (4)	5,825	6,695
Hernando County FL School District COP	5.000%	7/1/29 (4)	6,645	7,611
Hernando County FL School District COP	5.000%	7/1/30 (4)	6,975	7,962
Highlands County Health Facilities Authority	6.000%	11/15/19 (Prere.)	10	11
Highlands County Health Facilities Authority	6.000%	11/15/37	4,990	5,317
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/44	10,000	10,831
Hillsborough County FL Industrial Development Authority Health Facilities Revenue
(University Community Hospital)	5.625%	8/15/18 (Prere.)	6,000	6,067
Jacksonville FL Transportation Revenue	5.000%	10/1/28	8,425	9,259
Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/37	750	792
Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/42	1,500	1,574
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/40	6,250	6,820
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/45	13,980	15,204
3 Lee County FL Industrial Development Authority Health Care Facility Revenue (The Preserve Project)	5.750%	12/1/52	5,000	5,047
Lee County FL Solid Waste System Revenue	5.000%	10/1/22	2,000	2,175
Lee County FL Solid Waste System Revenue	5.000%	10/1/23	2,815	3,088
Lee County FL Solid Waste System Revenue	5.000%	10/1/24	3,175	3,510
Lee County FL Solid Waste System Revenue	5.000%	10/1/26	1,465	1,639
Lee Memorial Health System Florida Hospital Revenue	5.250%	4/1/35 (14)	13,350	13,387
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/28	8,360	8,961
Martin County FL Industrial Development Authority Revenue (Indiantown Cogeneration, LP Project)	3.950%	12/15/21	14,900	15,201
Martin County FL Industrial Development Authority Revenue (Indiantown Cogeneration, LP Project)	4.200%	12/15/25	19,000	19,319
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	2,175	2,323
Miami Beach FL Parking Revenue	5.000%	9/1/45	5,000	5,546
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/35	3,000	3,141
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/36	8,885	9,282
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37	8,095	8,417
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37	6,000	6,239
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/25	5,000	5,469
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/26	5,000	5,456
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/27	7,215	7,870
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/28	6,280	6,847
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29	17,000	18,498
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/31	4,705	5,101
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/32	11,860	13,190
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/33	29,095	32,270
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/37	4,125	4,570
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/38	5,000	5,500
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/40	8,000	8,901
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/41	18,660	20,901
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	6.125%	8/1/20 (Prere.)	2,575	2,799
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	6.125%	8/1/42	925	994
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Nicklaus Children’s Hospital)	5.000%	8/1/47	3,155	3,474
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/40	5,805	5,616
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48	9,875	9,417
Miami-Dade County FL Public Facilities Revenue (Jackson Memorial Hospital)	5.750%	6/1/19 (Prere.)	5,250	5,470
Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/39	2,610	2,895
Miami-Dade County FL Seaport Revenue	6.000%	10/1/24	1,590	1,822
Miami-Dade County FL Seaport Revenue	6.000%	10/1/25	1,680	1,931
Miami-Dade County FL Seaport Revenue	6.250%	10/1/38	5,000	5,785
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	5,000	2,994
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31	4,170	4,541
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/32	2,460	2,676
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/35	6,525	7,080
North Brevard County FL Hospital District Revenue	5.000%	1/1/42	3,410	3,602
North Brevard County FL Hospital District Revenue	5.000%	1/1/48	10,200	10,726
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.750%	10/1/18 (Prere.)	2,845	2,892
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.750%	10/1/18 (Prere.)	1,155	1,174
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/37	1,360	1,503
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	7,500	8,073
Orange County FL Health Facilities Authority Revenue (Presbyterian Retirement Communities Inc.)	5.000%	8/1/41	5,000	5,436
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/35	10,000	11,015
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/39	6,000	4,789
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/42	7,540	6,001
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	5.375%	10/1/47	2,000	2,141
Palm Beach County FL Health Facilities Authority Retirement Communities Revenue (ACTS
Retirement - Life Communities Inc. Obligated Group)	5.500%	11/15/20 (Prere.)	2,005	2,172
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/43	3,250	3,387
Palm Beach County FL Health Facilities Authority Revenue (Lifespace Communities Inc. Obligated
Group)	5.000%	5/15/47	4,970	5,365

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Palm Beach County FL Health Facilities Authority Revenue (Sinai Residences Boca Raton Project)	7.500%	6/1/49	3,000	3,470
Port St. Lucie FL Utility Revenue	4.000%	9/1/32	5,000	5,194
Port St. Lucie FL Utility Revenue	4.000%	9/1/33	4,000	4,129
Port St. Lucie FL Utility Revenue	4.000%	9/1/34	3,000	3,079
Port St. Lucie FL Utility Revenue	4.000%	9/1/36	5,000	5,110
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	2.700%	1/1/22	1,100	1,093
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	3.300%	1/1/23	1,500	1,490
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/25	1,145	1,280
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/26	2,100	2,357
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/27	2,000	2,233
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/28	2,310	2,564
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/29	1,100	1,214
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/30	1,000	1,099
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/32	1,100	1,199
Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)	5.500%	7/1/34	3,500	3,627
Seminole County FL Industrial Development Authority Revenue (Legacy Pointe at UCF Project)	10.000%	12/28/21	2,500	2,843
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/42	14,000	15,617
St. Petersburg FL Health Facilities Authority Revenue (All Children’s Hospital Inc. Obligated Group)	6.500%	11/15/19 (Prere.)	8,000	8,534
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/40	7,185	7,693
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/44	5,000	5,337
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26	2,730	3,130
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	2,800	3,206
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33	7,407	8,054
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/46	8,500	9,374
Tampa FL Hospital Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/37	5,860	6,436
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/40	2,500	2,727
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/45	6,050	6,564
Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/42	27,500	27,936
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/47	7,000	7,852
University of South Florida Financing Corp. COP	5.000%	7/1/29	5,740	6,447
University of South Florida Financing Corp. COP	5.000%	7/1/33	7,140	7,961
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical
University Inc.)	5.000%	10/15/42	1,500	1,667
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical
University Inc.)	5.000%	10/15/45	6,405	7,002
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical
University Inc.)	5.000%	10/15/47	3,500	3,875
				831,578
Georgia (1.5%)
Americus & Sumter County GA Hospital Authority Revenue (Magnolia Manor Obligated Group)	6.375%	5/15/43	5,615	6,130
Atlanta GA Development Authority Senior Healthcare Facilities Revenue (Georgia Proton
Treatment Center)	7.000%	1/1/40	8,500	8,582
2 Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	2,500	2,659
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	15,000	15,956
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing
Foundation)	5.000%	7/1/34	1,000	1,123
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing
Foundation)	5.000%	7/1/36	2,220	2,481
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing
Foundation)	5.000%	7/1/37	2,435	2,719
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing
Foundation)	5.000%	7/1/38	1,230	1,373
Cedartown Polk County GA Hospital Authority Revenue (Polk Medical Center Project)	5.000%	7/1/34	5,695	6,196
Cedartown Polk County GA Hospital Authority Revenue (Polk Medical Center Project)	5.000%	7/1/39	5,000	5,378
Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/46	7,000	7,688
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	4.000%	7/1/37	1,100	1,131
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	4.000%	7/1/38	1,350	1,384
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/39	1,000	1,126
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/28	6,685	7,264
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/42	5,805	6,406
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/47	8,500	9,339
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	5.000%	7/1/36	4,050	4,448
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	5.000%	7/1/42	8,800	9,595
Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System
Obligated Group)	5.000%	8/1/29	5,775	6,466
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/22	2,330	2,599
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/23	2,380	2,697
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/26	5,630	6,619
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/27	530	629

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/23	15,000	15,870
Marietta GA Development Authority Revenue	7.000%	6/15/18 (Prere.)	7,500	7,546
Marietta GA Development Authority Revenue	7.000%	6/15/18 (Prere.)	4,000	4,025
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	6,475	7,384
Municipal Electric Authority Georgia Revenue	5.500%	7/1/60	5,000	5,411
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.500%	7/1/60	5,000	5,505
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/31	435	480
Private Colleges & University Authority of Georgia Revenue (Mercer University)	5.000%	10/1/45	20,000	20,854
				187,063
Guam (0.3%)
Guam Government Business Privilege Tax Revenue	5.000%		2,000	2,174
Guam Government Business Privilege Tax Revenue	5.000%	1/11/15/27 1/31	3,400	3,524
Guam Government Business Privilege Tax Revenue	5.000%	1/1/32	6,000	6,202
Guam Government Business Privilege Tax Revenue	5.000%	11/15/39	1,000	1,049
Guam Government Business Privilege Tax Revenue	5.000%	1/1/42	2,500	2,563
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	1/1/46	5,500	5,799
Guam International Airport Authority Revenue	6.250%	10/1/34	5,500	6,163
Guam International Airport Authority Revenue	6.375%	10/1/43	3,000	3,406
Guam Power Authority Revenue	5.000%	10/1/38	1,350	1,418
Guam Power Authority Revenue	5.000%	10/1/40	2,375	2,487
				34,785
Hawaii (0.5%)
Hawaii Airports System Revenue	5.000%	7/1/45	25,465	28,052
Hawaii Department of Budget & Finance Special Purpose Revenue (Chaminade University of
Honolulu)	5.000%	1/1/35	1,230	1,235
Hawaii Department of Budget & Finance Special Purpose Revenue (Chaminade University of
Honolulu)	5.000%	1/1/45	1,500	1,459
Hawaii Department of Budget & Finance Special Purpose Revenue (Hawaiian Electric Co. Inc.)	4.000%	3/1/37	6,000	5,972
Hawaii Department of Transportation - Airports Division Lease Revenue COP	5.250%	8/1/25	2,750	3,057
Hawaii Department of Transportation - Airports Division Lease Revenue COP	5.250%	8/1/26	3,500	3,871
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,341
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,354
Hawaii Pacific Health Revenue	5.500%	7/1/20 (Prere.)	7,000	7,512
Hawaii Pacific Health Revenue	5.750%	7/1/20 (Prere.)	2,365	2,550
Honolulu HI City & County Wastewater System Revenue	0.000%	7/1/18 (14)	2,000	1,993
				66,396
Idaho (0.2%)
3 Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44	6,630	6,866
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/47	1,250	1,405
Idaho Housing & Finance Association RAN	5.000%	7/15/19 (Prere.)	7,000	7,259
Idaho Housing & Finance Association RAN	5.000%	7/15/19 (Prere.)	8,430	8,742
				24,272
Illinois (10.2%)
Chicago IL Board of Education GO	0.000%	12/1/28 (14)	5,000	3,087
Chicago IL Board of Education GO	6.750%	12/1/30	4,000	4,677
Chicago IL Board of Education GO	5.000%	12/1/31	2,105	2,108
Chicago IL Board of Education GO	5.125%	12/1/32	6,225	6,299
Chicago IL Board of Education GO	5.000%	12/1/33	8,750	8,767
Chicago IL Board of Education GO	5.000%	12/1/34	5,540	5,542
Chicago IL Board of Education GO	5.250%	12/1/35	6,480	6,533
Chicago IL Board of Education GO	5.250%	12/1/39	19,475	19,528
Chicago IL Board of Education GO	5.500%	12/1/39	2,925	2,950
Chicago IL Board of Education GO	5.250%	12/1/41	350	350
Chicago IL Board of Education GO	5.000%	12/1/42	25,740	25,452
Chicago IL Board of Education GO	7.000%	12/1/44	38,500	44,143
Chicago IL Board of Education GO	6.500%	12/1/46	14,500	16,369
Chicago IL Board of Education GO	7.000%	12/1/46	3,185	3,745
Chicago IL GO	5.000%	1/1/26	2,750	2,913
Chicago IL GO	4.750%	1/1/30 (4)	570	572
Chicago IL GO	0.000%	1/1/31	4,915	2,636
Chicago IL GO	5.500%	1/1/31	3,230	3,439
Chicago IL GO	5.000%	1/1/34	6,660	6,742
Chicago IL GO	5.000%	1/1/34	2,000	2,036
Chicago IL GO	5.000%	1/1/35	4,370	4,476
Chicago IL GO	5.000%	1/1/36	5,000	5,073
Chicago IL GO	5.000%	1/1/38	13,000	13,248
Chicago IL GO	5.500%	1/1/39	3,700	3,867
Chicago IL GO	5.500%	1/1/42	2,000	2,085
Chicago IL Midway Airport Revenue	5.000%	1/1/27	2,000	2,266
Chicago IL Midway Airport Revenue	5.000%	1/1/28	1,765	1,992

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Midway Airport Revenue	5.000%	1/1/29	16,180	17,695
Chicago IL Midway Airport Revenue	5.000%	1/1/29	2,220	2,494
Chicago IL Midway Airport Revenue	5.000%	1/1/31	6,945	7,561
Chicago IL Midway Airport Revenue	5.000%	1/1/33	7,200	7,808
Chicago IL Midway Airport Revenue	5.375%	1/1/33	4,000	4,369
Chicago IL Midway Airport Revenue	5.000%	1/1/34	7,105	7,694
Chicago IL Midway Airport Revenue	5.000%	1/1/41	11,700	12,582
Chicago IL O’Hare International Airport Revenue	5.625%	1/1/21 (Prere.)	5,650	6,160
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/21 (Prere.)	2,515	2,750
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25	3,250	3,690
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/27	3,765	4,313
Chicago IL O’Hare International Airport Revenue	4.000%	1/1/29	10,955	11,179
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	13,400	14,761
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	11,000	11,663
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	2,000	2,242
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/30	3,655	3,823
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	11,000	12,075
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	15,595	16,513
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	1,500	1,675
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32	1,200	1,333
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33	1,500	1,661
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/34	5,600	6,095
Chicago IL O’Hare International Airport Revenue	5.625%	1/1/35	1,350	1,458
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37	2,720	2,982
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37	3,500	3,837
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/38	12,000	13,481
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/39	485	526
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/42	2,500	2,720
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/46	3,565	3,823
Chicago IL O’Hare International Airport Revenue	5.000%	7/1/48	5,000	5,431
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/52	8,125	8,946
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/52	4,500	4,837
Chicago IL Park District GO	5.000%	1/1/40	7,500	7,990
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	10,000	10,567
Chicago IL Sales Tax Revenue	5.250%	1/1/22 (Prere.)	7,300	8,104
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/30	2,950	3,168
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/36	5,400	5,779
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/34	2,500	2,675
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/34	2,525	2,681
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/35	2,000	2,136
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	9,000	9,526
Chicago IL Water Revenue	5.250%	11/1/18 (Prere.)	16,315	16,595
Chicago IL Waterworks Revenue	5.000%	11/1/39	1,000	1,069
Chicago IL Waterworks Revenue	5.000%	11/1/44	7,000	7,467
Cook County IL GO	5.000%	11/15/34	1,150	1,267
Cook County IL GO	5.000%	11/15/35	1,025	1,126
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	6/1/42	1,500	1,592
Illinois Finance Authority Revenue (Benedictine University)	5.000%	10/1/38	4,000	4,266
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41 (4)	1,500	1,658
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41	2,000	2,210
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	2/15/45	10,000	10,767
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/38	7,500	7,798
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/39	8,150	8,555
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/42	2,000	2,094
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.375%	8/15/18 (Prere.)	22,500	22,735
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/26	1,695	1,840
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/36	1,400	1,467
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/40	1,275	1,326
Illinois Finance Authority Revenue (Columbia College)	5.000%	12/1/37	12,325	12,765
Illinois Finance Authority Revenue (DePaul University)	4.000%	10/1/32	2,735	2,826
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/32	500	567
Illinois Finance Authority Revenue (DePaul University)	4.000%	10/1/34	1,620	1,655
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/36	1,360	1,519
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/41	7,875	8,723
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.125%	5/15/43	10,585	11,074
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/47	1,155	1,220
Illinois Finance Authority Revenue (Friendship Village Schaumburg)	5.000%	2/15/37	5,000	4,846
Illinois Finance Authority Revenue (Friendship Village Schaumburg)	5.125%	2/15/45	5,000	4,840
Illinois Finance Authority Revenue (Illinois Wesleyan University)	5.000%	9/1/46	2,200	2,340
Illinois Finance Authority Revenue (Lutheran Home & Services)	5.625%	5/15/42	5,500	5,753
Illinois Finance Authority Revenue (Lutheran Home & Services)	5.750%	5/15/46	6,290	6,596

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/40	2,950	3,201
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/46	29,500	31,857
Illinois Finance Authority Revenue (Montgomery Place)	5.250%	5/15/37	4,000	4,026
Illinois Finance Authority Revenue (Montgomery Place)	5.250%	5/15/48	5,000	4,962
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.375%	7/1/18 (Prere.)	6,000	6,035
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) PUT	5.000%	8/15/37	6,250	6,762
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	5/15/19 (Prere.)	10,000	10,515
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/20 (Prere.)	4,020	4,333
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/34	1,915	2,085
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/35	1,875	2,038
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/39	1,255	1,340
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/41	6,000	6,324
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/45	19,750	21,398
Illinois Finance Authority Revenue (Plymouth Place Inc.)	5.000%	5/15/37	2,750	2,830
Illinois Finance Authority Revenue (Plymouth Place Inc.)	5.250%	5/15/45	1,000	1,044
Illinois Finance Authority Revenue (Plymouth Place Inc.)	5.250%	5/15/50	2,845	2,929
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/33	5,000	5,575
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/34	4,580	5,077
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/36	5,000	5,519
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/41	2,000	2,192
Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago)	6.000%	7/1/43	10,000	11,062
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/19 (Prere.)	2,775	2,956
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/33	4,555	4,539
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/34	2,425	2,399
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/35	1,825	1,930
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/38	8,900	9,761
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	6.875%	8/15/19 (Prere.)	500	531
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	7.000%	8/15/19 (Prere.)	14,000	14,888
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/35	7,300	7,786
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/44	1,750	1,843
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/31	1,075	1,205
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.250%	8/15/27	3,000	3,359
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.250%	8/15/28	2,605	2,905
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.250%	8/15/29	5,850	6,496
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/32	3,500	3,765
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/33	1,695	1,816
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/35	1,000	1,064
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/36	1,250	1,327
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/37	1,265	1,342
Illinois Finance Authority Revenue (Three Crowns Park Obligated Group)	3.250%	2/15/22	500	499
Illinois Finance Authority Revenue (Three Crowns Park Obligated Group)	4.000%	2/15/27	785	784
Illinois Finance Authority Revenue (Three Crowns Park Obligated Group)	5.000%	2/15/32	1,150	1,203
Illinois Finance Authority Student Housing & Academic Facilities Revenue (University of Illinois at
Chicago Project)	5.000%	2/15/47	2,400	2,537
Illinois Finance Authority Student Housing & Academic Facilities Revenue (University of Illinois at
Chicago Project)	5.000%	2/15/50	1,200	1,264
Illinois GO	5.000%	1/1/19 (4)	4,000	4,074
Illinois GO	5.000%	1/1/20 (4)	2,930	3,045
Illinois GO	5.000%	2/1/20	19,750	20,277
Illinois GO	5.000%	3/1/21	3,560	3,682
Illinois GO	5.000%	8/1/21	8,000	8,313
Illinois GO	5.000%	3/1/22	6,600	6,848
Illinois GO	5.000%	5/1/22	1,150	1,195
Illinois GO	5.000%	8/1/22	15,475	16,116
Illinois GO	5.000%	12/1/22	9,500	9,922
Illinois GO	5.000%	2/1/23	6,000	6,251
Illinois GO	5.000%	3/1/23	6,165	6,404
Illinois GO	5.000%	8/1/23	13,850	14,419
Illinois GO	5.000%	3/1/24	5,050	5,215
Illinois GO	5.000%	8/1/24	13,660	14,134
Illinois GO	5.000%	11/1/24	8,000	8,305
Illinois GO	5.000%	2/1/25	2,270	2,359
Illinois GO	5.000%	3/1/25	3,130	3,225
Illinois GO	5.000%	8/1/25	3,000	3,098
Illinois GO	5.500%	7/1/26	5,845	6,180
Illinois GO	5.000%	11/1/26	21,390	22,261
Illinois GO	5.000%	12/1/26	1,610	1,676
Illinois GO	5.000%	2/1/28	10,000	10,372
Illinois GO	5.000%	5/1/29	6,125	6,246
Illinois GO	5.250%	2/1/32	9,575	9,817
Illinois GO	5.000%	1/1/33	3,490	3,528

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois GO	5.250%	2/1/33 (4)	6,200	6,835
Illinois GO	5.000%	3/1/33	1,000	1,011
Illinois GO	5.500%	7/1/33 (4)	3,350	3,661
Illinois GO	4.000%	12/1/33	12,000	10,980
Illinois GO	5.000%	1/1/34	6,805	6,875
Illinois GO	5.250%	2/1/34 (4)	3,125	3,436
Illinois GO	5.000%	5/1/34	2,500	2,523
Illinois GO	5.000%	3/1/35	2,065	2,085
Illinois GO	5.000%	4/1/35	1,100	1,109
Illinois GO	5.000%	3/1/36	885	893
Illinois GO	5.000%	3/1/37	985	992
Illinois GO	5.500%	7/1/38	6,500	6,691
Illinois Sports Facility Authority Revenue	5.500%	6/15/30 (2)	6,120	6,130
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,000	6,257
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	5,000	5,486
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	9,400	10,427
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	10,000	5,929
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	10,020	5,358
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/38 (14)	10,000	3,724
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	2,912
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	12/15/30 (14)	13,555	7,636
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	6/15/31 (14)	10,000	5,478
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	6/15/32 (14)	10,000	5,190
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.000%	12/15/40	1,000	1,037
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.000%	6/15/42	6,500	6,665
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.000%	6/15/50	6,805	6,896
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.000%	6/15/52	5,905	6,032
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.000%	6/15/53	7,500	7,715
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.500%	6/15/53	14,000	14,848
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	12/15/54	50,000	7,156
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	12/15/56	73,000	9,325
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.000%	6/15/57	12,255	12,826
Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/33	4,000	4,070
Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/35	5,000	5,051
Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/36	4,500	4,529
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/41	10,125	10,992
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/21 (Prere.)	1,200	1,338
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/27	9,750	11,110
Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/35	3,190	3,487
Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/42	5,000	5,371
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/27	1,260	1,256
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/31	13,330	6,666
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/31	9,150	8,940
				1,281,447
Indiana (1.5%)
Gary/Chicago IL International Airport Authority Industrial Development Zone Revenue	5.000%	2/1/29	2,000	2,213
Gary/Chicago IL International Airport Authority Industrial Development Zone Revenue	5.250%	2/1/34	2,650	2,929
Gary/Chicago IL International Airport Authority Industrial Development Zone Revenue	5.000%	2/1/39	3,300	3,564
Indiana Finance Authority Health Facilities Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/51	23,915	25,505
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.000%	11/1/51	10,005	10,863
Indiana Finance Authority Hospital Revenue (Deaconess Health System Obligated Group)	5.000%	3/1/32	5,000	5,446
Indiana Finance Authority Hospital Revenue (Deaconess Health System Obligated Group)	5.000%	3/1/35	6,000	6,496
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/41	5,500	5,848
Indiana Finance Authority Revenue (Deaconess Health System Obligated Group)	5.000%	3/1/39	7,205	7,893
Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/40	2,500	2,668
Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/44	25,550	27,208
Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/48	28,025	29,763
Indiana Health Facility Financing Authority Hospital Revenue (Ancilla System Inc. Obligated Group)	7.375%	7/1/23 (ETM)	19,400	23,363
Indiana Municipal Power Agency Revenue	6.000%	1/1/19 (Prere.)	13,275	13,637

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Municipal Power Agency Revenue	5.000%	1/1/42	6,595	7,388
Indianapolis IN Local Public Improvement Bond Bank Revenue (Indianapolis Airport Authority
Project)	5.000%	1/1/31	5,000	5,425
Indianapolis IN Local Public Improvement Bond Bank Revenue (Indianapolis Airport Authority
Project)	5.000%	1/1/32	4,500	4,868
Indianapolis IN Local Public Improvement Bond Bank Revenue (Indianapolis Airport Authority
Project)	5.000%	1/1/33	3,150	3,398
Indianapolis IN Local Public Improvement Bond Bank Revenue (Qualified Midwestern Disaster
Area)	5.750%	2/1/36	5,000	5,426
				193,901
Iowa (0.5%)
Iowa Finance Authority Health Facilities Revenue (UnityPoint Health)	4.000%	8/15/36	3,725	3,747
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	140	142
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	18,400	19,578
3 Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/26	5,995	6,320
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project) PUT	5.250%	12/1/37	27,515	28,899
Xenia IA Rural Water District Revenue	5.000%	12/1/31	1,600	1,758
Xenia IA Rural Water District Revenue	5.000%	12/1/36	2,000	2,168
Xenia IA Rural Water District Revenue	5.000%	12/1/41	2,000	2,150
				64,762
Kansas (0.6%)
3 Coffeyville KS Electric System Revenue	5.000%	6/1/38 (14)	6,000	6,432
3 Coffeyville KS Electric System Revenue	5.000%	6/1/42 (14)	3,500	3,743
Ford County KS Unified School District No. 443 GO	4.000%	3/1/28 (15)	1,000	1,075
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/36	1,500	1,589
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/41	1,600	1,680
Johnson County KS Unified School District No. 233 GO	4.000%	9/1/31	1,000	1,071
Kansas Development Finance Authority Health Facilities Revenue (Kansas University Health
System)	5.375%	3/1/29	3,000	3,171
Seward County KS Unified School District No. 480 GO	4.000%	9/1/32	3,895	4,136
Seward County KS Unified School District No. 480 GO	4.000%	9/1/33	4,080	4,305
Seward County KS Unified School District No. 480 GO	4.000%	9/1/34	5,000	5,233
Wichita KS GO	5.000%	12/1/34	2,280	2,564
Wichita KS GO	5.000%	12/1/35	2,365	2,648
Wichita KS GO	5.000%	12/1/39	11,305	12,560
Wichita KS Health Care Facilities Revenue	6.375%	5/15/43	7,000	7,313
Wichita KS Health Care Facilities Revenue	6.500%	5/15/48	8,000	8,383
Wichita KS Health Care Facilities Revenue (Larksfield Place Obligated Group)	7.375%	12/15/43	5,000	5,360
				71,263
Kentucky (0.6%)
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/29	1,000	1,085
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/40	6,915	7,263
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System
Obligated Group)	5.000%	8/15/41	9,550	10,269
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System
Obligated Group)	5.000%	8/15/46	2,950	3,158
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System
Obligated Group)	5.250%	8/15/46	11,555	12,225
Kentucky Economic Development Finance Authority Revenue (Owensboro Health, Inc.)	5.000%	6/1/37	5,000	5,369
Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project)
BAN	0.000%	7/1/33	3,065	2,865
Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project)
BAN	0.000%	7/1/39	3,000	2,767
Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project)
BAN	6.000%	7/1/53	12,025	13,311
Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton
Healthcare Obligated Group)	5.750%	10/1/42	9,500	10,625
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	6/1/22 (Prere.)	4,775	5,298
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/35	4,970	5,220
				79,455
Louisiana (1.4%)
Greater New Orleans Expressway Commission Revenue	5.000%	11/1/42 (4)	4,000	4,409
Greater New Orleans Expressway Commission Revenue	5.000%	11/1/47 (4)	4,000	4,407
Louisiana Citizens Property Insurance Corp. Assessment Revenue	6.750%	6/1/18 (Prere.)	6,000	6,024
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/39	3,250	3,556
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Women’s Hospital Foundation Project)	5.875%	10/1/20 (Prere.)	9,990	10,885
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Women’s Hospital Foundation Project)	6.000%	10/1/20 (Prere.)	8,095	8,844

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
3 Louisiana Public Facilities Authority Dock & Wharf Revenue (Impala Warehousing LLC Project)	6.500%	7/1/36	27,605	30,563
Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady Health
System Obligated Group)	5.000%	7/1/25 (Prere.)	105	122
Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady Health
System Obligated Group)	5.000%	7/1/39	17,395	19,012
Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady Health
System Project)	5.000%	7/1/42	8,000	8,505
Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady Health
System Project)	5.000%	7/1/47	5,000	5,416
Louisiana Public Facilities Authority Revenue (Nineteenth Judicial District Court Building Project)	5.000%	6/1/42 (4)	3,500	3,801
New Orleans LA Aviation Board Revenue	6.000%	1/1/19 (Prere.)	5,000	5,140
New Orleans LA Aviation Board Revenue	5.000%	1/1/28	750	860
New Orleans LA Aviation Board Revenue	5.000%	1/1/29	750	856
New Orleans LA Aviation Board Revenue	5.000%	1/1/30	860	978
New Orleans LA Aviation Board Revenue	5.000%	1/1/31	595	673
New Orleans LA Aviation Board Revenue	5.000%	1/1/32	500	562
New Orleans LA Aviation Board Revenue	5.000%	1/1/33	750	839
New Orleans LA Aviation Board Revenue	5.000%	1/1/34	500	556
New Orleans LA Aviation Board Revenue	5.000%	1/1/34	2,725	2,971
New Orleans LA Aviation Board Revenue	5.000%	1/1/35	2,010	2,188
New Orleans LA Aviation Board Revenue	5.000%	1/1/43	2,250	2,465
New Orleans LA Aviation Board Revenue	5.000%	1/1/48	5,000	5,458
New Orleans LA Sewage Service Revenue	5.000%	6/1/44	3,000	3,256
New Orleans LA Water Revenue	5.000%	12/1/44	7,000	7,621
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/30	1,210	1,308
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/32	2,720	2,922
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/43 (4)	10,140	11,252
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/45 (4)	2,655	2,944
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/48 (4)	4,000	4,432
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	12,515	13,244
				176,069
Maine (0.2%)
Maine Health & Higher Educational Facilities Authority Revenue (Eastern Maine Medical Center)	5.000%	7/1/41	3,500	3,592
Maine Health & Higher Educational Facilities Authority Revenue (Eastern Maine Medical Center)	5.000%	7/1/46	7,750	7,943
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	4.000%	7/1/31	775	804
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	4.000%	7/1/32	545	561
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/33	1,100	1,239
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	4.000%	7/1/34	750	765
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/35	900	1,007
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	4.000%	7/1/37	2,105	2,132
Maine Housing Authority Mortgage Revenue	4.500%	11/15/28	1,145	1,184
				19,227
Maryland (1.1%)
Anne Arundel County MD Special Tax Revenue (Villages at 2 Rivers Project)	5.125%	7/1/36	1,030	1,039
Anne Arundel County MD Special Tax Revenue (Villages at 2 Rivers Project)	5.250%	7/1/44	2,150	2,165
Baltimore County MD GO	4.000%	3/1/48	10,000	10,353
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/31	1,000	1,136
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/32	1,000	1,135
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/33	1,000	1,128
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/35	1,000	1,109
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/36	1,000	1,107
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/39	1,000	1,104
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/42	1,000	1,098
Baltimore MD Special Obligation Revenue	7.000%	9/1/18 (Prere.)	8,000	8,136
Baltimore MD Special Obligation Revenue (Harbor Point Project)	5.000%	6/1/36	1,250	1,285
Baltimore MD Special Obligation Revenue (Harbor Point Project)	5.125%	6/1/43	3,650	3,763
Frederick County MD Educational Facilities Revenue (Mount St. Mary’s University Inc.)	5.000%	9/1/45	2,100	2,202
Frederick County MD Special Tax Revenue (Jefferson Technology Park)	7.125%	7/1/43	4,995	5,369
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/21	470	487
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/26	1,565	1,657
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/36	1,730	1,781
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/36	1,715	1,766
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/44	1,250	1,272
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/46	7,205	7,319
Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.000%	2/15/28	500	511
Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.125%	2/15/34	1,000	1,001
Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.375%	2/15/39	1,000	1,006
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/31	1,000	1,130
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/32	1,000	1,127
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/25	200	227

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/26	175	198
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/27	145	165
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/28	175	198
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/29	190	214
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/30	325	363
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/31	375	416
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/32	325	358
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/36	600	658
Maryland Health & Higher Educational Facilities Authority Revenue (LifeBridge Health Obligated
Group)	5.000%	7/1/40	2,000	2,201
Maryland Health & Higher Educational Facilities Authority Revenue (LifeBridge Health Obligated
Group)	5.000%	7/1/47	15,000	16,424
Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Institute College
of Art)	4.000%	6/1/42	2,500	2,485
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/26	4,000	4,484
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/27	7,005	7,856
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical
System)	5.000%	7/1/33	6,750	7,310
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical
System)	4.000%	7/1/48	7,000	6,915
Prince Georges County MD Revenue (Collington Episcopal Life Care Community Inc.)	5.250%	4/1/37	6,000	6,363
Prince Georges County MD Revenue (Collington Episcopal Life Care Community Inc.)	5.250%	4/1/47	6,030	6,332
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/37	1,250	1,352
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/42	2,500	2,692
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/47	2,250	2,413
Westminster MD Revenue (Lutheran Village at Miller’s Grant)	6.125%	7/1/39	750	794
Westminster MD Revenue (Lutheran Village at Miller’s Grant)	6.250%	7/1/44	2,000	2,138
				133,742
Massachusetts (1.5%)
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	120	133
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	745	825
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/29	635	682
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/31	1,830	2,040
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/33	5,000	5,532
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/34	5,000	5,499
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/35	4,065	4,458
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/36	2,750	3,008
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/37	4,000	4,369
Massachusetts Development Finance Agency Revenue (Boston University)	4.000%	10/1/34	1,000	1,036
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/41	7,000	7,454
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/47	13,170	14,196
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated
Group)	5.000%	7/1/26	950	1,037
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated
Group)	5.000%	7/1/27	1,000	1,090
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated
Group)	5.000%	7/1/28	1,050	1,149
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated
Group)	5.000%	7/1/29	1,100	1,199
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated
Group)	5.000%	7/1/30	1,150	1,249
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated
Group)	5.000%	7/1/31	1,200	1,298
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated
Group)	5.000%	7/1/34	1,175	1,252
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated
Group)	5.000%	7/1/37	1,825	1,935
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated
Group)	5.000%	7/1/42	2,295	2,419
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated
Group)	5.000%	7/1/47	1,500	1,575
Massachusetts Development Finance Agency Revenue (Lowell General Hospital)	5.000%	7/1/44	7,165	7,544
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.125%	7/1/44	5,950	6,403
Massachusetts Development Finance Agency Revenue (Milford Regional Medical Center)	5.750%	7/15/43	3,750	4,041
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	5.000%	10/1/47	2,000	2,114
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	5.000%	10/1/57	6,500	6,793
Massachusetts Development Finance Agency Revenue (Suffolk University)	6.250%	7/1/19 (Prere.)	3,195	3,355
Massachusetts Development Finance Agency Revenue (Suffolk University)	6.250%	7/1/30	1,805	1,884
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/32	3,085	3,447
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/33	2,380	2,650
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.125%	7/1/40	8,900	9,268
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.875%	1/1/21 (Prere.)	1,050	1,174

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/21 (Prere.)	2,100	2,369
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/32	1,400	1,579
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.875%	1/1/41	700	782
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/32	1,645	1,739
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/33	1,000	1,053
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	7/1/20	5,000	5,260
Massachusetts Educational Financing Authority Education Loan Revenue	4.000%	7/1/21	1,205	1,253
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	7/1/21	5,000	5,348
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	7/1/22	1,500	1,627
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	1/1/24	7,000	7,674
Massachusetts GO	5.000%	1/1/39	10,000	11,486
Massachusetts GO	4.000%	2/1/46	10,000	10,252
Massachusetts Port Authority Revenue	5.000%	7/1/40	2,000	2,203
Massachusetts Port Authority Revenue	5.000%	7/1/45	3,500	3,842
Massachusetts Port Authority Revenue	4.000%	7/1/46	22,060	22,304
Massachusetts Port Authority Revenue	5.000%	7/1/47	2,500	2,779
				193,658
Michigan (3.6%)
Chippewa Valley MI Schools GO	5.000%	5/1/28	1,500	1,721
Chippewa Valley MI Schools GO	5.000%	5/1/29	1,000	1,142
Chippewa Valley MI Schools GO	5.000%	5/1/30	1,000	1,138
Chippewa Valley MI Schools GO	5.000%	5/1/31	1,000	1,133
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.500%	7/1/24	8,050	8,073
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.250%	7/1/39	4,735	5,063
Detroit MI Water Supply System Revenue	5.000%	7/1/31	5,000	5,276
Detroit MI Water Supply System Revenue	5.250%	7/1/41	2,045	2,196
Genesee County MI GO	5.250%	2/1/40 (15)	12,330	13,531
Grand Rapids MI Economic Development Corp. Revenue (Beacon Hill Eastgate Project)	5.000%	11/1/37	600	628
Grand Rapids MI Economic Development Corp. Revenue (Beacon Hill Eastgate Project)	5.000%	11/1/47	1,385	1,437
Grand Rapids MI Economic Development Corp. Revenue (Beacon Hill Eastgate Project)	5.000%	11/1/52	1,185	1,225
Grand Traverse County MI Hospital Finance Authority Revenue	5.000%	7/1/44	1,730	1,853
Grand Traverse County MI Hospital Finance Authority Revenue	5.000%	7/1/47	3,550	3,798
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/31	4,000	4,541
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/36	5,000	5,458
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28	5,025	5,756
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/31	6,000	6,715
Jackson County MI Hospital Finance Authority Hospital Revenue (Allegiance Health)	5.250%	6/1/20 (Prere.)	10,000	10,653
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/20 (Prere.)	5,525	5,845
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/30	4,475	4,665
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	4.000%	5/15/31	3,020	3,104
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	4.000%	5/15/32	3,350	3,429
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	4.000%	5/15/33	4,750	4,848
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/40	7,500	8,218
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/43	16,110	17,284
Lincoln MI Consolidated School District GO	5.000%	5/1/40 (4)	1,250	1,388
Livonia MI Public Schools School District GO	5.000%	5/1/45 (4)	4,500	4,954
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/27	850	970
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/28	1,000	1,138
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/29	1,000	1,135
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/30	1,000	1,131
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/31	1,000	1,126
Marysville MI Public Schools District GO	5.000%	5/1/37	2,135	2,382
Michigan Building Authority Revenue	5.000%	4/15/34	11,135	12,517
Michigan Building Authority Revenue	5.000%	11/15/36 (4)	6,500	7,123
Michigan Building Authority Revenue	5.000%	4/15/38	5,000	5,585
Michigan Building Authority Revenue	5.000%	10/15/50	6,000	6,627
Michigan Finance Authority Revenue	4.500%	10/1/29	5,000	5,267
Michigan Finance Authority Revenue	5.000%	10/1/33	3,000	3,265
Michigan Finance Authority Revenue	5.000%	10/1/34	3,670	3,984
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/28	3,265	3,672
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/33	5,500	6,079
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	11/1/44	8,630	9,418
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29	2,500	2,770
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/30	2,805	3,105
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32 (4)	4,400	4,868
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	2,000	2,192
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	1,500	1,637
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	5,500	5,982
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/35	4,500	4,900
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/44	17,830	19,281
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/44	7,510	8,006

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/41	10,000	11,029
Michigan Finance Authority Revenue (Lawrence Technological University Project)	5.000%	2/1/47	4,000	4,235
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/32	2,340	2,625
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/32	4,670	5,240
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/33	4,025	4,502
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/34	2,200	2,449
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/35	2,515	2,795
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/33	2,750	3,052
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/34	3,025	3,343
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/27	3,540	4,032
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/28	2,020	2,291
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/36	2,500	2,717
Michigan Finance Authority Revenue (Trinity Health Credit Group)	4.000%	12/1/36	2,345	2,388
Michigan Finance Authority Revenue (Trinity Health Credit Group)	4.000%	12/1/40	4,750	4,818
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/42	1,875	2,115
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/45	10,000	11,077
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/47	4,000	4,317
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/35	2,115	2,271
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.125%	6/1/19 (Prere.)	4,315	4,511
Michigan Tobacco Settlement Financing Authority Revenue	5.250%	6/1/22	3,710	3,710
Michigan Tobacco Settlement Financing Authority Revenue	6.875%	6/1/42	21,330	21,429
Oakland University MI Revenue	5.000%	3/1/41	5,000	5,538
Oakland University MI Revenue	5.000%	3/1/47	9,000	9,930
Rockford MI Public Schools GO	5.000%	5/1/37	1,240	1,383
Rockford MI Public Schools GO	5.000%	5/1/38	1,025	1,141
Rockford MI Public Schools GO	5.000%	5/1/39	1,025	1,140
Rockford MI Public Schools GO	5.000%	5/1/40	1,025	1,138
Rockford MI Public Schools GO	5.000%	5/1/41	1,025	1,137
Rockford MI Public Schools GO	5.000%	5/1/44	2,250	2,490
Romeo MI Community School District GO	5.000%	5/1/37	1,825	2,036
Romeo MI Community School District GO	5.000%	5/1/41	2,000	2,218
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	6.000%	8/1/19 (Prere.)	7,000	7,345
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,512
Wayne County MI Airport Authority Revenue	5.000%	12/1/28	1,905	2,174
Wayne County MI Airport Authority Revenue	5.000%	12/1/29	1,980	2,251
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,800	2,037
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	2,455	2,767
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	2,160	2,425
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	5,000	5,495
Wayne County MI Airport Authority Revenue	5.000%	12/1/38	4,000	4,360
Wayne County MI Airport Authority Revenue	5.000%	12/1/42	2,800	3,075
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	6,125	6,687
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	2,065	2,230
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/37	2,000	2,139
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39	1,700	1,834
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/44	2,000	2,152
				449,812
Minnesota (0.5%)
Anoka MN Healthcare & Housing Facilities Revenue (Homestead at Anoka Inc.)	5.375%	11/1/34	1,135	1,188
Anoka MN Healthcare & Housing Facilities Revenue (Homestead at Anoka Inc.)	5.125%	11/1/49	4,050	4,123
Anoka MN Housing Revenue (Homestead at Anoka Inc.)	5.000%	11/1/46	1,500	1,526
Anoka MN Housing Revenue (Homestead at Anoka Inc.)	5.500%	11/1/46	2,000	2,134
Dakota County MN Community Development Agency Multifamily Housing Revenue (Highview Hills
Senior Housing Project)	7.000%	8/1/18 (Prere.)	8,000	8,101
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/28	1,000	1,152
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/29	1,000	1,147
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/30	850	970
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/31	500	567
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/32	500	563
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/31	200	226
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/32	225	253
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/33	225	252
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/34	250	278
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/35	230	256
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/36	250	277
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/37	300	333
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/41	750	828
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.750%	11/15/18 (Prere.)	8,250	8,468
Minnesota Higher Education Facilities Authority Revenue (Augsburg College)	5.000%	5/1/46	3,000	3,174
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/36	1,175	1,273
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/38	850	918

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/39	1,000	1,079
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/40	625	674
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/47	2,000	2,145
Minnesota Housing Finance Agency Residential Housing Revenue	4.000%	7/1/40	265	270
Minnesota Municipal Power Agency Revenue	5.000%	10/1/33	1,380	1,568
Minnesota Municipal Power Agency Revenue	5.000%	10/1/36	880	990
Minnesota Municipal Power Agency Revenue	5.000%	10/1/47	2,500	2,785
Rochester MN Health Care & Housing Facility Revenue (Homestead At Rochester, Inc. Project)	6.875%	12/1/48	10,000	11,244
Rochester MN Health Care & Housing Facility Revenue (Samaritan Bethany Inc. Project)	5.000%	8/1/37	1,000	1,037
Rochester MN Health Care & Housing Facility Revenue (Samaritan Bethany Inc. Project)	5.000%	8/1/48	3,910	4,000
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/33	410	427
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/34	325	337
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/35	575	596
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/36	750	776
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/37	400	414
West St. Paul MN Housing & Health Care Facilities Revenue (Walker Westwood Ridge Obligated
Group)	5.000%	11/1/37	500	519
West St. Paul MN Housing & Health Care Facilities Revenue (Walker Westwood Ridge Obligated
Group)	5.000%	11/1/49	1,500	1,542
				68,410
Mississippi (0.4%)
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/29	4,165	4,568
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/30	2,450	2,678
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/31	2,000	2,177
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	1.560%	5/1/18	11,000	11,000
Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System)	5.000%	9/1/46	17,500	18,601
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	5.375%	12/1/35	5,500	6,080
				45,104
Missouri (1.3%)
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(Southeast Health)	5.000%	3/1/36	2,690	2,872
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/33	10,000	10,652
Conley Road Transportation Development District Missouri Transportation Sales Tax Revenue	4.250%	5/1/33	4,450	4,474
Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/29	1,105	1,212
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/42	4,250	4,391
Kirkwood MO Industrial Development Authority Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/20 (Prere.)	5,000	5,603
Kirkwood MO Industrial Development Authority Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/20 (Prere.)	5,000	5,603
Lee’s Summit MO Senior Living Facilities Revenue (John Knox Village)	5.000%	8/15/32	5,000	5,242
Lee’s Summit MO Senior Living Facilities Revenue (John Knox Village)	5.000%	8/15/42	5,000	5,125
Lees Summit MO TAN	4.000%	11/1/27	1,850	1,801
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/42	3,500	4,019
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/47	4,000	4,576
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College
of Pharmacy Project)	5.000%	5/1/40	1,410	1,491
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College
of Pharmacy Project)	5.500%	5/1/43	8,500	9,116
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College
of Pharmacy Project)	5.000%	5/1/45	2,000	2,108
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/18 (Prere.)	5,200	5,303
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/33	1,300	1,323
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/48	2,475	2,634
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated
Group)	5.000%	2/1/35	1,065	1,145
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated
Group)	5.000%	2/1/46	4,000	4,253
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/45	5,000	5,468
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	4.000%	5/15/48	12,500	12,613
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	4.000%	12/1/32	9,000	9,463
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	4.000%	12/1/33	17,450	18,310
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/27	1,750	1,967
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/28	2,690	3,027
St. Louis County MO Industrial Development Authority Revenue (Ballpark Village Development
Project)	3.875%	11/15/29	1,500	1,509
St. Louis County MO Industrial Development Authority Revenue (Ballpark Village Development
Project)	4.375%	11/15/35	5,500	5,584
St. Louis County MO Industrial Development Authority Revenue (Ranken-Jordan Pediatric Specialty
Hospital)	4.000%	11/15/36	1,400	1,242

High-Yield Tax-Exempt Fund

Face	Market
Maturity	Amount	Value•
Coupon	Date	($000)	($000)
St. Louis County MO Industrial Development Authority Revenue (Ranken-Jordan Pediatric Specialty
Hospital)	5.000%	11/15/41	1,000	1,024
St. Louis County MO Industrial Development Authority Revenue (Ranken-Jordan Pediatric Specialty
Hospital)	5.000%	11/15/46	1,750	1,785
St. Louis County MO Industrial Development Authority Revenue (St. Louis Innovation District
Project)	4.375%	5/15/36	3,000	2,947
St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue (Friendship
Village Obligated Group)	5.000%	9/1/48	3,000	3,220
St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue
(St. Andrew’s Resources for Seniors Obligated Group)	5.000%	12/1/35	2,000	2,092
St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue
(St. Andrew’s Resources for Seniors Obligated Group)	5.125%	12/1/45	4,250	4,441
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/31 (4)	1,450	1,652
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/32 (4)	1,570	1,778
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/33 (4)	1,000	1,128
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/35 (4)	1,000	1,121
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/36 (4)	1,000	1,118
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/37 (4)	1,000	1,117
165,549
Multiple States (0.4%)
[3,6] Eaton Vance Municipal Income Trust	3.250%	9/1/19	10,000	10,011
3	Nuveen Quality Municipal Income Fund VRDP VRDO	1.900%	5/7/18 LOC	40,800	40,800
50,811
Nebraska (0.4%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/32	2,500	2,722
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/36	2,500	2,900
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/37	3,000	3,494
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/42	14,420	15,699
Douglas County NE Hospital Authority No. 2 Health Facilities Revenue (Children’s Hospital
Obligated Group)	5.000%	11/15/47	4,000	4,416
Municipal Energy Agency of Nebraska Power Supply System Revenue	4.000%	4/1/32	2,010	2,080
Municipal Energy Agency of Nebraska Power Supply System Revenue	4.000%	4/1/33	1,785	1,836
Nebraska Public Power District Revenue	5.000%	1/1/35	3,200	3,444
Omaha NE Public Power District Electric Revenue	5.000%	2/1/41	3,680	4,070
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/37	6,500	6,801
47,462
Nevada (0.1%)
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/33	9,500	10,146
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/28	2,000	2,292
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/29	2,000	2,277
Sparks NV Local Improvement District Revenue	6.500%	9/1/18 (Prere.)	825	838
Sparks NV Local Improvement District Revenue	6.750%	9/1/18 (Prere.)	2,640	2,682
18,235
New Hampshire (0.3%)
New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/38	4,000	4,310
New Hampshire Health & Education Facilities Authority Revenue (Hillside Village Entrance Fee)	3.500%	7/1/22	2,200	2,205
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/28	885	978
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/29	900	992
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/34	1,375	1,467
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	3,750	4,047
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	4,450	4,723
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/47	7,870	8,471
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	7.000%	1/1/21 (Prere.)	7,000	7,870
35,063
New Jersey (7.4%)
Atlantic City NJ GO	4.000%	11/1/24 (4)	4,805	5,000
Atlantic City NJ GO	4.000%	11/1/25 (4)	2,405	2,484
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	5,439
Camden County NJ Improvement Authority Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/25	1,195	1,334
Camden County NJ Improvement Authority Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/26	1,630	1,813

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Camden County NJ Improvement Authority Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/27	1,610	1,783
[3,6] Eaton Vance New Jersey Municipal Income Trust	3.250%	9/1/19	7,500	7,508
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/27 (4)	1,225	1,414
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/28 (4)	2,080	2,388
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/29 (4)	500	572
Gloucester County NJ Pollution Control Financing Authority Revenue (Logan Project)	5.000%	12/1/24	12,875	13,837
New Jersey Building Authority Revenue	5.000%	6/15/19	12,455	12,837
New Jersey Casino Reinvestment Development Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	1,450	1,467
New Jersey COP	5.250%	6/15/19 (Prere.)	5,000	5,184
New Jersey Economic Development Authority Revenue	5.000%	6/15/23	10,000	10,794
New Jersey Economic Development Authority Revenue	5.000%	6/15/30	2,940	3,188
New Jersey Economic Development Authority Revenue	5.500%	6/15/30	3,000	3,402
New Jersey Economic Development Authority Revenue	5.000%	6/15/31	5,000	5,407
New Jersey Economic Development Authority Revenue	5.500%	6/15/31	6,700	7,567
New Jersey Economic Development Authority Revenue	5.000%	6/15/32	4,000	4,312
New Jersey Economic Development Authority Revenue	5.250%	6/15/40	2,500	2,666
New Jersey Economic Development Authority Revenue	5.000%	6/15/42	3,000	3,182
New Jersey Economic Development Authority Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/36	3,800	3,891
New Jersey Economic Development Authority Revenue (Goethals Bridge Replacement Project)	5.375%	1/1/43	3,250	3,541
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.000%	7/1/33	2,000	2,152
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	18,055	20,196
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student Housing Project)	5.750%	6/1/20 (Prere.)	4,000	4,306
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/19 (Prere.)	10,200	10,641
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	3/1/21 (Prere.)	2,055	2,242
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/21	6,745	7,103
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/21	755	805
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250% )	12/15/21 (14	4,500	4,867
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22	8,325	8,870
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22	4,750	5,061
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/22	7,150	7,521
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/23	6,545	6,920
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.750%	9/1/23	700	749
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	6,300	7,147
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/27	1,650	1,748
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/27	2,385	2,505
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/32	3,000	3,147
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/40	19,485	20,360
New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	5.000%	7/1/35	1,150	1,192
New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	4.500%	7/1/41	2,750	2,680
New Jersey Economic Development Authority Special Facility Revenue (Continental Airlines Inc.
Project)	5.125%	9/15/23	12,730	13,742
New Jersey Economic Development Authority Special Facility Revenue (Continental Airlines Inc.
Project)	5.250%	9/15/29	9,750	10,578
New Jersey Economic Development Authority Special Facility Revenue (Port Newark Container)	5.000%	10/1/37	10,000	10,753
New Jersey Economic Development Authority Special Facility Revenue (Port Newark Container)	5.000%	10/1/47	10,000	10,665
New Jersey Educational Facilities Authority Revenue (College of St. Elizabeth)	5.000%	7/1/46	4,000	4,000
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/32	3,000	3,275
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/33	3,000	3,264
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	6,500	6,879
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18 (Prere.)	4,100	4,116
New Jersey Health Care Facilities Financing Authority Lease Revenue (Marlboro Psychiatric
Hospital Project)	5.000%	9/15/29	5,000	5,289
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical
Center)	5.000%	7/1/26	5,000	5,829
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical
Center)	5.000%	7/1/27	6,715	7,925
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical
Center)	5.000%	7/1/32	2,355	2,724
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical
Center)	5.000%	7/1/33	3,315	3,820
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical
Center)	5.000%	7/1/35	2,925	3,343
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical
Center)	5.000%	7/1/38	7,720	8,776
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical
Center)	5.000%	7/1/39	3,000	3,405
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical
Center)	5.000%	7/1/57	2,000	2,207

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical
Center)	5.250%	7/1/57	2,250	2,541
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	4.000%	7/1/48	13,540	12,791
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	4.125%	7/1/38 (4)	8,000	8,192
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33	6,700	6,993
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/20	10,205	10,836
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/20	5,000	5,309
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/21	2,835	3,053
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/21	5,000	5,385
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/22	2,500	2,721
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/22	1,900	2,068
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/23	4,150	4,560
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/24	3,750	4,148
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/25	3,380	3,767
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,600	2,911
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.250%	12/1/28	4,500	4,429
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.750%	12/1/28	1,355	1,452
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.250%	12/1/29	5,000	4,915
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.500%	12/1/29	8,000	8,010
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.250%	12/1/30	5,500	5,350
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.500%	12/1/31	9,500	9,419
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/27	7,575	8,366
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	7,500	8,278
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30	3,775	4,125
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/19	1,950	2,010
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/22	1,500	1,604
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/23	2,740	2,930
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33	5,000	5,301
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/36	5,000	5,234
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/38	13,000	13,591
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.500%	6/15/39	5,300	5,662
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/44	19,665	20,492
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/18	1,360	1,384
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/19	9,000	9,388
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	1,205	1,262
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	5,240	5,487
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/20	2,570	2,689
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20 (4)	6,000	6,395
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (12)	5,855	6,406
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (14)	5,250	5,723
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	2,140	2,323
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22 (2)	6,565	7,221
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	2,105	2,307
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22 (4)	8,175	9,110
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/23 (14)	10,050	11,419
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23	2,500	2,745
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25 (2)	30,000	21,873
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27	7,000	4,614
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.625%	12/15/28	20,000	20,395
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31	24,940	26,416
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32	10,000	10,612
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/32	7,000	7,529
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/36	22,000	22,876
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/38	5,000	1,835
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/38	5,000	1,835
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/38 (12)	8,000	8,176
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/41	3,000	3,130
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	8,295	9,235
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	6,785	7,554
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	15,000	16,700
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	3,140	3,489
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	1,550	1,824
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	2,500	2,924
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	10,000	11,549
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	5,400	6,270
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	10,000	11,483
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	10,000	11,442
New Jersey Turnpike Authority Revenue	4.000%	1/1/35	15,500	16,195
New Jersey Turnpike Authority Revenue	5.000%	1/1/37	4,500	5,140
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	1,860	2,015
Salem County NJ Pollution Control Financing Authority Revenue (Chambers Project)	5.000%	12/1/23	32,895	35,238

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Jersey NJ Port Corp. Revenue	5.000%	1/1/34	1,150	1,240
South Jersey NJ Port Corp. Revenue	5.000%	1/1/35	1,250	1,345
South Jersey NJ Port Corp. Revenue	5.000%	1/1/37	1,370	1,472
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/46	16,500	17,815
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/46	18,000	18,886
Tobacco Settlement Financing Corp. New Jersey Revenue	5.250%	6/1/46	15,000	16,659
				929,880
New Mexico (0.1%)
New Mexico Finance Authority Revenue	4.000%	6/1/30	2,950	3,178
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Gerald Champion
Regional Medical Center)	5.500%	7/1/42	5,000	5,322
				8,500
New York (9.4%)
3 Battery Park City Authority New York Revenue TOB VRDO	1.610%	5/1/18 LOC	270	270
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.375%	1/15/20 (Prere.)	5,000	5,374
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/28	3,750	4,265
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/42	5,900	6,429
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/33	475	526
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/35	850	937
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/36	670	738
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/39	1,500	1,613
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/21 (Prere.)	15,725	17,310
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/47	9,675	10,461
3 Jefferson County NY Industrial Development Agency Solid Waste Disposal Revenue	4.750%	1/1/20	1,165	1,148
3 Jefferson County NY Industrial Development Agency Solid Waste Disposal Revenue	5.250%	1/1/24	3,780	3,579
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29	1,000	1,128
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29	4,500	5,188
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/30	1,500	1,723
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/31	1,000	1,120
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/31	5,000	5,720
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/32	1,000	1,118
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/33	1,600	1,786
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/34	1,500	1,672
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/36	1,000	1,111
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/44	12,040	13,215
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/31	1,000	1,125
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/46	3,000	3,268
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/30	1,500	1,651
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/28	4,035	4,453
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/31	4,425	4,833
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/41	5,905	6,331
New York City NY GO	5.000%	8/1/32	8,000	8,633
New York City NY GO	5.000%	8/1/36	15,000	16,592
New York City NY GO	4.000%	3/1/42	10,000	10,245
New York City NY GO	5.000%	3/1/44	10,000	11,372
New York City NY GO VRDO	1.550%	5/1/18	13,125	13,125
New York City NY GO VRDO	1.610%	5/1/18	6,400	6,400
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	3.500%	2/15/48	1,000	991
New York City NY Industrial Development Agency Airport Facilities Revenue (TRIPS Obligated
Group)	5.000%	7/1/28	4,000	4,270
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,103
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	10,820
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45	8,000	8,662
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/46	4,775	4,880
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46	16,235	18,027
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.550%	5/1/18	6,300	6,300
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.610%	5/1/18	6,400	6,400
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/37	20,000	21,899
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40	12,000	12,914
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/41	8,000	8,903
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	2,765	3,111
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/36	15,000	16,597
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/37	2,825	2,920
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/37	11,250	12,678
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/38	25,000	25,760
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/38	7,865	8,758
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/42	8,250	8,460
New York Convention Center Development Corp. Revenue	0.000%	11/15/40	3,500	1,390
New York Convention Center Development Corp. Revenue	5.000%	11/15/40	7,465	8,316
New York Convention Center Development Corp. Revenue	0.000%	11/15/43	2,500	869

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
3 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	20,000	20,828
New York Counties Tobacco Trust Revenue	5.000%	6/1/45	3,750	3,980
New York Counties Tobacco Trust Revenue	5.000%	6/1/51	10,875	11,292
New York Liberty Development Corp. Revenue	5.000%	11/15/31	2,000	2,172
New York Liberty Development Corp. Revenue	5.125%	1/15/44	5,000	5,226
New York Liberty Development Corp. Revenue	5.000%	11/15/44	5,080	5,463
New York Liberty Development Corp. Revenue	6.375%	7/15/49	10,870	11,498
New York Liberty Development Corp. Revenue	5.750%	11/15/51	11,000	12,195
New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	4,910	5,994
New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.500%	10/1/37	5,005	6,325
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/18 (Prere.)	3,515	3,519
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20 (Prere.)	13,000	14,073
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21 (Prere.)	9,000	9,911
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21 (Prere.)	1,875	2,081
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21 (Prere.)	6,625	7,352
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23 (Prere.)	2,000	2,267
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23 (Prere.)	2,000	2,267
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/23 (Prere.)	2,250	2,602
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/23 (Prere.)	2,500	2,891
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/36	9,225	10,417
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/37	6,875	7,733
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	8,575	9,363
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/40	3,000	3,310
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56	7,000	7,841
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56	5,500	6,196
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.000%	11/15/19 (Prere.)	3,250	3,407
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	4,760	5,008
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/47	7,000	7,917
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51	10,000	10,607
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/56	15,900	17,091
New York NY GO VRDO	1.560%	5/1/18	21,700	21,700
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/41	3,750	4,194
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/34	18,370	20,224
New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/39	6,000	6,228
New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/43	6,500	6,705
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/24	1,800	1,982
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/29	2,400	2,643
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/31	1,600	1,749
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/32	4,000	4,353
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/33	700	759
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/34	1,000	1,078
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/36	1,700	1,824
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/37	400	429
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/21	910	968
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31	4,285	4,873
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/32	8,910	10,169
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/36	6,920	7,206
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/37	8,500	8,845
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	9,000	10,178
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	3,000	3,337
New York State Dormitory Authority Revenue (St. John’s University)	5.000%	7/1/33	3,000	3,355
New York State Dormitory Authority Revenue (St. John’s University)	5.000%	7/1/34	1,000	1,113
New York State Dormitory Authority Revenue (The New School)	5.500%	7/1/20 (Prere.)	5,000	5,366
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/28	1,000	1,147
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/29	1,000	1,142
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/30	1,500	1,705
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/31	2,600	2,941
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/32	2,500	2,812
New York State Dormitory Authority Revenue (Yeshiva University)	4.250%	9/1/24	870	886
New York State Liberty Development Corp. Liberty Revenue (3 World Trade Center Project)	5.150%	11/15/34	5,000	5,440
New York State Liberty Development Corp. Liberty Revenue (3 World Trade Center Project)	5.375%	11/15/40	800	871
New York State Liberty Development Corp. Liberty Revenue (3 World Trade Center Project)	5.000%	11/15/44	12,000	12,606
New York State Thruway Authority Revenue	5.000%	1/1/37	15,055	16,266
New York State Thruway Authority Revenue	5.000%	1/1/41	8,500	9,422
New York State Thruway Authority Revenue	5.000%	1/1/51	6,800	7,514
New York State Thruway Authority Revenue	5.250%	1/1/56	5,000	5,608
New York Transportation Development Corp. Special Facility Revenue (JFK International Airport
Project)	5.000%	8/1/26	17,500	18,469
New York Transportation Development Corp. Special Facility Revenue (JFK International Airport
Project)	5.000%	8/1/31	38,270	40,123
5 New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	5.000%	1/1/32	13,500	15,018

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
5 New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	5.000%	1/1/33	8,000	8,879
5 New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	5.000%	1/1/34	5,500	6,100
New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	4.000%	7/1/35 (4)	5,000	5,098
5 New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	4.000%	1/1/36	5,000	4,962
5 New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	5.000%	1/1/36	5,000	5,511
New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	4.000%	7/1/36 (4)	5,500	5,596
3 New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport) TOB
VRDO	2.050%	5/7/18 (4)	10,000	10,000
Niagara NY Frontier Transportation Authority Airport Revenue (Buffalo Niagara International Airport)	5.000%	4/1/25	2,000	2,242
Niagara NY Frontier Transportation Authority Airport Revenue (Buffalo Niagara International Airport)	5.000%	4/1/26	3,750	4,177
Port Authority of New York & New Jersey Revenue	5.000%	9/15/25	3,835	4,089
Port Authority of New York & New Jersey Revenue	5.000%	9/1/27	1,695	1,903
Port Authority of New York & New Jersey Revenue	5.000%	10/15/28	5,625	6,399
Port Authority of New York & New Jersey Revenue	4.000%	3/15/30	30,000	31,860
Port Authority of New York & New Jersey Revenue	5.000%	10/15/32	9,900	10,625
Port Authority of New York & New Jersey Revenue	5.000%	12/1/33	5,000	5,494
Port Authority of New York & New Jersey Revenue	5.000%	10/15/36	2,665	2,925
Port Authority of New York & New Jersey Revenue	5.000%	10/15/37	4,665	5,111
Port Authority of New York & New Jersey Revenue	5.000%	10/15/41	2,755	3,099
Port Authority of New York & New Jersey Revenue	5.000%	11/15/42	5,000	5,582
Port Authority of New York & New Jersey Revenue	5.000%	10/15/44	10,000	10,896
Port Authority of New York & New Jersey Revenue	5.000%	11/15/46	9,530	10,757
Port Authority of New York & New Jersey Revenue	5.000%	11/15/47	5,000	5,561
Port Authority of New York & New Jersey Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	4,000	4,325
Port Authority of New York & New Jersey Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	13,000	14,215
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/30	2,315	2,548
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/31	2,000	2,192
Syracuse NY Industrial Development Agency Revenue (Carousel Center Project)	5.000%	1/1/30	2,750	2,988
Syracuse NY Industrial Development Agency Revenue (Carousel Center Project)	5.000%	1/1/31	1,000	1,083
Syracuse NY Industrial Development Agency Revenue (Carousel Center Project)	5.000%	1/1/32	2,370	2,551
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/26	2,500	2,872
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/27	2,030	2,347
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/36	7,050	7,694
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/41	10,000	10,747
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/45	14,750	14,824
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/28	4,095	4,544
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/29	2,000	2,214
Triborough Bridge & Tunnel Authority New York Revenue	5.000%		10,000	11,191
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	11/15/46 8/1/32	1,000	1,117
Westchester County NY Health Care Corp. Revenue	6.125%	11/1/20 (Prere.)	2,665	2,931
Westchester County NY Health Care Corp. Revenue	6.125%	11/1/37	335	363
Westchester County NY Industrial Development Agency Facilities Revenue (Million Air Two LLC
Obligated Group)	7.000%	6/1/46	4,000	4,014
Westchester County NY Local Development Corp. Revenue (Pace University)	5.000%	5/1/34	2,050	2,205
Westchester County NY Local Development Corp. Revenue (Pace University)	5.500%	5/1/42	9,000	9,839
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46	27,500	28,993
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/41	4,000	4,321
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/45	12,000	12,112
				1,179,657
North Carolina (0.7%)
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/42	5,000	5,572
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/47	6,000	6,600
North Carolina Medical Care Commission Health Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/25	2,000	2,194
North Carolina Medical Care Commission Health Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/30	2,000	2,128
North Carolina Medical Care Commission Health Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/35	2,250	2,363
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/30	4,000	4,523
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/32	5,000	5,596
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	2,000	2,156
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/40	10,000	10,999
North Carolina Medical Care Commission Health System Revenue (Mission Health System Inc.)	5.000%	10/1/34	1,500	1,534
North Carolina Medical Care Commission Health System Revenue (Mission Health System Inc.)	5.000%	10/1/35	1,620	1,658
North Carolina Medical Care Commission Health System Revenue (Mission Health System Inc.)	5.000%	10/1/36	1,655	1,694
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue (Aldersgate)	6.250%	7/1/35	5,810	6,494
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue (Salemtowne
Project)	5.000%	10/1/20	2,380	2,474
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue (Salemtowne
Project)	5.000%	10/1/26	5,000	5,405

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue (Salemtowne
Project)	5.000%	10/1/30	3,000	3,190
North Carolina Medical Care Commission Retirement Facilities Revenue (Aldersgate United
Methodist Retirement Community, Inc.)	5.000%	7/1/47	1,150	1,222
North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/31	1,750	1,891
North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/37	4,800	5,119
North Carolina Medical Care Commission Retirement Facilities Revenue (United Church Homes
& Services Obligated Group)	5.000%	9/1/41	2,115	2,204
North Carolina Medical Care Commission Retirement Facilities Revenue (United Church Homes
& Services Obligated Group)	5.000%	9/1/46	3,160	3,282
North Carolina Turnpike Authority Revenue	5.000%	1/1/30	3,300	3,760
North Carolina Turnpike Authority Revenue (Monroe Expressway Toll)	5.000%	7/1/47	3,610	3,919
North Carolina Turnpike Authority Revenue (Monroe Expressway Toll)	5.000%	7/1/51	4,800	5,208
				91,185
North Dakota (0.1%)
Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/34	4,705	5,121
Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/38	6,000	6,463
Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/43	5,000	5,351
				16,935
Ohio (2.3%)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/20 (Prere.)	10,000	10,724
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	4.000%	2/15/33	2,530	2,593
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/41	5,000	5,507
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/41	3,065	3,387
Bowling Green State University Ohio Student Housing Revenue (CFP I LLC - State University
Project)	5.750%	6/1/20 (Prere.)	5,000	5,377
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.250%	6/1/37	5,000	5,106
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.500%	6/1/47	10,545	10,693
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	6.375%	4/1/36	3,750	4,153
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.625%	4/1/41	5,000	5,392
Butler County OH Hospital Facilities Revenue (UC Health)	5.250%	11/1/20 (Prere.)	3,380	3,641
Butler County OH Hospital Facilities Revenue (UC Health)	5.000%	11/15/45	8,810	9,635
Butler County OH Port Authority Revenue (StoryPoint Fairfield Project)	6.250%	1/15/34	1,100	1,142
Butler County OH Port Authority Revenue (StoryPoint Fairfield Project)	6.500%	1/15/52	3,975	4,132
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.250%	11/1/37	1,750	1,858
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.250%	11/1/47	3,195	3,346
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.250%	11/1/50	2,500	2,608
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/37	5,700	6,264
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/47	7,200	7,858
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/31	5,630	6,144
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/37	4,455	4,718
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/42	5,000	5,254
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.250%	2/15/47	10,250	10,848
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.500%	2/15/52	10,000	10,877
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/57	10,050	10,381
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.500%	2/15/57	6,000	6,499
Dayton-Montgomery County OH Port Authority Revenue (StoryPoint Troy Project)	7.125%	1/15/50	10,000	10,428
Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/47	2,385	2,680
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/36	1,500	1,602
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/37	1,000	1,070
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/46	2,100	2,226
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/47	1,500	1,593
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/51	6,100	6,445
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/52	1,130	1,196
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/42	15,000	16,470
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/47	11,520	12,602
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/44	450	481
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/38	7,280	7,942
Lake County OH Port & Economic Development Lease Revenue (Tapestry Wickliffe LLC)	6.750%	12/1/52	4,500	4,760
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/21 (Prere.)	2,670	2,948
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.000%	11/15/21 (Prere.)	3,000	3,388
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/27	4,830	5,303
Ohio Air Quality Development Authority Revenue (Pratt Paper OH Inc.)	3.750%	1/15/28	3,000	2,973
Ohio Air Quality Development Authority Revenue (Pratt Paper OH Inc.)	4.250%	1/15/38	19,670	19,513
Ohio Air Quality Development Authority Revenue (Pratt Paper OH Inc.)	4.500%	1/15/48	5,000	5,055
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated
Group) VRDO	1.610%	5/1/18	8,650	8,650
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	4.000%	7/1/47	2,000	2,024
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41	3,590	3,885
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41	2,235	2,345

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Private Activity Revenue (Portsmouth Gateway Group LLC)	5.000% 12/31/39		3,540	3,900
Ohio Private Activity Revenue (Portsmouth Gateway Group LLC)	5.000%	6/30/53	4,000	4,358
Penta Career Center Ohio COP	5.250%	4/1/26	3,505	3,839
Penta Career Center Ohio COP	5.250%	4/1/27	3,490	3,814
				289,627
Oklahoma (0.9%)
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28	1,000	1,132
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/30	1,900	2,136
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/31	1,000	1,121
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/37	7,390	8,087
Oklahoma Development Finance Authority Health System Revenue (OU Medicine Project)	5.500%	8/15/57	23,000	25,516
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.250%	8/15/43	8,500	9,358
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.250%	8/15/48	10,000	10,948
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.500%	8/15/52	17,000	18,980
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/30	965	1,106
Oklahoma Municipal Power Authority Power Supply System Revenue	4.000%	1/1/35	580	601
Oklahoma Municipal Power Authority Power Supply System Revenue	4.000%	1/1/36	295	305
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/38	3,500	3,906
Oklahoma Turnpike Authority Revenue	4.000%	1/1/34	4,000	4,196
Oklahoma Turnpike Authority Revenue	4.000%	1/1/42	4,500	4,602
Oklahoma Turnpike Authority Revenue	5.000%	1/1/42	9,500	10,661
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/28	540	599
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/29	400	442
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/31	1,870	2,052
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/32	700	766
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.250%	11/15/37	1,000	1,102
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.250%	11/15/45	2,250	2,466
				110,082
Oregon (0.5%)
Clackamas County OR Hospital Facilities Authority Revenue (Willamette View Inc.)	5.000%	11/15/32	700	762
Clackamas County OR Hospital Facilities Authority Revenue (Willamette View Inc.)	5.000%	11/15/37	500	538
Clackamas County OR Hospital Facilities Authority Revenue (Willamette View Inc.)	5.000%	11/15/47	1,000	1,072
Clackamas County OR Hospital Facilities Authority Revenue (Willamette View Inc.)	5.000%	11/15/52	1,500	1,602
Clackamas County OR School District No. 12 North Clackamas GO	5.000%	6/15/30	2,120	2,499
Clackamas County OR School District No. 12 North Clackamas GO	5.000%	6/15/32	3,635	4,246
Oregon Facilities Authority Revenue (Samaritan Health Services Project)	5.000%	10/1/32	1,800	2,005
2 Oregon Health & Science University Revenue	5.750%	7/1/19 (Prere.)	6,750	7,050
Oregon Housing & Community Service Department Single Family Mortgage Revenue	4.000%	7/1/44	1,715	1,772
Oregon State Business Development Division Revenue (RED Rock Biofuels LLC)	6.500%	4/1/31	3,000	3,080
Oregon State Business Development Division Revenue (RED Rock Biofuels LLC)	6.500%	4/1/31	5,000	5,134
Port of Portland OR International Airport Revenue	5.000%	7/1/34	3,160	3,465
Port of Portland OR International Airport Revenue	5.000%	7/1/37	2,870	3,205
Port of Portland OR International Airport Revenue	5.000%	7/1/42	5,000	5,548
Port of Portland OR International Airport Revenue	5.000%	7/1/47	5,000	5,528
Salem OR Hospital Facilities Authority Revenue (Salem Health Project)	5.000%	5/15/46	8,000	8,758
Yamhill County OR Hospital Authority Revenue (Friendsview Manor)	5.000%	11/15/46	2,250	2,385
				58,649
Pennsylvania (7.2%)
Allegheny County PA GO	5.000%	11/1/19 (Prere.)	3,265	3,413
Allegheny County PA Higher Education Building Authority University Revenue (Chatham University)	5.000%	9/1/30	500	525
Allegheny County PA Higher Education Building Authority University Revenue (Chatham University)	5.000%	9/1/35	2,175	2,260
Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University) 5.000%		3/1/27	1,655	1,879
Allegheny County PA Higher Education Building Authority University Revenue (Robert Morris
University)	5.000%	10/15/47	1,625	1,743
Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/31 (4)	1,000	1,050
Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/32 (4)	1,385	1,447
Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/33 (4)	2,000	2,083
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/30	2,650	2,792
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/32	4,750	5,128
5 Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/33	1,250	1,338
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/42	14,500	15,009
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/42	12,850	13,604
5 Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/42	3,500	3,721
Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at
Wyomissing)	5.000%	5/15/32	445	487
Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at
Wyomissing)	5.000%	5/15/42	500	539
Blythe Township PA Solid Waste Authority Revenue	7.750%	12/1/37	3,000	3,138
Bucks County PA Industrial Development Authority Revenue (New Hope Manor Project)	4.000%	3/1/25	1,170	1,235
Bucks County PA Industrial Development Authority Revenue (New Hope Manor Project)	5.000%	3/1/33	1,865	2,086

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Bucks County PA Industrial Development Authority Revenue (New Hope Manor Project)	4.000%	3/1/41	2,630	2,669
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/42	4,000	4,445
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/47	12,290	13,607
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/34	8,250	9,167
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/35	6,000	6,651
Commonwealth Financing Authority Pennsylvania Revenue	4.000%	6/1/39 (4)	4,625	4,640
Cumberland County PA Municipal Authority Revenue (Asbury Pennsylvania CCRC Obligated Group) 5.250%		1/1/41	4,000	4,105
Doylestown PA Hospital Authority Revenue	5.000%	7/1/41	3,500	3,662
East Hempfield Township PA Industrial Development Authority Revenue (Millersville University
Student Housing Project)	5.000%	7/1/35	1,060	1,124
East Hempfield Township PA Industrial Development Authority Revenue (Millersville University
Student Housing Project)	5.000%	7/1/39	1,625	1,708
East Hempfield Township PA Industrial Development Authority Revenue (Millersville University
Student Housing Project)	5.000%	7/1/46	3,175	3,327
Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	4.000%	11/1/40	3,975	3,975
Lancaster County PA Hospital Authority Health System Revenue (University of Pennsylvania Health
System)	5.000%	8/15/46	7,000	7,770
Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.125%	7/1/37	1,500	1,625
Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.250%	7/1/41	1,500	1,627
Lehigh County PA Authority Water & Sewer Revenue	5.000%	12/1/43	4,285	4,656
Lehigh County PA General Purpose Authority Revenue (Bible Fellowship Church Homes Inc.
Project)	5.125%	7/1/32	2,710	2,744
Lehigh County PA General Purpose Authority Revenue (Bible Fellowship Church Homes Inc.
Project)	5.250%	7/1/42	4,150	4,194
Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/33	2,940	2,981
Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/35	10,050	10,112
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/30	4,000	4,400
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,530	3,858
Montgomery County PA Higher Education & Health Authority Revenue (Ursinus College)	5.000%	11/1/38	5,060	5,425
Montgomery County PA Higher Education & Health Authority Revenue (Ursinus College)	5.250%	11/1/42	3,640	3,954
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein
Healthcare Network)	5.250%	1/15/36	11,250	12,035
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein
Healthcare Network)	5.250%	1/15/45	10,000	10,542
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein
Healthcare Network)	5.250%	1/15/46	1,700	1,791
Montgomery County PA Industrial Development Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/46	1,750	1,874
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/21 (Prere.)	2,670	3,105
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/21 (Prere.)	2,500	2,907
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	5.000%	12/1/32	2,750	3,061
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	5.000%	12/1/37	2,800	3,082
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	5.000%	12/1/47	2,000	2,185
Montgomery County PA Industrial Development Authority Revenue (Whitemarsh Continuing Care
Retirement Community Inc.)	5.250%	1/1/40	5,000	5,039
Montgomery County PA Industrial Development Authority Revenue (Whitemarsh Continuing Care
Retirement Community Inc.)	5.375%	1/1/50	10,120	10,212
Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated
Group)	6.000%	7/1/45	1,600	1,683
Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated
Group)	6.125%	7/1/50	15,000	15,847
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/18 (Prere.)	6,500	6,568
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/18 (Prere.)	5,000	5,053
Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/37	765	821
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue (National
Gypsum Co.)	5.500%	11/1/44	5,000	5,256
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Colver
Project)	4.625%	12/1/18 (2)	3,125	3,150
Pennsylvania Economic Development Financing Authority Revenue (PA Bridges Financing Corp.)	5.000%	12/31/38	4,000	4,308
Pennsylvania Economic Development Financing Authority Revenue (Rapid Bridge Replacement
Project)	5.000%	6/30/22	5,000	5,439
Pennsylvania Economic Development Financing Authority Revenue (Rapid Bridge Replacement
Project)	5.000%	12/31/25	225	253
Pennsylvania Economic Development Financing Authority Revenue (Rapid Bridge Replacement
Project)	5.000%	12/31/29	10,000	11,071
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	11/15/36	8,865	9,027
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	11/15/37	10,000	10,175

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.600%	5/1/18	20,000	20,000
Pennsylvania GO	5.000%	8/1/32	8,235	9,158
Pennsylvania GO	5.000%	8/1/33	6,440	7,145
Pennsylvania Higher Educational Facilities Authority Revenue (Foundation for Indiana University of
Pennsylvania Student Housing)	5.000%	7/1/22 (Prere.)	2,275	2,514
3 Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System) TOB VRDO 1.810%		5/7/18	7,560	7,560
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/50	15,120	16,695
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	720	744
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	3,270	3,379
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	6,865	7,094
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	4,000	4,437
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/23 (Prere.)	4,110	4,772
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	30,000	33,886
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	10,000	11,214
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	10,000	11,166
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,200	10,152
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	5,000	5,518
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	4,000	4,467
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/36	5,000	5,072
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/37	6,245	6,807
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39	12,000	13,028
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/39	8,000	6,585
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	13,000	14,448
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	11,225	12,369
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	6,400	7,035
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	16,415	17,735
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/41	17,000	18,344
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/41	5,000	5,509
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	9,500	10,545
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45	3,500	3,912
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	10,530	11,312
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/47	10,000	11,049
Philadelphia PA Airport Revenue	5.000%	7/1/33	2,500	2,823
Philadelphia PA Airport Revenue	5.000%	7/1/34	5,680	6,376
Philadelphia PA Airport Revenue	5.000%	7/1/35	7,640	8,557
Philadelphia PA Airport Revenue	5.000%	7/1/37	4,000	4,467
Philadelphia PA Airport Revenue	5.000%	7/1/42	7,350	8,141
Philadelphia PA Airport Revenue	5.000%	7/1/47	5,000	5,513
Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/27	5,000	5,652
Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/42	6,600	7,283
Philadelphia PA Authority for Industrial Development Revenue (University of Sciences)	5.000%	11/1/47	12,000	13,137
Philadelphia PA Gas Works Revenue	5.000%	8/1/26	3,545	4,031
Philadelphia PA Gas Works Revenue	5.000%	8/1/27	2,000	2,268
Philadelphia PA Gas Works Revenue	5.000%	8/1/28	2,000	2,263
Philadelphia PA Gas Works Revenue	5.000%	10/1/30	4,200	4,774
Philadelphia PA Gas Works Revenue	5.000%	10/1/32	3,335	3,764
Philadelphia PA Gas Works Revenue	5.000%	8/1/33	1,000	1,117
Philadelphia PA Gas Works Revenue	5.000%	8/1/34	1,000	1,111
Philadelphia PA Gas Works Revenue	4.000%	10/1/35	1,845	1,865
Philadelphia PA Gas Works Revenue	4.000%	10/1/36	1,750	1,765
Philadelphia PA Gas Works Revenue	5.000%	8/1/42	6,300	6,962
Philadelphia PA Gas Works Revenue	5.000%	8/1/47	9,255	10,189
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/30	2,950	3,238
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/31	1,750	1,913
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/32	1,500	1,628
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/33	1,000	1,083
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/34	1,000	1,075
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.625%	7/1/36	5,850	6,356
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.625%	7/1/42	7,930	8,571
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	10
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	10
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	190	193
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	15	15

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	12,765	12,943
Philadelphia PA School District GO	5.000%	9/1/29	1,100	1,265
Philadelphia PA School District GO	5.000%	9/1/30	1,445	1,656
Philadelphia PA School District GO	5.000%	9/1/31	1,515	1,727
Philadelphia PA School District GO	5.000%	9/1/32	1,500	1,701
Philadelphia PA School District GO	5.000%	9/1/34	1,450	1,629
Philadelphia PA School District GO	5.000%	9/1/36	1,200	1,342
Philadelphia PA School District GO	5.000%	9/1/38	1,250	1,392
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/40	3,510	3,853
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/42	7,850	8,794
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/47	25,035	27,939
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/52	2,500	2,769
Philadelphia PA Water & Waste Water Revenue	5.250%	10/1/52	7,000	7,975
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/45	7,000	7,658
Pittsburgh PA GO	5.000%	9/1/25	500	573
Pittsburgh PA GO	5.000%	9/1/27	500	585
Pittsburgh PA GO	5.000%	9/1/28	565	659
Pittsburgh PA GO	4.000%	9/1/32	500	527
Pittsburgh PA GO	4.000%	9/1/33	500	525
Pocono Mountains Industrial Park Authority Pennsylvania Hospital Revenue (St. Luke’s Hospital
Obligated Group)	5.000%	8/15/40	8,125	8,728
Quakertown PA General Authority Health Facilities Revenue (LifeQuest Obligated Group)	3.125%	7/1/21	8,365	8,344
Scranton-Lackawanna PA Health & Welfare Authority Revenue (Marywood University Project)	5.000%	6/1/36	4,000	4,074
Scranton-Lackawanna PA Health & Welfare Authority Revenue (Marywood University Project)	5.000%	6/1/46	7,875	7,804
Susquehanna PA Area Regional Airport Authority System Revenue	4.000%	1/1/33	10,000	10,033
Susquehanna PA Area Regional Airport Authority System Revenue	5.000%	1/1/35	1,000	1,111
Susquehanna PA Area Regional Airport Authority System Revenue	5.000%	1/1/38	1,500	1,656
Washington County Redevelopment Authority Tax Allocation Revenue	4.000%	7/1/23	1,275	1,278
3 Westmoreland County PA Industrial Development Authority Revenue	4.720%	7/1/35	35,000	35,658
				904,396
Puerto Rico (0.2%)
Puerto Rico Highway & Transportation Authority Transportation Revenue	5.250%	7/1/41 (12)	5,000	5,526
7 Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/40	8,000	5,140
7 Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/44 (14)	15,000	3,135
7 Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/46 (14)	41,000	7,689
7 Puerto Rico Sales Tax Financing Corp. Revenue	5.750%	8/1/57	9,485	6,165
				27,655
Rhode Island (0.7%)
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/41	1,000	1,098
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(Providence College)	5.000%	11/1/42	2,000	2,258
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(Providence College)	5.000%	11/1/47	8,350	9,394
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/28	2,505	2,863
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/29	5,170	5,889
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/30	2,105	2,388
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/31	1,000	1,048
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/32	1,250	1,303
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/33	1,350	1,403
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/34	1,325	1,369
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/35	1,000	1,032
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/35	1,685	1,740
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/36	1,000	1,030
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/36	1,590	1,638
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/37	1,250	1,285

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/37	1,270	1,306
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/31	4,500	4,793
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/36	8,500	8,876
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/27 (4)	10,040	11,359
5 Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/22	875	952
5 Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/23	750	827
5 Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/24	750	829
5 Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/25	850	946
Rhode Island Student Loan Authority Student Loan Revenue	3.800%	12/1/31	3,000	3,051
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/29	4,530	5,010
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/30	4,000	4,397
Tobacco Settlement Financing Corp. Rhode Island Revenue	2.250%	6/1/41	9,285	9,278
				87,362
South Carolina (1.5%)
Greenwood County SC Hospital Revenue (Self Regional Healthcare)	4.000%	10/1/38	7,650	7,686
Greenwood County SC Hospital Revenue (Self Regional Healthcare)	4.000%	10/1/39	1,500	1,493
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/41	10,000	10,922
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	10,973
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/25	1,980	2,255
South Carolina Jobs Economic Development Authority Hospital Revenue (Conway Hospitals Inc.)	5.250%	7/1/47	7,500	8,147
South Carolina Jobs Economic Development Authority Revenue (Care Alliance Health Services)	5.250%	8/15/46	15,000	16,201
South Carolina Ports Authority Revenue	5.250%	7/1/55	10,245	11,317
South Carolina Public Service Authority Revenue	5.500%	1/1/19 (Prere.)	1,190	1,219
South Carolina Public Service Authority Revenue	5.500%	1/1/19 (Prere.)	13,810	14,137
South Carolina Public Service Authority Revenue	5.000%	12/1/26	5,000	5,571
South Carolina Public Service Authority Revenue	5.000%	12/1/30	3,755	3,994
South Carolina Public Service Authority Revenue	5.000%	12/1/30	2,500	2,670
South Carolina Public Service Authority Revenue	5.000%	12/1/31	2,165	2,368
South Carolina Public Service Authority Revenue	5.000%	12/1/31	1,150	1,260
South Carolina Public Service Authority Revenue	5.000%	12/1/31	3,295	3,645
South Carolina Public Service Authority Revenue	5.000%	12/1/31	2,150	2,394
South Carolina Public Service Authority Revenue	5.500%	12/1/33	1,305	1,449
South Carolina Public Service Authority Revenue	5.000%	12/1/35	7,940	8,581
South Carolina Public Service Authority Revenue	5.000%	12/1/35	990	1,085
South Carolina Public Service Authority Revenue	5.000%	12/1/36	5,030	5,526
South Carolina Public Service Authority Revenue	5.000%	12/1/37	3,685	4,028
South Carolina Public Service Authority Revenue	5.000%	12/1/38	410	437
South Carolina Public Service Authority Revenue	5.000%	12/1/38	5,335	5,684
South Carolina Public Service Authority Revenue	5.000%	12/1/38	11,000	11,999
South Carolina Public Service Authority Revenue	5.000%	12/1/39	5,000	5,373
South Carolina Public Service Authority Revenue	5.000%	12/1/43	8,325	8,738
South Carolina Public Service Authority Revenue	5.125%	12/1/43	340	363
South Carolina Public Service Authority Revenue	5.000%	12/1/46	9,215	9,853
South Carolina Public Service Authority Revenue	5.000%	12/1/48	500	529
South Carolina Public Service Authority Revenue	5.000%	12/1/49	205	218
South Carolina Public Service Authority Revenue	5.000%	12/1/50	10,550	11,282
South Carolina Public Service Authority Revenue	5.250%	12/1/55	1,870	2,034
South Carolina Public Service Authority Revenue	5.000%	12/1/56	5,185	5,554
				188,985
South Dakota (0.3%)
South Dakota Building Authority Revenue	5.000%	6/1/38	4,000	4,363
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/40	10,000	11,084
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/37	10,000	10,866
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/44	5,000	5,408
				31,721
Tennessee (0.9%)
Blount County TN Health & Educational Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/31	1,700	1,800
Blount County TN Health & Educational Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/37	375	391
Blount County TN Health & Educational Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/47	2,125	2,194
Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives)	5.250%	1/1/45	6,500	6,905
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/39	7,600	8,123
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/44	10,280	10,934
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities
Board Revenue (Vanderbilt University)	5.000%	7/1/40	4,000	4,396

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities
Board Revenue (Vanderbilt University)	5.000%	7/1/46	5,000	5,469
Montgomery County TN Public Building Authority Pooled Financial Revenue (Tennessee County
Loan Pool) VRDO	1.620%	5/1/18 LOC	3,600	3,600
Montgomery County TN Public Building Authority Pooled Financial Revenue (Tennessee County
Loan Pool) VRDO	1.620%	5/1/18 LOC	5,340	5,340
Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur
Healthcare) VRDO	1.630%	5/1/18 (4)	2,900	2,900
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/19	7,280	7,575
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21	2,320	2,524
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22	1,010	1,096
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	6,285	6,944
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23	2,190	2,406
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23	1,665	1,865
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	5,790	6,432
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24	8,060	9,098
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	3,535	4,078
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	16,325	18,551
Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	1/1/38	695	719
Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	7/1/39	2,555	2,638
				115,978
Texas (8.0%)
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/28	600	669
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/28	1,200	1,364
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/29	500	557
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/29	1,100	1,248
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/30	1,000	1,135
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/30	500	553
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/31	1,200	1,360
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/32	1,100	1,242
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/32	850	937
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/33	1,800	2,023
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/34	500	545
Austin TX Airport System Revenue	5.000%	11/15/26	1,000	1,119
Austin TX Airport System Revenue	5.000%	11/15/31	1,035	1,172
Austin TX Airport System Revenue	5.000%	11/15/33	1,155	1,299
Austin TX Airport System Revenue	5.000%	11/15/35	1,255	1,401
Austin TX Airport System Revenue	5.000%	11/15/37	1,410	1,569
Austin TX Airport System Revenue	5.000%	11/15/39	5,890	6,395
Austin TX Airport System Revenue	5.000%	11/15/41	4,000	4,427
Austin TX Airport System Revenue	5.000%	11/15/46	5,015	5,531
Brownsville TX Utility System Revenue	4.000%	9/1/30	10,000	10,529
Central Texas Regional Mobility Authority Revenue	6.250%	1/1/21 (Prere.)	1,500	1,656
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/32	4,090	2,349
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/33	3,000	1,640
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	6,590	7,109
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	1,300	1,421
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34	1,350	1,472
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/35	1,650	1,817
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/36	1,375	1,512
Central Texas Regional Mobility Authority Revenue	4.000%	1/1/41	6,000	5,860
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/43	750	806
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/45	1,000	1,086
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/46	7,000	7,597
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41	8,000	8,951
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/26	1,530	1,727
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/35	7,000	7,371
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/35	3,780	3,980
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38	7,085	7,446
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38	21,275	22,714
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/42	16,940	18,051
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/42	10,000	10,656
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/43	11,000	11,539
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/34	19,500	17,992
Grand Parkway Transportation Corp. Texas System Toll Revenue	5.250%	10/1/51	8,000	8,817
Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	5.000%	12/1/31	8,000	8,784
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)
VRDO	1.620%	5/1/18	40,545	40,545
Harris County TX Cultural Education Facilities Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/38	2,500	2,636

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Harris County TX Sports Authority Revenue	5.000%	11/15/31	500	546
Harris County TX Sports Authority Revenue	5.000%	11/15/32	500	545
Harris County TX Sports Authority Revenue	5.000%	11/15/34	1,100	1,194
Hays County TX Special Assessment Revenue	7.000%	9/15/45	4,500	4,419
Houston TX Airport System Revenue	5.000%	7/1/31	900	969
Houston TX Airport System Revenue	5.000%	7/1/32	5,000	5,380
Houston TX Airport System Revenue	5.000%	7/15/35	5,000	5,345
Houston TX Airport System Special Facilities Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	4.750%	7/1/24	17,500	18,789
Houston TX Airport System Special Facilities Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	5.000%	7/1/29	13,150	14,225
Houston TX Airport System Special Facilities Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	6.500%	7/15/30	4,000	4,386
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	213
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	10
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	15	16
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	5,000	5,265
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	10,000	10,350
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/28	1,400	1,613
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/29	1,035	1,187
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/30	1,375	1,571
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/45	9,500	10,320
Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care
Centers Inc. Project)	5.125%	2/15/42	2,750	2,829
New Hope TX Cultural Education Facilities Finance Corp. First Mortgage Revenue
(Legacy Preparatory Charter Academy)	6.000%	8/15/37	3,500	3,628
New Hope TX Cultural Education Facilities Finance Corp. First Mortgage Revenue
(Legacy Preparatory Charter Academy)	6.000%	8/15/47	3,500	3,596
New Hope TX Cultural Education Facilities Finance Corp. First Mortgage Revenue
(Morningside Ministries Project)	6.500%	1/1/43	4,370	4,844
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health
System of Texas Obligated Group)	4.000%	8/15/36	3,750	3,835
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health
System of Texas Obligated Group)	4.000%	8/15/37	2,500	2,545
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Carillon LifeCare Community Project)	5.000%	7/1/36	2,220	2,266
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Carillon LifeCare Community Project)	5.000%	7/1/46	2,250	2,278
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Legacy at Willow Bend Retirement Community Project)	5.000%	11/1/36	4,605	4,896
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Legacy at Willow Bend Retirement Community Project)	5.000%	11/1/46	3,000	3,109
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Legacy at Willow Bend Retirement Community Project)	5.000%	11/1/51	4,750	4,906
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(MRC Crestview Project)	3.000%	11/15/21	800	794
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(MRC Crestview Project)	5.000%	11/15/31	850	893
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(MRC Crestview Project)	5.000%	11/15/36	550	570
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(MRC Crestview Project)	5.000%	11/15/46	3,200	3,287
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(MRC Crestview Project)	5.500%	11/15/46	1,500	1,501
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(MRC Crestview Project)	5.500%	11/15/52	1,150	1,141
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/31	1,000	1,096
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/40	1,000	1,081
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue
(Children’s Health System of Texas Project)	4.000%	8/15/35	3,000	3,087
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/35	1,500	1,610
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/47	4,000	4,281

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/35	4,200	3,494
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/47	21,370	17,583
North East TX Regional Mobility Authority Revenue	5.000%	1/1/41	5,860	6,401
North East TX Regional Mobility Authority Revenue	5.000%	1/1/41	990	1,073
North East TX Regional Mobility Authority Revenue	5.000%	1/1/46	7,700	8,384
North East TX Regional Mobility Authority Revenue	5.000%	1/1/46	4,150	4,484
North Texas Tollway Authority System Revenue	6.000%	1/1/19 (Prere.)	7,350	7,551
North Texas Tollway Authority System Revenue	6.250%	1/1/19 (Prere.)	12,585	12,949
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	7,000	7,659
North Texas Tollway Authority System Revenue	6.000%	9/1/21 (Prere.)	5,000	5,614
North Texas Tollway Authority System Revenue	6.250%	2/1/23	20,000	21,341
North Texas Tollway Authority System Revenue	6.000%	1/1/28	1,690	1,733
North Texas Tollway Authority System Revenue	5.000%	1/1/30	10,000	11,232
North Texas Tollway Authority System Revenue	5.000%	1/1/30	6,250	6,927
North Texas Tollway Authority System Revenue	5.000%	1/1/32	13,020	14,043
North Texas Tollway Authority System Revenue	5.000%	1/1/35	4,500	5,347
North Texas Tollway Authority System Revenue	5.000%	1/1/39	5,000	5,658
North Texas Tollway Authority System Revenue	5.000%	1/1/48	13,200	14,788
North Texas Tollway Authority System Revenue	5.000%	1/1/48	35,700	39,474
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/46	2,250	2,446
Red River TX Education Finance Corp. Revenue (Houston Baptist University Project)	5.500%	10/1/46	4,250	4,635
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/20	1,180	1,263
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/24	7,790	8,896
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/47	4,755	5,361
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/48	30,000	32,346
San Antonio TX Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/25	1,000	1,156
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Air Force Villages
Project)	5.000%	5/15/37	6,000	6,237
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Air Force Villages
Project)	5.000%	5/15/45	10,000	10,327
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Buckner Senior Living Inc.)	4.500%	11/15/23	6,500	6,558
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Buckner Senior Living Inc.)	6.750%	11/15/47	2,000	2,244
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Buckner Senior Living Inc.)	6.750%	11/15/52	2,500	2,796
7 Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Corpus Christi, Mirador Senior Living, Inc.)	4.125%	11/15/28	2,825	1,966
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Stayton at Museum Way Project)	8.250%	11/15/44	3,000	2,633
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources)
VRDO	1.720%	5/7/18	15,415	15,415
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250% 12/15/19		10,000	10,471
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250% 12/15/20		15,400	16,516
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000% 12/15/21		1,120	1,216
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000% 12/15/23		1,120	1,234
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000% 12/15/24		1,645	1,805
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250% 12/15/24		7,500	8,501
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000% 12/15/25		16,500	18,092
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000% 12/15/26		3,050	3,336
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250% 12/15/26		6,995	8,119
Texas Municipal Gas Acquisition & Supply Corp. Revenue	6.250% 12/15/26		14,935	17,381
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000% 12/15/27		3,650	3,987
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000% 12/15/28		2,970	3,236
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000% 12/15/29		4,355	4,736
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000% 12/15/30		425	461
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000% 12/15/32		6,480	7,003
Texas Private Activity Surface Transportation Corp. Revenue	7.500% 12/31/31		3,705	4,030
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/32	20,000	22,251
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/33	10,000	11,103
Texas Private Activity Surface Transportation Corp. Revenue	7.000% 12/31/38		13,175	15,399
Texas Private Activity Surface Transportation Corp. Revenue	6.875% 12/31/39		23,525	25,291
Texas Private Activity Surface Transportation Corp. Revenue	7.000%	6/30/40	2,640	2,897
Texas Private Activity Surface Transportation Corp. Revenue	6.750%	6/30/43	24,790	28,584
Texas Private Activity Surface Transportation Corp. Revenue (Blueridge Transportation Group)	5.000% 12/31/40		4,450	4,824
Texas Private Activity Surface Transportation Corp. Revenue (Blueridge Transportation Group)	5.000% 12/31/45		5,000	5,399
Texas Private Activity Surface Transportation Corp. Revenue (Blueridge Transportation Group)	5.000% 12/31/50		6,000	6,454
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33	6,280	6,855
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34	31,900	34,746

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37	17,925	19,419
Texas Water Development Board Revenue	4.000%	10/15/33	5,000	5,316
West Travis County TX Public Utility Agency Revenue	4.000%	8/15/35 (15)	1,600	1,659
West Travis County TX Public Utility Agency Revenue	4.000%	8/15/37 (15)	1,500	1,551
West Travis County TX Public Utility Agency Revenue	4.000%	8/15/41 (15)	2,750	2,823
West Travis County TX Public Utility Agency Revenue	4.000%	8/15/45 (15)	1,700	1,737
Westlake TX Special Assessment Revenue	6.250%	9/1/40	2,500	2,507
Westlake TX Special Assessment Revenue	6.375%	9/1/45	2,500	2,511
				1,006,494
Utah (0.9%)
Salt Lake City UT Airport Revenue	5.000%	7/1/42	16,000	17,827
Salt Lake City UT Airport Revenue	5.000%	7/1/47	28,000	31,082
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/22 (Prere.)	4,475	4,978
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/22 (Prere.)	3,700	4,116
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/22 (Prere.)	4,685	5,212
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/22 (Prere.)	3,500	3,893
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22 (Prere.)	4,805	5,326
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29	1,265	1,356
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	4,500	4,809
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	4,000	4,259
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/40 (15)	17,100	19,488
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/42	7,050	7,601
				109,947
Vermont (0.2%)
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/41	6,800	7,189
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/46	5,800	6,110
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont
Health Network)	5.000%	12/1/37	1,500	1,664
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont
Health Network)	5.000%	12/1/38	1,750	1,937
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont
Health Network)	5.000%	12/1/39	1,130	1,249
Vermont Housing Finance Agency Revenue	4.125%	11/1/42	1,005	1,015
6 Vermont Student Assistance Corp. Education Loan Revenue	5.308%	12/3/35	10,000	10,611
				29,775
Virgin Islands (0.1%)
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/29	3,500	3,460
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/33	4,695	4,495
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/44	1,910	1,657
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/30	5,000	5,271
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/33	3,000	3,133
				18,016
Virginia (2.0%)
3 Alexandria VA Redevelopment & Housing Authority Multi-Family Housing Mortgage Revenue
(Portals West Apartment)	8.250%	4/1/32 (ETM)	385	490
Ballston Quarter VA Community Development Authority Revenue	5.500%	3/1/46	2,500	2,598
Chesapeake Bay VA Bridge & Tunnel District Revenue	5.000%	7/1/51	13,500	14,706
Chesapeake VA Toll Road Revenue	0.000%	7/15/40	7,800	6,660
Chesterfield County VA Economic Development Authority Retirement Facilities Revenue
(Brandermill Woods Project)	5.125%	1/1/43	4,750	4,888
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/29	1,425	1,577
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/30	2,000	2,209
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/31	1,155	1,273
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/33	1,000	1,096
Hanover County VA Economic Development Authority Residential Care Facility Revenue
(Covenant Woods)	5.000%	7/1/42	5,550	5,713
Lexington VA Industrial Development Authority Residential Care Facility Revenue
(Kendall at Lexington Corp.)	4.000%	1/1/31	750	768
Newport News VA Economical Development Authority Residential Care Facilities Revenue	5.000%	12/1/31	5,000	5,297
Newport News VA Economical Development Authority Residential Care Facilities Revenue	5.000%	12/1/38	10,000	10,416
3 Newport News VA Industrial Development Authority Health System Revenue	5.330%	7/1/45	17,000	17,812
Prince William County VA Industrial Development Agency Revenue (Westminster Presbyterian
Retirement Community Inc.)	5.000%	1/1/31	1,700	1,840
Prince William County VA Industrial Development Agency Revenue (Westminster Presbyterian
Retirement Community Inc.)	5.000%	1/1/37	1,000	1,067

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Prince William County VA Industrial Development Agency Revenue (Westminster Presbyterian
Retirement Community Inc.)	5.000%	1/1/46	4,000	4,215
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.250%	7/1/30	1,000	1,086
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/35	1,295	1,368
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.250%	7/1/35	2,000	2,143
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/45	1,755	1,837
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/45	8,000	8,372
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/33	11,465	12,134
Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	5.250%	1/1/32	12,670	13,767
Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	6.000%	1/1/37	12,310	13,699
Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	5.500%	1/1/42	13,350	14,516
Virginia Small Business Financing Authority Revenue (Express Lanes LLC)	5.000%	7/1/34	11,500	12,280
Virginia Small Business Financing Authority Revenue (Express Lanes LLC)	5.000%	7/1/34	15,000	16,017
Virginia Small Business Financing Authority Revenue (Transform 66 P3 Project)	5.000% 12/31/52		12,000	12,903
Virginia Small Business Financing Authority Revenue (Transform 66 P3 Project)	5.000% 12/31/56		54,075	58,014
				250,761
Washington (1.6%)
Chelan County WA Public Utility District No. 1 Consolidated System Revenue (Chelan Hydro)	5.500%	7/1/25	2,500	2,729
Chelan County WA Public Utility District No. 1 Consolidated System Revenue (Chelan Hydro)	5.500%	7/1/26	4,000	4,367
Port of Seattle WA Revenue	5.000%	9/1/25	3,000	3,236
Port of Seattle WA Revenue	5.000%	5/1/29	4,000	4,630
Port of Seattle WA Revenue	5.000%	5/1/30	9,215	10,620
Port of Seattle WA Revenue	5.000%	6/1/30	9,000	9,479
Port of Seattle WA Revenue	5.000%	5/1/31	8,000	9,179
Port of Seattle WA Revenue	5.000%	5/1/32	10,000	11,423
Port of Seattle WA Revenue	5.000%	4/1/33	2,500	2,732
Port of Seattle WA Revenue	5.000%	5/1/33	5,500	6,264
Port of Seattle WA Revenue	5.000%	5/1/34	2,500	2,833
Port of Seattle WA Revenue	5.000%	4/1/35	6,150	6,676
Port of Seattle WA Revenue	5.000%	5/1/35	3,680	4,160
Port of Seattle WA Revenue	5.000%	4/1/40	5,000	5,392
Port of Tacoma WA Revenue	5.000%	12/1/37	8,835	9,851
Port of Tacoma WA Revenue	5.000%	12/1/38	9,275	10,320
Snohomish County WA School District No. 4 (Lake Stevens) GO	4.000%	12/1/29	1,785	1,927
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/30	9,060	9,375
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/31	5,000	5,306
Washington Economic Development Finance Authority Environmental Facilities Revenue
(Columbia Pulp)	7.500%	1/1/32	7,000	8,228
Washington Health Care Facilities Authority Revenue (Central Washington Health Services
Association)	5.000%	7/1/39	4,500	4,862
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.500%	8/15/18 (Prere.)	10,000	10,108
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/38	10,000	10,897
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.250%	5/1/19 (Prere.)	5,000	5,165
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	4.000%	5/1/37	4,735	4,890
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	4.000%	5/1/38	4,720	4,853
Washington Higher Education Facilities Authority Revenue (Whitworth University Project)	5.000%	10/1/40	4,040	4,374
Washington Housing Finance Commission Multi-Family Housing Revenue (Heron’s Key Obligated
Group)	6.750%	7/1/35	820	867
Washington Housing Finance Commission Multi-Family Housing Revenue (Heron’s Key Obligated
Group)	7.000%	7/1/45	2,000	2,128
Washington Housing Finance Commission Multi-Family Housing Revenue (Heron’s Key Obligated
Group)	7.000%	7/1/50	2,000	2,117
Washington Housing Finance Commission Multi-Family Housing Revenue (Presbyterian Retirement
Communities Northwest Obligated Group)	5.000%	1/1/36	2,125	2,244
Washington Housing Finance Commission Multi-Family Housing Revenue (Presbyterian Retirement
Communities Northwest Obligated Group)	5.000%	1/1/46	4,500	4,689
Washington Housing Finance Commission Multi-Family Housing Revenue (Presbyterian Retirement
Communities Northwest Obligated Group)	5.000%	1/1/51	7,300	7,580
Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/31	1,910	1,984
Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/36	1,000	1,027
Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/41	1,100	1,120
Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/46	2,500	2,533
Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/51	3,800	3,838
				204,003
West Virginia (0.3%)
3 Monongalia County WV Commission Special District Excise Tax Revenue (Monongalia County
Commission Special District)	4.500%	6/1/27	2,000	1,985
West Virginia Economic Development Authority Energy Revenue (Morgantown Energy Associates
Project)	2.875% 12/15/26		5,000	4,882

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,679
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.625%	9/1/32	6,000	6,221
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.500%	6/1/19 (Prere.)	400	415
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.375%	6/1/38	5,070	5,573
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.500%	6/1/44	5,000	5,494
West Virginia Hospital Finance Authority Hospital Revenue (Valley Health System Obligated Group)	5.000%	1/1/44	2,250	2,401
West Virginia Hospital Finance Authority Hospital Revenue (Valley Health System Obligated Group)	5.000%	1/1/44	2,000	2,135
West Virginia Hospital Finance Authority Hospital Revenue (West Virginia University Health System
Obligated Group)	5.000%	6/1/42	3,500	3,803
West Virginia Hospital Finance Authority Hospital Revenue (West Virginia University Health System
Obligated Group)	5.000%	6/1/47	6,985	7,562
				43,150
Wisconsin (2.6%)
Platteville WI Redevelopment Authority Revenue (Platteville Real Estate)	5.000%	7/1/42	3,000	3,079
University of Wisconsin Hospitals & Clinics Authority Revenue	5.000%	4/1/26	2,410	2,686
Wisconsin General Fund Annual Appropriation Revenue	6.000%	5/1/19 (Prere.)	1,610	1,676
Wisconsin General Fund Annual Appropriation Revenue	6.000%	5/1/27	15,390	16,015
Wisconsin GO	5.000%	5/1/31	4,670	5,264
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.500%	7/1/20 (Prere.)	5,675	6,090
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	10,810	11,363
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/33	1,105	1,191
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/36	625	669
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/39	1,550	1,650
Wisconsin Health & Educational Facilities Authority Revenue (Benevolent Corp. Cedar Community)	5.000%	6/1/37	1,110	1,153
Wisconsin Health & Educational Facilities Authority Revenue (Benevolent Corp. Cedar Community)	5.000%	6/1/41	955	988
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.) 5.375%		2/15/20 (Prere.)	5,000	5,303
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.) 4.000%		8/15/36	4,715	4,814
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.) 4.000%		8/15/37	5,905	6,024
Wisconsin Health & Educational Facilities Authority Revenue (Gundersen Lutheran)	5.250% 10/15/39		6,765	7,231
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/46	20,425	22,407
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/22 (Prere.)	5,500	6,091
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/39	20,000	21,678
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/34	9,300	10,140
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/44	3,155	3,373
Wisconsin Public Finance Authority Airport Facilities Revenue (AFCO Investors II Portfolio)	5.000%	10/1/23	6,500	6,529
Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/22	9,280	9,768
Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28	12,000	12,951
3 Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28	3,050	3,340
Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42	6,825	7,202
3 Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42	4,500	4,741
Wisconsin Public Finance Authority CCRC Revenue (Glenridge on Palmer Ranch Inc. Project)	8.250%	6/1/46	14,500	16,722
Wisconsin Public Finance Authority Exempt Facilities Revenue (National Gypsum Co.)	5.250%	4/1/30	10,000	10,674
Wisconsin Public Finance Authority Exempt Facilities Revenue (National Gypsum Co.)	4.000%	8/1/35	7,000	6,762
Wisconsin Public Finance Authority Higher Educational Facilities Revenue
(Gannon University Project)	5.000%	5/1/42	1,100	1,161
Wisconsin Public Finance Authority Higher Educational Facilities Revenue
(Gannon University Project)	5.000%	5/1/47	1,100	1,157
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/31	3,000	3,338
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/32	4,745	5,260
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (Whitestone)	5.000%	3/1/37	625	669
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (Whitestone)	5.000%	3/1/52	1,800	1,901
3 Wisconsin Public Finance Authority Revenue (Alabama Proton Therapy Center)	6.850%	10/1/47	4,500	4,483
Wisconsin Public Finance Authority Revenue (American Dream at the Meadowlands Project)	6.250%	8/1/27	10,000	10,567
Wisconsin Public Finance Authority Revenue (American Dream at the Meadowlands Project)	5.000%	12/1/27	12,000	12,829
Wisconsin Public Finance Authority Revenue (American Dream at the Meadowlands Project)	7.000%	12/1/50	9,500	10,971
Wisconsin Public Finance Authority Revenue (Bancroft NeuroHealth Obligated Group)	5.000%	6/1/22	1,425	1,525
Wisconsin Public Finance Authority Revenue (Bancroft NeuroHealth Obligated Group)	5.000%	6/1/23	1,000	1,072
Wisconsin Public Finance Authority Revenue (Bancroft NeuroHealth Obligated Group)	5.000%	6/1/36	1,500	1,506
Wisconsin Public Finance Authority Revenue (Bancroft NeuroHealth Obligated Group)	5.125%	6/1/48	5,000	5,028
Wisconsin Public Finance Authority Revenue (Celanese Corp.)	5.000%	12/1/25	5,000	5,591
Wisconsin Public Finance Authority Revenue (Celanese Corp.)	4.300%	11/1/30	7,210	7,347
Wisconsin Public Finance Authority Revenue (Church Home of Hartford Inc.)	5.000%	9/1/38	4,050	4,153
Wisconsin Public Finance Authority Revenue (Denver International Airport)	5.000%	9/30/49	5,000	5,413
Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	3.000%	11/15/22	2,200	2,206
Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	3.500%	11/15/23	1,600	1,614
Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	3.950%	11/15/24	1,250	1,271
Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	5.250%	5/15/37	1,000	1,090
Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	5.250%	5/15/42	1,230	1,335
Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	5.250%	5/15/47	1,225	1,326
Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	5.250%	5/15/52	2,300	2,480

High-Yield Tax-Exempt Fund

Face	Market
Maturity	Amount	Value•
Coupon	Date	($000)	($000)
Wisconsin Public Finance Authority Special Facility Revenue (Million Air Two LLC Obligation Group)	7.125%	6/1/41	16,000	15,649
Wisconsin Public Finance Authority Student Housing Revenue (Western Carolina University Project)	5.250%	7/1/47	3,250	3,430
331,946

Total Tax-Exempt Municipal Bonds (Cost $12,223,527)	12,458,428

Shares
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
8	Vanguard Municipal Cash Management Fund (Cost $64,402)	1.700%	644,058	64,406
Total Investments (99.4%) (Cost $12,287,929)	12,522,834

Amount
($000)
Other Assets and Liabilities (0.6%)
Other Assets
Investment in Vanguard	690
Receivables for Investment Securities Sold	18,842
Receivables for Accrued Income	175,013
Receivables for Capital Shares Issued	10,445
Variation Margin Receivable–Futures Contracts	191
Other Assets	501
Total Other Assets	205,682
Liabilities
Payables for Investment Securities Purchased	(83,836)
Payables for Capital Shares Redeemed	(13,958)
Payables for Distributions	(11,835)
Payables to Vanguard	(7,655)
Variation Margin Payable–Futures Contracts	(288)
Other Liabilities	(12,206)
Total Liabilities	(129,778)
Net Assets (100%)	12,598,738

At April 30, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	12,391,786
Undistributed Net Investment Income	4,911
Accumulated Net Realized Losses	(31,673)
Unrealized Appreciation (Depreciation)
Investment Securities	234,905
Futures Contracts	(1,191)
Net Assets	12,598,738

Investor Shares—Net Assets
Applicable to 164,225,281 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,830,976
Net Asset Value Per Share—Investor Shares	$11.15

Admiral Shares—Net Assets
Applicable to 965,792,087 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,767,762
Net Asset Value Per Share—Admiral Shares	$11.15

• See Note A in Notes to Financial Statements.
1 5.000% coupon rate will be effective March 2019.
2 Securities with a value of $1,492,000 have been segregated as initial margin for open futures contracts.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the aggregate value of these securities was $259,363,000, representing 2.1% of net assets.
4 7.000% coupon rate will be effective August 2019.
5 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2018.
6 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.
7 Non-income-producing security--security in default.
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbrevations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

High-Yield Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2018	1,757	372,566	(731)
5-Year U.S. Treasury Note	June 2018	642	72,872	(402)
Ultra 10-Year U.S. Treasury Note	June 2018	481	61,515	172
				(961)

Short Futures Contracts
10-Year U.S. Treasury Note	June 2018	(392)	(46,893)	(18)
30-Year U.S. Treasury Bond	June 2018	(240)	(34,523)	(237)
Ultra Long U.S. Treasury Bond	June 2018	(96)	(15,084)	25
				(230)
				(1,191)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

Statement of Operations

Six Months Ended
April 30, 2018
($000)
Investment Income
Income
Interest[1] 242,993
Total Income 242,993
Expenses
The Vanguard Group—Note B
Investment Advisory Services	836
Management and Administrative—
Investor Shares	1,363
Management and Administrative—
Admiral Shares	3,522
Marketing and Distribution—
Investor Shares	211
Marketing and Distribution—
Admiral Shares	420
Custodian Fees	66
Shareholders’ Reports and Proxy—
Investor Shares	65
Shareholders’ Reports and Proxy—
Admiral Shares	75
Trustees’ Fees and Expenses	4
Total Expenses	6,562
Net Investment Income	236,431
Realized Net Gain (Loss)
Investment Securities Sold[1]	23,710
Futures Contracts	(11,374)
Realized Net Gain (Loss)	12,336
Change in Unrealized Appreciation
(Depreciation)
Investment Securities[1] (264,162)
Futures Contracts	848
Change in Unrealized Appreciation
(Depreciation) (263,314)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(14,547)

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $635,000, $0, and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	236,431	436,823
Realized Net Gain (Loss)	12,336	7,477
Change in Unrealized Appreciation (Depreciation)	(263,314)	(105,868)
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,547)	338,432
Distributions
Net Investment Income
Investor Shares	(34,833)	(68,546)
Admiral Shares	(203,808)	(361,150)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(238,641)	(429,696)
Capital Share Transactions
Investor Shares	(35,040)	(56,843)
Admiral Shares	554,475	1,269,214
Net Increase (Decrease) from Capital Share Transactions	519,435	1,212,371
Total Increase (Decrease)	266,247	1,121,107
Net Assets
Beginning of Period	12,332,491	11,211,384
End of Period[1]	12,598,738	12,332,491
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $4,911,000 and $7,121,000.

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.37	$11.47	$11.20	$11.23	$10.63	$11.29
Investment Operations
Net Investment Income	. 207[1]	. 427[1]	.413	.414	.430	.428
Net Realized and Unrealized Gain (Loss)
on Investments	(.218)	(.108)	.270	(.030)	.600	(.660)
Total from Investment Operations	(.011)	.319	.683	.384	1.030	(.232)
Distributions
Dividends from Net Investment Income	(.209)	(.419)	(.413)	(.414)	(.430)	(.428)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.209)	(.419)	(.413)	(.414)	(.430)	(.428)
Net Asset Value, End of Period	$11.15	$11.37	$11.47	$11.20	$11.23	$10.63

Total Return[2]	-0.10%	2.91%	6.15%	3.47%	9.87%	-2.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,831	$1,904	$1,980	$1,614	$1,484	$1,307
Ratio of Total Expenses to
Average Net Assets	0.19%	0.19%	0.19%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.70%	3.80%	3.59%	3.69%	3.94%	3.88%
Portfolio Turnover Rate	17%	21%	19%	21%	28%	29%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.37	$11.47	$11.20	$11.23	$10.63	$11.29
Investment Operations
Net Investment Income	. 213[1]	. 437[1]	.425	.423	.438	.436
Net Realized and Unrealized Gain (Loss)
on Investments	(.218)	(.106)	.270	(.030)	.600	(.660)
Total from Investment Operations	(.005)	.331	.695	.393	1.038	(.224)
Distributions
Dividends from Net Investment Income	(.215)	(.431)	(.425)	(.423)	(.438)	(.436)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.215)	(.431)	(.425)	(.423)	(.438)	(.436)
Net Asset Value, End of Period	$11.15	$11.37	$11.47	$11.20	$11.23	$10.63

Total Return[2]	-0.05%	3.01%	6.26%	3.56%	9.96%	-2.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,768	$10,429	$9,231	$7,398	$6,608	$5,621
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.80%	3.90%	3.69%	3.77%	4.02%	3.96%
Portfolio Turnover Rate	17%	21%	19%	21%	28%	29%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

Notes to Financial Statements

Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2018, the fund’s average investments in long and short futures contracts represented 5% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2014–2017), and for the period ended April 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2018, or at any time during the period then ended.

High-Yield Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2018, the fund had contributed to Vanguard capital in the amount of $690,000, representing 0.01% of the fund’s net assets and 0.28% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of April 30, 2018,

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	12,458,428	—
Temporary Cash Investments	64,406	—	—
Futures Contracts—Assets[1]	191	—	—
Futures Contracts—Liabilities[1]	(288)	—	—
Total	64,309	12,458,428	—
1 Represents variation margin on the last day of the reporting period.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2017, the fund had available capital losses totaling $42,582,000 to offset future net capital gains of $305,000 through October 31, 2018, and $42,277,000 through October 31, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2018; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

High-Yield Tax-Exempt Fund

At April 30, 2018, the cost of investment securities for tax purposes was $12,291,395,000. Net unrealized appreciation of investment securities for tax purposes was $231,439,000, consisting of unrealized gains of $350,447,000 on securities that had risen in value since their purchase and $119,008,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2018, the fund purchased $1,564,067,000 of investment securities and sold $1,031,361,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2018, such purchases and sales were $240,410,000 and $412,407,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		April 30, 2018	October 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	291,364	25,740	609,504	54,458
Issued in Lieu of Cash Distributions	29,194	2,590	56,855	5,077
Redeemed	(355,598)	(31,485)	(723,202)	(64,797)
Net Increase (Decrease)—Investor Shares	(35,040)	(3,155)	(56,843)	(5,262)
Admiral Shares
Issued	1,558,007	137,729	3,080,836	275,381
Issued in Lieu of Cash Distributions	138,443	12,287	243,455	21,728
Redeemed	(1,141,975)	(101,262)	(2,055,077)	(184,792)
Net Increase (Decrease)—Admiral Shares	554,475	48,754	1,269,214	112,317

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2018, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Fund	10/31/2017	4/30/2018	Period[1]
Based on Actual Fund Return
Short-Term
Investor Shares	$1,000.00	$999.28	$0.94
Admiral Shares	1,000.00	999.78	0.45
Limited-Term
Investor Shares	$1,000.00	$991.85	$0.94
Admiral Shares	1,000.00	992.34	0.44
Intermediate-Term
Investor Shares	$1,000.00	$987.31	$0.94
Admiral Shares	1,000.00	987.81	0.44
Long-Term
Investor Shares	$1,000.00	$991.80	$0.94
Admiral Shares	1,000.00	992.29	0.44
High-Yield
Investor Shares	$1,000.00	$998.99	$0.94
Admiral Shares	1,000.00	999.49	0.45
Based on Hypothetical 5% Yearly Return
Short-Term
Investor Shares	$1,000.00	$1,023.85	$0.95
Admiral Shares	1,000.00	1,024.35	0.45
Limited-Term
Investor Shares	$1,000.00	$1,023.85	$0.95
Admiral Shares	1,000.00	1,024.35	0.45
Intermediate-Term
Investor Shares	$1,000.00	$1,023.85	$0.95
Admiral Shares	1,000.00	1,024.35	0.45
Long-Term
Investor Shares	$1,000.00	$1,023.85	$0.95
Admiral Shares	1,000.00	1,024.35	0.45
High-Yield
Investor Shares	$1,000.00	$1,023.85	$0.95
Admiral Shares	1,000.00	1,024.35	0.45

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard High-Yield Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund, and Vanguard Short-Term Tax-Exempt Fund has renewed the funds’ investment advisory arrangements with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the funds over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue. Information about each fund’s most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that the funds’ expense ratios were well below the average expense ratios charged by funds in their respective peer groups and that the funds’ advisory expenses were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ at-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays 1 Year Municipal Bond Index, Bloomberg Barclays 1–5 Year Municipal Bond Index, Bloomberg Barclays 1–15 Year Municipal Bond Index, and Bloomberg Barclays Municipal Bond Index (Indices or Bloomberg Barclays Indices).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Municipal Bond Funds and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Municipal Bond Funds. The Indices are licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Municipal Bond Funds. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Indices is the licensing of the Indices, which are determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Municipal Bond Funds or the owners of the Municipal Bond Funds.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Indices in connection with the Municipal Bond Funds. Investors acquire the Municipal Bond Funds from Vanguard and investors neither acquire any interest in the Indices nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Municipal Bond Funds. The Municipal Bond Funds are not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Municipal Bond Funds or the advisability of investing in securities generally or the ability of the Indices to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Municipal Bond Funds with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Municipal Bond Funds to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Municipal Bond Funds or any other third party into consideration in determining, composing or calculating the Indices. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Municipal Bond Funds.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Municipal Bond Funds, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Municipal Bond Funds, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDICES, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE MUNICIPAL BOND FUNDS.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2018 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2018, Bloomberg. All rights reserved.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600 Valley Forge, PA 19482-2600
Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper,
Direct Investor Account Services > 800-662-2739	a Thomson Reuters Company, or Morningstar, Inc.,
unless otherwise noted.
Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
Text Telephone for People	guidelines by visiting vanguard.com/proxyreporting or
Who Are Deaf or Hard of Hearing > 800-749-7273	by calling Vanguard at 800-662-2739. The guidelines
are also available from the SEC’s website, sec.gov.
In addition, you may obtain a free report on how your

This material may be used in conjunction	fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
with the offering of shares of any Vanguard	either vanguard.com/proxyreporting or sec.gov.
fund only if preceded or accompanied by the
fund’s current prospectus.	You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
CFA® is a registered trademark owned by CFA Institute.	To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q952 062018

Semiannual Report | April 30, 2018
Vanguard Tax-Exempt Bond Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	3
Results of Proxy Voting.	5
Fund Profile.	7
Performance Summary.	8
Financial Statements.	9
About Your Fund’s Expenses.	151
Trustees Approve Advisory Arrangement.	153
Glossary.	155

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• For the six months ended April 30, 2018, Vanguard Tax-Exempt Bond Index Fund returned –1.24% for Investor Shares, –1.16% for ETF Shares, and –1.15% for Admiral Shares. Its benchmark index returned –1.06%; the average peer return was 0.54%.

• New tax reform legislation temporarily disrupted the municipal bond market.

Supply rose as municipalities rushed to issue ahead of the passage of the law. Demand was affected by the reduction in the statutory federal corporate tax rate, but any decrease was offset by a cap on deductions for state and local taxes and mortgage interest payments.

• The Federal Reserve increased interest rates twice during the period. Those moves, along with the establishment of a framework for trimming its $4.5 trillion balance sheet, took the Fed closer to normalizing monetary policy after its emergency intervention in the wake of the Great Recession.

• In general, bond yields increased; the shorter end of the curve rose the most.

Total Returns: Six Months Ended April 30, 2018
		Taxable-
	30-Day SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard Tax-Exempt Bond Index Fund
Investor Shares	2.45%	4.14%	0.99%	-2.23%	-1.24%
ETF Shares	2.55	4.31
Market Price					-1.15
Net Asset Value					-1.16
Admiral™ Shares	2.55	4.31	1.03	-2.18	-1.15
S&P National AMT-Free Municipal Bond Index					-1.06
General Municipal Funds Average					-0.54

The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 40.8%. State and local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

General Municipal Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Peer Group
	Shares	Shares	Shares	Average
Tax-Exempt Bond Index Fund	0.19%	0.09%	0.09%	0.86%

The fund expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2018, the fund’s annualized expense ratios were 0.19% for Investor Shares, 0.09% for ETF Shares, and 0.09% for Admiral Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2017.

Peer group: General Municipal Funds Average.

2

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I’ll keep this priority

3

front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make

Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
May 16, 2018

Market Barometer
			Total Returns
		Periods Ended April 30, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	3.83%	13.17%	12.84%
Russell 2000 Index (Small-caps)	3.27	11.54	11.74
Russell 3000 Index (Broad U.S. market)	3.79	13.05	12.75
FTSE All-World ex US Index (International)	3.72	15.84	5.85

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.87%	-0.32%	1.47%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.97	1.56	2.44
Citigroup Three-Month U.S. Treasury Bill Index	0.67	1.16	0.32

CPI
Consumer Price Index	1.57%	2.46%	1.50%

4

Results of Proxy Voting

At a special meeting of shareholders on November 15, 2017, fund shareholders approved the following proposals:

Proposal 1—Elect trustees for the fund.*

The individuals listed in the table below were elected as trustees for the fund. All trustees with the exception of Ms. Mulligan, Ms. Raskin, and Mr. Buckley (each of whom already serves as a director of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

			Percentage
Trustee	For	Withheld	For
Mortimer J. Buckley	18,588,776,810	554,952,808	97.1%
Emerson U. Fullwood	18,544,751,126	598,978,491	96.9%
Amy Gutmann	18,498,186,348	645,543,270	96.6%
JoAnn Heffernan Heisen	18,535,678,581	608,051,037	96.8%
F. Joseph Loughrey	18,564,305,173	579,424,445	97.0%
Mark Loughridge	18,577,443,667	566,285,951	97.0%
Scott C. Malpass	18,550,456,245	593,273,373	96.9%
F. William McNabb III	18,539,157,256	604,572,362	96.8%
Deanna Mulligan	18,560,245,240	583,484,378	97.0%
André F. Perold	18,419,837,157	723,892,461	96.2%
Sarah Bloom Raskin	18,531,740,865	611,988,752	96.8%
Peter F. Volanakis	18,563,996,876	579,732,742	97.0%
* Results are for all funds within the same trust.

Proposal 2—Approve a manager-of-managers arrangement with third-party investment advisors.

This arrangement enables the fund to enter into and materially amend investment advisory arrangements with third-party investment advisors, subject to the approval of the fund’s board of trustees and certain conditions imposed by the Securities and Exchange Commission, while avoiding the costs and delays associated with obtaining future shareholder approval.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Tax-Exempt Bond Index Fund	20,852,150	569,517	732,404	3,951,381	79.9%

5

Proposal 3—Approve a manager-of-managers arrangement with wholly owned subsidiaries of Vanguard.

This arrangement enables Vanguard or the fund to enter into and materially amend investment advisory arrangements with wholly owned subsidiaries of Vanguard, subject to the approval of the fund’s board of trustees and any conditions imposed by the Securities and Exchange Commission (SEC), while avoiding the costs and delays associated with obtaining future shareholder approval. The ability of the fund to operate in this manner is contingent upon the SEC’s approval of a pending application for an order of exemption.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Tax-Exempt Bond Index Fund	21,017,003	508,823	628,244	3,951,381	80.5%

6

Tax-Exempt Bond Index Fund

Fund Profile
As of April 30, 2018

Share-Class Characteristics
	Investor	ETF	Admiral
	Shares	Shares	Shares
Ticker Symbol	VTEBX	VTEB	VTEAX
Expense Ratio[1]	0.19%	0.09%	0.09%
30-Day SEC Yield	2.45%	2.55%	2.55%

Financial Attributes

		S&P
		National
		AMT-Free
	Fund	Muni Bond Idx
Number of Bonds	4,269	11,936
Yield to Maturity
(before expenses)	2.7%	2.7%
Average Coupon	4.7%	4.6%
Average Duration	5.7 years	5.6 years
Average Stated
Maturity	13.3 years	12.8 years
Short-Term
Reserves	2.1%	—

Largest Area Concentrations
New York	20.6%
California	15.1
Texas	10.3
New Jersey	5.6
Massachusetts	4.4
Pennsylvania	4.4
Florida	4.1
Illinois	4.1
Washington	3.1
Maryland	2.6
Top Ten	74.3%
Percentage of net assets, excluding any futures contracts.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	7.0%
1 - 3 Years	10.2
3 - 5 Years	8.9
5 - 10 Years	16.8
10 - 20 Years	28.8
20 - 30 Years	25.4
Over 30 Years	2.9

Distribution by Credit Quality (% of portfolio)
AAA	24.5%
AA	50.2
A	16.9
BBB	6.8
Not Rated	1.6

Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2018, the annualized expense ratios were 0.19% for Investor Shares, 0.09% for ETF Shares, and 0.09% for Admiral Shares.

7

Tax-Exempt Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 21, 2015, Through April 30, 2018
				S&P
				National
				AMT-Free
			Investor Shares	Muni Bond Idx
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2015	0.32%	0.50%	0.82%	0.83%
2016	1.49	2.79	4.28	4.32
2017	1.86	-0.10	1.76	1.92
2018	0.99	-2.23	-1.24	-1.06
Note: For 2018, performance data reflect the six months ended April 30, 2018.

Average Annual Total Returns: Periods Ended March 31, 2018
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Investor Shares	8/21/2015	2.36%	1.73%	0.57%	2.30%
Fee-Adjusted Returns		2.10			2.20
ETF Shares	8/21/2015
Market Price		2.32			2.37
Net Asset Value		2.42			2.38
Admiral Shares	8/25/2015	2.40	1.84	0.59	2.43
Fee-Adjusted Returns		2.15			2.34

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases of fund shares. The fee does not apply to the ETF Shares. The Fiscal-Year Total Returns table is not adjusted for fees.

See Financial Highlights for dividend and capital gains information.

8

Tax-Exempt Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.3%)
Alabama (0.7%)
Alabama Federal Aid Highway Finance
Authority GAN	5.000%	9/1/18	100	101
Alabama Federal Aid Highway Finance
Authority GAN	5.000%	9/1/19	300	312
Alabama Federal Aid Highway Finance
Authority GAN	5.000%	9/1/21	180	196
Alabama Federal Aid Highway Finance
Authority GAN	5.000%	9/1/22 (Prere.)	290	323
Alabama Federal Aid Highway Finance
Authority GAN	5.000%	9/1/22 (Prere.)	165	184
Alabama Federal Aid Highway Finance
Authority GAN	5.000%	9/1/27	760	864
Alabama Federal Aid Highway Finance
Authority Special Obligation Revenue	5.000%	9/1/28	720	816
Alabama Federal Aid Highway Finance
Authority Special Obligation Revenue	5.000%	9/1/30	645	728
Alabama Federal Aid Highway Finance
Authority Special Obligation Revenue	4.000%	9/1/32	555	581
Alabama Federal Aid Highway Finance
Authority Special Obligation Revenue	5.000%	9/1/36	665	762
Alabama Federal Aid Highway Finance
Authority Special Obligation Revenue	4.000%	6/1/37	1,250	1,309
Alabama Federal Aid Highway Finance
Authority Special Obligation Revenue	5.000%	6/1/37	250	290
Alabama Incentives Financing Authority
Special Obligation Revenue	5.000%	9/1/37	380	409
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/20 (Prere.)	100	109
Alabama Public School & College Authority	5.000%	1/1/21	710	765
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/18	55	55
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	1/1/23	235	264
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	1/1/25	420	480

9

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Alabama Public School & College Authority
Revenue	5.000%	1/1/26	2,480	2,832
Alabama Public School & College Authority
Revenue	5.000%	1/1/27	400	455
Auburn University Alabama General Fee
Revenue	5.000%	6/1/28	300	351
Birmingham AL Airport Authority Revenue	5.250%	7/1/30 (4)	160	170
Birmingham AL Airport Authority Revenue	5.500%	7/1/40 (4)	140	150
Birmingham AL GO	4.500%	12/1/32 (2)	100	100
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/21 (Prere.)	1,460	1,572
Birmingham AL Water Works Board Water
Revenue	4.000%	1/1/36	250	258
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/43	1,890	2,121
Jefferson County AL Board of Education GO	5.000%	2/1/46	2,165	2,399
Jefferson County AL Revenue	5.000%	9/15/33	500	566
Jefferson County AL Revenue	5.000%	9/15/34	250	281
Jefferson County AL Revenue	5.000%	9/15/35	250	281
				20,084
Alaska (0.1%)
Alaska Municipal Bond Bank Authority
Revenue	5.000%	3/1/27	170	192
Anchorage AK Electric Utility Revenue	5.000%	12/1/41	1,220	1,333
Anchorage AK Electric Utility Revenue	4.000%	12/1/44	350	354
				1,879
Arizona (1.7%)
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/36	1,945	2,208
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/47	715	803
Arizona Board Regents Arizona State
University System Revenue	5.000%	7/1/22 (Prere.)	390	433
Arizona COP	5.000%	10/1/18 (4)	50	51
Arizona COP	5.250%	10/1/20 (4)	120	125
Arizona COP	5.000%	10/1/29 (4)	2,945	3,062
Arizona School Facilities Board COP	5.250%	9/1/18 (Prere.)	200	202
Arizona School Facilities Board COP	5.750%	9/1/18 (Prere.)	420	426
Arizona School Facilities Board COP	5.000%	9/1/19	840	874
Arizona School Facilities Board COP	5.000%	9/1/20	100	107
Arizona School Facilities Board COP	5.000%	9/1/21	590	643
Arizona School Facilities Board COP	5.000%	9/1/23	515	581
Arizona Transportation Board Excise Tax
Revenue	5.250%	7/1/19 (Prere.)	135	140
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	215	243
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	195	221
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/24	585	672
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/25	325	372
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/18	80	80

10

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/19 (Prere.)	415	430
Arizona Transportation Board Highway
Revenue	5.000%	7/1/22 (Prere.)	570	631
Arizona Transportation Board Highway
Revenue	5.000%	7/1/24	280	322
Arizona Transportation Board Highway
Revenue	5.000%	7/1/24	1,040	1,128
Arizona Transportation Board Highway
Revenue	5.000%	7/1/25	580	640
Arizona Transportation Board Highway
Revenue	5.000%	7/1/25	150	163
Arizona Transportation Board Highway
Revenue	5.000%	7/1/26	120	132
Arizona Transportation Board Highway
Revenue	5.000%	7/1/29	985	1,122
Arizona Transportation Board Highway
Revenue	5.000%	7/1/31	2,280	2,584
Arizona Transportation Board Highway
Revenue	5.000%	7/1/32	60	68
Arizona Transportation Board Highway
Revenue	5.000%	7/1/34	1,750	2,006
Arizona Water Infrastructure Finance
Authority Revenue	5.000%	10/1/20 (Prere.)	250	268
Arizona Water Infrastructure Finance
Authority Revenue	5.000%	10/1/22 (ETM)	720	802
Arizona Water Infrastructure Finance
Authority Revenue	5.000%	10/1/22	1,130	1,263
Arizona Water Infrastructure Finance
Authority Revenue	5.000%	10/1/23	175	199
Arizona Water Infrastructure Finance
Authority Revenue	5.000%	10/1/24	135	156
Chandler AZ GO	4.375%	7/1/28	150	151
Maricopa County AZ Community College
District GO	5.000%	7/1/21	225	245
Maricopa County AZ Community College
District GO	5.000%	7/1/23	100	113
Maricopa County AZ COP	3.000%	7/1/18	1,000	1,002
Maricopa County AZ COP	5.000%	7/1/18	1,000	1,005
Phoenix AZ Civic Improvement Corp.
Airport Revenue	5.000%	7/1/18 (Prere.)	75	75
Phoenix AZ Civic Improvement Corp.
Airport Revenue	5.000%	7/1/20 (Prere.)	515	547
Phoenix AZ Civic Improvement Corp.
Airport Revenue	5.250%	7/1/20 (Prere.)	730	779
Phoenix AZ Civic Improvement Corp.
Excise Tax Revenue	5.000%	7/1/18	100	100
Phoenix AZ Civic Improvement Corp.
Excise Tax Revenue	5.000%	7/1/19	860	892
Phoenix AZ Civic Improvement Corp. Transit
Excise Tax Revenue (Light Rail Project)	5.000%	7/1/20	210	223
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/19 (Prere.)	1,500	1,555

11

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/20	700	745
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/22	100	111
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/26	845	966
Phoenix AZ Civic Improvement Corp. Water
System Revenue	4.750%	7/1/44	160	173
Phoenix AZ GO	4.000%	7/1/21	270	286
Phoenix AZ GO	4.000%	7/1/22	335	359
Phoenix AZ GO	4.000%	7/1/24	415	452
Phoenix AZ GO	4.000%	7/1/25	750	817
Phoenix AZ GO	5.000%	7/1/26	120	142
Phoenix AZ Industrial Development Authority
Lease Revenue (Rowan University)	5.250%	6/1/34	85	93
Pima County AZ Industrial Development
Authority Lease Revenue (Clark County
Detention Facilities Project)	5.000%	9/1/39	270	271
Pima County AZ Sewer Revenue	5.000%	7/1/24	220	252
Pinal County AZ Electric District Revenue	5.250%	7/1/21 (Prere.)	125	137
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/19 (Prere.)	750	766
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/19 (Prere.)	50	51
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/19 (Prere.)	75	77
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/19	305	320
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/21	395	426
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/23	480	539
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/24	110	125
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/27	465	509
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	105	126
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	235	257
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/29	720	792
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/30	1,325	1,584
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/31	155	182
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/31	750	823
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/32	265	313
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/35	225	254
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/36	20	23

12

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/38	200	229
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/38	250	290
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/41	2,400	2,691
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/45	1,700	1,902
				46,927
Arkansas (0.1%)
Arkansas GO	5.000%	6/15/21	375	408
Fort Smith AR Water & Sewer Revenue	5.000%	10/1/18 (Prere.)	40	41
Fort Smith AR Water & Sewer Revenue	5.000%	10/1/32 (4)	70	71
Springdale AR Sales and Use Revenue	5.000%	4/1/37 (15)	1,200	1,321
Springdale AR School District No. 50 GO	4.000%	6/1/33	395	414
				2,255
California (15.1%)
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/19 (2)(ETM)	235	229
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/19 (2)	15	14
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/20 (2)(ETM)	240	229
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/20 (2)	5	5
Alameda CA Corridor Transportation
Authority Revenue	5.000%	10/1/34	250	278
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/35 (14)	315	157
Alameda CA Corridor Transportation
Authority Revenue	5.000%	10/1/35 (4)	125	141
Alameda CA Corridor Transportation
Authority Revenue	5.000%	10/1/35	1,140	1,264
Alameda CA Corridor Transportation
Authority Revenue	5.000%	10/1/36	500	553
Alameda CA Corridor Transportation
Authority Revenue	4.000%	10/1/37 (4)	395	406
Allan Hancock CA Joint Community
College GO	0.000%	8/1/47	250	155
Alvord CA Unified School District GO	0.000%	8/1/41 (4)	220	81
Alvord CA Unified School District GO	0.000%	8/1/43 (4)	400	141
Anaheim CA Housing & Public
Improvements Authority Revenue
(Electric Utility Distribution System)	5.000%	10/1/21 (Prere.)	925	1,018
Anaheim CA Housing & Public
Improvements Authority Revenue
(Electric Utility Distribution System)	5.000%	10/1/21 (Prere.)	275	303
Anaheim CA Housing & Public
Improvements Authority Revenue
(Electric Utility Distribution System)	5.000%	10/1/21 (Prere.)	215	237
Anaheim CA Housing & Public
Improvements Authority Revenue
(Electric Utility Distribution System)	5.000%	10/1/33	1,890	2,054

13

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Anaheim CA Housing & Public
Improvements Authority Revenue
(Electric Utility Distribution System)	5.000%	10/1/34	1,505	1,634
Anaheim CA Housing & Public
Improvements Authority Revenue
(Electric Utility Distribution System)	5.000%	10/1/35	1,250	1,355
Anaheim CA Housing & Public
Improvements Authority Revenue
(Electric Utility Distribution System)	5.000%	10/1/41	375	405
Anaheim CA Public Financing Authority
Lease Revenue	0.000%	9/1/32 (4)	1,500	864
Anaheim CA Public Financing Authority
Lease Revenue	0.000%	9/1/36 (4)	1,490	702
Anaheim CA Public Financing Authority
Lease Revenue	5.000%	5/1/39	3,500	3,898
Baldwin Park CA Unified School District GO	0.000%	8/1/42 (15)	200	48
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.125%	4/1/19 (Prere.)	115	119
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/19 (Prere.)	225	232
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/19 (Prere.)	525	542
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	245	278
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	100	113
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/35	1,000	1,054
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/37	1,000	1,050
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/47	500	515
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/49	1,000	1,028
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/54	4,315	4,721
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/54	305	335
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/56	365	374
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/56	1,500	1,671
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	200	200
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	250	248
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	500	497
Beverly Hills CA Unified School District GO	0.000%	8/1/33	100	59
California Department of Water Resources
Power Supply Revenue	4.000%	5/1/18	150	150
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	150	150

14

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	125	125
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	190	190
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	210	210
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	475	475
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	100	100
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	250	250
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	250	250
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	175	181
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	645	686
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	1,825	1,992
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	620	622
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (Prere.)	100	105
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22	225	254
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	100	117
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	825	956
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/31	1,030	1,235
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/32	325	383
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/33	210	247
California Economic Recovery GO	4.600%	7/1/19 (ETM)	1,140	1,178
California Economic Recovery GO	5.000%	7/1/19 (ETM)	405	420
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	325	337
California Educational Facilities Authority
Revenue (Loma Linda University)	5.000%	4/1/42	325	360
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/39	880	1,098
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	6/1/43	585	742

15

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	5/1/45	1,800	2,299
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	6/1/46	1,035	1,326
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/18 (Prere.)	325	329
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/18 (Prere.)	580	589
California GO	5.125%	8/1/18 (Prere.)	165	166
California GO	5.250%	8/1/18 (Prere.)	225	227
California GO	5.000%	2/1/19	300	307
California GO	5.000%	3/1/19	350	360
California GO	5.500%	4/1/19	225	233
California GO	6.000%	4/1/19	165	171
California GO	5.000%	8/1/19	225	234
California GO	5.000%	8/1/19	100	104
California GO	5.000%	9/1/19	135	141
California GO	5.000%	10/1/19	310	324
California GO	4.000%	11/1/19	960	992
California GO	5.000%	2/1/20	110	116
California GO	5.000%	2/1/20	225	237
California GO	5.000%	8/1/20	500	535
California GO	5.000%	9/1/20	100	107
California GO	5.000%	9/1/20	100	107
California GO	5.000%	10/1/20	515	553
California GO	5.000%	10/1/20	1,090	1,170
California GO	5.000%	10/1/20	445	478
California GO	5.250%	10/1/20	500	524
California GO	5.500%	4/1/21	430	445
California GO	5.000%	8/1/21	235	257
California GO	5.000%	9/1/21	245	269
California GO	5.000%	9/1/21	1,010	1,108
California GO	5.000%	10/1/21	160	176
California GO	5.000%	12/1/21	265	292
California GO	5.000%	2/1/22	175	194
California GO	5.250%	4/1/22	20	21
California GO	5.000%	9/1/22	200	224
California GO	5.000%	10/1/22	110	123
California GO	5.250%	10/1/22	135	153
California GO	5.000%	11/1/22	2,000	2,246
California GO	5.000%	12/1/22	175	197
California GO	5.000%	2/1/23	250	276
California GO	5.000%	9/1/23	905	1,031
California GO	5.000%	9/1/23	200	223
California GO	5.250%	9/1/23	100	111
California GO	5.000%	11/1/23	160	183
California GO	5.000%	12/1/23	295	338
California GO	5.000%	12/1/23	375	429
California GO	5.000%	3/1/24	550	631
California GO	5.500%	4/1/24	175	181
California GO	5.000%	5/1/24	300	345
California GO	5.000%	8/1/24	3,000	3,465
California GO	5.000%	8/1/24	1,250	1,444
California GO	5.000%	8/1/24	725	837

16

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California GO	5.000%	8/1/24	365	422
California GO	5.000%	8/1/24	2,000	2,310
California GO	5.250%	9/1/24	25	28
California GO	5.000%	10/1/24	100	116
California GO	5.000%	12/1/24	1,250	1,429
California GO	5.500%	2/1/25	500	597
California GO	5.625%	4/1/25	310	321
California GO	5.000%	8/1/25	3,325	3,902
California GO	5.000%	8/1/25	630	739
California GO	5.000%	8/1/25	120	141
California GO	5.000%	9/1/25	895	1,051
California GO	5.000%	10/1/25	590	683
California GO	5.000%	10/1/25	735	851
California GO	5.000%	11/1/25	250	294
California GO	5.000%	3/1/26	2,060	2,396
California GO	5.000%	3/1/26	840	977
California GO	5.000%	8/1/26	730	854
California GO	5.000%	8/1/26	585	695
California GO	5.000%	8/1/26	800	950
California GO	5.000%	8/1/26	100	119
California GO	5.000%	9/1/26	805	957
California GO	5.000%	9/1/26	275	322
California GO	5.000%	9/1/26	150	152
California GO	5.000%	10/1/26	120	139
California GO	5.000%	2/1/27 (2)	120	143
California GO	5.000%	3/1/27	1,465	1,703
California GO	5.000%	8/1/27	175	207
California GO	5.000%	8/1/27	100	117
California GO	5.000%	8/1/27	920	1,106
California GO	5.500%	8/1/27	30	30
California GO	4.000%	9/1/27	100	107
California GO	5.000%	9/1/27	325	368
California GO	5.000%	9/1/27	2,955	3,500
California GO	5.000%	9/1/27	1,175	1,392
California GO	5.000%	9/1/27	50	51
California GO	5.000%	10/1/27	170	196
California GO	5.000%	10/1/27	100	112
California GO	5.000%	11/1/27	500	567
California GO	5.000%	3/1/28	500	580
California GO	5.750%	4/1/28	295	306
California GO	5.000%	8/1/28	1,000	1,178
California GO	5.000%	8/1/28	330	385
California GO	5.000%	8/1/28	2,225	2,661
California GO	5.000%	8/1/28	2,020	2,379
California GO	5.000%	8/1/28	425	508
California GO	4.000%	9/1/28	200	219
California GO	4.000%	9/1/28	125	133
California GO	5.000%	9/1/28	100	113
California GO	5.000%	9/1/28	325	380
California GO	5.000%	9/1/28	1,450	1,710
California GO	5.000%	10/1/28	930	1,070
California GO	5.000%	8/1/29	555	646
California GO	5.000%	8/1/29	125	147
California GO	5.000%	8/1/29	190	226

17

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California GO	3.000%	9/1/29	105	105
California GO	5.000%	9/1/29	550	646
California GO	5.000%	9/1/29	2,705	3,179
California GO	5.000%	10/1/29	140	146
California GO	5.000%	10/1/29	250	287
California GO	5.250%	10/1/29	110	115
California GO	5.000%	11/1/29	1,140	1,363
California GO	5.000%	12/1/29	100	113
California GO	5.000%	3/1/30	160	185
California GO	5.250%	3/1/30	300	319
California GO	4.500%	8/1/30	10	10
California GO	5.000%	8/1/30	1,000	1,161
California GO	5.000%	8/1/30	2,315	2,748
California GO	5.000%	8/1/30	50	57
California GO	5.500%	8/1/30	100	101
California GO	5.000%	9/1/30	200	232
California GO	5.000%	9/1/30	1,460	1,598
California GO	5.000%	9/1/30	2,200	2,579
California GO	5.000%	9/1/30	1,215	1,424
California GO	5.000%	9/1/30	100	101
California GO	5.000%	10/1/30	340	389
California GO	5.000%	11/1/30	720	813
California GO	5.000%	12/1/30	950	1,075
California GO	5.000%	2/1/31	50	56
California GO	5.750%	4/1/31	835	865
California GO	5.000%	5/1/31	2,220	2,518
California GO	5.000%	8/1/31	300	342
California GO	3.250%	9/1/31	115	116
California GO	5.000%	9/1/31	510	574
California GO	5.000%	9/1/31	2,200	2,568
California GO	5.000%	9/1/31	200	219
California GO	5.000%	10/1/31	340	388
California GO	5.000%	11/1/31	145	164
California GO	5.000%	11/1/31	500	593
California GO	5.000%	11/1/31	400	474
California GO	5.000%	2/1/32	180	200
California GO	5.000%	5/1/32	50	57
California GO	5.000%	8/1/32	250	286
California GO	5.000%	8/1/32	180	209
California GO	5.000%	8/1/32	1,840	2,093
California GO	5.250%	8/1/32 (4)	1,080	1,331
California GO	5.000%	9/1/32	685	797
California GO	5.000%	9/1/32	1,200	1,387
California GO	4.625%	10/1/32	385	414
California GO	5.250%	10/1/32	255	281
California GO	5.000%	11/1/32	1,220	1,440
California GO	5.000%	11/1/32	1,475	1,663
California GO	5.000%	2/1/33	510	565
California GO	6.000%	3/1/33	450	484
California GO	6.500%	4/1/33	6,165	6,426
California GO	4.250%	8/1/33 (14)	15	15
California GO	5.000%	8/1/33	375	428
California GO	5.000%	8/1/33	325	374
California GO	5.000%	8/1/33	1,300	1,474

18

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California GO	3.000%	9/1/33	1,170	1,128
California GO	3.375%	9/1/33	210	211
California GO	4.000%	9/1/33	575	611
California GO	4.000%	9/1/33	500	532
California GO	5.000%	9/1/33	1,000	1,159
California GO	5.000%	10/1/33	2,430	2,760
California GO	4.000%	8/1/34	275	288
California GO	5.000%	8/1/34	1,730	1,980
California GO	4.000%	9/1/34	250	264
California GO	4.000%	9/1/34	355	375
California GO	5.000%	9/1/34	775	888
California GO	5.000%	9/1/34	1,225	1,412
California GO	5.500%	11/1/34	100	105
California GO	5.500%	11/1/34	145	153
California GO	6.250%	11/1/34	1,500	1,598
California GO	4.250%	4/1/35	300	314
California GO	5.250%	4/1/35	300	333
California GO	6.000%	4/1/35	1,705	1,769
California GO	5.000%	8/1/35	355	400
California GO	5.000%	8/1/35	965	1,108
California GO	4.000%	9/1/35	250	264
California GO	5.000%	11/1/35	1,000	1,166
California GO	5.375%	11/1/35	50	54
California GO	3.750%	12/1/35	500	510
California GO	5.600%	3/1/36	815	871
California GO	5.125%	8/1/36	170	171
California GO	4.000%	9/1/36	250	263
California GO	4.000%	9/1/36	2,000	2,103
California GO	5.000%	9/1/36	145	159
California GO	5.000%	4/1/37	500	552
California GO	4.000%	9/1/37	250	263
California GO	4.000%	9/1/37	365	379
California GO	5.000%	10/1/37	110	124
California GO	5.000%	2/1/38	755	830
California GO	5.000%	2/1/38	1,605	1,739
California GO	6.000%	4/1/38	6,250	6,483
California GO	5.250%	8/1/38	150	151
California GO	5.000%	10/1/39	2,005	2,252
California GO	5.000%	10/1/39	1,000	1,136
California GO	6.000%	11/1/39	425	451
California GO	5.500%	3/1/40	365	389
California GO	5.250%	11/1/40	1,340	1,441
California GO	5.000%	9/1/41	1,025	1,114
California GO	5.000%	10/1/41	3,725	4,057
California GO	4.375%	4/1/42	100	105
California GO	5.000%	4/1/42	400	435
California GO	5.000%	9/1/42	3,355	3,677
California GO	5.000%	2/1/43	535	586
California GO	5.000%	4/1/43	2,285	2,512
California GO	4.875%	11/1/43	265	290
California GO	5.000%	11/1/43	1,800	1,999
California GO	4.500%	12/1/43	405	435
California GO	4.000%	10/1/44	525	542
California GO	5.000%	3/1/45	600	674

19

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California GO	5.000%	8/1/45	655	741
California GO	5.000%	9/1/45	500	568
California GO	5.000%	10/1/47	2,000	2,257
California GO	4.000%	11/1/47	1,000	1,037
California GO PUT	3.000%	12/1/19	125	127
California GO PUT	4.000%	12/1/21	500	527
California Infrastructure & Economic
Development Bank Revenue (University
of California)	5.000%	5/15/42	230	266
California Municipal Finance Authority
Revenue (Orange County Civic Center
Infrastructure Improvement Program)	5.000%	6/1/42	400	461
California Municipal Finance Authority
Revenue (Orange County Civic Center
Infrastructure Improvement Program)	4.000%	6/1/47	1,185	1,222
California Municipal Finance Authority
Revenue (Pomona College)	4.000%	1/1/48	2,000	2,066
California Public Works Board Lease Revenue	5.000%	5/1/24	545	624
California Public Works Board Lease Revenue	5.000%	10/1/26	200	237
California Public Works Board Lease Revenue	5.000%	10/1/27	515	617
California Public Works Board Lease Revenue	5.000%	10/1/28	1,500	1,785
California Public Works Board Lease Revenue	5.000%	10/1/29	500	593
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/20	100	107
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/21	465	508
California Public Works Board Lease Revenue
(Department of Corrections)	4.000%	6/1/28	160	168
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/29	240	272
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/32	245	275
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/33	650	728
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/39	640	708
California Public Works Board Lease Revenue
(Department of General Services)	5.000%	5/1/18	150	150
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/26	365	412
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	250	276
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	205	226
California Public Works Board Lease Revenue
(Various Capital Projects)	5.750%	10/1/19 (Prere.)	200	211
California Public Works Board Lease Revenue
(Various Capital Projects)	6.000%	11/1/19 (Prere.)	100	106
California Public Works Board Lease Revenue
(Various Capital Projects)	6.125%	11/1/19 (Prere.)	100	106
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	350	370
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/21	605	655

20

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/21	755	819
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/28	300	343
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/29	125	138
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/29	150	169
California Public Works Board Lease Revenue
(Various Capital Projects)	5.125%	10/1/31	35	38
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/37	405	441
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	255	281
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/38	345	384
California State University Systemwide
Revenue	5.250%	5/1/19 (Prere.)	500	518
California State University Systemwide
Revenue	5.250%	5/1/19 (Prere.)	90	93
California State University Systemwide
Revenue	5.000%	11/1/29	255	294
California State University Systemwide
Revenue	5.000%	11/1/30	100	117
California State University Systemwide
Revenue	4.000%	11/1/31	1,130	1,186
California State University Systemwide
Revenue	5.000%	11/1/31	510	593
California State University Systemwide
Revenue	5.000%	11/1/31	120	142
California State University Systemwide
Revenue	5.000%	11/1/31	150	172
California State University Systemwide
Revenue	5.000%	11/1/32	50	58
California State University Systemwide
Revenue	4.000%	11/1/34	125	131
California State University Systemwide
Revenue	5.000%	11/1/34	650	741
California State University Systemwide
Revenue	4.000%	11/1/35	235	245
California State University Systemwide
Revenue	5.000%	11/1/35	375	435
California State University Systemwide
Revenue	5.000%	11/1/36	485	562
California State University Systemwide
Revenue	4.000%	11/1/37	375	390
California State University Systemwide
Revenue	5.000%	11/1/37	180	205
California State University Systemwide
Revenue	5.000%	11/1/37	1,590	1,752
California State University Systemwide
Revenue	5.000%	11/1/37	565	654
California State University Systemwide
Revenue	5.000%	11/1/37	390	423

21

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California State University Systemwide
Revenue	4.000%	11/1/38	625	648
California State University Systemwide
Revenue	5.000%	11/1/38	1,285	1,462
California State University Systemwide
Revenue	5.000%	11/1/38	650	751
California State University Systemwide
Revenue	5.000%	11/1/39	380	428
California State University Systemwide
Revenue	5.000%	11/1/41	325	369
California State University Systemwide
Revenue	5.000%	11/1/42	100	115
California State University Systemwide
Revenue	4.000%	11/1/45	1,235	1,267
California State University Systemwide
Revenue	5.000%	11/1/45	1,340	1,516
California State University Systemwide
Revenue	5.000%	11/1/47	1,245	1,406
California State University Systemwide
Revenue	5.000%	11/1/47	115	131
California Statewide Communities
Development Authority Student
Housing Revenue (CHF-Irvine LLC -
UCI East Campus Apartments Phase II)	6.000%	5/15/18 (Prere.)	500	501
California Statewide Communities
Development Authority Student
Housing Revenue (CHF-Irvine LLC -
UCI East Campus Apartments Phase II)	5.000%	5/15/40	100	110
California Statewide Communities
Development Authority Student
Housing Revenue (CHF-Irvine LLC -
UCI East Campus Apartments Phase IV)	5.000%	5/15/42	105	117
Centinela Valley CA Union High School
District GO	4.000%	8/1/50 (4)	300	307
Chabot-Las Positas CA Community
College District GO	4.000%	8/1/42	500	518
Chabot-Las Positas CA Community C
ollege District GO	4.000%	8/1/47	1,000	1,032
Chaffey CA Union High School District GO	5.250%	8/1/47	585	680
Clovis CA Unified School District GO	4.000%	8/1/40	150	154
Coast CA Community College District GO	5.000%	8/1/18 (Prere.)	115	116
Coast CA Community College District GO	5.000%	8/1/31	1,000	1,154
Coast CA Community College District GO	4.000%	8/1/38	125	129
Coast CA Community College District GO	5.000%	8/1/38	3,025	3,351
Colton CA Joint Unified School District GO	0.000%	8/1/42 (4)	300	108
Contra Costa CA Community College
District GO	5.000%	8/1/38	180	200
Corona-Norco CA Unified School District GO	0.000%	8/1/39 (4)	675	275
Cypress CA Elementary School District GO	0.000%	8/1/40	250	96
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/19	150	155
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/20 (Prere.)	325	346
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/22	300	336

22

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	65	76
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/32	190	220
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/33	100	118
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/34	800	938
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/37	150	170
East Bay CA Municipal Utility District Water
System Revenue	4.000%	6/1/45	120	124
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/18 (Prere.)	200	201
El Camino CA Community College
District GO	0.000%	8/1/33	190	113
El Camino CA Community College
District GO	0.000%	8/1/38	500	225
Foothill-De Anza CA Community College
District GO	5.000%	8/1/21 (Prere.)	100	110
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	5.750%	1/15/46	250	284
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	6.000%	1/15/49	2,595	3,013
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	6.000%	1/15/53	1,500	1,738
Fremont CA Union High School District GO	4.000%	8/1/40	725	751
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/31 (4)	420	484
Fresno CA Unified School District GO	4.000%	8/1/41	500	512
Gilroy CA School Facilities Finance Authority
Revenue	4.000%	8/1/42	520	530
Imperial CA Irrigation District Electric
Revenue	5.000%	11/1/18 (Prere.)	105	107
Long Beach CA Community College
District GO	5.000%	8/1/22 (Prere.)	100	112
Long Beach CA Community College
District GO	4.000%	8/1/42	500	505
Long Beach CA Unified School District GO	0.000%	8/1/32	100	57
Long Beach CA Unified School District GO	4.000%	8/1/45	350	361
Los Angeles CA Community College
District GO	5.000%	8/1/18 (Prere.)	2,340	2,359
Los Angeles CA Community College
District GO	5.000%	8/1/19	125	130
Los Angeles CA Community College
District GO	6.000%	8/1/19 (Prere.)	1,000	1,053
Los Angeles CA Community College
District GO	5.250%	8/1/20 (Prere.)	100	108
Los Angeles CA Community College
District GO	5.000%	8/1/25	170	198
Los Angeles CA Community College
District GO	5.000%	8/1/26	175	203
Los Angeles CA Community College
District GO	5.000%	8/1/28	570	657

23

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Los Angeles CA Community College
District GO	5.000%	8/1/29	370	426
Los Angeles CA Community College
District GO	5.000%	8/1/30	285	327
Los Angeles CA Community College
District GO	5.000%	8/1/31	670	767
Los Angeles CA Community College
District GO	4.000%	8/1/32	100	106
Los Angeles CA Community College
District GO	5.000%	8/1/36	100	115
Los Angeles CA Community College
District GO	4.000%	8/1/37	1,000	1,049
Los Angeles CA Community College
District GO	4.000%	8/1/39	325	340
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	100	103
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	250	259
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	795	844
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	160	175
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/40	3,065	3,254
Los Angeles CA Department of Water &
Power Revenue	5.000%	12/1/18	2,825	2,872
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/20	370	396
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/24	230	260
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/25	100	116
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/29	245	279
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/29	140	158
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/32	130	147
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/35	1,350	1,487
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/35	300	339
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/36	500	549
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/38	1,575	1,725
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/39	1,535	1,718
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/39	1,300	1,455
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/40	265	301
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/41	155	176

24

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/41	240	257
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/42	1,010	1,144
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/43	180	196
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/43	1,725	1,882
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/43	1,515	1,653
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/44	150	167
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/44	555	618
Los Angeles CA Department of Water &
Power Revenue	4.000%	7/1/47	400	409
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/48	2,000	2,303
Los Angeles CA GO	4.500%	9/1/18 (Prere.)	160	161
Los Angeles CA GO	4.500%	9/1/18 (Prere.)	40	40
Los Angeles CA Harbor Department
Revenue	5.000%	8/1/44	375	417
Los Angeles CA Metropolitan Transportation
Authority Sales Tax Revenue	5.000%	7/1/42	175	201
Los Angeles CA Municipal Improvement
Corp. Lease Revenue	5.000%	11/1/25	85	101
Los Angeles CA Municipal Improvement
Corp. Lease Revenue	5.000%	11/1/31	235	273
Los Angeles CA Municipal Improvement
Corp. Lease Revenue	4.000%	11/1/33	860	905
Los Angeles CA Municipal Improvement
Corp. Lease Revenue	4.000%	11/1/35	900	938
Los Angeles CA Unified School District GO	5.000%	7/1/18	1,400	1,408
Los Angeles CA Unified School District GO	5.000%	7/1/19	3,000	3,115
Los Angeles CA Unified School District GO	5.000%	7/1/19	70	73
Los Angeles CA Unified School District GO	5.000%	7/1/20	985	1,053
Los Angeles CA Unified School District GO	5.000%	7/1/22	380	426
Los Angeles CA Unified School District GO	5.000%	7/1/22	195	219
Los Angeles CA Unified School District GO	5.000%	7/1/23	100	114
Los Angeles CA Unified School District GO	5.000%	7/1/25	295	348
Los Angeles CA Unified School District GO	5.000%	7/1/26	130	153
Los Angeles CA Unified School District GO	5.000%	7/1/27	205	249
Los Angeles CA Unified School District GO	5.000%	7/1/27	275	317
Los Angeles CA Unified School District GO	5.000%	7/1/28	115	125
Los Angeles CA Unified School District GO	5.000%	7/1/28	395	455
Los Angeles CA Unified School District GO	5.000%	7/1/29	370	433
Los Angeles CA Unified School District GO	5.200%	7/1/29	200	208
Los Angeles CA Unified School District GO	5.000%	7/1/30	500	574
Los Angeles CA Unified School District GO	3.000%	7/1/32	700	687
Los Angeles CA Unified School District GO	5.000%	7/1/32	300	325
Los Angeles CA Unified School District GO	5.000%	1/1/34	740	766
Los Angeles CA Unified School District GO	5.000%	1/1/34	140	145
Los Angeles CA Unified School District GO	5.000%	7/1/34	1,000	1,176
Los Angeles CA Unified School District GO	5.000%	7/1/38	1,000	1,167

25

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Los Angeles CA Unified School District GO	4.000%	7/1/40	835	863
Los Angeles CA Unified School District GO	5.000%	7/1/40	385	439
Los Angeles CA Unified School District GO	5.250%	7/1/42	2,000	2,373
Los Angeles CA Wastewater System
Revenue	5.000%	6/1/23	260	297
Los Angeles CA Wastewater System
Revenue	5.000%	6/1/35	500	557
Los Angeles CA Wastewater System
Revenue	5.000%	6/1/43	3,500	3,878
Los Angeles CA Wastewater System
Revenue	5.000%	6/1/45	250	281
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21 (Prere.)	900	985
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/38	455	526
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	8/15/18 (Prere.)	100	101
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	8/1/37	555	607
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	12/1/39	710	791
Los Angeles County CA Public Works
Financing Authority Lease Revenue	4.000%	12/1/40	1,405	1,455
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	8/1/42	400	436
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	12/1/44	370	411
Los Angeles County CA Sanitation
Districts Financing Authority Revenue	5.000%	10/1/20	55	59
Los Angeles County CA Sanitation
Districts Financing Authority Revenue	4.000%	10/1/42	250	258
Los Angeles County CA Unified School
District GO	5.000%	7/1/28	200	238
Los Angeles County CA Unified School
District GO	5.000%	7/1/30	700	823
Manhattan Beach CA Unified School
District GO	5.000%	9/1/38	750	884
Manhattan Beach CA Unified School
District GO	5.000%	9/1/39	1,130	1,327
Mendocino-Lake CA Union School District
Public Financing Authority Revenue	0.000%	8/1/21 (Prere.)	310	28
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/35	100	104
Metropolitan Water District of Southern
California Revenue	5.000%	1/1/39	950	969
Mount Diablo CA Unified School District GO	5.000%	6/1/37	250	274
Mount San Antonio CA Community College
District GO	0.000%	8/1/43	150	120
New Haven CA Unified School District GO	0.000%	8/1/33 (12)	325	185
New Haven CA Unified School District GO	0.000%	8/1/34 (12)	170	92
Newport Mesa CA Unified School District GO	0.000%	8/1/34	300	169
Newport Mesa CA Unified School District GO	0.000%	8/1/36	400	206
Newport Mesa CA Unified School District GO	0.000%	8/1/45	1,000	336

26

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Norwalk-La Mirada CA Unified School
District GO	0.000%	8/1/38 (12)	525	222
Oak Grove CA Unified School District GO	0.000%	6/1/21 (Prere.)	265	58
Oakland CA Unified School District GO	5.000%	8/1/40	280	313
Orange County CA Sanitation District
Wastewater Revenue	3.000%	2/1/31	250	251
Orange County CA Sanitation District
Wastewater Revenue	4.000%	2/1/32	1,185	1,237
Orange County CA Water District Revenue	5.000%	8/15/19 (Prere.)	125	130
Palomar CA Community College District GO	0.000%	8/1/45	1,000	756
Palomar CA Community College District GO	4.000%	8/1/45	350	360
Pasadena CA Unified School District GO	5.000%	8/1/26	10	12
Peralta CA Community College District
Revenue	4.000%	8/1/39	350	359
Pittsburg CA Unified School District
Financing Authority Revenue	5.500%	9/1/21 (Prere.)	350	390
Placentia-Yorba Linda CA Unified School
District GO	0.000%	8/1/49	500	132
Poway CA Unified School District GO	0.000%	8/1/33	1,800	1,032
Poway CA Unified School District GO	0.000%	8/1/46	250	74
Riverside CA Sewer Revenue	5.000%	8/1/40	320	355
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	565	649
Sacramento CA City Unified School
District GO	4.000%	5/1/47	570	588
Sacramento CA Financing Authority Lease
Revenue	5.250%	12/1/30 (2)	310	370
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/18 (Prere.)	40	40
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/20	195	209
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27 (4)	60	61
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/37	545	607
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/41	170	189
Sacramento CA Regional Transportation
District Farebox Revenue	5.000%	3/1/42	150	158
Sacramento CA Water Revenue	5.000%	9/1/38	425	469
Sacramento County CA Airport Revenue	6.000%	7/1/18 (Prere.)	170	171
Sacramento County CA Airport Revenue	5.000%	7/1/40	1,225	1,294
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/44	250	278
San Bernardino CA Community College
District GO	4.000%	8/1/29	1,900	2,039
San Bernardino CA Community College
District GO	4.000%	8/1/33	665	697
San Diego CA Community College
District GO	5.000%	8/1/27	80	96
San Diego CA Community College
District GO	5.000%	8/1/29	100	120
San Diego CA Community College
District GO	5.000%	8/1/30	200	238

27

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Diego CA Community College
District GO	4.000%	8/1/41	225	234
San Diego CA Community College
District GO	5.000%	8/1/43	910	1,021
San Diego CA Public Facilities Financing
Authority Lease Revenue	5.000%	9/1/28	125	133
San Diego CA Public Facilities Financing
Authority Lease Revenue	5.250%	3/1/40	170	181
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	180	186
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	250	259
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	1,170	1,213
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.500%	5/15/19 (Prere.)	300	312
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/20 (Prere.)	100	107
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/22	245	274
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/27	315	376
San Diego CA Public Facilities Financing
Authority Water Revenue	5.375%	8/1/19 (Prere.)	1,000	1,044
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/27	200	239
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	5/1/37	290	333
San Diego CA Unified School District GO	5.000%	7/1/26	150	176
San Diego CA Unified School District GO	5.000%	7/1/28	100	117
San Diego CA Unified School District GO	5.250%	7/1/28 (4)	150	188
San Diego CA Unified School District GO	4.000%	7/1/29	100	109
San Diego CA Unified School District GO	0.000%	7/1/31	170	108
San Diego CA Unified School District GO	4.000%	7/1/32	500	534
San Diego CA Unified School District GO	4.000%	7/1/33	250	264
San Diego CA Unified School District GO	0.000%	7/1/35	295	150
San Diego CA Unified School District GO	0.000%	7/1/35	575	302
San Diego CA Unified School District GO	5.000%	7/1/35	100	111
San Diego CA Unified School District GO	0.000%	7/1/36	340	170
San Diego CA Unified School District GO	0.000%	7/1/36	2,000	995
San Diego CA Unified School District GO	0.000%	7/1/36	895	449
San Diego CA Unified School District GO	0.000%	7/1/37	375	180
San Diego CA Unified School District GO	0.000%	7/1/38	170	78
San Diego CA Unified School District GO	0.000%	7/1/39	100	44
San Diego CA Unified School District GO	5.000%	7/1/40	950	1,083
San Diego CA Unified School District GO	0.000%	7/1/42	150	97
San Diego CA Unified School District GO	3.125%	7/1/42	1,855	1,708
San Diego CA Unified School District GO	0.000%	7/1/43	785	290
San Diego CA Unified School District GO	0.000%	7/1/45	575	195
San Diego CA Unified School District GO	4.000%	7/1/45	225	232
San Diego CA Unified School District GO	5.000%	7/1/45	1,530	1,733
San Diego CA Unified School District GO	0.000%	7/1/47	250	78
San Diego CA Unified School District GO	0.000%	7/1/47	1,495	985
San Diego CA Unified School District GO	0.000%	7/1/48	120	92

28

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Diego CA Unified School District GO	0.000%	7/1/49	535	151
San Diego County CA Regional Airport
Authority Revenue	5.000%	4/1/48	1,365	1,475
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.375%	2/1/19 (Prere.)	400	411
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/41	140	160
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/42	350	379
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/44	575	643
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	4.750%	4/1/48	465	498
San Diego County CA Water Authority
Revenue	5.000%	5/1/18 (Prere.)	30	30
San Diego County CA Water Authority
Revenue	5.000%	5/1/18 (Prere.)	140	140
San Diego County CA Water Authority
Revenue	5.000%	5/1/33	330	383
San Diego County CA Water Authority
Revenue	5.000%	5/1/35	125	144
San Diego County CA Water Authority
Revenue	5.000%	5/1/36	120	138
San Diego County CA Water Authority
Revenue	5.000%	5/1/38	290	332
San Diego County CA Water Authority
Revenue COP	5.000%	5/1/18 (Prere.)	100	100
San Francisco CA Bay Area Rapid Transit
District GO	4.000%	8/1/34	500	530
San Francisco CA Bay Area Rapid Transit
District GO	4.000%	8/1/34	230	243
San Francisco CA City & County (War
Memorial Veterans Building Seismic
Upgrade & Improvements) COP	4.000%	4/1/45	405	415
San Francisco CA City & County COP	5.000%	4/1/28	500	578
San Francisco CA City & County GO	5.000%	10/1/28	100	107
San Francisco CA City & County
International Airport Revenue	5.000%	5/1/19	230	237
San Francisco CA City & County
International Airport Revenue	4.900%	5/1/29	95	99
San Francisco CA City & County
International Airport Revenue	5.000%	5/1/43	130	141
San Francisco CA City & County
International Airport Revenue	5.000%	5/1/46	955	1,075
San Francisco CA City & County Public
Utilities Commission Wastewater Revenue	4.000%	10/1/39	135	138
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/19 (Prere.)	100	105
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/21 (Prere.)	320	353
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	5/1/22 (Prere.)	155	173

29

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/28	125	149
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/32	670	771
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/34	145	169
San Francisco CA City & County Public
Utilities Commission Water Revenue	4.000%	11/1/36	100	104
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/36	100	110
San Francisco CA City & County Public
Utilities Commission Water Revenue	4.000%	11/1/39	125	130
San Francisco CA City & County Public
Utilities Commission Water Revenue	4.000%	11/1/39	180	184
San Francisco CA City & County Public
Utilities Commission Water Revenue	4.000%	11/1/41	250	255
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/41	1,175	1,272
San Francisco CA City & County Public
Utilities Commission Water Revenue	4.000%	10/1/42	2,500	2,550
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/43	750	817
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/28 (ETM)	100	77
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/32 (14)	185	107
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/44	900	973
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.250%	1/15/49	1,000	1,081
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/50	115	124
San Jose CA Airport Revenue	5.000%	3/1/47	500	564
San Jose CA Finance Authority Revenue
(Civic Center Project)	5.000%	6/1/39	615	682
San Jose CA Unified School District Santa
Clara County GO	5.000%	8/1/18 (Prere.)	100	101
San Marcos CA Unified School District GO	0.000%	8/1/32	150	91
San Marcos CA Unified School District GO	0.000%	8/1/51	100	24
San Mateo CA Union High School District GO	5.000%	9/1/21 (Prere.)	10	11
San Mateo CA Union High School District GO	5.000%	9/1/21 (Prere.)	90	99
San Mateo CA Union High School District GO	4.000%	9/1/34	800	841
San Mateo CA Union High School District GO	0.000%	9/1/41	100	84
Santa Barbara CA Secondary/High School
District GO	0.000%	8/1/36	200	93
Santa Barbara CA Secondary/High School
District GO	0.000%	8/1/40	565	221
Santa Clara CA GO	3.250%	8/1/39	645	617
Santa Clara County CA GO	5.000%	8/1/19 (Prere.)	250	260
Santa Clara Valley CA Water District Revenue	5.000%	6/1/46	1,085	1,230
Southern California Public Power Authority
Revenue	5.000%	1/1/19 (Prere.)	1,000	1,022
Southern California Public Power Authority
Revenue (Transmission Project)	6.000%	7/1/18 (Prere.)	1,000	1,007

30

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Southern California Public Power Authority
Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/25	120	128
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/41	425	477
Southwestern California Community
College District GO	0.000%	8/1/46	320	95
Southwestern California Community
College District GO	4.000%	8/1/47	1,505	1,546
Tulare County CA Transportation Authority
Sales Tax Revenue	5.000%	2/1/29	120	136
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	210	221
Turlock CA Irrigation District Revenue	5.500%	1/1/41	1,660	1,784
University of California Regents Medical
Center Pooled Revenue	4.000%	5/15/37	300	310
University of California Revenue	5.000%	5/15/18	125	125
University of California Revenue	5.000%	5/15/21	150	164
University of California Revenue	5.000%	5/15/22	495	554
University of California Revenue	5.000%	5/15/22 (Prere.)	115	128
University of California Revenue	5.000%	5/15/22 (Prere.)	1,360	1,516
University of California Revenue	5.000%	5/15/23	510	582
University of California Revenue	5.000%	5/15/23 (Prere.)	643	729
University of California Revenue	5.000%	5/15/25	165	195
University of California Revenue	5.000%	5/15/25	95	106
University of California Revenue	5.000%	5/15/27	110	129
University of California Revenue	5.000%	5/15/28	100	117
University of California Revenue	5.000%	5/15/29	670	782
University of California Revenue	5.000%	5/15/29	652	734
University of California Revenue	5.000%	5/15/31	380	441
University of California Revenue	5.000%	5/15/32	240	269
University of California Revenue	5.000%	5/15/32	1,000	1,157
University of California Revenue	5.000%	5/15/33	700	783
University of California Revenue	5.000%	5/15/35	175	201
University of California Revenue	4.000%	5/15/36	450	470
University of California Revenue	5.000%	5/15/36	395	457
University of California Revenue	5.000%	5/15/36	275	319
University of California Revenue	5.000%	5/15/37	1,110	1,215
University of California Revenue	5.000%	5/15/38	800	887
University of California Revenue	5.000%	5/15/39	355	393
University of California Revenue	5.000%	5/15/40	140	159
University of California Revenue	5.000%	5/15/41	105	120
University of California Revenue	5.000%	5/15/42	710	773
University of California Revenue	5.000%	5/15/42	1,730	1,981
University of California Revenue	5.000%	5/15/46	2,170	2,461
University of California Revenue	4.000%	5/15/47	560	574
University of California Revenue	5.000%	5/15/47	450	515
University of California Revenue PUT	5.000%	5/15/23	905	1,030
Ventura County CA Public Financing
Authority Lease Revenue	5.000%	11/1/38	810	893
Ventura County CA Public Financing
Authority Lease Revenue	4.000%	11/1/43	115	116
Ventura County CA Public Financing
Authority Lease Revenue	5.000%	11/1/43	205	225
West Contra Costa CA Unified School
District GO	0.000%	8/1/34 (14)	1,000	527

31

[

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Westside Union CA School district GO	0.000%	8/1/45	265	83
William S. Hart Union High School District
California GO	0.000%	8/1/35 (4)	300	156
William S. Hart Union High School District
California GO	4.000%	8/1/38	100	102
Yosemite CA Community College District GO	5.000%	8/1/18 (Prere.)	100	101
Yosemite CA Community College District GO	5.000%	8/1/32	155	178
Yosemite CA Community College District GO	0.000%	8/1/42	1,180	803
				425,905
Colorado (1.0%)
Adams CO 12 Five Star Schools GO	5.000%	12/15/35	300	343
Adams County CO COP	4.000%	12/1/45	280	286
Aurora CO Water Revenue	5.000%	8/1/46	1,500	1,694
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/25 (Prere.)	175	203
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/25 (Prere.)	70	81
Board of Governors of the Colorado State
University System Enterprise Revenue	4.000%	3/1/47	1,000	1,030
Boulder Larimer & Weld Counties CO St.
Vrain Valley School District GO	5.000%	12/15/18 (Prere.)	100	102
Boulder Valley CO School District GO	5.000%	12/1/41	1,200	1,348
Colorado Building Excellent Schools COP	5.000%	3/15/21 (Prere.)	450	486
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	4.000%	3/1/35	750	783
Colorado High Performance Transportation
Enterprise Revenue	5.000%	12/31/47	235	254
Colorado High Performance Transportation
Enterprise Revenue	5.000%	12/31/56	1,000	1,077
Colorado Higher Education Capital
Construction Lease Purchase Financing
Program COP	5.250%	11/1/18 (Prere.)	155	158
Colorado Higher Education Capital
Construction Lease Purchase Financing
Program COP	5.500%	11/1/18 (Prere.)	400	407
Colorado Public Highway Authority Capital
Appreciation Revenue	0.000%	9/1/35	235	121
Colorado Springs CO Utility System Revenue	5.000%	11/15/43	50	56
Denver CO City & County Airport Revenue	5.000%	11/15/25	275	320
Denver CO City & County Airport Revenue	5.250%	11/15/27	150	158
Denver CO City & County Airport Revenue	4.000%	11/15/31	110	117
Denver CO City & County Airport Revenue	5.000%	11/15/33	200	219
Denver CO City & County Airport Revenue	5.250%	11/15/36	785	824
Denver CO City & County Airport Revenue	4.000%	11/15/43	170	176
Denver CO City & County Dedicated Tax
Revenue	5.000%	8/1/44	515	579
Denver CO City & County Dedicated Tax
Revenue	4.000%	8/1/46	150	154
Denver CO City & County School District GO	4.000%	12/1/41	200	208
Denver CO City & Water Commissioners
Revenue	5.000%	9/15/47	180	207
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/29 (14)	270	181

32

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	785	502
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/32 (14)	155	91
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/37 (14)	350	148
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/40	150	62
Regional Transportation District of Colorado
COP	5.000%	6/1/20 (Prere.)	230	244
Regional Transportation District of Colorado
COP	4.375%	6/1/39	1,200	1,248
Regional Transportation District of Colorado
COP	5.000%	6/1/39	245	266
Regional Transportation District of Colorado
COP	4.000%	6/1/40	355	364
Regional Transportation District of Colorado
COP	4.500%	6/1/44	1,250	1,304
Regional Transportation District of Colorado
Sales Tax Revenue	5.000%	11/1/34	520	604
Regional Transportation District of Colorado
Sales Tax Revenue	4.000%	11/1/36	2,525	2,658
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/26	50	56
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/27	1,855	2,063
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/28	100	111
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/28	240	290
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/29	350	387
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/29	10	12
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/33	35	41
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/41	200	227
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/46	2,400	2,710
University of Colorado Enterprise System
Revenue	5.000%	6/1/23 (Prere.)	125	141
University of Colorado Enterprise System
Revenue	5.000%	6/1/23 (Prere.)	250	282
University of Colorado Enterprise System
Revenue	5.000%	6/1/24 (Prere.)	165	189
University of Colorado Enterprise System
Revenue	4.000%	6/1/36	500	525
University of Colorado Enterprise System
Revenue	4.000%	6/1/43	3,000	3,106
				29,203
Connecticut (1.4%)
Connecticut GO	5.000%	11/1/18	125	127
Connecticut GO	5.000%	4/15/19	200	206
Connecticut GO	5.000%	6/15/19	100	103

33

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Connecticut GO	5.000%	11/1/19	255	266
Connecticut GO	5.250%	6/1/20 (2)	280	297
Connecticut GO	5.000%	10/15/20	150	159
Connecticut GO	5.000%	11/1/20	1,000	1,063
Connecticut GO	5.000%	5/15/21	150	160
Connecticut GO	5.000%	10/15/21	645	695
Connecticut GO	5.000%	12/1/21	400	418
Connecticut GO	5.000%	6/1/22	265	287
Connecticut GO	5.000%	10/15/22	170	185
Connecticut GO	5.000%	10/15/22	180	196
Connecticut GO	5.000%	11/15/22	135	147
Connecticut GO	5.000%	6/1/23	305	329
Connecticut GO	5.000%	10/15/23	585	644
Connecticut GO	5.000%	11/15/23	630	695
Connecticut GO	5.000%	3/15/24	410	452
Connecticut GO	5.000%	6/1/24	230	247
Connecticut GO	5.000%	8/15/24	100	109
Connecticut GO	5.000%	10/15/24	120	131
Connecticut GO	5.000%	11/1/24	105	112
Connecticut GO	5.000%	2/15/25	100	102
Connecticut GO	5.000%	5/15/25	390	434
Connecticut GO	5.000%	6/15/25	800	891
Connecticut GO	5.000%	10/15/25	800	894
Connecticut GO	5.000%	10/15/25	100	109
Connecticut GO	5.000%	11/15/25	545	609
Connecticut GO	5.000%	6/15/26	800	887
Connecticut GO	5.000%	10/15/26	725	817
Connecticut GO	5.000%	10/15/26	220	239
Connecticut GO	5.000%	11/1/26	315	319
Connecticut GO	5.000%	11/15/26	710	791
Connecticut GO	5.000%	4/15/27	125	141
Connecticut GO	5.000%	5/15/27	315	353
Connecticut GO	5.000%	8/15/27	500	561
Connecticut GO	5.000%	11/15/27	620	688
Connecticut GO	4.000%	9/15/28	265	272
Connecticut GO	5.000%	11/15/28	300	332
Connecticut GO	5.000%	4/15/29	400	449
Connecticut GO	5.000%	9/15/31	160	170
Connecticut GO	5.000%	11/1/31	170	179
Connecticut GO	5.000%	10/15/34	750	820
Connecticut GO	5.000%	6/15/35	500	539
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/45	300	326
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	5.000%	7/1/18 (Prere.)	1,680	1,689
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.375%	7/11/18	100	100
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	7/1/20	1,605	1,707
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	7/1/22	500	555
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.000%	7/1/26	1,100	1,053

34

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/1/28	2,250	2,706
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/19	345	353
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/21	225	243
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/23	850	941
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/24	350	391
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/24	140	156
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/25	500	545
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/26	180	202
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/26	410	454
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/26	1,095	1,248
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/27	130	145
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/27	835	947
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/28	320	356
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/29	395	426
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/29	680	764
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/29	150	164
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/29	175	190
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/30	435	480
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/30	155	174
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/30	225	244
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/31	405	446
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/32	1,400	1,556
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/33	1,730	1,935
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/33	100	108
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/35	500	542
				38,770

35

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Delaware (0.1%)
Delaware GO	5.000%	7/1/23	2,500	2,836
Delaware GO	5.000%	1/1/28	500	606
Delaware Transportation Authority
Transportation System Revenue	5.000%	6/1/55	450	491
				3,933
District of Columbia (1.1%)
District of Columbia GO	5.000%	6/1/23	805	909
District of Columbia GO	5.000%	6/1/24	515	590
District of Columbia GO	5.000%	6/1/24	130	146
District of Columbia GO	5.000%	6/1/33 (13)	255	256
District of Columbia GO	5.000%	6/1/33	155	173
District of Columbia GO	4.000%	6/1/34	1,030	1,082
District of Columbia GO	5.000%	6/1/34	180	208
District of Columbia GO	5.000%	6/1/35	750	866
District of Columbia GO	4.000%	6/1/36	500	523
District of Columbia GO	5.000%	6/1/36	900	1,037
District of Columbia GO	5.000%	6/1/36	300	339
District of Columbia GO	4.000%	6/1/37	750	783
District of Columbia GO	5.000%	6/1/37	160	184
District of Columbia GO	5.000%	6/1/38	865	961
District of Columbia GO	4.000%	6/1/41	170	176
District of Columbia GO	5.000%	6/1/41	1,575	1,786
District of Columbia GO	5.000%	6/1/41	985	1,112
District of Columbia Income Tax Revenue	5.000%	12/1/19	125	131
District of Columbia Income Tax Revenue	5.000%	12/1/23	340	381
District of Columbia Income Tax Revenue	5.000%	12/1/26	475	503
District of Columbia Income Tax Revenue	5.250%	12/1/26	520	547
District of Columbia Income Tax Revenue	5.000%	12/1/27	375	397
District of Columbia Income Tax Revenue	5.000%	12/1/28	230	244
District of Columbia Income Tax Revenue	5.000%	12/1/30	120	131
District of Columbia Income Tax Revenue	5.000%	12/1/30	100	106
District of Columbia Income Tax Revenue	5.000%	12/1/31	700	776
District of Columbia Income Tax Revenue	5.250%	12/1/34	475	498
District of Columbia Income Tax Revenue	5.000%	12/1/36	2,630	2,860
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/30	420	487
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/34	270	307
District of Columbia Revenue (Georgetown
University) PUT	5.250%	10/1/18 (Prere.)	235	238
District of Columbia Water & Sewer
Authority Public Utility Revenue	5.500%	10/1/23 (4)	105	116
District of Columbia Water & Sewer
Authority Public Utility Revenue	5.000%	10/1/36	915	1,042
District of Columbia Water & Sewer
Authority Public Utility Revenue	5.000%	10/1/39	200	223
District of Columbia Water & Sewer
Authority Public Utility Revenue	5.250%	10/1/40	100	116
District of Columbia Water & Sewer
Authority Public Utility Revenue	5.000%	10/1/44	530	589
District of Columbia Water & Sewer
Authority Public Utility Revenue	5.000%	10/1/45	1,055	1,186

36

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
District of Columbia Water & Sewer
Authority Public Utility Revenue	5.000%	10/1/48	3,000	3,279
Metropolitan Washington DC Transit
Authority Revenue	5.000%	7/1/36	750	862
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/35	175	186
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/39	240	255
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/31 (12)	305	182
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,610	666
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/39 (12)	100	40
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/39	90	35
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/39	20	21
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/40 (12)	1,000	383
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.250%	10/1/44	20	21
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/53	2,865	3,037
				30,976
Florida (4.1%)
Broward County FL Airport System Revenue	5.375%	10/1/29	150	157
Broward County FL Airport System Revenue	5.250%	10/1/38	500	559
Broward County FL Airport System Revenue	4.000%	10/1/42	325	332
Broward County FL Airport System Revenue	5.000%	10/1/42	420	455
Broward County FL School Board COP	5.250%	7/1/18 (Prere.)	60	60
Broward County FL School Board COP	5.000%	7/1/24	125	142
Broward County FL School Board COP	5.000%	7/1/25	100	115
Broward County FL Water & Sewer Utility
Revenue	5.250%	10/1/18 (Prere.)	500	507
Broward County FL Water & Sewer Utility
Revenue	5.000%	10/1/37	380	418
Cape Coral FL Water & Sewer System
Revenue	5.000%	10/1/21 (Prere.)	710	778
Cape Coral FL Water & Sewer System
Revenue	5.000%	10/1/21 (Prere.)	100	110
Cape Coral FL Water & Sewer System
Revenue	4.000%	10/1/42	1,500	1,519
Central Florida Expressway Authority BAN	4.000%	7/1/37	740	762
Central Florida Expressway Authority
Revenue	5.000%	7/1/26	390	458

37

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Central Florida Expressway Authority
Revenue	4.000%	7/1/30	525	557
Central Florida Expressway Authority
Revenue	5.000%	7/1/34	190	216
Central Florida Expressway Authority
Revenue	4.000%	7/1/35	500	516
Central Florida Expressway Authority
Revenue	3.250%	7/1/36	150	139
Central Florida Expressway Authority
Revenue	4.000%	7/1/36	610	628
Central Florida Expressway Authority
Revenue	4.000%	7/1/38	885	909
Central Florida Expressway Authority
Revenue	4.000%	7/1/39	450	461
Central Florida Expressway Authority
Revenue	4.000%	7/1/41	1,860	1,884
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines Account/
Commercial Lines Account)	5.000%	6/1/19	310	320
Clearwater FL Water & Sewer Revenue	5.250%	12/1/19 (Prere.)	280	295
Florida Board of Education Lottery Revenue	5.000%	7/1/18	600	603
Florida Board of Education Lottery Revenue	5.250%	7/1/18 (Prere.)	100	102
Florida Board of Education Lottery Revenue	5.000%	7/1/20	1,475	1,567
Florida Board of Education Lottery Revenue	5.000%	7/1/21	150	163
Florida Board of Education Lottery Revenue	5.000%	7/1/24	1,115	1,279
Florida Board of Education Lottery Revenue	5.000%	7/1/25	130	152
Florida Board of Education Lottery Revenue	5.000%	7/1/28	340	413
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	205	206
Florida Board of Education Public Education
Capital Outlay GO	5.500%	6/1/18 (Prere.)	225	228
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	100	103
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20 (Prere.)	215	228
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	640	679
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	1,000	1,061
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	290	308
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	3,695	4,098
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	1,200	1,331
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/23	150	169
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/25	250	270
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/25	270	298
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/33	715	755

38

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/38	100	101
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/42	500	539
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/47	500	537
Florida Mid-Bay Bridge Authority Revenue	4.000%	10/1/40 (4)	200	203
Florida Municipal Power Agency Revenue	5.250%	10/1/18 (Prere.)	105	107
Florida Municipal Power Agency Revenue	5.250%	10/1/18 (Prere.)	125	127
Florida Municipal Power Agency Revenue	5.250%	10/1/19	485	508
Florida Municipal Power Agency Revenue	5.000%	10/1/22	290	322
Florida Municipal Power Agency Revenue	5.000%	10/1/24	250	285
Florida Municipal Power Agency Revenue	5.000%	10/1/27	100	117
Florida Municipal Power Agency Revenue	5.000%	10/1/28	170	198
Florida Municipal Power Agency Revenue	5.000%	10/1/29	105	122
Florida Turnpike Authority Revenue	4.500%	7/1/37	50	52
Florida Turnpike Authority Revenue	5.000%	7/1/40	1,850	1,974
Florida Water Pollution Control Financing
Corp. Revenue	5.000%	1/15/20	124	127
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/39	400	425
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/44	505	549
Hillsborough County FL School Board
(Master Lease Program) COP	5.000%	7/1/26	105	121
Hillsborough County FL School Board
(Master Lease Program) COP	5.000%	7/1/29	1,215	1,334
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22 (Prere.)	385	429
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	4/1/23 (Prere.)	440	494
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/23	625	694
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/23 (Prere.)	10	11
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/26	225	264
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/28	360	399
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/30	450	528
Jacksonville FL Electric Authority Electric
System Revenue	4.000%	10/1/38	2,200	2,266
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/39	30	33
Jacksonville FL Electric Authority Revenue
(St. John’s River Power Park)	5.000%	10/1/18 (ETM)	475	481
Jacksonville FL Special Revenue	5.000%	10/1/30	525	609
Miami Beach FL Redevelopment Agency
Tax Allocation Revenue	5.000%	2/1/44 (4)	235	260
Miami Beach FL Resort Tax Revenue	5.000%	9/1/45	1,900	2,092
Miami Beach FL Stormwater Revenue	5.000%	9/1/47	3,000	3,262
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/36	1,750	1,828
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/38	1,720	1,772

39

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/18 (Prere.)	375	380
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/19 (Prere.)	1,000	1,049
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	125	145
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	750	798
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	115	122
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/29	155	167
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	250	288
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/35	300	322
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/36	565	592
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/37	320	355
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/41	465	521
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/41	385	408
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	110	115
Miami-Dade County FL Building Better
Communities GO	5.625%	7/1/18 (Prere.)	110	111
Miami-Dade County FL Building Better
Communities GO	5.625%	7/1/18 (Prere.)	165	166
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/40	100	110
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	4.000%	4/1/45	250	256
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/45	785	859
Miami-Dade County FL Expressway
Authority Toll System Revenue	5.000%	7/1/24	225	256
Miami-Dade County FL Expressway
Authority Toll System Revenue	4.000%	7/1/35	110	114
Miami-Dade County FL Expressway
Authority Toll System Revenue	5.000%	7/1/40	4,030	4,236
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue	5.375%	10/1/28 (12)	150	157
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue	0.000%	10/1/48 (12)	515	137
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue	0.000%	4/1/49 (12)	1,975	498
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	150	150
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	250	250
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	100	100
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	120	120
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	100	100
Miami-Dade County FL School Board COP	5.375%	2/1/19 (Prere.)	355	365

40

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Miami-Dade County FL School Board COP	5.000%	2/1/24	185	207
Miami-Dade County FL School Board COP	5.000%	8/1/24 (2)	1,425	1,436
Miami-Dade County FL School Board COP	5.000%	2/1/25	135	153
Miami-Dade County FL School Board COP	5.000%	2/1/26	405	465
Miami-Dade County FL School Board COP	5.625%	5/1/31	65	71
Miami-Dade County FL School District GO	5.000%	3/15/46	3,000	3,331
Miami-Dade County FL Seaport Revenue	5.500%	10/1/42	2,890	3,198
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/29	690	754
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	100	109
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	100	109
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/32	590	642
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/34	465	522
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	570	638
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	1,080	1,172
Miami-Dade County FL Special Obligation
Revenue	4.000%	10/1/39	135	138
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/42	130	44
Miami-Dade County FL Transit Sales
Surtax Revenue	5.000%	7/1/18 (Prere.)	145	146
Miami-Dade County FL Transit Sales
Surtax Revenue	5.000%	7/1/37	560	610
Miami-Dade County FL Transit Sales
Surtax Revenue	4.000%	7/1/38	1,000	1,034
Miami-Dade County FL Transit Sales
Surtax Revenue	4.000%	7/1/42	190	193
Miami-Dade County FL Transit Sales
Surtax Revenue	5.000%	7/1/42	2,430	2,623
Miami-Dade County FL Water & Sewer
Revenue	5.125%	10/1/18 (Prere.)	440	446
Miami-Dade County FL Water & Sewer
Revenue	5.250%	10/1/18 (4)	300	304
Miami-Dade County FL Water & Sewer
Revenue	6.000%	10/1/18 (Prere.)	110	112
Miami-Dade County FL Water & Sewer
Revenue	5.250%	10/1/19 (4)	200	209
Miami-Dade County FL Water & Sewer
Revenue	5.000%	10/1/20 (Prere.)	1,475	1,579
Miami-Dade County FL Water & Sewer
Revenue	5.000%	10/1/20 (Prere.)	1,200	1,284
Miami-Dade County FL Water & Sewer
Revenue	5.000%	10/1/22	120	134
Miami-Dade County FL Water & Sewer
Revenue	5.000%	10/1/23	405	458
Miami-Dade County FL Water & Sewer
Revenue	5.000%	10/1/24	700	801

41

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Miami-Dade County FL Water & Sewer
Revenue	5.000%	10/1/25	435	505
Miami-Dade County FL Water & Sewer
Revenue	5.000%	10/1/26	575	665
Miami-Dade County FL Water & Sewer
Revenue	5.250%	10/1/29	250	281
Miami-Dade County FL Water & Sewer
Revenue	5.000%	10/1/42	1,680	1,825
Miami-Dade County FL Water & Sewer
Revenue	3.375%	10/1/47	1,215	1,088
Orange County FL School Board COP	5.500%	8/1/19 (Prere.)	600	627
Orange County FL School Board COP	5.000%	8/1/31	1,035	1,176
Orange County FL School Board COP	5.000%	8/1/33	835	953
Orange County FL School Board COP	5.000%	8/1/34	160	182
Orange County FL Tourist Development
Revenue	5.000%	10/1/22	225	250
Orange County FL Tourist Development
Revenue	5.000%	10/1/24	195	223
Orange County FL Tourist Development
Revenue	4.000%	10/1/34	1,000	1,040
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	120	128
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	670	711
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	865	919
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/22	75	83
Orlando FL Contract Tourist Development
Tax Payments Revenue	5.000%	5/1/24 (Prere.)	1,445	1,655
Orlando FL Contract Tourist Development
Tax Payments Revenue	5.000%	5/1/24 (Prere.)	310	355
Orlando FL Contract Tourist Development
Tax Payments Revenue	5.250%	5/1/24 (Prere.)	200	232
Orlando FL Utility Commission Utility
System Revenue	5.000%	10/1/18	400	405
Orlando FL Utility Commission Utility
System Revenue	5.000%	4/1/19 (Prere.)	1,350	1,388
Orlando FL Utility Commission Utility
System Revenue	5.000%	10/1/23	175	199
Orlando FL Utility Commission Utility
System Revenue	5.000%	10/1/25	195	227
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/21	115	104
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/22	50	44
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/32	45	37
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/39	590	471
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	5.375%	10/1/47	380	407
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/18 (Prere.)	335	335

42

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/18 (Prere.)	105	105
Palm Beach County FL School Board COP	5.000%	8/1/26	850	993
Palm Beach County FL School Board COP	5.000%	8/1/27	175	207
Palm Beach County FL School Board COP	5.000%	8/1/31	100	113
Palm Beach County FL Solid Waste
Authority Revenue	5.500%	10/1/18 (Prere.)	65	66
Palm Beach County FL Solid Waste
Authority Revenue	5.000%	10/1/21 (Prere.)	5	5
Palm Beach County FL Solid Waste
Authority Revenue	5.000%	10/1/24	145	158
Palm Beach County FL Solid Waste
Authority Revenue	5.000%	10/1/31	665	724
Port St. Lucie FL Utility Revenue	5.000%	9/1/18 (Prere.)	100	101
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	10	10
Reedy Creek FL Improvement District GO	5.000%	6/1/38	290	321
South Florida Water Management District
COP	5.000%	10/1/33	275	312
Tallahassee FL Energy System Revenue	5.000%	10/1/33	1,000	1,117
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/18 (Prere.)	130	132
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/18 (ETM)	120	122
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/18 (Prere.)	85	86
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/19 (ETM)	410	427
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/37	1,290	1,478
Tampa FL Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	635	727
Tampa FL Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	250	288
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/22 (Prere.)	210	233
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/37	3,440	3,730
Tampa-Hillsborough County FL Expressway
Authority Revenue	4.000%	7/1/42	2,500	2,540
				116,159
Georgia (2.1%)
Athens-Clarke County GA Unified
Government Water & Sewerage Revenue	5.625%	1/1/19 (Prere.)	110	113
Atlanta GA Airport Passenger Facility
Charge Revenue	5.000%	1/1/19	120	123
Atlanta GA Airport Passenger Facility
Charge Revenue	5.000%	1/1/24	240	252
Atlanta GA Airport Passenger Facility
Charge Revenue	5.000%	1/1/29	165	185
Atlanta GA Water & Wastewater Revenue	5.250%	11/1/19 (Prere.)	780	819
Atlanta GA Water & Wastewater Revenue	5.375%	11/1/19 (Prere.)	60	63
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	100	106
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	245	260
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	50	53
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	575	610
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	1,200	1,276
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	1,000	1,064
Atlanta GA Water & Wastewater Revenue	5.250%	11/1/27 (4)	150	179
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/27 (14)	715	853

43

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/28	155	179
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/29	190	218
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/33	545	620
Atlanta GA Water & Wastewater Revenue	5.250%	11/1/34 (4)	610	638
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35	230	260
Atlanta GA Water & Wastewater Revenue	5.375%	11/1/39 (4)	95	99
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/40	1,305	1,464
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/43	535	599
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/41	545	595
Georgia GO	5.000%	7/1/18 (Prere.)	150	151
Georgia GO	5.000%	7/1/18	2,000	2,011
Georgia GO	5.000%	1/1/19 (Prere.)	350	357
Georgia GO	5.000%	7/1/19	100	104
Georgia GO	5.000%	7/1/19	665	690
Georgia GO	5.000%	10/1/19	1,525	1,593
Georgia GO	5.000%	9/1/20	100	107
Georgia GO	5.000%	7/1/21	2,145	2,342
Georgia GO	5.000%	10/1/21	250	274
Georgia GO	5.000%	2/1/22	125	138
Georgia GO	4.500%	11/1/22	135	146
Georgia GO	5.000%	2/1/23	1,400	1,577
Georgia GO	5.000%	7/1/24	130	131
Georgia GO	4.000%	1/1/25	1,420	1,560
Georgia GO	5.000%	1/1/25	375	421
Georgia GO	4.000%	7/1/25	1,665	1,839
Georgia GO	5.000%	12/1/25	100	118
Georgia GO	5.000%	1/1/26	1,805	2,134
Georgia GO	5.000%	7/1/26	800	952
Georgia GO	5.000%	12/1/26	3,100	3,711
Georgia GO	5.000%	7/1/27	240	265
Georgia GO	5.000%	1/1/28	2,015	2,409
Georgia GO	5.000%	7/1/28	95	113
Georgia GO	5.000%	7/1/28	700	842
Georgia GO	5.000%	2/1/30	1,740	2,066
Georgia GO	5.000%	2/1/32	525	617
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/22	730	796
Georgia Road & Tollway Authority Revenue	5.000%	6/1/18 (4)	175	175
Georgia Road & Tollway Authority Revenue	5.000%	6/1/19 (Prere.)	300	310
Georgia Road & Tollway Authority Revenue	5.000%	6/1/19	405	418
Georgia Road & Tollway Authority Revenue	5.000%	6/1/21	425	461
Gwinnett County GA School District GO	5.000%	8/1/20	1,000	1,068
Gwinnett County GA School District GO	5.000%	8/1/21	1,680	1,836
Gwinnett County GA School District GO	5.000%	8/1/22	1,000	1,115
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/19 (Prere.)	375	389
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/19 (14)	85	88
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.250%	7/1/19 (Prere.)	1,250	1,299
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/20 (14)	1,695	1,805
Municipal Electric Authority Georgia Revenue	5.750%	7/1/18 (Prere.)	545	549
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	1,250	1,305

44

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	200	228
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	545	620
Municipal Electric Authority Georgia Revenue	5.000%	7/1/60	1,765	1,865
Municipal Electric Authority Georgia Revenue	5.000%	7/1/60	1,370	1,423
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	1,755	1,874
Paulding County GA Water & Sewerage
Revenue	3.000%	12/1/48	100	83
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/18 (Prere.)	555	561
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/29	100	104
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	10/1/38	2,900	3,314
Private Colleges & University Authority of
Georgia Revenue (Savannah College of
Art & Design)	5.000%	4/1/44	575	618
Sandy Springs GA Public Facilities Authority
(City Center Project)	4.000%	5/1/47	190	196
				59,796
Hawaii (1.1%)
Hawaii Airports System Revenue	5.000%	7/1/34	100	106
Hawaii Airports System Revenue	5.000%	7/1/39	100	106
Hawaii GO	5.000%	5/1/18 (Prere.)	95	95
Hawaii GO	5.000%	5/1/18 (Prere.)	5	5
Hawaii GO	5.000%	11/1/18	625	635
Hawaii GO	5.000%	11/1/18	100	102
Hawaii GO	5.000%	12/1/18	680	693
Hawaii GO	5.000%	8/1/21	3,000	3,277
Hawaii GO	5.000%	11/1/21	125	137
Hawaii GO	5.000%	12/1/21 (Prere.)	135	148
Hawaii GO	5.000%	12/1/21 (Prere.)	125	137
Hawaii GO	5.000%	12/1/21 (Prere.)	65	71
Hawaii GO	5.000%	12/1/21 (Prere.)	260	286
Hawaii GO	5.000%	12/1/21 (Prere.)	195	214
Hawaii GO	5.000%	12/1/21 (Prere.)	100	110
Hawaii GO	5.000%	12/1/21 (Prere.)	490	537
Hawaii GO	5.000%	12/1/21 (Prere.)	90	99
Hawaii GO	5.000%	12/1/21 (Prere.)	460	504
Hawaii GO	5.000%	8/1/23 (Prere.)	40	45
Hawaii GO	5.000%	8/1/23 (Prere.)	80	90
Hawaii GO	5.000%	8/1/23	310	352
Hawaii GO	5.000%	10/1/23	795	904
Hawaii GO	5.000%	10/1/23	1,900	2,161
Hawaii GO	5.000%	8/1/24	265	305
Hawaii GO	5.000%	10/1/24	285	329
Hawaii GO	5.000%	8/1/25	695	798
Hawaii GO	5.000%	10/1/26	275	321
Hawaii GO	5.000%	10/1/27	350	414
Hawaii GO	5.000%	10/1/27	610	709
Hawaii GO	4.000%	4/1/28	110	120
Hawaii GO	5.000%	8/1/28	50	57
Hawaii GO	5.000%	10/1/28	225	265
Hawaii GO	4.000%	4/1/29	1,750	1,897

45

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Hawaii GO	5.000%	8/1/29	150	170
Hawaii GO	5.000%	8/1/30	765	866
Hawaii GO	5.000%	8/1/30	45	50
Hawaii GO	4.000%	5/1/31	325	348
Hawaii GO	5.000%	10/1/31	390	460
Hawaii GO	4.000%	5/1/32	500	531
Hawaii GO	4.000%	1/1/34	2,675	2,824
Hawaii GO	5.000%	5/1/34	950	1,100
Hawaii GO	4.000%	5/1/36	500	524
Honolulu HI City & County GO	5.000%	11/1/22 (Prere.)	525	588
Honolulu HI City & County GO	5.000%	11/1/22 (Prere.)	300	336
Honolulu HI City & County GO	5.000%	10/1/23	1,225	1,390
Honolulu HI City & County Wastewater
System Revenue	5.250%	7/1/21 (Prere.)	250	275
Honolulu HI City & County Wastewater
System Revenue	5.000%	7/1/22 (Prere.)	185	206
Honolulu HI City & County Wastewater
System Revenue	4.000%	7/1/31	270	288
Honolulu HI City & County Wastewater
System Revenue	4.000%	7/1/33	575	608
Honolulu HI City & County Wastewater
System Revenue	4.000%	7/1/38	500	522
Honolulu HI City & County Wastewater
System Revenue	5.000%	7/1/40	1,485	1,664
Honolulu HI City & County Wastewater
System Revenue	4.000%	7/1/42	1,000	1,033
Honolulu HI City & County Wastewater
System Revenue	5.000%	7/1/45	355	397
				30,209
Idaho (0.0%)
Idaho Housing & Finance Association RAN	5.250%	7/15/18 (Prere.)	65	66
Idaho Housing & Finance Association RAN	5.000%	7/15/26	670	778
				844
Illinois (4.1%)
Chicago IL Board of Education GO	5.750%	4/1/33	100	114
Chicago IL Board of Education GO	5.750%	4/1/35	350	395
Chicago IL Board of Education GO	6.000%	4/1/46	2,265	2,632
Chicago IL GO	5.000%	1/1/22	125	131
Chicago IL GO	5.000%	1/1/23	35	37
Chicago IL GO	5.000%	12/1/23 (2)	90	90
Chicago IL GO	5.000%	1/1/24	245	259
Chicago IL GO	5.000%	1/1/25 (14)	305	306
Chicago IL GO	5.000%	1/1/25	260	276
Chicago IL GO	5.000%	1/1/26	495	527
Chicago IL GO	5.000%	1/1/27 (4)	200	208
Chicago IL GO	5.000%	1/1/28 (4)	100	104
Chicago IL GO	5.000%	1/1/29 (4)	100	104
Chicago IL GO	4.750%	1/1/30 (4)	515	517
Chicago IL GO	5.625%	1/1/30	400	438
Chicago IL GO	5.625%	1/1/31	200	218
Chicago IL GO	5.000%	1/1/32 (14)	335	337
Chicago IL GO	5.500%	1/1/33	510	540
Chicago IL GO	5.750%	1/1/33	515	562
Chicago IL GO	5.500%	1/1/34	150	158

46

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Chicago IL GO	5.000%	1/1/35	700	711
Chicago IL GO	4.750%	1/1/36 (4)	175	176
Chicago IL GO	5.000%	1/1/38	155	158
Chicago IL GO	6.000%	1/1/38	1,000	1,105
Chicago IL GO	5.500%	1/1/39	335	350
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/18	100	102
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/24	275	312
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/25	110	126
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/26	60	70
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/30	340	389
Chicago IL Midway Airport Revenue	5.000%	1/1/25	75	82
Chicago IL Midway Airport Revenue	5.000%	1/1/27	60	67
Chicago IL Midway Airport Revenue	5.000%	1/1/41	390	429
Chicago IL Midway Airport Revenue	5.000%	1/1/46	485	531
Chicago IL O’Hare International Airport
Revenue	5.500%	1/1/21 (Prere.)	100	109
Chicago IL O’Hare International Airport
Revenue	5.625%	1/1/21 (Prere.)	1,530	1,668
Chicago IL O’Hare International Airport
Revenue	5.750%	1/1/21 (Prere.)	1,845	2,018
Chicago IL O’Hare International Airport
Revenue	6.000%	1/1/21 (Prere.)	100	110
Chicago IL O’Hare International Airport
Revenue	6.500%	1/1/21 (Prere.)	2,110	2,345
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/24	185	208
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/25	175	199
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/26	100	113
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/28	85	96
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/28	1,695	1,842
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/30	200	224
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/33	500	560
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/34	500	557
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/34	605	669
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/35	50	52
Chicago IL O’Hare International Airport
Revenue	5.625%	1/1/35	585	632
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/37	400	442

47

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/38	240	267
Chicago IL O’Hare International Airport
Revenue	5.750%	1/1/38	2,000	2,247
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/39	525	565
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/39	650	723
Chicago IL O’Hare International Airport
Revenue	5.750%	1/1/39	505	547
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/44	350	375
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/46	590	648
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/47	3,185	3,509
Chicago IL Transit Authority Sales Tax
Receipts Revenue	5.250%	12/1/49	250	274
Chicago IL Transit Authority Sales Tax
Receipts Revenue	5.000%	12/1/51	500	528
Chicago IL Transit Authority Sales Tax
Receipts Revenue	5.000%	12/1/51 (4)	500	536
Chicago IL Wastewater Transmission
Revenue	5.000%	1/1/20	500	521
Chicago IL Wastewater Transmission
Revenue	0.000%	1/1/28 (14)	275	192
Chicago IL Wastewater Transmission
Revenue	5.000%	1/1/39	150	159
Chicago IL Wastewater Transmission
Revenue	5.250%	1/1/42 (4)	500	559
Chicago IL Wastewater Transmission
Revenue	5.000%	1/1/47	500	535
Chicago IL Water Revenue	5.250%	11/1/18 (Prere.)	350	356
Chicago IL Water Revenue	5.000%	11/1/29	50	54
Chicago IL Waterworks Revenue	4.000%	11/1/18	150	152
Chicago IL Waterworks Revenue	5.000%	11/1/30	250	277
Cook County IL Community College
District GO	5.500%	12/1/38	200	210
Cook County IL Community College
District GO	5.000%	12/1/47 (15)	500	539
Cook County IL GO	4.000%	11/15/18	300	303
Cook County IL GO	5.000%	11/15/18	605	615
Cook County IL GO	5.000%	11/15/19	115	120
Cook County IL GO	5.000%	11/15/21	125	130
Cook County IL GO	5.250%	11/15/22	360	386
Cook County IL GO	5.000%	11/15/23	335	377
Cook County IL GO	5.000%	11/15/24	430	473
Cook County IL GO	5.250%	11/15/24	200	218
Cook County IL GO	5.000%	11/15/25	295	323
Cook County IL GO	5.250%	11/15/25	100	109
Cook County IL GO	5.000%	11/15/26	135	154
Cook County IL GO	5.000%	11/15/28	85	90
Cook County IL GO	5.250%	11/15/28	1,175	1,265
Cook County IL GO	5.000%	11/15/31	500	556

48

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Cook County IL Sales Tax Revenue	5.000%	11/15/37	375	405
Illinois Finance Authority Revenue (DePaul
University)	6.125%	4/1/21 (Prere.)	300	333
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	5.000%	9/1/46	140	149
Illinois Finance Authority Revenue
(University of Chicago)	5.500%	7/1/18 (Prere.)	110	111
Illinois Finance Authority Revenue
(University of Chicago)	5.500%	7/1/18 (Prere.)	80	81
Illinois Finance Authority Revenue
(University of Chicago)	5.750%	7/1/18 (Prere.)	120	121
Illinois Finance Authority Revenue
(University of Chicago)	4.000%	10/1/32	90	93
Illinois Finance Authority Revenue
(University of Chicago)	4.000%	10/1/33	50	52
Illinois Finance Authority Revenue
(University of Chicago)	4.000%	10/1/49	235	236
Illinois Finance Authority Revenue
(University of Chicago)	5.000%	10/1/51	75	80
Illinois GO	5.000%	8/1/18	5,025	5,053
Illinois GO	4.000%	9/1/18	285	286
Illinois GO	5.000%	11/1/18	115	116
Illinois GO	5.000%	2/1/19	1,705	1,731
Illinois GO	5.000%	8/1/19	1,550	1,588
Illinois GO	4.000%	9/1/19	25	25
Illinois GO	4.000%	2/1/20	100	101
Illinois GO	5.000%	7/1/20	125	129
Illinois GO	5.000%	8/1/20 (4)	650	683
Illinois GO	4.000%	9/1/20	135	137
Illinois GO	5.000%	11/1/20	1,500	1,559
Illinois GO	4.000%	1/1/21	310	313
Illinois GO	5.000%	1/1/21	100	104
Illinois GO	5.250%	1/1/21	275	287
Illinois GO	4.000%	2/1/21	100	101
Illinois GO	5.000%	7/1/21	375	389
Illinois GO	5.000%	8/1/21	1,285	1,335
Illinois GO	5.000%	11/1/21	2,500	2,602
Illinois GO	5.000%	2/1/22	240	249
Illinois GO	5.000%	2/1/22	150	156
Illinois GO	5.000%	5/1/22	55	57
Illinois GO	5.000%	8/1/22 (4)	200	214
Illinois GO	4.000%	9/1/22	200	201
Illinois GO	4.000%	9/1/22	115	115
Illinois GO	5.000%	2/1/23	200	208
Illinois GO	5.000%	2/1/23	220	229
Illinois GO	5.000%	5/1/23	225	234
Illinois GO	5.000%	7/1/23	580	604
Illinois GO	5.000%	11/1/23	2,500	2,607
Illinois GO	5.000%	1/1/24	290	296
Illinois GO	5.000%	2/1/24	125	130
Illinois GO	5.500%	7/1/24	600	641
Illinois GO	5.000%	11/1/24	3,000	3,115
Illinois GO	5.000%	3/1/25	390	402
Illinois GO	5.500%	7/1/25	470	499

49

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Illinois GO	4.000%	8/1/25	580	567
Illinois GO	5.000%	8/1/25	60	62
Illinois GO	5.000%	11/1/25	3,000	3,126
Illinois GO	5.000%	5/1/26	150	155
Illinois GO	5.500%	7/1/26	470	497
Illinois GO	5.000%	11/1/26	5,000	5,204
Illinois GO	5.000%	2/1/27	500	520
Illinois GO	5.000%	2/1/27	50	51
Illinois GO	5.000%	5/1/27	250	257
Illinois GO	5.000%	11/1/28	4,500	4,665
Illinois GO	5.000%	5/1/29	75	77
Illinois GO	5.250%	7/1/29	295	304
Illinois GO	4.000%	2/1/31 (4)	250	257
Illinois GO	5.250%	2/1/31	100	103
Illinois GO	5.000%	3/1/32	50	51
Illinois GO	4.000%	12/1/33	925	846
Illinois GO	5.000%	1/1/34	665	672
Illinois GO	5.000%	5/1/35	150	151
Illinois GO	5.000%	12/1/35	1,500	1,536
Illinois GO	5.000%	5/1/36	365	368
Illinois GO	5.500%	7/1/38	200	206
Illinois GO	5.000%	5/1/39	555	557
Illinois GO	5.000%	1/1/41	100	101
Illinois GO	4.000%	6/1/41	60	53
Illinois Municipal Electric Agency Power
Supply System Revenue	5.000%	2/1/22	100	109
Illinois Municipal Electric Agency Power
Supply System Revenue	5.000%	2/1/23	230	255
Illinois Municipal Electric Agency Power
Supply System Revenue	5.000%	2/1/29	40	45
Illinois Municipal Electric Agency Power
Supply System Revenue	5.000%	2/1/31	1,000	1,118
Illinois Municipal Electric Agency Power
Supply System Revenue	4.000%	2/1/33	250	259
Illinois Regional Transportation Authority
Revenue	5.750%	6/1/21 (4)	120	132
Illinois Regional Transportation Authority
Revenue	6.500%	7/1/26 (14)	170	209
Illinois Regional Transportation Authority
Revenue	5.750%	6/1/34 (4)	175	220
Illinois Sales Tax Revenue	4.750%	6/15/19 (Prere.)	225	232
Illinois Sales Tax Revenue	5.250%	6/15/19 (Prere.)	160	166
Illinois Sales Tax Revenue	5.000%	6/15/20	270	285
Illinois Sales Tax Revenue	5.000%	6/15/20	250	264
Illinois Sales Tax Revenue	4.000%	6/15/21	350	356
Illinois Sales Tax Revenue	5.000%	6/15/21	175	188
Illinois Sales Tax Revenue	5.000%	6/15/22	210	230
Illinois Sales Tax Revenue	5.000%	6/15/22	225	246
Illinois Sales Tax Revenue	5.000%	6/15/24	185	204
Illinois Sales Tax Revenue	5.000%	6/15/25	100	110
Illinois Sales Tax Revenue	5.000%	6/15/26	540	598
Illinois Sports Facility Authority Revenue	0.000%	6/15/26 (2)	245	173
Illinois Sports Facility Authority Revenue	5.000%	6/15/27 (4)	990	1,068
Illinois Toll Highway Authority Revenue	5.000%	12/1/18	100	102

50

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Illinois Toll Highway Authority Revenue	5.000%	1/1/21	100	107
Illinois Toll Highway Authority Revenue	5.000%	12/1/21	150	164
Illinois Toll Highway Authority Revenue	5.000%	1/1/24	100	113
Illinois Toll Highway Authority Revenue	5.000%	1/1/29	325	339
Illinois Toll Highway Authority Revenue	4.000%	12/1/31	185	193
Illinois Toll Highway Authority Revenue	5.000%	12/1/32	175	199
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	750	826
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	360	402
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	120	134
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	1,000	1,095
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	375	411
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	2,245	2,446
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	1,000	1,118
Illinois Toll Highway Authority Revenue	5.000%	1/1/39	235	257
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	1,050	1,157
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	3,180	3,527
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	755	528
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/28 (14)	205	131
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	70	42
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/30 (4)	150	91
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/33 (14)	165	81
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	12/15/34 (14)	305	138
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	520	151
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/46 (4)	615	161
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/47 (4)	120	30
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/20 (14)	290	270
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.650%	6/15/22 (ETM)	30	34
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.650%	6/15/22 (14)	265	293
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/23 (ETM)	5	4
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/23 (14)	235	188
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/30 (14)	250	141

51

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/32 (14)	430	223
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/34 (14)	250	115
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/37 (14)	290	114
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/43 (4)	320	98
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/45 (4)	340	94
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	6/15/50 (4)	350	365
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/51 (4)	570	113
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/56 (4)	2,000	311
Northern Illinois Municipal Power Agency
Project Revenue	4.000%	12/1/32	175	179
Northern Illinois Municipal Power Agency
Project Revenue	4.000%	12/1/35	185	187
Northern Illinois Municipal Power Agency
Project Revenue	5.000%	12/1/41	485	527
Springfield IL Electric Revenue	5.000%	3/1/33	500	546
Will County IL Community High School
District No. 210 (Lincoln-Way) GO	0.000%	1/1/31	190	95
Will County IL Community High School
District No. 210 (Lincoln-Way) GO	0.000%	1/1/32	90	42
Will County IL Community High School
District No. 210 (Lincoln-Way) GO	0.000%	1/1/33	300	131
				116,320
Indiana (0.4%)
Carmel IN Redevelopment Authority	4.000%	2/1/38	675	691
Indiana Finance Authority Highway Revenue	5.000%	12/1/21	140	154
Indiana Finance Authority Highway Revenue	5.000%	12/1/23	385	438
Indiana Finance Authority Highway Revenue	5.000%	12/1/25	935	1,097
Indiana Finance Authority Highway Revenue	5.000%	6/1/29	350	426
Indiana Finance Authority Revenue	5.000%	2/1/20	105	111
Indiana Finance Authority Revenue	5.000%	2/1/24	145	166
Indiana Finance Authority Revenue	5.000%	2/1/25	100	116
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/33	175	202
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/34	210	242
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/37	320	368

52

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/21 (Prere.)	680	734
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/29	810	969
Indiana Finance Authority Wastewater
Utility Revenue (CWA Authority Project)	5.250%	10/1/31	590	645
Indiana Finance Authority Wastewater
Utility Revenue (CWA Authority Project)	5.000%	10/1/41	250	269
Indiana Finance Authority Wastewater
Utility Revenue (CWA Authority Project)	5.000%	10/1/41 (14)	500	560
Indiana Municipal Power Agency Revenue	6.000%	1/1/19 (Prere.)	100	103
Indiana Municipal Power Agency Revenue	4.000%	1/1/42	110	113
Indiana Municipal Power Agency Revenue	5.000%	1/1/42	1,715	1,923
Indianapolis IN Local Public Improvement
Bond Bank Revenue (PILOT Infrastructure
Project)	5.000%	1/1/20 (Prere.)	1,600	1,679
Indianapolis IN Local Public Improvement
Bond Bank Revenue (Waterworks Project)	5.250%	1/1/19 (Prere.)	10	10
Indianapolis IN Local Public Improvement
Bond Bank Revenue (Waterworks Project)	5.500%	1/1/19 (Prere.)	30	31
Indianapolis IN Local Public Improvement
Bond Bank Revenue (Waterworks Project)	5.750%	1/1/19 (Prere.)	20	20
Indianapolis IN Local Public Improvement
Bond Bank Revenue (Waterworks Project)	5.250%	1/1/29 (12)	50	51
Indianapolis IN Local Public Improvement
Bond Bank Revenue (Waterworks Project)	5.500%	1/1/29	120	123
Indianapolis IN Local Public Improvement
Bond Bank Revenue (Waterworks Project)	5.500%	1/1/38 (12)	1,000	1,022
Indianapolis IN Local Public Improvement
Bond Bank Revenue (Waterworks Project)	5.750%	1/1/38	120	123
Lake Central IN Multi-District School Building
Corp. Revenue	5.000%	1/15/30	320	352
				12,738
Iowa (0.1%)
Iowa Finance Authority Revenue	5.000%	8/1/20	395	422
Iowa Finance Authority Revenue	5.000%	8/1/42	700	804
Iowa Higher Education Loan Authority
Revenue Private College Facility
(Grinnell College Project)	5.000%	12/1/46	1,000	1,137
Iowa Special Obligation Revenue	4.000%	6/1/26	210	231
Iowa Special Obligation Revenue	5.000%	6/1/27	125	147
Iowa Special Obligation Revenue	5.000%	6/1/28	600	702
Iowa Special Obligation Revenue
(Ijobs Program)	5.000%	6/1/19 (Prere.)	105	108
Iowa Special Obligation Revenue
(Ijobs Program)	5.000%	6/1/19 (Prere.)	555	574
				4,125
Kansas (0.5%)
Geary County KS Unified School District
No. 475 GO	4.000%	9/1/43	2,000	2,041
Kansas Department of Transportation
Highway Revenue	5.500%	3/1/19 (4)	350	361
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/20	250	267

53

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/21	1,200	1,313
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/24	625	720
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/25	260	304
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/25	185	213
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/26	320	373
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/27	655	763
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/30	750	866
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/34	195	222
Kansas Development Finance Authority
Revenue (Kansas Department of Health
& Environment)	5.000%	3/1/21	545	574
Sedgwick County KS Unified School
District No. 266 (Maize) GO	5.000%	9/1/25	1,790	2,040
Seward County KS Unified School
District No. 480 GO	5.000%	9/1/22 (Prere.)	410	457
Seward County KS Unified School
District No. 480 GO	5.000%	9/1/29	1,000	1,132
Seward County KS Unified School District
No. 480 GO	5.000%	9/1/39	90	100
University of Kansas Public Finance
Authority Revenue (Campus
Development Corporation)	5.000%	3/1/29	410	465
University of Kansas Public Finance
Authority Revenue (Campus
Development Corporation)	5.000%	3/1/35	875	971
Wyandotte County KS Unified School
District No. 500 GO	4.125%	9/1/37	765	804
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/32	750	820
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	4.250%	9/1/39	525	546
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/40	75	83
				15,435
Kentucky (0.3%)
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.250%	9/1/19 (14)	300	313
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.250%	9/1/25	225	254
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/26	645	728
Kentucky Municipal Power Agency Power
System Revenue	4.000%	9/1/39 (14)	135	136
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/42 (14)	150	163

54

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Kentucky Property & Building Commission
Revenue	5.000%	8/1/18	510	514
Kentucky Property & Building Commission
Revenue	5.000%	11/1/18 (Prere.)	120	122
Kentucky Property & Building Commission
Revenue	5.000%	11/1/18	500	508
Kentucky Property & Building Commission
Revenue	5.375%	11/1/18 (Prere.)	160	163
Kentucky Property & Building Commission
Revenue	5.500%	11/1/18 (Prere.)	320	326
Kentucky Property & Building Commission
Revenue	5.500%	11/1/18 (Prere.)	30	30
Kentucky Property & Building Commission
Revenue	5.250%	2/1/19 (Prere.)	230	236
Kentucky Property & Building Commission
Revenue	5.250%	2/1/19 (Prere.)	15	15
Kentucky Property & Building Commission
Revenue	5.250%	2/1/19 (Prere.)	800	820
Kentucky Property & Building Commission
Revenue	5.000%	8/1/19	500	518
Kentucky Property & Building Commission
Revenue	5.000%	8/1/19	100	104
Kentucky Property & Building Commission
Revenue	5.000%	8/1/21	170	181
Kentucky Property & Building Commission
Revenue	5.000%	8/1/22	600	657
Kentucky Property & Building Commission
Revenue	5.000%	8/1/23	770	853
Kentucky Property & Building Commission
Revenue	5.000%	8/1/24	100	112
Kentucky Property & Building Commission
Revenue	5.000%	5/1/29	750	852
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	6.000%	7/1/53	200	221
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/27	465	541
Louisville & Jefferson County KY
Metropolitan Sewer & Drain System
Revenue	5.000%	5/15/34	110	120
Louisville & Jefferson County KY
Metropolitan Sewer & Drain System
Revenue	4.250%	5/15/38 (12)	165	165
Louisville & Jefferson County KY
Metropolitan Sewer & Drain System
Revenue	3.000%	5/15/46	610	523
				9,175
Louisiana (0.6%)
East Baton Rouge Parish LA Sewer
Commission Revenue	5.250%	2/1/19 (Prere.)	275	282
East Baton Rouge Parish LA Sewer
Commission Revenue	5.250%	2/1/19 (Prere.)	55	57

55

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
East Baton Rouge Parish LA Sewer
Commission Revenue	5.000%	2/1/39	100	111
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/20	100	106
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (4)	130	144
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/23	625	699
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/26	620	719
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/20 (Prere.)	855	905
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/22 (Prere.)	155	172
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/22	265	293
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/23	420	464
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/36	1,095	1,222
Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/39	110	113
Louisiana Gasoline & Fuel Tax Revenue	4.500%	5/1/39	2,325	2,485
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/41	160	178
Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/45	1,000	1,022
Louisiana GO	5.000%	7/15/20	515	547
Louisiana GO	5.000%	7/15/23	2,040	2,253
Louisiana GO	5.000%	7/15/24	475	523
Louisiana GO	5.000%	8/1/25	50	57
Louisiana GO	4.000%	5/15/29	610	638
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue (East Baton Rouge
Sewerage Commission Projects)	5.000%	2/1/43	100	108
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue (East Baton Rouge
Sewerage Commission Projects)	5.000%	2/1/44	400	436
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue (East Baton Rouge
Sewerage Commission Projects)	4.000%	2/1/48	635	642
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue (LCTCS Facilities Corp.
Project)	5.000%	10/1/37	1,170	1,294
Louisiana Public Facilities Authority Lease
Revenue	5.000%	7/1/51	150	161
Louisiana Public Facilities Authority Lease
Revenue	4.000%	1/1/56	100	100
Louisiana Public Facilities Authority Lease
Revenue	5.000%	7/1/56	1,290	1,380
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.000%	10/1/41	315	324
New Orleans LA Sewage Service Revenue	5.000%	6/1/44	215	233
				17,668
Maine (0.1%)
Maine GO	5.000%	6/1/21	500	544
Maine Turnpike Authority Revenue	5.000%	7/1/47	1,000	1,138
				1,682

56

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Maryland (2.6%)
Anne Arundel County MD GO	4.750%	4/1/19 (Prere.)	100	103
Baltimore MD Project Revenue	5.000%	7/1/38	810	896
Baltimore MD Project Revenue	5.000%	7/1/38	60	66
Baltimore MD Project Revenue	5.000%	7/1/41	660	712
Baltimore MD Project Revenue	5.000%	7/1/43	105	116
Baltimore MD Project Revenue	5.000%	7/1/44	200	223
Howard County MD GO	5.000%	2/15/27	720	861
Howard County MD GO	5.000%	2/15/28	1,700	2,026
Howard County MD GO	3.000%	2/15/30	100	99
Maryland Department of Transportation
Revenue	5.000%	9/1/18 (Prere.)	205	207
Maryland Department of Transportation
Revenue	5.000%	9/1/22	130	145
Maryland Department of Transportation
Revenue	5.000%	2/15/23	1,425	1,602
Maryland Department of Transportation
Revenue	5.000%	9/1/24	225	259
Maryland Department of Transportation
Revenue	4.000%	12/15/26	150	161
Maryland Department of Transportation
Revenue	5.000%	9/1/27	1,060	1,273
Maryland Department of Transportation
Revenue	4.000%	11/1/27	550	598
Maryland Department of Transportation
Revenue	3.000%	12/15/30	755	737
Maryland GO	5.000%	7/15/18 (Prere.)	115	116
Maryland GO	5.000%	3/1/19	110	113
Maryland GO	5.000%	3/1/19 (Prere.)	60	62
Maryland GO	5.000%	3/15/19 (Prere.)	955	981
Maryland GO	5.000%	3/15/19	125	128
Maryland GO	5.000%	8/1/19 (Prere.)	200	208
Maryland GO	4.000%	3/15/20 (Prere.)	125	130
Maryland GO	5.000%	6/1/20	135	143
Maryland GO	4.000%	8/1/20 (Prere.)	1,570	1,641
Maryland GO	5.000%	8/1/20 (Prere.)	520	555
Maryland GO	5.000%	8/1/20	500	533
Maryland GO	5.000%	3/1/21 (Prere.)	1,400	1,510
Maryland GO	5.000%	3/1/21 (Prere.)	1,480	1,596
Maryland GO	5.000%	3/1/21	125	135
Maryland GO	5.000%	3/1/21 (Prere.)	1,865	2,012
Maryland GO	4.500%	8/1/21	220	237
Maryland GO	5.000%	8/1/21	150	164
Maryland GO	5.000%	8/1/21 (Prere.)	460	501
Maryland GO	5.000%	8/1/21 (Prere.)	100	109
Maryland GO	5.000%	8/1/21 (Prere.)	100	109
Maryland GO	5.000%	8/1/21	650	710
Maryland GO	4.000%	3/1/22 (Prere.)	1,300	1,386
Maryland GO	5.000%	3/1/22 (Prere.)	250	276
Maryland GO	5.000%	3/15/22	1,000	1,106
Maryland GO	5.000%	6/1/22	840	933
Maryland GO	5.000%	8/1/22 (Prere.)	350	389
Maryland GO	5.000%	8/1/22	1,585	1,766
Maryland GO	5.000%	8/1/22 (Prere.)	840	935

57

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Maryland GO	5.000%	8/1/22	2,420	2,696
Maryland GO	5.000%	8/1/22	2,750	3,064
Maryland GO	5.000%	3/1/23 (Prere.)	130	146
Maryland GO	5.000%	3/1/23 (Prere.)	730	820
Maryland GO	5.000%	3/1/23	200	225
Maryland GO	5.000%	3/1/23 (Prere.)	200	225
Maryland GO	5.000%	3/15/23	1,595	1,798
Maryland GO	5.000%	6/1/23	295	334
Maryland GO	4.000%	8/1/23	275	298
Maryland GO	5.000%	8/1/23 (Prere.)	115	130
Maryland GO	5.000%	8/1/23	2,275	2,582
Maryland GO	5.000%	8/1/23	175	199
Maryland GO	5.000%	3/15/24	1,500	1,718
Maryland GO	4.000%	8/1/24	700	765
Maryland GO	5.000%	8/1/24	210	242
Maryland GO	5.000%	8/1/24	2,175	2,504
Maryland GO	4.000%	6/1/25	1,605	1,747
Maryland GO	5.000%	3/15/26	450	532
Maryland GO	5.000%	6/1/26	1,285	1,478
Maryland GO	4.000%	8/1/26	1,000	1,073
Maryland GO	5.000%	8/1/26	2,015	2,391
Maryland GO	3.000%	3/1/27	350	355
Maryland GO	5.000%	3/15/27	1,515	1,812
Maryland GO	4.000%	6/1/27	850	923
Maryland GO	4.000%	8/1/27	960	1,025
Maryland GO	5.000%	8/1/27	550	661
Maryland GO	3.000%	3/1/28	295	297
Maryland GO	4.000%	6/1/28	1,000	1,082
Maryland GO	3.000%	8/1/29	135	135
Maryland GO	3.000%	3/1/30	200	200
Maryland GO	3.000%	6/1/31	500	491
Maryland Stadium Authority Revenue
(Baltimore City Public Schools Construction
& Revitalization Program Revenue Bonds)	5.000%	5/1/42	1,000	1,134
Maryland Stadium Authority Revenue
(Baltimore City Public Schools Construction
& Revitalization Program Revenue Bonds)	5.000%	5/1/46	950	1,054
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/36 (4)	225	226
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/38 (4)	390	392
Maryland Transportation Authority GAN	5.250%	3/1/19	545	561
Montgomery County MD GO	5.000%	11/1/20	2,400	2,578
Montgomery County MD GO	5.000%	7/1/21	245	267
Montgomery County MD GO	5.000%	11/1/23	955	1,088
Montgomery County MD GO	5.000%	11/1/24	100	116
Montgomery County MD GO	5.000%	11/1/24 (Prere.)	115	133
Montgomery County MD GO	5.000%	11/1/24 (Prere.)	755	873
Montgomery County MD GO	5.000%	10/1/27	3,000	3,617
Prince Georges County MD GO	3.000%	9/15/29	130	131
				72,686

58

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts (4.4%)
Massachusetts Bay Transportation Authority
Assessment Revenue	4.050%	7/1/41	50	51
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/41	670	732
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/18 (Prere.)	230	231
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/18 (Prere.)	925	930
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/18	425	428
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/25	145	169
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/28	80	97
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/31	155	190
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/35	1,000	1,038
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/40	2,470	2,786
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/45	3,225	3,625
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	1,130	1,183
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/27	1,000	1,046
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	1,235	1,289
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	1,570	1,638
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/37	710	739
Massachusetts Development Finance
Agency Revenue (Boston College)	4.000%	7/1/42	930	962
Massachusetts Development Finance
Agency Revenue (Boston University)	4.000%	10/1/46	850	867
Massachusetts Development Finance
Agency Revenue (Brandeis University)	5.000%	10/1/35	835	870
Massachusetts Development Finance
Agency Revenue (Emerson College)	5.000%	1/1/41	460	490
Massachusetts Development Finance
Agency Revenue (Emerson College)	5.000%	1/1/47	500	539
Massachusetts Development Finance
Agency Revenue (Emmanuel College)	5.000%	10/1/43	500	540
Massachusetts Development Finance
Agency Revenue (Harvard University)	5.000%	10/15/20 (Prere.)	1,130	1,212
Massachusetts Development Finance
Agency Revenue (Harvard University)	5.000%	7/15/22	290	324
Massachusetts Development Finance
Agency Revenue (Harvard University)	5.000%	7/15/24	140	162
Massachusetts Development Finance
Agency Revenue (Harvard University)	5.000%	7/15/26	295	352

59

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts Development Finance
Agency Revenue (Harvard University)	5.000%	7/15/36	1,360	1,700
Massachusetts Development Finance
Agency Revenue (Harvard University)	5.000%	7/15/40	1,315	1,674
Massachusetts Development Finance
Agency Revenue (Suffolk University)	5.000%	7/1/29	500	566
Massachusetts Development Finance
Agency Revenue (Williams College)	5.000%	7/1/43	380	421
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/24	75	86
Massachusetts Federal Highway Revenue	5.000%	6/15/26	1,000	1,169
Massachusetts GO	5.000%	8/1/18 (Prere.)	125	126
Massachusetts GO	5.000%	3/1/19 (Prere.)	1,350	1,386
Massachusetts GO	5.000%	7/1/19 (Prere.)	50	52
Massachusetts GO	5.000%	8/1/19	600	623
Massachusetts GO	5.000%	4/1/21 (Prere.)	100	108
Massachusetts GO	5.000%	4/1/21 (Prere.)	200	216
Massachusetts GO	5.000%	8/1/21 (Prere.)	310	338
Massachusetts GO	5.250%	8/1/21	75	82
Massachusetts GO	5.250%	9/1/21 (4)	550	606
Massachusetts GO	5.000%	10/1/21 (Prere.)	150	164
Massachusetts GO	5.000%	12/1/21 (Prere.)	1,010	1,109
Massachusetts GO	5.000%	3/1/22	1,875	2,070
Massachusetts GO	5.000%	7/1/22 (Prere.)	1,215	1,350
Massachusetts GO	5.000%	7/1/22 (Prere.)	450	500
Massachusetts GO	5.000%	7/1/22 (Prere.)	160	178
Massachusetts GO	5.000%	7/1/22	4,000	4,447
Massachusetts GO	5.000%	7/1/22	590	656
Massachusetts GO	5.000%	7/1/22 (Prere.)	1,585	1,761
Massachusetts GO	5.000%	8/1/22	445	495
Massachusetts GO	5.250%	8/1/22	335	376
Massachusetts GO	5.000%	10/1/22	330	369
Massachusetts GO	5.000%	11/1/22 (Prere.)	205	229
Massachusetts GO	5.000%	11/1/22 (Prere.)	300	335
Massachusetts GO	5.000%	11/1/22 (Prere.)	1,000	1,118
Massachusetts GO	5.000%	3/1/23	510	574
Massachusetts GO	5.000%	7/1/23	475	537
Massachusetts GO	5.000%	7/1/23	295	334
Massachusetts GO	5.000%	8/1/23	285	323
Massachusetts GO	5.250%	8/1/23	975	1,117
Massachusetts GO	5.000%	7/1/24	430	493
Massachusetts GO	4.000%	5/1/25	1,000	1,076
Massachusetts GO	5.000%	7/1/25	295	344
Massachusetts GO	5.000%	7/1/25	1,615	1,882
Massachusetts GO	5.000%	8/1/25	235	274
Massachusetts GO	5.250%	9/1/25 (4)	440	521
Massachusetts GO	5.000%	10/1/25	150	175
Massachusetts GO	5.000%	7/1/26	1,910	2,253
Massachusetts GO	5.000%	10/1/26	400	473
Massachusetts GO	5.000%	7/1/27	235	281
Massachusetts GO	5.000%	7/1/27	235	281
Massachusetts GO	5.000%	7/1/27	495	591
Massachusetts GO	4.000%	10/1/27	225	235
Massachusetts GO	5.000%	7/1/28	1,300	1,567

60

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts GO	5.000%	7/1/29	485	567
Massachusetts GO	5.000%	9/1/29	1,000	1,105
Massachusetts GO	4.000%	11/1/29	100	105
Massachusetts GO	5.000%	7/1/30	505	584
Massachusetts GO	5.500%	8/1/30 (2)	645	809
Massachusetts GO	4.000%	7/1/31	200	209
Massachusetts GO	5.000%	7/1/33	100	115
Massachusetts GO	4.000%	9/1/33	100	105
Massachusetts GO	5.000%	2/1/34	1,660	1,908
Massachusetts GO	5.000%	2/1/35	110	126
Massachusetts GO	5.000%	7/1/35	1,000	1,138
Massachusetts GO	5.000%	8/1/35	100	108
Massachusetts GO	4.000%	9/1/35	595	622
Massachusetts GO	3.375%	10/1/35	200	196
Massachusetts GO	3.000%	11/1/35	480	441
Massachusetts GO	5.000%	12/1/35	100	115
Massachusetts GO	5.000%	2/1/36	205	234
Massachusetts GO	5.000%	7/1/36	940	1,067
Massachusetts GO	4.000%	9/1/37	200	207
Massachusetts GO	4.000%	9/1/37	100	104
Massachusetts GO	5.000%	12/1/38	750	856
Massachusetts GO	4.000%	5/1/39	255	261
Massachusetts GO	5.000%	11/1/39	900	1,032
Massachusetts GO	4.250%	12/1/39	1,525	1,591
Massachusetts GO	4.000%	5/1/40	100	102
Massachusetts GO	5.000%	3/1/41	700	774
Massachusetts GO	3.000%	4/1/41	295	261
Massachusetts GO	4.000%	4/1/42	955	968
Massachusetts GO	4.000%	4/1/42	1,390	1,422
Massachusetts GO	4.500%	12/1/43	4,000	4,236
Massachusetts GO	4.000%	2/1/44	500	513
Massachusetts GO	3.000%	4/1/44	635	551
Massachusetts GO	5.000%	7/1/45	400	449
Massachusetts GO	4.000%	2/1/46	1,000	1,025
Massachusetts GO	5.000%	3/1/46	735	810
Massachusetts GO	4.000%	4/1/46	1,880	1,919
Massachusetts GO	3.000%	9/1/46	2,885	2,476
Massachusetts GO	5.000%	4/1/47	360	407
Massachusetts GO	5.000%	4/1/47	1,505	1,701
Massachusetts GO	5.250%	4/1/47	200	232
Massachusetts Health & Educational
Facilities Authority Revenue (Berklee
College of Music, Inc.)	5.000%	10/1/37	10	10
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/19 (Prere.)	335	352
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/33	125	159
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/35	750	793
Massachusetts Port Authority Revenue	5.000%	7/1/45	160	180
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/19	75	78
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/19	670	701

61

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/21	125	137
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/21	410	450
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/22	1,000	1,116
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/26	260	288
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	3.050%	8/15/28	1,135	1,146
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	1,270	1,400
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	1,400	1,540
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/31	1,000	1,148
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	275	299
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	55	60
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/41	1,330	1,433
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	2/15/43	500	514
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/43	375	412
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	11/15/46	300	307
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/46	1,315	1,486
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	2/15/48	1,550	1,812
Massachusetts Special Obligation
Dedicated Tax Revenue	5.500%	1/1/30 (14)	125	155
Massachusetts Transportation Fund Revenue	5.000%	6/1/26	120	142
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/44	1,200	1,327
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/46	300	307
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/41	750	852
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	4.000%	6/1/45	150	153
Massachusetts Water Pollution Abatement
Trust Revenue	5.000%	8/1/18	1,000	1,008
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/18	120	121
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/19	100	104
Massachusetts Water Pollution Abatement
Trust Revenue	5.000%	8/1/38	2,450	2,534
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/18	1,100	1,109

62

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	170	177
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	210	218
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/20 (4)	345	372
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	120	131
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/21 (4)	765	849
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/26 (4)	810	978
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	120	140
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/31 (4)	80	101
Massachusetts Water Resources Authority
Revenue	4.000%	8/1/36	245	255
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/37	140	153
Massachusetts Water Resources Authority
Revenue	4.000%	8/1/40	500	517
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/40	1,500	1,711
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/42	100	109
Metropolitan Boston MA Transit Parking
Corp. Revenue	5.250%	7/1/33	630	685
Metropolitan Boston MA Transit Parking
Corp. Revenue	5.250%	7/1/36	1,310	1,419
University of Massachusetts Building
Authority Revenue	5.000%	11/1/39	295	324
University of Massachusetts Building
Authority Revenue	5.000%	11/1/40	300	340
University of Massachusetts Building
Authority Revenue	5.250%	11/1/42	120	141
University of Massachusetts Building
Authority Revenue	5.000%	11/1/44	135	151
				123,986
Michigan (1.3%)
Detroit MI City School District GO	5.250%	5/1/27 (4)	130	150
Detroit MI City School District GO	5.250%	5/1/32 (4)	125	150
Detroit MI Sewage Disposal System Revenue	5.250%	7/1/29 (13)	310	312
Detroit MI Water Supply System Revenue	5.750%	7/1/23 (13)	250	252
Detroit MI Water Supply System Revenue	5.250%	7/1/41	500	537
Great Lakes MI Water Authority Water
Supply System Revenue	5.000%	7/1/33	620	699
Great Lakes MI Water Authority Water
Supply System Revenue	5.000%	7/1/46	1,775	1,956
Holland MI Electric Utility System Revenue	5.000%	7/1/27	250	270
Holland MI Electric Utility System Revenue	5.000%	7/1/33	780	841
Holland MI Electric Utility System Revenue	5.000%	7/1/39	960	1,033

63

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi
Water Pipeline)	5.250%	11/1/28	500	555
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi
Water Pipeline)	5.250%	11/1/40	230	252
Lansing MI Board of Water & Light Utility
System Revenue	5.000%	7/1/37	950	1,015
Lansing MI Board of Water & Light Utility
System Revenue	5.500%	7/1/41	250	274
Michigan Building Authority Revenue	6.000%	10/15/18 (Prere.)	1,000	1,019
Michigan Building Authority Revenue	5.000%	4/15/19	445	458
Michigan Building Authority Revenue	5.000%	4/15/22	610	673
Michigan Building Authority Revenue	5.000%	4/15/23	170	191
Michigan Building Authority Revenue	5.000%	10/15/29	75	84
Michigan Building Authority Revenue	5.000%	10/15/32	1,275	1,463
Michigan Building Authority Revenue	5.000%	4/15/33	485	547
Michigan Building Authority Revenue	5.000%	10/15/33	295	337
Michigan Building Authority Revenue	5.000%	4/15/38	1,130	1,262
Michigan Building Authority Revenue	5.000%	4/15/41	500	558
Michigan Building Authority Revenue	5.500%	10/15/45	3,000	3,294
Michigan Building Authority Revenue	5.000%	10/15/50	110	122
Michigan Building Authority Revenue	5.000%	10/15/51	500	551
Michigan Finance Authority Revenue	5.000%	4/1/19	250	256
Michigan Finance Authority Revenue	5.000%	4/1/20	300	314
Michigan Finance Authority Revenue	5.000%	4/1/21	250	266
Michigan Finance Authority Revenue	5.000%	10/1/39	110	119
Michigan Finance Authority Revenue	5.000%	7/1/44	720	762
Michigan Finance Authority Revenue
(Detroit School District)	5.000%	5/1/18	1,600	1,600
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/25 (4)	400	449
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/25 (4)	250	280
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/26 (4)	1,000	1,119
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/26 (4)	310	347
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/32 (4)	115	127
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/34	485	528
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/44	250	270
Michigan Finance Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/23	1,250	1,399
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	1,950	2,022
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/20	110	114
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/21	210	218
Michigan GAN	5.000%	3/15/22	770	847
Michigan GAN	5.000%	3/15/24	170	192

64

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Michigan GAN	5.000%	3/15/25	855	979
Michigan GAN	5.000%	3/15/26	590	685
Michigan GAN	5.000%	3/15/27	595	699
Michigan GO	5.000%	11/1/18 (Prere.)	50	51
Michigan GO	5.000%	5/1/19	65	65
Michigan State University Revenue	5.000%	8/15/38	200	221
Michigan Strategic Fund Limited Obligation
Revenue (Cadillac Place Project)	5.250%	10/15/31	195	214
Michigan Trunk Line Revenue	5.500%	11/1/18	65	66
Michigan Trunk Line Revenue	5.000%	11/1/19	50	52
University of Michigan Revenue	5.000%	4/1/23	200	226
University of Michigan Revenue	5.000%	4/1/40	2,000	2,278
University of Michigan Revenue	5.000%	4/1/47	500	573
University of Michigan Revenue	5.000%	4/1/48	1,000	1,157
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/42 (4)	255	277
Wayne State University Michigan Revenue	5.000%	11/15/18 (Prere.)	155	158
Wayne State University Michigan Revenue	5.000%	11/15/18 (Prere.)	200	203
Western Michigan University Revenue	5.000%	5/15/18 (Prere.)	50	50
				38,038
Minnesota (0.4%)
Minneapolis & St. Paul MN Metropolitan
Airports Commission Revenue	5.000%	1/1/25	530	612
Minnesota General Fund Revenue	5.000%	3/1/22	430	474
Minnesota General Fund Revenue	5.000%	3/1/27	500	549
Minnesota General Fund Revenue	5.000%	3/1/29	760	832
Minnesota GO	5.000%	10/1/18	350	355
Minnesota GO	5.000%	8/1/19	1,170	1,216
Minnesota GO	5.000%	8/1/19	200	208
Minnesota GO	5.000%	11/1/19	75	79
Minnesota GO	5.000%	8/1/20	500	533
Minnesota GO	5.000%	8/1/20 (Prere.)	180	192
Minnesota GO	5.000%	8/1/20 (Prere.)	375	400
Minnesota GO	5.000%	8/1/20 (Prere.)	5	5
Minnesota GO	5.000%	8/1/21	1,100	1,200
Minnesota GO	5.000%	8/1/21	480	512
Minnesota GO	5.000%	8/1/22	100	111
Minnesota GO	5.000%	8/1/23	400	454
Minnesota GO	5.000%	8/1/23	180	204
Minnesota GO	4.000%	10/1/24	860	931
Minnesota Municipal Power Agency Revenue	5.000%	1/1/40	415	461
University of Minnesota Revenue	5.000%	12/1/18	1,000	1,019
				10,347
Mississippi (0.3%)
Mississippi Development Bank Special
Obligation Revenue	5.250%	8/1/20 (Prere.)	500	535
Mississippi Development Bank Special
Obligation Revenue	5.250%	8/1/20 (Prere.)	715	765
Mississippi GO	5.000%	10/1/19	2,000	2,087
Mississippi GO	5.000%	10/1/20	230	246
Mississippi GO	5.000%	10/1/21 (Prere.)	1,355	1,485
Mississippi GO	5.000%	11/1/21	300	329
Mississippi GO	5.000%	10/1/27	525	625
Mississippi GO	5.000%	10/1/28	935	1,107

65

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Mississippi GO	5.000%	10/1/34	115	133
Mississippi GO	4.000%	10/1/35	175	183
Mississippi GO	4.000%	10/1/36	1,190	1,237
				8,732
Missouri (0.4%)
Bi-State Development Agency of the
Missouri-Illinois Metropolitan District
Mass Transit Sales Tax Revenue	5.000%	10/1/28	250	253
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/31	220	246
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/42	750	775
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/40	500	547
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/23 (Prere.)	50	56
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/29	1,445	1,711
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/47	250	286
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/19	1,210	1,249
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/23	185	209
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/25	1,495	1,715
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue
(Iatan 2 Project)	6.000%	1/1/19 (Prere.)	115	118
Springfield MO Public Utility Revenue	5.000%	8/1/20	250	267
Springfield MO Public Utility Revenue	5.000%	8/1/26	375	435
Springfield MO Public Utility Revenue	4.000%	8/1/31	130	138
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.500%	7/1/30 (14)	75	94
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/42	1,510	1,646
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/45	610	683
				10,428
Nebraska (0.2%)
Nebraska GO (Lincoln-West Haymarket
Joint Public Agency)	5.000%	12/15/42	50	54
Nebraska Public Power District Revenue	5.000%	1/1/40	1,535	1,645
Nebraska Public Power District Revenue	4.000%	1/1/44	810	821
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/21	150	162
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/22 (Prere.)	420	462
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/28	310	360
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/31	155	176
Omaha NE Public Power District Electric
Revenue	4.000%	2/1/38	175	181
Omaha NE Public Power District Electric
Revenue	4.000%	2/1/42	150	152

66

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Omaha NE Public Power District Electric
Revenue	4.000%	2/1/42	1,000	1,025
Omaha NE Public Power District Electric
Revenue	5.250%	2/1/42	135	152
				5,190
Nevada (1.3%)
Clark County NV Airport Improvement
Revenue	5.000%	7/1/18	1,120	1,126
Clark County NV Airport Improvement
Revenue	5.000%	7/1/24 (4)	555	575
Clark County NV Airport Improvement
Revenue	5.000%	7/1/25 (4)	215	223
Clark County NV Airport Improvement
Revenue	5.125%	7/1/36	205	215
Clark County NV GO	5.000%	6/1/18 (Prere.)	55	55
Clark County NV GO	5.000%	6/1/18 (Prere.)	295	296
Clark County NV GO	5.000%	11/1/19	125	131
Clark County NV GO	5.000%	11/1/26	560	660
Clark County NV GO	5.000%	7/1/27	2,000	2,308
Clark County NV GO	5.000%	11/1/27	155	182
Clark County NV GO	4.000%	6/1/31	565	606
Clark County NV GO	5.000%	6/1/43	1,000	1,140
Clark County NV GO	5.000%	5/1/48	1,000	1,136
Clark County NV Highway Improvement
Motor Vehicle Fuel Tax Revenue	5.000%	7/1/19 (Prere.)	500	518
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/30	610	638
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.125%	7/1/34	1,440	1,509
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.250%	7/1/39 (4)	175	184
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.250%	7/1/42	135	142
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	50	50
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	320	321
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	1,160	1,165
Clark County NV School District GO	5.000%	6/15/18	720	723
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	250	251
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	1,125	1,129
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	400	402
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	155	156
Clark County NV School District GO	5.000%	6/15/18	1,960	1,967
Clark County NV School District GO	5.000%	6/15/19	700	724
Clark County NV School District GO	5.000%	6/15/20	175	185
Clark County NV School District GO	5.000%	6/15/23	890	991
Clark County NV School District GO	5.000%	6/15/23	180	201
Clark County NV School District GO	5.000%	6/15/25	275	313
Clark County NV School District GO	5.000%	6/15/25	1,075	1,225
Clark County NV School District GO	5.000%	6/15/25	775	883
Clark County NV School District GO	5.000%	6/15/26	100	115

67

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Clark County NV Water Reclamation
District GO	5.250%	7/1/19 (Prere.)	275	286
Clark County NV Water Reclamation
District GO	5.000%	7/1/23	215	243
Las Vegas NV Convention & Visitors
Authority Revenue	5.000%	7/1/28	155	178
Las Vegas NV Convention & Visitors
Authority Revenue	5.000%	7/1/29	160	182
Las Vegas NV GO	6.000%	4/1/19 (Prere.)	350	363
Las Vegas Valley Water District Nevada GO	5.000%	6/1/33	500	562
Las Vegas Valley Water District Nevada GO	5.000%	6/1/34	250	280
Las Vegas Valley Water District Nevada GO	5.000%	6/1/37	520	565
Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	3,035	3,251
Las Vegas Valley Water District Nevada GO	5.000%	6/1/39	1,380	1,537
Las Vegas Valley Water District Nevada GO	4.000%	6/1/42	645	657
Las Vegas Valley Water District Nevada GO	5.000%	6/1/42	1,020	1,105
Nevada Capital Improvement & Cultural
Affairs GO	5.000%	3/1/22	155	171
Nevada Capital Improvement GO	5.000%	4/1/20	250	264
Nevada GO	5.000%	6/1/18	100	100
Nevada GO	5.000%	4/1/24	210	239
Nevada GO	5.000%	11/1/24	140	161
Nevada GO	5.000%	11/1/26	440	507
Nevada Highway Improvement Revenue
(Motor Vehicle Fuel Tax)	5.000%	12/1/25	100	117
Nevada Highway Improvement Revenue
(Motor Vehicle Fuel Tax)	5.000%	12/1/26	125	147
Nevada Highway Improvement Revenue
(Motor Vehicle Fuel Tax)	5.000%	12/1/27	265	312
Nevada Highway Improvement Revenue
(Motor Vehicle Fuel Tax)	5.000%	12/1/30	345	407
Nevada Highway Improvement Revenue
(Motor Vehicle Fuel Tax)	5.000%	12/1/31	495	582
Nevada Highway Improvement Revenue
(Motor Vehicle Fuel Tax)	4.000%	12/1/32	100	106
Truckee Meadows NV Water Authority
Water Revenue	5.000%	7/1/33	100	114
Washoe County NV Highway Fuel Tax
Revenue	5.000%	2/1/29	885	904
Washoe County NV Highway Fuel Tax
Revenue	5.000%	2/1/38	140	143
				35,928
New Hampshire (0.1%)
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)	5.250%	6/1/19 (Prere.)	585	606
New Hampshire Municipal Bond Bank
Revenue	5.000%	8/15/20 (Prere.)	550	588
New Hampshire Municipal Bond Bank
Revenue	4.000%	8/15/46	1,000	1,034
				2,228

68

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey (5.6%)
Garden State Preservation Trust New Jersey
Revenue	5.125%	11/1/19 (4)	135	141
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.000%	11/1/20	520	551
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.250%	11/1/21 (4)	550	601
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.000%	11/1/22	470	509
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/27 (4)	500	366
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/28 (4)	500	351
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.750%	11/1/28 (4)	300	354
Hudson County NJ Improvement Authority
Lease Revenue	5.250%	5/1/51	100	113
New Brunswick NJ Parking Authority
Revenue	5.000%	9/1/39 (15)	660	738
New Jersey Building Authority Revenue	5.000%	12/15/18	1,585	1,613
New Jersey COP	5.250%	6/15/19 (Prere.)	675	700
New Jersey COP	5.250%	6/15/19 (Prere.)	1,960	2,032
New Jersey COP	5.250%	6/15/19 (Prere.)	420	435
New Jersey Economic Development
Authority Lease Revenue
(Rutgers State University)	5.000%	6/15/38	140	154
New Jersey Economic Development
Authority Lease Revenue
(Rutgers State University)	5.000%	6/15/46	1,495	1,634
New Jersey Economic Development
Authority Revenue	5.000%	6/15/22	200	214
New Jersey Economic Development
Authority Revenue	5.000%	11/1/22	550	590
New Jersey Economic Development
Authority Revenue	5.000%	3/1/23	310	330
New Jersey Economic Development
Authority Revenue	5.000%	6/15/23	885	955
New Jersey Economic Development
Authority Revenue	4.000%	6/15/24	770	786
New Jersey Economic Development
Authority Revenue	4.000%	11/1/25	405	412
New Jersey Economic Development
Authority Revenue	5.500%	6/15/29	100	113
New Jersey Economic Development
Authority Revenue	5.000%	6/15/41	620	656
New Jersey Economic Development
Authority Revenue (Cigarette Tax)	5.000%	6/15/19	1,000	1,029

69

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Economic Development
Authority Revenue (Cigarette Tax)	5.000%	6/15/22	650	703
New Jersey Economic Development
Authority Revenue (Cigarette Tax)	5.000%	6/15/24	130	140
New Jersey Economic Development
Authority Revenue (Cigarette Tax)	4.250%	6/15/27	320	331
New Jersey Economic Development
Authority Revenue (Cigarette Tax)	5.000%	6/15/28	250	267
New Jersey Economic Development
Authority Revenue (Motor Vehicle
Surcharge)	4.000%	7/1/32	1,000	992
New Jersey Economic Development
Authority Revenue (Motor Vehicle
Surcharge)	5.000%	7/1/33	1,425	1,533
New Jersey Economic Development
Authority Revenue (Provident Group-
Rowan Properties LLC - Rowan University
Housing Project)	5.000%	1/1/48	100	105
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	12/15/18	465	473
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/19 (ETM)	3,500	3,590
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	6/15/19	700	721
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	6/15/19	600	618
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	6/15/19	1,075	1,108
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.250%	9/1/19 (ETM)	1,130	1,180
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.500%	12/15/19 (2)	590	620
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/20	220	229
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	9/1/20 (ETM)	760	811
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	9/1/20 (ETM)	240	256
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/21	510	539
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.250%	3/1/21 (Prere.)	300	325

70

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.500%	3/1/21 (Prere.)	105	115
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	9/1/21	610	642
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.250%	12/15/21 (14)	100	108
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/22	1,135	1,209
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/22	725	772
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/23	1,590	1,711
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	9/1/23	420	441
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	3.000%	3/1/24	710	688
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/24	1,210	1,292
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.250%	9/1/24	250	264
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/25	285	302
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/25	2,095	2,229
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.250%	9/1/25	470	497
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/26	920	976
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/26	500	530
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	6/15/26	855	928
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/27	305	323
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/27	475	503

71

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	4.375%	6/15/27	110	113
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	6/15/27	165	177
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	4.000%	11/1/27	95	96
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/28	600	634
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/29	180	190
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/30	885	931
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	6/15/31	100	106
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	6/15/34	910	960
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	6/15/35	200	211
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	6/15/36	160	168
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/38	150	156
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	6/15/40	100	104
New Jersey Economic Development
Authority Sublease Revenue (New Jersey
Transit Corp. Light Rail Transit System
Project)	5.000%	5/1/19	215	221
New Jersey Economic Development
Authority Sublease Revenue (New Jersey
Transit Corp. Projects)	5.000%	11/1/19	350	364
New Jersey Economic Development
Authority Sublease Revenue (New Jersey
Transit Corp. Projects)	5.000%	11/1/21	990	1,056
New Jersey Economic Development
Authority Sublease Revenue (New Jersey
Transit Corp. Projects)	5.000%	11/1/23	250	271
New Jersey Economic Development
Authority Sublease Revenue (New Jersey
Transit Corp. Projects)	5.000%	11/1/25	340	370
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/18 (Prere.)	140	141

72

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority
Revenue (Higher Education Capital
Improvement Fund)	4.000%	9/1/25	195	199
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/18 (Prere.)	1,000	1,005
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18 (Prere.)	100	100
New Jersey GO	5.125%	7/15/18	300	302
New Jersey GO	5.250%	7/15/18 (2)	455	458
New Jersey GO	5.250%	7/1/19	125	130
New Jersey GO	5.250%	7/15/19 (2)	170	177
New Jersey GO	5.000%	6/1/20	300	317
New Jersey GO	5.000%	8/15/20	500	532
New Jersey GO	5.000%	6/1/22	700	767
New Jersey GO	5.000%	6/1/28	125	139
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.250%	10/1/18 (Prere.)	15	15
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.250%	10/1/18 (Prere.)	40	41
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	125	129
New Jersey Transportation Trust Fund
Authority Federal Highway
Reimbursement Revenue	5.000%	6/15/19	500	515
New Jersey Transportation Trust Fund
Authority Federal Highway
Reimbursement Revenue	5.000%	6/15/20	200	209
New Jersey Transportation Trust Fund
Authority Federal Highway
Reimbursement Revenue	5.000%	6/15/21	565	567
New Jersey Transportation Trust Fund
Authority Federal Highway
Reimbursement Revenue	5.000%	6/15/22	1,005	1,009
New Jersey Transportation Trust Fund
Authority Federal Highway
Reimbursement Revenue	5.000%	6/15/23	150	151
New Jersey Transportation Trust Fund
Authority Federal Highway
Reimbursement Revenue	5.000%	6/15/23	100	109
New Jersey Transportation Trust Fund
Authority Federal Highway
Reimbursement Revenue	5.000%	6/15/24	3,160	3,170
New Jersey Transportation Trust Fund
Authority Federal Highway
Reimbursement Revenue	5.000%	6/15/25	200	220
New Jersey Transportation Trust Fund
Authority Federal Highway
Reimbursement Revenue	5.000%	6/15/28	300	331
New Jersey Transportation Trust Fund
Authority Federal Highway
Reimbursement Revenue	5.000%	6/15/29	2,540	2,548

73

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund
Authority Federal Highway
Reimbursement Revenue	5.000%	6/15/30	150	164
New Jersey Transportation Trust Fund
Authority Federal Highway
Reimbursement Revenue	5.000%	6/15/30	3,750	3,761
New Jersey Transportation Trust Fund
Authority Federal Highway
Reimbursement Revenue	5.000%	6/15/31	3,880	3,892
New Jersey Transportation Trust Fund
Authority Federal Highway
Reimbursement Revenue	0.000%	12/15/35 (2)	160	69
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.250%	6/15/23	325	347
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.250%	12/15/23	540	550
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/25	580	618
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	12/15/25 (2)	470	471
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.375%	12/15/25	100	102
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/28	940	998
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.250%	6/15/30	335	357
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	4.000%	6/15/31	120	120
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.750%	12/15/31	870	888
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/32	750	785
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/33	145	151
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/36	395	413
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	0.000%	12/15/36	170	69
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	4.750%	6/15/38	885	913
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/38	2,135	2,215
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/38	450	470
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.250%	6/15/41	140	149
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/44	515	537
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/44	400	417
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/45	445	466
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/46	50	52

74

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	12/15/19	800	834
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	12/15/19	325	340
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	12/15/19	500	524
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/19 (14)	175	184
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	6/15/20	225	235
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	12/15/20	120	127
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/20 (14)	480	514
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/21	740	803
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	6/15/22	125	134
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	6/15/22	235	251
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	12/15/22	800	868
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/22	1,085	1,189
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	6/15/23	115	123
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	12/15/23	980	1,064
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	12/15/23	475	522
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	12/15/23 (2)	255	284
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	12/15/23	240	264
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/23	425	472
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	6/15/24	140	152
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/24 (2)	885	675
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	12/15/24	535	583
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.375%	12/15/24	230	234
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/25	380	276
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	6/15/26	450	479
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/26 (2)	1,540	1,069
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/26	355	245
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	12/15/26 (2)	200	200

75

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	12/15/27 (2)	155	155
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/28	1,090	682
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/28	350	219
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/28 (2)	1,880	1,183
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.625%	12/15/28	100	102
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/29	750	447
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/29 (4)	140	89
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/30 (14)	310	178
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/30	1,300	735
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	6/15/31	460	487
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/31	1,325	710
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/31 (14)	675	368
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	6/15/32	700	743
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	6/15/32	670	721
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/32 (4)	1,555	852
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/32	140	71
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	12/15/32 (2)	1,940	1,944
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/33	710	341
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/33	430	206
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/34	640	290
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	12/15/34 (2)	715	716
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.000%	6/15/35	1,735	1,892
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/35	975	419
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	6/15/36	250	260
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/36 (2)	760	313
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/37	1,340	519
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/37	415	161

76

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	4.750%	12/15/37 (2)	2,250	2,253
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/38	1,590	584
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/38	250	92
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.875%	12/15/38	2,795	2,852
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.000%	12/15/38	1,510	1,545
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/39	1,615	562
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/40	1,005	332
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	6/15/41	250	261
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	6/15/42	1,410	1,461
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	6/15/42	370	381
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)	70	71
New Jersey Turnpike Authority Revenue	5.000%	1/1/19	130	133
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)	340	347
New Jersey Turnpike Authority Revenue	5.250%	1/1/19 (Prere.)	460	470
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	285	299
New Jersey Turnpike Authority Revenue	5.000%	1/1/20 (Prere.)	1,885	1,977
New Jersey Turnpike Authority Revenue	5.000%	1/1/20 (Prere.)	1,055	1,108
New Jersey Turnpike Authority Revenue	5.000%	1/1/22 (Prere.)	965	1,061
New Jersey Turnpike Authority Revenue	5.000%	1/1/22 (Prere.)	385	423
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	175	195
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	50	56
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	925	1,028
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	150	167
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	485	540
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	100	111
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	4,490	4,999
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	875	974
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	960	1,067
New Jersey Turnpike Authority Revenue	5.000%	1/1/25	385	427
New Jersey Turnpike Authority Revenue	5.000%	1/1/26	265	293
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	275	323
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	300	353
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	285	314
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	545	616
New Jersey Turnpike Authority Revenue	5.250%	1/1/27 (4)	295	352
New Jersey Turnpike Authority Revenue	5.000%	1/1/28	380	428
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	210	236
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	560	652
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	260	302
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	500	588
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	460	515
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	445	497
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	220	246
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	105	119

77

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	110	126
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,425	1,588
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	500	578
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	440	489
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	425	472
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	670	744
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	405	449
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	830	944
New Jersey Turnpike Authority Revenue	4.000%	1/1/35	580	606
New Jersey Turnpike Authority Revenue	5.000%	1/1/37	695	794
New Jersey Turnpike Authority Revenue	3.250%	1/1/38	1,160	1,077
New Jersey Turnpike Authority Revenue	5.000%	1/1/40	1,185	1,343
New Jersey Turnpike Authority Revenue	4.000%	1/1/43	1,495	1,535
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	500	542
New Jersey Turnpike Authority Revenue	5.000%	1/1/45	3,715	4,074
Newark NJ Housing Authority Port Authority-
Port Newark Marine Terminal Revenue
(City of Newark Redevelopment Projects)	5.000%	1/1/32 (14)	210	240
Rahway NJ BAN	2.250%	8/2/18	1,000	1,001
Rutgers State University New Jersey Revenue	5.000%	5/1/19 (Prere.)	315	325
Rutgers State University New Jersey Revenue	5.000%	5/1/43	710	782
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/20	130	138
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/39	80	87
Toms River NJ BAN	2.000%	6/20/18	1,000	1,000
				159,823
New Mexico (0.1%)
New Mexico Finance Authority
Transportation Revenue	5.000%	6/15/18	260	261
New Mexico Finance Authority
Transportation Revenue	4.000%	6/15/19	210	215
New Mexico Finance Authority
Transportation Revenue	5.000%	6/15/19	350	362
New Mexico Finance Authority
Transportation Revenue	5.000%	6/15/20	405	431
New Mexico Finance Authority
Transportation Revenue	5.000%	6/15/21	400	436
New Mexico Finance Authority
Transportation Revenue	5.000%	6/15/22	325	361
New Mexico Severance Tax Revenue	4.000%	7/1/21	125	132
New Mexico Severance Tax Revenue	4.000%	7/1/22	155	166
				2,364
New York (20.6%)
Brooklyn NY Local Development Corp.
PILOT Revenue (Barclays Center Project)	6.375%	1/15/20 (Prere.)	1,080	1,161
Brooklyn NY Local Development Corp.
PILOT Revenue (Barclays Center Project)	6.500%	1/15/20 (Prere.)	255	274
Brooklyn NY Local Development Corp.
PILOT Revenue (Barclays Center Project)	0.000%	7/15/46	175	53
Brooklyn NY Local Development Corp.
PILOT Revenue (Barclays Center Project)	0.000%	7/15/47	240	69
Brooklyn NY Local Development Corp.
PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/28	1,000	1,137

78

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/42	200	218
Hudson Yards Infrastructure Corp. New York
Revenue	5.250%	2/15/21 (Prere.)	15	16
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/21 (Prere.)	4,280	4,711
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/32	540	624
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/33	500	575
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/34	500	571
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/35	3,490	3,979
Hudson Yards Infrastructure Corp. New York
Revenue	4.000%	2/15/36	525	542
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/37	760	864
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/39	500	566
Hudson Yards Infrastructure Corp. New York
Revenue	4.000%	2/15/44	3,050	3,104
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/45	1,025	1,154
Hudson Yards Infrastructure Corp. New York
Revenue	5.250%	2/15/47	285	303
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	590	638
Long Island NY Power Authority Electric
System Revenue	5.500%	4/1/19 (Prere.)	400	413
Long Island NY Power Authority Electric
System Revenue	5.750%	4/1/19 (Prere.)	250	259
Long Island NY Power Authority Electric
System Revenue	5.750%	4/1/19 (Prere.)	135	140
Long Island NY Power Authority Electric
System Revenue	5.750%	4/1/19 (Prere.)	840	870
Long Island NY Power Authority Electric
System Revenue	6.250%	4/1/19 (Prere.)	1,935	2,011
Long Island NY Power Authority Electric
System Revenue	5.500%	5/1/19 (Prere.)	575	596
Long Island NY Power Authority Electric
System Revenue	6.000%	5/1/19 (Prere.)	550	572
Long Island NY Power Authority Electric
System Revenue	5.000%	5/1/21 (Prere.)	600	652
Long Island NY Power Authority Electric
System Revenue	5.000%	5/1/21 (Prere.)	2,025	2,197
Long Island NY Power Authority Electric
System Revenue	0.000%	6/1/22 (4)	100	90
Long Island NY Power Authority Electric
System Revenue	0.000%	6/1/26 (4)	110	86
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/26	100	110
Long Island NY Power Authority Electric
System Revenue	0.000%	6/1/28 (4)	270	195

79

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/30	300	347
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/37	500	545
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/42	710	772
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/44	1,000	1,098
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/45	210	231
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/47	2,680	3,007
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	4.000%	7/1/43	350	358
Nassau County NY GO	5.000%	1/1/22	100	109
Nassau County NY GO	5.000%	10/1/27	900	1,055
Nassau County NY GO	5.000%	4/1/39	250	272
Nassau County NY GO	5.000%	4/1/43	390	423
New York City NY GO	4.000%	8/1/18	500	503
New York City NY GO	5.000%	8/1/18	115	116
New York City NY GO	5.000%	8/1/18	500	504
New York City NY GO	5.000%	8/1/18	1,020	1,028
New York City NY GO	5.000%	8/1/18	500	504
New York City NY GO	5.000%	8/1/18	1,000	1,008
New York City NY GO	5.000%	8/1/18	750	756
New York City NY GO	5.000%	8/1/18	2,000	2,016
New York City NY GO	5.000%	8/1/18	405	408
New York City NY GO	5.000%	8/1/18	240	242
New York City NY GO	5.500%	11/15/18 (Prere.)	100	102
New York City NY GO	5.375%	4/1/19 (Prere.)	1,000	1,032
New York City NY GO	5.000%	5/15/19 (Prere.)	100	103
New York City NY GO	5.000%	5/15/19 (Prere.)	285	294
New York City NY GO	4.000%	8/1/19	90	92
New York City NY GO	5.000%	8/1/19	945	982
New York City NY GO	5.000%	8/1/19	500	520
New York City NY GO	5.000%	8/1/19	395	411
New York City NY GO	5.000%	8/1/19	500	520
New York City NY GO	5.000%	8/1/19	600	624
New York City NY GO	5.000%	8/1/19	495	514
New York City NY GO	5.000%	8/1/19	860	894
New York City NY GO	5.000%	8/1/19	635	660
New York City NY GO	5.000%	8/1/19	175	182
New York City NY GO	4.000%	9/1/19	255	257
New York City NY GO	5.000%	8/1/20	1,455	1,552
New York City NY GO	5.000%	8/1/20	200	213
New York City NY GO	5.000%	8/1/20	425	453
New York City NY GO	5.000%	8/1/20	455	485
New York City NY GO	5.000%	8/1/20	675	720
New York City NY GO	5.000%	8/1/20	3,800	4,053
New York City NY GO	5.000%	8/1/20	150	160
New York City NY GO	5.000%	8/1/20	150	160
New York City NY GO	5.000%	8/1/20	875	933
New York City NY GO	5.000%	4/1/21	270	292
New York City NY GO	5.000%	8/1/21	100	109

80

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/21	240	262
New York City NY GO	5.000%	8/1/21	710	774
New York City NY GO	5.000%	8/1/21	180	187
New York City NY GO	5.000%	8/1/21	125	136
New York City NY GO	5.000%	8/1/21	100	109
New York City NY GO	5.000%	8/1/21	125	136
New York City NY GO	5.000%	8/1/21	2,355	2,567
New York City NY GO	5.000%	8/1/21	2,500	2,726
New York City NY GO	5.000%	8/1/21	175	191
New York City NY GO	5.000%	8/1/21	705	769
New York City NY GO	5.000%	8/1/22	2,350	2,586
New York City NY GO	5.000%	8/1/22	145	161
New York City NY GO	5.000%	8/1/22	170	189
New York City NY GO	5.000%	8/1/22	2,480	2,757
New York City NY GO	5.000%	8/1/22	100	111
New York City NY GO	5.000%	8/1/22	275	306
New York City NY GO	5.000%	8/1/22	200	222
New York City NY GO	5.000%	8/1/22	300	333
New York City NY GO	5.000%	8/1/22	60	67
New York City NY GO	5.000%	4/1/23	835	920
New York City NY GO	5.000%	8/1/23	290	328
New York City NY GO	5.000%	8/1/23	125	141
New York City NY GO	5.000%	8/1/23	115	130
New York City NY GO	5.000%	8/1/23	125	130
New York City NY GO	5.000%	8/1/23	250	271
New York City NY GO	5.000%	8/1/23	25	28
New York City NY GO	5.000%	8/1/24	150	169
New York City NY GO	5.000%	8/1/24	360	412
New York City NY GO	5.000%	8/1/24	805	922
New York City NY GO	5.000%	8/1/24	710	813
New York City NY GO	5.000%	8/1/24	310	344
New York City NY GO	5.000%	8/1/24	200	222
New York City NY GO	5.000%	8/1/24	1,020	1,168
New York City NY GO	5.000%	8/1/24	565	647
New York City NY GO	5.000%	8/1/25	465	540
New York City NY GO	5.000%	8/1/25	160	183
New York City NY GO	5.000%	8/1/25	420	488
New York City NY GO	5.000%	8/1/25	200	223
New York City NY GO	5.000%	8/1/25	595	670
New York City NY GO	5.000%	8/1/25	155	180
New York City NY GO	5.000%	8/1/25	1,080	1,255
New York City NY GO	5.000%	8/1/25	210	243
New York City NY GO	5.000%	8/1/25	225	261
New York City NY GO	5.000%	8/1/26	250	294
New York City NY GO	5.000%	8/1/26	1,120	1,306
New York City NY GO	5.000%	8/1/26	500	552
New York City NY GO	5.000%	4/1/27	275	301
New York City NY GO	5.000%	8/1/27	200	231
New York City NY GO	5.000%	8/1/27	220	252
New York City NY GO	5.000%	8/1/27	385	447
New York City NY GO	5.000%	8/1/28	300	343
New York City NY GO	5.000%	8/1/28	100	116
New York City NY GO	5.000%	8/1/28	55	63
New York City NY GO	5.000%	8/1/28	370	440

81

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/28	665	779
New York City NY GO	5.000%	10/1/28	725	802
New York City NY GO	5.000%	8/1/29	600	665
New York City NY GO	5.000%	8/1/29	100	110
New York City NY GO	5.000%	8/1/29	285	319
New York City NY GO	5.000%	8/1/29	315	359
New York City NY GO	5.000%	3/1/30	100	111
New York City NY GO	5.000%	8/1/30	290	335
New York City NY GO	5.000%	8/1/30	3,440	3,977
New York City NY GO	5.000%	8/1/30	445	524
New York City NY GO	5.000%	10/1/30	690	749
New York City NY GO	5.000%	5/15/31	160	165
New York City NY GO	5.000%	8/1/31	2,000	2,347
New York City NY GO	5.250%	10/1/31	1,500	1,791
New York City NY GO	5.000%	8/1/32	110	124
New York City NY GO	5.000%	8/1/32	500	584
New York City NY GO	5.000%	10/1/32	185	200
New York City NY GO	5.000%	8/1/33	1,000	1,111
New York City NY GO	5.000%	8/1/35	50	54
New York City NY GO	5.000%	10/1/35	500	574
New York City NY GO	5.000%	5/15/36	890	916
New York City NY GO	5.000%	6/1/36	100	112
New York City NY GO	5.000%	4/1/37	1,000	1,152
New York City NY GO	5.000%	10/1/37	2,000	2,291
New York City NY GO	5.000%	12/1/41	315	355
New York City NY GO	4.000%	12/1/43	265	272
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.375%	1/1/39 (12)	2,495	2,566
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	4.750%	1/1/42 (2)	10	10
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/31 (3)	20	20
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/36 (14)	100	100
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	4.500%	3/1/39 (3)	790	791
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/44 (12)	150	50
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	4.750%	3/1/46 (14)	130	130
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/46 (3)	565	568
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	7.000%	3/1/49 (12)	120	125

82

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.500%	6/15/18	195	196
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/18 (Prere.)	15	15
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/18 (Prere.)	80	80
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	250	271
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	235	246
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	235	266
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/30	2,555	2,856
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	80	85
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	2,085	2,249
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	2,110	2,186
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/34	170	176
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	1,000	1,077
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	510	567
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	1,125	1,229
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	1,500	1,699
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	670	692
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	100	112
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	1,095	1,216
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	1,500	1,695
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	1,030	1,149
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	500	575
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	875	976
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	355	398
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.500%	6/15/38	350	351
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	350	387
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	800	915
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/39	355	361

83

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.500%	6/15/39	2,345	2,485
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	1,650	1,856
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	425	475
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	2,050	2,281
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	1,265	1,306
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	455	508
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	210	235
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	575	594
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	1,470	1,652
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	1,255	1,295
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	3,135	3,245
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/40	115	125
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	895	932
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	100	100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	1,155	1,239
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	1,680	1,818
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	1,425	1,547
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/44	810	825
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	1,470	1,592
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	910	976
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	115	128
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/44	685	754
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/45	425	432
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/45	270	273
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/45	190	192
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	140	152
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	2,935	3,178

84

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	140	155
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/46	415	423
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.625%	6/15/46	3,000	3,176
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	1,725	1,895
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	200	224
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/47	1,000	1,013
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	3,175	3,470
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	2,355	2,604
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	2,045	2,246
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	250	275
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	250	282
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/48	500	568
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	5.000%	6/15/35	615	683
New York City NY Sales Tax Asset
Receivable Corp. Revenue	5.000%	10/15/18	110	112
New York City NY Sales Tax Asset
Receivable Corp. Revenue	5.000%	10/15/21	250	275
New York City NY Sales Tax Asset
Receivable Corp. Revenue	5.000%	10/15/22	270	303
New York City NY Sales Tax Asset
Receivable Corp. Revenue	5.000%	10/15/26	250	288
New York City NY Sales Tax Asset
Receivable Corp. Revenue	5.000%	10/15/27	680	783
New York City NY Sales Tax Asset
Receivable Corp. Revenue	5.000%	10/15/28	495	569
New York City NY Sales Tax Asset
Receivable Corp. Revenue	5.000%	10/15/29	335	384
New York City NY Sales Tax Asset
Receivable Corp. Revenue	5.000%	10/15/30	1,100	1,255
New York City NY Sales Tax Asset
Receivable Corp. Revenue	5.000%	10/15/31	1,855	2,108
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/21	115	125
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/25	160	174
New York City NY Transitional Finance
Authority Building Aid Revenue	3.250%	7/15/27	100	102
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/28	600	709

85

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance
Authority Building Aid Revenue	5.500%	7/15/28	110	111
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/29	100	118
New York City NY Transitional Finance
Authority Building Aid Revenue	5.250%	1/15/30	80	82
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/30	800	881
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	1/15/31	305	312
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/31	80	91
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/32	170	184
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/32	430	473
New York City NY Transitional Finance
Authority Building Aid Revenue	5.125%	1/15/33	630	644
New York City NY Transitional Finance
Authority Building Aid Revenue	5.500%	1/15/33	415	426
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/33	140	154
New York City NY Transitional Finance
Authority Building Aid Revenue	6.000%	7/15/33	280	282
New York City NY Transitional Finance
Authority Building Aid Revenue	5.250%	1/15/34	370	379
New York City NY Transitional Finance
Authority Building Aid Revenue	5.375%	1/15/34	140	143
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/35	750	841
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/35	2,000	2,285
New York City NY Transitional Finance
Authority Building Aid Revenue	4.000%	7/15/36	265	274
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/36	250	278
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/36	100	108
New York City NY Transitional Finance
Authority Building Aid Revenue	5.250%	1/15/39	155	159
New York City NY Transitional Finance
Authority Building Aid Revenue	5.500%	1/15/39	265	271
New York City NY Transitional Finance
Authority Building Aid Revenue	5.750%	1/15/39	430	442
New York City NY Transitional Finance
Authority Building Aid Revenue	4.000%	7/15/40	1,230	1,258
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/40	110	122
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/40	350	377
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/40	1,485	1,654
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/43	3,400	3,751

86

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/43	100	111
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/18 (Prere.)	105	105
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/18	100	102
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/18	250	254
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/19 (Prere.)	135	139
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/19	100	105
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/19 (Prere.)	55	57
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/20	475	510
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/20	240	258
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/20	310	325
New York City NY Transitional Finance
Authority Future Tax Revenue	5.500%	11/1/20 (Prere.)	205	222
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/21	215	235
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/21	350	384
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/21	170	187
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/21	205	225
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	2/1/22	470	509
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/22	245	268
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/22	105	117
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/22	190	213
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/24	595	650
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/25	140	155
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/25	175	205
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/25	1,065	1,236
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/26	125	139
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/26	400	462
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/27	350	399
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/27	100	115

87

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/27	115	133
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/28	110	125
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/28	575	680
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/29	375	434
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/29	850	944
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/29	135	159
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/30	215	251
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/30	210	234
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/30	150	176
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/30	1,305	1,485
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/31	610	700
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/31	60	67
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/31	720	812
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/31	300	338
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/31	810	923
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/31	255	282
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/31	185	212
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/31	150	163
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/32	2,000	2,317
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/32	2,500	2,861
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/32	150	169
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/32	890	1,011
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/32	125	144
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/32	905	984
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/32	500	560
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/32	100	110
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/33	205	234

88

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/33	140	157
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/33	400	427
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/34	405	449
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/34	355	402
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/34	590	666
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/34	395	442
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/34	195	221
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/35	305	325
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/35	100	113
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	8/1/35	1,000	1,039
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/35	2,295	2,564
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/35	660	746
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/36	705	776
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/36	705	803
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	5/1/36	360	373
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/36	1,285	1,433
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/36	1,270	1,411
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/37	395	449
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	5/1/37	1,000	1,034
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/37	330	372
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/37	700	786
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/38	585	657
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/38	1,090	1,202
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/38	2,160	2,384
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/38	1,500	1,544
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/38	900	1,000
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/38	985	1,065

89

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/38	1,335	1,487
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/39	350	380
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	8/1/39	690	711
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/39	1,910	2,119
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/39	3,355	3,570
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/40	1,030	1,153
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/40	2,505	2,815
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/41	3,930	4,361
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	2/1/42	150	154
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	5/1/42	225	231
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/42	600	661
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/42	1,375	1,522
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/42	495	550
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	5/1/43	315	322
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	2/1/44	750	767
New York Convention Center Development
Corp. Revenue	0.000%	11/15/32	450	262
New York Convention Center Development
Corp. Revenue	0.000%	11/15/34	435	228
New York Convention Center Development
Corp. Revenue	0.000%	11/15/35	1,245	621
New York Convention Center Development
Corp. Revenue	0.000%	11/15/39 (4)	500	211
New York Convention Center Development
Corp. Revenue	0.000%	11/15/40	650	258
New York Convention Center Development
Corp. Revenue	5.000%	11/15/40	700	780
New York Liberty Development Corp.
Revenue	5.000%	12/15/41	1,300	1,405
New York Liberty Development Corp.
Revenue	5.000%	11/15/44	3,440	3,699
New York Liberty Development Corp.
Revenue	5.750%	11/15/51	1,425	1,580
New York Metropolitan Transportation
Authority Revenue	5.000%	5/15/18 (Prere.)	130	130
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/18	245	249
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/18	70	71

90

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/18 (Prere.)	100	102
New York Metropolitan Transportation
Authority Revenue	6.500%	11/15/18 (Prere.)	50	51
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/19	175	183
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/19	50	52
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/19	430	450
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/20	1,075	1,153
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/20 (Prere.)	395	425
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/20 (Prere.)	1,070	1,158
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/20 (Prere.)	1,910	2,068
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/21 (Prere.)	475	523
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/21 (Prere.)	150	165
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/21 (Prere.)	245	270
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/21 (Prere.)	700	771
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/21	255	279
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/21 (Prere.)	400	440
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/21 (Prere.)	1,645	1,811
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/21	215	235
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/21	260	285
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/21 (Prere.)	435	483
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/21 (Prere.)	80	89
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/21 (Prere.)	175	194
New York Metropolitan Transportation
Authority Revenue	5.000%	11/1/22	535	595
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/22 (Prere.)	50	56
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/22 (Prere.)	220	247
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/22 (Prere.)	385	433
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/22 (Prere.)	210	236
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/22	225	251

91

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation
Authority Revenue	5.000%	5/15/23 (Prere.)	240	272
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/23	60	68
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/23 (Prere.)	115	131
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/24	1,060	1,213
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/24	505	562
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/25	300	333
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/27	1,020	1,204
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/27	610	638
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/27	250	287
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/28	1,090	1,205
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/28	1,010	1,197
New York Metropolitan Transportation
Authority Revenue	6.500%	11/15/28	155	159
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/29	1,800	2,112
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/29	150	166
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/30	110	121
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/30	635	701
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/30	1,800	2,088
New York Metropolitan Transportation
Authority Revenue	0.000%	11/15/32	1,230	733
New York Metropolitan Transportation
Authority Revenue	4.000%	11/15/32	1,000	1,049
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/33	1,320	1,519
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/34	1,465	1,675
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/34	175	197
New York Metropolitan Transportation
Authority Revenue	4.000%	11/15/35	1,195	1,230
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/35	945	1,060
New York Metropolitan Transportation
Authority Revenue	3.250%	11/15/36	275	261
New York Metropolitan Transportation
Authority Revenue	4.000%	11/15/37	500	512
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/37	600	666

92

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/37	380	427
New York Metropolitan Transportation
Authority Revenue	4.000%	11/15/38	2,000	2,041
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/38	770	841
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/38	135	147
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/38	150	165
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/38	545	595
New York Metropolitan Transportation
Authority Revenue	0.000%	11/15/39	1,170	499
New York Metropolitan Transportation
Authority Revenue	4.250%	11/15/39	100	104
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/39	2,485	2,750
New York Metropolitan Transportation
Authority Revenue	0.000%	11/15/40	755	304
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/40	110	121
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/41	225	246
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/42	795	868
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/42	10	11
New York Metropolitan Transportation
Authority Revenue	4.000%	11/15/43	615	622
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/43	1,275	1,399
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/43	895	982
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/44	980	1,073
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/44	795	896
New York Metropolitan Transportation
Authority Revenue	4.000%	11/15/45	100	102
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/45	895	983
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/46	150	167
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/55	55	61
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/56	1,100	1,208
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/56	910	1,025
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/56	1,165	1,305
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/57	1,435	1,621

93

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation
Authority Revenue (Dedicated
Petroleum Tax)	5.000%	11/15/19 (Prere.)	1,745	1,829
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/24	200	229
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/24	355	396
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/30	1,640	1,071
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/30	115	137
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/31	695	769
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/32	800	476
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33	1,010	1,070
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/34	125	146
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/35	100	115
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/35	350	410
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/36	1,605	1,827
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/42	815	925
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/43	550	600
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/46	715	807
New York Metropolitan Transportation
Authority Revenue (Hudson Yards
Development)	5.000%	11/15/46	4,240	4,383
New York Metropolitan Transportation
Authority Revenue (Hudson Yards
Development)	5.000%	11/15/51	665	705
New York Metropolitan Transportation
Authority Revenue (Hudson Yards
Development)	5.000%	11/15/56	2,075	2,230
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.000%	11/15/20	200	214
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.000%	11/15/22	135	150
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.000%	11/15/24 (Prere.)	340	395
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.000%	11/15/38	1,845	2,030
New York NY GO	5.300%	4/1/19 (Prere.)	190	196
New York NY GO	5.000%	8/1/19	285	296
New York NY GO	5.000%	8/1/25	185	215
New York NY GO	5.300%	4/1/27	10	10
New York NY GO	5.000%	8/1/27	1,230	1,461
New York NY GO	5.000%	8/1/28	600	708

94

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.250%	5/15/19 (2)	50	52
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/20 (2)	200	214
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/22 (2)	775	875
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/35	1,400	1,512
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/41	125	135
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/45	250	278
New York State Dormitory Authority Revenue	5.000%	3/15/35	1,000	1,161
New York State Dormitory Authority Revenue	4.000%	3/15/48	1,000	1,028
New York State Dormitory Authority
Revenue(Columbia University)	5.000%	7/1/38	410	412
New York State Dormitory Authority
Revenue(Columbia University)	5.000%	10/1/41	400	431
New York State Dormitory Authority
Revenue(Columbia University)	5.000%	10/1/46	415	533
New York State Dormitory Authority
Revenue(Columbia University)	5.000%	10/1/47	305	393
New York State Dormitory Authority
Revenue(Cornell University)	5.000%	7/1/39	2,050	2,120
New York State Dormitory Authority
Revenue(Fordham University)	5.500%	7/1/21 (Prere.)	415	457
New York State Dormitory Authority
Revenue (Mount Sinai School of
Medicine of New York University)	5.125%	7/1/19 (Prere.)	350	363
New York State Dormitory Authority
Revenue(New York University)	5.000%	7/1/19 (Prere.)	470	487
New York State Dormitory Authority
Revenue(New York University)	5.500%	7/1/31 (2)	50	61
New York State Dormitory Authority
Revenue(New York University)	4.000%	7/1/35	750	789
New York State Dormitory Authority
Revenue(New York University)	5.000%	7/1/35	115	130
New York State Dormitory Authority
Revenue(New York University)	5.000%	7/1/36	170	194
New York State Dormitory Authority
Revenue(New York University)	4.000%	7/1/41	655	677
New York State Dormitory Authority
Revenue(New York University)	5.000%	7/1/43	800	882
New York State Dormitory Authority
Revenue(New York University)	5.000%	7/1/45	100	112
New York State Dormitory Authority
Revenue(New York University)	5.000%	7/1/48	190	212
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	6/15/18 (ETM)	320	321
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	6/15/18	280	281

95

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	2/15/19 (Prere.)	225	231
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	2/15/19	1,005	1,030
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	2/15/19	1,500	1,538
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.250%	2/15/19 (Prere.)	385	395
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	3/15/19	100	103
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	3/15/19 (Prere.)	100	103
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	3/15/19 (Prere.)	120	123
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	3/15/19 (Prere.)	135	139
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	3/15/19	325	334
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.750%	3/15/19 (Prere.)	2,445	2,529
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	6/15/19	200	207
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	2/15/20	300	316
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	2/15/20	1,020	1,075
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	3/15/20	1,240	1,310
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	3/15/20	60	63
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	12/15/20	395	425
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	2/15/21	190	205
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	2/15/21	530	573
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	2/15/21	1,430	1,545
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	3/15/21	1,090	1,180
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	3/15/21	550	595
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	3/15/21	435	471
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	8/15/21	265	290
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	12/15/21	560	616
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	2/15/22	155	171
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	2/15/22	2,290	2,525
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	3/15/22	385	425

96

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority
Revenue(Personal Income Tax)	4.000%	12/15/22	305	328
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	12/15/22	300	336
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	2/15/23	100	112
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	2/15/23	500	561
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	2/15/23	1,500	1,683
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	2/15/23	100	112
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	3/15/23	390	438
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	2/15/24	115	131
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	2/15/24	150	171
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	3/15/24	110	119
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	3/15/24	250	275
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	3/15/24	355	405
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	12/15/24	675	756
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	2/15/25	1,425	1,645
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	2/15/25	350	404
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	3/15/25	405	468
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	3/15/25	245	283
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	2/15/26	3,195	3,740
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	2/15/26	260	296
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	2/15/26	1,600	1,873
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	2/15/27	450	530
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.250%	2/15/27	15	15
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	3/15/27	1,410	1,623
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	12/15/27	625	699
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	2/15/28	810	950
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	2/15/28	875	990
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	3/15/28	100	118

97

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	12/15/28	505	564
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	2/15/29	100	118
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	2/15/29	80	90
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	3/15/29	660	756
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	3/15/29	1,755	1,928
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	12/15/29	100	112
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	3/15/30	520	588
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	3/15/30	1,485	1,630
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	3/15/30	1,680	1,918
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	12/15/30	580	647
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	3/15/31	200	229
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	3/15/31	930	1,058
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	3/15/31	350	384
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	6/15/31	645	719
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	2/15/32	150	170
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	2/15/32	3,200	3,707
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	3/15/32	370	417
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.250%	3/15/33	2,600	3,010
New York State Dormitory Authority
Revenue(Personal Income Tax)	4.000%	2/15/34	1,000	1,045
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	3/15/34	215	231
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	3/15/34	1,370	1,547
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	3/15/35	765	856
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	2/15/36	2,000	2,277
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	3/15/36	1,640	1,838
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	3/15/36	1,850	2,081
New York State Dormitory Authority
Revenue(Personal Income Tax)	5.000%	2/15/37	2,500	2,861
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	2/15/37	370	413

98

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	2/15/38	1,070	1,191
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	2/15/38	500	568
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	2/15/38	900	1,028
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	3/15/38	255	285
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	8/15/38	145	157
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	2/15/39	1,000	1,131
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	2/15/39	1,190	1,324
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	2/15/41	1,100	1,240
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	3/15/41	1,955	2,094
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	2/15/42	1,000	1,136
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	2/15/42	120	130
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	3/15/42	260	282
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	2/15/43	500	545
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	2/15/43	330	375
New York State Dormitory Authority
Revenue (Rockefeller University)	5.000%	7/1/40	925	958
New York State Dormitory Authority
Revenue (Service Contract)	5.000%	7/1/18	2,570	2,584
New York State Dormitory Authority
Revenue (Service Contract)	5.000%	7/1/19	115	119
New York State Dormitory Authority
Revenue (Service Contract)	5.000%	7/1/20	600	622
New York State Dormitory Authority
Revenue (State University Dormitory
Facilities)	5.000%	7/1/37	600	650
New York State Dormitory Authority
Revenue (State University Educational
Facilities)	5.000%	5/15/18	560	561
New York State Dormitory Authority
Revenue (State University Educational
Facilities)	4.000%	5/15/19	225	230
New York State Dormitory Authority
Revenue (State University Educational
Facilities)	4.000%	5/15/20	175	182
New York State Dormitory Authority
Revenue (State University Educational
Facilities)	5.000%	5/15/20	175	186
New York State Dormitory Authority
Revenue (State University Educational
Facilities)	5.000%	5/15/21	145	158

99

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority
Revenue (State University Educational
Facilities)	5.000%	5/15/23	65	72
New York State Dormitory Authority
Revenue (State University Educational
Facilities)	5.000%	5/15/24	85	94
New York State Dormitory Authority
Revenue (State University Educational
Facilities)	5.000%	5/15/27	750	827
New York State Dormitory Authority
Revenue (State University Educational
Facilities)	5.000%	5/15/29	665	732
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/19	355	365
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/21	160	173
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/23	655	738
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/24	120	135
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/25	130	151
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/26	510	592
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/26	380	433
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/27	215	251
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/27	500	592
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/27	280	318
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/28	1,020	1,139
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/28	295	343
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/28	350	397
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/30	180	208
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/30	1,205	1,357
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/30	1,940	2,280
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/30	2,000	2,334
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/31	160	186
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/31	215	247
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/32	370	425
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/32	1,435	1,611

100

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/33	520	598
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/33	185	212
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/33	100	112
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/34	565	650
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/36	1,965	2,238
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/38	1,355	1,549
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/43	600	656
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/43	500	568
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/44	3,120	3,459
New York State Environmental Facilities
Corp. Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/18	100	100
New York State Environmental Facilities
Corp. Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/20	155	165
New York State Environmental Facilities
Corp. Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/21	250	251
New York State Environmental Facilities
Corp. Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/32	100	112
New York State Environmental Facilities
Corp. Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/37	85	85
New York State Environmental Facilities
Corp. Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/41	1,000	1,135
New York State Environmental Facilities
Corp. Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/41	325	351
New York State Environmental Facilities
Corp. Revenue (State Clean Water &
Drinking Water Revolving Funds)	4.000%	6/15/46	125	129
New York State Environmental Facilities
Corp. Revenue (State Revolving Funds)	5.000%	5/15/41	425	458
New York State GO	5.000%	2/15/39	100	102
New York State Thruway Authority Revenue	5.000%	5/1/19	6,935	7,150
New York State Thruway Authority Revenue	5.000%	5/1/19 (4)	1,665	1,717
New York State Thruway Authority Revenue	5.000%	1/1/20	475	499
New York State Thruway Authority Revenue	5.000%	1/1/23	110	123
New York State Thruway Authority Revenue	5.000%	1/1/25	130	146
New York State Thruway Authority Revenue	5.000%	1/1/26	350	383
New York State Thruway Authority Revenue	5.000%	1/1/31	275	310
New York State Thruway Authority Revenue	5.000%	1/1/31	330	359
New York State Thruway Authority Revenue	5.000%	3/15/32	955	1,089

101

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Thruway Authority Revenue	5.000%	1/1/37	435	470
New York State Thruway Authority Revenue	5.000%	1/1/41	675	748
New York State Thruway Authority Revenue	4.125%	1/1/42	250	254
New York State Thruway Authority Revenue	5.000%	1/1/42	735	792
New York State Thruway Authority Revenue	5.000%	1/1/46	440	485
New York State Thruway Authority Revenue	5.000%	1/1/51	515	569
New York State Thruway Authority Revenue	4.000%	1/1/56	685	689
New York State Thruway Authority Revenue	5.250%	1/1/56	1,000	1,122
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	345	365
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/20 (2)	385	411
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/21	90	98
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/22	380	421
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/31	500	539
New York State Thruway Authority Revenue
(Personal Income Tax)	5.500%	3/15/19 (2)	385	397
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	300	317
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	200	216
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	170	185
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	250	272
New York State Urban Development Corp.
Revenue	5.500%	1/1/19	400	410
New York State Urban Development Corp.
Revenue	5.000%	3/15/20	240	254
New York State Urban Development Corp.
Revenue	5.250%	1/1/22	200	201
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	145	148
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/19 (Prere.)	295	303
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/19	100	103
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.250%	3/15/19 (Prere.)	250	258
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/19	270	283
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/20	100	106
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	220	238
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	275	304
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	715	790
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/23	520	585

102

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	405	462
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	180	205
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	360	405
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	130	150
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	320	359
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	125	145
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	660	774
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/27	1,040	1,216
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	230	266
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	270	315
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	865	964
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	760	875
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	1,330	1,564
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	175	198
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	65	72
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	85	95
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	640	723
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	115	124
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	335	372
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	1,310	1,517
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	660	750
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	350	388
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	525	582
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/34	665	747
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/35	250	283
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/20	320	327
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	460	484

103

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/20	250	269
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/21	135	149
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/26	110	128
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/26	130	147
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/27	135	158
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/30	70	79
Port Authority of New York & New Jersey
Revenue	4.750%	7/15/31	100	101
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	800	850
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	265	304
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	500	522
Port Authority of New York & New Jersey
Revenue	5.000%	6/1/33	255	286
Port Authority of New York & New Jersey
Revenue	4.000%	7/15/33	40	42
Port Authority of New York & New Jersey
Revenue	4.750%	7/15/33	1,370	1,378
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	65	73
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	75	80
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/36	60	67
Port Authority of New York & New Jersey
Revenue	4.750%	11/1/36	240	246
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/37	120	127
Port Authority of New York & New Jersey
Revenue	4.500%	10/15/37	620	639
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/38	165	166
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	1,215	1,289
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/39	210	234
Port Authority of New York & New Jersey
Revenue	4.500%	9/15/39	725	747
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/40	100	112
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	2,030	2,161
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/41	2,755	3,099
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/41	200	226

104

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/42	350	397
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/43	100	111
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/45	420	468
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/46	1,225	1,383
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/47	200	227
Port Authority of New York & New Jersey
Revenue	5.250%	10/15/55	250	280
Port Authority of New York & New Jersey
Revenue	5.250%	10/15/57	1,150	1,313
Port Authority of New York & New Jersey
Revenue	5.250%	11/15/57	1,250	1,437
Port Authority of New York & New Jersey
Revenue	6.125%	6/1/94	200	238
Suffolk County NY Water Authority Water
System Revenue	3.000%	6/1/32	150	145
Triborough Bridge & Tunnel Authority New
York Revenue	4.750%	5/15/18 (Prere.)	540	541
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	5/15/18 (Prere.)	50	50
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	5/15/18 (Prere.)	50	50
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/18 (Prere.)	500	509
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/18	110	112
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/19	180	189
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	1/1/20 (ETM)	150	155
Triborough Bridge & Tunnel Authority New
York Revenue	5.500%	11/15/20 (14)	185	201
Triborough Bridge & Tunnel Authority New
York Revenue	4.000%	11/15/21	100	107
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/21	165	182
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/21	295	325
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	1/1/22 (Prere.)	150	166
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	1/1/22 (Prere.)	345	381
Triborough Bridge & Tunnel Authority New
York Revenue	5.250%	1/1/22 (Prere.)	100	111
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/22	920	1,033
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/23	210	240
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/24	245	284

105

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/25	105	117
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/26	1,000	1,194
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/28	235	287
Triborough Bridge & Tunnel Authority New
York Revenue	0.000%	11/15/29	400	272
Triborough Bridge & Tunnel Authority New
York Revenue	0.000%	11/15/30	2,575	1,677
Triborough Bridge & Tunnel Authority New
York Revenue	0.000%	11/15/31	860	536
Triborough Bridge & Tunnel Authority New
York Revenue	0.000%	11/15/32	1,000	595
Triborough Bridge & Tunnel Authority New
York Revenue	0.000%	11/15/32	1,515	910
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/34	1,455	1,683
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/38	355	361
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/38	1,000	1,110
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/40	190	213
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/42	100	114
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/46	90	101
Triborough Bridge & Tunnel Authority New
York Revenue	4.000%	11/15/47	2,000	2,058
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	1,460	1,529
Utility Debt Securitization Authority New
York Revenue	5.000%	12/15/24	1,055	1,187
Utility Debt Securitization Authority New
York Revenue	5.000%	6/15/25	255	288
Utility Debt Securitization Authority New
York Revenue	5.000%	12/15/26	920	1,064
Utility Debt Securitization Authority New
York Revenue	5.000%	12/15/27	150	176
Utility Debt Securitization Authority New
York Revenue	5.000%	12/15/30	245	277
Utility Debt Securitization Authority New
York Revenue	5.000%	12/15/31	180	203
Utility Debt Securitization Authority New
York Revenue	5.000%	12/15/32	285	328
Utility Debt Securitization Authority New
York Revenue	5.000%	12/15/34	155	174
Utility Debt Securitization Authority New
York Revenue	5.000%	12/15/34	945	1,089
Utility Debt Securitization Authority New
York Revenue	5.000%	12/15/34	335	386
Utility Debt Securitization Authority New
York Revenue	5.000%	12/15/35	270	303

106

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Utility Debt Securitization Authority New
York Revenue	5.000%	12/15/35	325	370
Utility Debt Securitization Authority New
York Revenue	5.000%	12/15/35	1,535	1,755
Utility Debt Securitization Authority New
York Revenue	5.000%	12/15/36	640	729
Utility Debt Securitization Authority New
York Revenue	5.000%	12/15/36	365	426
Utility Debt Securitization Authority New
York Revenue	5.000%	12/15/37	900	1,023
Utility Debt Securitization Authority New
York Revenue	5.000%	12/15/40	310	359
Utility Debt Securitization Authority New
York Revenue	5.000%	12/15/41	1,000	1,156
Utility Debt Securitization Authority New
York Revenue	5.000%	12/15/41	1,320	1,474
				581,566
North Carolina (1.3%)
Cape Fear NC Public Utility Authority Water
& Sewer System Revenue	5.000%	8/1/18 (Prere.)	115	116
Charlotte NC COP	3.000%	6/1/22	200	200
Charlotte NC Water & Sewer System
Revenue	5.000%	7/1/21	325	355
Charlotte NC Water & Sewer System
Revenue	4.750%	7/1/33	255	256
Charlotte NC Water & Sewer System
Revenue	5.000%	7/1/38	125	133
Mecklenburg County NC GO	5.000%	4/1/21	1,205	1,308
Mecklenburg County NC GO	5.000%	12/1/21	1,150	1,267
Mecklenburg County NC Public Facilities
Corp. Revenue	5.000%	2/1/23	455	511
North Carolina Capital Facilities Finance
Agency Revenue (Duke University Project)	5.000%	4/1/19 (Prere.)	910	936
North Carolina Capital Facilities Finance
Agency Revenue (Duke University Project)	5.000%	10/1/41	250	282
North Carolina Capital Facilities Finance
Agency Revenue (Duke University Project)	5.000%	10/1/55	500	557
North Carolina Capital Improvement Revenue	4.500%	5/1/20 (Prere.)	640	671
North Carolina Capital Improvement Revenue	5.000%	5/1/21 (Prere.)	140	152
North Carolina Eastern Municipal Power
Agency Power Systems Revenue	5.000%	1/1/19 (Prere.)	2,475	2,527
North Carolina Eastern Municipal Power
Agency Power Systems Revenue	5.000%	1/1/20 (ETM)	105	110
North Carolina Eastern Municipal Power
Agency Power Systems Revenue	5.000%	1/1/21 (ETM)	300	322
North Carolina Eastern Municipal Power
Agency Power Systems Revenue	5.000%	1/1/21 (ETM)	3,250	3,500
North Carolina Eastern Municipal Power
Agency Power Systems Revenue	6.000%	1/1/22 (Prere.)	205	233
North Carolina Eastern Municipal Power
Agency Power Systems Revenue	6.000%	1/1/22 (ETM)	792	898
North Carolina GAN	5.250%	3/1/19 (Prere.)	250	257
North Carolina GAN	5.000%	3/1/20	650	684
North Carolina GAN	5.000%	3/1/26	160	184

107

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
North Carolina GO	5.000%	5/1/18	2,005	2,005
North Carolina GO	5.000%	5/1/19	1,750	1,806
North Carolina GO	5.000%	5/1/19	120	124
North Carolina GO	3.000%	6/1/19	1,050	1,064
North Carolina GO	5.000%	6/1/19	500	517
North Carolina GO	4.000%	5/1/20	1,165	1,214
North Carolina GO	5.000%	5/1/20	1,790	1,900
North Carolina GO	5.000%	5/1/20	150	159
North Carolina GO	5.000%	5/1/20 (Prere.)	90	95
North Carolina GO	5.000%	5/1/20 (Prere.)	30	32
North Carolina GO	4.000%	6/1/20	100	104
North Carolina GO	4.000%	5/1/21	890	942
North Carolina GO	5.000%	5/1/22	500	556
North Carolina GO	5.000%	6/1/22	100	111
North Carolina Municipal Power Agency
No. 1 Revenue (Catawba Electric)	5.000%	1/1/19 (Prere.)	1,525	1,558
North Carolina Municipal Power Agency
No. 1 Revenue (Catawba Electric)	5.000%	1/1/24	115	130
North Carolina Municipal Power Agency
No. 1 Revenue (Catawba Electric)	5.000%	1/1/30	55	56
North Carolina Revenue	5.000%	11/1/18	100	102
North Carolina Revenue	5.000%	11/1/19	450	471
North Carolina Revenue	5.000%	11/1/20	300	322
North Carolina Revenue	5.000%	5/1/22	485	538
North Carolina Revenue	5.000%	5/1/25	130	149
North Carolina Revenue	5.000%	5/1/25	995	1,156
North Carolina Revenue	5.000%	6/1/25	110	128
North Carolina Revenue	5.000%	5/1/26	760	896
North Carolina Revenue	5.000%	5/1/27	245	293
North Carolina Revenue	5.000%	5/1/29	2,360	2,795
North Carolina Turnpike Authority Revenue	5.750%	1/1/19 (Prere.)	195	200
North Carolina Turnpike Authority Revenue
(Monroe Expressway Toll)	5.000%	7/1/47	200	217
North Carolina Turnpike Authority Revenue
(Monroe Expressway Toll)	5.000%	7/1/51	200	217
Raleigh NC Combined Enterprise System
Revenue	5.000%	3/1/21 (Prere.)	265	287
University of North Carolina at Greensboro
Revenue	4.000%	4/1/35	1,300	1,374
Wake County NC GO	5.000%	3/1/21	600	650
Wake County NC GO	5.000%	3/1/23	300	338
				37,965
Ohio (1.1%)
American Municipal Power Ohio Inc.
Revenue	5.000%	2/15/22 (Prere.)	70	77
American Municipal Power Ohio Inc.
Revenue	5.000%	2/15/42	255	273
American Municipal Power Ohio Inc.
Revenue	4.375%	2/15/44	105	108
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	5.000%	2/15/26	130	145

108

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project) PUT	5.000%	8/15/19	400	409
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project) PUT	5.000%	8/15/20	745	781
Berea OH City School District GO	4.000%	12/1/53 (15)	250	253
Brunswick OH City School District GO	5.250%	12/1/48	500	550
Brunswick OH City School District GO	5.250%	12/1/53	640	703
Cleveland Heights OH City School District GO	4.500%	12/1/47	1,870	1,970
Cleveland OH Airport System Revenue	5.000%	1/1/29	200	214
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/37	120	129
Columbus OH GO	5.000%	7/1/25	120	140
Columbus OH GO	5.000%	7/1/26	100	118
Columbus OH Sewer Revenue	5.000%	6/1/27	125	143
Columbus OH Sewer Revenue	5.000%	6/1/28	500	568
Cuyahoga County OH Economic
Development Revenue (Med Mart/
Convention Center Project)	5.250%	12/1/25	225	243
Cuyahoga OH Community College District
Revenue	5.000%	8/1/28	275	302
Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	410	432
Hamilton County OH Sewer System Revenue	5.000%	12/1/38	260	288
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	5/15/23 (Prere.)	600	677
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	5/15/23 (Prere.)	1,065	1,201
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/39	300	337
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/44	1,030	1,152
Northeast Ohio Regional Sewer District
Wastewater Revenue	4.000%	11/15/49	255	259
Ohio GO	5.000%	9/15/21	200	219
Ohio GO	5.000%	9/15/24	560	644
Ohio GO	5.000%	8/1/25	1,000	1,167
Ohio GO	5.000%	9/1/25	200	234
Ohio GO	5.000%	8/1/26	2,000	2,362
Ohio GO	5.000%	5/1/27	125	149
Ohio GO	5.000%	3/15/37	1,635	1,822
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/40	285	318
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/28	1,000	1,165
Ohio State University General Receipts
Revenue	5.000%	12/1/39	645	720
Ohio State University General Receipts
Revenue	4.000%	6/1/43	245	250
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/20 (Prere.)	100	105
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/30	250	278
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/33	2,000	2,302
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/36	600	301

109

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/37	50	24
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/38	980	447
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39	105	115
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/40	170	70
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/42	615	233
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/43	605	220
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/48	2,000	2,166
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/21	380	418
Ohio Water Development Authority Revenue	5.000%	6/1/28	770	911
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19 (Prere.)	1,060	1,111
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/25	100	117
Revere OH Local School District GO	5.000%	6/1/22 (Prere.)	265	295
South-Western City OH School District GO	4.000%	12/1/42	220	225
Willoughby-Eastlake City OH School
District GO	5.000%	12/1/46	295	329
Willoughby-Eastlake City OH School
District GO	4.000%	12/1/50	1,000	1,012
Winton Woods City OH School District GO	5.000%	5/1/22 (Prere.)	500	555
				31,756
Oklahoma (0.3%)
Canadian County OK Educational Facilities
Authority Lease Revenue (Mustang Public
Schools Project)	5.000%	9/1/28	535	615
Edmond OK Public Works Authority Sales
Tax & Utility System Revenue	4.000%	7/1/47	1,000	1,020
Grand River Dam Authority Oklahoma
Revenue	5.000%	6/1/18 (Prere.)	150	151
Grand River Dam Authority Oklahoma
Revenue	5.000%	6/1/18 (Prere.)	100	100
Grand River Dam Authority Oklahoma
Revenue	5.000%	6/1/20 (Prere.)	220	233
Oklahoma Agricultural & Mechanical
Colleges Revenue (Oklahoma State
University)	4.400%	8/1/39	345	353
Oklahoma Capitol Improvement Authority
Highway Improvement Revenue	4.000%	7/1/34	680	711
Oklahoma Grand River Dam Authority
Revenue	5.250%	6/1/20 (Prere.)	1,030	1,097
Oklahoma Municipal Power Authority
Power Supply System Revenue	5.000%	1/1/47	200	222
Oklahoma Turnpike Authority Revenue	5.000%	1/1/22	180	193
Oklahoma Turnpike Authority Revenue	5.000%	1/1/28	100	121
Oklahoma Turnpike Authority Revenue	4.000%	1/1/42	500	512
Oklahoma Turnpike Authority Revenue	5.000%	1/1/42	500	561
Oklahoma Turnpike Authority Revenue	4.000%	1/1/47	1,180	1,208
Oklahoma Turnpike Authority Revenue	5.000%	1/1/47	500	565
				7,662

110

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Oregon (0.4%)
Clackamas County OR School District
No. 12 North Clackamas GO	0.000%	6/15/35	400	200
Clackamas County OR School District
No. 12 North Clackamas GO	0.000%	6/15/36	710	338
Clackamas County OR School District
No. 12 North Clackamas GO	5.000%	6/15/37	300	345
Clackamas County OR School District
No. 12 North Clackamas GO	0.000%	6/15/39	500	205
Clatsop County OR School District No. 10
Seaside GO	0.000%	6/15/37	500	230
Multnomah County OR GO	4.000%	6/1/43	985	1,027
Oregon Department of Administrative
Services Lottery Revenue	5.000%	4/1/19 (Prere.)	700	720
Oregon Department of Administrative
Services Lottery Revenue	5.250%	4/1/19 (Prere.)	150	155
Oregon Department of Administrative
Services Lottery Revenue	5.000%	4/1/28	150	173
Oregon Department of Administrative
Services Lottery Revenue	5.000%	4/1/29	215	247
Oregon Department of Transportation
Highway User Tax Revenue	5.000%	11/15/29	930	1,063
Oregon Department of Transportation
Highway User Tax Revenue	5.000%	11/15/30	665	758
Oregon Department of Transportation
Highway User Tax Revenue	5.000%	11/15/31	430	489
Oregon Department of Transportation
Highway User Tax Revenue	5.000%	11/15/38	1,500	1,665
Oregon GO	5.000%	12/1/23	500	570
Oregon GO	5.000%	5/1/42	240	275
Oregon GO	5.000%	8/1/43	780	866
Oregon GO (Veterans Welfare)	4.700%	6/1/41	370	386
Port of Portland OR International Airport
Revenue	5.500%	7/1/18 (Prere.)	50	50
Portland OR Sewer System Revenue	5.000%	6/1/20	110	117
Portland OR Sewer System Revenue	5.000%	6/1/21	505	550
Portland OR Sewer System Revenue	5.000%	3/1/35	120	126
Tri-County Metropolitan Transportation
District of Oregon Capital Grant Receipt
Revenue	5.000%	11/1/18	300	300
Washington County OR School District
No. 48J Beaverton GO	5.000%	6/15/28	500	568
Washington County OR School District
No. 48J Beaverton GO	0.000%	6/15/36	950	1,072
				12,495
Pennsylvania (4.4%)
Allegheny County PA GO	5.000%	11/1/19 (Prere.)	725	758
Allegheny County PA GO	5.000%	11/1/27	675	784
Allegheny County PA GO	5.000%	11/1/28	520	601
Allegheny County PA GO	5.000%	12/1/37	235	255
Allegheny County PA GO	5.000%	11/1/41	100	111
Allegheny County PA Sanitary Authority
Sewer Revenue	5.000%	12/1/20	145	155

111

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Allegheny County PA Sanitary Authority
Sewer Revenue	5.000%	12/1/22	200	222
Allegheny County PA Sanitary Authority
Sewer Revenue	5.000%	6/1/40 (4)	180	191
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/25	335	359
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/30	150	158
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/28	375	433
Chester County PA GO	5.000%	7/15/19 (Prere.)	75	78
Chester County PA GO	5.000%	7/15/28	25	26
Coatesville PA School District GO	5.000%	8/1/23 (4)	285	318
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/35	100	111
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/36	100	107
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/42	280	299
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/26	195	212
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	4.500%	1/1/32	240	255
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/35	2,505	2,614
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/40	580	605
Delaware Valley PA Regional Finance
Authority Revenue	5.500%	8/1/28 (2)	595	700
Delaware Valley PA Regional Finance
Authority Revenue	5.750%	7/1/32	1,760	2,161
Lehigh County PA Authority Water &
Sewer Revenue	5.000%	12/1/43	300	326
Montgomery County PA Higher Education
& Health Authority Revenue (Thomas
Jefferson University)	5.000%	9/1/48	1,000	1,104
Montgomery County PA Higher Education
& Health Authority Revenue (Thomas
Jefferson University)	4.000%	9/1/49	1,000	984
Montgomery County PA Higher Education
& Health Authority Revenue
(Ursinus College)	5.250%	11/1/42	400	435
Northampton County PA General Purpose
Authority College Revenue (Lafayette
College)	5.000%	11/1/34	225	259
Pennsylvania COP	5.000%	7/1/28	400	456
Pennsylvania Economic Development
Financing Authority Unemployment
Compensation Revenue	5.000%	7/1/18	2,500	2,513
Pennsylvania Economic Development
Financing Authority Unemployment
Compensation Revenue	5.000%	1/1/19	390	398

112

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Pennsylvania Economic Development
Financing Authority Unemployment
Compensation Revenue	5.000%	7/1/19	1,605	1,663
Pennsylvania Economic Development
Financing Authority Unemployment
Compensation Revenue	5.000%	1/1/20	400	414
Pennsylvania Economic Development
Financing Authority Unemployment
Compensation Revenue	5.000%	1/1/21	110	112
Pennsylvania GO	5.000%	6/1/18	500	501
Pennsylvania GO	5.000%	7/1/18	100	101
Pennsylvania GO	5.000%	7/1/18	125	126
Pennsylvania GO	5.000%	9/15/18	170	172
Pennsylvania GO	5.000%	11/15/18	150	153
Pennsylvania GO	5.000%	2/15/19	1,775	1,818
Pennsylvania GO	5.000%	4/15/19 (Prere.)	200	206
Pennsylvania GO	5.000%	4/15/19 (Prere.)	150	155
Pennsylvania GO	5.000%	5/1/19	200	206
Pennsylvania GO	5.000%	7/1/19	2,335	2,417
Pennsylvania GO	5.000%	9/15/19	650	677
Pennsylvania GO	5.000%	10/15/19	120	125
Pennsylvania GO	5.000%	7/1/20	1,665	1,764
Pennsylvania GO	5.000%	9/15/20	135	144
Pennsylvania GO	5.000%	1/15/21	400	428
Pennsylvania GO	5.000%	7/1/21	500	541
Pennsylvania GO	5.000%	7/1/21	380	411
Pennsylvania GO	5.000%	7/1/21	275	297
Pennsylvania GO	5.000%	10/15/21	390	424
Pennsylvania GO	5.000%	11/15/21 (Prere.)	1,205	1,324
Pennsylvania GO	5.000%	11/15/21 (Prere.)	250	275
Pennsylvania GO	5.000%	11/15/21 (Prere.)	390	429
Pennsylvania GO	5.000%	4/1/22	440	482
Pennsylvania GO	5.000%	6/1/22	300	330
Pennsylvania GO	5.000%	6/1/22 (Prere.)	110	122
Pennsylvania GO	5.000%	6/1/22 (Prere.)	500	556
Pennsylvania GO	5.000%	7/1/22	780	858
Pennsylvania GO	5.000%	7/1/22	100	110
Pennsylvania GO	5.000%	9/15/22	1,000	1,104
Pennsylvania GO	5.000%	3/15/23	525	583
Pennsylvania GO	5.000%	4/1/23 (Prere.)	770	868
Pennsylvania GO	5.000%	4/1/23 (Prere.)	250	282
Pennsylvania GO	5.000%	6/15/24	225	253
Pennsylvania GO	5.000%	6/15/24 (Prere.)	100	115
Pennsylvania GO	5.000%	7/1/24	180	203
Pennsylvania GO	5.000%	8/15/24	1,000	1,128
Pennsylvania GO	5.000%	9/15/24	705	796
Pennsylvania GO	5.000%	1/15/25	1,000	1,131
Pennsylvania GO	5.000%	8/15/25	500	570
Pennsylvania GO	5.000%	9/15/25	1,275	1,455
Pennsylvania GO	5.000%	9/15/25 (4)	1,250	1,431
Pennsylvania GO	5.000%	1/1/26	2,000	2,287
Pennsylvania GO	5.000%	3/15/26	120	136
Pennsylvania GO	5.000%	8/1/26	225	257
Pennsylvania GO	5.000%	9/15/26	280	322

113

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Pennsylvania GO	5.000%	9/15/26	1,150	1,324
Pennsylvania GO	5.000%	9/15/27	100	115
Pennsylvania GO	5.000%	1/1/28	2,000	2,292
Pennsylvania GO	4.000%	10/15/28	100	105
Pennsylvania GO	5.000%	3/15/29	1,160	1,301
Pennsylvania GO	4.000%	6/1/29	250	259
Pennsylvania GO	5.000%	9/15/29	750	856
Pennsylvania GO	5.000%	3/15/31	400	446
Pennsylvania GO	4.000%	4/1/32	1,000	1,030
Pennsylvania GO	4.000%	6/15/32	395	408
Pennsylvania GO	5.000%	10/15/32	430	474
Pennsylvania GO	5.000%	3/15/33	980	1,084
Pennsylvania GO	4.375%	10/15/33	100	105
Pennsylvania GO	4.000%	3/15/34	200	206
Pennsylvania GO	4.000%	9/15/34	735	757
Pennsylvania Higher Educational Facilities
Authority Revenue	3.000%	6/15/45	130	109
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.125%	5/1/21 (Prere.)	110	120
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.125%	5/1/36	5	5
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education
System)	5.000%	6/15/30	895	924
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	100	107
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/45	200	202
Pennsylvania Public School Building
Authority Lease Revenue (School
District of Philadelphia)	5.000%	6/1/29 (4)	345	395
Pennsylvania Public School Building
Authority Revenue (Harrisburg School
District)	4.750%	5/15/19 (Prere.)	435	448
Pennsylvania State University Revenue	5.000%	9/1/41	165	187
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/34	2,700	3,023
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/43	145	157
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.250%	12/1/43	50	55
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/18 (Prere.)	350	357
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	0.000%	12/1/38	230	101
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/18 (Prere.)	325	326
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/18 (Prere.)	30	30
Pennsylvania Turnpike Commission Revenue	6.000%	6/1/18 (Prere.)	300	301
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/18 (Prere.)	110	110
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	115	117
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	55	57
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	70	72
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	140	145

114

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	255	264
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	20	21
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	20	21
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	120	124
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	415	430
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	1,210	1,254
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	100	104
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	10	10
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/19 (Prere.)	370	385
Pennsylvania Turnpike Commission Revenue	4.500%	12/1/19 (Prere.)	255	265
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	2,155	2,254
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	1,095	1,145
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	5	5
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	65	68
Pennsylvania Turnpike Commission Revenue	5.125%	12/1/19 (Prere.)	1,685	1,766
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/19 (Prere.)	1,440	1,512
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/19 (Prere.)	270	284
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/19 (Prere.)	730	769
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	300	322
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20 (Prere.)	20	22
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20 (Prere.)	20	22
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20 (Prere.)	15	16
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20 (Prere.)	360	389
Pennsylvania Turnpike Commission Revenue	5.450%	12/1/20 (Prere.)	965	1,046
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/20 (Prere.)	2,750	2,985
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20 (Prere.)	575	628
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20 (Prere.)	55	60
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20 (Prere.)	100	109
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20 (Prere.)	115	126
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20 (Prere.)	2,410	2,643
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20 (Prere.)	90	99
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	285	316
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	95	99
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/23	1,310	1,369
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	3,595	3,756
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	300	343
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	125	141
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	1,000	1,135
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	250	278
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/30	325	401
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,000	1,116
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/33 (4)	460	564
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	1,020	1,139
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34 (4)	145	163
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/35	100	103
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	135	148
Pennsylvania Turnpike Commission Revenue	6.375%	12/1/38	1,010	1,247
Pennsylvania Turnpike Commission Revenue	4.000%	6/1/39	1,000	1,000
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	435	475
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	250	278
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	1,675	1,846
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	225	240
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	3,405	3,679
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	500	555

115

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	1,000	1,080
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	1,010	1,084
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	250	272
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	370	403
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44 (15)	240	267
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	375	411
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	150	161
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	500	537
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	760	834
Philadelphia PA Airport Revenue	5.250%	6/15/29	125	133
Philadelphia PA Airport Revenue	5.000%	6/15/40	1,700	1,780
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	4.000%	9/1/42	100	99
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/42	450	497
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/47	775	852
Philadelphia PA Gas Works Revenue	5.250%	8/1/20 (Prere.)	145	155
Philadelphia PA Gas Works Revenue	4.000%	10/1/35	85	86
Philadelphia PA Gas Works Revenue	5.250%	8/1/40	230	243
Philadelphia PA Gas Works Revenue	5.000%	8/1/47	1,500	1,651
Philadelphia PA GO	6.000%	8/1/20 (Prere.)	275	299
Philadelphia PA GO	5.000%	8/1/30 (4)	500	578
Philadelphia PA School District GO	5.000%	9/1/18	500	505
Philadelphia PA School District GO	5.000%	9/1/25	335	374
Philadelphia PA School District GO	5.000%	6/1/27 (14)	100	112
Philadelphia PA Water & Wastewater
Revenue	5.000%	7/1/40	1,200	1,317
Philadelphia PA Water & Wastewater
Revenue	5.000%	1/1/41	1,115	1,177
Philadelphia PA Water & Wastewater
Revenue	5.125%	1/1/43	50	54
Philadelphia PA Water & Wastewater
Revenue	5.000%	7/1/43	810	887
State Public School Building Authority
Pennsylvania Lease Revenue (School
District of Philadelphia)	5.000%	6/1/29	250	282
State Public School Building Authority
Pennsylvania Lease Revenue (School
District of Philadelphia)	5.000%	6/1/32 (4)	250	280
University of Pittsburgh of the
Commonwealth System of Higher
Education Pennsylvania Revenue
(University Capital Project)	5.000%	3/15/19 (Prere.)	470	483
Westmoreland County PA Municipal
Authority Revenue	5.000%	8/15/23 (Prere.)	375	425
Westmoreland County PA Municipal
Authority Revenue	5.000%	8/15/42 (15)	250	277
				123,494

116

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Rhode Island (0.1%)
Rhode Island Commerce Corp. Grant
Anticipation Revenue	5.000%	6/15/21	1,075	1,164
Rhode Island Commerce Corp. Grant
Anticipation Revenue	5.000%	6/15/23	175	196
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/19 (Prere.)	150	156
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.000%	6/15/20	770	816
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.000%	6/15/24	485	550
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.000%	6/15/28	110	127
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(Brown University)	5.000%	9/1/29	130	156
				3,165
South Carolina (1.1%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston
County School District, South Carolina
Project)	5.000%	12/1/24	175	198
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston
County School District, South Carolina
Project)	5.000%	12/1/25	125	141
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston
County School District, South Carolina
Project)	5.000%	12/1/27	1,045	1,176
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston
County School District, South Carolina
Project)	5.000%	12/1/30	780	871
Charleston SC Waterworks & Sewer
Capital Improvement Revenue	5.000%	1/1/21 (Prere.)	110	118
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/20 (Prere.)	50	53
Horry County SC School District GO	5.000%	3/1/21	270	292
Piedmont SC Municipal Power Agency
Revenue	5.000%	1/1/22	275	293
South Carolina GO	5.000%	6/1/19	600	620
South Carolina Public Service Authority
Revenue	5.000%	12/1/18 (ETM)	150	153
South Carolina Public Service Authority
Revenue	5.250%	1/1/19 (Prere.)	100	102
South Carolina Public Service Authority
Revenue	5.250%	1/1/19 (Prere.)	2,645	2,703
South Carolina Public Service Authority
Revenue	5.500%	1/1/19 (Prere.)	495	507
South Carolina Public Service Authority
Revenue	5.000%	12/1/19	435	455
South Carolina Public Service Authority
Revenue	5.000%	1/1/20 (Prere.)	950	996

117

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	115	125
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	100	108
South Carolina Public Service Authority
Revenue	4.000%	1/1/32	105	106
South Carolina Public Service Authority
Revenue	5.000%	12/1/33	350	386
South Carolina Public Service Authority
Revenue	5.000%	12/1/34	290	318
South Carolina Public Service Authority
Revenue	5.000%	12/1/35	15	16
South Carolina Public Service Authority
Revenue	5.000%	12/1/36	365	399
South Carolina Public Service Authority
Revenue	5.000%	12/1/36	1,395	1,474
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	595	650
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	355	390
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	190	202
South Carolina Public Service Authority
Revenue	5.000%	12/1/39	110	118
South Carolina Public Service Authority
Revenue	5.000%	12/1/43	970	1,018
South Carolina Public Service Authority
Revenue	5.125%	12/1/43	160	171
South Carolina Public Service Authority
Revenue	5.125%	12/1/43	310	331
South Carolina Public Service Authority
Revenue	4.000%	12/1/45	90	89
South Carolina Public Service Authority
Revenue	5.000%	12/1/46	1,445	1,545
South Carolina Public Service Authority
Revenue	5.000%	12/1/48	2,400	2,539
South Carolina Public Service Authority
Revenue	5.000%	12/1/49	2,115	2,244
South Carolina Public Service Authority
Revenue	5.000%	12/1/50	1,925	2,058
South Carolina Public Service Authority
Revenue	5.500%	12/1/53	1,090	1,189
South Carolina Public Service Authority
Revenue	5.500%	12/1/54	590	644
South Carolina Public Service Authority
Revenue	5.000%	12/1/55	1,295	1,374
South Carolina Public Service Authority
Revenue	5.250%	12/1/55	940	1,023
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/19 (Prere.)	3,395	3,550
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/20	275	294
				31,039

118

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tennessee (0.5%)
Memphis TN Center City Revenue Finance
Corp Revenue	5.250%	11/1/21 (Prere.)	770	852
Memphis TN Electric System Revenue	5.000%	12/1/18	250	255
Memphis TN GO	5.000%	4/1/26	2,000	2,309
Memphis-Shelby County TN Airport
Authority Revenue	5.000%	4/1/35	500	535
Memphis-Shelby County TN Sports Authority
Revenue (Memphis Arena)	5.375%	11/1/29	235	247
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/27	450	503
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/18	100	101
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/22	710	789
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/23 (Prere.)	410	458
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/24	380	432
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/25	100	116
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/27	700	826
Metropolitan Government of Nashville &
Davidson County TN GO	4.000%	7/1/33	500	529
Metropolitan Government of Nashville &
Davidson County TN GO	4.000%	7/1/34	750	788
Shelby County TN GO	5.000%	3/1/24	675	772
Tennessee GO	5.000%	8/1/18	490	494
Tennessee GO	5.000%	8/1/21	1,365	1,493
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/40	165	187
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/42	700	807
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/43	420	462
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/45	695	785
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/47	500	575
				14,315
Texas (10.3%)
Alamo TX Community College District GO	4.500%	8/15/33 (14)	60	60
Alamo TX Regional Mobility Authority
Revenue	5.000%	6/15/46	310	343
Aldine TX Independent School District GO	5.000%	2/15/22	1,250	1,376
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/37	320	352
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/39	460	508
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/41	200	216
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/42	105	115

119

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/43	1,350	1,486
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/45	2,215	2,505
Bexar County TX Hospital District GO	4.000%	2/15/43	2,000	2,031
Bexar County TX Hospital District GO	5.000%	2/15/48	2,000	2,222
Brownsville TX Utility System Revenue	4.000%	9/1/30	170	179
Central Texas Regional Mobility Authority
Revenue	6.000%	1/1/21 (Prere.)	205	225
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/21 (Prere.)	275	304
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/40	300	327
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/43	1,050	1,128
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/45	100	109
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/46	730	792
Clear Creek TX Independent School District
GO PUT	1.450%	8/14/20	130	128
Colorado River Municipal Water District
Texas Water System Revenue	5.000%	1/1/21 (Prere.)	160	172
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/25	265	306
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/26	350	410
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/27	210	245
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/27	340	384
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/29	905	1,042
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/44	500	551
Dallas County TX Community College
District GO	4.000%	2/15/28	730	800
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.750%	12/1/18 (Prere.)	55	56
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/18 (Prere.)	190	193
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/18 (Prere.)	225	229
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/18 (Prere.)	425	433
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/18 (Prere.)	260	265
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/18 (Prere.)	60	61
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/29 (2)	180	221
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/30 (2)	270	334

120

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/41	1,820	2,036
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/46	245	273
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/48	105	117
Dallas TX GO	5.000%	2/15/27	100	112
Dallas TX Independent School District GO	5.000%	8/15/24	330	378
Dallas TX Independent School District GO	5.000%	8/15/28	1,075	1,232
Dallas TX Independent School District GO	5.000%	8/15/29	175	194
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/23	365	414
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/24	1,250	1,437
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/29	550	642
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/30	360	419
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/31	115	133
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/36	105	114
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/37	500	549
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/39	315	335
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/41	50	55
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/23	270	289
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/25	230	253
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/29	120	128
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/30	400	445
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/31	125	133
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/31	100	113
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/33	125	133
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/33	125	141
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/34	190	202
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	145	154
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	2,710	2,885
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	100	109
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/43	195	213

121

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/44	375	408
Dallas-Fort Worth TX International Airport
Revenue	4.000%	11/1/45	140	140
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/45	395	420
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/45	1,370	1,472
El Paso TX Municipal Drainage Utility System
Revenue	4.000%	3/1/29	665	716
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	5.000%	3/1/32	50	54
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	5.000%	3/1/37	580	629
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	4.000%	3/1/46	460	470
Fort Bend TX Independent School District GO	5.000%	8/15/19	175	182
Fort Bend TX Independent School District GO	4.750%	8/15/34	50	50
Fort Worth TX Independent School
District GO	5.000%	2/15/34	300	311
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/23	725	813
Frisco TX Independent School District GO	4.750%	8/15/18 (Prere.)	200	202
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.250%	10/1/51	940	1,036
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.000%	4/1/53	2,470	2,670
Harris County TX Cultural Education
Facilities Finance Corp. Thermal Utility
Revenue (TECO Project)	4.000%	11/15/32	1,000	1,049
Harris County TX Cultural Education
Facilities Finance Corp. Thermal Utility
Revenue (TECO Project)	4.000%	11/15/34	750	775
Harris County TX Cultural Education
Facilities Finance Corp. Thermal Utility
Revenue (TECO Project)	4.000%	11/15/36	400	411
Harris County TX Cultural Education
Facilities Finance Corp. Thermal Utility
Revenue (TECO Project)	4.000%	11/15/37	375	385
Harris County TX Flood Control District
Revenue	5.000%	10/1/20 (Prere.)	1,840	1,967
Harris County TX Flood Control District
Revenue	5.000%	10/1/20 (Prere.)	595	636
Harris County TX GO	5.750%	10/1/18 (Prere.)	350	356
Harris County TX GO	5.000%	8/15/19 (Prere.)	95	99
Harris County TX GO	5.000%	8/15/22	660	733
Harris County TX GO	5.000%	10/1/23	205	219
Harris County TX GO	5.000%	10/1/24	280	313
Harris County TX GO	5.000%	10/1/24	515	576
Harris County TX GO	5.000%	10/1/26	860	1,003
Harris County TX GO	5.000%	8/15/28	250	291
Harris County TX GO	5.000%	10/1/28	625	722
Harris County TX GO	5.000%	8/15/30	160	185
Harris County TX Metropolitan Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/36	845	914
Harris County TX Sports Authority Revenue	5.000%	11/15/25 (4)	515	586

122

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Harris County TX Sports Authority Revenue	5.000%	11/15/30	190	210
Harris County TX Sports Authority Revenue	0.000%	11/15/34 (4)	560	276
Harris County TX Sports Authority Revenue	0.000%	11/15/43 (4)	200	64
Harris County TX Toll Road Revenue	5.000%	8/15/18 (Prere.)	575	580
Harris County TX Toll Road Revenue	5.250%	8/15/18 (Prere.)	1,010	1,020
Harris County TX Toll Road Revenue	5.000%	8/15/19 (Prere.)	900	935
Harris County TX Toll Road Revenue	5.000%	8/15/23	405	457
Harris County TX Toll Road Revenue	5.000%	8/15/24	915	1,047
Harris County TX Toll Road Revenue	5.000%	8/15/29	830	914
Harris County TX Toll Road Revenue	5.000%	8/15/30	150	165
Harris County TX Toll Road Revenue	5.000%	8/15/36	990	1,123
Harris County TX Toll Road Revenue	5.000%	8/15/40	1,445	1,497
Houston TX Airport System Revenue	5.000%	7/1/26	75	81
Houston TX Airport System Revenue	5.000%	7/1/29	500	593
Houston TX Airport System Revenue	5.000%	7/1/30	500	590
Houston TX Airport System Revenue	5.500%	7/1/39	2,775	2,791
Houston TX Community College System GO	5.000%	2/15/33	415	459
Houston TX Community College System GO	5.000%	2/15/34	130	143
Houston TX Community College System GO	5.000%	2/15/36	1,200	1,263
Houston TX GO	5.000%	3/1/19	100	103
Houston TX GO	5.000%	3/1/19	350	359
Houston TX GO	5.000%	3/1/19 (Prere.)	500	513
Houston TX GO	5.000%	3/1/19 (Prere.)	90	92
Houston TX GO	5.000%	3/1/22	1,035	1,136
Houston TX GO	5.000%	3/1/22 (Prere.)	225	248
Houston TX GO	5.000%	3/1/23	165	184
Houston TX GO	5.000%	3/1/24	225	247
Houston TX GO	5.000%	3/1/24	10	10
Houston TX GO	5.000%	3/1/25	100	115
Houston TX GO	5.000%	3/1/26	500	583
Houston TX GO	5.000%	3/1/27	185	218
Houston TX GO	5.000%	3/1/28	200	232
Houston TX GO	5.000%	3/1/31	1,250	1,449
Houston TX GO	4.000%	3/1/35	1,500	1,566
Houston TX Independent School District GO	5.000%	2/15/21	260	280
Houston TX Independent School District GO	5.000%	2/15/21	100	108
Houston TX Independent School District GO	5.000%	2/15/22	180	198
Houston TX Independent School District GO	5.000%	2/15/22	1,020	1,123
Houston TX Independent School District GO	5.000%	2/15/23	405	454
Houston TX Independent School District GO	5.000%	2/15/24	150	171
Houston TX Independent School District GO	5.000%	2/15/25	580	669
Houston TX Independent School District GO	5.000%	2/15/26	175	205
Houston TX Independent School District GO	5.000%	2/15/27	125	146
Houston TX Independent School District GO	5.000%	2/15/29	150	174
Houston TX Independent School District GO	5.000%	2/15/30	585	678
Houston TX Independent School District GO	5.000%	2/15/31	345	398
Houston TX Independent School District GO	4.000%	2/15/33	500	529
Houston TX Independent School District GO	4.000%	2/15/42	1,905	1,979
Houston TX Utility System Revenue	5.000%	11/15/18	2,100	2,137
Houston TX Utility System Revenue	5.000%	5/15/19 (Prere.)	215	222
Houston TX Utility System Revenue	5.375%	5/15/19 (Prere.)	170	176
Houston TX Utility System Revenue	6.000%	5/15/19 (Prere.)	1,000	1,042
Houston TX Utility System Revenue	5.000%	5/15/21	100	108
Houston TX Utility System Revenue	5.000%	5/15/22	375	414
Houston TX Utility System Revenue	5.000%	5/15/23	170	191

123

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Houston TX Utility System Revenue	5.000%	5/15/24	280	319
Houston TX Utility System Revenue	5.000%	11/15/24	100	115
Houston TX Utility System Revenue	5.000%	5/15/27	575	649
Houston TX Utility System Revenue	5.250%	11/15/28	215	232
Houston TX Utility System Revenue	5.250%	11/15/29	170	183
Houston TX Utility System Revenue	5.000%	11/15/30	1,000	1,163
Houston TX Utility System Revenue	5.250%	11/15/30	450	485
Houston TX Utility System Revenue	5.000%	11/15/31	750	815
Houston TX Utility System Revenue	5.000%	11/15/33	175	190
Houston TX Utility System Revenue	5.000%	11/15/33	1,515	1,618
Houston TX Utility System Revenue	5.000%	11/15/34	200	225
Houston TX Utility System Revenue	5.000%	11/15/35	225	257
Houston TX Utility System Revenue	5.000%	11/15/36	375	407
Houston TX Utility System Revenue	5.000%	11/15/36	275	313
Houston TX Utility System Revenue	4.000%	11/15/37	60	62
Houston TX Utility System Revenue	5.000%	11/15/39	515	576
Houston TX Utility System Revenue	5.000%	11/15/40	100	108
Houston TX Utility System Revenue	5.000%	11/15/44	75	84
Irving TX Combination Tax & Hotel
Occupancy Revenue GO	5.000%	2/15/19 (Prere.)	485	497
Judson TX Independent School District GO	4.000%	6/15/29	2,450	2,652
Judson TX Independent School District GO	4.000%	2/1/41	495	512
Katy TX Independent School District GO	5.000%	2/15/42	420	476
Keller TX Independent School District GO	5.250%	2/15/19 (Prere.)	250	257
Keller TX Independent School District GO	5.500%	2/15/19 (Prere.)	995	1,024
Klein TX Independent School District GO	5.000%	8/1/18 (Prere.)	340	343
Klein TX Independent School District GO	5.000%	8/1/18 (Prere.)	75	76
Lake Travis TX Independent School
District GO	5.000%	2/15/21 (Prere.)	325	351
Lake Travis TX Independent School
District GO	5.000%	2/15/21 (Prere.)	120	130
Lake Travis TX Independent School
District GO	5.000%	2/15/21 (Prere.)	65	70
Leander TX Independent School District GO	5.000%	8/15/26	440	496
Leander TX Independent School District GO	5.000%	8/15/38	450	512
Leander TX Independent School District GO	5.000%	8/15/40	400	454
Leander TX Independent School District GO	0.000%	8/16/42	1,630	624
Leander TX Independent School District GO	4.000%	8/15/49	425	436
Leander TX Independent School District GO	5.000%	8/15/49	2,000	2,243
Lewisville TX Independent School District GO	5.000%	2/15/19 (Prere.)	200	205
Lewisville TX Independent School District GO	5.000%	2/15/19 (Prere.)	325	333
Lewisville TX Independent School District GO	5.000%	2/15/19 (Prere.)	125	128
Lewisville TX Independent School District GO	5.000%	8/15/20	465	496
Lewisville TX Independent School District GO	5.000%	8/15/25	160	185
Lewisville TX Independent School District GO	4.000%	8/15/26	400	439
Little Elm TX Independent School District GO	5.000%	8/15/46	2,000	2,284
Lone Star College System Texas Financing
Revenue	5.000%	2/15/43	525	562
Lone Star College System Texas GO	5.000%	8/15/18 (Prere.)	35	35
Lone Star College System Texas GO	5.000%	8/15/18 (Prere.)	150	151
Lone Star College System Texas GO	5.000%	2/15/24	175	199
Lone Star College System Texas GO	5.000%	8/15/38	35	35
Lower Colorado River Authority Texas
Revenue	6.250%	5/15/18 (Prere.)	250	250

124

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Lower Colorado River Authority Texas
Revenue	5.250%	5/15/29	150	155
Lower Colorado River Authority Texas
Revenue	5.500%	5/15/33	195	202
Lower Colorado River Authority Texas
Revenue	5.000%	5/15/35	875	919
Lower Colorado River Authority Texas
Revenue	5.500%	5/15/36	3,000	3,105
Lower Colorado River Authority Texas
Revenue	5.000%	5/15/39	2,500	2,720
Lower Colorado River Authority Texas
Revenue	5.625%	5/15/39	145	150
Lower Colorado River Authority Texas
Revenue	5.000%	5/15/40	665	697
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/22	2,215	2,393
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	4.000%	5/15/31	1,250	1,304
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/35 (13)	330	331
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	4.000%	5/15/39	320	325
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/40 (4)	100	105
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/41	275	293
Midland County TX Fresh Water Supply
Revenue	5.000%	9/15/40	440	480
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/20	210	219
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/22	600	652
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/46	130	142
North Harris County TX Regional Water
Authority Revenue	5.250%	12/15/18 (Prere.)	485	495
North Harris County TX Regional Water
Authority Revenue	5.375%	12/15/18 (Prere.)	375	383
North Texas Municipal Water District
Regional Wastewater System Revenue	4.000%	6/1/31	360	386
North Texas Tollway Authority System
Revenue	5.750%	1/1/19 (Prere.)	1,250	1,283
North Texas Tollway Authority System
Revenue	6.000%	1/1/19 (Prere.)	40	41
North Texas Tollway Authority System
Revenue	6.000%	1/1/19 (Prere.)	215	221
North Texas Tollway Authority System
Revenue	6.000%	1/1/19 (Prere.)	250	257

125

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
North Texas Tollway Authority System
Revenue	6.250%	1/1/19 (Prere.)	440	453
North Texas Tollway Authority System
Revenue	5.000%	1/1/20	300	315
North Texas Tollway Authority System
Revenue	5.000%	1/1/21	455	489
North Texas Tollway Authority System
Revenue	6.000%	1/1/21 (Prere.)	670	738
North Texas Tollway Authority System
Revenue	6.000%	1/1/21 (Prere.)	3,035	3,342
North Texas Tollway Authority System
Revenue	5.000%	9/1/21 (Prere.)	625	684
North Texas Tollway Authority System
Revenue	5.000%	9/1/21 (Prere.)	2,345	2,566
North Texas Tollway Authority System
Revenue	5.000%	9/1/21 (Prere.)	170	186
North Texas Tollway Authority System
Revenue	5.000%	9/1/21 (Prere.)	125	137
North Texas Tollway Authority System
Revenue	5.000%	9/1/21 (Prere.)	1,665	1,822
North Texas Tollway Authority System
Revenue	5.250%	9/1/21 (Prere.)	150	165
North Texas Tollway Authority System
Revenue	5.250%	9/1/21 (Prere.)	220	242
North Texas Tollway Authority System
Revenue	5.250%	9/1/21 (Prere.)	205	226
North Texas Tollway Authority System
Revenue	5.500%	9/1/21 (Prere.)	170	188
North Texas Tollway Authority System
Revenue	5.500%	9/1/21 (Prere.)	1,960	2,169
North Texas Tollway Authority System
Revenue	5.000%	1/1/23	1,500	1,669
North Texas Tollway Authority System
Revenue	6.000%	1/1/23	10	10
North Texas Tollway Authority System
Revenue	6.250%	2/1/23	100	107
North Texas Tollway Authority System
Revenue	5.000%	1/1/26	1,000	1,125
North Texas Tollway Authority System
Revenue	5.000%	1/1/27	985	1,104
North Texas Tollway Authority System
Revenue	6.000%	1/1/28	80	82
North Texas Tollway Authority System
Revenue	0.000%	1/1/29 (12)	315	223
North Texas Tollway Authority System
Revenue	0.000%	1/1/30 (12)	580	394
North Texas Tollway Authority System
Revenue	5.000%	1/1/30	1,000	1,144
North Texas Tollway Authority System
Revenue	5.000%	1/1/30	375	416
North Texas Tollway Authority System
Revenue	5.000%	1/1/30	230	258
North Texas Tollway Authority System
Revenue	5.000%	1/1/31	1,000	1,139

126

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
North Texas Tollway Authority System
Revenue	5.000%	1/1/31	1,000	1,135
North Texas Tollway Authority System
Revenue	5.000%	1/1/31	560	619
North Texas Tollway Authority System
Revenue	0.000%	1/1/32 (12)	155	96
North Texas Tollway Authority System
Revenue	0.000%	1/1/33 (12)	105	62
North Texas Tollway Authority System
Revenue	5.000%	1/1/33	250	277
North Texas Tollway Authority System
Revenue	0.000%	1/1/34 (12)	235	132
North Texas Tollway Authority System
Revenue	0.000%	1/1/35 (12)	200	107
North Texas Tollway Authority System
Revenue	4.000%	1/1/35 (4)	250	259
North Texas Tollway Authority System
Revenue	5.000%	1/1/35	370	407
North Texas Tollway Authority System
Revenue	0.000%	1/1/36 (12)	1,000	512
North Texas Tollway Authority System
Revenue	4.000%	1/1/36	500	512
North Texas Tollway Authority System
Revenue	0.000%	1/1/37 (12)	235	115
North Texas Tollway Authority System
Revenue	0.000%	1/1/38 (12)	880	409
North Texas Tollway Authority System
Revenue	5.000%	1/1/38	600	656
North Texas Tollway Authority System
Revenue	4.000%	1/1/39	215	221
North Texas Tollway Authority System
Revenue	5.000%	1/1/40	1,090	1,178
North Texas Tollway Authority System
Revenue	5.000%	1/1/40 (4)	640	692
North Texas Tollway Authority System
Revenue	5.000%	1/1/42	190	203
North Texas Tollway Authority System
Revenue	4.000%	1/1/43	3,000	3,029
North Texas Tollway Authority System
Revenue	5.000%	1/1/43	1,500	1,688
North Texas Tollway Authority System
Revenue	5.000%	1/1/43	3,410	3,789
North Texas Tollway Authority System
Revenue	5.250%	1/1/44	25	25
North Texas Tollway Authority System
Revenue	5.000%	1/1/45	835	909
North Texas Tollway Authority System
Revenue	5.000%	1/1/48	800	896
North Texas Tollway Authority System
Revenue	5.000%	1/1/48	1,840	2,035
North Texas Tollway Authority System
Revenue PUT	1.950%	1/1/19	500	499
Northside Independent School District
Texas GO	5.000%	8/15/38	525	530

127

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Port of Houston Authority of Harris County
Texas Tax Revenue	5.000%	10/1/35	135	144
Red River TX Education Finance Corp.
Revenue (Texas Christian University Project)	5.000%	3/15/43	85	93
Richardson TX Independent School
District GO	5.000%	2/15/25	1,360	1,573
Richardson TX Independent School
District GO	5.000%	2/15/42	1,000	1,132
Round Rock TX Independent School
District GO	5.000%	8/1/33	200	201
Round Rock TX Independent School
District GO	5.250%	8/1/34	950	957
Round Rock TX Utility System Revenue	3.000%	8/1/31	1,480	1,410
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	200	205
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	245	251
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/20	240	253
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/20	3,000	3,157
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	220	237
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	200	220
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	1,360	1,497
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	490	549
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	135	151
San Antonio TX Electric & Gas Systems
Revenue	5.250%	2/1/24	1,370	1,576
San Antonio TX Electric & Gas Systems
Revenue	5.250%	2/1/25	360	421
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/27	555	654
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/29	1,500	1,759
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/29	150	176
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/32	150	172
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/39	535	587
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/43	115	124
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/44	190	208
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/48	3,000	3,235
San Antonio TX GO	5.000%	2/1/20	200	211
San Antonio TX Independent School
District GO	5.000%	2/15/24	405	461

128

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Antonio TX Public Facilities Corp.
Lease Revenue	4.000%	9/15/33	140	144
San Antonio TX Public Facilities Corp.
Lease Revenue	4.000%	9/15/34	70	72
San Antonio TX Public Facilities Corp.
Lease Revenue	4.000%	9/15/42	2,010	2,027
San Antonio TX Water Revenue	5.250%	11/15/18 (Prere.)	470	479
San Antonio TX Water Revenue	5.000%	5/15/26	705	789
San Antonio TX Water Revenue	5.000%	5/15/33	575	661
San Antonio TX Water Revenue	5.000%	5/15/48	2,000	2,274
San Jacinto TX Community College
District GO	5.000%	2/15/19 (Prere.)	1,025	1,050
Socorro TX Independent School District GO	5.000%	8/15/21 (Prere.)	1,075	1,176
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/37	140	152
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/52	955	1,022
Tarrant TX Regional Water District Revenue	5.000%	3/1/49	1,000	1,094
Texas A&M University System Revenue
Board of Regents Revenue	5.000%	5/15/25	975	1,138
Texas A&M University System Revenue
Board of Regents Revenue	5.000%	5/15/27	1,980	2,376
Texas A&M University System Revenue
Board of Regents Revenue	5.000%	5/15/28	400	477
Texas GO	5.000%	4/1/20	210	222
Texas GO	5.000%	10/1/20	600	643
Texas GO	5.000%	4/1/21	200	217
Texas GO	5.000%	10/1/22	610	681
Texas GO	5.000%	10/1/25	810	925
Texas GO	5.000%	10/1/26	100	114
Texas GO	5.000%	4/1/27	210	238
Texas GO	5.000%	10/1/27	125	146
Texas GO	5.000%	10/1/27	295	339
Texas GO	5.000%	10/1/28	100	114
Texas GO	5.000%	10/1/29	190	226
Texas GO	5.000%	10/1/31	500	590
Texas GO	5.000%	4/1/44	925	1,021
Texas GO	5.000%	10/1/44	2,215	2,463
Texas Municipal Power Agency Revenue	5.000%	9/1/40	215	227
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	2,255	2,424
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	6/30/40	1,645	1,805
Texas Private Activity Surface Transportation
Corp. Revenue (LBJ Infrastructure Group)	7.000%	6/30/34	215	236
Texas State University System Financing
System Revenue	5.000%	3/15/20	170	180
Texas State University System Financing
System Revenue	5.000%	3/15/21	210	227
Texas State University System Financing
System Revenue	5.000%	3/15/27	1,355	1,602
Texas Transportation Commission GO	5.000%	10/1/18	200	203
Texas Transportation Commission GO	5.000%	10/1/20	260	278
Texas Transportation Commission GO	5.000%	10/1/21	600	657

129

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Texas Transportation Commission GO	5.000%	4/1/22	105	116
Texas Transportation Commission GO	5.000%	4/1/23	300	338
Texas Transportation Commission GO	5.000%	4/1/24	100	114
Texas Transportation Commission GO	5.000%	10/1/24	2,055	2,368
Texas Transportation Commission GO	5.000%	10/1/25	755	870
Texas Transportation Commission GO	5.000%	4/1/26	300	342
Texas Transportation Commission GO	5.000%	4/1/26	240	264
Texas Transportation Commission GO	5.000%	10/1/26	815	953
Texas Transportation Commission GO	5.000%	4/1/29	200	227
Texas Transportation Commission GO	5.000%	10/1/29	585	680
Texas Transportation Commission GO	5.000%	10/1/30	1,665	1,972
Texas Transportation Commission GO	5.000%	10/1/30	620	707
Texas Transportation Commission GO	5.000%	4/1/31	300	338
Texas Transportation Commission GO	5.000%	10/1/33	545	638
Texas Transportation Commission GO	5.000%	4/1/44	860	970
Texas Transportation Commission Mobility
Fund GO	5.000%	10/1/23	150	170
Texas Transportation Commission Mobility
Fund GO	5.000%	10/1/28	165	192
Texas Transportation Commission Mobility
Fund GO	5.000%	10/1/34	160	186
Texas Transportation Commission Revenue	4.000%	10/1/18	190	192
Texas Transportation Commission Revenue	5.000%	4/1/19	140	144
Texas Transportation Commission Revenue	5.000%	4/1/20	2,480	2,622
Texas Transportation Commission Revenue	5.000%	10/1/20	500	536
Texas Transportation Commission Revenue	5.000%	4/1/21	835	904
Texas Transportation Commission Revenue	5.000%	10/1/21	1,960	2,146
Texas Transportation Commission Revenue	5.000%	10/1/21	310	339
Texas Transportation Commission Revenue	5.000%	4/1/22	430	476
Texas Transportation Commission Revenue	5.000%	10/1/22	520	581
Texas Transportation Commission Revenue	5.000%	10/1/24	140	161
Texas Transportation Commission Revenue	5.000%	10/1/24	165	190
Texas Transportation Commission Revenue	5.000%	4/1/25	245	280
Texas Transportation Commission Revenue	5.000%	10/1/25	500	584
Texas Transportation Commission Revenue	5.000%	10/1/25	485	567
Texas Transportation Commission Revenue	5.000%	10/1/26	470	556
Texas Transportation Commission Revenue	5.000%	10/1/30	1,000	1,166
Texas Transportation Commission Revenue	5.000%	4/1/34	100	113
Texas Transportation Commission Revenue	5.000%	8/15/41	1,033	1,111
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/31	425	466
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/33	565	617
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	1,575	1,716
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	875	957
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/42	1,400	1,510
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/22 (2)	95	85
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/36	725	331

130

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/37	3,630	1,581
Texas Water Development Board Revenue	5.000%	4/15/25	115	133
Texas Water Development Board Revenue	5.000%	10/15/29	450	518
Texas Water Development Board Revenue	5.000%	10/15/30	195	224
Texas Water Development Board Revenue	5.000%	10/15/31	535	612
Texas Water Development Board Revenue	4.000%	10/15/33	1,000	1,057
Texas Water Development Board Revenue	5.000%	10/15/40	1,885	2,112
Texas Water Development Board Revenue	4.000%	10/15/42	1,000	1,034
Texas Water Development Board Revenue	5.000%	10/15/43	1,000	1,152
Texas Water Development Board Revenue	4.000%	10/15/45	1,000	1,023
Texas Water Development Board Revenue	5.000%	10/15/45	440	492
Texas Water Development Board Revenue	4.000%	10/15/47	2,000	2,056
Texas Water Development Board Revenue	5.000%	10/15/47	1,500	1,715
Texas Water Financial Assistance GO	5.000%	8/1/39	100	103
University of Houston Texas Revenue	4.000%	2/15/24	2,245	2,433
University of Houston Texas Revenue	5.000%	2/15/29	2,250	2,591
University of Houston Texas Revenue	4.000%	2/15/49	1,375	1,409
University of Texas Permanent University
Fund Revenue	5.000%	7/1/24	605	695
University of Texas Permanent University
Fund Revenue	5.000%	7/1/27	205	235
University of Texas Permanent University
Fund Revenue	5.250%	7/1/30	150	186
University of Texas Permanent University
Fund Revenue	5.000%	7/1/41	300	330
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/20	110	118
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/21	155	169
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/21	305	333
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/22	655	730
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/23	170	193
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/23	100	114
University of Texas System Revenue
Financing System Revenue	5.375%	8/15/23	410	473
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/24	110	127
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/24	1,130	1,302
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/25	500	586
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/25	345	404
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/25	585	685
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/26	995	1,182
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/26	2,215	2,631

131

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/43	885	974
West Travis County TX Public Utility
Agency Revenue	5.000%	8/15/21 (Prere.)	795	868
West Travis County TX Public Utility
Agency Revenue	4.000%	8/15/41 (15)	1,000	1,027
Ysleta TX Independent School District GO	5.000%	8/15/45	2,560	2,893
Ysleta TX Independent School District GO	5.000%	8/15/47	1,550	1,738
				291,459
Utah (0.4%)
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/21	825	829
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/22	480	483
University of Utah Revenue	5.000%	8/1/23 (Prere.)	95	107
University of Utah Revenue	5.000%	8/1/23 (Prere.)	565	641
University of Utah Revenue	5.000%	8/1/32	40	45
University of Utah Revenue	4.000%	8/1/33	400	424
Utah GO	5.000%	7/1/18 (Prere.)	200	201
Utah GO	5.000%	7/1/18	800	804
Utah GO	5.000%	7/1/19	800	830
Utah GO	5.000%	7/1/20	1,400	1,492
Utah GO	5.000%	7/1/21 (Prere.)	250	273
Utah Transit Authority Sales Tax Revenue	4.750%	6/15/18 (Prere.)	240	241
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/18 (Prere.)	600	602
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/18 (Prere.)	75	75
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/18 (Prere.)	195	196
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	160	186
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	340	394
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28	125	145
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	180	207
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	500	534
Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32	500	289
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/37	270	301
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	250	282
Utah Transit Authority Sales Tax Revenue	4.000%	6/15/39	170	173
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/41	2,765	2,827
				12,581
Vermont (0.0%)
University of Vermont & State Agricultural
College GO	4.000%	10/1/40	100	102
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/41	200	211
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/46	200	211
				524
Virginia (1.4%)
Arlington County VA GO	5.000%	8/1/22	140	156
Chesapeake Bay VA Bridge & Tunnel
District Revenue	5.000%	7/1/51	500	545
Fairfax County VA GO	5.000%	10/1/18	210	213

132

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Fairfax County VA GO	5.000%	10/1/23	780	890
Fairfax County VA GO	4.000%	10/1/27	2,410	2,650
Fairfax County VA Public Improvement GO	5.000%	4/1/21	380	413
Fairfax County VA Public Improvement GO	5.000%	4/1/23	110	124
Fairfax County VA Sewer Revenue	5.000%	7/15/24	500	578
Fairfax VA GO	4.000%	1/15/31	120	126
Loudoun County VA GO	5.000%	11/1/19	100	105
Loudoun County VA Sanitation Authority
Water & Sewer Revenue	5.000%	1/1/24	1,460	1,666
Richmond VA Public Utility Revenue	5.000%	1/15/19 (Prere.)	120	123
Richmond VA Public Utility Revenue	5.000%	1/15/28	140	164
University of Virginia Revenue	5.000%	6/1/18 (Prere.)	1,400	1,404
University of Virginia Revenue	5.000%	8/1/21	1,000	1,093
University of Virginia Revenue	4.000%	4/1/42	665	691
University of Virginia Revenue	5.000%	6/1/43	400	443
Virginia Beach VA GO	5.000%	4/1/30	2,000	2,409
Virginia College Building Authority
Educational Facilities Revenue (21st
Century College & Equipment Programs)	5.000%	2/1/25 (Prere.)	1,000	1,162
Virginia College Building Authority
Educational Facilities Revenue (21st
Century College & Equipment Programs)	4.000%	2/1/28	1,295	1,394
Virginia College Building Authority
Educational Facilities Revenue (21st
Century College & Equipment Programs)	5.000%	2/1/30	1,065	1,246
Virginia College Building Authority
Educational Facilities Revenue (21st
Century College & Equipment Programs)	5.000%	2/1/31	500	583
Virginia College Building Authority
Educational Facilities Revenue (21st
Century College & Equipment Programs)	3.000%	2/1/35	295	277
Virginia Commonwealth Transportation
Board Revenue	4.500%	5/15/21 (Prere.)	335	359
Virginia Commonwealth Transportation
Board Revenue	5.000%	5/15/21 (Prere.)	100	109
Virginia Commonwealth Transportation
Board Revenue	5.000%	5/15/21 (Prere.)	50	54
Virginia Commonwealth Transportation
Board Revenue	5.000%	5/15/23	250	281
Virginia Commonwealth Transportation
Board Revenue	5.000%	9/15/23	400	453
Virginia Commonwealth Transportation
Board Revenue	5.000%	3/15/26	1,500	1,763
Virginia Commonwealth Transportation
Board Revenue	5.000%	5/15/26	500	588
Virginia Commonwealth Transportation
Board Revenue	5.000%	3/15/27	1,365	1,613
Virginia Commonwealth Transportation
Board Revenue	5.000%	5/15/27	100	119
Virginia Commonwealth Transportation
Board Revenue	5.000%	5/15/28	200	239
Virginia Commonwealth Transportation
Board Revenue	5.000%	5/15/29	200	238

133

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Virginia Commonwealth Transportation
Board Revenue	4.000%	5/15/31	700	740
Virginia Commonwealth Transportation
Board Revenue	4.000%	5/15/32	380	396
Virginia Commonwealth Transportation
Board Revenue	4.000%	5/15/35	250	262
Virginia Commonwealth Transportation
Board Revenue	4.000%	5/15/36	250	262
Virginia Commonwealth Transportation
Board Revenue	4.000%	5/15/37	1,825	1,888
Virginia Commonwealth Transportation
Board Revenue	4.000%	5/15/42	1,485	1,520
Virginia GO	5.000%	6/1/19	200	207
Virginia GO	5.000%	6/1/27	160	186
Virginia Public Building Authority Public
Facilities Revenue	5.000%	8/1/24	2,250	2,580
Virginia Public Building Authority Public
Facilities Revenue	5.000%	8/1/25	300	349
Virginia Public Building Authority Public
Facilities Revenue	5.000%	8/1/27	2,000	2,385
Virginia Public School Authority Revenue	5.000%	8/1/19	230	239
Virginia Public School Authority Revenue	5.000%	8/1/22	80	89
Virginia Public School Authority Revenue	5.000%	8/1/22	445	495
Virginia Public School Authority Revenue	5.000%	8/1/23	705	784
Virginia Public School Authority Revenue	5.000%	8/1/25	475	554
Virginia Public School Authority Revenue	5.000%	8/1/26	310	360
Virginia Public School Authority Revenue	5.000%	8/1/27	500	577
Virginia Public School Authority School
Technology & Security Notes Revenue	4.000%	8/1/19	1,350	1,386
				39,530
Washington (3.1%)
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/31	575	663
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/32	680	781
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/35	790	898
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/36	200	227
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/41	290	330
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/45	1,400	1,580
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/46	1,720	2,189
Energy Northwest Washington Electric
Revenue (Bonneville Power Administration)	5.000%	7/1/25	310	360
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/18	1,850	1,860
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/19	540	560
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/20	100	106

134

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/20	175	186
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/21	1,050	1,143
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/21	235	256
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/22	1,000	1,110
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/29	455	539
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/30	240	271
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/40	1,290	1,423
Energy Northwest Washington Electric
Revenue (Project No. 1)	5.000%	7/1/25	100	116
Energy Northwest Washington Electric
Revenue (Project No. 1)	5.000%	7/1/25	185	212
Energy Northwest Washington Electric
Revenue (Project No. 1)	5.000%	7/1/26	1,355	1,470
Energy Northwest Washington Electric
Revenue (Project No. 1)	5.000%	7/1/27	310	370
Energy Northwest Washington Electric
Revenue (Project No. 1)	5.000%	7/1/28	125	149
Energy Northwest Washington Electric
Revenue (Project No. 1)	5.000%	7/1/28	245	287
Energy Northwest Washington Electric
Revenue (Project No. 1)	5.000%	7/1/28	865	919
Energy Northwest Washington Electric
Revenue (Project No. 3)	5.000%	7/1/18	3,185	3,202
Energy Northwest Washington Electric
Revenue (Project No. 3)	5.000%	7/1/27	1,835	2,158
King County WA Sewer Revenue	5.000%	1/1/19 (Prere.)	550	562
King County WA Sewer Revenue	5.000%	7/1/20 (Prere.)	95	101
King County WA Sewer Revenue	5.000%	7/1/20 (Prere.)	30	32
King County WA Sewer Revenue	5.125%	1/1/21 (Prere.)	35	38
King County WA Sewer Revenue	5.125%	1/1/21 (Prere.)	30	32
King County WA Sewer Revenue	4.000%	7/1/33	415	439
King County WA Sewer Revenue	5.000%	7/1/39	1,890	2,093
King County WA Sewer Revenue	4.000%	7/1/45	710	732
King County WA Sewer Revenue	5.000%	7/1/46	1,000	1,130
King County WA Sewer Revenue	5.000%	1/1/52	525	561
Northwest Energy Washington Electric
Revenue (Bonneville Power Administration)	5.000%	7/1/28	525	579
Northwest Energy Washington Electric
Revenue (Columbia Generating Station)	5.250%	7/1/18	125	126
Northwest Energy Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/22	470	511
Northwest Energy Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/33	250	291
Pierce County WA School District No. 10
(Tacoma) GO	5.250%	12/1/38	305	350
Pierce County WA School District No. 10
(Tacoma) GO	5.000%	12/1/39	1,000	1,132

135

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Pierce County WA Sewer Revenue	4.000%	8/1/42	55	56
Port of Seattle WA Revenue	5.000%	2/1/30	455	521
Port of Seattle WA Revenue	5.000%	8/1/31	100	109
Port of Tacoma WA GO	5.000%	6/1/18 (Prere.)	115	115
Port of Tacoma WA GO	5.000%	12/1/27	2,000	2,362
Seattle WA GO	4.000%	10/1/27	1,230	1,319
Seattle WA GO	4.000%	12/1/27	1,430	1,537
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/20 (Prere.)	15	16
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/20	100	105
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/21 (Prere.)	270	293
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/23	75	79
Seattle WA Municipal Light & Power Revenue	4.000%	9/1/47	500	512
Seattle WA Water System Revenue	4.000%	7/1/47	750	774
Snohomish County WA School District
No. 201 (Edmonds) GO	5.250%	12/1/18 (Prere.)	340	347
Tacoma WA Electric System Revenue	5.000%	1/1/38	1,095	1,200
University of Washington Biomedical
Research Properties Lease Revenue	4.000%	1/1/48	230	236
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/18	160	161
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/19 (Prere.)	510	530
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/21	465	494
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	630	713
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/25	100	104
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/25	365	403
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/29	200	229
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/31	1,750	1,967
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33	585	652
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/41	3,620	3,872
Washington Federal Highway Grant
Anticipation Revenue (520 Corridor
Program)	5.000%	9/1/18	200	202
Washington Federal Highway Grant
Anticipation Revenue (520 Corridor
Program)	5.000%	9/1/18	100	101
Washington Federal Highway Grant
Anticipation Revenue (520 Corridor
Program)	5.000%	9/1/19	200	208
Washington Federal Highway Grant
Anticipation Revenue (520 Corridor
Program)	5.000%	9/1/21	125	136
Washington Federal Highway Grant
Anticipation Revenue (520 Corridor
Program)	5.000%	9/1/22	515	571
Washington Federal Highway Grant
Anticipation Revenue (520 Corridor
Program)	5.000%	9/1/22	230	255
Washington Federal Highway Grant
Anticipation Revenue (520 Corridor
Program)	5.000%	9/1/23	290	320
Washington Federal Highway Grant
Anticipation Revenue (520 Corridor
Program)	5.000%	9/1/24	525	578
Washington GO	5.000%	7/1/18 (Prere.)	330	332
Washington GO	5.000%	7/1/18 (Prere.)	170	171

136

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Washington GO	5.000%	7/1/18	150	151
Washington GO	5.000%	7/1/18	210	211
Washington GO	5.000%	7/1/18 (Prere.)	60	60
Washington GO	5.000%	7/1/18 (Prere.)	100	101
Washington GO	5.000%	7/1/18 (Prere.)	80	80
Washington GO	5.000%	1/1/19 (Prere.)	85	87
Washington GO	5.000%	2/1/19 (Prere.)	60	61
Washington GO	5.000%	7/1/19	1,625	1,684
Washington GO	5.000%	1/1/20	185	194
Washington GO	4.000%	2/1/20 (Prere.)	250	259
Washington GO	5.000%	7/1/20	345	367
Washington GO	5.000%	7/1/20	110	117
Washington GO	5.000%	8/1/20 (Prere.)	1,025	1,094
Washington GO	5.000%	1/1/21	150	162
Washington GO	5.250%	2/1/21 (Prere.)	700	760
Washington GO	5.000%	7/1/21	280	305
Washington GO	5.000%	7/1/21	110	120
Washington GO	5.000%	8/1/21	700	764
Washington GO	5.000%	7/1/22	100	111
Washington GO	5.000%	7/1/22	220	239
Washington GO	5.000%	7/1/23	1,150	1,302
Washington GO	5.000%	7/1/23	125	142
Washington GO	5.000%	7/1/23	140	159
Washington GO	5.000%	8/1/23	110	125
Washington GO	5.000%	7/1/24	125	144
Washington GO	5.000%	7/1/24	475	546
Washington GO	5.000%	7/1/24	455	523
Washington GO	5.000%	7/1/24	135	149
Washington GO	4.000%	7/1/25	1,455	1,545
Washington GO	5.000%	7/1/25	395	436
Washington GO	5.000%	7/1/25	200	231
Washington GO	5.000%	7/1/25	150	175
Washington GO	5.000%	8/1/25	150	175
Washington GO	4.000%	7/1/26	475	492
Washington GO	5.000%	7/1/26	150	176
Washington GO	5.000%	7/1/28	100	115
Washington GO	5.000%	7/1/28	110	128
Washington GO	3.000%	7/1/29	275	274
Washington GO	5.000%	8/1/30	75	84
Washington GO	5.000%	7/1/31	120	136
Washington GO	5.000%	7/1/31	2,000	2,272
Washington GO	5.000%	8/1/31	100	112
Washington GO	5.000%	8/1/31	300	348
Washington GO	5.000%	8/1/31	2,000	2,345
Washington GO	5.000%	7/1/32	225	255
Washington GO	5.000%	7/1/32	100	114
Washington GO	5.000%	8/1/32	2,205	2,544
Washington GO	5.000%	7/1/33	275	311
Washington GO	5.000%	7/1/33	525	599
Washington GO	5.000%	8/1/33	2,000	2,326
Washington GO	5.000%	8/1/33	100	114
Washington GO	5.000%	8/1/34	130	144
Washington GO	5.000%	8/1/35	450	485
Washington GO	5.000%	8/1/37	480	546

137

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Washington GO	5.000%	8/1/37	1,300	1,469
Washington GO	5.000%	2/1/38	1,000	1,107
Washington GO	5.000%	8/1/38	200	221
Washington GO	5.000%	2/1/39	1,000	1,139
Washington GO	5.000%	8/1/39	500	566
Washington GO	5.000%	8/1/39	1,520	1,711
Washington GO	5.000%	8/1/40	675	759
Washington GO	4.000%	8/1/42	165	169
Washington State University General Revenue	5.000%	4/1/40	165	184
				87,478
West Virginia (0.0%)
West Virginia Economic Development
Authority Lottery Revenue	5.000%	6/15/20 (Prere.)	160	170
West Virginia University Revenue	5.000%	10/1/35	980	1,062
West Virginia University Revenue	5.000%	10/1/36	115	123
				1,355
Wisconsin (0.9%)
Wisconsin Center District Tax Revenue	5.250%	12/15/27 (4)	210	241
Wisconsin General Fund Annual
Appropriation Revenue	5.750%	5/1/19 (Prere.)	10	10
Wisconsin General Fund Annual
Appropriation Revenue	5.750%	5/1/19 (Prere.)	125	130
Wisconsin General Fund Annual
Appropriation Revenue	5.750%	5/1/19 (Prere.)	1,250	1,299
Wisconsin General Fund Annual
Appropriation Revenue	5.750%	5/1/29	90	93
Wisconsin GO	5.000%	5/1/19 (2)	175	181
Wisconsin GO	6.000%	5/1/19 (Prere.)	550	573
Wisconsin GO	5.000%	5/1/20	100	106
Wisconsin GO	5.000%	11/1/20	60	64
Wisconsin GO	5.000%	11/1/20	680	730
Wisconsin GO	5.000%	5/1/21	160	174
Wisconsin GO	5.000%	11/1/21	100	110
Wisconsin GO	5.000%	5/1/22	660	732
Wisconsin GO	5.000%	11/1/22	250	273
Wisconsin GO	5.000%	5/1/23 (Prere.)	520	585
Wisconsin GO	5.000%	11/1/23	205	233
Wisconsin GO	5.000%	11/1/23	2,075	2,320
Wisconsin GO	5.000%	11/1/24	1,185	1,367
Wisconsin GO	5.000%	5/1/25	90	99
Wisconsin GO	5.000%	5/1/26	75	86
Wisconsin GO	5.000%	11/1/26	1,555	1,848
Wisconsin GO	5.000%	11/1/27	1,000	1,191
Wisconsin GO	5.000%	11/1/28	2,000	2,343
Wisconsin GO	5.000%	11/1/29	200	234
Wisconsin GO	5.000%	5/1/33	1,750	1,963
Wisconsin GO	4.000%	11/1/34	1,000	1,053
Wisconsin Health & Educational Facilities
Authority Revenue (Medical College
Wisconsin)	4.000%	12/1/46	300	302
Wisconsin Public Finance Authority Lease
Development Revenue (Central District
Development Project)	5.000%	3/1/41	245	269

138

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Wisconsin Public Power System Power
Supply System Revenue	5.000%	7/1/37	430	471
Wisconsin Transportation Revenue	5.000%	7/1/19 (14)	90	93
Wisconsin Transportation Revenue	5.000%	7/1/22 (Prere.)	780	868
Wisconsin Transportation Revenue	5.000%	7/1/22	140	156
Wisconsin Transportation Revenue	5.000%	7/1/29	500	567
Wisconsin Transportation Revenue	5.000%	7/1/30	1,900	2,150
Wisconsin Transportation Revenue	5.000%	7/1/30	1,000	1,186
				24,100
Wyoming (0.0%)
Campbell County WY Solid Waste Facilities
Revenue (Basin Electric Power Cooperative -
Dry Fork Station Facilities)	5.750%	7/15/39	250	260
Total Tax-Exempt Municipal Bonds (Cost $2,797,402)				2,754,577

			Shares
Temporary Cash Investment (2.1%)
Money Market Fund (2.1%)
1 Vanguard Municipal Cash Management Fund
(Cost $58,616)	1.700%		586,167	58,617
Total Investments (99.4%) (Costs $2,856,018)				2,813,194

				Amount
				($000)
Other Assets and Liabilities (0.6%)
Other Assets
Investment in Vanguard				153
Receivables for Investment Securities Sold				5
Receivables for Accrued Income				35,710
Receivables for Capital Shares Issued				159
Other Assets				8
Total Other Assets				36,035
Liabilities
Payables for Investment Securities Purchased				(18,953)
Payables for Capital Shares Redeemed				(203)
Payables for Distributions				(73)
Payables to Vanguard				(215)
Total Liabilities				(19,444)
Net Assets (100%)				2,829,785

At April 30, 2018, net assets consisted of:
				Amount
				($000)
Paid-in Capital				2,869,114
Undistributed Net Investment Income				4,859
Accumulated Net Realized Losses				(1,364)
Unrealized Appreciation (Depreciation)				(42,824)
Net Assets				2,829,785

139

Tax-Exempt Bond Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 533,491 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,384
Net Asset Value Per Share—Investor Shares	$10.09

ETF Shares—Net Assets
Applicable to 52,252,182 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,640,195
Net Asset Value Per Share—ETF Shares	$50.53

Admiral Shares—Net Assets
Applicable to 9,128,549 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	184,206
Net Asset Value Per Share—Admiral Shares	$20.18

• See Note A in Notes to Financial Statements.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A Key to Abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

140

Tax-Exempt Bond Index Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

141

Tax-Exempt Bond Index Fund

Statement of Operations

Six Months Ended
April 30, 2018
($000)
Investment Income
Income
Interest[1]	28,047
Total Income	28,047
Expenses
The Vanguard Group—Note B
Investment Advisory Services	168
Management and Administrative—Investor Shares	3
Management and Administrative—ETF Shares	738
Management and Administrative—Admiral Shares	51
Marketing and Distribution—Investor Shares	—
Marketing and Distribution—ETF Shares	76
Marketing and Distribution—Admiral Shares	7
Custodian Fees	23
Shareholders’ Reports and Proxy—Investor Shares	1
Shareholders’ Reports and Proxy—ETF Shares	51
Shareholders’ Reports and Proxy—Admiral Shares	2
Trustees’ Fees and Expenses	1
Total Expenses	1,121
Net Investment Income	26,926
Realized Net Gain (Loss) on Investment Securities Sold[1]	(1,402)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(56,807)
Net Increase (Decrease) in Net Assets Resulting from Operations	(31,283)

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $231,000, ($2,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

142

Tax-Exempt Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	26,926	25,060
Realized Net Gain (Loss)	(1,402)	(236)
Change in Unrealized Appreciation (Depreciation)	(56,807)	12,906
Net Increase (Decrease) in Net Assets Resulting from Operations	(31,283)	37,730
Distributions
Net Investment Income
Investor Shares	(42)	(48)
ETF Shares	(23,347)	(20,706)
Admiral Shares	(1,743)	(2,022)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(25,132)	(22,776)
Capital Share Transactions
Investor Shares	1,895	1,269
ETF Shares	807,603	1,320,247
Admiral Shares	54,191	64,227
Net Increase (Decrease) from Capital Share Transactions	863,689	1,385,743
Total Increase (Decrease)	807,274	1,400,697
Net Assets
Beginning of Period	2,022,511	621,814
End of Period[1]	2,829,785	2,022,511

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $4,859,000 and $3,065,000.

See accompanying Notes, which are an integral part of the Financial Statements.

143

Tax-Exempt Bond Index Fund

Financial Highlights

Investor Shares
	Six Months	Year Ended		Aug. 21,
	Ended	October 31,		2015[1] to
	April 30,			Oct. 31,
For a Share Outstanding Throughout Each Period	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.32	$10.33	$10.05	$10.00
Investment Operations
Net Investment Income	.105 [2]	.197[2]	.149	.034
Net Realized and Unrealized Gain (Loss) on Investments [3]	(. 233)	(. 019)	. 280	. 048
Total from Investment Operations	(.128)	.178	.429	.082
Distributions
Dividends from Net Investment Income	(.102)	(.188)	(.149)	(. 032)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.102)	(.188)	(.149)	(. 032)
Net Asset Value, End of Period	$10.09	$10.32	$10.33	$10.05

Total Return[4]	-1.24%	1.76%	4.28%	0.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5	$4	$2	$5
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.20%[5]
Ratio of Net Investment Income to Average Net Assets	2.07%	1.94%	1.61%	1.88%[5]
Portfolio Turnover Rate [6]	18%	18%	8%	1%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculation based on average shares outstanding.
3 Includes increases from purchase fees of $.01, $.01, $.00, and $.06.
4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

144

Tax-Exempt Bond Index Fund

Financial Highlights

ETF Shares
	Six Months	Year Ended		Aug. 21,
	Ended	October 31,		2015[1] to
	April 30,			Oct. 31,
For a Share Outstanding Throughout Each Period	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$51.65	$51.67	$50.33	$50.00
Investment Operations
Net Investment Income	. 549 [2]	1.045[2]	.810	.170
Net Realized and Unrealized Gain (Loss) on Investments [3]	(1.146)	(.090)	1.343	.255
Total from Investment Operations	(.597)	.955	2.153	.425
Distributions
Dividends from Net Investment Income	(. 523)	(. 975)	(. 813)	(. 095)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(. 523)	(. 975)	(. 813)	(. 095)
Net Asset Value, End of Period	$50.53	$51.65	$51.67	$50.33

Total Return	-1.16%	1.89%	4.29%	0.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,640	$1,885	$550	$60
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.12%[4]
Ratio of Net Investment Income to Average Net Assets	2.17%	2.04%	1.71%	1.96%[4]
Portfolio Turnover Rate [5]	18%	18%	8%	1%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculation based on average shares outstanding.
3 Includes increases from purchase fees of $.03, $.02, $.02 and $.00.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

145

Tax-Exempt Bond Index Fund

Financial Highlights

Admiral Shares
	Six Months	Year Ended		Aug. 25,
	Ended	October 31,		2015[1] to
	April 30,			Oct. 31,
For a Share Outstanding Throughout Each Period	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$20.63	$20.65	$20.10	$19.98
Investment Operations
Net Investment Income	. 219 [2]	.415[2]	.324	.066
Net Realized and Unrealized Gain (Loss) on Investments [3]	(. 454)	(. 039)	. 550.120
Total from Investment Operations	(.235)	.376	.874	.186
Distributions
Dividends from Net Investment Income	(. 215)	(. 396)	(. 324)	(. 066)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(. 215)	(. 396)	(. 324)	(. 066)
Net Asset Value, End of Period	$20.18	$20.63	$20.65	$20.10

Total Return[4]	-1.15%	1.86%	4.36%	0.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$184	$134	$69	$7
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.12%[5]
Ratio of Net Investment Income to Average Net Assets	2.17%	2.04%	1.71%	1.96%[5]
Portfolio Turnover Rate [6]	18%	18%	8%	1%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculation based on average shares outstanding.
3 Includes increases from purchase fees of $.01, $.01, $.01 and $.00.
4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

146

Tax-Exempt Bond Index Fund

Notes to Financial Statements

Vanguard Tax-Exempt Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2017), and for the period ended April 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2018, or at any time during the period then ended.

147

Tax-Exempt Bond Index Fund

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2018, the fund had contributed to Vanguard capital in the amount of $153,000, representing 0.01% of the fund’s net assets and 0.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

148

Tax-Exempt Bond Index Fund

The following table summarizes the market value of the fund’s investments as of April 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,754,577	—
Temporary Cash Investments	58,617	—	—
Total	58,617	2,754,577	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2018, the fund realized $273,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such losses are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2017, the fund had available capital losses totaling $235,000. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2018; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2018, the cost of investment securities for tax purposes was $2,856,018,000. Net unrealized depreciation of investment securities for tax purposes was $42,824,000, consisting of unrealized gains of $3,292,000 on securities that had risen in value since their purchase and $46,116,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2018, the fund purchased $1,057,303,000 of investment securities and sold $234,693,000 of investment securities, other than temporary cash investments. Purchases and sales include $727,667,000 and $19,361,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

149

Tax-Exempt Bond Index Fund

F. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		April 30, 2018	October 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	3,640	356	3,083	300
Issued in Lieu of Cash Distributions	35	3	37	4
Redeemed	(1,780)	(173)	(1,851)	(181)
Net Increase (Decrease)—Investor Shares	1,895	186	1,269	123
ETF Shares
Issued[1]	827,895	16,151	1,361,141	26,650
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(20,292)	(400)	(40,894)	(800)
Net Increase (Decrease)—ETF Shares	807,603	15,751	1,320,247	25,850
Admiral Shares
Issued[1]	73,348	3,579	88,668	4,343
Issued in Lieu of Cash Distributions	1,422	70	1,656	81
Redeemed	(20,579)	(1,007)	(26,097)	(1,286)
Net Increase (Decrease)—Admiral Shares	54,191	2,642	64,227	3,138

1 Includes purchase fees for fiscal 2018 and 2017 of $192,000 and $236,000, respectively (fund totals).

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2018, that would require recognition or disclosure in these financial statements.

150

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

151

Six Months Ended April 30, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Bond Index Fund	10/31/2017	4/30/2018	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$987.60	$0.94
ETF Shares	1,000.00	988.40	0.44
Admiral Shares	1,000.00	988.50	0.44
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.85	$0.95
ETF Shares	1,000.00	1,024.35	0.45
Admiral Shares	1,000.00	1,024.35	0.45

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.19% for Investor Shares, 0.09% for ETF Shares, and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

152

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Tax-Exempt Bond Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2015 and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the fund since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

153

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

154

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

155

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600 Valley Forge, PA 19482-2600
Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The index is a product of S&P Dow Jones Indices LLC
Direct Investor Account Services > 800-662-2739	(“SPDJI”), and has been licensed for use by Vanguard.
Institutional Investor Services > 800-523-1036	Standard & Poor’s® and S&P® are registered
Text Telephone for People	trademarks of Standard & Poor’s Financial Services LLC
Who Are Deaf or Hard of Hearing > 800-749-7273	(“S&P”); Dow Jones® is a registered trademark of Dow
Jones Trademark Holdings LLC (“Dow Jones”); S&P®
and S&P 500® are trademarks of S&P; and these
This material may be used in conjunction	trademarks have been licensed for use by SPDJI and
with the offering of shares of any Vanguard	sublicensed for certain purposes by Vanguard.
fund only if preceded or accompanied by	Vanguard product(s) are not sponsored, endorsed, sold
or promoted by SPDJI, Dow Jones, S&P, or their
the fund’s current prospectus.	respective affiliates and none of such parties make any
All comparative mutual fund data are from Lipper, a	representation regarding the advisability of investing in
Thomson Reuters Company, or Morningstar, Inc., unless	such product(s) nor do they have any liability for any
otherwise noted.	errors, omissions, or interruptions of the index.

You can obtain a free copy of Vanguard’s proxy voting	Source for Bloomberg Barclays indexes: Bloomberg
guidelines by visiting vanguard.com/proxyreporting or by	Index Services Limited. Copyright 2018, Bloomberg. All
calling Vanguard at 800-662-2739. The guidelines are	rights reserved.
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q14912 062018

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.
(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s
Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 14, 2018

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 14, 2018

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216,
Incorporated by Reference.